      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2012



                                          REGISTRATION STATEMENT NOS. 333-101778
                                                                       811-21262

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                            POST-EFFECTIVE AMENDMENT NO. 22                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 143                                     [X]



                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.



This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.

                  PIONEER ANNUISTAR(SM) PLUS  ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010



This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:




FRANKLIN TEMPLETON VARIABLE INSURANCE            METROPOLITAN SERIES FUND
  PRODUCTS TRUST -- CLASS 2                        BlackRock Legacy Large Cap Growth
  Franklin Rising Dividends Securities Fund           Portfolio -- Class E
  Franklin Small-Mid Cap Growth Securities         BlackRock Money Market Portfolio -- Class A
     Fund                                          Jennison Growth Portfolio -- Class B
  Templeton Foreign Securities Fund                MFS(R) Total Return Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
  Growth Portfolio -- Class II                   PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Legg Mason ClearBridge Variable Equity           Pioneer Cullen Value VCT Portfolio
     Income                                        Pioneer Emerging Markets VCT Portfolio
  Builder Portfolio -- Class II                    Pioneer Equity Income VCT Portfolio
  Legg Mason ClearBridge Variable Fundamental      Pioneer Ibbotson Growth Allocation VCT
  All Cap Value Portfolio -- Class I                  Portfolio
MET INVESTORS SERIES TRUST                         Pioneer Ibbotson Moderate Allocation VCT
  BlackRock High Yield Portfolio -- Class B           Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Mid Cap Value VCT Portfolio
  MFS(R) Research International                    Pioneer Real Estate Shares VCT Portfolio
     Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class
     E




Current Variable Funding Options have been subject to a merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix D "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.



CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)




The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.



CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)



---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:



    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%




(2)   We do not currently assess the transfer charge.


(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%




(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.25%            2.40%            2.60%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE......         1.50%(6)         1.50%(6)         1.50%(6)

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.......         1.50%(6)         1.50%(6)         1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (SINGLE LIFE OPTION) ONLY SELECTED....................         3.05%            3.20%            3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (JOINT LIFE OPTION) ONLY SELECTED.....................         3.05%            3.20%            3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED...........         3.25%            3.40%            3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED............         3.25%            3.40%            3.60%


---------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.
(6)   The current charges for the available GMWB riders are as follow:

            GMWB RIDER                CURRENT CHARGE
----------------------------------    --------------
              GMWB I                       0.40%
              GMWB II                      0.50%
GMWB for Life (Single Life Option)         0.65%
 GMWB for Life (Joint Life Option)         0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.72%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............     0.62%        0.25%       0.02%          0.01%           0.90%         0.01%         0.89%
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.......     0.75%        0.25%       0.07%            --            1.07%         0.00%         1.07%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio  -- Class II......     0.75%        0.25%       0.07%            --            1.07%           --          1.07%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.05%            --            0.90%           --          0.90%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio
     -- Class B..................     0.64%        0.25%       0.05%            --            0.94%         0.01%         0.93%
  Pioneer Strategic Income
     Portfolio  -- Class E.......     0.58%        0.15%       0.06%            --            0.79%           --          0.79%
METROPOLITAN SERIES FUND
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     E...........................     0.71%        0.15%       0.02%            --            0.88%         0.01%         0.87%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Jennison Growth Portfolio
      -- Class B.................     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.05%            --            0.84%           --          0.84%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
PIONEER VARIABLE CONTRACTS TRUST
  -- CLASS II
  Pioneer Cullen Value VCT
     Portfolio...................     0.70%        0.25%       0.09%            --            1.04%         0.04%         1.00%
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.32%            --            1.72%           --          1.72%
  Pioneer Equity Income VCT
     Portfolio...................     0.65%        0.25%       0.10%            --            1.00%           --          1.00%
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....     0.17%        0.25%       0.07%          0.81%           1.30%         0.01%         1.29%
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....     0.17%        0.25%       0.08%          0.76%           1.26%         0.02%         1.24%
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.07%            --            0.97%           --          0.97%
  Pioneer Real Estate Shares VCT
     Portfolio...................     0.80%        0.25%       0.22%            --            1.27%           --          1.27%






The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends           Seeks long-term capital              Franklin Advisory Services, LLC
  Securities Fund                   appreciation, with preservation
                                    of capital as an important
                                    consideration.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class II                                                  Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class B              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class B   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
METROPOLITAN SERIES FUND
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class E              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Jennison Associates
                                                                         LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class B              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Cullen Value VCT            Seeks capital appreciation, with     Pioneer Investment Management,
  Portfolio                         current income as a secondary        Inc.
                                    objective.                           Subadviser: Cullen Capital
                                                                         Management LLC
Pioneer Emerging Markets VCT        Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital.                             Inc.
Pioneer Equity Income VCT           Seeks current income and long-       Pioneer Investment Management,
  Portfolio                         term growth of capital from a        Inc.
                                    portfolio consisting primarily of
                                    income producing equity
                                    securities of U.S. corporations.
Pioneer Ibbotson Growth             Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc.
                                                                         Subadviser: Ibbotson Associates
                                                                         Advisors, LLC
Pioneer Ibbotson Moderate           Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc.
                                                                         Subadviser: Ibbotson Associates
                                                                         Advisors, LLC
Pioneer Mid Cap Value VCT           Seeks capital appreciation by        Pioneer Investment Management,
  Portfolio                         investing in a diversified           Inc.
                                    portfolio of securities
                                    consisting primarily of common
                                    stocks.
Pioneer Real Estate Shares VCT      Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital. Current income is a         Inc.
                                    secondary objective.                 Subadviser: AEW Capital
                                                                         Management, L.P.




Current Variable Funding Options have been subject to a merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------




We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------



The following information has been added to the "TERMINATION" section:



We will not terminate the Contract if it includes a Guaranteed Minimum Withdrawal Benefit for Life rider. In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the

IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (6/03)................................................  2007      1.432          1.527                 --
                                                          2006      1.371          1.432          2,648,635
                                                          2005      1.283          1.371          2,458,869
                                                          2004      1.225          1.283          2,566,004
                                                          2003      1.000          1.225            454,474

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03)................................................  2008      1.728          1.708                 --
                                                          2007      1.606          1.728            832,107
                                                          2006      1.470          1.606            946,113
                                                          2005      1.391          1.470            900,744
                                                          2004      1.244          1.391            644,242
                                                          2003      1.000          1.244            257,720

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (6/03)......................................  2011      1.473          1.537          2,541,401
                                                          2010      1.240          1.473          2,411,278
                                                          2009      1.073          1.240          2,605,955
                                                          2008      1.495          1.073          3,339,564
                                                          2007      1.561          1.495          4,448,571
                                                          2006      1.353          1.561          4,877,638
                                                          2005      1.329          1.353          4,604,965
                                                          2004      1.216          1.329          3,383,245
                                                          2003      1.000          1.216            506,487

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)...........................  2011      1.782          1.670          1,895,133
                                                          2010      1.418          1.782          2,269,287
                                                          2009      1.003          1.418          2,472,014
                                                          2008      1.772          1.003          2,303,395
                                                          2007      1.618          1.772          2,549,028
                                                          2006      1.512          1.618          1,746,560
                                                          2005      1.465          1.512          1,440,790
                                                          2004      1.335          1.465          1,033,441
                                                          2003      1.000          1.335            143,740

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.947          1.713          2,083,263
                                                          2010      1.824          1.947          2,300,173
                                                          2009      1.352          1.824          2,629,076
                                                          2008      2.303          1.352          2,896,518
                                                          2007      2.026          2.303          3,412,070
                                                          2006      1.694          2.026          3,233,201
                                                          2005      1.562          1.694          2,820,754
                                                          2004      1.338          1.562          1,643,650
                                                          2003      1.000          1.338            363,013

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2011      1.486          1.495          1,088,048
                                                          2010      1.210          1.486          1,189,969
                                                          2009      0.916          1.210          1,406,061
                                                          2008      1.566          0.916          1,609,646
                                                          2007      1.625          1.566          1,848,012

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2011      1.171          1.242            966,194
                                                          2010      1.061          1.171          1,464,905
                                                          2009      0.878          1.061          1,628,822
                                                          2008      1.372          0.878          2,526,645
                                                          2007      1.367          1.372          2,803,309

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.515          1.400            621,136
                                                          2010      1.320          1.515            793,654
                                                          2009      1.036          1.320            960,678
                                                          2008      1.659          1.036            998,096
                                                          2007      1.732          1.659          1,225,268

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)...........  2007      1.203          1.261                 --
                                                          2006      1.037          1.203            124,478
                                                          2005      0.977          1.037             11,941

  LMPVPI Total Return Subaccount (Class II) (6/03)......  2007      1.334          1.372                 --
                                                          2006      1.207          1.334          2,813,838
                                                          2005      1.191          1.207          2,447,656
                                                          2004      1.115          1.191          2,020,490
                                                          2003      1.000          1.115            506,362

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03)................................................  2007      1.585          1.640                 --
                                                          2006      1.453          1.585          1,987,471
                                                          2005      1.346          1.453          1,763,294
                                                          2004      1.257          1.346          1,762,703
                                                          2003      1.000          1.257            400,407

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B) (5/10)
  *.....................................................  2011      1.609          1.621          6,792,409
                                                          2010      1.522          1.609          8,016,351

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2011      1.115          1.040          3,337,591
                                                          2010      0.922          1.115          3,716,664
                                                          2009      0.685          0.922          3,990,754
                                                          2008      1.083          0.685          2,711,797

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.888          0.844                 --
                                                          2008      1.574          0.888          2,550,940
                                                          2007      1.508          1.574          2,922,488

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.876          1.649          1,791,610
                                                          2010      1.710          1.876          1,929,042
                                                          2009      1.320          1.710          2,172,868
                                                          2008      2.326          1.320          1,489,970
                                                          2007      2.214          2.326            474,394

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)......................................  2011      0.920          0.894          3,671,237
                                                          2010      0.854          0.920          4,410,622
                                                          2009      0.604          0.854          5,165,344
                                                          2008      1.134          0.604          3,561,873
                                                          2007      1.008          1.134          3,917,570
                                                          2006      0.994          1.008          4,225,486

  MIST PIMCO Total Return Subaccount (Class B) (5/11)...  2011      1.497          1.490          9,215,698

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class B) (5/11).........  2011      1.578          1.389          2,570,316

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2011      1.465          1.493          8,520,374
                                                          2010      1.328          1.465          9,951,087
                                                          2009      1.086          1.328         10,244,403

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2011      1.285          1.150          1,575,783
                                                          2010      1.091          1.285          2,049,756
                                                          2009      0.867          1.091          1,993,238

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.055          1.038         13,039,890
                                                          2010      1.071          1.055         14,271,296
                                                          2009      1.083          1.071         16,182,132
                                                          2008      1.069          1.083         23,360,395
                                                          2007      1.034          1.069         14,341,336
                                                          2006      1.011          1.034          9,629,261

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2011      1.058          1.064          2,485,648
                                                          2010      0.978          1.058          2,690,661
                                                          2009      0.840          0.978          2,944,278
                                                          2008      1.099          0.840          1,287,130
                                                          2007      1.117          1.099          1,389,767

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.013          0.913          3,092,017
                                                          2010      0.887          1.013          3,351,427
                                                          2009      0.645          0.887          3,797,293
                                                          2008      1.101          0.645          5,083,679
                                                          2007      1.052          1.101          6,913,233
                                                          2006      0.996          1.052          7,808,887

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.002          1.011                 --
                                                          2005      0.989          1.002          8,603,519
                                                          2004      0.994          0.989          7,376,686
                                                          2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)...............................  2006      1.337          1.397                 --
                                                          2005      1.294          1.337          2,686,991
                                                          2004      1.233          1.294          1,953,298
                                                          2003      1.000          1.233            557,456

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (6/03)........................................  2006      1.858          2.022                 --
                                                          2005      1.654          1.858          3,678,397
                                                          2004      1.413          1.654          2,610,275
                                                          2003      1.000          1.413            545,058

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03)................................................  2007      1.028          1.067                 --
                                                          2006      1.012          1.028          4,768,839
                                                          2005      1.010          1.012          6,794,346
                                                          2004      0.995          1.010          4,139,097
                                                          2003      1.000          0.995            805,999

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04)................................................  2006      0.998          1.123                 --
                                                          2005      1.002          0.998            232,637
                                                          2004      1.025          1.002            163,053

  Pioneer Balanced VCT Subaccount (Class II) (6/03).....  2006      1.167          1.243                 --
                                                          2005      1.143          1.167          2,704,035
                                                          2004      1.110          1.143          3,405,177
                                                          2003      1.000          1.110          1,365,810

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2011      1.320          1.349                 --
                                                          2010      1.230          1.320          4,605,978
                                                          2009      1.065          1.230          4,848,558
                                                          2008      1.092          1.065          3,503,527
                                                          2007      1.079          1.092          3,804,349

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2011      1.068          1.013          3,280,088
                                                          2010      0.993          1.068          3,808,059
                                                          2009      0.871          0.993          4,206,784
                                                          2008      1.312          0.871          3,598,356
                                                          2007      1.252          1.312          4,044,082
                                                          2006      1.086          1.252          2,827,528
                                                          2005      0.986          1.086          1,193,160

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03)................................................  2011      3.582          2.694          1,346,342
                                                          2010      3.147          3.582          1,596,518
                                                          2009      1.837          3.147          1,761,043
                                                          2008      4.474          1.837          1,762,960
                                                          2007      3.190          4.474          2,011,775
                                                          2006      2.391          3.190          1,830,275
                                                          2005      1.764          2.391          1,486,700
                                                          2004      1.510          1.764          1,065,039
                                                          2003      1.000          1.510            109,896

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03)................................................  2011      1.534          1.598          2,994,484
                                                          2010      1.307          1.534          3,266,040
                                                          2009      1.165          1.307          3,687,192
                                                          2008      1.703          1.165          4,667,821
                                                          2007      1.720          1.703          6,027,323
                                                          2006      1.430          1.720          5,768,509
                                                          2005      1.377          1.430          5,347,969
                                                          2004      1.205          1.377          3,654,987
                                                          2003      1.000          1.205            786,572

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (5/05)................................................  2007      1.251          1.377                 --
                                                          2006      1.065          1.251             70,810
                                                          2005      0.978          1.065             26,014

  Pioneer Europe VCT Subaccount (Class II) (6/03).......  2006      1.585          2.015                 --
                                                          2005      1.493          1.585             64,918
                                                          2004      1.283          1.493             44,760
                                                          2003      1.000          1.283             12,781

  Pioneer Fund VCT Subaccount (Class II) (6/03).........  2011      1.479          1.582                 --
                                                          2010      1.298          1.479          3,159,004
                                                          2009      1.055          1.298          3,570,805
                                                          2008      1.633          1.055          4,691,252
                                                          2007      1.583          1.633          5,631,988
                                                          2006      1.381          1.583          3,751,011
                                                          2005      1.324          1.381          3,454,934
                                                          2004      1.213          1.324          5,894,045
                                                          2003      1.000          1.213          2,054,445

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05)................................................  2009      0.747          0.745                 --
                                                          2008      1.154          0.747          1,704,975
                                                          2007      1.148          1.154          1,848,001
                                                          2006      1.041          1.148          1,278,481
                                                          2005      0.996          1.041            337,542

  Pioneer High Yield VCT Subaccount (Class II) (6/03)...  2010      1.355          1.452                 --
                                                          2009      0.860          1.355          7,476,040
                                                          2008      1.357          0.860          5,955,607
                                                          2007      1.305          1.357          7,494,369
                                                          2006      1.224          1.305          9,697,077
                                                          2005      1.223          1.224          7,620,435
                                                          2004      1.152          1.223         12,218,704
                                                          2003      1.000          1.152          4,518,171

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (4/05).....................................  2009      0.750          0.718                 --
                                                          2008      1.266          0.750          1,159,831
                                                          2007      1.222          1.266          1,471,687
                                                          2006      1.085          1.222          1,235,655
                                                          2005      1.003          1.085            202,129

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05).....................................  2011      1.161          1.105          5,387,864
                                                          2010      1.027          1.161          5,688,750
                                                          2009      0.786          1.027          5,750,319
                                                          2008      1.230          0.786          6,942,526
                                                          2007      1.182          1.230          6,977,094
                                                          2006      1.065          1.182          4,945,595
                                                          2005      0.983          1.065          2,086,772

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05).....................................  2011      1.172          1.130          7,797,111
                                                          2010      1.045          1.172          9,063,688
                                                          2009      0.807          1.045         11,902,467
                                                          2008      1.190          0.807         15,700,518
                                                          2007      1.144          1.190         17,658,937
                                                          2006      1.050          1.144         15,516,288
                                                          2005      0.993          1.050          9,264,900

  Pioneer Independence VCT Subaccount (Class II)
  (6/03)................................................  2009      0.700          0.737                 --
                                                          2008      1.394          0.700          1,382,110
                                                          2007      1.318          1.394          1,632,565
                                                          2006      1.228          1.318          1,610,538
                                                          2005      1.208          1.228          1,726,868
                                                          2004      1.154          1.208          2,676,216
                                                          2003      1.000          1.154            722,786

  Pioneer International Value VCT Subaccount (Class II)
  (6/03)................................................  2009      1.240          1.133                 --
                                                          2008      2.295          1.240          1,301,133
                                                          2007      2.059          2.295          1,649,508
                                                          2006      1.706          2.059          1,196,732
                                                          2005      1.504          1.706            568,600
                                                          2004      1.290          1.504            879,341
                                                          2003      1.000          1.290            287,247

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2011      1.801          1.670          1,644,377
                                                          2010      1.551          1.801          1,925,836
                                                          2009      1.258          1.551          2,087,828
                                                          2008      1.928          1.258          3,000,107
                                                          2007      1.859          1.928          3,743,748
                                                          2006      1.682          1.859          3,474,635
                                                          2005      1.587          1.682          3,388,779
                                                          2004      1.324          1.587          2,347,880
                                                          2003      1.000          1.324            359,142

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04).....................................  2009      0.763          0.786                 --
                                                          2008      1.257          0.763          2,074,678
                                                          2007      1.181          1.257          2,476,758
                                                          2006      1.167          1.181          2,348,224
                                                          2005      1.095          1.167          1,685,546
                                                          2004      1.028          1.095            459,187

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (6/03)................................................  2011      2.025          2.189          1,510,689
                                                          2010      1.600          2.025          1,739,293
                                                          2009      1.235          1.600          1,923,485
                                                          2008      2.035          1.235          1,900,438
                                                          2007      2.555          2.035          2,341,756
                                                          2006      1.901          2.555          2,842,057
                                                          2005      1.681          1.901          2,624,804
                                                          2004      1.261          1.681          1,854,183
                                                          2003      1.000          1.261            518,522

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (4/04)............................................  2007      1.174          1.388                 --
                                                          2006      1.106          1.174          1,226,059
                                                          2005      1.074          1.106            936,147
                                                          2004      1.061          1.074            371,400

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2009      1.095          1.045                 --
                                                          2008      1.797          1.095          2,490,140
                                                          2007      1.966          1.797          2,852,927
                                                          2006      1.749          1.966          3,129,990
                                                          2005      1.599          1.749          2,669,108
                                                          2004      1.355          1.599          1,873,587
                                                          2003      1.000          1.355            478,649

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03)................................................  2006      1.434          1.523                 --
                                                          2005      1.433          1.434            419,974
                                                          2004      1.285          1.433            210,149
                                                          2003      1.000          1.285             25,055

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03)................................................  2009      1.131          1.197                 --
                                                          2008      1.301          1.131          8,328,257
                                                          2007      1.245          1.301          9,110,661
                                                          2006      1.190          1.245          9,142,180
                                                          2005      1.179          1.190          8,241,194
                                                          2004      1.089          1.179          5,743,172
                                                          2003      1.000          1.089            939,390

  Pioneer Value VCT Subaccount (Class II) (6/03)........  2007      1.526          1.528                 --
                                                          2006      1.347          1.526          2,337,917
                                                          2005      1.307          1.347          2,421,565
                                                          2004      1.192          1.307          2,096,510
                                                          2003      1.000          1.192            318,988




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (6/03)................................................  2007      0.985          1.046               --
                                                          2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03)................................................  2008      1.099          1.082               --
                                                          2007      1.036          1.099               --
                                                          2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (6/03)......................................  2011      0.989          1.019               --
                                                          2010      0.844          0.989               --
                                                          2009      0.741          0.844               --
                                                          2008      1.046          0.741               --
                                                          2007      1.107          1.046               --
                                                          2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)...........................  2011      1.037          0.959               --
                                                          2010      0.836          1.037               --
                                                          2009      0.600          0.836               --
                                                          2008      1.074          0.600               --
                                                          2007      0.994          1.074               --
                                                          2006      1.000          0.994               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.032          0.896               --
                                                          2010      0.980          1.032               --
                                                          2009      0.736          0.980               --
                                                          2008      1.271          0.736               --
                                                          2007      1.133          1.271               --
                                                          2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2011      0.910          0.903               --
                                                          2010      0.751          0.910               --
                                                          2009      0.576          0.751               --
                                                          2008      0.998          0.576               --
                                                          2007      1.046          0.998               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2011      0.887          0.928               --
                                                          2010      0.815          0.887               --
                                                          2009      0.684          0.815               --
                                                          2008      1.082          0.684               --
                                                          2007      1.088          1.082               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      0.952          0.867               --
                                                          2010      0.840          0.952               --
                                                          2009      0.668          0.840               --
                                                          2008      1.085          0.668               --
                                                          2007      1.143          1.085               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)...........  2007      1.102          1.150               --
                                                          2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (6/03)......  2007      1.067          1.093               --
                                                          2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03)................................................  2007      1.024          1.055               --
                                                          2006      1.000          1.024               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10)................................................  2011      1.164          1.158               --
                                                          2010      1.111          1.164               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2011      0.968          0.890               --
                                                          2010      0.811          0.968               --
                                                          2009      0.610          0.811               --
                                                          2008      0.975          0.610               --

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.594          0.562               --
                                                          2008      1.068          0.594               --
                                                          2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.018          0.883               --
                                                          2010      0.941          1.018               --
                                                          2009      0.736          0.941               --
                                                          2008      1.315          0.736               --
                                                          2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)......................................  2011      0.864          0.828               --
                                                          2010      0.813          0.864               --
                                                          2009      0.582          0.813               --
                                                          2008      1.109          0.582               --
                                                          2007      0.999          1.109               --
                                                          2006      0.994          0.999               --

  MIST PIMCO Total Return Subaccount (Class B) (5/11)...  2011      1.287          1.270               --

  MIST Pioneer Fund Subaccount (Class B) (5/11).........  2011      1.034          0.902               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2011      1.268          1.274               --
                                                          2010      1.165          1.268               --
                                                          2009      0.961          1.165               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2011      0.837          0.740               --
                                                          2010      0.720          0.837               --
                                                          2009      0.578          0.720               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      0.983          0.955               --
                                                          2010      1.012          0.983               --
                                                          2009      1.037          1.012               --
                                                          2008      1.038          1.037               --
                                                          2007      1.017          1.038               --
                                                          2006      1.004          1.017          144,557

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2011      0.993          0.985               --
                                                          2010      0.931          0.993               --
                                                          2009      0.810          0.931               --
                                                          2008      1.074          0.810               --
                                                          2007      1.102          1.074          136,677

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.951          0.846               --
                                                          2010      0.844          0.951               --
                                                          2009      0.622          0.844               --
                                                          2008      1.077          0.622               --
                                                          2007      1.043          1.077               --
                                                          2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)...............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (6/03)........................................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03)................................................  2007      1.005          1.031               --
                                                          2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04)................................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03).....  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2011      1.265          1.287               --
                                                          2010      1.195          1.265               --
                                                          2009      1.049          1.195               --
                                                          2008      1.089          1.049               --
                                                          2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2011      0.889          0.832               --
                                                          2010      0.837          0.889               --
                                                          2009      0.745          0.837               --
                                                          2008      1.137          0.745               --
                                                          2007      1.100          1.137               --
                                                          2006      1.000          1.100               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03)................................................  2011      1.256          0.932               --
                                                          2010      1.118          1.256               --
                                                          2009      0.661          1.118               --
                                                          2008      1.633          0.661               --
                                                          2007      1.180          1.633               --
                                                          2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03)................................................  2011      0.972          0.999               --
                                                          2010      0.839          0.972               --
                                                          2009      0.758          0.839               --
                                                          2008      1.123          0.758               --
                                                          2007      1.150          1.123               --
                                                          2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (5/05)................................................  2007      1.106          1.204               --
                                                          2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (6/03).......  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (6/03).........  2011      0.973          1.036               --
                                                          2010      0.866          0.973               --
                                                          2009      0.713          0.866               --
                                                          2008      1.119          0.713               --
                                                          2007      1.099          1.119               --
                                                          2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05)................................................  2009      0.680          0.675               --
                                                          2008      1.065          0.680               --
                                                          2007      1.073          1.065               --
                                                          2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II) (6/03)...  2010      1.040          1.110               --
                                                          2009      0.669          1.040               --
                                                          2008      1.070          0.669               --
                                                          2007      1.043          1.070               --
                                                          2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (4/05).....................................  2009      0.639          0.609               --
                                                          2008      1.093          0.639               --
                                                          2007      1.070          1.093               --
                                                          2006      1.000          1.070               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05).....................................  2011      0.986          0.927          350,066
                                                          2010      0.885          0.986          346,157
                                                          2009      0.686          0.885          341,559
                                                          2008      1.089          0.686          341,852
                                                          2007      1.060          1.089          335,694
                                                          2006      1.000          1.060          268,213

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05).....................................  2011      1.018          0.968           67,162
                                                          2010      0.920          1.018           67,162
                                                          2009      0.720          0.920           67,162
                                                          2008      1.076          0.720           67,162
                                                          2007      1.049          1.076           67,162
                                                          2006      1.000          1.049           67,162

  Pioneer Independence VCT Subaccount (Class II)
  (6/03)................................................  2009      0.544          0.571               --
                                                          2008      1.100          0.544               --
                                                          2007      1.054          1.100               --
                                                          2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class II)
  (6/03)................................................  2009      0.657          0.598               --
                                                          2008      1.234          0.657               --
                                                          2007      1.121          1.234               --
                                                          2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2011      0.976          0.893               --
                                                          2010      0.852          0.976               --
                                                          2009      0.700          0.852               --
                                                          2008      1.088          0.700               --
                                                          2007      1.064          1.088               --
                                                          2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04).....................................  2009      0.618          0.634               --
                                                          2008      1.031          0.618               --
                                                          2007      0.982          1.031               --
                                                          2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (6/03)................................................  2011      0.935          0.997               --
                                                          2010      0.748          0.935               --
                                                          2009      0.586          0.748               --
                                                          2008      0.978          0.586               --
                                                          2007      1.245          0.978               --
                                                          2006      1.000          1.245               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (4/04)............................................  2007      1.003          1.173               --
                                                          2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2009      0.561          0.533               --
                                                          2008      0.933          0.561               --
                                                          2007      1.035          0.933               --
                                                          2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03)................................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03)................................................  2009      0.909          0.958               --
                                                          2008      1.060          0.909               --
                                                          2007      1.028          1.060               --
                                                          2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (6/03)........  2007      1.080          1.069               --
                                                          2006      1.000          1.080               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio -- Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio -- Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


The following Underlying Fund was subject to a merger. The chart below identifies the former name and new name of each Underlying Fund, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND MERGER



         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
  Oppenheimer Capital Appreciation                Jennison Growth Portfolio -- Class B
     Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75

                    PORTFOLIO ARCHITECT PLUS ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010



This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Emerging Markets Equity
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Inflation Protected Bond
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          PIMCO Total Return Portfolio -- Class B
  Mid Cap Portfolio                                Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Strategic Income Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                RCM Technology Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    METROPOLITAN SERIES FUND
     All Cap                                       BlackRock Aggressive Growth
  Value Portfolio -- Class I                          Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Value Portfolio -- Class I                       Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Investment Counsel Variable           FI Value Leaders Portfolio -- Class D
     Social                                        MetLife Conservative Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.



CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)




The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.



CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)



---------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:



    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%




(2)   We do not currently assess the transfer charge.


(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%




(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.25%            2.40%            2.60%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%


---------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value

      Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.34%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%



---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


The following information has been added to the "WITHDRAWAL CHARGE" section:





For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.



                                    TRANSFERS

--------------------------------------------------------------------------------



We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.



If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------



The following information has been added to the "TERMINATION" section:





In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue

Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.383          1.353                 --
                                                          2005      1.223          1.383            682,786
                                                          2004      1.146          1.223            648,687
                                                          2003      1.000          1.146             22,795

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2011      2.077          1.864          1,835,155
                                                          2010      1.888          2.077          2,167,106
                                                          2009      1.347          1.888          2,352,962
                                                          2008      2.221          1.347          2,288,132
                                                          2007      1.964          2.221          2,653,561
                                                          2006      1.657          1.964          2,480,315
                                                          2005      1.475          1.657          2,209,097
                                                          2004      1.320          1.475          1,284,663
                                                          2003      1.000          1.320            120,737

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.695          1.598          4,756,491
                                                          2010      1.451          1.695          5,580,432
                                                          2009      1.057          1.451          5,944,451
                                                          2008      1.916          1.057          6,693,397
                                                          2007      1.732          1.916          7,733,744
                                                          2006      1.596          1.732          7,549,012
                                                          2005      1.395          1.596          6,996,054
                                                          2004      1.259          1.395          3,989,138
                                                          2003      1.000          1.259            445,004

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2011      1.449          1.400          3,933,709
                                                          2010      1.320          1.449          4,543,209
                                                          2009      1.022          1.320          4,959,495
                                                          2008      1.670          1.022          5,249,811
                                                          2007      1.614          1.670          5,912,852
                                                          2006      1.423          1.614          6,102,276
                                                          2005      1.366          1.423          5,905,027
                                                          2004      1.257          1.366          3,678,011
                                                          2003      1.000          1.257            601,139

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.666          1.649                 --
                                                          2005      1.432          1.666          1,617,903
                                                          2004      1.217          1.432            403,695
                                                          2003      1.000          1.217             49,627

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.726          2.254                 --
                                                          2005      1.635          1.726          2,947,283
                                                          2004      1.264          1.635          1,173,619
                                                          2003      1.000          1.264            233,283

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.506          1.442                 --
                                                          2007      1.428          1.506            472,106
                                                          2006      1.245          1.428            601,434
                                                          2005      1.212          1.245            687,164
                                                          2004      1.171          1.212            433,165
                                                          2003      1.000          1.171             94,211

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03)........................................  2008      1.313          1.239                 --
                                                          2007      1.499          1.313          1,229,258
                                                          2006      1.467          1.499          1,342,028
                                                          2005      1.408          1.467          1,354,441
                                                          2004      1.285          1.408            891,842
                                                          2003      1.000          1.285            155,054

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (3/04)...........................................  2006      1.316          1.431                 --
                                                          2005      1.213          1.316          1,014,567
                                                          2004      1.079          1.213             88,502
                                                          2003      1.000          1.079                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04)....................................  2006      1.313          1.464                 --
                                                          2005      1.211          1.313            695,712
                                                          2004      1.072          1.211            295,098
                                                          2003      1.000          1.072                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/03).............................................  2011      1.773          1.697          2,499,850
                                                          2010      1.540          1.773          2,807,052
                                                          2009      1.155          1.540          2,939,345
                                                          2008      2.046          1.155          3,166,440
                                                          2007      1.772          2.046          3,125,075
                                                          2006      1.615          1.772          3,406,359
                                                          2005      1.406          1.615          2,889,474
                                                          2004      1.240          1.406          1,106,182
                                                          2003      1.000          1.240             97,781

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)..............................  2011      1.484          1.420             50,593
                                                          2010      1.277          1.484             87,040
                                                          2009      0.955          1.277             95,172
                                                          2008      1.654          0.955            107,615
                                                          2007      1.574          1.654            221,762
                                                          2006      1.405          1.574            258,827
                                                          2005      1.182          1.405            271,035
                                                          2004      1.185          1.182            209,054
                                                          2003      1.000          1.185             28,871

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2011      2.620          2.300          2,507,619
                                                          2010      2.070          2.620          2,992,345
                                                          2009      1.504          2.070          3,164,191
                                                          2008      2.529          1.504          3,504,066
                                                          2007      2.227          2.529          4,121,242
                                                          2006      2.013          2.227          4,444,530
                                                          2005      1.732          2.013          4,199,602
                                                          2004      1.411          1.732          2,046,125
                                                          2003      1.000          1.411            209,120

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.457          1.699                 --
                                                          2005      1.339          1.457            718,558
                                                          2004      1.207          1.339            296,918
                                                          2003      1.000          1.207             34,806

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)...........................  2008      3.645          3.316                 --
                                                          2007      2.874          3.645          1,553,828
                                                          2006      2.279          2.874          1,452,724
                                                          2005      1.816          2.279          1,196,069
                                                          2004      1.479          1.816            486,569
                                                          2003      1.000          1.479             30,447

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.947          1.713          2,083,263
                                                          2010      1.824          1.947          2,300,173
                                                          2009      1.352          1.824          2,629,076
                                                          2008      2.303          1.352          2,896,518
                                                          2007      2.026          2.303          3,412,070
                                                          2006      1.694          2.026          3,233,201
                                                          2005      1.562          1.694          2,820,754
                                                          2004      1.338          1.562          1,643,650
                                                          2003      1.105          1.338            363,013

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.626          1.950                 --
                                                          2005      1.517          1.626          2,752,976
                                                          2004      1.328          1.517          1,122,480
                                                          2003      1.000          1.328            254,943

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.060          1.084                 --
                                                          2005      1.063          1.060          2,509,000
                                                          2004      0.990          1.063            742,252

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03)................................................  2006      1.237          1.278                 --
                                                          2005      1.167          1.237             61,670
                                                          2004      1.094          1.167             94,312
                                                          2003      1.000          1.094             70,254

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/03)........................................  2010      1.608          1.631                 --
                                                          2009      1.300          1.608             87,500
                                                          2008      1.860          1.300             88,565
                                                          2007      1.552          1.860             74,167
                                                          2006      1.483          1.552             52,098
                                                          2005      1.340          1.483             51,976
                                                          2004      1.192          1.340             60,932
                                                          2003      1.000          1.192             23,441

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03)........................................  2011      2.002          2.143                 --
                                                          2010      1.634          2.002            299,819
                                                          2009      1.058          1.634            277,373
                                                          2008      1.918          1.058            228,946
                                                          2007      1.601          1.918            331,327
                                                          2006      1.508          1.601            147,445
                                                          2005      1.373          1.508            131,023
                                                          2004      1.386          1.373             94,010
                                                          2003      1.000          1.386             11,575

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.677          1.580                 --
                                                          2007      1.558          1.677             35,029
                                                          2006      1.341          1.558             42,569
                                                          2005      1.290          1.341             39,567
                                                          2004      1.254          1.290             43,823
                                                          2003      1.000          1.254             13,751

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.546          1.735                 --
                                                          2005      1.509          1.546            726,298
                                                          2004      1.334          1.509            359,971
                                                          2003      1.000          1.334             52,718

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.533          1.547            894,306
                                                          2010      1.246          1.533          1,064,988
                                                          2009      0.940          1.246          1,193,292
                                                          2008      1.602          0.940          1,558,047
                                                          2007      1.661          1.602          1,823,120

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.477          1.492            148,945
                                                          2010      1.332          1.477            149,410
                                                          2009      1.108          1.332            178,737
                                                          2008      1.591          1.108            240,761
                                                          2007      1.537          1.591            212,307

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.515          1.400            621,136
                                                          2010      1.320          1.515            793,654
                                                          2009      1.036          1.320            960,678
                                                          2008      1.659          1.036            998,096
                                                          2007      1.732          1.659          1,225,268

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      1.335          1.306            227,136
                                                          2010      1.235          1.335            327,464
                                                          2009      0.881          1.235            301,414
                                                          2008      1.426          0.881            446,435
                                                          2007      1.424          1.426            613,431

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2011      1.449          1.497            250,239
                                                          2010      1.344          1.449            208,693
                                                          2009      1.097          1.344            245,714
                                                          2008      1.730          1.097            296,399
                                                          2007      1.691          1.730            427,814
                                                          2006      1.452          1.691            471,454
                                                          2005      1.385          1.452            501,807
                                                          2004      1.274          1.385            441,560
                                                          2003      1.000          1.274             97,052

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)...........................  2011      2.036          2.033            448,314
                                                          2010      1.652          2.036            467,388
                                                          2009      1.175          1.652            580,085
                                                          2008      2.013          1.175            590,987
                                                          2007      1.859          2.013            628,587
                                                          2006      1.674          1.859            726,440
                                                          2005      1.621          1.674            726,603
                                                          2004      1.430          1.621            538,756
                                                          2003      1.000          1.430            126,800

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.973          0.947                 --
                                                          2008      1.581          0.973          2,030,686
                                                          2007      1.531          1.581          2,446,846
                                                          2006      1.350          1.531          2,635,077
                                                          2005      1.316          1.350          2,735,875
                                                          2004      1.212          1.316          1,700,050
                                                          2003      1.000          1.212            303,892

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.225          1.206            407,169
                                                          2010      1.109          1.225            451,807
                                                          2009      0.917          1.109            550,276
                                                          2008      1.245          0.917            554,742
                                                          2007      1.140          1.245            589,213
                                                          2006      1.075          1.140            587,661
                                                          2005      1.046          1.075            440,393
                                                          2004      0.945          1.046            175,622

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (11/03)....................................  2011      0.990          0.978                 --
                                                          2010      0.920          0.990            438,843
                                                          2009      0.796          0.920            430,668
                                                          2008      1.026          0.796            471,364
                                                          2007      1.028          1.026            620,275
                                                          2006      1.003          1.028            752,805
                                                          2005      0.995          1.003            750,615
                                                          2004      0.999          0.995            370,521
                                                          2003      1.000          0.999             16,028

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.665          1.747                 --
                                                          2006      1.432          1.665          1,177,694
                                                          2005      1.398          1.432          1,151,224
                                                          2004      1.311          1.398            821,453
                                                          2003      1.000          1.311            208,050

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.377          1.434                 --
                                                          2006      1.341          1.377            619,300
                                                          2005      1.295          1.341            625,036
                                                          2004      1.308          1.295            624,068
                                                          2003      1.000          1.308            151,090

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03)................................................  2007      1.619          1.676                 --
                                                          2006      1.480          1.619          1,920,219
                                                          2005      1.368          1.480          1,765,100
                                                          2004      1.274          1.368          1,209,453
                                                          2003      1.000          1.274            294,090

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.481          1.547                 --
                                                          2006      1.338          1.481            255,286
                                                          2005      1.311          1.338            303,216
                                                          2004      1.229          1.311            255,316
                                                          2003      1.000          1.229             28,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.619          1.682                 --
                                                          2006      1.402          1.619          1,464,517
                                                          2005      1.379          1.402          1,404,543
                                                          2004      1.243          1.379            615,953
                                                          2003      1.000          1.243             38,036

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.810          1.995                 --
                                                          2006      1.638          1.810          1,998,685
                                                          2005      1.537          1.638          2,045,405
                                                          2004      1.258          1.537            993,496
                                                          2003      1.000          1.258             39,701

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.085          1.120                 --
                                                          2005      1.061          1.085            907,056
                                                          2004      0.981          1.061            358,051

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.792          1.728                 --
                                                          2007      1.716          1.792          1,198,858
                                                          2006      1.802          1.716          1,257,316

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.652          1.669          2,045,855
                                                          2010      1.443          1.652          2,427,522
                                                          2009      0.995          1.443          2,321,643
                                                          2008      1.331          0.995          2,625,270
                                                          2007      1.316          1.331          3,234,841
                                                          2006      1.248          1.316          1,245,696

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.645          1.725                 --
                                                          2006      1.553          1.645            597,957

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.385          1.366            409,260
                                                          2010      1.249          1.385            384,716
                                                          2009      1.064          1.249            421,636
                                                          2008      1.724          1.064            547,331
                                                          2007      1.711          1.724            543,310

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.897          0.837          2,994,566
                                                          2010      0.784          0.897          3,461,895
                                                          2009      0.589          0.784          3,954,412
                                                          2008      1.024          0.589          4,196,181
                                                          2007      1.221          1.024          4,804,600
                                                          2006      1.003          1.221          5,414,203

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.456          1.289            135,565
                                                          2010      1.237          1.456            128,696
                                                          2009      0.974          1.237             80,496
                                                          2008      1.322          0.974            140,498
                                                          2007      1.356          1.322             88,649
                                                          2006      1.272          1.356             23,681

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.974          1.672            567,794
                                                          2010      1.719          1.974            617,080
                                                          2009      1.123          1.719            662,726
                                                          2008      1.924          1.123            708,406
                                                          2007      1.970          1.924            807,578
                                                          2006      1.788          1.970            874,772

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.381          1.348             95,666
                                                          2010      1.109          1.381             68,053
                                                          2009      0.839          1.109             68,769
                                                          2008      1.388          0.839             73,474
                                                          2007      1.265          1.388            101,944
                                                          2006      1.274          1.265             66,083

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.894          1.728          1,179,476
                                                          2010      1.754          1.894          1,458,314
                                                          2009      1.244          1.754          1,598,666
                                                          2008      2.172          1.244          1,575,078
                                                          2007      1.691          2.172          1,564,313
                                                          2006      1.649          1.691          1,646,669

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.788          1.670            901,142
                                                          2010      1.473          1.788            965,061
                                                          2009      1.091          1.473          1,000,719
                                                          2008      1.724          1.091          1,087,114

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.115          1.040          3,337,591
                                                          2010      0.922          1.115          3,716,664
                                                          2009      0.685          0.922          3,990,754
                                                          2008      1.127          0.685          2,711,797
                                                          2007      1.271          1.127             89,796

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.913          0.903                 --
                                                          2008      1.240          0.913            847,504
                                                          2007      1.184          1.240            848,585
                                                          2006      1.120          1.184            866,855

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.677          1.731            644,745
                                                          2010      1.505          1.677            705,031
                                                          2009      1.114          1.505            662,082
                                                          2008      1.387          1.114            716,059
                                                          2007      1.318          1.387            875,686
                                                          2006      1.258          1.318            869,658

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.986          0.935          1,788,746
                                                          2010      0.798          0.986          2,088,736
                                                          2009      0.640          0.798          2,285,415
                                                          2008      1.062          0.640          2,503,960
                                                          2007      1.072          1.062          3,364,724
                                                          2006      0.965          1.072             51,725

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.901          0.857                 --
                                                          2008      1.596          0.901            460,686
                                                          2007      1.449          1.596            579,386
                                                          2006      1.466          1.449            603,565

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.008          0.862            256,023

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      3.082          2.467            969,247
                                                          2010      2.532          3.082          1,193,268
                                                          2009      1.522          2.532          1,264,697
                                                          2008      3.321          1.522          1,263,528

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.876          1.649          1,791,610
                                                          2010      1.710          1.876          1,929,042
                                                          2009      1.320          1.710          2,172,868
                                                          2008      2.326          1.320          1,489,970
                                                          2007      2.214          2.326            474,394

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.383          1.518          3,119,858
                                                          2010      1.301          1.383          3,080,081
                                                          2009      1.116          1.301          2,972,107
                                                          2008      1.214          1.116          3,355,786
                                                          2007      1.146          1.214          3,177,968

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.467          1.490          9,215,698
                                                          2010      1.377          1.467          6,092,638
                                                          2009      1.235          1.377          5,847,652

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.482          1.393             81,995
                                                          2010      1.295          1.482             90,198
                                                          2009      1.062          1.295            167,716
                                                          2008      1.606          1.062            176,165
                                                          2007      1.553          1.606            269,443
                                                          2006      1.444          1.553            283,597

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.164          1.286                 --
                                                          2006      1.106          1.164             84,676

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.549          1.581          1,343,999
                                                          2010      1.403          1.549          1,327,183
                                                          2009      1.071          1.403          1,350,479
                                                          2008      1.218          1.071          1,513,676
                                                          2007      1.160          1.218          1,834,393
                                                          2006      1.120          1.160          1,825,798

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      2.135          1.726            273,666

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.930          0.879          3,379,873
                                                          2010      0.807          0.930          3,883,900
                                                          2009      0.693          0.807          3,903,637
                                                          2008      1.104          0.693          4,074,877
                                                          2007      1.078          1.104          4,577,309
                                                          2006      1.001          1.078          2,683,353

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.998          0.894          4,778,084
                                                          2010      0.845          0.998          5,754,121
                                                          2009      0.679          0.845          6,317,567
                                                          2008      0.983          0.679          6,812,980
                                                          2007      1.029          0.983          7,858,531
                                                          2006      1.003          1.029          2,366,839

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.470          1.426            933,018
                                                          2010      1.300          1.470          1,142,490
                                                          2009      1.041          1.300          1,256,330

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.594          1.520            839,857
                                                          2010      1.406          1.594            992,680
                                                          2009      0.957          1.406          1,015,399
                                                          2008      1.791          0.957          1,122,658
                                                          2007      1.510          1.791          1,360,469
                                                          2006      1.547          1.510          1,370,666

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.217          1.277          1,996,059
                                                          2010      1.141          1.217          2,150,699
                                                          2009      1.059          1.141          2,028,649
                                                          2008      1.114          1.059          2,336,733
                                                          2007      1.064          1.114          3,276,314
                                                          2006      1.024          1.064          1,708,494

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.148          1.174            718,793
                                                          2010      1.064          1.148            761,158
                                                          2009      0.917          1.064            695,103

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.235          1.108            917,166
                                                          2010      1.047          1.235          1,229,652
                                                          2009      0.831          1.047          1,138,143

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.055          1.038         13,039,890
                                                          2010      1.071          1.055         14,271,296
                                                          2009      1.083          1.071         16,182,132
                                                          2008      1.069          1.083         23,360,395
                                                          2007      1.034          1.069         14,341,336
                                                          2006      1.011          1.034          9,629,261

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.271          1.201            511,611
                                                          2010      1.153          1.271            527,774
                                                          2009      0.887          1.153            457,716
                                                          2008      1.436          0.887            475,963

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.775          0.809                 --
                                                          2008      1.427          0.775            840,879
                                                          2007      1.394          1.427            925,820
                                                          2006      1.375          1.394          1,050,103

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.232          1.137            877,645
                                                          2010      1.093          1.232          1,052,276
                                                          2009      0.912          1.093          1,098,203
                                                          2008      1.519          0.912          1,255,504
                                                          2007      1.482          1.519          1,484,108
                                                          2006      1.444          1.482          1,473,209

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.933          1.011                 --
                                                          2010      0.819          0.933            227,511
                                                          2009      0.632          0.819            221,096
                                                          2008      1.078          0.632            246,943
                                                          2007      1.061          1.078            266,656
                                                          2006      1.002          1.061            263,219

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.175          1.195          1,976,282
                                                          2010      1.085          1.175          1,564,637
                                                          2009      0.914          1.085          1,143,234
                                                          2008      1.084          0.914            665,471
                                                          2007      1.043          1.084             78,295
                                                          2006      1.001          1.043             66,476

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.118          1.112          2,610,615
                                                          2010      1.018          1.118          1,615,515
                                                          2009      0.836          1.018          1,163,679
                                                          2008      1.083          0.836            972,194
                                                          2007      1.050          1.083            900,547
                                                          2006      1.002          1.050            429,592

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.057          1.027          1,105,341
                                                          2010      0.949          1.057          1,263,812
                                                          2009      0.761          0.949          1,174,022
                                                          2008      1.084          0.761          1,078,720
                                                          2007      1.055          1.084          1,239,567
                                                          2006      1.002          1.055          1,348,077

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.994          0.942          1,915,865
                                                          2010      0.880          0.994          1,967,566
                                                          2009      0.692          0.880          1,585,058
                                                          2008      1.084          0.692          1,679,645
                                                          2007      1.060          1.084          1,506,537
                                                          2006      1.002          1.060          1,041,121

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.018          1.019          3,021,676
                                                          2010      0.903          1.018          3,640,795
                                                          2009      0.734          0.903          3,685,979

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.368          1.377          3,495,956
                                                          2010      1.265          1.368          3,870,686
                                                          2009      1.085          1.265          4,132,338
                                                          2008      1.419          1.085          5,153,401
                                                          2007      1.383          1.419          5,874,253
                                                          2006      1.294          1.383          6,211,252

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.279          1.270          1,094,426
                                                          2010      1.166          1.279          1,215,911
                                                          2009      0.980          1.166          1,413,020
                                                          2008      1.475          0.980          1,380,791
                                                          2007      1.392          1.475          1,546,147
                                                          2006      1.259          1.392          1,587,913

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.012          0.912          3,621,330
                                                          2010      0.886          1.012          4,064,418
                                                          2009      0.644          0.886          4,403,792
                                                          2008      1.100          0.644          4,832,675
                                                          2007      1.051          1.100          5,755,900
                                                          2006      0.996          1.051          5,922,776

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.062          1.032            816,568
                                                          2010      0.924          1.062          1,010,584
                                                          2009      0.656          0.924          1,247,569
                                                          2008      1.149          0.656          1,477,950
                                                          2007      1.069          1.149            907,067
                                                          2006      0.998          1.069            879,739

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2011      1.452          1.451          1,628,742
                                                          2010      1.095          1.452          1,597,420
                                                          2009      0.802          1.095          1,727,989
                                                          2008      1.220          0.802          1,789,355

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.153          1.197                 --
                                                          2006      1.084          1.153          2,774,278

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.165          1.212          1,550,633
                                                          2010      1.116          1.165          1,893,020
                                                          2009      1.085          1.116          1,876,916
                                                          2008      1.104          1.085          2,138,366
                                                          2007      1.073          1.104          1,902,390
                                                          2006      1.037          1.073          2,479,854

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.002          1.011                 --
                                                          2005      0.989          1.002          8,603,519
                                                          2004      0.994          0.989          7,376,686
                                                          2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.096          1.159                 --
                                                          2005      1.053          1.096          1,107,893
                                                          2004      0.992          1.053            354,443

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.119          1.141                 --
                                                          2006      1.128          1.119          3,379,543
                                                          2005      1.122          1.128          3,428,297
                                                          2004      1.047          1.122          1,935,023
                                                          2003      1.000          1.047            138,222

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.192          1.232                 --
                                                          2008      1.155          1.192          5,724,472
                                                          2007      1.079          1.155          5,839,917
                                                          2006      1.055          1.079          6,333,804
                                                          2005      1.046          1.055          6,330,516
                                                          2004      1.013          1.046          3,338,453
                                                          2003      1.000          1.013            664,171

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      2.056          2.226                 --
                                                          2006      1.635          2.056            125,668
                                                          2005      1.480          1.635            147,722
                                                          2004      1.294          1.480            165,438
                                                          2003      1.000          1.294             15,582

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03)................................................  2007      2.163          2.310                 --
                                                          2006      1.873          2.163          2,851,225
                                                          2005      1.777          1.873          2,793,772
                                                          2004      1.430          1.777          1,543,078
                                                          2003      1.000          1.430            226,899

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/03)..  2006      1.376          1.466                 --
                                                          2005      1.286          1.376            532,043
                                                          2004      1.226          1.286            281,369
                                                          2003      1.000          1.226             90,621

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.180          1.258                 --
                                                          2005      1.194          1.180            801,813
                                                          2004      1.141          1.194            644,106
                                                          2003      1.000          1.141            103,269

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.650          1.802                 --
                                                          2005      1.490          1.650          1,336,963
                                                          2004      1.300          1.490          1,090,380
                                                          2003      1.000          1.300            174,324

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03).............  2006      1.374          1.444                 --
                                                          2005      1.336          1.374          1,510,545
                                                          2004      1.235          1.336            790,227
                                                          2003      1.000          1.235            196,106

  Travelers Federated High Yield Subaccount (5/03)......  2006      1.217          1.248                 --
                                                          2005      1.205          1.217          1,281,352
                                                          2004      1.109          1.205            981,663
                                                          2003      1.000          1.109            278,032

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.412          1.463                 --
                                                          2005      1.362          1.412            202,687
                                                          2004      1.251          1.362            158,920
                                                          2003      1.000          1.251              2,080

  Travelers Large Cap Subaccount (6/03).................  2006      1.334          1.375                 --
                                                          2005      1.247          1.334            627,924
                                                          2004      1.189          1.247            364,940
                                                          2003      1.000          1.189            161,977

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.101          1.170                 --
                                                          2005      1.000          1.101            217,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.031          1.035                 --
                                                          2005      1.000          1.031             58,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.068          1.106                 --
                                                          2005      1.000          1.068          1,120,140

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.078          1.125                 --
                                                          2005      1.000          1.078            916,189

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.047          1.068                 --
                                                          2005      1.000          1.047            164,811

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.462          1.553                 --
                                                          2005      1.325          1.462            576,006
                                                          2004      1.161          1.325            253,889
                                                          2003      1.000          1.161             31,020

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.462          1.547                 --
                                                          2005      1.440          1.462          1,428,023
                                                          2004      1.282          1.440            693,904
                                                          2003      1.000          1.282             61,787

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.253          1.294                 --
                                                          2005      1.236          1.253          6,261,806
                                                          2004      1.126          1.236          3,363,309
                                                          2003      1.000          1.126            336,075

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.165          1.259                 --
                                                          2005      1.112          1.165          1,392,598
                                                          2004      0.962          1.112            646,507

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.556          1.788                 --
                                                          2005      1.443          1.556            711,397
                                                          2004      1.266          1.443            402,126
                                                          2003      1.000          1.266             38,252

  Travelers Pioneer Fund Subaccount (6/03)..............  2006      1.361          1.444                 --
                                                          2005      1.304          1.361            291,235
                                                          2004      1.192          1.304            136,056
                                                          2003      1.000          1.192                961

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.051          1.106                 --
                                                          2005      1.000          1.051             22,497

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.108          1.120                 --
                                                          2005      1.086          1.108          1,569,037
                                                          2004      0.971          1.086            275,405

  Travelers Quality Bond Subaccount (5/03)..............  2006      1.033          1.024                 --
                                                          2005      1.033          1.033          3,810,814
                                                          2004      1.015          1.033          2,775,855
                                                          2003      1.000          1.015            793,166

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.340          1.398                 --
                                                          2005      1.334          1.340            365,247
                                                          2004      1.229          1.334            198,056
                                                          2003      1.000          1.229            101,714

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.107          1.274                 --
                                                          2005      1.000          1.107             30,325

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.272                 --
                                                          2005      1.000          1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.075          1.037                 --
                                                          2005      1.047          1.075          2,432,490
                                                          2004      0.979          1.047            823,107

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      1.038          1.007                 --
                                                          2008      1.642          1.038          1,401,595
                                                          2007      1.708          1.642          1,712,423
                                                          2006      1.495          1.708          1,931,195
                                                          2005      1.458          1.495          1,945,161
                                                          2004      1.261          1.458            872,734
                                                          2003      1.000          1.261            121,041

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.841          0.862                 --
                                                          2008      1.501          0.841             43,526
                                                          2007      1.356          1.501             41,376
                                                          2006      1.289          1.356             43,299
                                                          2005      1.214          1.289             44,689
                                                          2004      1.188          1.214             42,818
                                                          2003      1.000          1.188              1,155




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.183          1.145               --
                                                          2005      1.057          1.183               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2011      1.470          1.305           15,413
                                                          2010      1.350          1.470           16,891
                                                          2009      0.974          1.350           19,318
                                                          2008      1.622          0.974           35,569
                                                          2007      1.450          1.622           39,975
                                                          2006      1.236          1.450           41,330
                                                          2005      1.112          1.236           40,074
                                                          2004      1.000          1.112            5,051

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.237          1.154          100,758
                                                          2010      1.070          1.237          121,282
                                                          2009      0.788          1.070          129,536
                                                          2008      1.443          0.788          150,195
                                                          2007      1.318          1.443          151,126
                                                          2006      1.228          1.318          162,233
                                                          2005      1.084          1.228          146,374
                                                          2004      1.000          1.084            7,719

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2011      1.059          1.013          232,623
                                                          2010      0.975          1.059          239,920
                                                          2009      0.763          0.975          255,155
                                                          2008      1.260          0.763          295,324
                                                          2007      1.231          1.260          297,337
                                                          2006      1.097          1.231          296,976
                                                          2005      1.063          1.097          301,546
                                                          2004      1.000          1.063           10,471

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.345          1.326               --
                                                          2005      1.168          1.345           27,231
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.343          1.735               --
                                                          2005      1.286          1.343           23,582
                                                          2004      1.000          1.286            4,335

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.230          1.174               --
                                                          2007      1.179          1.230            8,188
                                                          2006      1.039          1.179            8,985
                                                          2005      1.021          1.039            8,990
                                                          2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03)........................................  2008      0.986          0.928               --
                                                          2007      1.138          0.986           17,190
                                                          2006      1.126          1.138           15,604
                                                          2005      1.092          1.126           12,961
                                                          2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (3/04)...........................................  2006      1.197          1.298               --
                                                          2005      1.115          1.197           32,568
                                                          2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04)....................................  2006      1.199          1.332               --
                                                          2005      1.118          1.199          113,859
                                                          2004      1.000          1.118               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/03).............................................  2011      1.309          1.240           32,761
                                                          2010      1.149          1.309           48,966
                                                          2009      0.871          1.149           48,169
                                                          2008      1.559          0.871           49,113
                                                          2007      1.364          1.559           41,354
                                                          2006      1.257          1.364           61,623
                                                          2005      1.105          1.257           54,573
                                                          2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)..............................  2011      1.224          1.159               --
                                                          2010      1.065          1.224               --
                                                          2009      0.805          1.065               --
                                                          2008      1.408          0.805               --
                                                          2007      1.354          1.408               --
                                                          2006      1.221          1.354               --
                                                          2005      1.038          1.221               --
                                                          2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2011      1.741          1.512           36,027
                                                          2010      1.389          1.741           41,179
                                                          2009      1.020          1.389           49,245
                                                          2008      1.734          1.020           53,857
                                                          2007      1.543          1.734           47,675
                                                          2006      1.409          1.543           49,551
                                                          2005      1.225          1.409           32,733
                                                          2004      1.000          1.225               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.184          1.365               --
                                                          2005      1.099          1.184            3,577
                                                          2004      1.000          1.099            2,543

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)...........................  2008      2.449          2.221               --
                                                          2007      1.952          2.449           55,231
                                                          2006      1.564          1.952           59,357
                                                          2005      1.260          1.564           58,687
                                                          2004      1.000          1.260               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2011      1.351          1.177          125,466
                                                          2010      1.279          1.351          122,966
                                                          2009      0.958          1.279          120,080
                                                          2008      1.650          0.958          118,480
                                                          2007      1.467          1.650          112,977
                                                          2006      1.239          1.467          123,624
                                                          2005      1.154          1.239          113,416
                                                          2004      1.000          1.154            4,481

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.186          1.408               --
                                                          2005      1.118          1.186              976
                                                          2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.061          1.081               --
                                                          2005      1.074          1.061           33,026
                                                          2004      1.006          1.074               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03)................................................  2006      1.119          1.152               --
                                                          2005      1.067          1.119               --
                                                          2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/03)........................................  2010      1.181          1.193               --
                                                          2009      0.964          1.181               --
                                                          2008      1.395          0.964               --
                                                          2007      1.176          1.395               --
                                                          2006      1.135          1.176               --
                                                          2005      1.037          1.135               --
                                                          2004      1.000          1.037               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03)........................................  2011      1.439          1.536               --
                                                          2010      1.187          1.439               --
                                                          2009      0.777          1.187               --
                                                          2008      1.423          0.777               --
                                                          2007      1.200          1.423               --
                                                          2006      1.142          1.200               --
                                                          2005      1.051          1.142               --
                                                          2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.367          0.735               --
                                                          2007      1.283          1.367               --
                                                          2006      1.117          1.283               --
                                                          2005      1.085          1.117               --
                                                          2004      1.000          1.085               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.139          1.268               --
                                                          2005      1.124          1.139            1,014
                                                          2004      1.000          1.124               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.108          1.106               --
                                                          2010      0.910          1.108               --
                                                          2009      0.694          0.910               --
                                                          2008      1.195          0.694               --
                                                          2007      1.248          1.195               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.125          1.125               --
                                                          2010      1.025          1.125               --
                                                          2009      0.862          1.025               --
                                                          2008      1.251          0.862               --
                                                          2007      1.217          1.251               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2011      1.075          0.982              657
                                                          2010      0.946          1.075              659
                                                          2009      0.750          0.946              745
                                                          2008      1.215          0.750              747
                                                          2007      1.277          1.215              749

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.958          0.927               --
                                                          2010      0.895          0.958               --
                                                          2009      0.645          0.895               --
                                                          2008      1.056          0.645               --
                                                          2007      1.062          1.056               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2011      1.059          1.083            8,521
                                                          2010      0.993          1.059            9,058
                                                          2009      0.819          0.993            8,475
                                                          2008      1.305          0.819            7,875
                                                          2007      1.289          1.305            7,561
                                                          2006      1.119          1.289               --
                                                          2005      1.078          1.119               --
                                                          2004      1.000          1.078               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)...........................  2011      1.374          1.357            7,421
                                                          2010      1.126          1.374           15,582
                                                          2009      0.810          1.126           15,354
                                                          2008      1.402          0.810           14,860
                                                          2007      1.308          1.402           13,817
                                                          2006      1.190          1.308           12,485
                                                          2005      1.164          1.190            6,033
                                                          2004      1.000          1.164               --

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.758          0.735               --
                                                          2008      1.244          0.758               --
                                                          2007      1.217          1.244               --
                                                          2006      1.085          1.217               --
                                                          2005      1.068          1.085               --
                                                          2004      1.000          1.068               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.180          1.150               --
                                                          2010      1.080          1.180               --
                                                          2009      0.902          1.080               --
                                                          2008      1.238          0.902               --
                                                          2007      1.146          1.238               --
                                                          2006      1.092          1.146           10,685
                                                          2005      1.074          1.092           10,309
                                                          2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (11/03)....................................  2011      0.930          0.916               --
                                                          2010      0.875          0.930               --
                                                          2009      0.764          0.875               --
                                                          2008      0.995          0.764               --
                                                          2007      1.008          0.995               --
                                                          2006      0.994          1.008               --
                                                          2005      0.996          0.994            4,266
                                                          2004      1.000          0.996            2,774

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.232          1.288               --
                                                          2006      1.070          1.232               --
                                                          2005      1.056          1.070               --
                                                          2004      1.000          1.056               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.030          1.070               --
                                                          2006      1.014          1.030               --
                                                          2005      0.989          1.014               --
                                                          2004      1.000          0.989               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03)................................................  2007      1.220          1.259               --
                                                          2006      1.127          1.220            5,016
                                                          2005      1.053          1.127            5,019
                                                          2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.177          1.225               --
                                                          2006      1.074          1.177               --
                                                          2005      1.064          1.074               --
                                                          2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.262          1.308               --
                                                          2006      1.105          1.262           85,238
                                                          2005      1.098          1.105           84,748
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.337          1.468               --
                                                          2006      1.222          1.337           23,542
                                                          2005      1.159          1.222           23,021
                                                          2004      1.000          1.159               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.083          1.114               --
                                                          2005      1.070          1.083           42,651
                                                          2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.302          1.251               --
                                                          2007      1.260          1.302           34,104
                                                          2006      1.333          1.260           42,503

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.386          1.386           72,698
                                                          2010      1.224          1.386           76,416
                                                          2009      0.852          1.224           83,726
                                                          2008      1.153          0.852           91,780
                                                          2007      1.151          1.153           99,175
                                                          2006      1.100          1.151           60,073

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.364          1.426               --
                                                          2006      1.297          1.364           34,017

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.101          1.075           18,639
                                                          2010      1.004          1.101           35,648
                                                          2009      0.864          1.004           40,141
                                                          2008      1.415          0.864           41,468
                                                          2007      1.414          1.415           35,210

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.854          0.789           35,369
                                                          2010      0.754          0.854           33,701
                                                          2009      0.573          0.754           39,543
                                                          2008      1.006          0.573           41,233
                                                          2007      1.212          1.006           32,629
                                                          2006      1.003          1.212           38,576

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.372          1.202            7,380
                                                          2010      1.178          1.372            7,146
                                                          2009      0.937          1.178            7,275
                                                          2008      1.286          0.937            9,475
                                                          2007      1.333          1.286            7,547
                                                          2006      1.259          1.333               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.469          1.231           31,521
                                                          2010      1.292          1.469           32,509
                                                          2009      0.853          1.292           34,933
                                                          2008      1.477          0.853           56,059
                                                          2007      1.529          1.477           55,147
                                                          2006      1.397          1.529           45,548

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.302          1.258               --
                                                          2010      1.056          1.302               --
                                                          2009      0.808          1.056               --
                                                          2008      1.350          0.808               --
                                                          2007      1.244          1.350               --
                                                          2006      1.262          1.244               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.450          1.310               (0)
                                                          2010      1.357          1.450           14,898
                                                          2009      0.972          1.357           15,790
                                                          2008      1.717          0.972           30,647
                                                          2007      1.351          1.717           30,840
                                                          2006      1.326          1.351           29,451

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2011      1.259          1.163               --
                                                          2010      1.048          1.259           15,699
                                                          2009      0.784          1.048           15,699
                                                          2008      1.249          0.784           34,094

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.051          0.970           19,608
                                                          2010      0.878          1.051           19,525
                                                          2009      0.659          0.878           19,730
                                                          2008      1.096          0.659            3,480
                                                          2007      1.246          1.096               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.882          0.870               --
                                                          2008      1.211          0.882           42,651
                                                          2007      1.169          1.211           42,651
                                                          2006      1.114          1.169           42,651

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.373          1.402               --
                                                          2010      1.245          1.373            2,122
                                                          2009      0.932          1.245            2,123
                                                          2008      1.172          0.932               --
                                                          2007      1.126          1.172               --
                                                          2006      1.081          1.126               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.939          0.881           24,462
                                                          2010      0.767          0.939           24,619
                                                          2009      0.622          0.767           29,669
                                                          2008      1.043          0.622           28,103
                                                          2007      1.065          1.043           24,076
                                                          2006      0.964          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.708          0.671               --
                                                          2008      1.267          0.708           17,570
                                                          2007      1.162          1.267           17,570
                                                          2006      1.184          1.162           26,201

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      0.956          0.812               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2011      2.007          1.590           35,037
                                                          2010      1.666          2.007           42,305
                                                          2009      1.012          1.666           45,145
                                                          2008      2.224          1.012           68,514

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.378          1.198               --
                                                          2010      1.269          1.378               --
                                                          2009      0.990          1.269               --
                                                          2008      1.763          0.990               --
                                                          2007      1.690          1.763               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.234          1.340          117,472
                                                          2010      1.172          1.234          128,764
                                                          2009      1.016          1.172          124,949
                                                          2008      1.117          1.016          113,140
                                                          2007      1.062          1.117          148,065

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.373          1.380          124,857
                                                          2010      1.302          1.373           99,406
                                                          2009      1.177          1.302          103,558

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.165          1.084               --
                                                          2010      1.029          1.165               --
                                                          2009      0.852          1.029               --
                                                          2008      1.303          0.852               --
                                                          2007      1.273          1.303               --
                                                          2006      1.192          1.273               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.145          1.260               --
                                                          2006      1.095          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.477          1.491           34,592
                                                          2010      1.351          1.477           36,605
                                                          2009      1.042          1.351           42,549
                                                          2008      1.198          1.042           50,160
                                                          2007      1.153          1.198           73,242
                                                          2006      1.121          1.153           72,340

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.529          1.228               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.886          0.828           78,815
                                                          2010      0.777          0.886           98,533
                                                          2009      0.673          0.777          105,845
                                                          2008      1.084          0.673          119,260
                                                          2007      1.070          1.084          125,595
                                                          2006      1.001          1.070           24,855

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.950          0.843          114,099
                                                          2010      0.813          0.950          121,906
                                                          2009      0.660          0.813          132,053
                                                          2008      0.965          0.660          146,095
                                                          2007      1.022          0.965          164,310
                                                          2006      1.003          1.022          151,447

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.069          1.027               --
                                                          2010      0.955          1.069            8,579
                                                          2009      0.771          0.955           12,161

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.114          1.051               --
                                                          2010      0.993          1.114               --
                                                          2009      0.683          0.993               --
                                                          2008      1.291          0.683               --
                                                          2007      1.101          1.291               --
                                                          2006      1.135          1.101               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.141          1.184           65,862
                                                          2010      1.081          1.141           81,151
                                                          2009      1.013          1.081           85,650
                                                          2008      1.077          1.013           89,120
                                                          2007      1.040          1.077          143,850
                                                          2006      1.008          1.040               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.087          1.100           42,651
                                                          2010      1.018          1.087           42,651
                                                          2009      0.883          1.018           42,651

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.974          0.864               --
                                                          2010      0.834          0.974           18,150
                                                          2009      0.667          0.834           18,150

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      0.994          0.969           82,003
                                                          2010      1.020          0.994          126,906
                                                          2009      1.043          1.020           81,261
                                                          2008      1.040          1.043          171,671
                                                          2007      1.016          1.040          185,261
                                                          2006      1.001          1.016           42,885

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.006          0.941            6,976
                                                          2010      0.922          1.006           10,286
                                                          2009      0.717          0.922           10,633
                                                          2008      1.169          0.717            7,756

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.624          0.649               --
                                                          2008      1.161          0.624            5,414
                                                          2007      1.147          1.161            5,417
                                                          2006      1.139          1.147            5,420

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.953          0.870           55,894
                                                          2010      0.854          0.953           55,348
                                                          2009      0.720          0.854           55,361
                                                          2008      1.212          0.720           61,257
                                                          2007      1.196          1.212           47,633
                                                          2006      1.173          1.196           46,874

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.888          0.959               --
                                                          2010      0.788          0.888           20,290
                                                          2009      0.615          0.788           20,290
                                                          2008      1.060          0.615           20,290
                                                          2007      1.053          1.060           20,290
                                                          2006      1.002          1.053           18,621

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.119          1.126               --
                                                          2010      1.043          1.119               --
                                                          2009      0.889          1.043               --
                                                          2008      1.065          0.889               --
                                                          2007      1.036          1.065               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.064          1.048               --
                                                          2010      0.980          1.064               --
                                                          2009      0.813          0.980               --
                                                          2008      1.064          0.813               --
                                                          2007      1.042          1.064               --
                                                          2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.006          0.967               --
                                                          2010      0.913          1.006               --
                                                          2009      0.740          0.913               --
                                                          2008      1.065          0.740               --
                                                          2007      1.047          1.065               --
                                                          2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.946          0.887               --
                                                          2010      0.846          0.946               --
                                                          2009      0.673          0.846               --
                                                          2008      1.065          0.673               --
                                                          2007      1.052          1.065           16,109
                                                          2006      1.002          1.052           16,160

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.963          0.954               --
                                                          2010      0.863          0.963               --
                                                          2009      0.706          0.863               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.137          1.133          154,378
                                                          2010      1.062          1.137          180,495
                                                          2009      0.921          1.062          188,376
                                                          2008      1.217          0.921          186,388
                                                          2007      1.199          1.217          224,893
                                                          2006      1.129          1.199          233,011

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.215          1.194           17,717
                                                          2010      1.119          1.215           18,151
                                                          2009      0.951          1.119           18,005
                                                          2008      1.446          0.951           16,594
                                                          2007      1.379          1.446           16,262
                                                          2006      1.257          1.379           16,458

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.963          0.860           31,247
                                                          2010      0.853          0.963           32,277
                                                          2009      0.626          0.853           38,225
                                                          2008      1.081          0.626           44,795
                                                          2007      1.044          1.081           43,707
                                                          2006      0.996          1.044           44,703

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.011          0.972               --
                                                          2010      0.889          1.011               --
                                                          2009      0.638          0.889               --
                                                          2008      1.129          0.638               --
                                                          2007      1.062          1.129               --
                                                          2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2011      1.189          1.175            9,587
                                                          2010      0.906          1.189           25,362
                                                          2009      0.671          0.906           28,419
                                                          2008      1.028          0.671           29,108

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.141          1.180               --
                                                          2006      1.081          1.141           35,053

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.119          1.152            2,632
                                                          2010      1.084          1.119            2,732
                                                          2009      1.065          1.084            6,304
                                                          2008      1.095          1.065            3,051
                                                          2007      1.075          1.095           12,082
                                                          2006      1.046          1.075            8,672

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      0.995          1.001               --
                                                          2005      0.993          0.995          106,379
                                                          2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.093          1.152               --
                                                          2005      1.061          1.093           20,308
                                                          2004      1.000          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.040          1.058               --
                                                          2006      1.060          1.040          155,590
                                                          2005      1.066          1.060          125,047
                                                          2004      1.000          1.066            5,161

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.139          1.173               --
                                                          2008      1.116          1.139           91,326
                                                          2007      1.053          1.116          126,361
                                                          2006      1.041          1.053          132,834
                                                          2005      1.043          1.041           98,401
                                                          2004      1.000          1.043            5,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      1.575          1.699               --
                                                          2006      1.265          1.575               --
                                                          2005      1.157          1.265               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03)................................................  2007      1.420          1.512               --
                                                          2006      1.242          1.420           12,513
                                                          2005      1.191          1.242           12,827
                                                          2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/03)..  2006      1.116          1.184               --
                                                          2005      1.053          1.116           23,593
                                                          2004      1.000          1.053               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.018          1.081               --
                                                          2005      1.041          1.018               --
                                                          2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.224          1.333               --
                                                          2005      1.117          1.224           39,663
                                                          2004      1.000          1.117               --

  Travelers Equity Income Subaccount (5/03).............  2006      1.120          1.173               --
                                                          2005      1.101          1.120           32,149
                                                          2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (5/03)......  2006      1.076          1.100               --
                                                          2005      1.077          1.076           57,514
                                                          2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.106          1.142               --
                                                          2005      1.078          1.106               --
                                                          2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/03).................  2006      1.109          1.139               --
                                                          2005      1.047          1.109            5,424
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.093          1.158               --
                                                          2005      1.000          1.093           13,492

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.024          1.024               --
                                                          2005      1.000          1.024               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.060          1.095               --
                                                          2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.071          1.113               --
                                                          2005      1.000          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.040          1.057               --
                                                          2005      1.000          1.040               --

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.226          1.297               --
                                                          2005      1.123          1.226           31,177
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.076          1.135               --
                                                          2005      1.072          1.076               --
                                                          2004      1.000          1.072               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.098          1.129               --
                                                          2005      1.094          1.098          230,513
                                                          2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.167          1.257               --
                                                          2005      1.125          1.167           17,195
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.220          1.397               --
                                                          2005      1.143          1.220           50,521
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (6/03)..............  2006      1.127          1.192               --
                                                          2005      1.092          1.127               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.044          1.095               --
                                                          2005      1.000          1.044               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.113          1.121               --
                                                          2005      1.102          1.113           47,987
                                                          2004      1.000          1.102               --

  Travelers Quality Bond Subaccount (5/03)..............  2006      1.020          1.008               --
                                                          2005      1.030          1.020          138,041
                                                          2004      1.000          1.030            2,682

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.090          1.134               --
                                                          2005      1.096          1.090               --
                                                          2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.100          1.262               --
                                                          2005      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.101          1.259               --
                                                          2005      1.000          1.101               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.089          1.046               --
                                                          2005      1.071          1.089            7,852
                                                          2004      1.000          1.071            5,154

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      0.771          0.745               --
                                                          2008      1.233          0.771            3,789
                                                          2007      1.296          1.233            3,150
                                                          2006      1.146          1.296            3,101
                                                          2005      1.129          1.146            3,150
                                                          2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.689          0.703               --
                                                          2008      1.241          0.689               --
                                                          2007      1.133          1.241               --
                                                          2006      1.089          1.133               --
                                                          2005      1.036          1.089               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.




Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.





Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:





You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75

                    SCUDDER ADVOCATE REWARDS ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


-----------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     T. Rowe Price Mid Cap Growth
  INSURANCE FUNDS) -- SERIES I                        Portfolio -- Class B
  Invesco V.I. Utilities Fund                      Turner Mid Cap Growth Portfolio -- Class B
DWS VARIABLE SERIES I -- CLASS B                 METROPOLITAN SERIES FUND
  DWS Capital Growth VIP                           BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES II -- CLASS B                  BlackRock Diversified Portfolio -- Class B
  DWS Dreman Small Mid Cap Value VIP               BlackRock Large Cap Value
  DWS Global Thematic VIP                             Portfolio -- Class B
  DWS Government & Agency Securities VIP           BlackRock Money Market Portfolio -- Class B
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class B        FI Value Leaders Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              MetLife Stock Index Portfolio -- Class B
  MetLife Balanced Strategy                        MFS(R) Total Return Portfolio -- Class B
     Portfolio -- Class B                          MFS(R) Value Portfolio -- Class E
  MetLife Growth Strategy Portfolio -- Class       Oppenheimer Global Equity
     B                                                Portfolio -- Class B
  MetLife Moderate Strategy                        T. Rowe Price Large Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
  MFS(R) Emerging Markets Equity                   T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  MFS(R) Research International                  THE ALGER PORTFOLIOS -- CLASS S
     Portfolio -- Class B                          Alger Capital Appreciation Portfolio
  Pioneer Strategic Income Portfolio -- Class    THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
     E                                             INC. --
  RCM Technology Portfolio -- Class E              SERVICE SHARES
  T. Rowe Price Large Cap Value                    The Dreyfus Socially Responsible Growth
     Portfolio -- Class B                             Fund, Inc.





The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.40%            0.40%            0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         1.95%            2.10%            2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.15%            2.30%            2.50%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB I Plus Charge.............................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Plus Charge............................         1.00%(6)         1.00%(6)         1.00%(6)

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS
  ONLY SELECTED.........................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS
  ONLY SELECTED.........................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I PLUS SELECTED..................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II PLUS SELECTED.................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount equal to the Underlying Fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.08% for the Subaccount investing in the FI Value Leaders Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio and the amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the RCM Technology Portfolio.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.52%      1.72%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)  -- SERIES I
  Invesco V.I. Utilities Fund....     0.60%          --        0.44%            --            1.04%           --          1.04%
DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP.........     0.37%        0.25%       0.22%            --            0.84%           --          0.84%
DWS VARIABLE SERIES II -- CLASS B
  DWS Dreman Small Mid Cap Value
     VIP.........................     0.65%        0.25%       0.25%          0.09%           1.24%           --          1.24%
  DWS Global Thematic VIP........     0.92%        0.25%       0.55%            --            1.72%         0.35%         1.37%
  DWS Government & Agency
     Securities VIP..............     0.45%        0.25%       0.31%            --            1.01%           --          1.01%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.05%            --            0.90%           --          0.90%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  MetLife Balanced Strategy
     Portfolio  -- Class B.......     0.05%        0.25%       0.01%          0.67%           0.98%           --          0.98%
  MetLife Growth Strategy
     Portfolio  -- Class B.......     0.06%        0.25%         --           0.76%           1.07%           --          1.07%
  MetLife Moderate Strategy
     Portfolio  -- Class B.......     0.06%        0.25%         --           0.62%           0.93%           --          0.93%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A.......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Pioneer Strategic Income
     Portfolio  -- Class E.......     0.58%        0.15%       0.06%            --            0.79%           --          0.79%
  RCM Technology Portfolio
     -- Class E..................     0.88%        0.15%       0.07%            --            1.10%           --          1.10%
  T. Rowe Price Large Cap Value
     Portfolio  -- Class B.......     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio  -- Class B.......     0.75%        0.25%       0.03%            --            1.03%           --          1.03%
  Turner Mid Cap Growth
     Portfolio -- Class B........     0.79%        0.25%       0.05%            --            1.09%         0.00%         1.09%
METROPOLITAN SERIES FUND
  BlackRock Bond Income
     Portfolio -- Class B........     0.34%        0.25%       0.03%            --            0.62%         0.01%         0.61%
  BlackRock Diversified
     Portfolio  -- Class B.......     0.46%        0.25%       0.05%            --            0.76%           --          0.76%
  BlackRock Large Cap Value
     Portfolio  -- Class B.......     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Money Market
     Portfolio -- Class B........     0.33%        0.25%       0.02%            --            0.60%         0.01%         0.59%
  Davis Venture Value
     Portfolio -- Class B........     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%
  FI Value Leaders Portfolio
     -- Class B..................     0.67%        0.25%       0.07%            --            0.99%           --          0.99%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.05%            --            0.84%           --          0.84%
  MFS(R) Value Portfolio
     -- Class E..................     0.70%        0.15%       0.03%            --            0.88%         0.13%         0.75%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio  -- Class B.......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio  -- Class B.......     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
THE ALGER PORTFOLIOS -- CLASS S
  Alger Capital Appreciation
     Portfolio...................     0.81%        0.25%       0.22%            --            1.28%           --          1.28%
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.  -- SERVICE
  SHARES
  The Dreyfus Socially
     Responsible Growth Fund,
     Inc. .......................     0.75%        0.25%       0.10%            --            1.10%           --          1.10%






The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total

Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.





Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
Invesco V.I. Utilities Fund         Seeks long-term growth of capital    Invesco Advisers, Inc.
                                    and, secondarily, current income.
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP              Seeks to provide long-term growth    Deutsche Investment Management
                                    of capital.                          Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Dreman Small Mid Cap Value      Seeks long-term capital              Deutsche Investment Management
  VIP                               appreciation.                        Americas Inc.
                                                                         Subadviser: Dreman Value
                                                                         Management, L.L.C.
DWS Global Thematic VIP             Seeks long-term capital growth.      Deutsche Investment Management
                                                                         Americas Inc.
                                                                         Subadviser: Global Thematic
                                                                         Partners, LLC
DWS Government & Agency             Seeks high current income            Deutsche Investment Management
  Securities VIP                    consistent with preservation of      Americas Inc.
                                    capital.
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class B              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Balanced Strategy           Seeks to provide a balance           MetLife Advisers, LLC
  Portfolio -- Class B              between a high level of current
                                    income and growth of capital with
                                    a greater emphasis on growth of
                                    capital.
MetLife Growth Strategy             Seeks to provide growth of           MetLife Advisers, LLC
  Portfolio -- Class B              capital.
MetLife Moderate Strategy           Seeks to provide a high total        MetLife Advisers, LLC
  Portfolio -- Class B              return in the form of income and
                                    growth of capital, with a greater
                                    emphasis on income.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  E                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
T. Rowe Price Mid Cap Growth        Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Turner Mid Cap Growth               Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Turner Investments,
                                                                         L.P.
METROPOLITAN SERIES FUND
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class B              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Large Cap Value           Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class B              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class E   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation          Seeks long-term capital              Fred Alger Management, Inc.
  Portfolio                         appreciation.
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
The Dreyfus Socially Responsible    Seeks to provide capital growth,     The Dreyfus Corporation
  Growth Fund, Inc.                 with current income as a
                                    secondary goal.





                                    TRANSFERS

--------------------------------------------------------------------------------





We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:





The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING



The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:





Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.



You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.





If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."





                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------



The following information has been added to the "TERMINATION" section:



In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%



                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)........................................              2011          1.731           1.985          169,093
                                                              2010          1.654           1.731          178,318
                                                              2009          1.462           1.654          292,056
                                                              2008          2.195           1.462          369,002
                                                              2007          1.848           2.195          349,652
                                                              2006          1.496           1.848          350,687
                                                              2005          1.300           1.496          389,144
                                                              2004          1.069           1.300          169,935
                                                              2003          1.000           1.069               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)........................................              2006          1.164           1.171               --
                                                              2005          1.093           1.164        1,109,940
                                                              2004          1.065           1.093        1,051,441
                                                              2003          1.000           1.065           38,622

  Alger Capital Appreciation Subaccount (Class
  S) (7/03).....................................              2011          1.844           1.804          825,397
                                                              2010          1.648           1.844          395,156
                                                              2009          1.111           1.648          444,203
                                                              2008          2.061           1.111          394,477
                                                              2007          1.572           2.061          462,189
                                                              2006          1.342           1.572          405,786
                                                              2005          1.194           1.342          337,541
                                                              2004          1.124           1.194          160,459
                                                              2003          1.000           1.124               --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03).............................              2009          0.911           1.171                0
                                                              2008          1.738           0.911          141,310
                                                              2007          1.838           1.738          130,811
                                                              2006          1.649           1.838          151,822
                                                              2005          1.442           1.649           85,037
                                                              2004          1.241           1.442           28,499
                                                              2003          1.000           1.241               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)............................              2011          1.307           1.090               --
                                                              2010          1.183           1.307          114,924
                                                              2009          1.179           1.183          141,369

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03).............................              2007          2.673           2.801               --
                                                              2006          2.049           2.673          529,997
                                                              2005          1.626           2.049          533,142
                                                              2004          1.322           1.626          116,146
                                                              2003          1.000           1.322              399

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)................................              2008          1.499           1.472               --
                                                              2007          1.502           1.499        1,002,056
                                                              2006          1.417           1.502        1,053,123
                                                              2005          1.321           1.417        1,058,890
                                                              2004          1.174           1.321          597,961
                                                              2003          1.000           1.174           18,321

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)...................  (9/03)      2011          1.298           1.286           57,256
                                                              2010          1.151           1.298           57,633
                                                              2009          0.876           1.151           57,693
                                                              2008          1.360           0.876           60,401
                                                              2007          1.285           1.360           58,840
                                                              2006          1.197           1.285           50,070
                                                              2005          1.177           1.197           40,707
                                                              2004          1.128           1.177           25,027
                                                              2003          1.000           1.128               --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)........................................              2008          1.179           1.122               --
                                                              2007          1.142           1.179        1,182,084
                                                              2006          1.007           1.142          839,869
                                                              2005          1.000           1.007          926,279

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)..............................              2007          2.222           1.830        1,007,057
                                                              2006          1.646           2.222        1,095,278
                                                              2005          1.501           1.646        1,094,262
                                                              2004          1.166           1.501          776,367
                                                              2003          1.000           1.166           31,908

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)..........              2008          1.047           1.018               --
                                                              2007          1.024           1.047          118,195
                                                              2006          0.997           1.024           55,092
                                                              2005          1.000           0.997            5,944

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)........................................              2011          1.396           1.309        1,143,843
                                                              2010          1.218           1.396        1,057,133
                                                              2009          0.978           1.218        1,267,287
                                                              2008          1.488           0.978        1,376,316
                                                              2007          1.347           1.488        1,700,324
                                                              2006          1.265           1.347        1,611,402
                                                              2005          1.184           1.265        1,033,038
                                                              2004          1.118           1.184          333,187
                                                              2003          1.000           1.118           99,871

  DWS Global Opportunities Subaccount (Class B)
  (7/03)........................................              2010          1.625           1.743               --
                                                              2009          1.118           1.625          452,615
                                                              2008          2.278           1.118          436,317
                                                              2007          2.124           2.278          425,276
                                                              2006          1.770           2.124          322,506
                                                              2005          1.523           1.770          323,018
                                                              2004          1.256           1.523          144,088
                                                              2003          1.000           1.256               --

  DWS Growth & Income Subaccount (Class B)
  (6/03)........................................              2008          1.411           1.325               --
                                                              2007          1.419           1.411          563,871
                                                              2006          1.272           1.419          665,514
                                                              2005          1.222           1.272          654,428
                                                              2004          1.130           1.222          453,085
                                                              2003          1.000           1.130           11,807

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03)........................................              2011          1.427           1.604               --
                                                              2010          1.346           1.427          197,643
                                                              2009          1.122           1.346          333,018
                                                              2008          1.490           1.122          330,813
                                                              2007          1.341           1.490          331,717
                                                              2006          1.287           1.341          318,426
                                                              2005          1.210           1.287          327,171
                                                              2004          1.125           1.210          112,805
                                                              2003          1.000           1.125            7,708

  DWS International Subaccount (Class B)
  (7/03)........................................              2008          2.151           2.060               --
                                                              2007          1.912           2.151          620,817
                                                              2006          1.548           1.912          670,141
                                                              2005          1.359           1.548          565,175
                                                              2004          1.187           1.359          427,364
                                                              2003          1.000           1.187            7,337

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)........................................              2006          1.441           1.592               --
                                                              2005          1.293           1.441          186,845
                                                              2004          1.178           1.293          100,474
                                                              2003          1.000           1.178            3,340

  DWS Balanced Subaccount (Class B) (7/03)......              2008          1.269           1.235               --
                                                              2007          1.235           1.269          597,386
                                                              2006          1.142           1.235          594,100
                                                              2005          1.116           1.142          451,536
                                                              2004          1.066           1.116          338,425
                                                              2003          1.000           1.066           54,839

  DWS Blue Chip Subaccount (Class B) (6/03).....              2008          1.639           1.536               --
                                                              2007          1.614           1.639          892,430
                                                              2006          1.423           1.614          955,857
                                                              2005          1.318           1.423        1,785,103
                                                              2004          1.158           1.318          480,877
                                                              2003          1.000           1.158           32,460

  DWS Conservative Allocation Subaccount (Class
  B) (8/04).....................................              2009          0.913           0.921               --
                                                              2008          1.203           0.913        2,412,619
                                                              2007          1.167           1.203        3,146,488
                                                              2006          1.089           1.167        3,282,126
                                                              2005          1.060           1.089        2,515,324
                                                              2004          1.003           1.060          812,897

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)........................................              2008          1.064           1.026               --
                                                              2007          1.042           1.064        1,611,568
                                                              2006          1.018           1.042        1,689,993
                                                              2005          1.015           1.018        1,890,923
                                                              2004          0.991           1.015        1,680,946
                                                              2003          1.000           0.991           42,825

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)........................................              2008          1.581           1.532               --
                                                              2007          1.542           1.581        2,508,397
                                                              2006          1.369           1.542        2,575,553
                                                              2005          1.273           1.369        2,452,486
                                                              2004          1.161           1.273        1,676,973
                                                              2003          1.000           1.161          163,942

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)..............................              2006          1.218           1.277               --
                                                              2005          1.243           1.218          447,116
                                                              2004          1.132           1.243          213,718
                                                              2003          1.000           1.132               --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)..............................              2008          1.547           1.475               --
                                                              2007          1.606           1.547        3,595,530
                                                              2006          1.380           1.606        3,684,742
                                                              2005          1.304           1.380        2,564,976
                                                              2004          1.165           1.304        1,717,259
                                                              2003          1.000           1.165           75,935

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)..............................              2011          2.075           1.914          709,430
                                                              2010          1.718           2.075          740,237
                                                              2009          1.350           1.718          956,525
                                                              2008          2.067           1.350        1,068,880
                                                              2007          2.045           2.067        1,226,657
                                                              2006          1.667           2.045        1,456,216
                                                              2005          1.542           1.667        1,447,426
                                                              2004          1.247           1.542          807,966
                                                              2003          1.000           1.247          164,572

  DWS Foreign Value Subaccount (Class B)
  (11/04).......................................              2006          1.135           1.365               --
                                                              2005          1.054           1.135          104,549
                                                              2004          1.000           1.054               --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)........................................              2011          1.724           1.449          276,182
                                                              2010          1.546           1.724          303,841
                                                              2009          1.097           1.546          401,792
                                                              2008          2.137           1.097          463,205
                                                              2007          2.050           2.137          748,585
                                                              2006          1.606           2.050          351,482
                                                              2005          1.332           1.606          343,729
                                                              2004          1.183           1.332          124,186
                                                              2003          1.000           1.183            2,944

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)...................              2011          1.238           1.306          652,032
                                                              2010          1.184           1.238          777,085
                                                              2009          1.116           1.184          936,747
                                                              2008          1.085           1.116        1,069,071
                                                              2007          1.044           1.085          565,552
                                                              2006          1.022           1.044          607,326
                                                              2005          1.015           1.022          584,174
                                                              2004          0.998           1.015          788,353
                                                              2003          1.000           0.998           34,617

  DWS Growth Allocation Subaccount (Class B)
  (9/04)........................................              2009          0.851           0.853               --
                                                              2008          1.320           0.851        3,046,571
                                                              2007          1.270           1.320        2,943,854
                                                              2006          1.145           1.270        2,485,802
                                                              2005          1.097           1.145        2,847,211
                                                              2004          1.016           1.097        1,231,540

  DWS High Income Subaccount (Class B) (6/03)...              2008          1.319           1.305               --
                                                              2007          1.333           1.319        1,104,452
                                                              2006          1.229           1.333        2,053,944
                                                              2005          1.207           1.229        2,168,097
                                                              2004          1.094           1.207          803,778
                                                              2003          1.000           1.094           75,380

  DWS Income Allocation Subaccount (Class B)
  (8/04)........................................              2006          1.063           1.084               --
                                                              2005          1.043           1.063          834,876
                                                              2004          1.005           1.043           88,460

  DWS Index 500 Subaccount (Class B) (7/03).....              2005          1.229           1.252               --
                                                              2004          1.135           1.229        1,183,205
                                                              2003          1.000           1.135           26,170

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount
  (Class B) (7/03)..............................              2008          2.224           2.145               --
                                                              2007          1.944           2.224          459,361
                                                              2006          1.579           1.944          479,393
                                                              2005          1.407           1.579          420,592
                                                              2004          1.212           1.407          281,707
                                                              2003          1.000           1.212           12,608

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03)........................................              2008          1.501           1.441               --
                                                              2007          1.435           1.501          333,251
                                                              2006          1.350           1.435          371,107
                                                              2005          1.227           1.350          329,491
                                                              2004          1.122           1.227          220,494
                                                              2003          1.000           1.122           16,750

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)..............................              2006          1.297           1.284               --
                                                              2005          1.229           1.297          149,865
                                                              2004          1.113           1.229           82,222
                                                              2003          1.000           1.113           11,797

  DWS Large Cap Core Subaccount (Class B)
  (12/04).......................................              2006          1.153           1.280               --
                                                              2005          1.037           1.153           53,637

  DWS Large Cap Value Subaccount (Class B)
  (7/03)........................................              2008          1.581           1.559               --
                                                              2007          1.424           1.581          757,126
                                                              2006          1.258           1.424          794,829
                                                              2005          1.258           1.258          859,894
                                                              2004          1.165           1.258          689,003
                                                              2003          1.000           1.165          130,307

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03).....................................              2006          1.272           1.311               --
                                                              2005          1.300           1.272          511,937
                                                              2004          1.124           1.300          485,061
                                                              2003          1.000           1.124            9,054

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)........................................              2008          1.555           1.464               --
                                                              2007          1.463           1.555          239,153
                                                              2006          1.344           1.463          248,153
                                                              2005          1.191           1.344          174,909
                                                              2004          1.167           1.191           89,408
                                                              2003          1.000           1.167               --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)........................................              2009          0.864           0.868               --
                                                              2008          1.260           0.864        5,496,146
                                                              2007          1.218           1.260        2,637,601
                                                              2006          1.115           1.218        2,555,044
                                                              2005          1.078           1.115        2,478,421
                                                              2004          1.000           1.078          522,135

  DWS Money Market Subaccount (Class B) (7/03)..              2008          1.047           1.052               --
                                                              2007          1.017           1.047        4,672,142
                                                              2006          0.991           1.017        6,108,455
                                                              2005          0.982           0.991        2,127,867
                                                              2004          0.992           0.982        3,334,869
                                                              2003          1.000           0.992          111,328

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03)........................................              2006          1.117           1.143               --
                                                              2005          1.188           1.117          384,012
                                                              2004          1.196           1.188          181,881
                                                              2003          1.000           1.196            3,270

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)........................................              2008          1.396           1.218               --
                                                              2007          1.340           1.396          726,166
                                                              2006          1.298           1.340          760,854
                                                              2005          1.235           1.298          784,558
                                                              2004          1.135           1.235          298,340
                                                              2003          1.000           1.135          128,991

  DWS Strategic Income Subaccount (Class B)
  (6/03)........................................              2008          1.170           1.171               --
                                                              2007          1.131           1.170          456,263
                                                              2006          1.056           1.131          496,298
                                                              2005          1.052           1.056        2,222,561
                                                              2004          0.987           1.052          505,971
                                                              2003          1.000           0.987           12,077

  DWS Technology Subaccount (Class B) (7/03)....              2010          1.139           1.179               --
                                                              2009          0.724           1.139          525,079
                                                              2008          1.372           0.724          276,821
                                                              2007          1.224           1.372          260,205
                                                              2006          1.238           1.224          249,308
                                                              2005          1.217           1.238          327,747
                                                              2004          1.218           1.217          104,090
                                                              2003          1.000           1.218               --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03)........................................              2008          1.869           1.740               --
                                                              2007          1.517           1.869          249,274
                                                              2006          1.450           1.517          271,054
                                                              2005          1.324           1.450          279,062
                                                              2004          1.215           1.324          218,311
                                                              2003          1.000           1.215           69,432

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *......................................              2011          1.609           1.621        6,792,409
                                                              2010          1.411           1.609        8,016,351
                                                              2009          0.977           1.411        1,458,169
                                                              2008          1.308           0.977          909,617

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)..............................              2011          1.196           1.158        2,583,533
                                                              2010          1.070           1.196        2,769,123
                                                              2009          0.889           1.070        3,003,997

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09).....................................              2011          1.231           1.165        2,210,022
                                                              2010          1.083           1.231        2,320,427
                                                              2009          0.880           1.083        2,345,492

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)..............................              2011          1.231           1.211        1,369,639
                                                              2010          1.113           1.231        1,554,947
                                                              2009          0.940           1.113        1,863,308

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)........................................              2011          1.115           1.040        3,337,591
                                                              2010          0.922           1.115        3,716,664
                                                              2009          0.685           0.922        3,990,754
                                                              2008          1.083           0.685        2,711,797

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)..............................              2011          3.135           2.518          478,917
                                                              2010          2.568           3.135          553,321
                                                              2009          1.541           2.568          562,616
                                                              2008          3.509           1.541          492,144
                                                              2007          2.784           3.509          457,511

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *............................              2011          1.876           1.649        1,791,610
                                                              2010          1.710           1.876        1,929,042
                                                              2009          1.320           1.710        2,172,868
                                                              2008          2.263           1.320        1,489,970

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)..............................              2011          1.465           1.493        8,520,374
                                                              2010          1.328           1.465        9,951,087
                                                              2009          1.016           1.328       10,244,403
                                                              2008          1.173           1.016          527,774

  MIST RCM Technology Subaccount (Class E)
  (5/10)........................................              2011          1.417           1.256          463,765
                                                              2010          1.202           1.417          410,054

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *............................              2011          0.930           0.879        3,379,873
                                                              2010          0.807           0.930        3,883,900
                                                              2009          0.693           0.807        3,903,637
                                                              2008          1.042           0.693        4,074,877

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *............................              2011          1.637           1.585          262,458
                                                              2010          1.302           1.637          266,108
                                                              2009          0.909           1.302          314,489
                                                              2008          1.467           0.909          166,374

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08).....................................              2011          1.717           1.565          185,661
                                                              2010          1.371           1.717          192,438
                                                              2009          0.947           1.371          228,925
                                                              2008          1.733           0.947          292,229

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08)........................................              2011          1.115           1.167        1,698,837
                                                              2010          1.048           1.115        1,784,882
                                                              2009          0.975           1.048        1,894,517
                                                              2008          1.029           0.975        1,133,274

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08)........................................              2011          1.199           1.223          441,234
                                                              2010          1.114           1.199          527,005
                                                              2009          0.967           1.114          613,820
                                                              2008          1.233           0.967          620,936

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)..............................              2011          1.175           1.181        1,948,062
                                                              2010          1.096           1.175        2,087,367
                                                              2009          1.002           1.096        2,324,527
                                                              2008          1.470           1.002        2,630,179

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08).....................................              2011          1.837           1.809        1,132,259
                                                              2010          1.866           1.837        1,027,274
                                                              2009          1.890           1.866        1,256,521
                                                              2008          1.882           1.890        1,464,720

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)........................................              2011          1.341           1.264          967,837
                                                              2010          1.219           1.341        1,942,307
                                                              2009          0.941           1.219        2,412,889
                                                              2008          1.526           0.941        2,014,579

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *......................................              2011          1.342           1.237          614,163
                                                              2010          1.192           1.342          645,546
                                                              2009          0.997           1.192          753,043
                                                              2008          1.535           0.997          760,185

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)........................................              2011          1.018           1.019        3,021,676
                                                              2010          0.903           1.018        3,640,795
                                                              2009          0.728           0.903        3,685,979
                                                              2008          1.121           0.728        1,926,569

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)........................................              2011          1.058           1.064        2,485,648
                                                              2010          0.978           1.058        2,690,661
                                                              2009          0.840           0.978        2,944,278
                                                              2008          1.099           0.840        1,287,130
                                                              2007          1.072           1.099        1,389,767
                                                              2006          1.003           1.072        1,227,792

  MSF MFS(R) Value Subaccount (Class E) (4/08)..              2011          1.414           1.403          489,371
                                                              2010          1.291           1.414          530,988
                                                              2009          1.086           1.291          560,276
                                                              2008          1.558           1.086          670,093

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)..............................              2011          1.533           1.383          421,870
                                                              2010          1.418           1.533          466,355

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)..............................              2011          1.062           1.032          816,568
                                                              2010          0.924           1.062        1,010,584
                                                              2009          0.656           0.924        1,247,569
                                                              2008          1.075           0.656        1,477,950

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)..............................              2011          1.452           1.451        1,628,742
                                                              2010          1.095           1.452        1,597,420
                                                              2009          0.802           1.095        1,727,989
                                                              2008          1.220           0.802        1,789,355





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%



                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)..........................................              2011          1.206           1.367            --
                                                                2010          1.166           1.206            --
                                                                2009          1.043           1.166            --
                                                                2008          1.585           1.043            --
                                                                2007          1.351           1.585            --
                                                                2006          1.107           1.351            --
                                                                2005          1.000           1.107            --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)..........................................              2006          1.069           1.071            --
                                                                2005          1.000           1.069            --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03)..........................................              2011          1.469           1.421            --
                                                                2010          1.329           1.469            --
                                                                2009          0.907           1.329            --
                                                                2008          1.703           0.907            --
                                                                2007          1.314           1.703            --
                                                                2006          1.136           1.314            --
                                                                2005          1.000           1.136            --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...............................              2009          0.596           0.757            --
                                                                2008          1.150           0.596            --
                                                                2007          1.231           1.150            --
                                                                2006          1.118           1.231            --
                                                                2005          1.000           1.118            --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..............................              2011          0.834           0.689            --
                                                                2010          0.764           0.834            --
                                                                2009          0.763           0.764            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03)..........................................              2007          1.564           1.633            --
                                                                2006          1.213           1.564            --
                                                                2005          1.000           1.213            --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03)..........................................              2008          1.103           1.078            --
                                                                2007          1.118           1.103            --
                                                                2006          1.067           1.118            --
                                                                2005          1.000           1.067            --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).....................  (9/03)      2011          1.041           1.020            --
                                                                2010          0.934           1.041            --
                                                                2009          0.720           0.934            --
                                                                2008          1.131           0.720            --
                                                                2007          1.082           1.131            --
                                                                2006          1.020           1.082            --
                                                                2005          1.000           1.020            --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)..........................................              2008          1.147           1.087            --
                                                                2007          1.125           1.147            --
                                                                2006          1.004           1.125            --
                                                                2005          1.000           1.004            --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)................................              2007          1.507           1.227            --
                                                                2006          1.130           1.507            --
                                                                2005          1.000           1.130            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)............              2008          1.015           0.984            --
                                                                2007          1.006           1.015            --
                                                                2006          0.991           1.006            --
                                                                2005          1.000           0.991            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)..........................................              2011          1.105           1.023            --
                                                                2010          0.976           1.105            --
                                                                2009          0.793           0.976            --
                                                                2008          1.221           0.793            --
                                                                2007          1.119           1.221            --
                                                                2006          1.063           1.119            --
                                                                2005          1.000           1.063            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03)..........................................              2010          0.988           1.056            --
                                                                2009          0.688           0.988            --
                                                                2008          1.419           0.688            --
                                                                2007          1.339           1.419            --
                                                                2006          1.129           1.339            --
                                                                2005          1.000           1.129            --

  DWS Growth & Income Subaccount (Class B)
  (6/03)..........................................              2008          1.118           0.671            --
                                                                2007          1.138           1.118            --
                                                                2006          1.032           1.138            --
                                                                2005          1.000           1.032            --

  DWS Health Care VIP Subaccount (Class B)
  (6/03)..........................................              2011          1.122           1.257            --
                                                                2010          1.071           1.122            --
                                                                2009          0.904           1.071            --
                                                                2008          1.215           0.904            --
                                                                2007          1.106           1.215            --
                                                                2006          1.075           1.106            --
                                                                2005          1.000           1.075            --

  DWS International Subaccount (Class B) (7/03)...              2008          1.531           1.460            --
                                                                2007          1.377           1.531            --
                                                                2006          1.128           1.377            --
                                                                2005          1.000           1.128            --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03)..              2006          1.110           1.213            --
                                                                2005          1.000           1.110            --

  DWS Balanced Subaccount (Class B) (7/03)........              2008          1.097           1.062            --
                                                                2007          1.079           1.097            --
                                                                2006          1.010           1.079            --
                                                                2005          1.000           1.010            --

  DWS Blue Chip Subaccount (Class B) (6/03).......              2008          1.203           1.123            --
                                                                2007          1.199           1.203            --
                                                                2006          1.070           1.199            --
                                                                2005          1.000           1.070            --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04)..........................................              2009          0.819           0.823            --
                                                                2008          1.092           0.819            --
                                                                2007          1.073           1.092            --
                                                                2006          1.013           1.073            --
                                                                2005          1.000           1.013            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)..........................................              2008          1.002           0.963            --
                                                                2007          0.993           1.002            --
                                                                2006          0.982           0.993            --
                                                                2005          1.000           0.982            --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)..........................................              2008          1.185           1.144            --
                                                                2007          1.170           1.185            --
                                                                2006          1.052           1.170            --
                                                                2005          1.000           1.052            --

  DWS Dreman Financial Services Subaccount (Class
  B) (7/03).......................................              2006          0.984           1.023            --
                                                                2005          1.000           0.984            --

  DWS Dreman High Return Equity Subaccount (Class
  B) (6/03).......................................              2008          1.132           1.075            --
                                                                2007          1.189           1.132            --
                                                                2006          1.034           1.189            --
                                                                2005          1.000           1.034            --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)................................              2011          1.258           1.146            --
                                                                2010          1.054           1.258            --
                                                                2009          0.838           1.054            --
                                                                2008          1.299           0.838            --
                                                                2007          1.301           1.299            --
                                                                2006          1.073           1.301            --
                                                                2005          1.000           1.073            --

  DWS Foreign Value Subaccount (Class B) (11/04)..              2006          1.058           1.258            --
                                                                2005          1.000           1.058            --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)..........................................              2011          1.192           0.990            --
                                                                2010          1.082           1.192            --
                                                                2009          0.776           1.082            --
                                                                2008          1.531           0.776            --
                                                                2007          1.487           1.531            --
                                                                2006          1.179           1.487            --
                                                                2005          1.000           1.179            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).....................              2011          1.130           1.179            --
                                                                2010          1.094           1.130            --
                                                                2009          1.044           1.094            --
                                                                2008          1.027           1.044            --
                                                                2007          1.000           1.027            --
                                                                2006          0.991           1.000            --
                                                                2005          1.000           0.991            --

  DWS Growth Allocation Subaccount (Class B)
  (9/04)..........................................              2009          0.741           0.740            --
                                                                2008          1.164           0.741            --
                                                                2007          1.133           1.164            --
                                                                2006          1.034           1.133            --
                                                                2005          1.000           1.034            --

  DWS High Income Subaccount (Class B) (6/03).....              2008          1.042           1.027            --
                                                                2007          1.066           1.042            --
                                                                2006          0.995           1.066            --
                                                                2005          1.000           0.995            --

  DWS Income Allocation Subaccount (Class B)
  (8/04)..........................................              2006          1.003           1.014            --
                                                                2005          1.000           1.003            --

  DWS Index 500 Subaccount (Class B) (7/03).......              2005          1.000           1.017            --

  DWS International Select Equity Subaccount
  (Class B) (7/03)................................              2008          1.536           1.476            --
                                                                2007          1.359           1.536            --
                                                                2006          1.117           1.359            --
                                                                2005          1.000           1.117            --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03)..........................................              2008          1.186           1.135            --
                                                                2007          1.148           1.186            --
                                                                2006          1.093           1.148            --
                                                                2005          1.000           1.093            --

  DWS Janus Growth Opportunities Subaccount (Class
  B) (7/03).......................................              2006          1.065           1.043            --
                                                                2005          1.000           1.065            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).........................................              2006          1.092           1.199            --
                                                                2005          1.000           1.092            --

  DWS Large Cap Value Subaccount (Class B)
  (7/03)..........................................              2008          1.206           1.185            --
                                                                2007          1.099           1.206            --
                                                                2006          0.983           1.099            --
                                                                2005          1.000           0.983            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03)..........................................              2006          0.993           1.014            --
                                                                2005          1.000           0.993            --

  DWS Mid Cap Growth Subaccount (Class B) (8/03)..              2008          1.250           1.172            --
                                                                2007          1.190           1.250            --
                                                                2006          1.107           1.190            --
                                                                2005          1.000           1.107            --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)..........................................              2009          0.765           0.765            --
                                                                2008          1.128           0.765            --
                                                                2007          1.104           1.128            --
                                                                2006          1.023           1.104            --
                                                                2005          1.000           1.023            --

  DWS Money Market Subaccount (Class B) (7/03)....              2008          1.030           1.031            --
                                                                2007          1.012           1.030            --
                                                                2006          0.998           1.012            --
                                                                2005          1.000           0.998            --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03)..........................................              2006          0.978           0.989            --
                                                                2005          1.000           0.978            --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)..........................................              2008          1.087           0.944            --
                                                                2007          1.056           1.087            --
                                                                2006          1.035           1.056            --
                                                                2005          1.000           1.035            --

  DWS Strategic Income Subaccount (Class B)
  (6/03)..........................................              2008          1.064           1.061            --
                                                                2007          1.041           1.064            --
                                                                2006          0.984           1.041            --
                                                                2005          1.000           0.984            --

  DWS Technology Subaccount (Class B) (7/03)......              2010          0.919           0.947            --
                                                                2009          0.591           0.919            --
                                                                2008          1.134           0.591            --
                                                                2007          1.024           1.134            --
                                                                2006          1.048           1.024            --
                                                                2005          1.000           1.048            --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03)..........................................              2008          1.366           1.267            --
                                                                2007          1.122           1.366            --
                                                                2006          1.086           1.122            --
                                                                2005          1.000           1.086            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *........................................              2011          1.226           1.221        90,386
                                                                2010          1.088           1.226        96,603
                                                                2009          0.763           1.088            --
                                                                2008          1.029           0.763            --

  MIST FOF -- Balanced Strategy Subaccount (Class
  B) (5/09).......................................              2011          1.033           0.988            --
                                                                2010          0.935           1.033            --
                                                                2009          0.784           0.935            --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09)..........................................              2011          1.047           0.979            --
                                                                2010          0.932           1.047            --
                                                                2009          0.763           0.932            --

  MIST FOF -- Moderate Strategy Subaccount (Class
  B) (5/09).......................................              2011          1.079           1.048            --
                                                                2010          0.987           1.079            --
                                                                2009          0.840           0.987            --

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)..........................................              2011          1.043           0.961            --
                                                                2010          0.872           1.043            --
                                                                2009          0.656           0.872            --
                                                                2008          1.046           0.656            --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)................................              2011          1.748           1.387            --
                                                                2010          1.449           1.748            --
                                                                2009          0.880           1.449            --
                                                                2008          2.028           0.880            --
                                                                2007          1.622           2.028            --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)................................              2011          1.179           1.024            --
                                                                2010          1.088           1.179            --
                                                                2009          0.850           1.088            --
                                                                2008          1.469           0.850            --

  MIST Pioneer Strategic Income Subaccount (Class
  E) (4/08).......................................              2011          1.285           1.294            --
                                                                2010          1.179           1.285            --
                                                                2009          0.913           1.179            --
                                                                2008          1.063           0.913            --

  MIST RCM Technology Subaccount (Class E)
  (5/10)..........................................              2011          1.130           0.989            --
                                                                2010          0.966           1.130            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *..............................              2011          0.879           0.821            --
                                                                2010          0.772           0.879            --
                                                                2009          0.671           0.772            --
                                                                2008          1.017           0.671            --

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..............................              2011          1.269           1.214            --
                                                                2010          1.022           1.269            --
                                                                2009          0.722           1.022            --
                                                                2008          1.175           0.722            --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08)..........................................              2011          1.211           1.090            --
                                                                2010          0.979           1.211            --
                                                                2009          0.684           0.979            --
                                                                2008          1.262           0.684            --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08)..........................................              2011          1.013           1.047            --
                                                                2010          0.963           1.013            --
                                                                2009          0.907           0.963            --
                                                                2008          0.966           0.907            --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08)..........................................              2011          0.999           1.007            --
                                                                2010          0.940           0.999            --
                                                                2009          0.825           0.940            --
                                                                2008          1.061           0.825            --

  MSF BlackRock Large Cap Value Subaccount (Class
  B) (4/08).......................................              2011          0.829           0.823            --
                                                                2010          0.782           0.829            --
                                                                2009          0.724           0.782            --
                                                                2008          1.071           0.724            --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08)..........................................              2011          1.187           1.155            --
                                                                2010          1.221           1.187            --
                                                                2009          1.251           1.221            --
                                                                2008          1.256           1.251            --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)..........................................              2011          0.970           0.903            --
                                                                2010          0.892           0.970            --
                                                                2009          0.697           0.892            --
                                                                2008          1.140           0.697            --

                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                      -----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *...............................................              2011          0.950           0.865            --
                                                                2010          0.854           0.950            --
                                                                2009          0.723           0.854            --
                                                                2008          1.122           0.723            --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)..........................................              2011          0.955           0.945            --
                                                                2010          0.858           0.955            --
                                                                2009          0.700           0.858            --
                                                                2008          1.086           0.700            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)..........................................              2011          1.000           0.994       104,005
                                                                2010          0.936           1.000       110,565
                                                                2009          0.813           0.936       110,574
                                                                2008          1.077           0.813       110,583
                                                                2007          1.063           1.077       110,592
                                                                2006          1.003           1.063            --

  MSF MFS(R) Value Subaccount (Class E) (4/08)....              2011          1.040           1.020            --
                                                                2010          0.961           1.040            --
                                                                2009          0.819           0.961            --
                                                                2008          1.183           0.819            --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (5/10).......................................              2011          1.141           1.016            --
                                                                2010          1.063           1.141            --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)................................              2011          1.004           0.964            --
                                                                2010          0.884           1.004            --
                                                                2009          0.635           0.884            --
                                                                2008          1.050           0.635            --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)................................              2011          1.090           1.076            --
                                                                2010          0.832           1.090            --
                                                                2009          0.617           0.832            --
                                                                2008          0.946           0.617            --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio was merged with and into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP -- Class B was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP -- Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP -- Class B was merged into DWS Variable Series I-DWS Capital Growth VIP -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT



We have modified the first paragraph in the "TRANSFERS" section as follows:



You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75

                             PIONEER ANNUISTAR PLUS

                            PORTFOLIO ARCHITECT PLUS

                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2012


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     3

FEDERAL TAX CONSIDERATIONS..............................................     4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus...............     9

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus.............   157

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward..............   420

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39.198,439                           $0

2010............................             $41.407,559                           $0

2009............................             $29,632,358                           $0



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2012, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $50,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2012 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2012 is $50,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,000 in 2012. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,000 in 2012).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by

Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.424          1.518                 --
                                                       2006      1.366          1.424            787,253
                                                       2005      1.280          1.366            807,056
                                                       2004      1.224          1.280            612,238
                                                       2003      1.000          1.224            105,411

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.716          1.695                 --
                                                       2007      1.597          1.716            553,782
                                                       2006      1.464          1.597            542,246
                                                       2005      1.388          1.464            876,160
                                                       2004      1.243          1.388            644,715
                                                       2003      1.000          1.243            139,942

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.456          1.518          1,487,186
                                                       2010      1.228          1.456          1,607,970
                                                       2009      1.064          1.228          1,803,458
                                                       2008      1.485          1.064          2,060,106
                                                       2007      1.552          1.485          2,143,724
                                                       2006      1.348          1.552          2,301,091
                                                       2005      1.325          1.348          2,262,980
                                                       2004      1.215          1.325          1,814,737
                                                       2003      1.000          1.215            265,631

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.762          1.649            529,110
                                                       2010      1.404          1.762            640,878
                                                       2009      0.995          1.404            931,058
                                                       2008      1.760          0.995            712,714
                                                       2007      1.609          1.760          1,012,918
                                                       2006      1.506          1.609            704,307
                                                       2005      1.462          1.506            726,758
                                                       2004      1.334          1.462            588,175
                                                       2003      1.000          1.334             47,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.925          1.691            840,062
                                                       2010      1.806          1.925            947,057
                                                       2009      1.340          1.806          1,095,082
                                                       2008      2.287          1.340          1,288,407
                                                       2007      2.015          2.287          1,434,778
                                                       2006      1.687          2.015          1,459,522
                                                       2005      1.558          1.687          1,527,265
                                                       2004      1.337          1.558            940,538
                                                       2003      1.000          1.337            182,570

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.469          1.476            930,740
                                                       2010      1.198          1.469            926,504
                                                       2009      0.908          1.198            977,548
                                                       2008      1.555          0.908          1,155,285
                                                       2007      1.616          1.555          1,321,138

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.158          1.226            376,513
                                                       2010      1.050          1.158            392,605
                                                       2009      0.871          1.050            504,588
                                                       2008      1.362          0.871            481,115
                                                       2007      1.358          1.362            804,088

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.498          1.382            588,539
                                                       2010      1.307          1.498            311,817
                                                       2009      1.028          1.307            347,212
                                                       2008      1.648          1.028            340,472
                                                       2007      1.722          1.648            347,575

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.200          1.257                 --
                                                       2006      1.035          1.200             27,416
                                                       2005      0.977          1.035              2,641

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.327          1.364                 --
                                                       2006      1.202          1.327            665,070
                                                       2005      1.188          1.202            601,352
                                                       2004      1.114          1.188            503,393
                                                       2003      1.000          1.114             84,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.576          1.630                 --
                                                       2006      1.447          1.576          1,288,670
                                                       2005      1.343          1.447          1,345,775
                                                       2004      1.255          1.343          1,028,360
                                                       2003      1.000          1.255            454,608

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.591          1.601          3,349,072
                                                       2010      1.506          1.591          4,637,994

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.106          1.030          1,552,496
                                                       2010      0.915          1.106          1,164,583
                                                       2009      0.681          0.915          1,410,554
                                                       2008      1.079          0.681          1,654,478

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.880          0.836                 --
                                                       2008      1.563          0.880            640,456
                                                       2007      1.499          1.563            727,992

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.855          1.628            946,241
                                                       2010      1.693          1.855            995,566
                                                       2009      1.309          1.693          1,210,101
                                                       2008      2.310          1.309          1,266,452
                                                       2007      2.201          2.310             67,205

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.914          0.886          1,142,295
                                                       2010      0.850          0.914          1,867,475
                                                       2009      0.601          0.850          1,990,724
                                                       2008      1.132          0.601          1,893,499
                                                       2007      1.007          1.132          2,200,804
                                                       2006      0.994          1.007          1,749,738

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.479          1.471          3,608,642

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.559          1.371          1,092,693

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.449          1.474          3,488,992
                                                       2010      1.315          1.449          3,975,737
                                                       2009      1.076          1.315          3,529,247

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.270          1.135            546,870
                                                       2010      1.080          1.270            612,051
                                                       2009      0.859          1.080            642,109

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.043          1.025          5,482,238
                                                       2010      1.060          1.043          5,587,121
                                                       2009      1.074          1.060          6,098,592
                                                       2008      1.062          1.074          6,523,177
                                                       2007      1.028          1.062          3,332,432
                                                       2006      1.006          1.028          3,222,885

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.050          1.055            658,086
                                                       2010      0.973          1.050            744,405
                                                       2009      0.837          0.973            854,064
                                                       2008      1.096          0.837            849,720
                                                       2007      1.116          1.096            712,498

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.006          0.906          1,385,545
                                                       2010      0.882          1.006          1,039,092
                                                       2009      0.642          0.882          1,132,132
                                                       2008      1.098          0.642          1,117,678
                                                       2007      1.051          1.098          1,054,554
                                                       2006      0.996          1.051          1,062,073

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                 --
                                                       2005      0.987          0.998          3,371,576
                                                       2004      0.993          0.987          2,175,883
                                                       2003      1.000          0.993          1,310,823

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.331          1.391                 --
                                                       2005      1.291          1.331          1,202,517
                                                       2004      1.232          1.291            977,079
                                                       2003      1.000          1.232            129,937

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.850          2.014                 --
                                                       2005      1.650          1.850            462,868
                                                       2004      1.412          1.650            357,618
                                                       2003      1.000          1.412             74,860

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.022          1.060                 --
                                                       2006      1.008          1.022          1,632,476
                                                       2005      1.008          1.008          2,246,854
                                                       2004      0.995          1.008          1,261,234
                                                       2003      1.000          0.995            205,748

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.995          1.118                 --
                                                       2005      1.000          0.995             30,660
                                                       2004      1.025          1.000             31,257

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.163          1.236                 --
                                                       2005      1.140          1.163            753,340
                                                       2004      1.109          1.140            536,437
                                                       2003      1.000          1.109             63,211

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.314          1.342                 --
                                                       2010      1.226          1.314          2,223,383
                                                       2009      1.063          1.226          2,349,989
                                                       2008      1.091          1.063          2,636,593
                                                       2007      1.079          1.091          1,686,339

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.059          1.003            708,463
                                                       2010      0.986          1.059          1,032,157
                                                       2009      0.867          0.986          1,121,183
                                                       2008      1.307          0.867          1,130,419
                                                       2007      1.249          1.307          1,336,345
                                                       2006      1.085          1.249          1,114,381
                                                       2005      0.986          1.085            204,925

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.541          2.660            369,502
                                                       2010      3.116          3.541            423,735
                                                       2009      1.821          3.116            652,839
                                                       2008      4.443          1.821            675,821
                                                       2007      3.173          4.443            717,561
                                                       2006      2.381          3.173            508,661
                                                       2005      1.760          2.381            575,549
                                                       2004      1.509          1.760            267,349
                                                       2003      1.000          1.509             79,215

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.517          1.577          1,766,801
                                                       2010      1.294          1.517          2,265,325
                                                       2009      1.156          1.294          1,866,028
                                                       2008      1.691          1.156          2,352,893
                                                       2007      1.711          1.691          2,284,303
                                                       2006      1.425          1.711          2,301,665
                                                       2005      1.373          1.425          1,564,052
                                                       2004      1.204          1.373          1,181,065
                                                       2003      1.000          1.204            299,031

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.247          1.372                 --
                                                       2006      1.064          1.247                237
                                                       2005      0.978          1.064              3,262

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.579          2.004                 --
                                                       2005      1.490          1.579            103,994
                                                       2004      1.282          1.490             35,157
                                                       2003      1.000          1.282             15,086

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.462          1.563                 --
                                                       2010      1.285          1.462          1,541,083
                                                       2009      1.046          1.285          1,591,645
                                                       2008      1.622          1.046          2,383,927
                                                       2007      1.574          1.622          2,436,268
                                                       2006      1.376          1.574          2,099,244
                                                       2005      1.321          1.376          1,699,179
                                                       2004      1.211          1.321          1,430,389
                                                       2003      1.000          1.211            359,649

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.742          0.740                 --
                                                       2008      1.149          0.742            675,547
                                                       2007      1.145          1.149            799,868
                                                       2006      1.039          1.145            770,924
                                                       2005      0.996          1.039            424,905

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.341          1.437                 --
                                                       2009      0.852          1.341          3,645,973
                                                       2008      1.347          0.852          3,496,517
                                                       2007      1.298          1.347          4,157,348
                                                       2006      1.220          1.298          5,501,224
                                                       2005      1.220          1.220          5,408,568
                                                       2004      1.151          1.220          3,872,083
                                                       2003      1.000          1.151          1,442,853

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.746          0.714                 --
                                                       2008      1.261          0.746            992,279
                                                       2007      1.219          1.261            926,953
                                                       2006      1.084          1.219            624,147
                                                       2005      1.003          1.084             24,646

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.150          1.094          7,129,442
                                                       2010      1.020          1.150          7,392,952
                                                       2009      0.782          1.020         10,001,591
                                                       2008      1.225          0.782          9,454,379
                                                       2007      1.178          1.225          9,482,749
                                                       2006      1.064          1.178          8,057,740
                                                       2005      0.983          1.064            774,132

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.162          1.119          2,436,653
                                                       2010      1.037          1.162          2,815,655
                                                       2009      0.803          1.037          3,514,179
                                                       2008      1.185          0.803          3,257,139
                                                       2007      1.141          1.185          5,095,126
                                                       2006      1.049          1.141          3,302,385
                                                       2005      0.992          1.049            485,158

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.694          0.730                 --
                                                       2008      1.384          0.694            293,642
                                                       2007      1.311          1.384            409,758
                                                       2006      1.223          1.311            256,124
                                                       2005      1.205          1.223            399,679
                                                       2004      1.153          1.205            451,588
                                                       2003      1.000          1.153            207,501

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.229          1.123                 --
                                                       2008      2.280          1.229            361,746
                                                       2007      2.048          2.280            822,295
                                                       2006      1.699          2.048            875,229
                                                       2005      1.500          1.699            238,550
                                                       2004      1.288          1.500            147,231
                                                       2003      1.000          1.288             15,484

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.780          1.648            878,393
                                                       2010      1.536          1.780          1,320,447
                                                       2009      1.247          1.536          1,411,722
                                                       2008      1.915          1.247          1,617,083
                                                       2007      1.849          1.915          1,809,615
                                                       2006      1.675          1.849          1,762,922
                                                       2005      1.583          1.675          1,589,232
                                                       2004      1.322          1.583          1,276,978
                                                       2003      1.000          1.322            379,513

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.758          0.780                 --
                                                       2008      1.250          0.758            973,513
                                                       2007      1.176          1.250            615,178
                                                       2006      1.164          1.176            547,763
                                                       2005      1.094          1.164            453,749
                                                       2004      1.028          1.094            163,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      2.002          2.160            606,176
                                                       2010      1.584          2.002          1,040,392
                                                       2009      1.225          1.584            773,641
                                                       2008      2.021          1.225          1,196,569
                                                       2007      2.541          2.021            951,568
                                                       2006      1.894          2.541          1,380,663
                                                       2005      1.677          1.894          1,203,780
                                                       2004      1.260          1.677            993,392
                                                       2003      1.000          1.260            132,684

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.169          1.381                 --
                                                       2006      1.103          1.169            112,696
                                                       2005      1.072          1.103            305,991
                                                       2004      1.061          1.072            290,662

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.086          1.036                 --
                                                       2008      1.784          1.086            660,933
                                                       2007      1.955          1.784            781,263
                                                       2006      1.743          1.955            800,811
                                                       2005      1.595          1.743            822,610
                                                       2004      1.353          1.595            646,985
                                                       2003      1.000          1.353            302,247

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.428          1.516                 --
                                                       2005      1.429          1.428             88,448
                                                       2004      1.284          1.429             64,728
                                                       2003      1.000          1.284             14,393

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.122          1.186                 --
                                                       2008      1.292          1.122          2,920,242
                                                       2007      1.238          1.292          3,475,479
                                                       2006      1.185          1.238          3,169,392
                                                       2005      1.176          1.185          2,665,659
                                                       2004      1.088          1.176          1,486,400
                                                       2003      1.000          1.088            351,519

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.518          1.518                 --
                                                       2006      1.342          1.518            361,418
                                                       2005      1.304          1.342            406,893
                                                       2004      1.190          1.304            226,750
                                                       2003      1.000          1.190              7,885

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422           18,207
                                                       2005      1.278          1.364           23,303
                                                       2004      1.224          1.278           25,524
                                                       2003      1.000          1.224               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.712          1.691               --
                                                       2007      1.594          1.712           33,304
                                                       2006      1.462          1.594           50,642
                                                       2005      1.387          1.462           53,828
                                                       2004      1.243          1.387           57,583
                                                       2003      1.000          1.243               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.450          1.511           31,062
                                                       2010      1.224          1.450           18,341
                                                       2009      1.061          1.224           20,642
                                                       2008      1.481          1.061           27,260
                                                       2007      1.549          1.481           59,809
                                                       2006      1.346          1.549           69,139
                                                       2005      1.324          1.346           39,878
                                                       2004      1.214          1.324           38,579
                                                       2003      1.000          1.214               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.755          1.641           11,746
                                                       2010      1.400          1.755           27,201
                                                       2009      0.992          1.400           31,064
                                                       2008      1.756          0.992           33,690
                                                       2007      1.606          1.756           49,207
                                                       2006      1.504          1.606           52,914
                                                       2005      1.460          1.504           53,958
                                                       2004      1.333          1.460           56,976
                                                       2003      1.000          1.333               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.917          1.684              984
                                                       2010      1.800          1.917              987
                                                       2009      1.336          1.800            1,510
                                                       2008      2.281          1.336            9,765
                                                       2007      2.011          2.281           27,581
                                                       2006      1.685          2.011           40,952
                                                       2005      1.556          1.685           36,787
                                                       2004      1.336          1.556           42,048
                                                       2003      1.000          1.336               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.464          1.469            5,957
                                                       2010      1.194          1.464            6,187
                                                       2009      0.906          1.194            6,165
                                                       2008      1.551          0.906           13,135
                                                       2007      1.612          1.551            8,094

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.153          1.221            5,864
                                                       2010      1.047          1.153            5,882
                                                       2009      0.869          1.047            5,902
                                                       2008      1.359          0.869            7,477
                                                       2007      1.356          1.359           52,008

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.492          1.376            6,035
                                                       2010      1.302          1.492            9,080
                                                       2009      1.025          1.302           13,063
                                                       2008      1.644          1.025            3,191
                                                       2007      1.718          1.644            3,196

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.199          1.256               --
                                                       2006      1.035          1.199               --
                                                       2005      0.976          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.361               --
                                                       2006      1.201          1.325           53,215
                                                       2005      1.187          1.201           27,010
                                                       2004      1.113          1.187           33,077
                                                       2003      1.000          1.113            6,338

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573            7,605
                                                       2005      1.341          1.445            7,530
                                                       2004      1.255          1.341            6,964
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.585          1.594           42,847
                                                       2010      1.501          1.585           55,333

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.103          1.026           71,521
                                                       2010      0.913          1.103           53,698
                                                       2009      0.680          0.913           55,873
                                                       2008      1.077          0.680           70,366

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.878          0.833               --
                                                       2008      1.560          0.878            7,544
                                                       2007      1.496          1.560           11,730

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.847          1.621           34,707
                                                       2010      1.687          1.847           36,846
                                                       2009      1.305          1.687           34,464
                                                       2008      2.305          1.305           34,716
                                                       2007      2.197          2.305               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.912          0.884           21,859
                                                       2010      0.848          0.912           21,838
                                                       2009      0.601          0.848           28,698
                                                       2008      1.131          0.601           42,720
                                                       2007      1.007          1.131          102,727
                                                       2006      0.994          1.007          125,771

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.473          1.464           42,041

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.553          1.365           61,717

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.443          1.467          106,753
                                                       2010      1.311          1.443          178,038
                                                       2009      1.073          1.311          180,500

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.265          1.130            1,102
                                                       2010      1.076          1.265            1,105
                                                       2009      0.857          1.076            1,538

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.038          1.020           30,614
                                                       2010      1.057          1.038           33,546
                                                       2009      1.071          1.057           27,446
                                                       2008      1.059          1.071           21,460
                                                       2007      1.026          1.059          100,284
                                                       2006      1.005          1.026           83,497

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.048          1.052           14,681
                                                       2010      0.971          1.048           14,956
                                                       2009      0.835          0.971           36,117
                                                       2008      1.095          0.835           21,253
                                                       2007      1.115          1.095            9,667

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.003          0.903           31,119
                                                       2010      0.881          1.003           65,345
                                                       2009      0.641          0.881           73,125
                                                       2008      1.098          0.641           51,946
                                                       2007      1.051          1.098           78,291
                                                       2006      0.996          1.051           98,374

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.329          1.389               --
                                                       2005      1.290          1.329           60,268
                                                       2004      1.231          1.290           55,217
                                                       2003      1.000          1.231               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.848          2.010               --
                                                       2005      1.649          1.848           51,328
                                                       2004      1.411          1.649           51,797
                                                       2003      1.000          1.411               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.020          1.058               --
                                                       2006      1.007          1.020           11,563
                                                       2005      1.007          1.007          118,724
                                                       2004      0.994          1.007          122,795
                                                       2003      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994           15,081
                                                       2004      1.025          1.000           14,456

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           27,647
                                                       2004      1.109          1.139           27,650
                                                       2003      1.000          1.109               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.311          1.340               --
                                                       2010      1.225          1.311           20,800
                                                       2009      1.063          1.225           34,898
                                                       2008      1.091          1.063           10,384
                                                       2007      1.079          1.091            4,305

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.056          1.000              933
                                                       2010      0.984          1.056              922
                                                       2009      0.865          0.984           22,442
                                                       2008      1.305          0.865            1,353
                                                       2007      1.248          1.305            1,359
                                                       2006      1.084          1.248            1,396
                                                       2005      0.986          1.084            1,428

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.528          2.648           14,489
                                                       2010      3.105          3.528           16,802
                                                       2009      1.816          3.105           16,579
                                                       2008      4.432          1.816           17,082
                                                       2007      3.167          4.432           42,086
                                                       2006      2.378          3.167           46,947
                                                       2005      1.759          2.378           36,145
                                                       2004      1.508          1.759           30,854
                                                       2003      1.000          1.508               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.511          1.570           38,018
                                                       2010      1.290          1.511           28,258
                                                       2009      1.152          1.290           35,075
                                                       2008      1.687          1.152           69,232
                                                       2007      1.707          1.687          154,357
                                                       2006      1.423          1.707          160,395
                                                       2005      1.372          1.423          141,886
                                                       2004      1.203          1.372          137,696
                                                       2003      1.000          1.203               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246              690
                                                       2005      0.978          1.063              725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577           46,500
                                                       2004      1.281          1.488           48,358
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.456          1.556               --
                                                       2010      1.281          1.456           94,319
                                                       2009      1.043          1.281          104,214
                                                       2008      1.618          1.043          174,721
                                                       2007      1.571          1.618          249,920
                                                       2006      1.374          1.571          277,949
                                                       2005      1.320          1.374          278,498
                                                       2004      1.211          1.320          316,944
                                                       2003      1.000          1.211           19,153

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.741          0.739               --
                                                       2008      1.148          0.741           24,093
                                                       2007      1.144          1.148              740
                                                       2006      1.039          1.144              759
                                                       2005      0.996          1.039              750

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.337          1.432               --
                                                       2009      0.850          1.337           19,357
                                                       2008      1.344          0.850           23,949
                                                       2007      1.295          1.344           80,858
                                                       2006      1.218          1.295           91,419
                                                       2005      1.219          1.218           34,355
                                                       2004      1.151          1.219           36,953
                                                       2003      1.000          1.151               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.745          0.712               --
                                                       2008      1.259          0.745          179,685
                                                       2007      1.218          1.259          179,721
                                                       2006      1.083          1.218           95,854
                                                       2005      1.003          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.147          1.090          179,290
                                                       2010      1.017          1.147          179,402
                                                       2009      0.780          1.017          179,521
                                                       2008      1.223          0.780            9,358
                                                       2007      1.177          1.223           36,786
                                                       2006      1.063          1.177           36,852
                                                       2005      0.983          1.063           36,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.159          1.115          230,500
                                                       2010      1.035          1.159          238,696
                                                       2009      0.801          1.035          232,341
                                                       2008      1.184          0.801          197,971
                                                       2007      1.140          1.184          202,041
                                                       2006      1.049          1.140          209,284
                                                       2005      0.992          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.692          0.728               --
                                                       2008      1.381          0.692           27,780
                                                       2007      1.308          1.381           44,355
                                                       2006      1.221          1.308           45,692
                                                       2005      1.204          1.221           54,628
                                                       2004      1.152          1.204           52,133
                                                       2003      1.000          1.152               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.226          1.120               --
                                                       2008      2.274          1.226           45,621
                                                       2007      2.044          2.274           61,688
                                                       2006      1.697          2.044           63,076
                                                       2005      1.499          1.697               --
                                                       2004      1.288          1.499               --
                                                       2003      1.000          1.288               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.773          1.641           30,388
                                                       2010      1.531          1.773           43,003
                                                       2009      1.244          1.531           48,998
                                                       2008      1.911          1.244           92,836
                                                       2007      1.846          1.911          129,769
                                                       2006      1.673          1.846          132,285
                                                       2005      1.582          1.673          120,921
                                                       2004      1.322          1.582          122,363
                                                       2003      1.000          1.322           22,818

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.756          0.778               --
                                                       2008      1.248          0.756           30,381
                                                       2007      1.174          1.248           30,248
                                                       2006      1.163          1.174           29,887
                                                       2005      1.094          1.163            1,192
                                                       2004      1.028          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.994          2.151           23,912
                                                       2010      1.579          1.994           21,420
                                                       2009      1.221          1.579           21,948
                                                       2008      2.016          1.221           29,116
                                                       2007      2.536          2.016           55,366
                                                       2006      1.891          2.536           68,541
                                                       2005      1.675          1.891           38,753
                                                       2004      1.259          1.675           35,600
                                                       2003      1.000          1.259            5,553

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168           13,880
                                                       2005      1.072          1.102               --
                                                       2004      1.061          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.083          1.032               --
                                                       2008      1.780          1.083           48,013
                                                       2007      1.952          1.780           63,726
                                                       2006      1.740          1.952           77,871
                                                       2005      1.594          1.740           47,391
                                                       2004      1.353          1.594           50,819
                                                       2003      1.000          1.353            8,633

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426           24,396
                                                       2004      1.283          1.428           27,133
                                                       2003      1.000          1.283               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.118          1.182               --
                                                       2008      1.289          1.118          167,014
                                                       2007      1.236          1.289           96,345
                                                       2006      1.184          1.236          109,892
                                                       2005      1.175          1.184           96,801
                                                       2004      1.088          1.175           80,358
                                                       2003      1.000          1.088               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515           10,820
                                                       2005      1.303          1.340           11,860
                                                       2004      1.190          1.303           14,367
                                                       2003      1.000          1.190            5,983

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.337          1.424                --
                                                       2006      1.284          1.337           234,091
                                                       2005      1.204          1.284             1,955
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.550          1.530                --
                                                       2007      1.444          1.550            28,124
                                                       2006      1.325          1.444            28,289
                                                       2005      1.257          1.325             1,829
                                                       2004      1.127          1.257                --
                                                       2003      1.004          1.127                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.371          1.428           182,826
                                                       2010      1.157          1.371           245,469
                                                       2009      1.004          1.157           287,531
                                                       2008      1.402          1.004           318,438
                                                       2007      1.467          1.402           348,129
                                                       2006      1.276          1.467           300,256
                                                       2005      1.256          1.276            10,496
                                                       2004      1.152          1.256                --
                                                       2003      1.000          1.152                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.606          1.501            56,862
                                                       2010      1.281          1.606            76,607
                                                       2009      0.908          1.281            89,641
                                                       2008      1.608          0.908            76,528
                                                       2007      1.472          1.608            79,056
                                                       2006      1.379          1.472            96,327
                                                       2005      1.340          1.379             6,050
                                                       2004      1.224          1.340                --
                                                       2003      1.000          1.224                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.741          1.528           156,213
                                                       2010      1.635          1.741           241,331
                                                       2009      1.215          1.635           254,431
                                                       2008      2.074          1.215           248,667
                                                       2007      1.829          2.074           321,873
                                                       2006      1.534          1.829           310,295
                                                       2005      1.417          1.534             8,460
                                                       2004      1.217          1.417                --
                                                       2003      1.000          1.217                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.337          1.342            96,410
                                                       2010      1.092          1.337           104,456
                                                       2009      0.828          1.092           108,124
                                                       2008      1.420          0.828           130,991
                                                       2007      1.476          1.420           260,391

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.088          1.152            14,519
                                                       2010      0.988          1.088             6,235
                                                       2009      0.821          0.988            16,839
                                                       2008      1.285          0.821            98,121
                                                       2007      1.282          1.285           100,326

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.346          1.240            20,391
                                                       2010      1.175          1.346            23,302
                                                       2009      0.925          1.175            24,056
                                                       2008      1.485          0.925            26,190
                                                       2007      1.553          1.485           156,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.198          1.254                --
                                                       2006      1.035          1.198           202,269
                                                       2005      0.976          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.253          1.287                --
                                                       2006      1.136          1.253            18,264
                                                       2005      1.124          1.136             6,758
                                                       2004      1.054          1.124                --
                                                       2003      1.000          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.440          1.489                --
                                                       2006      1.324          1.440           203,748
                                                       2005      1.229          1.324            13,923
                                                       2004      1.151          1.229                --
                                                       2003      1.000          1.151                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.579          1.587            45,534
                                                       2010      1.496          1.579            47,079

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.100          1.023            34,193
                                                       2010      0.911          1.100            76,744
                                                       2009      0.678          0.911            89,891
                                                       2008      1.075          0.678           121,130

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.825          0.783                --
                                                       2008      1.466          0.825            94,781
                                                       2007      1.406          1.466           244,979

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.686          1.479            27,589
                                                       2010      1.541          1.686            30,720
                                                       2009      1.193          1.541            41,457
                                                       2008      2.107          1.193            20,278
                                                       2007      2.009          2.107               516

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.910          0.881           228,179
                                                       2010      0.847          0.910           288,192
                                                       2009      0.600          0.847           322,673
                                                       2008      1.130          0.600           303,219
                                                       2007      1.007          1.130           345,791
                                                       2006      0.994          1.007           336,725

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.433          1.424           430,893

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.448          1.272            66,004

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.438          1.461           391,601
                                                       2010      1.307          1.438           286,931
                                                       2009      1.070          1.307           149,727

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.187          1.061            75,784
                                                       2010      1.011          1.187            94,699
                                                       2009      0.805          1.011            96,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.036          1.018           483,466
                                                       2010      1.055          1.036           678,570
                                                       2009      1.069          1.055           784,752
                                                       2008      1.059          1.069           631,296
                                                       2007      1.026          1.059           490,084
                                                       2006      1.005          1.026           470,063

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.045          1.049            62,873
                                                       2010      0.969          1.045            58,227
                                                       2009      0.834          0.969            58,157
                                                       2008      1.094          0.834            27,662
                                                       2007      1.114          1.094            24,400

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.001          0.900           146,175
                                                       2010      0.879          1.001           148,074
                                                       2009      0.640          0.879           155,491
                                                       2008      1.097          0.640           142,258
                                                       2007      1.050          1.097           303,343
                                                       2006      0.996          1.050           268,291

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997            17,086
                                                       2004      0.994          0.986                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.244          1.299                --
                                                       2005      1.207          1.244            26,392
                                                       2004      1.153          1.207                --
                                                       2003      1.000          1.153                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.659          1.804                --
                                                       2005      1.481          1.659            23,249
                                                       2004      1.268          1.481                --
                                                       2003      1.000          1.268                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.009          1.045                --
                                                       2006      0.995          1.009            18,690
                                                       2005      0.996          0.995             8,356
                                                       2004      0.984          0.996                --
                                                       2003      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.115                --
                                                       2005      1.000          0.994               336
                                                       2004      1.024          1.000                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.095          1.162                --
                                                       2005      1.074          1.095             4,284
                                                       2004      1.046          1.074                --
                                                       2003      1.000          1.046                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.309          1.337                --
                                                       2010      1.224          1.309           207,883
                                                       2009      1.062          1.224            49,847
                                                       2008      1.091          1.062            52,355
                                                       2007      1.079          1.091            17,902

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.053          0.996           100,014
                                                       2010      0.981          1.053           108,327
                                                       2009      0.863          0.981           233,168
                                                       2008      1.303          0.863           225,447
                                                       2007      1.247          1.303           225,978
                                                       2006      1.084          1.247           108,993
                                                       2005      0.986          1.084            36,305

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.206          2.405            34,286
                                                       2010      2.823          3.206            38,813
                                                       2009      1.652          2.823            47,958
                                                       2008      4.034          1.652            48,134
                                                       2007      2.884          4.034            58,009
                                                       2006      2.167          2.884            33,649
                                                       2005      1.603          2.167            11,279
                                                       2004      1.375          1.603                --
                                                       2003      1.000          1.375                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.393          1.447            59,172
                                                       2010      1.190          1.393            59,089
                                                       2009      1.064          1.190            59,703
                                                       2008      1.558          1.064            38,810
                                                       2007      1.578          1.558            59,449
                                                       2006      1.315          1.578            28,582
                                                       2005      1.269          1.315            15,684
                                                       2004      1.114          1.269                --
                                                       2003      1.000          1.114                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.245          1.368                --
                                                       2006      1.063          1.245             1,540
                                                       2005      0.978          1.063                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.469          1.863                --
                                                       2005      1.387          1.469                --
                                                       2004      1.195          1.387                --
                                                       2003      0.990          1.195                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.358          1.452                --
                                                       2010      1.195          1.358            82,194
                                                       2009      0.974          1.195           102,006
                                                       2008      1.511          0.974           101,742
                                                       2007      1.468          1.511           135,885
                                                       2006      1.285          1.468            29,543
                                                       2005      1.235          1.285             2,974
                                                       2004      1.133          1.235                --
                                                       2003      1.000          1.133                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.740          0.737                --
                                                       2008      1.146          0.740           115,250
                                                       2007      1.143          1.146           123,198
                                                       2006      1.039          1.143           128,463
                                                       2005      0.996          1.039            16,646

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.254          1.343                --
                                                       2009      0.798          1.254            28,977
                                                       2008      1.262          0.798            14,471
                                                       2007      1.217          1.262            31,380
                                                       2006      1.145          1.217            48,781
                                                       2005      1.146          1.145            22,845
                                                       2004      1.083          1.146                --
                                                       2003      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.743          0.711                --
                                                       2008      1.257          0.743           199,365
                                                       2007      1.217          1.257           282,159
                                                       2006      1.083          1.217           300,634
                                                       2005      1.003          1.083            53,246

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.144          1.087           651,752
                                                       2010      1.015          1.144           654,301
                                                       2009      0.779          1.015           804,301
                                                       2008      1.222          0.779           770,847
                                                       2007      1.176          1.222           856,805
                                                       2006      1.063          1.176           922,490
                                                       2005      0.983          1.063           195,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.155          1.111         1,593,132
                                                       2010      1.032          1.155         1,815,354
                                                       2009      0.800          1.032         2,037,841
                                                       2008      1.182          0.800         2,021,598
                                                       2007      1.139          1.182         2,233,778
                                                       2006      1.048          1.139         1,302,076
                                                       2005      0.992          1.048           236,206

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.652          0.685                --
                                                       2008      1.301          0.652            43,672
                                                       2007      1.233          1.301           202,289
                                                       2006      1.152          1.233           202,744
                                                       2005      1.136          1.152                --
                                                       2004      1.088          1.136                --
                                                       2003      1.000          1.088                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.139          1.040                --
                                                       2008      2.114          1.139            29,087
                                                       2007      1.901          2.114            84,997
                                                       2006      1.579          1.901            85,443
                                                       2005      1.396          1.579             2,956
                                                       2004      1.200          1.396                --
                                                       2003      0.996          1.200                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.608          1.487            27,400
                                                       2010      1.389          1.608            32,235
                                                       2009      1.129          1.389            27,328
                                                       2008      1.735          1.129            76,568
                                                       2007      1.677          1.735            43,555
                                                       2006      1.521          1.677            33,190
                                                       2005      1.438          1.521            16,241
                                                       2004      1.203          1.438                --
                                                       2003      1.000          1.203                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.754          0.776                --
                                                       2008      1.245          0.754            51,378
                                                       2007      1.173          1.245            53,877
                                                       2006      1.162          1.173            47,899
                                                       2005      1.093          1.162             9,497
                                                       2004      1.028          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.914          2.064            27,884
                                                       2010      1.516          1.914            29,613
                                                       2009      1.174          1.516            27,792
                                                       2008      1.938          1.174            42,970
                                                       2007      2.440          1.938            58,093
                                                       2006      1.820          2.440            17,966
                                                       2005      1.613          1.820            11,105
                                                       2004      1.213          1.613                --
                                                       2003      1.000          1.213                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.376                --
                                                       2006      1.101          1.166            17,599
                                                       2005      1.072          1.101            15,215
                                                       2004      1.061          1.072                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.966          0.921                --
                                                       2008      1.589          0.966           180,059
                                                       2007      1.743          1.589           158,177
                                                       2006      1.555          1.743           163,412
                                                       2005      1.425          1.555            31,310
                                                       2004      1.210          1.425                --
                                                       2003      1.000          1.210                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.304          1.384                --
                                                       2005      1.307          1.304                --
                                                       2004      1.175          1.307                --
                                                       2003      1.000          1.175                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.073          1.134                --
                                                       2008      1.237          1.073           156,467
                                                       2007      1.187          1.237           117,535
                                                       2006      1.138          1.187            87,342
                                                       2005      1.130          1.138            26,269
                                                       2004      1.046          1.130                --
                                                       2003      1.000          1.046                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.425          1.424                --
                                                       2006      1.261          1.425            93,398
                                                       2005      1.227          1.261            43,710
                                                       2004      1.121          1.227                --
                                                       2003      0.993          1.121                --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.414          1.506                --
                                                       2006      1.359          1.414           327,497
                                                       2005      1.275          1.359           361,520
                                                       2004      1.222          1.275           282,277
                                                       2003      1.000          1.222            89,198

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.700          1.678                --
                                                       2007      1.586          1.700           164,740
                                                       2006      1.456          1.586           186,705
                                                       2005      1.383          1.456           230,169
                                                       2004      1.241          1.383           203,216
                                                       2003      1.000          1.241            66,821

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.434          1.491           718,598
                                                       2010      1.211          1.434           756,580
                                                       2009      1.052          1.211           824,397
                                                       2008      1.471          1.052           978,618
                                                       2007      1.541          1.471         1,070,892
                                                       2006      1.341          1.541         1,145,616
                                                       2005      1.321          1.341         1,064,298
                                                       2004      1.213          1.321           785,302
                                                       2003      1.000          1.213           167,501

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.735          1.620           284,890
                                                       2010      1.386          1.735           376,756
                                                       2009      0.984          1.386           416,354
                                                       2008      1.743          0.984           316,065
                                                       2007      1.598          1.743           349,576
                                                       2006      1.498          1.598           351,383
                                                       2005      1.457          1.498           361,523
                                                       2004      1.332          1.457           306,613
                                                       2003      1.000          1.332            39,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.895          1.662           743,191
                                                       2010      1.782          1.895           771,223
                                                       2009      1.325          1.782           611,549
                                                       2008      2.266          1.325           683,896
                                                       2007      2.000          2.266           750,294
                                                       2006      1.678          2.000           719,754
                                                       2005      1.553          1.678           597,349
                                                       2004      1.335          1.553           446,903
                                                       2003      1.000          1.335            49,584

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.447          1.450           290,200
                                                       2010      1.183          1.447           318,358
                                                       2009      0.898          1.183           567,575
                                                       2008      1.540          0.898           568,326
                                                       2007      1.603          1.540           638,874

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.140          1.205           119,021
                                                       2010      1.036          1.140            98,536
                                                       2009      0.861          1.036           106,270
                                                       2008      1.350          0.861           140,490
                                                       2007      1.348          1.350           167,355

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.475          1.358            37,918
                                                       2010      1.289          1.475            24,528
                                                       2009      1.016          1.289            77,694
                                                       2008      1.633          1.016            84,840
                                                       2007      1.708          1.633           102,357

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.196          1.252                --
                                                       2006      1.034          1.196           104,615
                                                       2005      0.976          1.034                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.317          1.353                --
                                                       2006      1.196          1.317           180,745
                                                       2005      1.184          1.196           148,382
                                                       2004      1.112          1.184           251,830
                                                       2003      1.000          1.112           160,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.564          1.617                --
                                                       2006      1.440          1.564           666,433
                                                       2005      1.338          1.440           538,778
                                                       2004      1.254          1.338           502,512
                                                       2003      1.000          1.254            67,961

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.567          1.573           682,473
                                                       2010      1.486          1.567         1,050,209

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.093          1.016           442,557
                                                       2010      0.907          1.093           705,602
                                                       2009      0.676          0.907           708,664
                                                       2008      1.072          0.676           773,187

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.870          0.826                --
                                                       2008      1.549          0.870           293,601
                                                       2007      1.487          1.549           319,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.826          1.600           282,332
                                                       2010      1.671          1.826           283,229
                                                       2009      1.294          1.671           291,236
                                                       2008      2.289          1.294           351,642
                                                       2007      2.184          2.289            13,979

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.905          0.876           385,994
                                                       2010      0.843          0.905           409,823
                                                       2009      0.598          0.843           417,458
                                                       2008      1.128          0.598           480,193
                                                       2007      1.006          1.128           486,031
                                                       2006      0.994          1.006           542,294

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.455          1.446         1,493,523

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.535          1.347           508,263

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.427          1.449         1,145,450
                                                       2010      1.298          1.427         1,149,453
                                                       2009      1.064          1.298         1,372,955

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.251          1.116           225,571
                                                       2010      1.066          1.251           300,125
                                                       2009      0.849          1.066           375,109

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.027          1.007         1,353,079
                                                       2010      1.046          1.027         1,614,808
                                                       2009      1.062          1.046         2,112,368
                                                       2008      1.052          1.062         2,195,577
                                                       2007      1.021          1.052         2,971,678
                                                       2006      1.000          1.021           615,879

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.041          1.043           283,598
                                                       2010      0.966          1.041           395,524
                                                       2009      0.832          0.966           471,387
                                                       2008      1.092          0.832           325,782
                                                       2007      1.113          1.092           379,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.996          0.895           298,125
                                                       2010      0.876          0.996           389,922
                                                       2009      0.639          0.876           444,525
                                                       2008      1.095          0.639           460,256
                                                       2007      1.050          1.095           540,380
                                                       2006      0.996          1.050           564,307

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           972,281
                                                       2004      0.992          0.983           952,069
                                                       2003      1.000          0.992            45,977

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.324          1.383                --
                                                       2005      1.287          1.324           387,799
                                                       2004      1.230          1.287           306,622
                                                       2003      1.000          1.230           122,370

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.841          2.002                --
                                                       2005      1.645          1.841           280,567
                                                       2004      1.410          1.645           202,052
                                                       2003      1.000          1.410            88,681

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.015          1.050                --
                                                       2006      1.003          1.015         1,592,557
                                                       2005      1.004          1.003         1,712,551
                                                       2004      0.993          1.004         1,096,034
                                                       2003      1.000          0.993           227,042

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992            85,470
                                                       2004      1.024          0.999            75,857

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.157          1.227                --
                                                       2005      1.137          1.157           932,722
                                                       2004      1.108          1.137           544,931
                                                       2003      1.000          1.108            82,628

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.305          1.333                --
                                                       2010      1.221          1.305         1,053,803
                                                       2009      1.061          1.221         1,187,568
                                                       2008      1.091          1.061         1,576,090
                                                       2007      1.079          1.091         1,565,840

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.047          0.990           501,939
                                                       2010      0.977          1.047           522,259
                                                       2009      0.860          0.977           679,881
                                                       2008      1.299          0.860           664,992
                                                       2007      1.245          1.299           733,448
                                                       2006      1.083          1.245           494,856
                                                       2005      0.986          1.083            94,811

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.488          2.614           191,269
                                                       2010      3.075          3.488           243,922
                                                       2009      1.801          3.075           267,340
                                                       2008      4.402          1.801           345,283
                                                       2007      3.149          4.402           438,934
                                                       2006      2.369          3.149           414,667
                                                       2005      1.754          2.369           276,538
                                                       2004      1.507          1.754           179,124
                                                       2003      1.000          1.507             8,128

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.494          1.550           660,307
                                                       2010      1.277          1.494           700,827
                                                       2009      1.143          1.277           742,961
                                                       2008      1.675          1.143           893,558
                                                       2007      1.698          1.675           971,957
                                                       2006      1.417          1.698         1,067,144
                                                       2005      1.369          1.417         1,008,460
                                                       2004      1.202          1.369           838,307
                                                       2003      1.000          1.202           198,090

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243            22,701
                                                       2005      0.978          1.062             2,020

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.571          1.990                --
                                                       2005      1.485          1.571             4,135
                                                       2004      1.280          1.485                --
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.440          1.538                --
                                                       2010      1.268          1.440           604,327
                                                       2009      1.035          1.268           710,132
                                                       2008      1.606          1.035           853,371
                                                       2007      1.563          1.606         1,097,326
                                                       2006      1.369          1.563           802,207
                                                       2005      1.317          1.369           843,294
                                                       2004      1.210          1.317           580,540
                                                       2003      1.000          1.210           238,151

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.737          0.734                --
                                                       2008      1.143          0.737           336,847
                                                       2007      1.141          1.143           551,469
                                                       2006      1.038          1.141           403,249
                                                       2005      0.996          1.038           197,578

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.323          1.417                --
                                                       2009      0.843          1.323           728,296
                                                       2008      1.335          0.843           575,298
                                                       2007      1.288          1.335           891,816
                                                       2006      1.213          1.288         1,120,451
                                                       2005      1.216          1.213         1,842,181
                                                       2004      1.150          1.216         3,105,686
                                                       2003      1.000          1.150         2,100,182

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.741          0.708                --
                                                       2008      1.254          0.741            49,681
                                                       2007      1.215          1.254           206,426
                                                       2006      1.082          1.215           205,926
                                                       2005      1.003          1.082             5,110

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.137          1.079         1,690,790
                                                       2010      1.010          1.137         2,305,243
                                                       2009      0.776          1.010         2,370,228
                                                       2008      1.218          0.776         2,468,934
                                                       2007      1.174          1.218         2,094,299
                                                       2006      1.062          1.174         1,633,294
                                                       2005      0.983          1.062           103,266

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.149          1.103         2,259,111
                                                       2010      1.028          1.149         2,211,343
                                                       2009      0.797          1.028         2,250,870
                                                       2008      1.179          0.797         2,664,654
                                                       2007      1.137          1.179         2,421,606
                                                       2006      1.047          1.137         2,309,838
                                                       2005      0.992          1.047           848,643

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.686          0.721                --
                                                       2008      1.371          0.686           188,327
                                                       2007      1.301          1.371           135,467
                                                       2006      1.216          1.301           146,684
                                                       2005      1.201          1.216           128,424
                                                       2004      1.151          1.201           162,070
                                                       2003      1.000          1.151            40,133

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.216          1.110                --
                                                       2008      2.258          1.216           168,499
                                                       2007      2.033          2.258           198,016
                                                       2006      1.690          2.033           219,305
                                                       2005      1.495          1.690            80,209
                                                       2004      1.287          1.495            35,270
                                                       2003      1.000          1.287            12,714

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.753          1.620           273,080
                                                       2010      1.516          1.753           327,642
                                                       2009      1.233          1.516           349,051
                                                       2008      1.897          1.233           471,036
                                                       2007      1.836          1.897           726,840
                                                       2006      1.666          1.836           840,461
                                                       2005      1.578          1.666           791,734
                                                       2004      1.321          1.578           630,601
                                                       2003      1.000          1.321           110,132

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.751          0.772                --
                                                       2008      1.241          0.751           429,533
                                                       2007      1.170          1.241           454,023
                                                       2006      1.160          1.170           622,217
                                                       2005      1.092          1.160           463,167
                                                       2004      1.028          1.092           336,722

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.972          2.123           226,686
                                                       2010      1.563          1.972           239,153
                                                       2009      1.211          1.563           239,532
                                                       2008      2.002          1.211           312,925
                                                       2007      2.523          2.002           370,138
                                                       2006      1.884          2.523           388,472
                                                       2005      1.671          1.884           320,451
                                                       2004      1.258          1.671           192,854
                                                       2003      1.000          1.258            50,693

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163           199,644
                                                       2005      1.071          1.099           136,830
                                                       2004      1.061          1.071           106,006

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.073          1.023                --
                                                       2008      1.768          1.073           262,734
                                                       2007      1.941          1.768           471,484
                                                       2006      1.733          1.941           417,892
                                                       2005      1.590          1.733           291,971
                                                       2004      1.352          1.590           215,148
                                                       2003      1.000          1.352            37,413

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.421          1.507                --
                                                       2005      1.424          1.421            85,470
                                                       2004      1.282          1.424            69,632
                                                       2003      1.000          1.282             9,513

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.109          1.172                --
                                                       2008      1.280          1.109           951,420
                                                       2007      1.229          1.280         1,028,154
                                                       2006      1.179          1.229         1,042,509
                                                       2005      1.172          1.179         1,063,125
                                                       2004      1.087          1.172           860,397
                                                       2003      1.000          1.087           245,507

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.507          1.504                --
                                                       2006      1.335          1.507           432,967
                                                       2005      1.299          1.335           396,941
                                                       2004      1.189          1.299           268,732
                                                       2003      1.000          1.189            47,193

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.502                 --
                                                       2006      1.357          1.411          2,055,041
                                                       2005      1.274          1.357          2,224,026
                                                       2004      1.222          1.274          1,379,043
                                                       2003      1.000          1.222            457,651

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.696          1.674                 --
                                                       2007      1.583          1.696            516,627
                                                       2006      1.454          1.583            628,478
                                                       2005      1.382          1.454            691,370
                                                       2004      1.241          1.382            698,870
                                                       2003      1.000          1.241            262,226

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.428          1.485          1,685,048
                                                       2010      1.207          1.428          2,002,862
                                                       2009      1.049          1.207          2,180,341
                                                       2008      1.467          1.049          2,524,197
                                                       2007      1.538          1.467          3,244,636
                                                       2006      1.339          1.538          3,888,300
                                                       2005      1.320          1.339          4,156,560
                                                       2004      1.213          1.320          3,040,138
                                                       2003      1.000          1.213            659,510

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.728          1.613          1,162,653
                                                       2010      1.381          1.728          1,281,787
                                                       2009      0.981          1.381          1,537,321
                                                       2008      1.739          0.981          1,275,524
                                                       2007      1.594          1.739          1,477,143
                                                       2006      1.496          1.594          1,720,773
                                                       2005      1.455          1.496          1,750,655
                                                       2004      1.331          1.455          1,217,084
                                                       2003      1.000          1.331            415,709

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.888          1.655          1,916,960
                                                       2010      1.776          1.888          2,137,164
                                                       2009      1.321          1.776          2,311,954
                                                       2008      2.260          1.321          2,701,843
                                                       2007      1.996          2.260          3,144,559
                                                       2006      1.676          1.996          3,558,027
                                                       2005      1.551          1.676          3,434,860
                                                       2004      1.334          1.551          1,581,727
                                                       2003      1.000          1.334            268,751

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.441          1.444          1,194,931
                                                       2010      1.178          1.441          1,358,390
                                                       2009      0.895          1.178          1,432,095
                                                       2008      1.537          0.895          1,571,031
                                                       2007      1.599          1.537          1,821,312

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.136          1.200            416,216
                                                       2010      1.033          1.136            443,997
                                                       2009      0.859          1.033            474,248
                                                       2008      1.346          0.859            730,036
                                                       2007      1.345          1.346            736,320

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.470          1.352          1,190,370
                                                       2010      1.285          1.470          1,288,932
                                                       2009      1.013          1.285          1,386,700
                                                       2008      1.629          1.013          1,575,642
                                                       2007      1.705          1.629          1,681,030

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.194          1.250                 --
                                                       2006      1.033          1.194             14,421
                                                       2005      0.976          1.033                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                 --
                                                       2006      1.194          1.315            769,299
                                                       2005      1.183          1.194            787,225
                                                       2004      1.112          1.183            680,110
                                                       2003      1.000          1.112            536,906

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.561          1.614                 --
                                                       2006      1.438          1.561          2,068,612
                                                       2005      1.337          1.438          2,138,908
                                                       2004      1.253          1.337          1,614,907
                                                       2003      1.000          1.253            474,098

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.561          1.567          2,728,963
                                                       2010      1.481          1.561          3,271,656

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.090          1.013          1,694,566
                                                       2010      0.905          1.090          1,901,482
                                                       2009      0.675          0.905          1,947,311
                                                       2008      1.071          0.675          2,449,277

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.868          0.824                 --
                                                       2008      1.545          0.868          1,573,174
                                                       2007      1.484          1.545          1,606,366

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.819          1.593          1,712,926
                                                       2010      1.665          1.819          1,992,980
                                                       2009      1.291          1.665          2,268,150
                                                       2008      2.283          1.291          2,530,223
                                                       2007      2.179          2.283            453,602

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.903          0.874          1,363,527
                                                       2010      0.842          0.903          1,957,938
                                                       2009      0.597          0.842          2,213,566
                                                       2008      1.127          0.597          2,130,410
                                                       2007      1.006          1.127          1,908,606
                                                       2006      0.994          1.006          1,742,400

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.449          1.439         11,964,581

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.528          1.341          2,394,654

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.422          1.442          8,390,112
                                                       2010      1.294          1.422          9,699,285
                                                       2009      1.060          1.294          6,183,121

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.246          1.111          1,124,054
                                                       2010      1.062          1.246          1,198,533
                                                       2009      0.847          1.062          1,405,135

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.023          1.003         11,956,896
                                                       2010      1.043          1.023         13,426,853
                                                       2009      1.059          1.043         14,243,930
                                                       2008      1.050          1.059         18,801,252
                                                       2007      1.019          1.050         12,184,273
                                                       2006      0.999          1.019         10,459,881

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.038          1.040            924,971
                                                       2010      0.964          1.038          1,546,348
                                                       2009      0.831          0.964          1,644,787
                                                       2008      1.091          0.831          1,612,912
                                                       2007      1.113          1.091          1,570,181

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.994          0.893          1,664,735
                                                       2010      0.874          0.994          2,059,785
                                                       2009      0.638          0.874          2,448,440
                                                       2008      1.094          0.638          2,729,469
                                                       2007      1.049          1.094          3,340,173
                                                       2006      0.996          1.049          4,187,441

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          7,226,300
                                                       2004      0.992          0.982          4,485,077
                                                       2003      1.000          0.992            950,414

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.380                 --
                                                       2005      1.286          1.322          1,244,186
                                                       2004      1.230          1.286          1,128,190
                                                       2003      1.000          1.230            190,113

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.838          1.998                 --
                                                       2005      1.643          1.838          2,125,078
                                                       2004      1.409          1.643          1,441,373
                                                       2003      1.000          1.409            213,316

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.013          1.048                 --
                                                       2006      1.001          1.013          3,525,132
                                                       2005      1.003          1.001          3,084,313
                                                       2004      0.993          1.003          2,367,795
                                                       2003      1.000          0.993            653,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                 --
                                                       2005      0.998          0.991            440,887
                                                       2004      1.024          0.998            389,201

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                 --
                                                       2005      1.135          1.155          1,323,683
                                                       2004      1.107          1.135            656,659
                                                       2003      1.000          1.107            127,183

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.303          1.330                 --
                                                       2010      1.220          1.303          3,289,317
                                                       2009      1.060          1.220          3,142,616
                                                       2008      1.091          1.060          3,900,533
                                                       2007      1.079          1.091          3,647,522

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.044          0.986          1,046,935
                                                       2010      0.974          1.044          1,138,423
                                                       2009      0.858          0.974          1,187,053
                                                       2008      1.297          0.858          1,181,606
                                                       2007      1.244          1.297          1,223,178
                                                       2006      1.082          1.244          1,041,633
                                                       2005      0.986          1.082            335,006

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.474          2.602            652,124
                                                       2010      3.064          3.474            841,582
                                                       2009      1.795          3.064            986,020
                                                       2008      4.391          1.795            867,488
                                                       2007      3.143          4.391          1,101,635
                                                       2006      2.365          3.143          1,460,549
                                                       2005      1.753          2.365          1,544,086
                                                       2004      1.506          1.753            907,499
                                                       2003      1.000          1.506            192,511

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.488          1.543          1,412,201
                                                       2010      1.272          1.488          1,631,634
                                                       2009      1.139          1.272          1,781,568
                                                       2008      1.671          1.139          2,018,222
                                                       2007      1.695          1.671          2,493,912
                                                       2006      1.415          1.695          2,760,344
                                                       2005      1.367          1.415          2,814,100
                                                       2004      1.202          1.367          2,297,805
                                                       2003      1.000          1.202            693,010

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.242          1.363                 --
                                                       2006      1.062          1.242             43,306
                                                       2005      0.978          1.062              1,125

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.568          1.986                 --
                                                       2005      1.483          1.568            119,916
                                                       2004      1.280          1.483            110,510
                                                       2003      1.000          1.280             54,605

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.434          1.532                 --
                                                       2010      1.264          1.434          2,992,877
                                                       2009      1.031          1.264          3,333,577
                                                       2008      1.603          1.031          3,827,404
                                                       2007      1.560          1.603          4,356,910
                                                       2006      1.367          1.560          3,604,902
                                                       2005      1.316          1.367          3,943,636
                                                       2004      1.209          1.316          2,893,099
                                                       2003      1.000          1.209            775,211

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.735          0.733                 --
                                                       2008      1.141          0.735            240,180
                                                       2007      1.140          1.141            260,950
                                                       2006      1.037          1.140            215,794
                                                       2005      0.996          1.037            109,870

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.319          1.412                 --
                                                       2009      0.840          1.319          7,062,089
                                                       2008      1.332          0.840          7,511,390
                                                       2007      1.286          1.332          3,514,493
                                                       2006      1.211          1.286          4,114,555
                                                       2005      1.215          1.211          4,455,980
                                                       2004      1.149          1.215          7,923,791
                                                       2003      1.000          1.149          1,273,703

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.739          0.706                 --
                                                       2008      1.252          0.739            404,216
                                                       2007      1.214          1.252            456,258
                                                       2006      1.081          1.214            368,555
                                                       2005      1.003          1.081            124,656

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.134          1.076          1,647,681
                                                       2010      1.008          1.134          1,905,892
                                                       2009      0.774          1.008          2,164,920
                                                       2008      1.217          0.774          1,868,392
                                                       2007      1.173          1.217          4,845,071
                                                       2006      1.062          1.173          1,470,890
                                                       2005      0.983          1.062            679,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.145          1.100          4,476,623
                                                       2010      1.025          1.145          4,423,472
                                                       2009      0.795          1.025          5,477,304
                                                       2008      1.177          0.795          4,200,524
                                                       2007      1.136          1.177          6,554,339
                                                       2006      1.047          1.136          3,105,213
                                                       2005      0.992          1.047          1,142,980

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.684          0.719                 --
                                                       2008      1.368          0.684            651,858
                                                       2007      1.299          1.368            731,570
                                                       2006      1.215          1.299            743,218
                                                       2005      1.200          1.215            763,692
                                                       2004      1.151          1.200            678,155
                                                       2003      1.000          1.151            416,726

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.212          1.106                 --
                                                       2008      2.253          1.212            552,689
                                                       2007      2.029          2.253            800,132
                                                       2006      1.687          2.029            765,166
                                                       2005      1.494          1.687            502,252
                                                       2004      1.286          1.494            393,706
                                                       2003      1.000          1.286            101,774

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.746          1.613          1,149,552
                                                       2010      1.510          1.746          1,276,191
                                                       2009      1.230          1.510          1,415,860
                                                       2008      1.893          1.230          1,634,447
                                                       2007      1.832          1.893          1,999,819
                                                       2006      1.664          1.832          2,231,698
                                                       2005      1.576          1.664          2,408,539
                                                       2004      1.320          1.576          1,843,760
                                                       2003      1.000          1.320            643,140

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.749          0.770                 --
                                                       2008      1.238          0.749          1,202,205
                                                       2007      1.168          1.238          1,342,029
                                                       2006      1.159          1.168          1,492,361
                                                       2005      1.092          1.159          1,473,770
                                                       2004      1.028          1.092            966,349

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.964          2.114            868,741
                                                       2010      1.558          1.964            994,346
                                                       2009      1.208          1.558          1,105,654
                                                       2008      1.997          1.208          1,143,449
                                                       2007      2.518          1.997          1,374,436
                                                       2006      1.881          2.518          1,749,298
                                                       2005      1.670          1.881          1,657,334
                                                       2004      1.258          1.670          1,312,633
                                                       2003      1.000          1.258            417,411

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.368                 --
                                                       2006      1.098          1.161            596,075
                                                       2005      1.070          1.098            687,465
                                                       2004      1.061          1.070            467,677

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.070          1.020                 --
                                                       2008      1.763          1.070            966,291
                                                       2007      1.938          1.763          1,117,607
                                                       2006      1.731          1.938          1,368,416
                                                       2005      1.588          1.731          1,250,254
                                                       2004      1.351          1.588            970,897
                                                       2003      1.000          1.351            272,373

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                 --
                                                       2005      1.423          1.419            304,772
                                                       2004      1.282          1.423            333,659
                                                       2003      1.000          1.282            156,799

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.106          1.168                 --
                                                       2008      1.277          1.106          4,536,704
                                                       2007      1.227          1.277          4,848,067
                                                       2006      1.177          1.227          5,869,920
                                                       2005      1.171          1.177          6,248,331
                                                       2004      1.086          1.171          3,580,133
                                                       2003      1.000          1.086            723,434

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.504          1.500                 --
                                                       2006      1.333          1.504          2,514,567
                                                       2005      1.298          1.333          2,587,296
                                                       2004      1.188          1.298          1,509,937
                                                       2003      1.000          1.188            188,297

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.328          1.413               --
                                                       2006      1.277          1.328          130,619
                                                       2005      1.200          1.277               --
                                                       2004      1.151          1.200               --
                                                       2003      1.000          1.151               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.536          1.516               --
                                                       2007      1.434          1.536               --
                                                       2006      1.318          1.434               --
                                                       2005      1.253          1.318               --
                                                       2004      1.126          1.253               --
                                                       2003      1.004          1.126               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.351          1.403               --
                                                       2010      1.142          1.351               --
                                                       2009      0.993          1.142               --
                                                       2008      1.390          0.993               --
                                                       2007      1.457          1.390          123,477
                                                       2006      1.269          1.457          123,477
                                                       2005      1.252          1.269               --
                                                       2004      1.151          1.252               --
                                                       2003      1.000          1.151               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.582          1.475               --
                                                       2010      1.264          1.582               --
                                                       2009      0.898          1.264               --
                                                       2008      1.594          0.898               --
                                                       2007      1.462          1.594               --
                                                       2006      1.372          1.462               --
                                                       2005      1.336          1.372               --
                                                       2004      1.223          1.336               --
                                                       2003      1.000          1.223               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.715          1.502               --
                                                       2010      1.614          1.715               --
                                                       2009      1.201          1.614            8,040
                                                       2008      2.056          1.201            8,045
                                                       2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.317          1.319               --
                                                       2010      1.078          1.317               --
                                                       2009      0.819          1.078               --
                                                       2008      1.407          0.819               --
                                                       2007      1.465          1.407           60,868

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.072          1.132               --
                                                       2010      0.976          1.072               --
                                                       2009      0.812          0.976               --
                                                       2008      1.273          0.812               --
                                                       2007      1.272          1.273               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.326          1.219               --
                                                       2010      1.160          1.326               --
                                                       2009      0.915          1.160               --
                                                       2008      1.472          0.915               --
                                                       2007      1.541          1.472               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193               --
                                                       2005      0.976          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.244          1.278               --
                                                       2006      1.131          1.244               --
                                                       2005      1.120          1.131               --
                                                       2004      1.053          1.120               --
                                                       2003      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.430          1.478               --
                                                       2006      1.317          1.430           60,868
                                                       2005      1.226          1.317               --
                                                       2004      1.149          1.226               --
                                                       2003      1.000          1.149               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.555          1.560               --
                                                       2010      1.475          1.555            1,970

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.087          1.010               --
                                                       2010      0.903          1.087               --
                                                       2009      0.674          0.903               --
                                                       2008      1.069          0.674               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.816          0.774               --
                                                       2008      1.453          0.816               --
                                                       2007      1.396          1.453          130,619

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.661          1.454               --
                                                       2010      1.521          1.661               --
                                                       2009      1.179          1.521               --
                                                       2008      2.088          1.179               --
                                                       2007      1.993          2.088               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.901          0.871               --
                                                       2010      0.840          0.901               --
                                                       2009      0.597          0.840           28,859
                                                       2008      1.126          0.597           28,877
                                                       2007      1.005          1.126           28,892
                                                       2006      0.994          1.005           28,907

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.410          1.400               --

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.426          1.251           36,331

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.416          1.436           11,165
                                                       2010      1.289          1.416           11,172
                                                       2009      1.057          1.289           11,179

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.170          1.043               --
                                                       2010      0.998          1.170               --
                                                       2009      0.795          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.021          1.000               --
                                                       2010      1.041          1.021           13,623
                                                       2009      1.058          1.041           13,630
                                                       2008      1.049          1.058               --
                                                       2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.036          1.037           13,097
                                                       2010      0.962          1.036           13,105
                                                       2009      0.830          0.962           13,114
                                                       2008      1.090          0.830           13,124
                                                       2007      1.112          1.090               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.992          0.890           26,586
                                                       2010      0.873          0.992           26,586
                                                       2009      0.637          0.873           26,597
                                                       2008      1.093          0.637           26,609
                                                       2007      1.049          1.093           30,070
                                                       2006      0.996          1.049           30,070

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.237          1.291               --
                                                       2005      1.204          1.237               --
                                                       2004      1.152          1.204               --
                                                       2003      1.000          1.152               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.650          1.794               --
                                                       2005      1.476          1.650           16,696
                                                       2004      1.267          1.476               --
                                                       2003      1.000          1.267               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.001          1.036               --
                                                       2006      0.990          1.001               --
                                                       2005      0.993          0.990               --
                                                       2004      0.983          0.993               --
                                                       2003      1.000          0.983               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.024          0.998               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.089          1.154               --
                                                       2005      1.071          1.089               --
                                                       2004      1.045          1.071               --
                                                       2003      1.000          1.045               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.301          1.328               --
                                                       2010      1.219          1.301               --
                                                       2009      1.060          1.219               --
                                                       2008      1.091          1.060               --
                                                       2007      1.079          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.041          0.983               --
                                                       2010      0.972          1.041            6,377
                                                       2009      0.857          0.972            6,380
                                                       2008      1.296          0.857            6,384
                                                       2007      1.242          1.296               --
                                                       2006      1.082          1.242               --
                                                       2005      0.986          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.158          2.365               --
                                                       2010      2.787          3.158           11,761
                                                       2009      1.634          2.787           11,766
                                                       2008      3.998          1.634           11,772
                                                       2007      2.863          3.998            7,264
                                                       2006      2.156          2.863            3,931
                                                       2005      1.598          2.156               --
                                                       2004      1.374          1.598               --
                                                       2003      1.000          1.374               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.372          1.423               --
                                                       2010      1.174          1.372               --
                                                       2009      1.052          1.174               --
                                                       2008      1.544          1.052               --
                                                       2007      1.567          1.544               --
                                                       2006      1.309          1.567               --
                                                       2005      1.265          1.309               --
                                                       2004      1.112          1.265               --
                                                       2003      1.000          1.112               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      0.978          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.462          1.850               --
                                                       2005      1.383          1.462               --
                                                       2004      1.194          1.383               --
                                                       2003      0.990          1.194               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.338          1.429               --
                                                       2010      1.179          1.338           36,331
                                                       2009      0.963          1.179           36,347
                                                       2008      1.497          0.963           36,363
                                                       2007      1.458          1.497           41,082
                                                       2006      1.278          1.458               --
                                                       2005      1.231          1.278               --
                                                       2004      1.132          1.231               --
                                                       2003      1.000          1.132               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.734          0.731               --
                                                       2008      1.140          0.734            6,920
                                                       2007      1.139          1.140            6,920
                                                       2006      1.037          1.139            2,448
                                                       2005      0.996          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.238          1.325               --
                                                       2009      0.789          1.238            2,193
                                                       2008      1.251          0.789            2,194
                                                       2007      1.209          1.251            2,194
                                                       2006      1.139          1.209            2,196
                                                       2005      1.143          1.139               --
                                                       2004      1.082          1.143               --
                                                       2003      1.000          1.082               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.738          0.705               --
                                                       2008      1.250          0.738           13,643
                                                       2007      1.213          1.250            6,785
                                                       2006      1.081          1.213               --
                                                       2005      1.003          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.131          1.072           32,365
                                                       2010      1.005          1.131           60,795
                                                       2009      0.773          1.005           85,186
                                                       2008      1.215          0.773           52,837
                                                       2007      1.172          1.215           24,392
                                                       2006      1.061          1.172           24,405
                                                       2005      0.983          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.142          1.096               --
                                                       2010      1.023          1.142            2,481
                                                       2009      0.794          1.023            2,483
                                                       2008      1.176          0.794            2,484
                                                       2007      1.135          1.176            2,484
                                                       2006      1.047          1.135            2,486
                                                       2005      0.992          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.644          0.678               --
                                                       2008      1.290          0.644           48,848
                                                       2007      1.225          1.290           54,285
                                                       2006      1.146          1.225           50,103
                                                       2005      1.133          1.146           47,677
                                                       2004      1.087          1.133               --
                                                       2003      1.000          1.087               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.127          1.028               --
                                                       2008      2.095          1.127               --
                                                       2007      1.888          2.095               --
                                                       2006      1.571          1.888               --
                                                       2005      1.391          1.571               --
                                                       2004      1.199          1.391               --
                                                       2003      0.996          1.199               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.584          1.462               --
                                                       2010      1.370          1.584               --
                                                       2009      1.116          1.370               --
                                                       2008      1.719          1.116               --
                                                       2007      1.665          1.719               --
                                                       2006      1.513          1.665               --
                                                       2005      1.434          1.513               --
                                                       2004      1.201          1.434               --
                                                       2003      1.000          1.201               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.747          0.768               --
                                                       2008      1.236          0.747               --
                                                       2007      1.166          1.236          295,656
                                                       2006      1.157          1.166          295,656
                                                       2005      1.092          1.157               --
                                                       2004      1.028          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.886          2.029               --
                                                       2010      1.497          1.886               --
                                                       2009      1.161          1.497               --
                                                       2008      1.921          1.161               --
                                                       2007      2.423          1.921               --
                                                       2006      1.811          2.423               --
                                                       2005      1.608          1.811               --
                                                       2004      1.212          1.608               --
                                                       2003      1.000          1.212               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159            6,197
                                                       2005      1.070          1.097               --
                                                       2004      1.061          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.955          0.910               --
                                                       2008      1.575          0.955            1,939
                                                       2007      1.731          1.575               --
                                                       2006      1.547          1.731               --
                                                       2005      1.420          1.547               --
                                                       2004      1.209          1.420               --
                                                       2003      1.000          1.209               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.298          1.376               --
                                                       2005      1.303          1.298               --
                                                       2004      1.174          1.303               --
                                                       2003      1.000          1.174               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.061          1.121               --
                                                       2008      1.226          1.061               --
                                                       2007      1.179          1.226               --
                                                       2006      1.132          1.179               --
                                                       2005      1.127          1.132               --
                                                       2004      1.045          1.127               --
                                                       2003      1.000          1.045               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.415          1.411               --
                                                       2006      1.255          1.415           43,535
                                                       2005      1.223          1.255           43,535
                                                       2004      1.120          1.223               --
                                                       2003      0.993          1.120               --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.168          1.243                --
                                                       2006      1.124          1.168           347,197
                                                       2005      1.056          1.124           117,113
                                                       2004      1.000          1.056             2,994

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.305          1.288                --
                                                       2007      1.219          1.305           224,493
                                                       2006      1.121          1.219           193,739
                                                       2005      1.067          1.121            86,439
                                                       2004      1.000          1.067            19,663

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.156          1.200         1,269,002
                                                       2010      0.978          1.156         1,226,759
                                                       2009      0.850          0.978         1,398,277
                                                       2008      1.191          0.850         1,542,754
                                                       2007      1.249          1.191         1,513,769
                                                       2006      1.089          1.249         1,156,428
                                                       2005      1.074          1.089           503,843
                                                       2004      1.000          1.074            20,290

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.283          1.196           598,907
                                                       2010      1.026          1.283           774,324
                                                       2009      0.729          1.026           944,764
                                                       2008      1.295          0.729           687,059
                                                       2007      1.188          1.295           528,255
                                                       2006      1.116          1.188           407,980
                                                       2005      1.087          1.116           229,908
                                                       2004      1.000          1.087            17,904

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.401          1.227         1,699,662
                                                       2010      1.319          1.401         1,961,001
                                                       2009      0.982          1.319         2,165,533
                                                       2008      1.682          0.982         2,140,193
                                                       2007      1.487          1.682         2,156,235
                                                       2006      1.250          1.487         2,017,281
                                                       2005      1.158          1.250         1,677,141
                                                       2004      1.000          1.158            45,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.130          1.131         1,023,144
                                                       2010      0.925          1.130         1,314,696
                                                       2009      0.703          0.925         1,521,264
                                                       2008      1.208          0.703         1,748,688
                                                       2007      1.259          1.208         1,471,988

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.007          1.063           149,573
                                                       2010      0.917          1.007           148,230
                                                       2009      0.763          0.917           145,296
                                                       2008      1.198          0.763           149,675
                                                       2007      1.197          1.198            54,342

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.114          1.024           337,799
                                                       2010      0.975          1.114           362,923
                                                       2009      0.769          0.975           382,158
                                                       2008      1.238          0.769           417,825
                                                       2007      1.297          1.238           465,377

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.192          1.248                --
                                                       2006      1.032          1.192             9,924
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.171          1.202                --
                                                       2006      1.065          1.171            49,025
                                                       2005      1.055          1.065            21,827
                                                       2004      1.000          1.055                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.229          1.270                --
                                                       2006      1.133          1.229         1,031,590
                                                       2005      1.054          1.133           385,035
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.427          1.431         1,073,684
                                                       2010      1.354          1.427         1,214,565

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.084          1.006           411,374
                                                       2010      0.901          1.084           344,056
                                                       2009      0.672          0.901           471,353
                                                       2008      1.068          0.672           476,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.717          0.680                --
                                                       2008      1.277          0.717           457,237
                                                       2007      1.227          1.277           387,401

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.428          1.249           742,717
                                                       2010      1.308          1.428           806,057
                                                       2009      1.015          1.308           899,599
                                                       2008      1.798          1.015           818,702
                                                       2007      1.717          1.798            63,623

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.899          0.869           502,572
                                                       2010      0.839          0.899           595,440
                                                       2009      0.596          0.839           872,686
                                                       2008      1.125          0.596           851,309
                                                       2007      1.005          1.125           688,195
                                                       2006      0.994          1.005           518,844

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.450          1.438         5,532,907

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.261          1.106           958,464

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.489          1.509         2,093,865
                                                       2010      1.356          1.489         2,287,368
                                                       2009      1.113          1.356         2,366,429

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.027          0.915           266,147
                                                       2010      0.876          1.027           370,635
                                                       2009      0.699          0.876           454,397

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.031          1.010         4,936,230
                                                       2010      1.052          1.031         4,377,837
                                                       2009      1.069          1.052         6,208,533
                                                       2008      1.061          1.069         6,064,712
                                                       2007      1.031          1.061         4,327,560
                                                       2006      1.011          1.031         3,617,525

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.033          1.034           274,228
                                                       2010      0.961          1.033           224,192
                                                       2009      0.829          0.961           226,540
                                                       2008      1.089          0.829           201,892
                                                       2007      1.112          1.089           131,504

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.989          0.888           938,770
                                                       2010      0.871          0.989         1,210,275
                                                       2009      0.636          0.871         1,211,369
                                                       2008      1.092          0.636         1,267,922
                                                       2007      1.049          1.092         1,264,694
                                                       2006      0.996          1.049         1,139,537

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004         1,698,242
                                                       2004      1.000          0.996           106,869

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.077          1.124                --
                                                       2005      1.049          1.077           260,316
                                                       2004      1.000          1.049               900

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.309          1.422                --
                                                       2005      1.171          1.309           386,488
                                                       2004      1.000          1.171                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.042          1.077                --
                                                       2006      1.031          1.042         1,064,576
                                                       2005      1.034          1.031           514,683
                                                       2004      1.000          1.034            32,248

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.103                --
                                                       2005      0.994          0.985            79,163
                                                       2004      1.000          0.994            11,999

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.044          1.106                --
                                                       2005      1.028          1.044            79,904
                                                       2004      1.000          1.028             2,998

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.299          1.326                --
                                                       2010      1.217          1.299         1,337,409
                                                       2009      1.059          1.217         1,640,777
                                                       2008      1.091          1.059         1,645,994
                                                       2007      1.079          1.091         1,209,189

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.038          0.980         1,270,019
                                                       2010      0.970          1.038         1,942,715
                                                       2009      0.855          0.970         2,071,727
                                                       2008      1.294          0.855         2,074,491
                                                       2007      1.241          1.294         2,157,370
                                                       2006      1.082          1.241         1,274,390
                                                       2005      0.986          1.082           358,242

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      2.556          1.913           961,399
                                                       2010      2.257          2.556         1,237,300
                                                       2009      1.324          2.257         1,346,529
                                                       2008      3.241          1.324         1,402,679
                                                       2007      2.322          3.241         1,307,768
                                                       2006      1.749          2.322         1,080,978
                                                       2005      1.297          1.749           298,561
                                                       2004      1.000          1.297               956

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.219          1.263         1,056,120
                                                       2010      1.043          1.219         1,232,318
                                                       2009      0.935          1.043         1,551,380
                                                       2008      1.373          0.935         1,587,548
                                                       2007      1.394          1.373         1,756,462
                                                       2006      1.165          1.394         1,172,681
                                                       2005      1.127          1.165           535,719
                                                       2004      1.000          1.127            19,001

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.240          1.359                --
                                                       2006      1.061          1.240           115,695
                                                       2005      0.978          1.061             1,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.246          1.576                --
                                                       2005      1.179          1.246            12,683
                                                       2004      1.000          1.179                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.183          1.264                --
                                                       2010      1.044          1.183         1,320,670
                                                       2009      0.853          1.044         1,419,999
                                                       2008      1.327          0.853         1,438,076
                                                       2007      1.292          1.327         1,449,136
                                                       2006      1.134          1.292           743,755
                                                       2005      1.092          1.134           297,159
                                                       2004      1.000          1.092             5,417

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.733          0.730                --
                                                       2008      1.138          0.733           767,328
                                                       2007      1.138          1.138         1,040,055
                                                       2006      1.037          1.138           671,175
                                                       2005      0.996          1.037           152,323

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.174          1.257                --
                                                       2009      0.749          1.174         1,091,354
                                                       2008      1.188          0.749         1,001,434
                                                       2007      1.148          1.188         1,144,561
                                                       2006      1.083          1.148           983,104
                                                       2005      1.087          1.083           367,656
                                                       2004      1.000          1.087            23,069

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.736          0.704                --
                                                       2008      1.249          0.736         2,166,886
                                                       2007      1.212          1.249         1,864,263
                                                       2006      1.081          1.212         1,644,132
                                                       2005      1.003          1.081           512,526

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.127          1.068         4,537,522
                                                       2010      1.003          1.127         5,472,978
                                                       2009      0.771          1.003         7,107,510
                                                       2008      1.213          0.771         6,787,562
                                                       2007      1.171          1.213         6,684,579
                                                       2006      1.061          1.171         5,347,108
                                                       2005      0.983          1.061         2,763,439

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.139          1.092         7,773,249
                                                       2010      1.020          1.139         8,525,714
                                                       2009      0.792          1.020         9,071,559
                                                       2008      1.174          0.792         9,364,755
                                                       2007      1.134          1.174         8,700,515
                                                       2006      1.046          1.134         6,129,710
                                                       2005      0.992          1.046         2,253,275

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.615          0.646                --
                                                       2008      1.231          0.615           136,981
                                                       2007      1.170          1.231           126,820
                                                       2006      1.095          1.170           119,337
                                                       2005      1.083          1.095            40,677
                                                       2004      1.000          1.083             8,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.947          0.865                --
                                                       2008      1.763          0.947           814,061
                                                       2007      1.589          1.763           765,473
                                                       2006      1.323          1.589           366,957
                                                       2005      1.172          1.323            53,391
                                                       2004      1.000          1.172                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.261          1.164           891,363
                                                       2010      1.092          1.261         1,033,910
                                                       2009      0.890          1.092         1,380,425
                                                       2008      1.371          0.890         1,458,692
                                                       2007      1.329          1.371         1,562,147
                                                       2006      1.208          1.329         1,272,353
                                                       2005      1.146          1.208           799,076
                                                       2004      1.000          1.146            22,849

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.732          0.753                --
                                                       2008      1.212          0.732           501,711
                                                       2007      1.144          1.212           614,171
                                                       2006      1.136          1.144           519,197
                                                       2005      1.072          1.136           273,713
                                                       2004      1.000          1.072            13,847

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.532          1.647           798,937
                                                       2010      1.216          1.532           985,366
                                                       2009      0.944          1.216         1,135,239
                                                       2008      1.563          0.944         1,169,272
                                                       2007      1.972          1.563         1,163,856
                                                       2006      1.475          1.972           785,698
                                                       2005      1.310          1.475           319,632
                                                       2004      1.000          1.310             9,668

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.096          1.290                --
                                                       2006      1.037          1.096           163,621
                                                       2005      1.012          1.037            33,843
                                                       2004      1.000          1.012               525

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.776          0.739                --
                                                       2008      1.279          0.776           876,473
                                                       2007      1.407          1.279           907,990
                                                       2006      1.258          1.407           674,173
                                                       2005      1.156          1.258           192,606
                                                       2004      1.000          1.156             8,047

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.105          1.171                --
                                                       2005      1.110          1.105             8,543
                                                       2004      1.000          1.110                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.035          1.093                --
                                                       2008      1.196          1.035         2,452,360
                                                       2007      1.150          1.196         2,128,173
                                                       2006      1.105          1.150         1,747,263
                                                       2005      1.100          1.105           838,093
                                                       2004      1.000          1.100            44,037

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.258          1.254                --
                                                       2006      1.116          1.258           595,855
                                                       2005      1.088          1.116           262,967
                                                       2004      1.000          1.088            15,949




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.404          1.494                --
                                                       2006      1.351          1.404         1,276,451
                                                       2005      1.271          1.351         1,367,533
                                                       2004      1.221          1.271           955,117
                                                       2003      1.000          1.221           100,060

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.684          1.662                --
                                                       2007      1.574          1.684           701,338
                                                       2006      1.448          1.574           944,451
                                                       2005      1.379          1.448         1,004,113
                                                       2004      1.240          1.379           813,234
                                                       2003      1.000          1.240           273,117

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.412          1.466         1,613,020
                                                       2010      1.195          1.412         1,933,499
                                                       2009      1.040          1.195         1,955,852
                                                       2008      1.457          1.040         2,207,347
                                                       2007      1.530          1.457         2,919,764
                                                       2006      1.334          1.530         3,102,680
                                                       2005      1.317          1.334         3,197,573
                                                       2004      1.211          1.317         2,319,704
                                                       2003      1.000          1.211           374,138

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.709          1.592         1,134,077
                                                       2010      1.367          1.709         1,234,868
                                                       2009      0.973          1.367         1,352,408
                                                       2008      1.727          0.973         1,334,102
                                                       2007      1.586          1.727         1,261,032
                                                       2006      1.490          1.586         1,424,914
                                                       2005      1.452          1.490         1,406,920
                                                       2004      1.330          1.452         1,166,987
                                                       2003      1.000          1.330           288,268

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.867          1.633         1,773,593
                                                       2010      1.758          1.867         1,936,899
                                                       2009      1.310          1.758         2,042,661
                                                       2008      2.244          1.310         2,369,655
                                                       2007      1.985          2.244         2,543,699
                                                       2006      1.669          1.985         2,903,825
                                                       2005      1.547          1.669         2,796,139
                                                       2004      1.333          1.547         1,576,308
                                                       2003      1.000          1.333           160,582

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.425          1.426           837,685
                                                       2010      1.167          1.425           893,944
                                                       2009      0.888          1.167         1,025,931
                                                       2008      1.526          0.888         1,121,311
                                                       2007      1.590          1.526         1,255,841

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.123          1.184           827,880
                                                       2010      1.023          1.123           881,821
                                                       2009      0.852          1.023           908,710
                                                       2008      1.337          0.852           953,380
                                                       2007      1.337          1.337           871,677

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.453          1.334           693,937
                                                       2010      1.272          1.453           711,759
                                                       2009      1.004          1.272           812,464
                                                       2008      1.617          1.004           902,809
                                                       2007      1.694          1.617           998,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.191          1.246                --
                                                       2006      1.032          1.191             2,802
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.308          1.343                --
                                                       2006      1.190          1.308         1,064,152
                                                       2005      1.180          1.190         1,041,068
                                                       2004      1.111          1.180           692,369
                                                       2003      1.000          1.111           217,412

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.553          1.604                --
                                                       2006      1.432          1.553         1,418,887
                                                       2005      1.334          1.432         1,477,382
                                                       2004      1.252          1.334         1,404,329
                                                       2003      1.000          1.252           410,937

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.543          1.547         2,589,883
                                                       2010      1.465          1.543         3,279,515

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.081          1.003         3,074,157
                                                       2010      0.899          1.081         2,967,256
                                                       2009      0.671          0.899         2,853,449
                                                       2008      1.066          0.671         3,150,125

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.861          0.816                --
                                                       2008      1.534          0.861         1,180,371
                                                       2007      1.475          1.534         1,256,029

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.798          1.572         1,846,593
                                                       2010      1.649          1.798         2,295,120
                                                       2009      1.280          1.649         2,528,677
                                                       2008      2.268          1.280         3,009,570
                                                       2007      2.166          2.268           353,484

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.897          0.866           986,644
                                                       2010      0.837          0.897         1,030,290
                                                       2009      0.595          0.837         1,256,092
                                                       2008      1.124          0.595         1,169,800
                                                       2007      1.005          1.124         1,190,566
                                                       2006      0.994          1.005         1,156,581

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.432          1.421         6,642,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.510          1.324         1,989,680

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.405          1.424         3,917,304
                                                       2010      1.281          1.405         4,621,907
                                                       2009      1.051          1.281         4,434,575

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.232          1.097         1,125,258
                                                       2010      1.051          1.232         1,076,232
                                                       2009      0.839          1.051         1,185,612

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.011          0.990         8,183,980
                                                       2010      1.032          1.011         7,562,774
                                                       2009      1.050          1.032         6,572,679
                                                       2008      1.042          1.050         9,643,105
                                                       2007      1.013          1.042         7,014,620
                                                       2006      0.994          1.013         3,634,823

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.031          1.031         1,577,941
                                                       2010      0.959          1.031         1,909,167
                                                       2009      0.828          0.959         1,576,510
                                                       2008      1.088          0.828         1,966,414
                                                       2007      1.111          1.088         2,808,573

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.987          0.885         1,274,500
                                                       2010      0.869          0.987         1,435,999
                                                       2009      0.635          0.869         1,711,634
                                                       2008      1.091          0.635         1,844,163
                                                       2007      1.048          1.091         2,043,637
                                                       2006      0.996          1.048         2,278,512

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         3,543,795
                                                       2004      0.991          0.980         2,643,226
                                                       2003      1.000          0.991           385,422

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.317          1.374                --
                                                       2005      1.283          1.317           924,977
                                                       2004      1.229          1.283           713,291
                                                       2003      1.000          1.229           227,168

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.831          1.990                --
                                                       2005      1.639          1.831         1,216,116
                                                       2004      1.408          1.639           777,991
                                                       2003      1.000          1.408            54,011

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.041                --
                                                       2006      0.997          1.007         1,516,006
                                                       2005      1.001          0.997         1,542,905
                                                       2004      0.992          1.001         1,008,871
                                                       2003      1.000          0.992           250,581

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.988          1.106                --
                                                       2005      0.997          0.988           383,638
                                                       2004      1.024          0.997           222,699

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.151          1.218                --
                                                       2005      1.133          1.151         1,693,907
                                                       2004      1.106          1.133         1,094,370
                                                       2003      1.000          1.106           137,083

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.297          1.323                --
                                                       2010      1.216          1.297         1,461,097
                                                       2009      1.059          1.216         1,468,004
                                                       2008      1.091          1.059         1,868,615
                                                       2007      1.079          1.091         1,313,583

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.035          0.976           420,487
                                                       2010      0.967          1.035           645,795
                                                       2009      0.854          0.967           756,508
                                                       2008      1.292          0.854           475,923
                                                       2007      1.240          1.292           579,450
                                                       2006      1.081          1.240           275,462
                                                       2005      0.986          1.081           167,728

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.434          2.569           625,755
                                                       2010      3.034          3.434           781,303
                                                       2009      1.780          3.034           847,994
                                                       2008      4.361          1.780           899,804
                                                       2007      3.127          4.361           888,453
                                                       2006      2.356          3.127           836,134
                                                       2005      1.748          2.356           830,575
                                                       2004      1.505          1.748           611,173
                                                       2003      1.000          1.505            52,563

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.471          1.524           689,112
                                                       2010      1.260          1.471           806,463
                                                       2009      1.130          1.260           879,174
                                                       2008      1.660          1.130           975,915
                                                       2007      1.686          1.660         1,432,208
                                                       2006      1.410          1.686         1,532,638
                                                       2005      1.364          1.410         1,283,349
                                                       2004      1.201          1.364         1,000,472
                                                       2003      1.000          1.201           171,081

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.239          1.357                --
                                                       2006      1.061          1.239             6,837
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.562          1.975                --
                                                       2005      1.480          1.562           231,472
                                                       2004      1.278          1.480            87,578
                                                       2003      1.000          1.278            23,429

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.418          1.514                --
                                                       2010      1.251          1.418         2,428,138
                                                       2009      1.023          1.251         2,649,235
                                                       2008      1.591          1.023         2,955,277
                                                       2007      1.551          1.591         3,446,833
                                                       2006      1.361          1.551         2,447,215
                                                       2005      1.312          1.361         2,658,459
                                                       2004      1.208          1.312         2,248,756
                                                       2003      1.000          1.208           462,272

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.731          0.728                --
                                                       2008      1.137          0.731           186,866
                                                       2007      1.137          1.137           187,295
                                                       2006      1.036          1.137           258,917
                                                       2005      0.996          1.036           156,994

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.306          1.398                --
                                                       2009      0.833          1.306         2,658,032
                                                       2008      1.322          0.833         1,996,666
                                                       2007      1.279          1.322         2,598,363
                                                       2006      1.207          1.279         2,790,189
                                                       2005      1.212          1.207         3,596,835
                                                       2004      1.148          1.212         3,522,966
                                                       2003      1.000          1.148         1,205,755

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.735          0.702                --
                                                       2008      1.247          0.735         1,098,128
                                                       2007      1.211          1.247           383,542
                                                       2006      1.080          1.211           328,696
                                                       2005      1.003          1.080           247,924

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.124          1.065         1,377,462
                                                       2010      1.000          1.124         1,570,562
                                                       2009      0.770          1.000         1,812,567
                                                       2008      1.211          0.770         1,543,406
                                                       2007      1.170          1.211         1,419,119
                                                       2006      1.061          1.170           876,134
                                                       2005      0.983          1.061           250,903

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.135          1.089         2,067,827
                                                       2010      1.018          1.135         2,210,585
                                                       2009      0.791          1.018         2,605,337
                                                       2008      1.172          0.791         2,390,595
                                                       2007      1.133          1.172         3,543,429
                                                       2006      1.046          1.133         3,284,834
                                                       2005      0.992          1.046           246,920

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.678          0.713                --
                                                       2008      1.359          0.678           574,580
                                                       2007      1.292          1.359           644,661
                                                       2006      1.210          1.292           654,877
                                                       2005      1.197          1.210           803,278
                                                       2004      1.149          1.197           696,559
                                                       2003      1.000          1.149           294,395

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.202          1.097                --
                                                       2008      2.237          1.202           517,392
                                                       2007      2.018          2.237           758,170
                                                       2006      1.681          2.018         1,029,607
                                                       2005      1.490          1.681           322,570
                                                       2004      1.285          1.490           159,212
                                                       2003      1.000          1.285           172,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.726          1.592           605,469
                                                       2010      1.495          1.726           656,930
                                                       2009      1.219          1.495           773,883
                                                       2008      1.880          1.219           892,997
                                                       2007      1.822          1.880         1,117,636
                                                       2006      1.658          1.822         1,177,147
                                                       2005      1.572          1.658         1,410,045
                                                       2004      1.319          1.572         1,074,749
                                                       2003      1.000          1.319           366,204

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.743          0.764                --
                                                       2008      1.231          0.743         1,440,720
                                                       2007      1.163          1.231         1,734,195
                                                       2006      1.155          1.163         1,791,818
                                                       2005      1.091          1.155         1,385,493
                                                       2004      1.028          1.091           704,818

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.942          2.087           440,594
                                                       2010      1.542          1.942           592,449
                                                       2009      1.197          1.542           587,213
                                                       2008      1.984          1.197           694,761
                                                       2007      2.504          1.984           822,280
                                                       2006      1.874          2.504         1,079,885
                                                       2005      1.666          1.874         1,089,109
                                                       2004      1.256          1.666           843,386
                                                       2003      1.000          1.256           204,947

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.156          1.361                --
                                                       2006      1.095          1.156           413,750
                                                       2005      1.069          1.095           415,710
                                                       2004      1.061          1.069           287,071

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.061          1.011                --
                                                       2008      1.751          1.061           507,673
                                                       2007      1.927          1.751           838,933
                                                       2006      1.724          1.927           893,855
                                                       2005      1.585          1.724           627,878
                                                       2004      1.350          1.585           593,744
                                                       2003      1.000          1.350           186,734

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.413          1.498                --
                                                       2005      1.420          1.413           466,901
                                                       2004      1.281          1.420           302,983
                                                       2003      1.000          1.281           139,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.097          1.158                --
                                                       2008      1.268          1.097         2,708,674
                                                       2007      1.220          1.268         3,157,165
                                                       2006      1.173          1.220         3,242,456
                                                       2005      1.169          1.173         3,292,048
                                                       2004      1.085          1.169         2,181,235
                                                       2003      1.000          1.085           293,505

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.496          1.490                --
                                                       2006      1.327          1.496         1,374,128
                                                       2005      1.295          1.327         1,441,581
                                                       2004      1.187          1.295         1,194,141
                                                       2003      1.000          1.187            89,612




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401          308,654
                                                       2005      1.270          1.350           77,885
                                                       2004      1.220          1.270           55,738
                                                       2003      1.000          1.220           36,400

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.680          1.657               --
                                                       2007      1.571          1.680           59,267
                                                       2006      1.446          1.571           90,985
                                                       2005      1.378          1.446           88,840
                                                       2004      1.239          1.378           85,825
                                                       2003      1.000          1.239           66,556

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.407          1.459          220,200
                                                       2010      1.191          1.407          223,861
                                                       2009      1.037          1.191          268,280
                                                       2008      1.454          1.037          321,138
                                                       2007      1.527          1.454          313,753
                                                       2006      1.332          1.527          418,836
                                                       2005      1.316          1.332          396,391
                                                       2004      1.211          1.316          207,475
                                                       2003      1.000          1.211           29,461

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.702          1.585           67,983
                                                       2010      1.363          1.702           73,650
                                                       2009      0.970          1.363           99,505
                                                       2008      1.723          0.970          110,223
                                                       2007      1.583          1.723          112,889
                                                       2006      1.488          1.583          148,966
                                                       2005      1.451          1.488           95,631
                                                       2004      1.330          1.451           47,596
                                                       2003      1.000          1.330            8,707

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.859          1.626           69,229
                                                       2010      1.752          1.859           67,513
                                                       2009      1.306          1.752           68,376
                                                       2008      2.239          1.306          116,112
                                                       2007      1.982          2.239          117,549
                                                       2006      1.667          1.982          184,551
                                                       2005      1.546          1.667          110,261
                                                       2004      1.333          1.546           67,868
                                                       2003      1.000          1.333            3,495

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.419          1.419          153,344
                                                       2010      1.163          1.419          161,174
                                                       2009      0.885          1.163          226,602
                                                       2008      1.522          0.885          246,318
                                                       2007      1.587          1.522          262,572

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.118          1.179           52,139
                                                       2010      1.019          1.118           57,805
                                                       2009      0.849          1.019           73,194
                                                       2008      1.334          0.849           77,327
                                                       2007      1.334          1.334           82,123

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.447          1.329           17,948
                                                       2010      1.268          1.447           17,959
                                                       2009      1.002          1.268           17,971
                                                       2008      1.614          1.002           36,864
                                                       2007      1.691          1.614           25,033

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.190          1.245               --
                                                       2006      1.031          1.190           23,578
                                                       2005      0.976          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           99,656
                                                       2005      1.179          1.188           86,853
                                                       2004      1.110          1.179           69,791
                                                       2003      1.000          1.110           43,872

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550          242,432
                                                       2005      1.333          1.430          231,109
                                                       2004      1.252          1.333          194,067
                                                       2003      1.000          1.252           12,843

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.537          1.540          146,598
                                                       2010      1.460          1.537          173,962

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.078          1.000           81,209
                                                       2010      0.897          1.078           95,612
                                                       2009      0.670          0.897          102,789
                                                       2008      1.064          0.670          110,720

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.858          0.814               --
                                                       2008      1.531          0.858          293,714
                                                       2007      1.472          1.531          299,973

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.791          1.566           16,546
                                                       2010      1.643          1.791           23,282
                                                       2009      1.276          1.643           27,209
                                                       2008      2.262          1.276           29,520
                                                       2007      2.162          2.262           25,320

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.895          0.864          277,092
                                                       2010      0.836          0.895          272,469
                                                       2009      0.594          0.836          310,871
                                                       2008      1.123          0.594          477,575
                                                       2007      1.004          1.123          505,075
                                                       2006      0.994          1.004          528,129

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.426          1.414          344,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.504          1.318          107,718

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.400          1.418          122,902
                                                       2010      1.277          1.400          147,323
                                                       2009      1.048          1.277          114,049

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.227          1.092          324,275
                                                       2010      1.048          1.227          339,922
                                                       2009      0.836          1.048          361,746

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.007          0.986          516,572
                                                       2010      1.029          1.007          818,186
                                                       2009      1.047          1.029          817,087
                                                       2008      1.040          1.047           36,968
                                                       2007      1.011          1.040          149,267
                                                       2006      0.993          1.011          142,957

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.028          1.028          136,976
                                                       2010      0.957          1.028          136,989
                                                       2009      0.827          0.957          137,002
                                                       2008      1.088          0.827           30,295
                                                       2007      1.111          1.088           30,295

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.985          0.883          220,777
                                                       2010      0.868          0.985          231,595
                                                       2009      0.634          0.868          295,506
                                                       2008      1.090          0.634          356,402
                                                       2007      1.048          1.090          365,660
                                                       2006      0.996          1.048          438,088

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          248,822
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.281          1.315          221,975
                                                       2004      1.228          1.281          193,987
                                                       2003      1.000          1.228           32,569

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828          223,985
                                                       2004      1.407          1.638          169,351
                                                       2003      1.000          1.407           17,668

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006           56,049
                                                       2005      1.000          0.996           44,531
                                                       2004      0.991          1.000           13,086
                                                       2003      1.000          0.991               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987               --
                                                       2004      1.024          0.997               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149            2,967
                                                       2004      1.106          1.132               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.295          1.321               --
                                                       2010      1.215          1.295          171,630
                                                       2009      1.058          1.215          115,224
                                                       2008      1.091          1.058           78,500
                                                       2007      1.079          1.091           89,484

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.032          0.973           28,973
                                                       2010      0.965          1.032           28,993
                                                       2009      0.852          0.965           36,129
                                                       2008      1.290          0.852           54,038
                                                       2007      1.239          1.290           58,333
                                                       2006      1.081          1.239           55,535
                                                       2005      0.986          1.081           13,622

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.421          2.558           32,379
                                                       2010      3.023          3.421           33,403
                                                       2009      1.775          3.023           32,633
                                                       2008      4.350          1.775           45,130
                                                       2007      3.121          4.350           39,913
                                                       2006      2.353          3.121           40,788
                                                       2005      1.747          2.353           33,414
                                                       2004      1.504          1.747           20,200
                                                       2003      1.000          1.504            8,367

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.465          1.517           52,134
                                                       2010      1.256          1.465           56,089
                                                       2009      1.126          1.256           74,063
                                                       2008      1.656          1.126           96,522
                                                       2007      1.683          1.656          108,739
                                                       2006      1.408          1.683          235,456
                                                       2005      1.363          1.408          245,788
                                                       2004      1.200          1.363          119,770
                                                       2003      1.000          1.200          119,366

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      0.977          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.560          1.971               --
                                                       2005      1.478          1.560            4,830
                                                       2004      1.278          1.478            1,597
                                                       2003      1.000          1.278               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.412          1.507               --
                                                       2010      1.247          1.412          136,163
                                                       2009      1.020          1.247          150,110
                                                       2008      1.588          1.020          158,751
                                                       2007      1.548          1.588          162,217
                                                       2006      1.359          1.548          117,980
                                                       2005      1.311          1.359          117,626
                                                       2004      1.208          1.311           68,215
                                                       2003      1.000          1.208           15,280

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.730          0.727               --
                                                       2008      1.135          0.730          149,029
                                                       2007      1.136          1.135          169,339
                                                       2006      1.036          1.136          188,898
                                                       2005      0.996          1.036           85,592

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.301          1.393               --
                                                       2009      0.831          1.301          387,013
                                                       2008      1.319          0.831          394,407
                                                       2007      1.277          1.319          393,517
                                                       2006      1.205          1.277          494,613
                                                       2005      1.211          1.205          565,829
                                                       2004      1.148          1.211          484,930
                                                       2003      1.000          1.148           44,674

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.734          0.701               --
                                                       2008      1.245          0.734          148,546
                                                       2007      1.210          1.245          138,650
                                                       2006      1.080          1.210          138,679
                                                       2005      1.003          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.121          1.061          681,258
                                                       2010      0.998          1.121          692,934
                                                       2009      0.769          0.998          690,626
                                                       2008      1.210          0.769          590,188
                                                       2007      1.169          1.210          353,737
                                                       2006      1.060          1.169          222,894
                                                       2005      0.983          1.060           13,052

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.132          1.085          424,014
                                                       2010      1.015          1.132          435,153
                                                       2009      0.789          1.015          395,998
                                                       2008      1.171          0.789          523,488
                                                       2007      1.132          1.171          491,924
                                                       2006      1.045          1.132          390,965
                                                       2005      0.992          1.045          159,282

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.676          0.711               --
                                                       2008      1.355          0.676          185,424
                                                       2007      1.289          1.355          185,452
                                                       2006      1.208          1.289          185,476
                                                       2005      1.196          1.208           12,915
                                                       2004      1.149          1.196           20,367
                                                       2003      1.000          1.149            8,812

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.198          1.093               --
                                                       2008      2.232          1.198           36,978
                                                       2007      2.014          2.232           39,744
                                                       2006      1.679          2.014           37,899
                                                       2005      1.489          1.679           19,033
                                                       2004      1.284          1.489           17,602
                                                       2003      1.000          1.284               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.720          1.585           37,934
                                                       2010      1.490          1.720           39,021
                                                       2009      1.216          1.490           45,751
                                                       2008      1.875          1.216           69,079
                                                       2007      1.819          1.875           69,903
                                                       2006      1.655          1.819          138,595
                                                       2005      1.571          1.655          163,449
                                                       2004      1.318          1.571           36,422
                                                       2003      1.000          1.318           16,574

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.742          0.762               --
                                                       2008      1.229          0.742            1,906
                                                       2007      1.161          1.229            1,655
                                                       2006      1.154          1.161           13,570
                                                       2005      1.090          1.154           13,425
                                                       2004      1.028          1.090            1,092

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.934          2.078           76,700
                                                       2010      1.537          1.934          101,546
                                                       2009      1.194          1.537          135,067
                                                       2008      1.979          1.194          122,805
                                                       2007      2.500          1.979          140,036
                                                       2006      1.871          2.500          150,631
                                                       2005      1.664          1.871          153,453
                                                       2004      1.256          1.664          140,554
                                                       2003      1.000          1.256            8,492

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           35,839
                                                       2005      1.069          1.094               --
                                                       2004      1.061          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.058          1.008               --
                                                       2008      1.747          1.058          116,076
                                                       2007      1.923          1.747          107,285
                                                       2006      1.722          1.923          129,725
                                                       2005      1.583          1.722          110,661
                                                       2004      1.349          1.583           82,428
                                                       2003      1.000          1.349           65,290

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411            1,595
                                                       2004      1.280          1.418            1,597
                                                       2003      1.000          1.280               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.093          1.154               --
                                                       2008      1.265          1.093           79,983
                                                       2007      1.218          1.265          111,506
                                                       2006      1.171          1.218          136,426
                                                       2005      1.167          1.171          185,000
                                                       2004      1.085          1.167          105,360
                                                       2003      1.000          1.085           85,323

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493           63,992
                                                       2005      1.294          1.326           65,701
                                                       2004      1.187          1.294           36,753
                                                       2003      1.000          1.187           34,614




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.318          1.402                 --
                                                       2006      1.271          1.318            152,458
                                                       2005      1.196          1.271             97,463
                                                       2004      1.150          1.196                959
                                                       2003      1.000          1.150                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.522          1.501                 --
                                                       2007      1.424          1.522            205,972
                                                       2006      1.311          1.424            197,598
                                                       2005      1.250          1.311            112,316
                                                       2004      1.125          1.250                923
                                                       2003      1.004          1.125                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.331          1.380            672,651
                                                       2010      1.127          1.331            762,084
                                                       2009      0.982          1.127            832,038
                                                       2008      1.377          0.982            869,715
                                                       2007      1.447          1.377            893,429
                                                       2006      1.263          1.447            659,851
                                                       2005      1.248          1.263            308,492
                                                       2004      1.149          1.248             17,811
                                                       2003      1.000          1.149                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.558          1.451            382,611
                                                       2010      1.248          1.558            416,400
                                                       2009      0.889          1.248            443,376
                                                       2008      1.580          0.889            291,442
                                                       2007      1.452          1.580            263,082
                                                       2006      1.365          1.452            209,223
                                                       2005      1.332          1.365            142,230
                                                       2004      1.221          1.332             13,077
                                                       2003      1.000          1.221                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.689          1.477            974,513
                                                       2010      1.593          1.689          1,045,008
                                                       2009      1.188          1.593          1,143,831
                                                       2008      2.037          1.188          1,222,137
                                                       2007      1.804          2.037          1,379,337
                                                       2006      1.518          1.804          1,194,699
                                                       2005      1.409          1.518            976,249
                                                       2004      1.215          1.409             35,367
                                                       2003      1.000          1.215                 --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.298          1.297            748,771
                                                       2010      1.064          1.298            705,100
                                                       2009      0.810          1.064            607,206
                                                       2008      1.394          0.810            647,413
                                                       2007      1.453          1.394            662,431

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.056          1.113          1,540,342
                                                       2010      0.963          1.056          1,681,761
                                                       2009      0.803          0.963          1,815,238
                                                       2008      1.262          0.803          1,630,635
                                                       2007      1.262          1.262          1,496,484

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.306          1.199            204,240
                                                       2010      1.145          1.306            243,750
                                                       2009      0.905          1.145            240,105
                                                       2008      1.459          0.905            244,917
                                                       2007      1.529          1.459            261,378

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.189          1.243                 --
                                                       2006      1.031          1.189             65,700
                                                       2005      0.976          1.031             21,725

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.235          1.268                 --
                                                       2006      1.125          1.235            853,550
                                                       2005      1.117          1.125             93,889
                                                       2004      1.052          1.117              3,088
                                                       2003      1.000          1.052                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.420          1.467                 --
                                                       2006      1.311          1.420            732,486
                                                       2005      1.222          1.311            154,342
                                                       2004      1.148          1.222                 --
                                                       2003      1.000          1.148                 --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.532          1.534          1,841,239
                                                       2010      1.455          1.532          1,884,532

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.075          0.996            505,149
                                                       2010      0.895          1.075            463,499
                                                       2009      0.669          0.895            398,822
                                                       2008      1.063          0.669            378,102

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.807          0.765                 --
                                                       2008      1.440          0.807            242,182
                                                       2007      1.385          1.440            226,750

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.636          1.429            514,171
                                                       2010      1.501          1.636            542,075
                                                       2009      1.166          1.501            554,678
                                                       2008      2.069          1.166            586,996
                                                       2007      1.978          2.069             13,231

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.893          0.861            629,019
                                                       2010      0.834          0.893            688,766
                                                       2009      0.593          0.834            894,060
                                                       2008      1.122          0.593            677,434
                                                       2007      1.004          1.122            600,677
                                                       2006      0.994          1.004            505,262

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.388          1.376          4,148,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.404          1.230            738,972

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.395          1.412          4,867,441
                                                       2010      1.273          1.395          5,177,999
                                                       2009      1.045          1.273          5,102,042

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.152          1.025            355,840
                                                       2010      0.985          1.152            308,470
                                                       2009      0.786          0.985            259,101

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.005          0.984          5,574,947
                                                       2010      1.028          1.005          5,758,011
                                                       2009      1.046          1.028          7,628,176
                                                       2008      1.040          1.046          7,012,301
                                                       2007      1.012          1.040          4,380,223
                                                       2006      0.993          1.012          4,014,525

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.026          1.025          1,802,616
                                                       2010      0.955          1.026          1,854,385
                                                       2009      0.825          0.955          2,276,123
                                                       2008      1.087          0.825          1,231,684
                                                       2007      1.110          1.087            562,973

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.982          0.880            712,965
                                                       2010      0.866          0.982            739,403
                                                       2009      0.633          0.866            845,006
                                                       2008      1.089          0.633            896,168
                                                       2007      1.047          1.089            844,005
                                                       2006      0.996          1.047            747,772

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                 --
                                                       2005      0.980          0.987          1,262,740
                                                       2004      0.992          0.980            270,004
                                                       2003      1.000          0.992                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.231          1.284                 --
                                                       2005      1.200          1.231            188,337
                                                       2004      1.151          1.200             16,464
                                                       2003      1.000          1.151                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.642          1.784                 --
                                                       2005      1.472          1.642            176,550
                                                       2004      1.265          1.472              2,002
                                                       2003      1.000          1.265                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.994          1.027                 --
                                                       2006      0.985          0.994            413,296
                                                       2005      0.990          0.985            138,047
                                                       2004      0.982          0.990              4,059
                                                       2003      1.000          0.982                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.103                 --
                                                       2005      0.996          0.986             42,144
                                                       2004      1.024          0.996              1,156

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.084          1.146                 --
                                                       2005      1.068          1.084            186,257
                                                       2004      1.044          1.068                 --
                                                       2003      1.000          1.044                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.293          1.319                 --
                                                       2010      1.213          1.293          1,855,668
                                                       2009      1.057          1.213          1,716,896
                                                       2008      1.090          1.057          1,132,743
                                                       2007      1.079          1.090            851,738

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.029          0.970            838,235
                                                       2010      0.963          1.029          1,002,389
                                                       2009      0.850          0.963            971,619
                                                       2008      1.289          0.850          1,152,185
                                                       2007      1.238          1.289            738,635
                                                       2006      1.080          1.238            648,536
                                                       2005      0.986          1.080            247,718

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.111          2.325            374,021
                                                       2010      2.751          3.111            467,709
                                                       2009      1.616          2.751            478,714
                                                       2008      3.962          1.616            392,743
                                                       2007      2.843          3.962            362,481
                                                       2006      2.145          2.843            279,464
                                                       2005      1.593          2.145            110,248
                                                       2004      1.372          1.593                 --
                                                       2003      1.000          1.372                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.352          1.399            443,450
                                                       2010      1.159          1.352            470,533
                                                       2009      1.040          1.159            499,243
                                                       2008      1.530          1.040            562,329
                                                       2007      1.556          1.530            692,157
                                                       2006      1.302          1.556            387,094
                                                       2005      1.261          1.302            159,828
                                                       2004      1.111          1.261              1,953
                                                       2003      1.000          1.111                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.236          1.354                 --
                                                       2006      1.060          1.236              4,418
                                                       2005      0.977          1.060             19,224

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.454          1.837                 --
                                                       2005      1.379          1.454             26,518
                                                       2004      1.193          1.379                 --
                                                       2003      0.990          1.193                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.318          1.407                 --
                                                       2010      1.164          1.318            782,086
                                                       2009      0.953          1.164            827,996
                                                       2008      1.484          0.953            870,388
                                                       2007      1.448          1.484            876,327
                                                       2006      1.272          1.448            455,560
                                                       2005      1.227          1.272            394,294
                                                       2004      1.131          1.227                 --
                                                       2003      1.000          1.131                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.729          0.725                 --
                                                       2008      1.133          0.729          2,782,170
                                                       2007      1.135          1.133          2,222,632
                                                       2006      1.035          1.135          1,424,978
                                                       2005      0.996          1.035            114,430

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.222          1.307                 --
                                                       2009      0.780          1.222          2,153,739
                                                       2008      1.239          0.780          1,561,877
                                                       2007      1.200          1.239          1,488,718
                                                       2006      1.133          1.200            873,996
                                                       2005      1.139          1.133            152,759
                                                       2004      1.081          1.139                 --
                                                       2003      1.000          1.081                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.732          0.699                 --
                                                       2008      1.243          0.732          1,046,766
                                                       2007      1.208          1.243            901,767
                                                       2006      1.079          1.208            783,935
                                                       2005      1.003          1.079            471,583

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.118          1.058         64,115,693
                                                       2010      0.996          1.118         67,093,347
                                                       2009      0.767          0.996         69,942,656
                                                       2008      1.208          0.767         73,180,720
                                                       2007      1.168          1.208         60,850,809
                                                       2006      1.060          1.168         37,017,997
                                                       2005      0.983          1.060          1,160,964

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.129          1.081         25,550,474
                                                       2010      1.013          1.129         27,045,384
                                                       2009      0.788          1.013         27,575,738
                                                       2008      1.169          0.788         29,025,111
                                                       2007      1.131          1.169         25,120,906
                                                       2006      1.045          1.131         14,750,685
                                                       2005      0.992          1.045            707,003

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.637          0.670                 --
                                                       2008      1.278          0.637            187,658
                                                       2007      1.216          1.278            177,229
                                                       2006      1.140          1.216             37,847
                                                       2005      1.129          1.140             10,683
                                                       2004      1.086          1.129                 --
                                                       2003      1.000          1.086                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.114          1.016                 --
                                                       2008      2.077          1.114            156,850
                                                       2007      1.875          2.077            172,734
                                                       2006      1.563          1.875            123,275
                                                       2005      1.387          1.563             39,036
                                                       2004      1.197          1.387                 --
                                                       2003      0.996          1.197                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.560          1.437            543,373
                                                       2010      1.353          1.560            699,721
                                                       2009      1.104          1.353            763,643
                                                       2008      1.704          1.104            724,375
                                                       2007      1.653          1.704            720,776
                                                       2006      1.505          1.653            501,696
                                                       2005      1.430          1.505            225,231
                                                       2004      1.200          1.430             14,164
                                                       2003      1.000          1.200                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.740          0.760                 --
                                                       2008      1.227          0.740            344,348
                                                       2007      1.160          1.227            381,437
                                                       2006      1.153          1.160            321,566
                                                       2005      1.090          1.153            150,546
                                                       2004      1.028          1.090              2,106

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.858          1.995            260,473
                                                       2010      1.477          1.858            266,952
                                                       2009      1.148          1.477            265,718
                                                       2008      1.904          1.148            250,224
                                                       2007      2.406          1.904            334,000
                                                       2006      1.802          2.406            251,457
                                                       2005      1.603          1.802            107,773
                                                       2004      1.211          1.603                788
                                                       2003      1.000          1.211                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.153          1.356                 --
                                                       2006      1.093          1.153             74,198
                                                       2005      1.068          1.093             36,466
                                                       2004      1.061          1.068                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.945          0.900                 --
                                                       2008      1.560          0.945            318,190
                                                       2007      1.719          1.560            300,267
                                                       2006      1.539          1.719            252,134
                                                       2005      1.416          1.539             87,838
                                                       2004      1.207          1.416                 --
                                                       2003      1.000          1.207                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.291          1.368                 --
                                                       2005      1.299          1.291              1,437
                                                       2004      1.173          1.299                 --
                                                       2003      1.000          1.173                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.050          1.108                 --
                                                       2008      1.215          1.050          3,917,463
                                                       2007      1.170          1.215          3,385,599
                                                       2006      1.126          1.170          1,734,444
                                                       2005      1.123          1.126            563,381
                                                       2004      1.044          1.123             20,010
                                                       2003      1.000          1.044                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.405          1.399                 --
                                                       2006      1.248          1.405            199,064
                                                       2005      1.219          1.248            146,050
                                                       2004      1.119          1.219                 --
                                                       2003      0.993          1.119                 --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.243               --
                                                       2006      1.127          1.169          100,852
                                                       2005      1.062          1.127          102,564
                                                       2004      1.000          1.062               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.339          1.320               --
                                                       2007      1.253          1.339           48,930
                                                       2006      1.155          1.253           20,570
                                                       2005      1.101          1.155               --
                                                       2004      1.000          1.101               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.157          1.199           84,836
                                                       2010      0.981          1.157           95,277
                                                       2009      0.855          0.981           97,909
                                                       2008      1.199          0.855           27,190
                                                       2007      1.260          1.199           28,069
                                                       2006      1.101          1.260           23,082
                                                       2005      1.088          1.101           21,819
                                                       2004      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.291          1.202            8,863
                                                       2010      1.035          1.291            9,504
                                                       2009      0.737          1.035           10,090
                                                       2008      1.311          0.737           13,652
                                                       2007      1.206          1.311           45,305
                                                       2006      1.134          1.206           27,980
                                                       2005      1.107          1.134               --
                                                       2004      1.000          1.107               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.378          1.204               --
                                                       2010      1.300          1.378            1,289
                                                       2009      0.970          1.300            4,681
                                                       2008      1.665          0.970            6,651
                                                       2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.098          1.097           60,384
                                                       2010      0.900          1.098           73,857
                                                       2009      0.686          0.900           80,596
                                                       2008      1.181          0.686           78,465
                                                       2007      1.232          1.181           76,228

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.985          1.037               --
                                                       2010      0.898          0.985               --
                                                       2009      0.749          0.898               --
                                                       2008      1.178          0.749               --
                                                       2007      1.179          1.178           39,991

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.095          1.004               --
                                                       2010      0.960          1.095               --
                                                       2009      0.759          0.960               --
                                                       2008      1.224          0.759               --
                                                       2007      1.284          1.224               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      0.976          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.154          1.184               --
                                                       2006      1.052          1.154           22,928
                                                       2005      1.044          1.052               --
                                                       2004      1.000          1.044               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.204          1.243               --
                                                       2006      1.112          1.204           51,528
                                                       2005      1.037          1.112            8,278
                                                       2004      1.000          1.037               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.387          1.388           75,532
                                                       2010      1.318          1.387          135,492

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.072          0.993          186,468
                                                       2010      0.893          1.072          223,296
                                                       2009      0.667          0.893          229,127
                                                       2008      1.061          0.667          251,501

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.714          0.677               --
                                                       2008      1.276          0.714           91,316
                                                       2007      1.228          1.276           94,385

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.398          1.221          185,757
                                                       2010      1.284          1.398          246,499
                                                       2009      0.998          1.284          285,027
                                                       2008      1.771          0.998          327,394
                                                       2007      1.694          1.771               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.891          0.859           68,819
                                                       2010      0.833          0.891           70,502
                                                       2009      0.593          0.833           65,912
                                                       2008      1.121          0.593           68,441
                                                       2007      1.003          1.121          108,075
                                                       2006      0.994          1.003           88,431

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.373          1.360           24,862

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.258          1.102          118,734

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.413          1.429          312,669
                                                       2010      1.289          1.413          312,156
                                                       2009      1.059          1.289          315,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.019          0.906           87,639
                                                       2010      0.872          1.019           98,884
                                                       2009      0.696          0.872          100,754

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.013          0.991          169,646
                                                       2010      1.036          1.013           38,483
                                                       2009      1.055          1.036           62,582
                                                       2008      1.049          1.055           13,530
                                                       2007      1.022          1.049           24,586
                                                       2006      1.003          1.022           16,140

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.024          1.023          113,808
                                                       2010      0.953          1.024          121,799
                                                       2009      0.824          0.953          131,336
                                                       2008      1.086          0.824          134,127
                                                       2007      1.109          1.086          193,463

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.980          0.878          171,178
                                                       2010      0.865          0.980          182,880
                                                       2009      0.633          0.865          200,176
                                                       2008      1.088          0.633          186,927
                                                       2007      1.047          1.088          195,182
                                                       2006      0.996          1.047          213,066

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.092          1.138               --
                                                       2005      1.065          1.092            8,108
                                                       2004      1.000          1.065               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.299          1.411               --
                                                       2005      1.165          1.299          130,974
                                                       2004      1.000          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.996          1.028               --
                                                       2006      0.987          0.996           40,869
                                                       2005      0.992          0.987           39,202
                                                       2004      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.102               --
                                                       2005      0.996          0.986               --
                                                       2004      1.024          0.996               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.094               --
                                                       2005      1.020          1.035            3,976
                                                       2004      1.000          1.020               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.291          1.317               --
                                                       2010      1.212          1.291           29,176
                                                       2009      1.057          1.212           20,384
                                                       2008      1.090          1.057           19,251
                                                       2007      1.079          1.090           35,992

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.026          0.966           52,450
                                                       2010      0.960          1.026           55,757
                                                       2009      0.849          0.960           60,086
                                                       2008      1.287          0.849           58,191
                                                       2007      1.237          1.287           57,785
                                                       2006      1.080          1.237               --
                                                       2005      0.986          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      2.224          1.661           41,499
                                                       2010      1.968          2.224           36,996
                                                       2009      1.156          1.968           41,530
                                                       2008      2.837          1.156           47,696
                                                       2007      2.037          2.837           42,036
                                                       2006      1.537          2.037           27,146
                                                       2005      1.142          1.537               --
                                                       2004      1.000          1.142               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.210          1.251               --
                                                       2010      1.038          1.210               --
                                                       2009      0.932          1.038               --
                                                       2008      1.371          0.932               --
                                                       2007      1.395          1.371               --
                                                       2006      1.168          1.395               --
                                                       2005      1.132          1.168               --
                                                       2004      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235            3,927
                                                       2005      0.977          1.059            3,937

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.257          1.586               --
                                                       2005      1.192          1.257               --
                                                       2004      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.181          1.260               --
                                                       2010      1.044          1.181          130,249
                                                       2009      0.855          1.044          136,301
                                                       2008      1.332          0.855          127,614
                                                       2007      1.300          1.332          135,240
                                                       2006      1.143          1.300          141,624
                                                       2005      1.103          1.143          140,572
                                                       2004      1.000          1.103               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.727          0.724               --
                                                       2008      1.132          0.727           16,031
                                                       2007      1.134          1.132           17,782
                                                       2006      1.035          1.134            1,902
                                                       2005      0.996          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.103          1.180               --
                                                       2009      0.705          1.103              848
                                                       2008      1.120          0.705              993
                                                       2007      1.085          1.120          238,858
                                                       2006      1.025          1.085          359,442
                                                       2005      1.031          1.025               --
                                                       2004      1.000          1.031               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.731          0.698               --
                                                       2008      1.242          0.731          131,565
                                                       2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      1.003          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.114          1.054            9,049
                                                       2010      0.993          1.114          123,368
                                                       2009      0.766          0.993          123,409
                                                       2008      1.206          0.766            9,172
                                                       2007      1.167          1.206               --
                                                       2006      1.059          1.167               --
                                                       2005      0.983          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.126          1.078           41,570
                                                       2010      1.010          1.126           41,651
                                                       2009      0.786          1.010           41,794
                                                       2008      1.167          0.786           41,987
                                                       2007      1.130          1.167           45,883
                                                       2006      1.045          1.130           45,924
                                                       2005      0.992          1.045           40,276

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.597          0.627               --
                                                       2008      1.197          0.597               --
                                                       2007      1.140          1.197               --
                                                       2006      1.069          1.140               --
                                                       2005      1.060          1.069               --
                                                       2004      1.000          1.060               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.946          0.863               --
                                                       2008      1.763          0.946               --
                                                       2007      1.593          1.763               --
                                                       2006      1.329          1.593               --
                                                       2005      1.180          1.329               --
                                                       2004      1.000          1.180               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.273          1.172               --
                                                       2010      1.104          1.273               --
                                                       2009      0.901          1.104               --
                                                       2008      1.392          0.901               --
                                                       2007      1.351          1.392               --
                                                       2006      1.231          1.351               --
                                                       2005      1.170          1.231               --
                                                       2004      1.000          1.170               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.738          0.758               --
                                                       2008      1.224          0.738           72,759
                                                       2007      1.158          1.224           77,665
                                                       2006      1.152          1.158           82,911
                                                       2005      1.089          1.152           81,915
                                                       2004      1.028          1.089               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.433          1.538           49,874
                                                       2010      1.140          1.433           54,993
                                                       2009      0.886          1.140           57,343
                                                       2008      1.470          0.886           46,566
                                                       2007      1.859          1.470           76,956
                                                       2006      1.393          1.859           47,009
                                                       2005      1.240          1.393            6,621
                                                       2004      1.000          1.240               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.151          1.353               --
                                                       2006      1.092          1.151            3,723
                                                       2005      1.068          1.092               --
                                                       2004      1.061          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.757          0.721               --
                                                       2008      1.251          0.757           41,620
                                                       2007      1.378          1.251           34,778
                                                       2006      1.235          1.378            5,080
                                                       2005      1.137          1.235               --
                                                       2004      1.000          1.137               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.082          1.146               --
                                                       2005      1.089          1.082               --
                                                       2004      1.000          1.089               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.987          1.042               --
                                                       2008      1.143          0.987          132,054
                                                       2007      1.101          1.143          161,643
                                                       2006      1.060          1.101          165,687
                                                       2005      1.058          1.060          152,594
                                                       2004      1.000          1.058               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.253          1.247               --
                                                       2006      1.113          1.253           13,181
                                                       2005      1.088          1.113           13,647
                                                       2004      1.000          1.088               --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.393          1.482                --
                                                       2006      1.344          1.393           684,855
                                                       2005      1.267          1.344           716,175
                                                       2004      1.219          1.267           689,264
                                                       2003      1.000          1.219           128,865

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.669          1.645                --
                                                       2007      1.563          1.669           289,693
                                                       2006      1.441          1.563           285,922
                                                       2005      1.374          1.441           283,768
                                                       2004      1.238          1.374           241,962
                                                       2003      1.000          1.238            19,208

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.391          1.441           698,636
                                                       2010      1.180          1.391           761,573
                                                       2009      1.029          1.180           826,413
                                                       2008      1.444          1.029           970,424
                                                       2007      1.518          1.444         1,157,148
                                                       2006      1.327          1.518         1,295,206
                                                       2005      1.312          1.327         1,395,984
                                                       2004      1.210          1.312         1,267,817
                                                       2003      1.000          1.210           302,021

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.683          1.565           394,693
                                                       2010      1.349          1.683           433,418
                                                       2009      0.962          1.349           499,780
                                                       2008      1.711          0.962           423,284
                                                       2007      1.574          1.711           474,991
                                                       2006      1.482          1.574           528,578
                                                       2005      1.447          1.482           543,569
                                                       2004      1.328          1.447           524,690
                                                       2003      1.000          1.328           177,710

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.838          1.605           659,711
                                                       2010      1.735          1.838           726,578
                                                       2009      1.296          1.735           720,976
                                                       2008      2.224          1.296           654,891
                                                       2007      1.971          2.224           723,589
                                                       2006      1.661          1.971           709,070
                                                       2005      1.542          1.661         1,084,809
                                                       2004      1.331          1.542           561,804
                                                       2003      1.000          1.331            93,864

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.403          1.401           598,391
                                                       2010      1.151          1.403           692,220
                                                       2009      0.878          1.151           773,260
                                                       2008      1.512          0.878           830,731
                                                       2007      1.577          1.512           920,562

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.106          1.164           182,083
                                                       2010      1.009          1.106           215,436
                                                       2009      0.842          1.009           224,692
                                                       2008      1.325          0.842           234,511
                                                       2007      1.326          1.325           235,616

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.431          1.312           117,821
                                                       2010      1.255          1.431           123,958
                                                       2009      0.993          1.255           143,417
                                                       2008      1.602          0.993           161,507
                                                       2007      1.681          1.602           189,239

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.187          1.241                --
                                                       2006      1.030          1.187               532
                                                       2005      0.976          1.030                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.298          1.332                --
                                                       2006      1.183          1.298           241,915
                                                       2005      1.176          1.183           250,017
                                                       2004      1.109          1.176           176,553
                                                       2003      1.000          1.109            65,191

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.542          1.592                --
                                                       2006      1.424          1.542         1,052,608
                                                       2005      1.329          1.424         1,089,644
                                                       2004      1.250          1.329         1,018,896
                                                       2003      1.000          1.250           258,579

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.520          1.520         1,640,574
                                                       2010      1.445          1.520         1,528,073

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.069          0.990           447,407
                                                       2010      0.890          1.069           576,675
                                                       2009      0.666          0.890           666,203
                                                       2008      1.060          0.666           700,535

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.851          0.806                --
                                                       2008      1.520          0.851           503,405
                                                       2007      1.463          1.520           565,992

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.771          1.545           540,687
                                                       2010      1.627          1.771           574,162
                                                       2009      1.265          1.627           564,512
                                                       2008      2.246          1.265           655,778
                                                       2007      2.149          2.246            38,853

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.889          0.856           338,166
                                                       2010      0.831          0.889           519,645
                                                       2009      0.592          0.831           514,686
                                                       2008      1.120          0.592           395,198
                                                       2007      1.003          1.120           408,151
                                                       2006      0.994          1.003           386,089

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.409          1.396         1,387,380

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.486          1.301           978,361

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.384          1.400         1,675,210
                                                       2010      1.264          1.384         1,803,608
                                                       2009      1.039          1.264         1,734,673

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.213          1.078           469,671
                                                       2010      1.037          1.213           495,260
                                                       2009      0.829          1.037           495,607

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.996          0.973         2,398,749
                                                       2010      1.019          0.996         2,788,304
                                                       2009      1.038          1.019         2,986,298
                                                       2008      1.033          1.038         4,776,389
                                                       2007      1.006          1.033         2,191,855
                                                       2006      0.988          1.006         3,150,633

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.021          1.020           370,833
                                                       2010      0.952          1.021           417,631
                                                       2009      0.823          0.952           377,004
                                                       2008      1.085          0.823           237,057
                                                       2007      1.109          1.085           467,325

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.978          0.875           522,909
                                                       2010      0.863          0.978           617,126
                                                       2009      0.632          0.863           683,959
                                                       2008      1.087          0.632           749,310
                                                       2007      1.047          1.087           994,696
                                                       2006      0.996          1.047         1,017,666

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         2,155,851
                                                       2004      0.989          0.977         1,991,303
                                                       2003      1.000          0.989           226,850

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.310          1.366                --
                                                       2005      1.278          1.310           403,382
                                                       2004      1.227          1.278           357,913
                                                       2003      1.000          1.227            81,960

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.821          1.978                --
                                                       2005      1.634          1.821           582,730
                                                       2004      1.406          1.634           550,598
                                                       2003      1.000          1.406            77,896

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.000          1.032                --
                                                       2006      0.992          1.000           987,161
                                                       2005      0.997          0.992           995,000
                                                       2004      0.991          0.997           954,321
                                                       2003      1.000          0.991           271,430

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.100                --
                                                       2005      0.996          0.985           197,218
                                                       2004      1.024          0.996           192,784

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.144          1.209                --
                                                       2005      1.129          1.144           304,506
                                                       2004      1.105          1.129           234,673
                                                       2003      1.000          1.105            57,723

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.289          1.314                --
                                                       2010      1.211          1.289           803,814
                                                       2009      1.056          1.211         1,019,208
                                                       2008      1.090          1.056         1,064,525
                                                       2007      1.079          1.090           938,618

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.023          0.963           201,471
                                                       2010      0.958          1.023           214,775
                                                       2009      0.847          0.958           227,693
                                                       2008      1.285          0.847           379,868
                                                       2007      1.236          1.285           245,422
                                                       2006      1.080          1.236           212,933
                                                       2005      0.986          1.080           155,229

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.382          2.525           363,716
                                                       2010      2.994          3.382           432,005
                                                       2009      1.760          2.994           429,992
                                                       2008      4.320          1.760           286,616
                                                       2007      3.104          4.320           338,459
                                                       2006      2.344          3.104           393,737
                                                       2005      1.743          2.344           452,600
                                                       2004      1.503          1.743           420,827
                                                       2003      1.000          1.503            10,906

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.449          1.497           713,762
                                                       2010      1.243          1.449           766,227
                                                       2009      1.117          1.243           851,285
                                                       2008      1.644          1.117           892,893
                                                       2007      1.674          1.644           986,290
                                                       2006      1.402          1.674         1,013,761
                                                       2005      1.360          1.402         1,306,649
                                                       2004      1.199          1.360         1,020,839
                                                       2003      1.000          1.199           384,020

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.234          1.350                --
                                                       2006      1.059          1.234             5,287
                                                       2005      0.977          1.059                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.554          1.961                --
                                                       2005      1.475          1.554           106,663
                                                       2004      1.277          1.475           116,206
                                                       2003      1.000          1.277            24,796

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.396          1.490                --
                                                       2010      1.234          1.396         1,244,773
                                                       2009      1.011          1.234         1,358,317
                                                       2008      1.577          1.011         1,630,924
                                                       2007      1.540          1.577         1,911,491
                                                       2006      1.354          1.540         1,522,423
                                                       2005      1.308          1.354         1,615,646
                                                       2004      1.207          1.308         1,563,684
                                                       2003      1.000          1.207           389,324

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.726          0.722                --
                                                       2008      1.130          0.726           111,038
                                                       2007      1.133          1.130            73,539
                                                       2006      1.035          1.133            35,830
                                                       2005      0.996          1.035            24,020

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.289          1.378                --
                                                       2009      0.824          1.289         1,503,215
                                                       2008      1.310          0.824         1,550,398
                                                       2007      1.270          1.310         1,786,961
                                                       2006      1.200          1.270         2,163,697
                                                       2005      1.208          1.200         2,155,405
                                                       2004      1.147          1.208         2,106,122
                                                       2003      1.000          1.147           758,360

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.729          0.696                --
                                                       2008      1.240          0.729           170,763
                                                       2007      1.206          1.240           177,545
                                                       2006      1.079          1.206           177,551
                                                       2005      1.003          1.079           177,118

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.111          1.050           667,804
                                                       2010      0.991          1.111           517,405
                                                       2009      0.764          0.991           678,317
                                                       2008      1.205          0.764           742,446
                                                       2007      1.166          1.205           787,443
                                                       2006      1.059          1.166           695,213
                                                       2005      0.983          1.059           719,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.122          1.074         2,304,054
                                                       2010      1.008          1.122         2,618,202
                                                       2009      0.785          1.008         2,174,172
                                                       2008      1.166          0.785         1,024,682
                                                       2007      1.129          1.166         1,224,317
                                                       2006      1.044          1.129           829,791
                                                       2005      0.992          1.044           516,585

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.671          0.704                --
                                                       2008      1.346          0.671           297,112
                                                       2007      1.282          1.346           341,783
                                                       2006      1.203          1.282           353,351
                                                       2005      1.193          1.203           347,038
                                                       2004      1.148          1.193           329,029
                                                       2003      1.000          1.148           138,078

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.188          1.084                --
                                                       2008      2.217          1.188           351,206
                                                       2007      2.003          2.217           418,217
                                                       2006      1.672          2.003           387,158
                                                       2005      1.485          1.672           296,327
                                                       2004      1.283          1.485           265,602
                                                       2003      1.000          1.283            18,951

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.700          1.564           463,815
                                                       2010      1.476          1.700           606,780
                                                       2009      1.205          1.476           720,359
                                                       2008      1.862          1.205           736,715
                                                       2007      1.809          1.862           816,809
                                                       2006      1.649          1.809           908,073
                                                       2005      1.567          1.649           956,112
                                                       2004      1.317          1.567           816,187
                                                       2003      1.000          1.317           378,118

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.736          0.756                --
                                                       2008      1.222          0.736           387,382
                                                       2007      1.157          1.222           510,379
                                                       2006      1.151          1.157           624,559
                                                       2005      1.089          1.151           666,819
                                                       2004      1.028          1.089           449,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.912          2.051           231,318
                                                       2010      1.522          1.912           265,534
                                                       2009      1.184          1.522           282,170
                                                       2008      1.965          1.184           274,615
                                                       2007      2.486          1.965           293,175
                                                       2006      1.864          2.486           337,527
                                                       2005      1.660          1.864           356,839
                                                       2004      1.255          1.660           339,942
                                                       2003      1.000          1.255           108,735

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.351                --
                                                       2006      1.091          1.150           137,831
                                                       2005      1.067          1.091           156,703
                                                       2004      1.061          1.067           141,213

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.049          0.999                --
                                                       2008      1.735          1.049           490,764
                                                       2007      1.913          1.735           553,519
                                                       2006      1.715          1.913           606,443
                                                       2005      1.579          1.715           558,956
                                                       2004      1.348          1.579           518,018
                                                       2003      1.000          1.348           236,961

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.406          1.488                --
                                                       2005      1.415          1.406            90,044
                                                       2004      1.279          1.415            86,203
                                                       2003      1.000          1.279            50,082

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.084          1.144                --
                                                       2008      1.256          1.084         1,415,802
                                                       2007      1.211          1.256         1,871,087
                                                       2006      1.166          1.211         2,072,843
                                                       2005      1.165          1.166         2,115,772
                                                       2004      1.084          1.165         1,984,753
                                                       2003      1.000          1.084           281,928

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.485          1.477                --
                                                       2006      1.320          1.485           733,116
                                                       2005      1.291          1.320           776,783
                                                       2004      1.186          1.291           755,244
                                                       2003      1.000          1.186            12,737

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.166          1.239                 --
                                                       2006      1.125          1.166                 --
                                                       2005      1.061          1.125                 --
                                                       2004      1.000          1.061                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.334          1.315                 --
                                                       2007      1.250          1.334                 --
                                                       2006      1.153          1.250                 --
                                                       2005      1.100          1.153                 --
                                                       2004      1.000          1.100                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.149          1.190             20,878
                                                       2010      0.975          1.149             22,127
                                                       2009      0.851          0.975             23,472
                                                       2008      1.195          0.851             23,472
                                                       2007      1.257          1.195             23,472
                                                       2006      1.099          1.257             23,472
                                                       2005      1.087          1.099                 --
                                                       2004      1.000          1.087                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.282          1.192                 --
                                                       2010      1.029          1.282                 --
                                                       2009      0.734          1.029                 --
                                                       2008      1.306          0.734                 --
                                                       2007      1.202          1.306                 --
                                                       2006      1.132          1.202                 --
                                                       2005      1.106          1.132                 --
                                                       2004      1.000          1.106                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.369          1.195                 --
                                                       2010      1.293          1.369                 --
                                                       2009      0.966          1.293                 --
                                                       2008      1.659          0.966                 --
                                                       2007      1.471          1.659                 --
                                                       2006      1.240          1.471                 --
                                                       2005      1.152          1.240                 --
                                                       2004      1.000          1.152                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.091          1.088                 (0)
                                                       2010      0.895          1.091                 (0)
                                                       2009      0.683          0.895                 (0)
                                                       2008      1.177          0.683             24,358
                                                       2007      1.228          1.177             24,358

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.978          1.029            590,021
                                                       2010      0.893          0.978            403,758
                                                       2009      0.746          0.893            436,993
                                                       2008      1.174          0.746            425,987
                                                       2007      1.176          1.174            517,962

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.087          0.996                 --
                                                       2010      0.955          1.087                 --
                                                       2009      0.756          0.955                 --
                                                       2008      1.220          0.756                 --
                                                       2007      1.280          1.220                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.185          1.239                 --
                                                       2006      1.030          1.185                 --
                                                       2005      0.976          1.030                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.151          1.181                 --
                                                       2006      1.050          1.151            156,511
                                                       2005      1.044          1.050                 --
                                                       2004      1.000          1.044                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.239                 --
                                                       2006      1.110          1.201             24,358
                                                       2005      1.036          1.110                 --
                                                       2004      1.000          1.036                 --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.377          1.377            439,433
                                                       2010      1.310          1.377            466,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.066          0.987             22,778
                                                       2010      0.888          1.066              1,211
                                                       2009      0.665          0.888              1,320
                                                       2008      1.058          0.665              1,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.711          0.674                 --
                                                       2008      1.271          0.711                 --
                                                       2007      1.224          1.271                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.389          1.211             85,215
                                                       2010      1.276          1.389            110,147
                                                       2009      0.993          1.276            123,124
                                                       2008      1.764          0.993            144,732
                                                       2007      1.688          1.764                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.886          0.854                 --
                                                       2010      0.830          0.886                 --
                                                       2009      0.591          0.830                 --
                                                       2008      1.119          0.591                 --
                                                       2007      1.003          1.119                 --
                                                       2006      0.994          1.003                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.363          1.350          1,457,451

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.249          1.093                 --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.403          1.418          2,707,456
                                                       2010      1.282          1.403          2,766,113
                                                       2009      1.054          1.282          1,986,678

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.012          0.899                 --
                                                       2010      0.866          1.012                 --
                                                       2009      0.693          0.866                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.006          0.983          2,956,894
                                                       2010      1.030          1.006          3,591,722
                                                       2009      1.050          1.030          5,196,783
                                                       2008      1.045          1.050          5,906,840
                                                       2007      1.019          1.045          5,419,780
                                                       2006      1.001          1.019          3,247,845

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.019          1.017            931,473
                                                       2010      0.950          1.019          1,256,163
                                                       2009      0.822          0.950          1,626,999
                                                       2008      1.084          0.822            737,743
                                                       2007      1.108          1.084            451,073

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.975          0.873                 --
                                                       2010      0.861          0.975                 --
                                                       2009      0.631          0.861                 --
                                                       2008      1.087          0.631                 --
                                                       2007      1.046          1.087                 --
                                                       2006      0.996          1.046                 --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                 --
                                                       2005      0.990          0.995                 --
                                                       2004      1.000          0.990                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.090          1.136                 --
                                                       2005      1.064          1.090                 --
                                                       2004      1.000          1.064                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.296          1.408                 --
                                                       2005      1.164          1.296                 --
                                                       2004      1.000          1.164                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.024                 --
                                                       2006      0.986          0.993            104,391
                                                       2005      0.991          0.986                 --
                                                       2004      1.000          0.991                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099                 --
                                                       2005      0.995          0.984                 --
                                                       2004      1.024          0.995                 --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.033          1.091                 --
                                                       2005      1.019          1.033                 --
                                                       2004      1.000          1.019                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.287          1.312                 --
                                                       2010      1.209          1.287          1,592,349
                                                       2009      1.056          1.209          1,616,425
                                                       2008      1.090          1.056            761,951
                                                       2007      1.079          1.090            358,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.020          0.960             21,626
                                                       2010      0.956          1.020             22,919
                                                       2009      0.845          0.956             24,311
                                                       2008      1.283          0.845             24,311
                                                       2007      1.235          1.283             24,311
                                                       2006      1.079          1.235             24,311
                                                       2005      0.986          1.079                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      2.209          1.648                 --
                                                       2010      1.956          2.209                 --
                                                       2009      1.151          1.956                 --
                                                       2008      2.826          1.151             15,081
                                                       2007      2.031          2.826             15,081
                                                       2006      1.534          2.031             15,081
                                                       2005      1.142          1.534                 --
                                                       2004      1.000          1.142                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.202          1.242             18,990
                                                       2010      1.032          1.202             20,126
                                                       2009      0.928          1.032             21,349
                                                       2008      1.366          0.928             21,349
                                                       2007      1.391          1.366             21,349
                                                       2006      1.166          1.391             21,349
                                                       2005      1.131          1.166                 --
                                                       2004      1.000          1.131                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.233          1.348                 --
                                                       2006      1.058          1.233                 --
                                                       2005      0.977          1.058                 --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.254          1.582                 --
                                                       2005      1.191          1.254                 --
                                                       2004      1.000          1.191                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.173          1.251                 --
                                                       2010      1.038          1.173                 --
                                                       2009      0.851          1.038                 --
                                                       2008      1.327          0.851                 --
                                                       2007      1.297          1.327                 --
                                                       2006      1.141          1.297                 --
                                                       2005      1.102          1.141                 --
                                                       2004      1.000          1.102                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.724          0.721                 --
                                                       2008      1.129          0.724          1,317,304
                                                       2007      1.132          1.129          1,404,189
                                                       2006      1.034          1.132            855,991
                                                       2005      0.996          1.034                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.097          1.173                 --
                                                       2009      0.702          1.097            490,933
                                                       2008      1.116          0.702            510,145
                                                       2007      1.082          1.116            524,531
                                                       2006      1.023          1.082            425,874
                                                       2005      1.030          1.023                 --
                                                       2004      1.000          1.030                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.728          0.695                 --
                                                       2008      1.238          0.728                 --
                                                       2007      1.205          1.238                 --
                                                       2006      1.078          1.205                 --
                                                       2005      1.003          1.078                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.108          1.047         68,355,955
                                                       2010      0.988          1.108         72,697,844
                                                       2009      0.763          0.988         73,786,672
                                                       2008      1.203          0.763         75,458,706
                                                       2007      1.165          1.203         60,691,117
                                                       2006      1.058          1.165         31,526,282
                                                       2005      0.982          1.058                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.119          1.070         20,568,358
                                                       2010      1.006          1.119         22,427,269
                                                       2009      0.783          1.006         22,502,046
                                                       2008      1.164          0.783         22,384,664
                                                       2007      1.128          1.164         21,116,559
                                                       2006      1.044          1.128         12,102,828
                                                       2005      0.992          1.044                 --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.594          0.624                 --
                                                       2008      1.193          0.594                 --
                                                       2007      1.137          1.193                 --
                                                       2006      1.067          1.137                 --
                                                       2005      1.059          1.067                 --
                                                       2004      1.000          1.059                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.941          0.858                 --
                                                       2008      1.757          0.941                 --
                                                       2007      1.588          1.757                 --
                                                       2006      1.326          1.588                 --
                                                       2005      1.179          1.326                 --
                                                       2004      1.000          1.179                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.264          1.163                 --
                                                       2010      1.098          1.264                 --
                                                       2009      0.897          1.098                 --
                                                       2008      1.387          0.897                 --
                                                       2007      1.348          1.387                 --
                                                       2006      1.229          1.348                 --
                                                       2005      1.169          1.229                 --
                                                       2004      1.000          1.169                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.735          0.755                 --
                                                       2008      1.220          0.735                 --
                                                       2007      1.155          1.220                 --
                                                       2006      1.150          1.155                 --
                                                       2005      1.088          1.150                 --
                                                       2004      1.028          1.088                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.423          1.526                 --
                                                       2010      1.133          1.423                 --
                                                       2009      0.882          1.133                 --
                                                       2008      1.465          0.882                 --
                                                       2007      1.854          1.465                 --
                                                       2006      1.391          1.854                 --
                                                       2005      1.239          1.391                 --
                                                       2004      1.000          1.239                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.148          1.348                 --
                                                       2006      1.090          1.148                 --
                                                       2005      1.067          1.090                 --
                                                       2004      1.061          1.067                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.753          0.717                 --
                                                       2008      1.246          0.753                 --
                                                       2007      1.374          1.246                 --
                                                       2006      1.233          1.374                 --
                                                       2005      1.136          1.233                 --
                                                       2004      1.000          1.136                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.081          1.144                 --
                                                       2005      1.088          1.081                 --
                                                       2004      1.000          1.088                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.982          1.036                 --
                                                       2008      1.139          0.982          2,205,080
                                                       2007      1.098          1.139          1,593,842
                                                       2006      1.058          1.098            530,231
                                                       2005      1.057          1.058                 --
                                                       2004      1.000          1.057                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.249          1.242                 --
                                                       2006      1.111          1.249                 --
                                                       2005      1.087          1.111                 --
                                                       2004      1.000          1.087                 --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.158          1.231                --
                                                       2006      1.118          1.158            59,982
                                                       2005      1.054          1.118            38,132
                                                       2004      1.000          1.054             7,548

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.289          1.271                --
                                                       2007      1.209          1.289           115,905
                                                       2006      1.115          1.209           110,704
                                                       2005      1.065          1.115            53,945
                                                       2004      1.000          1.065             7,466

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.129          1.169           175,779
                                                       2010      0.959          1.129           191,623
                                                       2009      0.837          0.959           225,156
                                                       2008      1.176          0.837           546,969
                                                       2007      1.238          1.176           182,271
                                                       2006      1.083          1.238           163,308
                                                       2005      1.072          1.083           116,508
                                                       2004      1.000          1.072             7,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.254          1.165           626,682
                                                       2010      1.006          1.254           735,241
                                                       2009      0.718          1.006           818,470
                                                       2008      1.279          0.718           230,857
                                                       2007      1.178          1.279           240,490
                                                       2006      1.110          1.178           144,195
                                                       2005      1.085          1.110            83,477
                                                       2004      1.000          1.085                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.369          1.195           497,969
                                                       2010      1.294          1.369           491,308
                                                       2009      0.967          1.294           776,946
                                                       2008      1.661          0.967           734,973
                                                       2007      1.474          1.661         1,009,051
                                                       2006      1.243          1.474         1,120,661
                                                       2005      1.156          1.243           740,036
                                                       2004      1.000          1.156                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.104          1.102         1,045,739
                                                       2010      0.907          1.104           652,741
                                                       2009      0.692          0.907           153,130
                                                       2008      1.194          0.692            95,128
                                                       2007      1.246          1.194            89,097

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.984          1.035           306,157
                                                       2010      0.899          0.984           328,034
                                                       2009      0.751          0.899           318,021
                                                       2008      1.183          0.751           281,318
                                                       2007      1.185          1.183           271,788

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.089          0.997            51,383
                                                       2010      0.956          1.089            51,390
                                                       2009      0.757          0.956            51,398
                                                       2008      1.223          0.757            51,407
                                                       2007      1.284          1.223           223,404

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.184          1.238                --
                                                       2006      1.029          1.184                --
                                                       2005      0.976          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.161          1.190                --
                                                       2006      1.059          1.161           198,392
                                                       2005      1.053          1.059            34,644
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.257                --
                                                       2006      1.127          1.218            72,212
                                                       2005      1.052          1.127            47,398
                                                       2004      1.000          1.052                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.394          1.393           663,705
                                                       2010      1.327          1.394           615,186

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.063          0.983           179,180
                                                       2010      0.886          1.063           188,939
                                                       2009      0.664          0.886           189,232
                                                       2008      1.057          0.664           181,467

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.705          0.668                --
                                                       2008      1.262          0.705            99,535
                                                       2007      1.215          1.262            71,136

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.396          1.217           207,976
                                                       2010      1.283          1.396           214,340
                                                       2009      0.999          1.283           214,349
                                                       2008      1.776          0.999           358,020
                                                       2007      1.700          1.776                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.884          0.852           159,574
                                                       2010      0.828          0.884           841,661
                                                       2009      0.590          0.828         1,015,192
                                                       2008      1.118          0.590           167,030
                                                       2007      1.002          1.118           290,116
                                                       2006      0.994          1.002            94,508

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.415          1.401           742,170

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.231          1.077           169,688

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.455          1.470           650,282
                                                       2010      1.330          1.455           339,841
                                                       2009      1.094          1.330           343,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.003          0.891           114,549
                                                       2010      0.859          1.003           111,124
                                                       2009      0.687          0.859           107,639

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.007          0.983         1,425,723
                                                       2010      1.032          1.007           954,833
                                                       2009      1.052          1.032           993,445
                                                       2008      1.048          1.052         1,168,375
                                                       2007      1.022          1.048         1,099,935
                                                       2006      1.005          1.022           497,072

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.016          1.014           250,681
                                                       2010      0.948          1.016           199,582
                                                       2009      0.821          0.948           185,689
                                                       2008      1.083          0.821           112,301
                                                       2007      1.108          1.083            19,627

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           461,847
                                                       2004      1.000          0.994           122,820

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.117                --
                                                       2005      1.047          1.071            53,520
                                                       2004      1.000          1.047                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.301          1.413                --
                                                       2005      1.169          1.301            89,563
                                                       2004      1.000          1.169             9,314

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.033          1.065                --
                                                       2006      1.026          1.033            84,767
                                                       2005      1.032          1.026            98,253
                                                       2004      1.000          1.032             7,393

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.980          1.094                --
                                                       2005      0.992          0.980            15,212
                                                       2004      1.000          0.992                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.039          1.097                --
                                                       2005      1.026          1.039            22,643
                                                       2004      1.000          1.026                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.285          1.310                --
                                                       2010      1.208          1.285           246,457
                                                       2009      1.055          1.208           284,015
                                                       2008      1.090          1.055           294,807
                                                       2007      1.079          1.090           234,900

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.017          0.957           222,682
                                                       2010      0.953          1.017           236,235
                                                       2009      0.844          0.953           264,439
                                                       2008      1.281          0.844           857,034
                                                       2007      1.234          1.281           351,294
                                                       2006      1.079          1.234           201,298
                                                       2005      0.986          1.079           136,255

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      2.498          1.863           535,412
                                                       2010      2.213          2.498           985,223
                                                       2009      1.303          2.213           997,453
                                                       2008      3.201          1.303           292,160
                                                       2007      2.302          3.201           515,195
                                                       2006      1.740          2.302           209,812
                                                       2005      1.295          1.740           102,894
                                                       2004      1.000          1.295                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.191          1.230           271,700
                                                       2010      1.023          1.191           280,700
                                                       2009      0.920          1.023           263,632
                                                       2008      1.356          0.920           561,548
                                                       2007      1.382          1.356           240,910
                                                       2006      1.159          1.382           104,220
                                                       2005      1.125          1.159            61,267
                                                       2004      1.000          1.125             7,107

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.232          1.347                --
                                                       2006      1.058          1.232            22,468
                                                       2005      0.977          1.058             6,416

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.239          1.562                --
                                                       2005      1.177          1.239             3,465
                                                       2004      1.000          1.177                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.157          1.234                --
                                                       2010      1.024          1.157           172,825
                                                       2009      0.840          1.024           215,152
                                                       2008      1.310          0.840           881,928
                                                       2007      1.281          1.310           284,877
                                                       2006      1.128          1.281           147,120
                                                       2005      1.090          1.128           135,807
                                                       2004      1.000          1.090            10,959

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.723          0.719                --
                                                       2008      1.127          0.723           670,127
                                                       2007      1.131          1.127           214,579
                                                       2006      1.034          1.131           155,784
                                                       2005      0.996          1.034            93,241

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.152          1.231                --
                                                       2009      0.737          1.152           569,576
                                                       2008      1.173          0.737           214,792
                                                       2007      1.138          1.173            84,970
                                                       2006      1.077          1.138           335,452
                                                       2005      1.085          1.077            57,814
                                                       2004      1.000          1.085                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.727          0.694                --
                                                       2008      1.236          0.727         1,350,331
                                                       2007      1.204          1.236         1,382,192
                                                       2006      1.078          1.204         1,246,773
                                                       2005      1.003          1.078           109,548

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.105          1.043         3,739,259
                                                       2010      0.986          1.105         4,147,463
                                                       2009      0.761          0.986         4,383,896
                                                       2008      1.201          0.761         3,771,839
                                                       2007      1.164          1.201         3,807,967
                                                       2006      1.058          1.164         2,432,867
                                                       2005      0.982          1.058         1,070,196

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.116          1.067         1,982,709
                                                       2010      1.003          1.116         2,283,225
                                                       2009      0.782          1.003         2,867,080
                                                       2008      1.163          0.782         2,930,986
                                                       2007      1.127          1.163         2,961,806
                                                       2006      1.043          1.127         2,396,758
                                                       2005      0.992          1.043           974,131

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.605          0.635                --
                                                       2008      1.216          0.605           118,118
                                                       2007      1.159          1.216           115,117
                                                       2006      1.089          1.159            74,435
                                                       2005      1.081          1.089            32,329
                                                       2004      1.000          1.081                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.932          0.850                --
                                                       2008      1.741          0.932           140,664
                                                       2007      1.575          1.741           142,119
                                                       2006      1.316          1.575           100,572
                                                       2005      1.170          1.316            18,065
                                                       2004      1.000          1.170                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.233          1.133           151,802
                                                       2010      1.071          1.233           268,208
                                                       2009      0.876          1.071           606,425
                                                       2008      1.354          0.876           268,849
                                                       2007      1.317          1.354           135,325
                                                       2006      1.202          1.317           151,498
                                                       2005      1.143          1.202           116,815
                                                       2004      1.000          1.143             5,968

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.721          0.740                --
                                                       2008      1.197          0.721           389,611
                                                       2007      1.134          1.197           346,174
                                                       2006      1.130          1.134           234,746
                                                       2005      1.070          1.130           134,609
                                                       2004      1.000          1.070             6,264

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.497          1.604           411,758
                                                       2010      1.193          1.497           436,616
                                                       2009      0.929          1.193           419,985
                                                       2008      1.543          0.929           252,574
                                                       2007      1.954          1.543           139,629
                                                       2006      1.467          1.954           102,400
                                                       2005      1.308          1.467            22,459
                                                       2004      1.000          1.308                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.086          1.275                --
                                                       2006      1.032          1.086            65,626
                                                       2005      1.010          1.032            23,437
                                                       2004      1.000          1.010             5,339

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.763          0.727                --
                                                       2008      1.264          0.763            80,722
                                                       2007      1.395          1.264            81,256
                                                       2006      1.251          1.395            91,468
                                                       2005      1.154          1.251            34,435
                                                       2004      1.000          1.154                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.099          1.164                --
                                                       2005      1.108          1.099            19,494
                                                       2004      1.000          1.108                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.018          1.074                --
                                                       2008      1.181          1.018           215,731
                                                       2007      1.140          1.181           181,819
                                                       2006      1.099          1.140           156,765
                                                       2005      1.098          1.099           126,879
                                                       2004      1.000          1.098            14,249

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.247          1.239                --
                                                       2006      1.110          1.247            94,358
                                                       2005      1.086          1.110            91,209
                                                       2004      1.000          1.086             7,336

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.383          1.470                 --
                                                       2006      1.337          1.383            101,352
                                                       2005      1.263          1.337             96,645
                                                       2004      1.217          1.263             71,222
                                                       2003      1.000          1.217             17,132

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.653          1.629                 --
                                                       2007      1.551          1.653            228,710
                                                       2006      1.433          1.551            230,681
                                                       2005      1.370          1.433            231,664
                                                       2004      1.237          1.370            231,533
                                                       2003      1.000          1.237             53,264

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.369          1.416            361,904
                                                       2010      1.164          1.369            356,661
                                                       2009      1.017          1.164            424,566
                                                       2008      1.430          1.017            392,551
                                                       2007      1.507          1.430            418,742
                                                       2006      1.319          1.507            516,285
                                                       2005      1.308          1.319            488,275
                                                       2004      1.208          1.308            461,023
                                                       2003      1.000          1.208            256,644

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.657          1.538             58,998
                                                       2010      1.331          1.657             62,052
                                                       2009      0.951          1.331             79,655
                                                       2008      1.695          0.951             80,904
                                                       2007      1.563          1.695             85,548
                                                       2006      1.474          1.563             86,830
                                                       2005      1.442          1.474            111,914
                                                       2004      1.326          1.442             82,149
                                                       2003      1.000          1.326              7,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.810          1.578            162,436
                                                       2010      1.712          1.810            142,996
                                                       2009      1.281          1.712            159,291
                                                       2008      2.203          1.281            129,454
                                                       2007      1.957          2.203            262,279
                                                       2006      1.652          1.957            303,076
                                                       2005      1.537          1.652            162,941
                                                       2004      1.330          1.537            137,393
                                                       2003      1.000          1.330             19,832

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.382          1.377            147,121
                                                       2010      1.136          1.382            153,060
                                                       2009      0.868          1.136            170,838
                                                       2008      1.498          0.868            180,966
                                                       2007      1.565          1.498            183,484

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      1.089          1.144            188,779
                                                       2010      0.996          1.089            189,004
                                                       2009      0.832          0.996            216,896
                                                       2008      1.312          0.832            256,644
                                                       2007      1.316          1.312            267,905

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.409          1.289            259,821
                                                       2010      1.239          1.409             26,289
                                                       2009      0.982          1.239             25,930
                                                       2008      1.587          0.982             16,093
                                                       2007      1.668          1.587             63,740

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.182          1.235                 --
                                                       2006      1.028          1.182                 --
                                                       2005      0.975          1.028                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.289          1.321                 --
                                                       2006      1.177          1.289            243,704
                                                       2005      1.172          1.177            215,997
                                                       2004      1.108          1.172            206,442
                                                       2003      1.000          1.108             88,478

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.530          1.579                 --
                                                       2006      1.417          1.530            196,662
                                                       2005      1.325          1.417            199,956
                                                       2004      1.249          1.325            204,511
                                                       2003      1.000          1.249             96,304

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.497          1.495          1,308,085
                                                       2010      1.425          1.497          1,324,886

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.057          0.977            343,251
                                                       2010      0.882          1.057            341,884
                                                       2009      0.662          0.882            360,279
                                                       2008      1.054          0.662            353,144

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.841          0.797                 --
                                                       2008      1.506          0.841             59,726
                                                       2007      1.452          1.506             61,389

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.744          1.519             31,274
                                                       2010      1.605          1.744             81,624
                                                       2009      1.251          1.605            160,878
                                                       2008      2.226          1.251            112,208
                                                       2007      2.132          2.226              5,549

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.880          0.847             72,673
                                                       2010      0.825          0.880             77,258
                                                       2009      0.589          0.825            270,299
                                                       2008      1.117          0.589            135,501
                                                       2007      1.002          1.117            142,287
                                                       2006      0.994          1.002            150,303

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.387          1.372            665,578

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.463          1.279            161,576

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.364          1.376            600,493
                                                       2010      1.248          1.364            542,857
                                                       2009      1.027          1.248            486,895

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      1.194          1.059             71,439
                                                       2010      1.024          1.194             53,065
                                                       2009      0.819          1.024             64,955

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.980          0.956          1,098,230
                                                       2010      1.005          0.980          1,480,833
                                                       2009      1.026          1.005          2,374,369
                                                       2008      1.023          1.026          1,756,078
                                                       2007      0.999          1.023          1,507,902
                                                       2006      0.982          0.999            325,640

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.012          1.008             53,880
                                                       2010      0.945          1.012             58,722
                                                       2009      0.819          0.945            111,198
                                                       2008      1.081          0.819             51,801
                                                       2007      1.107          1.081            101,165

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.969          0.865             84,592
                                                       2010      0.857          0.969             91,061
                                                       2009      0.628          0.857            124,034
                                                       2008      1.084          0.628            132,719
                                                       2007      1.045          1.084            120,402
                                                       2006      0.996          1.045            198,682

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                 --
                                                       2005      0.973          0.977            427,636
                                                       2004      0.988          0.973            519,442
                                                       2003      1.000          0.988             12,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.303          1.358                 --
                                                       2005      1.274          1.303            113,433
                                                       2004      1.225          1.274            120,474
                                                       2003      1.000          1.225             72,815

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.811          1.966                 --
                                                       2005      1.628          1.811             89,384
                                                       2004      1.404          1.628             66,471
                                                       2003      1.000          1.404             24,647

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.022                 --
                                                       2006      0.987          0.993            177,166
                                                       2005      0.994          0.987            175,013
                                                       2004      0.989          0.994            173,471
                                                       2003      1.000          0.989              6,698

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.981          1.094                 --
                                                       2005      0.994          0.981              9,942
                                                       2004      1.024          0.994             10,787

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.138          1.201                 --
                                                       2005      1.125          1.138          1,203,007
                                                       2004      1.103          1.125          1,244,513
                                                       2003      1.000          1.103            869,720

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.281          1.305                 --
                                                       2010      1.206          1.281            175,782
                                                       2009      1.054          1.206            194,673
                                                       2008      1.090          1.054            174,377
                                                       2007      1.079          1.090            188,444

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.011          0.950            389,620
                                                       2010      0.949          1.011            400,372
                                                       2009      0.841          0.949            406,630
                                                       2008      1.278          0.841            435,625
                                                       2007      1.232          1.278            427,705
                                                       2006      1.078          1.232            445,126
                                                       2005      0.986          1.078            237,014

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      3.331          2.481             90,916
                                                       2010      2.954          3.331             90,347
                                                       2009      1.740          2.954            164,620
                                                       2008      4.280          1.740             52,829
                                                       2007      3.081          4.280             49,146
                                                       2006      2.331          3.081             73,576
                                                       2005      1.737          2.331             80,518
                                                       2004      1.501          1.737             63,044
                                                       2003      1.000          1.501             13,750

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.427          1.472            304,863
                                                       2010      1.227          1.427            290,462
                                                       2009      1.104          1.227            295,729
                                                       2008      1.629          1.104            297,674
                                                       2007      1.661          1.629            293,527
                                                       2006      1.395          1.661            303,481
                                                       2005      1.355          1.395            330,669
                                                       2004      1.197          1.355            340,725
                                                       2003      1.000          1.197             62,477

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.230          1.343                 --
                                                       2006      1.057          1.230                 --
                                                       2005      0.977          1.057                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.546          1.947                 --
                                                       2005      1.470          1.546              6,124
                                                       2004      1.275          1.470              5,245
                                                       2003      1.000          1.275                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.375          1.466                 --
                                                       2010      1.218          1.375            170,772
                                                       2009      1.000          1.218            213,496
                                                       2008      1.562          1.000            225,225
                                                       2007      1.529          1.562            243,112
                                                       2006      1.347          1.529            254,631
                                                       2005      1.304          1.347            256,397
                                                       2004      1.205          1.304            217,674
                                                       2003      1.000          1.205             81,704

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.720          0.716                 --
                                                       2008      1.124          0.720            405,420
                                                       2007      1.129          1.124            444,424
                                                       2006      1.033          1.129            377,297
                                                       2005      0.996          1.033            109,171

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.272          1.359                 --
                                                       2009      0.815          1.272          1,413,638
                                                       2008      1.298          0.815            978,856
                                                       2007      1.260          1.298          1,000,040
                                                       2006      1.194          1.260          1,077,893
                                                       2005      1.204          1.194          1,501,156
                                                       2004      1.145          1.204          1,887,948
                                                       2003      1.000          1.145          1,355,872

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.724          0.691                 --
                                                       2008      1.233          0.724             40,809
                                                       2007      1.202          1.233             40,846
                                                       2006      1.077          1.202             40,878
                                                       2005      1.003          1.077             40,915

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.098          1.036         10,941,896
                                                       2010      0.981          1.098         11,262,669
                                                       2009      0.758          0.981         12,432,936
                                                       2008      1.198          0.758         13,235,094
                                                       2007      1.162          1.198         12,137,604
                                                       2006      1.057          1.162          7,553,143
                                                       2005      0.982          1.057            108,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.109          1.059          3,449,526
                                                       2010      0.998          1.109          4,068,202
                                                       2009      0.779          0.998          3,668,863
                                                       2008      1.159          0.779          3,677,625
                                                       2007      1.125          1.159          2,889,972
                                                       2006      1.043          1.125          2,865,081
                                                       2005      0.992          1.043            533,095

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.663          0.696                 --
                                                       2008      1.333          0.663             68,475
                                                       2007      1.273          1.333             71,046
                                                       2006      1.197          1.273             80,248
                                                       2005      1.189          1.197             77,877
                                                       2004      1.146          1.189             74,783
                                                       2003      1.000          1.146              4,572

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.175          1.071                 --
                                                       2008      2.196          1.175            210,915
                                                       2007      1.989          2.196            209,903
                                                       2006      1.663          1.989            221,701
                                                       2005      1.480          1.663            213,167
                                                       2004      1.282          1.480            200,686
                                                       2003      1.000          1.282              2,286

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.674          1.538            219,801
                                                       2010      1.456          1.674            222,235
                                                       2009      1.192          1.456            236,241
                                                       2008      1.845          1.192            257,840
                                                       2007      1.796          1.845            276,978
                                                       2006      1.640          1.796            286,806
                                                       2005      1.562          1.640            285,477
                                                       2004      1.315          1.562            248,064
                                                       2003      1.000          1.315             85,990

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.729          0.749                 --
                                                       2008      1.213          0.729            181,779
                                                       2007      1.150          1.213            207,031
                                                       2006      1.147          1.150            187,743
                                                       2005      1.087          1.147            193,655
                                                       2004      1.028          1.087             30,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.883          2.016            154,738
                                                       2010      1.502          1.883            158,887
                                                       2009      1.171          1.502            167,592
                                                       2008      1.947          1.171             81,651
                                                       2007      2.468          1.947             98,539
                                                       2006      1.854          2.468            109,529
                                                       2005      1.655          1.854            110,071
                                                       2004      1.253          1.655            103,951
                                                       2003      1.000          1.253             61,196

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.143          1.341                 --
                                                       2006      1.087          1.143             21,339
                                                       2005      1.066          1.087             27,674
                                                       2004      1.061          1.066              4,247

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.038          0.987                 --
                                                       2008      1.719          1.038            207,821
                                                       2007      1.899          1.719            206,750
                                                       2006      1.706          1.899            217,877
                                                       2005      1.574          1.706            219,611
                                                       2004      1.346          1.574            218,458
                                                       2003      1.000          1.346             42,069

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.398          1.479                 --
                                                       2005      1.410          1.398             25,532
                                                       2004      1.277          1.410              4,504
                                                       2003      1.000          1.277                576

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.072          1.130                 --
                                                       2008      1.245          1.072            278,395
                                                       2007      1.202          1.245            207,253
                                                       2006      1.160          1.202            260,072
                                                       2005      1.161          1.160            249,337
                                                       2004      1.082          1.161            271,269
                                                       2003      1.000          1.082             91,426

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.474          1.464                 --
                                                       2006      1.313          1.474            132,939
                                                       2005      1.287          1.313            130,138
                                                       2004      1.184          1.287             85,883
                                                       2003      1.000          1.184             39,816

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.111          1.180                --
                                                       2006      1.074          1.111                --
                                                       2005      1.000          1.074                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.206          1.188                --
                                                       2007      1.132          1.206                --
                                                       2006      1.047          1.132                --
                                                       2005      1.000          1.047                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.047          1.082                --
                                                       2010      0.890          1.047                --
                                                       2009      0.778          0.890                --
                                                       2008      1.095          0.778                --
                                                       2007      1.155          1.095                --
                                                       2006      1.011          1.155                --
                                                       2005      1.000          1.011                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.176          1.091                --
                                                       2010      0.945          1.176                --
                                                       2009      0.675          0.945                --
                                                       2008      1.205          0.675                --
                                                       2007      1.111          1.205                --
                                                       2006      1.049          1.111                --
                                                       2005      1.000          1.049                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.168          1.018                --
                                                       2010      1.105          1.168                --
                                                       2009      0.827          1.105                --
                                                       2008      1.424          0.827                --
                                                       2007      1.265          1.424                --
                                                       2006      1.068          1.265                --
                                                       2005      1.000          1.068                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.055          1.050                --
                                                       2010      0.868          1.055                --
                                                       2009      0.663          0.868                --
                                                       2008      1.145          0.663                --
                                                       2007      1.197          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.932          0.979            45,825
                                                       2010      0.853          0.932            47,001
                                                       2009      0.714          0.853            45,399
                                                       2008      1.125          0.714            35,825
                                                       2007      1.129          1.125            24,085

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.037          0.948                --
                                                       2010      0.912          1.037                --
                                                       2009      0.724          0.912                --
                                                       2008      1.170          0.724                --
                                                       2007      1.230          1.170                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.181          1.234                --
                                                       2006      1.028          1.181                --
                                                       2005      0.975          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.106          1.134                --
                                                       2006      1.010          1.106            86,821
                                                       2005      1.000          1.010                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.207                --
                                                       2006      1.084          1.170                --
                                                       2005      1.000          1.084                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.240          1.238           212,408
                                                       2010      1.181          1.240           224,182

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.054          0.974            15,163
                                                       2010      0.880          1.054            19,059
                                                       2009      0.660          0.880            19,383
                                                       2008      1.052          0.660            19,175

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.675          0.639                --
                                                       2008      1.209          0.675                --
                                                       2007      1.165          1.209                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2011      1.193          1.038                --
                                                       2010      1.098          1.193               629
                                                       2009      0.856          1.098               649
                                                       2008      1.524          0.856               668
                                                       2007      1.461          1.524                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.878          0.844                --
                                                       2010      0.824          0.878                --
                                                       2009      0.588          0.824                --
                                                       2008      1.116          0.588                --
                                                       2007      1.001          1.116                --
                                                       2006      0.994          1.001                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.303          1.288            69,888

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.128          0.986                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.300          1.312           538,862
                                                       2010      1.191          1.300           551,548
                                                       2009      0.980          1.191           551,501

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.957          0.849                --
                                                       2010      0.821          0.957                --
                                                       2009      0.657          0.821                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.005          0.980           212,307
                                                       2010      1.031          1.005           342,601
                                                       2009      1.053          1.031           478,147
                                                       2008      1.050          1.053           399,438
                                                       2007      1.026          1.050           606,585
                                                       2006      1.009          1.026           671,697

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.009          1.005            71,568
                                                       2010      0.943          1.009            71,814
                                                       2009      0.818          0.943            72,053
                                                       2008      1.080          0.818            72,950
                                                       2007      1.106          1.080                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.009                --
                                                       2005      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.037          1.080                --
                                                       2005      1.000          1.037                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.140          1.237                --
                                                       2005      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.023                --
                                                       2006      0.988          0.993                --
                                                       2005      1.000          0.988                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.100                --
                                                       2005      1.000          0.987                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.009          1.064                --
                                                       2005      1.000          1.009                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.279          1.303                --
                                                       2010      1.204          1.279           182,288
                                                       2009      1.053          1.204           188,005
                                                       2008      1.090          1.053            45,072
                                                       2007      1.079          1.090            26,640

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.008          0.947                --
                                                       2010      0.947          1.008                --
                                                       2009      0.839          0.947                --
                                                       2008      1.276          0.839                --
                                                       2007      1.230          1.276                --
                                                       2006      1.077          1.230                --
                                                       2005      0.986          1.077                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      1.837          1.368                --
                                                       2010      1.630          1.837                --
                                                       2009      0.961          1.630                --
                                                       2008      2.364          0.961                --
                                                       2007      1.702          2.364                --
                                                       2006      1.289          1.702                --
                                                       2005      1.000          1.289                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.045          1.077                --
                                                       2010      0.899          1.045                --
                                                       2009      0.810          0.899                --
                                                       2008      1.195          0.810                --
                                                       2007      1.219          1.195                --
                                                       2006      1.024          1.219                --
                                                       2005      1.000          1.024                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.229          1.341                --
                                                       2006      1.057          1.229                --
                                                       2005      0.977          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.035          1.302                --
                                                       2005      1.000          1.035                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.061          1.131                --
                                                       2010      0.940          1.061                --
                                                       2009      0.772          0.940                --
                                                       2008      1.207          0.772                --
                                                       2007      1.182          1.207                --
                                                       2006      1.042          1.182                --
                                                       2005      1.000          1.042                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.719          0.715                --
                                                       2008      1.122          0.719           239,497
                                                       2007      1.128          1.122           183,787
                                                       2006      1.033          1.128           116,910
                                                       2005      0.996          1.033                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.052          1.124                --
                                                       2009      0.674          1.052           218,139
                                                       2008      1.074          0.674           139,380
                                                       2007      1.044          1.074           109,792
                                                       2006      0.989          1.044            47,336
                                                       2005      1.000          0.989                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.723          0.689                --
                                                       2008      1.231          0.723                --
                                                       2007      1.201          1.231                --
                                                       2006      1.076          1.201                --
                                                       2005      1.003          1.076                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.095          1.033         5,870,064
                                                       2010      0.979          1.095         6,246,359
                                                       2009      0.757          0.979         6,297,902
                                                       2008      1.196          0.757         6,466,610
                                                       2007      1.161          1.196         5,710,624
                                                       2006      1.057          1.161         3,150,750
                                                       2005      0.982          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.106          1.056         5,363,189
                                                       2010      0.996          1.106         5,194,071
                                                       2009      0.777          0.996         5,248,899
                                                       2008      1.158          0.777         5,624,649
                                                       2007      1.124          1.158         4,836,462
                                                       2006      1.042          1.124         2,364,251
                                                       2005      0.992          1.042                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.562          0.590                --
                                                       2008      1.131          0.562                --
                                                       2007      1.080          1.131                --
                                                       2006      1.016          1.080                --
                                                       2005      1.000          1.016                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.791          0.720                --
                                                       2008      1.479          0.791                --
                                                       2007      1.340          1.479                --
                                                       2006      1.121          1.340                --
                                                       2005      1.000          1.121                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.074          0.986                --
                                                       2010      0.934          1.074                --
                                                       2009      0.765          0.934                --
                                                       2008      1.185          0.765                --
                                                       2007      1.154          1.185                --
                                                       2006      1.054          1.154                --
                                                       2005      1.000          1.054                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.692          0.711                --
                                                       2008      1.152          0.692                --
                                                       2007      1.093          1.152                --
                                                       2006      1.090          1.093                --
                                                       2005      1.000          1.090                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.188          1.271                --
                                                       2010      0.948          1.188                --
                                                       2009      0.739          0.948                --
                                                       2008      1.230          0.739                --
                                                       2007      1.560          1.230                --
                                                       2006      1.173          1.560                --
                                                       2005      1.000          1.173                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.064          1.247                --
                                                       2006      1.012          1.064                --
                                                       2005      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.668          0.636                --
                                                       2008      1.108          0.668                --
                                                       2007      1.225          1.108                --
                                                       2006      1.101          1.225                --
                                                       2005      1.000          1.101                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.024          1.084                --
                                                       2005      1.000          1.024                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.918          0.968                --
                                                       2008      1.066          0.918           558,876
                                                       2007      1.030          1.066           214,553
                                                       2006      0.995          1.030           215,430
                                                       2005      1.000          0.995                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.144          1.135                --
                                                       2006      1.020          1.144                --
                                                       2005      1.000          1.020                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.152          1.223               --
                                                       2006      1.114          1.152           10,810
                                                       2005      1.053          1.114            9,741
                                                       2004      1.000          1.053            4,791

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.280          1.261               --
                                                       2007      1.203          1.280            2,902
                                                       2006      1.112          1.203            3,004
                                                       2005      1.064          1.112            2,451
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.115          1.151            8,840
                                                       2010      0.948          1.115            9,752
                                                       2009      0.829          0.948           15,996
                                                       2008      1.168          0.829           17,661
                                                       2007      1.232          1.168           18,654
                                                       2006      1.079          1.232           18,008
                                                       2005      1.071          1.079            6,434
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.237          1.148            5,978
                                                       2010      0.995          1.237            6,122
                                                       2009      0.711          0.995            6,789
                                                       2008      1.270          0.711            7,054
                                                       2007      1.172          1.270            6,361
                                                       2006      1.106          1.172            5,890
                                                       2005      1.083          1.106            4,777
                                                       2004      1.000          1.083            4,717

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.351          1.177          125,466
                                                       2010      1.279          1.351          122,966
                                                       2009      0.958          1.279          120,080
                                                       2008      1.650          0.958          118,480
                                                       2007      1.467          1.650          112,977
                                                       2006      1.239          1.467          123,624
                                                       2005      1.154          1.239          113,416
                                                       2004      1.000          1.154            4,481

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.090          1.085           28,616
                                                       2010      0.897          1.090           29,174
                                                       2009      0.686          0.897           28,127
                                                       2008      1.185          0.686           44,064
                                                       2007      1.239          1.185           43,036

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.971          1.020           10,069
                                                       2010      0.889          0.971           10,076
                                                       2009      0.744          0.889            5,814
                                                       2008      1.175          0.744            3,467
                                                       2007      1.178          1.175            3,473

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.075          0.982              657
                                                       2010      0.946          1.075              659
                                                       2009      0.750          0.946              745
                                                       2008      1.215          0.750              747
                                                       2007      1.277          1.215              749

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.180          1.233               --
                                                       2006      1.027          1.180              784
                                                       2005      0.975          1.027              786

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.155          1.183               --
                                                       2006      1.056          1.155           13,180
                                                       2005      1.052          1.056            2,987
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.212          1.250               --
                                                       2006      1.123          1.212           23,009
                                                       2005      1.051          1.123           22,912
                                                       2004      1.000          1.051            4,861

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.376          1.372          180,409
                                                       2010      1.311          1.376          180,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.051          0.970           19,608
                                                       2010      0.878          1.051           19,525
                                                       2009      0.659          0.878           19,730
                                                       2008      1.051          0.659            3,480

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.699          0.662               --
                                                       2008      1.253          0.699           13,334
                                                       2007      1.208          1.253           10,896

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.378          1.198               --
                                                       2010      1.269          1.378               --
                                                       2009      0.990          1.269               --
                                                       2008      1.763          0.990               --
                                                       2007      1.690          1.763               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.876          0.842          125,687
                                                       2010      0.822          0.876          125,697
                                                       2009      0.587          0.822          120,943
                                                       2008      1.115          0.587          118,230
                                                       2007      1.001          1.115          118,238
                                                       2006      0.994          1.001          118,245

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.396          1.380          124,857

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.214          1.061           19,266

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.436          1.448           39,121
                                                       2010      1.316          1.436           40,525
                                                       2009      1.083          1.316           47,822

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.990          0.878            7,205
                                                       2010      0.850          0.990            6,949
                                                       2009      0.680          0.850           13,883

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.994          0.969           82,003
                                                       2010      1.020          0.994          126,906
                                                       2009      1.043          1.020           81,261
                                                       2008      1.040          1.043          171,671
                                                       2007      1.016          1.040          185,261
                                                       2006      1.001          1.016           42,885

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.007          1.002               --
                                                       2010      0.941          1.007               --
                                                       2009      0.817          0.941               --
                                                       2008      1.079          0.817               --
                                                       2007      1.106          1.079               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.964          0.860          176,364
                                                       2010      0.854          0.964          176,275
                                                       2009      0.627          0.854          178,611
                                                       2008      1.082          0.627          177,552
                                                       2007      1.045          1.082          175,778
                                                       2006      0.996          1.045          154,708

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995          106,379
                                                       2004      1.000          0.993            2,496

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.068          1.113               --
                                                       2005      1.045          1.068          105,674
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.297          1.408               --
                                                       2005      1.167          1.297          109,344
                                                       2004      1.000          1.167               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.057               --
                                                       2006      1.023          1.028           12,117
                                                       2005      1.031          1.023           10,977
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.977          1.088               --
                                                       2005      0.991          0.977            2,400
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.091               --
                                                       2005      1.025          1.035               --
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.277          1.301               --
                                                       2010      1.203          1.277           36,984
                                                       2009      1.053          1.203           46,241
                                                       2008      1.090          1.053           27,663
                                                       2007      1.079          1.090           29,976

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      1.005          0.944           42,243
                                                       2010      0.944          1.005           42,763
                                                       2009      0.837          0.944           40,066
                                                       2008      1.274          0.837           35,662
                                                       2007      1.229          1.274           36,805
                                                       2006      1.077          1.229           37,456
                                                       2005      0.986          1.077           25,273

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      2.466          1.835          166,632
                                                       2010      2.189          2.466          167,805
                                                       2009      1.291          2.189          189,998
                                                       2008      3.178          1.291          138,324
                                                       2007      2.290          3.178          131,978
                                                       2006      1.734          2.290          132,746
                                                       2005      1.294          1.734           78,600
                                                       2004      1.000          1.294            4,136

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.176          1.212           24,148
                                                       2010      1.012          1.176           25,246
                                                       2009      0.912          1.012           25,689
                                                       2008      1.347          0.912           26,323
                                                       2007      1.375          1.347           27,945
                                                       2006      1.155          1.375           12,608
                                                       2005      1.124          1.155            1,859
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.228          1.339               --
                                                       2006      1.056          1.228              480
                                                       2005      0.977          1.056               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.235          1.554               --
                                                       2005      1.176          1.235               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.142          1.217               --
                                                       2010      1.012          1.142           19,287
                                                       2009      0.832          1.012           32,867
                                                       2008      1.301          0.832           31,761
                                                       2007      1.274          1.301           29,920
                                                       2006      1.124          1.274           16,484
                                                       2005      1.089          1.124           16,935
                                                       2004      1.000          1.089            6,968

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.718          0.713               --
                                                       2008      1.121          0.718           39,666
                                                       2007      1.127          1.121           40,136
                                                       2006      1.032          1.127           19,416
                                                       2005      0.996          1.032           18,915

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.139          1.217               --
                                                       2009      0.730          1.139          194,478
                                                       2008      1.165          0.730            3,249
                                                       2007      1.132          1.165            3,318
                                                       2006      1.074          1.132           13,431
                                                       2005      1.084          1.074            2,754
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.721          0.688               --
                                                       2008      1.230          0.721               --
                                                       2007      1.200          1.230               --
                                                       2006      1.076          1.200               --
                                                       2005      1.003          1.076               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.092          1.029           89,176
                                                       2010      0.977          1.092           36,764
                                                       2009      0.756          0.977           89,999
                                                       2008      1.195          0.756           90,108
                                                       2007      1.160          1.195          404,197
                                                       2006      1.056          1.160          408,332
                                                       2005      0.982          1.056            7,802

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.103          1.052          176,612
                                                       2010      0.994          1.103          294,399
                                                       2009      0.776          0.994          323,990
                                                       2008      1.156          0.776          324,057
                                                       2007      1.123          1.156           37,918
                                                       2006      1.042          1.123           37,885
                                                       2005      0.992          1.042            7,848

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.600          0.629               --
                                                       2008      1.207          0.600          102,300
                                                       2007      1.153          1.207          102,311
                                                       2006      1.086          1.153          102,320
                                                       2005      1.080          1.086          101,352
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.924          0.842               --
                                                       2008      1.729          0.924           26,250
                                                       2007      1.567          1.729           25,419
                                                       2006      1.312          1.567            9,727
                                                       2005      1.169          1.312            4,720
                                                       2004      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.217          1.116          109,337
                                                       2010      1.059          1.217          109,351
                                                       2009      0.868          1.059          105,831
                                                       2008      1.345          0.868          103,764
                                                       2007      1.310          1.345          103,776
                                                       2006      1.198          1.310          103,787
                                                       2005      1.142          1.198           90,922
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.714          0.733               --
                                                       2008      1.189          0.714          117,038
                                                       2007      1.128          1.189          117,043
                                                       2006      1.127          1.128          117,048
                                                       2005      1.069          1.127          114,298
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.478          1.580          190,483
                                                       2010      1.180          1.478          190,836
                                                       2009      0.920          1.180          191,033
                                                       2008      1.533          0.920           85,466
                                                       2007      1.945          1.533           86,271
                                                       2006      1.462          1.945           85,572
                                                       2005      1.306          1.462           77,752
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.081          1.266               --
                                                       2006      1.029          1.081          115,572
                                                       2005      1.009          1.029          105,396
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.757          0.720               --
                                                       2008      1.255          0.757          107,078
                                                       2007      1.388          1.255          107,019
                                                       2006      1.248          1.388          106,913
                                                       2005      1.152          1.248           56,448
                                                       2004      1.000          1.152               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.096          1.159               --
                                                       2005      1.106          1.096           49,716
                                                       2004      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.009          1.064               --
                                                       2008      1.173          1.009           23,955
                                                       2007      1.134          1.173           27,311
                                                       2006      1.095          1.134           26,499
                                                       2005      1.097          1.095           25,896
                                                       2004      1.000          1.097            6,826

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.240          1.231               --
                                                       2006      1.106          1.240           12,208
                                                       2005      1.085          1.106           12,260
                                                       2004      1.000          1.085            7,012




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.987          1.048                --
                                                       2006      1.000          0.987                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.103          1.087                --
                                                       2007      1.038          1.103                --
                                                       2006      1.000          1.038                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      0.999          1.031                --
                                                       2010      0.851          0.999                --
                                                       2009      0.745          0.851                --
                                                       2008      1.050          0.745                --
                                                       2007      1.109          1.050                --
                                                       2006      1.000          1.109                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.047          0.970                --
                                                       2010      0.843          1.047                --
                                                       2009      0.603          0.843                --
                                                       2008      1.078          0.603                --
                                                       2007      0.995          1.078                --
                                                       2006      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.042          0.907                --
                                                       2010      0.988          1.042                --
                                                       2009      0.740          0.988                --
                                                       2008      1.276          0.740                --
                                                       2007      1.135          1.276                --
                                                       2006      1.000          1.135                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      0.919          0.914                --
                                                       2010      0.757          0.919                --
                                                       2009      0.580          0.757                --
                                                       2008      1.002          0.580                --
                                                       2007      1.048          1.002                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.896          0.939           144,898
                                                       2010      0.821          0.896           146,895
                                                       2009      0.688          0.821           145,677
                                                       2008      1.086          0.688            85,774
                                                       2007      1.091          1.086            95,939

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.961          0.877                --
                                                       2010      0.847          0.961                --
                                                       2009      0.672          0.847                --
                                                       2008      1.089          0.672                --
                                                       2007      1.146          1.089                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.104          1.153                --
                                                       2006      1.000          1.104                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.096                --
                                                       2006      1.000          1.069            55,779

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.026          1.058                --
                                                       2006      1.000          1.026                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2011      1.176          1.171           116,697
                                                       2010      1.121          1.176           118,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      0.977          0.901                --
                                                       2010      0.817          0.977                --
                                                       2009      0.614          0.817                --
                                                       2008      0.979          0.614                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.598          0.566                --
                                                       2008      1.073          0.598                --
                                                       2007      1.035          1.073                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.028          0.894                --
                                                       2010      0.948          1.028                --
                                                       2009      0.740          0.948                --
                                                       2008      1.320          0.740                --
                                                       2007      1.266          1.320                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.872          0.837                --
                                                       2010      0.819          0.872                --
                                                       2009      0.586          0.819                --
                                                       2008      1.113          0.586                --
                                                       2007      1.000          1.113                --
                                                       2006      0.994          1.000                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.296          1.280            26,340

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.045          0.912                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.280          1.289           224,343
                                                       2010      1.174          1.280           215,653
                                                       2009      0.967          1.174           258,346

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.846          0.748                --
                                                       2010      0.726          0.846                --
                                                       2009      0.582          0.726                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.993          0.966           175,191
                                                       2010      1.020          0.993           203,912
                                                       2009      1.043          1.020           207,565
                                                       2008      1.042          1.043           219,885
                                                       2007      1.019          1.042           198,447
                                                       2006      1.004          1.019           112,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.002          0.997                --
                                                       2010      0.938          1.002                --
                                                       2009      0.814          0.938                --
                                                       2008      1.078          0.814                --
                                                       2007      1.104          1.078                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.960          0.856                --
                                                       2010      0.850          0.960                --
                                                       2009      0.625          0.850                --
                                                       2008      1.080          0.625                --
                                                       2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.034                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.035                --
                                                       2006      1.000          1.007            47,453

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.086                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.273          1.296                --
                                                       2010      1.200          1.273            27,404
                                                       2009      1.051          1.200            28,642
                                                       2008      1.090          1.051            38,802
                                                       2007      1.079          1.090            44,948

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      0.897          0.842                --
                                                       2010      0.844          0.897                --
                                                       2009      0.749          0.844                --
                                                       2008      1.141          0.749                --
                                                       2007      1.102          1.141                --
                                                       2006      1.000          1.102                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      1.268          0.943                --
                                                       2010      1.127          1.268                --
                                                       2009      0.665          1.127                --
                                                       2008      1.639          0.665                --
                                                       2007      1.182          1.639                --
                                                       2006      1.000          1.182                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      0.981          1.010                --
                                                       2010      0.846          0.981                --
                                                       2009      0.763          0.846                --
                                                       2008      1.127          0.763                --
                                                       2007      1.152          1.127                --
                                                       2006      1.000          1.152                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.108          1.208                --
                                                       2006      1.000          1.108                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.192                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      0.983          1.047                --
                                                       2010      0.872          0.983                --
                                                       2009      0.718          0.872                --
                                                       2008      1.123          0.718                --
                                                       2007      1.101          1.123                --
                                                       2006      1.000          1.101                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.684          0.679                --
                                                       2008      1.069          0.684           110,382
                                                       2007      1.075          1.069           127,515
                                                       2006      1.000          1.075            81,573

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.048          1.120                --
                                                       2009      0.673          1.048            28,642
                                                       2008      1.074          0.673            36,427
                                                       2007      1.045          1.074            38,507
                                                       2006      1.000          1.045            39,626

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.643          0.613                --
                                                       2008      1.097          0.643                --
                                                       2007      1.072          1.097                --
                                                       2006      1.000          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      0.996          0.938         1,190,224
                                                       2010      0.892          0.996         1,269,873
                                                       2009      0.690          0.892         1,285,187
                                                       2008      1.093          0.690         1,343,418
                                                       2007      1.062          1.093         1,545,218
                                                       2006      1.000          1.062           962,053

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.028          0.980         1,491,446
                                                       2010      0.927          1.028         1,505,470
                                                       2009      0.725          0.927         1,520,603
                                                       2008      1.081          0.725         1,581,382
                                                       2007      1.051          1.081         1,546,086
                                                       2006      1.000          1.051         1,154,992

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.548          0.575                --
                                                       2008      1.104          0.548                --
                                                       2007      1.056          1.104                --
                                                       2006      1.000          1.056                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.661          0.602                --
                                                       2008      1.238          0.661                --
                                                       2007      1.124          1.238                --
                                                       2006      1.000          1.124                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      0.986          0.903                --
                                                       2010      0.859          0.986                --
                                                       2009      0.704          0.859                --
                                                       2008      1.093          0.704                --
                                                       2007      1.066          1.093                --
                                                       2006      1.000          1.066                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.621          0.638                --
                                                       2008      1.035          0.621                --
                                                       2007      0.984          1.035                --
                                                       2006      1.000          0.984                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      0.944          1.008                --
                                                       2010      0.754          0.944                --
                                                       2009      0.589          0.754                --
                                                       2008      0.982          0.589                --
                                                       2007      1.247          0.982                --
                                                       2006      1.000          1.247                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.005          1.177                --
                                                       2006      1.000          1.005                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.564          0.536                --
                                                       2008      0.937          0.564                --
                                                       2007      1.037          0.937                --
                                                       2006      1.000          1.037                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.915          0.964                --
                                                       2008      1.064          0.915           247,309
                                                       2007      1.030          1.064           241,569
                                                       2006      1.000          1.030            68,017

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.082          1.073                --
                                                       2006      1.000          1.082                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.107          1.175                --
                                                       2006      1.072          1.107                --
                                                       2005      1.000          1.072                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.199          1.181                --
                                                       2007      1.128          1.199                --
                                                       2006      1.045          1.128                --
                                                       2005      1.000          1.045                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2011      1.035          1.067                --
                                                       2010      0.882          1.035                --
                                                       2009      0.772          0.882                --
                                                       2008      1.089          0.772                --
                                                       2007      1.151          1.089                --
                                                       2006      1.010          1.151                --
                                                       2005      1.000          1.010                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2011      1.162          1.076                --
                                                       2010      0.936          1.162                --
                                                       2009      0.670          0.936                --
                                                       2008      1.198          0.670                --
                                                       2007      1.107          1.198                --
                                                       2006      1.047          1.107                --
                                                       2005      1.000          1.047                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.154          1.004                --
                                                       2010      1.095          1.154                --
                                                       2009      0.821          1.095                --
                                                       2008      1.415          0.821                --
                                                       2007      1.260          1.415                --
                                                       2006      1.067          1.260                --
                                                       2005      1.000          1.067                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2011      1.042          1.036                --
                                                       2010      0.859          1.042                --
                                                       2009      0.658          0.859                --
                                                       2008      1.138          0.658                --
                                                       2007      1.191          1.138                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2011      0.921          0.966                --
                                                       2010      0.845          0.921                --
                                                       2009      0.708          0.845                --
                                                       2008      1.119          0.708                --
                                                       2007      1.124          1.119             4,111

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.025          0.936                --
                                                       2010      0.904          1.025                --
                                                       2009      0.718          0.904                --
                                                       2008      1.164          0.718                --
                                                       2007      1.225          1.164                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.177          1.229                --
                                                       2006      1.026          1.177                --
                                                       2005      0.975          1.026                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.102          1.129                --
                                                       2006      1.009          1.102             4,055
                                                       2005      1.000          1.009                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.166          1.202                --
                                                       2006      1.082          1.166                --
                                                       2005      1.000          1.082                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2011      1.226          1.221            90,386
                                                       2010      1.169          1.226            96,603

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2011      1.043          0.961                --
                                                       2010      0.872          1.043                --
                                                       2009      0.656          0.872                --
                                                       2008      1.046          0.656                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.670          0.634                --
                                                       2008      1.202          0.670                --
                                                       2007      1.160          1.202                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2011      1.179          1.024                --
                                                       2010      1.088          1.179                --
                                                       2009      0.850          1.088                --
                                                       2008      1.515          0.850                --
                                                       2007      1.454          1.515                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2011      0.870          0.835                --
                                                       2010      0.817          0.870                --
                                                       2009      0.585          0.817                --
                                                       2008      1.112          0.585                --
                                                       2007      1.000          1.112                --
                                                       2006      0.994          1.000                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/11).............................................  2011      1.294          1.278                --

  MIST Pioneer Fund Subaccount (Class B) (5/11)......  2011      1.114          0.973                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2011      1.285          1.294                --
                                                       2010      1.179          1.285                --
                                                       2009      0.972          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2011      0.946          0.837                --
                                                       2010      0.813          0.946                --
                                                       2009      0.651          0.813                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.993          0.966             6,522
                                                       2010      1.021          0.993             6,528
                                                       2009      1.045          1.021             6,534
                                                       2008      1.044          1.045                --
                                                       2007      1.022          1.044                --
                                                       2006      1.007          1.022                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2011      1.000          0.994           104,005
                                                       2010      0.936          1.000           110,565
                                                       2009      0.813          0.936           110,574
                                                       2008      1.077          0.813           110,583
                                                       2007      1.104          1.077           110,592

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.957          0.853                --
                                                       2010      0.849          0.957                --
                                                       2009      0.624          0.849                --
                                                       2008      1.079          0.624                --
                                                       2007      1.044          1.079                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.007                --
                                                       2005      1.000          1.002                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.035          1.078                --
                                                       2005      1.000          1.035                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.138          1.234                --
                                                       2005      1.000          1.138                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.990          1.017                --
                                                       2006      0.986          0.990                --
                                                       2005      1.000          0.986                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.096                --
                                                       2005      1.000          0.985                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.008          1.060                --
                                                       2005      1.000          1.008                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2011      1.271          1.294                --
                                                       2010      1.199          1.271                --
                                                       2009      1.051          1.199                --
                                                       2008      1.090          1.051                --
                                                       2007      1.079          1.090                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2011      0.997          0.934                --
                                                       2010      0.938          0.997                --
                                                       2009      0.833          0.938                --
                                                       2008      1.269          0.833                --
                                                       2007      1.226          1.269                --
                                                       2006      1.076          1.226                --
                                                       2005      0.985          1.076                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2011      1.815          1.349                --
                                                       2010      1.614          1.815                --
                                                       2009      0.953          1.614                --
                                                       2008      2.350          0.953                --
                                                       2007      1.696          2.350                --
                                                       2006      1.286          1.696                --
                                                       2005      1.000          1.286                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2011      1.033          1.063                --
                                                       2010      0.890          1.033                --
                                                       2009      0.803          0.890                --
                                                       2008      1.188          0.803                --
                                                       2007      1.215          1.188                --
                                                       2006      1.022          1.215                --
                                                       2005      1.000          1.022                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.224          1.334                --
                                                       2006      1.055          1.224                --
                                                       2005      0.977          1.055                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.033          1.298                --
                                                       2005      1.000          1.033                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2011      1.048          1.117                --
                                                       2010      0.931          1.048                --
                                                       2009      0.766          0.931                --
                                                       2008      1.200          0.766                --
                                                       2007      1.177          1.200                --
                                                       2006      1.040          1.177                --
                                                       2005      1.000          1.040                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.714          0.709                --
                                                       2008      1.116          0.714             9,582
                                                       2007      1.124          1.116             9,589
                                                       2006      1.031          1.124            19,249
                                                       2005      0.995          1.031                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.041          1.112                --
                                                       2009      0.669          1.041           106,588
                                                       2008      1.068          0.669           101,442
                                                       2007      1.040          1.068           101,442
                                                       2006      0.987          1.040                --
                                                       2005      1.000          0.987                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.717          0.684                --
                                                       2008      1.225          0.717                --
                                                       2007      1.197          1.225                --
                                                       2006      1.075          1.197                --
                                                       2005      1.003          1.075                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2011      1.083          1.019           741,984
                                                       2010      0.970          1.083           772,126
                                                       2009      0.751          0.970           774,829
                                                       2008      1.190          0.751           782,825
                                                       2007      1.157          1.190         1,126,438
                                                       2006      1.055          1.157           876,376
                                                       2005      0.982          1.055                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2011      1.093          1.042            55,311
                                                       2010      0.987          1.093            55,337
                                                       2009      0.771          0.987            55,365
                                                       2008      1.151          0.771            79,243
                                                       2007      1.120          1.151            59,411
                                                       2006      1.041          1.120             4,002
                                                       2005      0.992          1.041                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.558          0.585                --
                                                       2008      1.125          0.558                --
                                                       2007      1.076          1.125                --
                                                       2006      1.015          1.076                --
                                                       2005      1.000          1.015                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.785          0.714                --
                                                       2008      1.470          0.785                --
                                                       2007      1.335          1.470                --
                                                       2006      1.119          1.335                --
                                                       2005      1.000          1.119                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2011      1.061          0.972                --
                                                       2010      0.925          1.061                --
                                                       2009      0.759          0.925                --
                                                       2008      1.178          0.759                --
                                                       2007      1.150          1.178                --
                                                       2006      1.053          1.150                --
                                                       2005      1.000          1.053                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.687          0.705                --
                                                       2008      1.145          0.687                --
                                                       2007      1.089          1.145                --
                                                       2006      1.088          1.089                --
                                                       2005      1.000          1.088                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2011      1.174          1.254                --
                                                       2010      0.939          1.174                --
                                                       2009      0.734          0.939                --
                                                       2008      1.223          0.734                --
                                                       2007      1.554          1.223                --
                                                       2006      1.171          1.554                --
                                                       2005      1.000          1.171                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.060          1.240                --
                                                       2006      1.010          1.060                --
                                                       2005      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.663          0.631                --
                                                       2008      1.102          0.663                --
                                                       2007      1.220          1.102                --
                                                       2006      1.099          1.220                --
                                                       2005      1.000          1.099                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.023          1.081                --
                                                       2005      1.000          1.023                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.911          0.959                --
                                                       2008      1.060          0.911            24,657
                                                       2007      1.026          1.060             4,302
                                                       2006      0.993          1.026             4,360
                                                       2005      1.000          0.993                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.140          1.129                --
                                                       2006      1.018          1.140                --
                                                       2005      1.000          1.018                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio -- Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio -- Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio -- Class B and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.378          1.346                --
                                                       2005      1.220          1.378           233,209
                                                       2004      1.145          1.220           145,734
                                                       2003      1.000          1.145                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      2.054          1.840           581,666
                                                       2010      1.869          2.054           590,448
                                                       2009      1.336          1.869           710,200
                                                       2008      2.206          1.336           757,724
                                                       2007      1.954          2.206           862,237
                                                       2006      1.650          1.954           840,073
                                                       2005      1.471          1.650           790,943
                                                       2004      1.319          1.471           298,870
                                                       2003      1.000          1.319            15,684

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.676          1.577         1,584,818
                                                       2010      1.436          1.676         1,776,385
                                                       2009      1.048          1.436         1,981,591
                                                       2008      1.902          1.048         2,169,802
                                                       2007      1.722          1.902         2,261,505
                                                       2006      1.589          1.722         2,434,271
                                                       2005      1.391          1.589         2,311,664
                                                       2004      1.258          1.391         1,178,911
                                                       2003      1.000          1.258           134,180

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.432          1.382         1,570,713
                                                       2010      1.307          1.432         1,756,510
                                                       2009      1.013          1.307         1,963,018
                                                       2008      1.658          1.013         2,163,248
                                                       2007      1.606          1.658         2,161,567
                                                       2006      1.418          1.606         2,215,409
                                                       2005      1.362          1.418         2,165,504
                                                       2004      1.256          1.362         1,214,780
                                                       2003      1.000          1.256           123,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.660          1.642                --
                                                       2005      1.428          1.660           445,734
                                                       2004      1.215          1.428            86,415
                                                       2003      1.000          1.215            38,283

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.719          2.242                --
                                                       2005      1.631          1.719         1,012,396
                                                       2004      1.263          1.631           516,544
                                                       2003      1.000          1.263            75,167

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.496          1.431                --
                                                       2007      1.420          1.496           236,748
                                                       2006      1.240          1.420           240,910
                                                       2005      1.209          1.240           235,604
                                                       2004      1.170          1.209            87,371
                                                       2003      1.000          1.170            29,621

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.304          1.230                --
                                                       2007      1.491          1.304           278,225
                                                       2006      1.461          1.491           286,689
                                                       2005      1.405          1.461           291,197
                                                       2004      1.283          1.405           203,908
                                                       2003      1.000          1.283            29,960

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.312          1.426                --
                                                       2005      1.211          1.312           261,973
                                                       2004      1.079          1.211            57,352
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.309          1.459                --
                                                       2005      1.209          1.309           124,463
                                                       2004      1.072          1.209            48,619
                                                       2003      1.000          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.753          1.675           668,157
                                                       2010      1.525          1.753           697,747
                                                       2009      1.145          1.525           760,724
                                                       2008      2.032          1.145           855,864
                                                       2007      1.762          2.032           942,048
                                                       2006      1.608          1.762         1,002,487
                                                       2005      1.402          1.608           819,158
                                                       2004      1.239          1.402           398,465
                                                       2003      1.000          1.239            30,868

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.467          1.402            24,548
                                                       2010      1.265          1.467            23,159
                                                       2009      0.947          1.265           224,935
                                                       2008      1.643          0.947           229,391
                                                       2007      1.566          1.643           217,483
                                                       2006      1.399          1.566           217,584
                                                       2005      1.179          1.399           231,823
                                                       2004      1.184          1.179             9,228
                                                       2003      1.000          1.184                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.590          2.270           904,292
                                                       2010      2.049          2.590           903,157
                                                       2009      1.491          2.049         1,070,554
                                                       2008      2.512          1.491         1,190,020
                                                       2007      2.215          2.512         1,327,016
                                                       2006      2.005          2.215         1,361,783
                                                       2005      1.728          2.005         1,211,721
                                                       2004      1.410          1.728           537,441
                                                       2003      1.000          1.410            28,227

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.452          1.690                --
                                                       2005      1.336          1.452           245,540
                                                       2004      1.206          1.336           113,600
                                                       2003      1.000          1.206             8,710

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.619          3.292                --
                                                       2007      2.859          3.619           358,586
                                                       2006      2.270          2.859           367,205
                                                       2005      1.812          2.270           338,359
                                                       2004      1.478          1.812           152,981
                                                       2003      1.000          1.478            11,475

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.925          1.691           840,062
                                                       2010      1.806          1.925           947,057
                                                       2009      1.340          1.806         1,095,082
                                                       2008      2.287          1.340         1,288,407
                                                       2007      2.015          2.287         1,434,778
                                                       2006      1.687          2.015         1,459,522
                                                       2005      1.558          1.687         1,527,265
                                                       2004      1.337          1.558           940,538
                                                       2003      1.104          1.337           182,570

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.619          1.939                --
                                                       2005      1.513          1.619         1,116,443
                                                       2004      1.326          1.513           468,827
                                                       2003      1.000          1.326            41,506

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.062          1.058           555,904
                                                       2004      0.990          1.062           180,567

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.272                --
                                                       2005      1.164          1.232            28,018
                                                       2004      1.093          1.164            27,891
                                                       2003      1.000          1.093            10,549

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.592          1.614                --
                                                       2009      1.289          1.592             3,253
                                                       2008      1.847          1.289             3,255
                                                       2007      1.544          1.847             3,256
                                                       2006      1.477          1.544                --
                                                       2005      1.337          1.477                --
                                                       2004      1.191          1.337                --
                                                       2003      1.000          1.191                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.979          2.118                --
                                                       2010      1.618          1.979            40,143
                                                       2009      1.049          1.618            44,572
                                                       2008      1.905          1.049            33,223
                                                       2007      1.592          1.905            37,776
                                                       2006      1.502          1.592            14,230
                                                       2005      1.369          1.502             7,740
                                                       2004      1.385          1.369                --
                                                       2003      1.000          1.385                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.666          1.569                --
                                                       2007      1.549          1.666             3,622
                                                       2006      1.336          1.549             3,714
                                                       2005      1.287          1.336             3,689
                                                       2004      1.253          1.287             2,471
                                                       2003      1.000          1.253                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           294,987
                                                       2004      1.333          1.506           119,769
                                                       2003      1.000          1.333             6,277

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.516          1.527           192,076
                                                       2010      1.233          1.516           213,462
                                                       2009      0.932          1.233           226,662
                                                       2008      1.591          0.932           243,658
                                                       2007      1.651          1.591           246,294

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.460          1.473            53,664
                                                       2010      1.318          1.460            60,501
                                                       2009      1.098          1.318            65,057
                                                       2008      1.580          1.098            79,583
                                                       2007      1.528          1.580           149,614

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.498          1.382           588,539
                                                       2010      1.307          1.498           311,817
                                                       2009      1.028          1.307           347,212
                                                       2008      1.648          1.028           340,472
                                                       2007      1.722          1.648           347,575

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.320          1.289           256,882
                                                       2010      1.222          1.320           262,911
                                                       2009      0.873          1.222           274,297
                                                       2008      1.417          0.873           222,879
                                                       2007      1.416          1.417           245,584

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.432          1.478           137,646
                                                       2010      1.331          1.432           161,545
                                                       2009      1.087          1.331           175,379
                                                       2008      1.718          1.087           179,183
                                                       2007      1.682          1.718           204,059
                                                       2006      1.447          1.682           244,341
                                                       2005      1.381          1.447           271,405
                                                       2004      1.273          1.381           190,757
                                                       2003      1.000          1.273            49,689

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      2.013          2.007           238,765
                                                       2010      1.636          2.013           274,528
                                                       2009      1.165          1.636           392,888
                                                       2008      1.999          1.165           389,310
                                                       2007      1.849          1.999           392,612
                                                       2006      1.667          1.849           410,677
                                                       2005      1.617          1.667           397,431
                                                       2004      1.429          1.617           303,512
                                                       2003      1.000          1.429            37,303

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.965          0.939                --
                                                       2008      1.570          0.965           546,627
                                                       2007      1.522          1.570           699,338
                                                       2006      1.345          1.522           695,284
                                                       2005      1.312          1.345           698,391
                                                       2004      1.211          1.312           504,679
                                                       2003      1.000          1.211            55,342

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.212          1.192            62,193
                                                       2010      1.100          1.212            69,847
                                                       2009      0.911          1.100           320,894
                                                       2008      1.238          0.911           353,204
                                                       2007      1.136          1.238           360,173
                                                       2006      1.073          1.136           362,779
                                                       2005      1.045          1.073           372,448
                                                       2004      0.945          1.045           333,251

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.979          0.967                --
                                                       2010      0.912          0.979           130,236
                                                       2009      0.790          0.912            71,565
                                                       2008      1.019          0.790            86,995
                                                       2007      1.023          1.019           308,701
                                                       2006      0.999          1.023           123,836
                                                       2005      0.993          0.999           146,211
                                                       2004      0.998          0.993           146,687
                                                       2003      1.000          0.998            25,089

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.656          1.737                --
                                                       2006      1.426          1.656           338,487
                                                       2005      1.394          1.426           356,315
                                                       2004      1.309          1.394           307,014
                                                       2003      1.000          1.309            41,170

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.369          1.426                --
                                                       2006      1.336          1.369           253,907
                                                       2005      1.291          1.336           286,424
                                                       2004      1.307          1.291           217,039
                                                       2003      1.000          1.307            10,895

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.610          1.666                --
                                                       2006      1.474          1.610           250,676
                                                       2005      1.365          1.474           260,495
                                                       2004      1.272          1.365           152,042
                                                       2003      1.000          1.272            40,230

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.473          1.538                --
                                                       2006      1.333          1.473           157,580
                                                       2005      1.308          1.333           126,393
                                                       2004      1.227          1.308           117,048
                                                       2003      1.000          1.227            50,150

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.610          1.672                --
                                                       2006      1.396          1.610           469,864
                                                       2005      1.375          1.396           485,157
                                                       2004      1.242          1.375           176,267
                                                       2003      1.000          1.242             2,811

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           576,274
                                                       2005      1.533          1.631           728,687
                                                       2004      1.257          1.533           284,735
                                                       2003      1.000          1.257            35,800

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116                --
                                                       2005      1.060          1.082           417,007
                                                       2004      0.981          1.060           165,264

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.780          1.715                --
                                                       2007      1.707          1.780           330,746
                                                       2006      1.794          1.707           330,112

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.633          1.648           570,643
                                                       2010      1.429          1.633           590,219
                                                       2009      0.986          1.429           633,369
                                                       2008      1.322          0.986           681,314
                                                       2007      1.309          1.322           850,596
                                                       2006      1.242          1.309           324,051

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.636          1.715                --
                                                       2006      1.546          1.636           166,665

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.369          1.349           131,562
                                                       2010      1.237          1.369           135,483
                                                       2009      1.055          1.237           148,044
                                                       2008      1.712          1.055           155,237
                                                       2007      1.701          1.712           170,287

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.891          0.830         1,182,379
                                                       2010      0.780          0.891         1,252,626
                                                       2009      0.587          0.780         1,366,011
                                                       2008      1.021          0.587         1,473,698
                                                       2007      1.219          1.021         1,515,113
                                                       2006      1.003          1.219         1,809,767

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.444          1.276            40,795
                                                       2010      1.229          1.444            37,691
                                                       2009      0.968          1.229            43,951
                                                       2008      1.317          0.968            38,523
                                                       2007      1.353          1.317            63,517
                                                       2006      1.270          1.353            53,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.952          1.651           227,398
                                                       2010      1.702          1.952           220,757
                                                       2009      1.113          1.702           218,267
                                                       2008      1.910          1.113           287,445
                                                       2007      1.960          1.910           351,762
                                                       2006      1.780          1.960           316,052

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.369          1.335            21,879
                                                       2010      1.101          1.369            17,621
                                                       2009      0.834          1.101            22,922
                                                       2008      1.382          0.834            22,362
                                                       2007      1.262          1.382            27,242
                                                       2006      1.273          1.262            17,062

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.872          1.706           392,118
                                                       2010      1.736          1.872           444,271
                                                       2009      1.233          1.736           462,272
                                                       2008      2.157          1.233           413,517
                                                       2007      1.682          2.157           429,685
                                                       2006      1.642          1.682           396,216

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.767          1.648           229,439
                                                       2010      1.458          1.767           253,497
                                                       2009      1.082          1.458           276,747
                                                       2008      1.712          1.082           288,570

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.106          1.030         1,552,496
                                                       2010      0.915          1.106         1,164,583
                                                       2009      0.681          0.915         1,410,554
                                                       2008      1.122          0.681         1,654,478
                                                       2007      1.268          1.122            86,866

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.906          0.896                --
                                                       2008      1.233          0.906           397,331
                                                       2007      1.179          1.233           420,681
                                                       2006      1.116          1.179           472,318

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.658          1.708           326,918
                                                       2010      1.490          1.658           380,617
                                                       2009      1.105          1.490           384,331
                                                       2008      1.377          1.105           358,147
                                                       2007      1.311          1.377           411,364
                                                       2006      1.252          1.311           429,166

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.979          0.927           576,851
                                                       2010      0.793          0.979           612,417
                                                       2009      0.638          0.793           741,339
                                                       2008      1.059          0.638           813,148
                                                       2007      1.071          1.059           898,327
                                                       2006      0.964          1.071             7,715

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.894          0.849                --
                                                       2008      1.585          0.894           104,847
                                                       2007      1.441          1.585           114,498
                                                       2006      1.459          1.441           133,230

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.000          0.855           178,643

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      3.047          2.436           244,039
                                                       2010      2.507          3.047           253,013
                                                       2009      1.509          2.507           329,620
                                                       2008      3.297          1.509           366,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.855          1.628           946,241
                                                       2010      1.693          1.855           995,566
                                                       2009      1.309          1.693         1,210,101
                                                       2008      2.310          1.309         1,266,452
                                                       2007      2.201          2.310            67,205

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.367          1.499           795,965
                                                       2010      1.288          1.367           828,396
                                                       2009      1.107          1.288           773,155
                                                       2008      1.206          1.107           730,859
                                                       2007      1.139          1.206           709,817

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.450          1.471         3,608,642
                                                       2010      1.363          1.450         2,320,501
                                                       2009      1.224          1.363         2,331,313

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.465          1.375            42,769
                                                       2010      1.282          1.465            72,105
                                                       2009      1.053          1.282            70,368
                                                       2008      1.595          1.053            62,526
                                                       2007      1.545          1.595            79,266
                                                       2006      1.438          1.545            76,943

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.282                --
                                                       2006      1.104          1.162            85,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.534          1.563           948,066
                                                       2010      1.391          1.534           909,923
                                                       2009      1.063          1.391           946,334
                                                       2008      1.211          1.063           983,963
                                                       2007      1.155          1.211         1,028,520
                                                       2006      1.116          1.155           785,830

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.109          1.704            50,479

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.924          0.872           779,438
                                                       2010      0.803          0.924           937,954
                                                       2009      0.690          0.803           992,643
                                                       2008      1.101          0.690         1,013,968
                                                       2007      1.077          1.101         1,216,095
                                                       2006      1.001          1.077           697,417

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.991          0.887         1,592,770
                                                       2010      0.841          0.991         1,763,969
                                                       2009      0.676          0.841         2,022,001
                                                       2008      0.980          0.676         2,140,066
                                                       2007      1.028          0.980         2,425,148
                                                       2006      1.003          1.028           711,952

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.453          1.408           413,560
                                                       2010      1.287          1.453           436,926
                                                       2009      1.032          1.287           529,725

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.576          1.501           196,569
                                                       2010      1.392          1.576           221,983
                                                       2009      0.949          1.392           416,079
                                                       2008      1.778          0.949           463,937
                                                       2007      1.502          1.778           461,426
                                                       2006      1.540          1.502           460,045

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.204          1.261           440,767
                                                       2010      1.130          1.204           468,938
                                                       2009      1.050          1.130           490,003
                                                       2008      1.106          1.050           536,250
                                                       2007      1.058          1.106           630,779
                                                       2006      1.019          1.058           484,574

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.137          1.160           312,718
                                                       2010      1.055          1.137           312,094
                                                       2009      0.910          1.055           338,380

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.221          1.093           273,863
                                                       2010      1.037          1.221           361,316
                                                       2009      0.824          1.037           427,767

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.043          1.025         5,482,238
                                                       2010      1.060          1.043         5,587,121
                                                       2009      1.074          1.060         6,098,592
                                                       2008      1.062          1.074         6,523,177
                                                       2007      1.028          1.062         3,332,432
                                                       2006      1.006          1.028         3,222,885

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.257          1.186           175,607
                                                       2010      1.141          1.257           200,885
                                                       2009      0.880          1.141           239,608
                                                       2008      1.426          0.880           264,858

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.769          0.802                --
                                                       2008      1.417          0.769           310,605
                                                       2007      1.387          1.417           304,423
                                                       2006      1.369          1.387           318,716

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.218          1.123           592,860
                                                       2010      1.082          1.218           618,116
                                                       2009      0.905          1.082           615,503
                                                       2008      1.508          0.905           650,801
                                                       2007      1.474          1.508           760,928
                                                       2006      1.438          1.474           812,291

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.926          1.003                --
                                                       2010      0.814          0.926           170,919
                                                       2009      0.630          0.814           395,266
                                                       2008      1.076          0.630           401,375
                                                       2007      1.060          1.076           407,964
                                                       2006      1.002          1.060           415,612

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.167          1.185           776,520
                                                       2010      1.079          1.167           767,668
                                                       2009      0.910          1.079           809,221
                                                       2008      1.081          0.910           628,181
                                                       2007      1.042          1.081           167,259
                                                       2006      1.001          1.042            52,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.110          1.103           864,014
                                                       2010      1.013          1.110           953,169
                                                       2009      0.833          1.013           615,170
                                                       2008      1.080          0.833           347,305
                                                       2007      1.049          1.080           307,605
                                                       2006      1.002          1.049            78,615

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.050          1.018           702,750
                                                       2010      0.943          1.050           823,214
                                                       2009      0.758          0.943         1,106,422
                                                       2008      1.081          0.758           698,697
                                                       2007      1.054          1.081           826,468
                                                       2006      1.002          1.054           695,042

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.987          0.934           348,743
                                                       2010      0.875          0.987           279,346
                                                       2009      0.689          0.875           520,467
                                                       2008      1.081          0.689           525,964
                                                       2007      1.059          1.081           565,433
                                                       2006      1.002          1.059           434,710

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.010          1.009           708,708
                                                       2010      0.897          1.010           755,899
                                                       2009      0.730          0.897         1,190,775

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.353          1.359         1,317,848
                                                       2010      1.252          1.353         1,549,396
                                                       2009      1.076          1.252         1,631,485
                                                       2008      1.409          1.076         1,664,381
                                                       2007      1.376          1.409         2,193,063
                                                       2006      1.288          1.376         2,464,195

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.266          1.256           458,507
                                                       2010      1.156          1.266           476,031
                                                       2009      0.973          1.156           480,020
                                                       2008      1.467          0.973           491,422
                                                       2007      1.387          1.467           511,174
                                                       2006      1.256          1.387           563,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.005          0.905         1,416,751
                                                       2010      0.881          1.005         1,591,586
                                                       2009      0.641          0.881         1,624,393
                                                       2008      1.097          0.641         1,736,560
                                                       2007      1.050          1.097         1,928,469
                                                       2006      0.996          1.050         2,037,499

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.055          1.023           903,709
                                                       2010      0.919          1.055           875,435
                                                       2009      0.653          0.919         1,112,032
                                                       2008      1.146          0.653           849,286
                                                       2007      1.068          1.146           319,549
                                                       2006      0.998          1.068           309,858

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.436          1.432           679,583
                                                       2010      1.084          1.436           743,130
                                                       2009      0.796          1.084           721,583
                                                       2008      1.211          0.796           668,556

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.081          1.148           611,233

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.153          1.198           235,069
                                                       2010      1.107          1.153           268,545
                                                       2009      1.078          1.107           328,155
                                                       2008      1.098          1.078           345,901
                                                       2007      1.069          1.098           356,357
                                                       2006      1.034          1.069           364,365

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         3,371,576
                                                       2004      0.993          0.987         2,175,883
                                                       2003      1.000          0.993         1,310,823

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155                --
                                                       2005      1.052          1.094           269,043
                                                       2004      0.992          1.052            92,026

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           806,861
                                                       2005      1.120          1.124         1,079,597
                                                       2004      1.046          1.120           212,548
                                                       2003      1.000          1.046            37,676

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.182          1.221                --
                                                       2008      1.147          1.182         2,423,102
                                                       2007      1.073          1.147         2,470,927
                                                       2006      1.051          1.073         2,529,532
                                                       2005      1.044          1.051         2,497,306
                                                       2004      1.012          1.044           968,230
                                                       2003      1.000          1.012           316,179

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.045          2.213                --
                                                       2006      1.629          2.045             6,386
                                                       2005      1.476          1.629             4,302
                                                       2004      1.292          1.476                --
                                                       2003      1.000          1.292             3,031

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.151          2.296                --
                                                       2006      1.865          2.151           868,558
                                                       2005      1.773          1.865           865,656
                                                       2004      1.428          1.773           469,458
                                                       2003      1.000          1.428            61,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.371          1.459                --
                                                       2005      1.282          1.371           136,917
                                                       2004      1.225          1.282            85,341
                                                       2003      1.000          1.225            16,182

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.175          1.252                --
                                                       2005      1.191          1.175           335,953
                                                       2004      1.140          1.191           184,806
                                                       2003      1.000          1.140            34,119

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.643          1.794                --
                                                       2005      1.487          1.643           326,543
                                                       2004      1.298          1.487           212,893
                                                       2003      1.000          1.298            32,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.369          1.438                --
                                                       2005      1.333          1.369           796,677
                                                       2004      1.234          1.333           445,063
                                                       2003      1.000          1.234            83,835

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.212          1.242                --
                                                       2005      1.202          1.212           278,152
                                                       2004      1.108          1.202           163,728
                                                       2003      1.000          1.108            55,293

  Travelers Federated Stock Subaccount (6/03)........  2006      1.407          1.456                --
                                                       2005      1.359          1.407            33,030
                                                       2004      1.250          1.359            25,423
                                                       2003      1.000          1.250             1,345

  Travelers Large Cap Subaccount (6/03)..............  2006      1.329          1.369                --
                                                       2005      1.244          1.329           267,943
                                                       2004      1.188          1.244           158,186
                                                       2003      1.000          1.188            26,643

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.100          1.169                --
                                                       2005      1.000          1.100           292,653

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.033                --
                                                       2005      1.000          1.030            50,090

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.067          1.104                --
                                                       2005      1.000          1.067           580,765

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.123                --
                                                       2005      1.000          1.077           334,074

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066                --
                                                       2005      1.000          1.046            25,746

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.456          1.546                --
                                                       2005      1.322          1.456           161,991
                                                       2004      1.160          1.322            86,666
                                                       2003      1.000          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.456          1.540                --
                                                       2005      1.437          1.456           460,731
                                                       2004      1.281          1.437           312,401
                                                       2003      1.000          1.281            10,283

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.248          1.288                --
                                                       2005      1.233          1.248         2,471,112
                                                       2004      1.125          1.233         1,075,218
                                                       2003      1.000          1.125           143,113

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.256                --
                                                       2005      1.111          1.162           543,927
                                                       2004      0.961          1.111           114,475

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.550          1.780                --
                                                       2005      1.439          1.550           228,774
                                                       2004      1.265          1.439           135,891
                                                       2003      1.000          1.265             4,766

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.355          1.438                --
                                                       2005      1.301          1.355            69,817
                                                       2004      1.190          1.301             9,188
                                                       2003      1.000          1.190                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.050          1.104                --
                                                       2005      1.000          1.050            83,935

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.116                --
                                                       2005      1.085          1.106           808,416
                                                       2004      0.971          1.085           157,198

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.019                --
                                                       2005      1.030          1.029           605,434
                                                       2004      1.014          1.030           311,122
                                                       2003      1.000          1.014           142,286

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.335          1.392                --
                                                       2005      1.330          1.335            58,950
                                                       2004      1.228          1.330            52,599
                                                       2003      1.000          1.228             9,971

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.273                --
                                                       2005      1.000          1.106            14,618

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270                --
                                                       2005      1.000          1.108            50,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.034                --
                                                       2005      1.046          1.073           374,550
                                                       2004      0.979          1.046            47,201

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.029          0.998                --
                                                       2008      1.631          1.029           535,740
                                                       2007      1.699          1.631           596,073
                                                       2006      1.489          1.699           611,947
                                                       2005      1.454          1.489           597,781
                                                       2004      1.260          1.454           248,011
                                                       2003      1.000          1.260             8,903

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.834          0.855                --
                                                       2008      1.490          0.834                --
                                                       2007      1.348          1.490                --
                                                       2006      1.284          1.348                --
                                                       2005      1.211          1.284                --
                                                       2004      1.187          1.211                --
                                                       2003      1.000          1.187                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      2.046          1.832               --
                                                       2010      1.863          2.046               --
                                                       2009      1.332          1.863           16,095
                                                       2008      2.201          1.332           16,095
                                                       2007      1.950          2.201           16,095
                                                       2006      1.648          1.950           16,095
                                                       2005      1.470          1.648           16,095
                                                       2004      1.318          1.470           16,095
                                                       2003      1.000          1.318            2,754

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.669          1.570            3,245
                                                       2010      1.431          1.669            3,251
                                                       2009      1.045          1.431           11,665
                                                       2008      1.898          1.045           11,671
                                                       2007      1.719          1.898           11,677
                                                       2006      1.587          1.719           11,682
                                                       2005      1.390          1.587           11,687
                                                       2004      1.257          1.390           11,693
                                                       2003      1.000          1.257            4,726

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.426          1.376            3,327
                                                       2010      1.303          1.426            3,335
                                                       2009      1.010          1.303            3,344
                                                       2008      1.654          1.010            3,354
                                                       2007      1.603          1.654            3,362
                                                       2006      1.416          1.603            3,369
                                                       2005      1.361          1.416               --
                                                       2004      1.255          1.361            5,691
                                                       2003      1.000          1.255            3,612

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.657          1.639               --
                                                       2005      1.427          1.657               --
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717            1,701
                                                       2004      1.263          1.630            7,121
                                                       2003      1.000          1.263            3,675

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.492          1.428               --
                                                       2007      1.418          1.492           16,836
                                                       2006      1.239          1.418           17,229
                                                       2005      1.208          1.239           17,653
                                                       2004      1.170          1.208           13,843
                                                       2003      1.000          1.170            1,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.300          1.227               --
                                                       2007      1.488          1.300               --
                                                       2006      1.459          1.488               --
                                                       2005      1.404          1.459               --
                                                       2004      1.283          1.404            3,443
                                                       2003      1.000          1.283            3,443

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.746          1.668            3,043
                                                       2010      1.520          1.746            3,051
                                                       2009      1.142          1.520            3,059
                                                       2008      2.027          1.142            3,068
                                                       2007      1.759          2.027            3,075
                                                       2006      1.606          1.759            3,082
                                                       2005      1.401          1.606               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.461          1.396               --
                                                       2010      1.260          1.461               --
                                                       2009      0.944          1.260               --
                                                       2008      1.639          0.944               --
                                                       2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.580          2.260               --
                                                       2010      2.042          2.580               --
                                                       2009      1.487          2.042               --
                                                       2008      2.506          1.487            1,502
                                                       2007      2.211          2.506            1,502
                                                       2006      2.002          2.211            1,559
                                                       2005      1.726          2.002            3,349
                                                       2004      1.409          1.726            3,924
                                                       2003      1.000          1.409               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.686               --
                                                       2005      1.334          1.450               --
                                                       2004      1.206          1.334            5,925
                                                       2003      1.000          1.206            3,788

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.611          3.283               --
                                                       2007      2.853          3.611               --
                                                       2006      2.267          2.853               --
                                                       2005      1.810          2.267               --
                                                       2004      1.477          1.810               --
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.917          1.684              984
                                                       2010      1.800          1.917              987
                                                       2009      1.336          1.800            1,510
                                                       2008      2.281          1.336            9,765
                                                       2007      2.011          2.281           27,581
                                                       2006      1.685          2.011           40,952
                                                       2005      1.556          1.685           36,787
                                                       2004      1.336          1.556           42,048
                                                       2003      1.104          1.336               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617           25,503
                                                       2004      1.326          1.512           17,201
                                                       2003      1.000          1.326            1,376

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.990          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.231          1.270               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163            4,021
                                                       2003      1.000          1.093            4,021

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.587          1.608               --
                                                       2009      1.285          1.587               --
                                                       2008      1.843          1.285               --
                                                       2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.971          2.109               --
                                                       2010      1.613          1.971               --
                                                       2009      1.046          1.613               --
                                                       2008      1.900          1.046               --
                                                       2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500            1,138
                                                       2004      1.384          1.368            1,140
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.662          1.565               --
                                                       2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.537          1.723               --
                                                       2005      1.504          1.537            2,061
                                                       2004      1.333          1.504            2,065
                                                       2003      1.000          1.333               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.510          1.520               --
                                                       2010      1.229          1.510               --
                                                       2009      0.929          1.229               --
                                                       2008      1.587          0.929               --
                                                       2007      1.648          1.587               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.454          1.466               --
                                                       2010      1.314          1.454               --
                                                       2009      1.095          1.314               --
                                                       2008      1.576          1.095               --
                                                       2007      1.524          1.576               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.492          1.376            6,035
                                                       2010      1.302          1.492            9,080
                                                       2009      1.025          1.302           13,063
                                                       2008      1.644          1.025            3,191
                                                       2007      1.718          1.644            3,196

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.315          1.284               --
                                                       2010      1.218          1.315               --
                                                       2009      0.871          1.218               --
                                                       2008      1.413          0.871               --
                                                       2007      1.413          1.413               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.427          1.471               --
                                                       2010      1.326          1.427               --
                                                       2009      1.084          1.326            8,333
                                                       2008      1.714          1.084            8,333
                                                       2007      1.679          1.714            8,333
                                                       2006      1.445          1.679            8,333
                                                       2005      1.380          1.445            8,333
                                                       2004      1.272          1.380            8,333
                                                       2003      1.000          1.272            1,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      2.005          1.998               --
                                                       2010      1.630          2.005               --
                                                       2009      1.162          1.630               --
                                                       2008      1.995          1.162               --
                                                       2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.962          0.936               --
                                                       2008      1.566          0.962               --
                                                       2007      1.519          1.566               --
                                                       2006      1.343          1.519               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311            5,045
                                                       2003      1.000          1.210            3,724

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.208          1.187               --
                                                       2010      1.096          1.208               --
                                                       2009      0.908          1.096               --
                                                       2008      1.236          0.908               --
                                                       2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.945          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.975          0.963               --
                                                       2010      0.909          0.975               --
                                                       2009      0.788          0.909               --
                                                       2008      1.017          0.788               --
                                                       2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653            3,201
                                                       2005      1.393          1.424            3,206
                                                       2004      1.309          1.393            3,212
                                                       2003      1.000          1.309            3,213

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.366          1.423               --
                                                       2006      1.334          1.366               --
                                                       2005      1.290          1.334               --
                                                       2004      1.306          1.290               --
                                                       2003      1.000          1.306               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.363          1.472               --
                                                       2004      1.272          1.363            3,491
                                                       2003      1.000          1.272            3,491

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331            2,357
                                                       2004      1.227          1.307            2,361
                                                       2003      1.000          1.227               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607               --
                                                       2005      1.374          1.394               --
                                                       2004      1.241          1.374            3,686
                                                       2003      1.000          1.241            3,686

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.796          1.979               --
                                                       2006      1.629          1.796            6,379
                                                       2005      1.532          1.629            4,441
                                                       2004      1.257          1.532            5,008
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081            2,761
                                                       2004      0.981          1.060            3,195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.776          1.711               --
                                                       2007      1.704          1.776            3,134
                                                       2006      1.791          1.704            3,139

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.627          1.640               --
                                                       2010      1.424          1.627               --
                                                       2009      0.983          1.424               --
                                                       2008      1.319          0.983               --
                                                       2007      1.306          1.319               --
                                                       2006      1.240          1.306               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.711               --
                                                       2006      1.543          1.633            9,105

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.364          1.343                0
                                                       2010      1.233          1.364                0
                                                       2009      1.052          1.233            9,105
                                                       2008      1.708          1.052            9,105
                                                       2007      1.697          1.708            9,105

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.889          0.828               --
                                                       2010      0.778          0.889               --
                                                       2009      0.586          0.778               --
                                                       2008      1.020          0.586            3,722
                                                       2007      1.219          1.020            3,392
                                                       2006      1.003          1.219            3,023

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.440          1.272               --
                                                       2010      1.226          1.440               --
                                                       2009      0.966          1.226               --
                                                       2008      1.315          0.966               --
                                                       2007      1.352          1.315               --
                                                       2006      1.269          1.352               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.944          1.643            3,771
                                                       2010      1.696          1.944            3,781
                                                       2009      1.110          1.696            3,791
                                                       2008      1.906          1.110            3,802
                                                       2007      1.956          1.906            3,811
                                                       2006      1.777          1.956            3,819

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.365          1.330               --
                                                       2010      1.098          1.365               --
                                                       2009      0.833          1.098               --
                                                       2008      1.381          0.833               --
                                                       2007      1.261          1.381               --
                                                       2006      1.272          1.261               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.865          1.698               --
                                                       2010      1.730          1.865               --
                                                       2009      1.230          1.730               --
                                                       2008      2.152          1.230               --
                                                       2007      1.679          2.152               --
                                                       2006      1.639          1.679               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.760          1.641            3,112
                                                       2010      1.454          1.760            3,118
                                                       2009      1.079          1.454            3,123
                                                       2008      1.707          1.079            3,129

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.103          1.026           71,521
                                                       2010      0.913          1.103           53,698
                                                       2009      0.680          0.913           55,873
                                                       2008      1.121          0.680           70,366
                                                       2007      1.266          1.121               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.904          0.894               --
                                                       2008      1.231          0.904            2,960
                                                       2007      1.178          1.231            3,042
                                                       2006      1.115          1.178            2,971

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.651          1.701               --
                                                       2010      1.485          1.651               --
                                                       2009      1.102          1.485               --
                                                       2008      1.374          1.102               --
                                                       2007      1.309          1.374               --
                                                       2006      1.250          1.309               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.977          0.924            6,109
                                                       2010      0.792          0.977            6,956
                                                       2009      0.637          0.792            7,946
                                                       2008      1.058          0.637            9,200
                                                       2007      1.071          1.058           10,103
                                                       2006      0.964          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.891          0.847               --
                                                       2008      1.581          0.891               --
                                                       2007      1.438          1.581               --
                                                       2006      1.457          1.438               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.998          0.852               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      3.035          2.425               --
                                                       2010      2.498          3.035               --
                                                       2009      1.505          2.498               --
                                                       2008      3.288          1.505               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.847          1.621           34,707
                                                       2010      1.687          1.847           36,846
                                                       2009      1.305          1.687           34,464
                                                       2008      2.305          1.305           34,716
                                                       2007      2.197          2.305               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.362          1.492            5,429
                                                       2010      1.283          1.362            5,252
                                                       2009      1.103          1.283            5,063
                                                       2008      1.203          1.103              211
                                                       2007      1.137          1.203               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.444          1.464           42,041
                                                       2010      1.359          1.444           11,419
                                                       2009      1.221          1.359           22,312

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.460          1.369               --
                                                       2010      1.278          1.460               --
                                                       2009      1.050          1.278               --
                                                       2008      1.591          1.050               --
                                                       2007      1.542          1.591               --
                                                       2006      1.435          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.281               --
                                                       2006      1.104          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.529          1.557               --
                                                       2010      1.387          1.529               --
                                                       2009      1.061          1.387               --
                                                       2008      1.209          1.061               --
                                                       2007      1.154          1.209               --
                                                       2006      1.115          1.154               --

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.101          1.696               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.921          0.869               --
                                                       2010      0.801          0.921               --
                                                       2009      0.689          0.801               --
                                                       2008      1.100          0.689               --
                                                       2007      1.077          1.100               --
                                                       2006      1.001          1.077               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.989          0.884               --
                                                       2010      0.839          0.989               --
                                                       2009      0.675          0.839               --
                                                       2008      0.979          0.675            3,364
                                                       2007      1.028          0.979            3,598
                                                       2006      1.003          1.028               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.448          1.402               --
                                                       2010      1.282          1.448               --
                                                       2009      1.029          1.282               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.570          1.494               --
                                                       2010      1.387          1.570               --
                                                       2009      0.946          1.387               --
                                                       2008      1.774          0.946               --
                                                       2007      1.499          1.774               --
                                                       2006      1.538          1.499               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.199          1.256            3,915
                                                       2010      1.126          1.199            3,921
                                                       2009      1.047          1.126            3,928
                                                       2008      1.103          1.047           37,825
                                                       2007      1.056          1.103           39,948
                                                       2006      1.018          1.056               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.133          1.156               --
                                                       2010      1.052          1.133               --
                                                       2009      0.907          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.217          1.089            4,018
                                                       2010      1.033          1.217            4,706
                                                       2009      0.821          1.033            5,489

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.038          1.020           30,614
                                                       2010      1.057          1.038           33,546
                                                       2009      1.071          1.057           27,446
                                                       2008      1.059          1.071           21,460
                                                       2007      1.026          1.059          100,284
                                                       2006      1.005          1.026           83,497

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.252          1.180               --
                                                       2010      1.137          1.252               --
                                                       2009      0.877          1.137            9,165
                                                       2008      1.422          0.877           16,385

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.767          0.800               --
                                                       2008      1.414          0.767           28,492
                                                       2007      1.384          1.414           30,557
                                                       2006      1.367          1.384           32,182

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.213          1.118               --
                                                       2010      1.079          1.213               --
                                                       2009      0.902          1.079               --
                                                       2008      1.505          0.902               --
                                                       2007      1.471          1.505               --
                                                       2006      1.436          1.471               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.924          1.001               --
                                                       2010      0.813          0.924               --
                                                       2009      0.629          0.813               --
                                                       2008      1.075          0.629               --
                                                       2007      1.059          1.075               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.164          1.181               --
                                                       2010      1.077          1.164               --
                                                       2009      0.909          1.077               --
                                                       2008      1.080          0.909               --
                                                       2007      1.042          1.080               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.108          1.100               --
                                                       2010      1.011          1.108               --
                                                       2009      0.832          1.011               --
                                                       2008      1.079          0.832               --
                                                       2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.047          1.015               --
                                                       2010      0.942          1.047               --
                                                       2009      0.757          0.942               --
                                                       2008      1.080          0.757               --
                                                       2007      1.053          1.080               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.984          0.931               --
                                                       2010      0.873          0.984               --
                                                       2009      0.689          0.873               --
                                                       2008      1.080          0.689               --
                                                       2007      1.058          1.080               --
                                                       2006      1.002          1.058               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.007          1.006               --
                                                       2010      0.895          1.007               --
                                                       2009      0.729          0.895               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.347          1.353            8,258
                                                       2010      1.248          1.347            8,866
                                                       2009      1.073          1.248           28,425
                                                       2008      1.406          1.073           29,167
                                                       2007      1.373          1.406           29,798
                                                       2006      1.286          1.373           30,236

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.262          1.251               --
                                                       2010      1.153          1.262               --
                                                       2009      0.971          1.153               --
                                                       2008      1.465          0.971               --
                                                       2007      1.385          1.465               --
                                                       2006      1.254          1.385               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.002          0.902               --
                                                       2010      0.880          1.002               --
                                                       2009      0.640          0.880           14,053
                                                       2008      1.096          0.640           39,661
                                                       2007      1.050          1.096           41,005
                                                       2006      0.996          1.050           42,052

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.052          1.020            6,818
                                                       2010      0.917          1.052            6,918
                                                       2009      0.653          0.917            7,493
                                                       2008      1.145          0.653            8,187
                                                       2007      1.068          1.145               --
                                                       2006      0.998          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.430          1.426               --
                                                       2010      1.081          1.430               --
                                                       2009      0.793          1.081               --
                                                       2008      1.209          0.793               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.146          1.189               --
                                                       2006      1.080          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.149          1.194               --
                                                       2010      1.104          1.149               --
                                                       2009      1.075          1.104               --
                                                       2008      1.096          1.075               --
                                                       2007      1.068          1.096               --
                                                       2006      1.033          1.068               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.992          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.110          1.132               --
                                                       2006      1.122          1.110               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119            4,140
                                                       2003      1.000          1.045            4,140

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.179          1.217               --
                                                       2008      1.145          1.179           18,304
                                                       2007      1.071          1.145           18,782
                                                       2006      1.050          1.071           19,279
                                                       2005      1.043          1.050           16,287
                                                       2004      1.012          1.043           17,024
                                                       2003      1.000          1.012            1,757

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147            1,700
                                                       2005      1.771          1.863            1,577
                                                       2004      1.428          1.771            2,066
                                                       2003      1.000          1.428               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.173          1.250               --
                                                       2005      1.190          1.173               --
                                                       2004      1.139          1.190            3,938
                                                       2003      1.000          1.139            3,938

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641            3,144
                                                       2004      1.298          1.485            3,150
                                                       2003      1.000          1.298            3,151

  Travelers Equity Income Subaccount (5/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367               --
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.210          1.240               --
                                                       2005      1.201          1.210               --
                                                       2004      1.107          1.201               --
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327           31,049
                                                       2004      1.187          1.243           19,982
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.104               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.122               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066               --
                                                       2005      1.000          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.543               --
                                                       2005      1.321          1.454            9,105
                                                       2004      1.160          1.321            9,105
                                                       2003      1.000          1.160            1,562

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246           30,252
                                                       2004      1.125          1.232           30,919
                                                       2003      1.000          1.125            6,907

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.264          1.438               --
                                                       2003      1.000          1.264               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.353          1.435               --
                                                       2005      1.299          1.353               --
                                                       2004      1.190          1.299               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.104               --
                                                       2005      1.000          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           43,791
                                                       2004      1.014          1.029           25,966
                                                       2003      1.000          1.014            3,963

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.272               --
                                                       2005      1.000          1.106               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.026          0.995               --
                                                       2008      1.627          1.026               --
                                                       2007      1.695          1.627               --
                                                       2006      1.487          1.695               --
                                                       2005      1.453          1.487               --
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.832          0.852               --
                                                       2008      1.487          0.832               --
                                                       2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.326          1.294               --
                                                       2005      1.175          1.326               --
                                                       2004      1.105          1.175               --
                                                       2003      1.000          1.105               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.869          1.673           59,669
                                                       2010      1.703          1.869           64,659
                                                       2009      1.219          1.703           67,286
                                                       2008      2.014          1.219          116,778
                                                       2007      1.785          2.014          115,421
                                                       2006      1.509          1.785          105,610
                                                       2005      1.347          1.509           66,758
                                                       2004      1.209          1.347               --
                                                       2003      1.000          1.209               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.527          1.436          246,903
                                                       2010      1.310          1.527          273,595
                                                       2009      0.957          1.310          319,160
                                                       2008      1.739          0.957          368,588
                                                       2007      1.576          1.739          353,593
                                                       2006      1.456          1.576          353,045
                                                       2005      1.276          1.456          335,545
                                                       2004      1.155          1.276               --
                                                       2003      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.305          1.258           65,415
                                                       2010      1.192          1.305           84,970
                                                       2009      0.925          1.192           95,925
                                                       2008      1.515          0.925          102,969
                                                       2007      1.469          1.515          111,233
                                                       2006      1.298          1.469          110,801
                                                       2005      1.249          1.298           56,206
                                                       2004      1.152          1.249               --
                                                       2003      1.000          1.152               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.549          1.532               --
                                                       2005      1.334          1.549            4,325
                                                       2004      1.137          1.334               --
                                                       2003      1.000          1.137               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.651          2.151               --
                                                       2005      1.568          1.651           63,253
                                                       2004      1.215          1.568               --
                                                       2003      1.000          1.215               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.389          1.328               --
                                                       2007      1.320          1.389              189
                                                       2006      1.154          1.320              191
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.203          1.134               --
                                                       2007      1.377          1.203           25,165
                                                       2006      1.351          1.377           24,249
                                                       2005      1.300          1.351           18,044
                                                       2004      1.189          1.300               --
                                                       2003      1.000          1.189               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.309          1.423               --
                                                       2005      1.210          1.309          132,515
                                                       2004      1.083          1.210               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.306          1.455               --
                                                       2005      1.208          1.306           17,495
                                                       2004      1.124          1.208               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.635          1.561           56,705
                                                       2010      1.424          1.635           60,189
                                                       2009      1.070          1.424           61,815
                                                       2008      1.902          1.070           78,752
                                                       2007      1.651          1.902           85,172
                                                       2006      1.508          1.651           87,922
                                                       2005      1.316          1.508           77,171
                                                       2004      1.164          1.316               --
                                                       2003      1.000          1.164               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.349          1.288               --
                                                       2010      1.164          1.349               --
                                                       2009      0.873          1.164               --
                                                       2008      1.516          0.873               --
                                                       2007      1.446          1.516               --
                                                       2006      1.293          1.446               --
                                                       2005      1.091          1.293               --
                                                       2004      1.097          1.091               --
                                                       2003      1.017          1.097               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.317          2.029           20,061
                                                       2010      1.835          2.317           28,028
                                                       2009      1.337          1.835           36,730
                                                       2008      2.254          1.337           54,110
                                                       2007      1.990          2.254           33,684
                                                       2006      1.802          1.990           39,701
                                                       2005      1.555          1.802           37,003
                                                       2004      1.270          1.555               --
                                                       2003      1.000          1.270               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.353          1.573               --
                                                       2005      1.246          1.353           60,968
                                                       2004      1.126          1.246               --
                                                       2003      1.000          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.245          2.950               --
                                                       2007      2.566          3.245           23,074
                                                       2006      2.039          2.566           30,482
                                                       2005      1.629          2.039           32,726
                                                       2004      1.330          1.629               --
                                                       2003      1.000          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.741          1.528          156,213
                                                       2010      1.635          1.741          241,331
                                                       2009      1.215          1.635          254,431
                                                       2008      2.074          1.215          248,667
                                                       2007      1.829          2.074          321,873
                                                       2006      1.534          1.829          310,295
                                                       2005      1.417          1.534            8,460
                                                       2004      1.217          1.417               --
                                                       2003      1.000          1.217               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.446          1.730               --
                                                       2005      1.353          1.446          200,793
                                                       2004      1.187          1.353               --
                                                       2003      1.000          1.187               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.056          1.079               --
                                                       2005      1.061          1.056           58,955
                                                       2004      0.990          1.061               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.185          1.223               --
                                                       2005      1.121          1.185               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.480          1.499               --
                                                       2009      1.199          1.480               --
                                                       2008      1.720          1.199               --
                                                       2007      1.439          1.720               --
                                                       2006      1.378          1.439               --
                                                       2005      1.249          1.378               --
                                                       2004      1.114          1.249               --
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.760          1.883               --
                                                       2010      1.440          1.760                1
                                                       2009      0.935          1.440                5
                                                       2008      1.699          0.935           13,760
                                                       2007      1.421          1.699               12
                                                       2006      1.342          1.421               14
                                                       2005      1.225          1.342               18
                                                       2004      1.240          1.225               --
                                                       2003      1.000          1.240               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.520          1.431               --
                                                       2007      1.415          1.520               --
                                                       2006      1.222          1.415               --
                                                       2005      1.178          1.222               --
                                                       2004      1.148          1.178               --
                                                       2003      1.000          1.148               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.419          1.589               --
                                                       2005      1.389          1.419               --
                                                       2004      1.231          1.389               --
                                                       2003      1.000          1.231               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.368          1.377               --
                                                       2010      1.114          1.368                1
                                                       2009      0.843          1.114            7,793
                                                       2008      1.440          0.843           32,485
                                                       2007      1.496          1.440           29,824

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.334          1.344           10,981
                                                       2010      1.206          1.334           12,004
                                                       2009      1.005          1.206           12,575
                                                       2008      1.448          1.005           13,769
                                                       2007      1.401          1.448           14,358

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.346          1.240           20,391
                                                       2010      1.175          1.346           23,302
                                                       2009      0.925          1.175           24,056
                                                       2008      1.485          0.925           26,190
                                                       2007      1.553          1.485          156,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.187          1.159               --
                                                       2010      1.101          1.187               --
                                                       2009      0.787          1.101               --
                                                       2008      1.278          0.787               --
                                                       2007      1.278          1.278               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.274          1.313               --
                                                       2010      1.185          1.274               --
                                                       2009      0.969          1.185               --
                                                       2008      1.532          0.969               --
                                                       2007      1.502          1.532               --
                                                       2006      1.293          1.502               --
                                                       2005      1.235          1.293               --
                                                       2004      1.140          1.235               --
                                                       2003      1.000          1.140               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.788          1.781           17,558
                                                       2010      1.454          1.788           19,083
                                                       2009      1.037          1.454           19,604
                                                       2008      1.781          1.037           19,853
                                                       2007      1.649          1.781               --
                                                       2006      1.488          1.649               --
                                                       2005      1.445          1.488               --
                                                       2004      1.278          1.445               --
                                                       2003      1.000          1.278               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.893          0.869               --
                                                       2008      1.455          0.893           56,471
                                                       2007      1.412          1.455           57,013
                                                       2006      1.249          1.412           58,054
                                                       2005      1.220          1.249           25,209
                                                       2004      1.127          1.220               --
                                                       2003      1.000          1.127               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.204          1.183               --
                                                       2010      1.093          1.204               --
                                                       2009      0.906          1.093               --
                                                       2008      1.234          0.906               --
                                                       2007      1.133          1.234               --
                                                       2006      1.071          1.133               --
                                                       2005      1.044          1.071               --
                                                       2004      0.945          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.972          0.959               --
                                                       2010      0.906          0.972               --
                                                       2009      0.786          0.906               --
                                                       2008      1.015          0.786           27,805
                                                       2007      1.020          1.015           29,122
                                                       2006      0.997          1.020           30,247
                                                       2005      0.992          0.997           31,427
                                                       2004      0.998          0.992               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.494          1.567               --
                                                       2006      1.288          1.494               --
                                                       2005      1.260          1.288               --
                                                       2004      1.185          1.260               --
                                                       2003      1.000          1.185               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.236          1.287               --
                                                       2006      1.208          1.236               --
                                                       2005      1.169          1.208               --
                                                       2004      1.184          1.169               --
                                                       2003      1.000          1.184               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.459          1.510               --
                                                       2006      1.338          1.459           30,238
                                                       2005      1.239          1.338           39,238
                                                       2004      1.156          1.239               --
                                                       2003      1.000          1.156               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.351          1.410               --
                                                       2006      1.223          1.351            2,448
                                                       2005      1.202          1.223               --
                                                       2004      1.129          1.202               --
                                                       2003      0.996          1.129               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.493          1.550               --
                                                       2006      1.296          1.493          107,711
                                                       2005      1.278          1.296           97,856
                                                       2004      1.155          1.278               --
                                                       2003      0.996          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.664          1.832               --
                                                       2006      1.509          1.664          156,771
                                                       2005      1.420          1.509          156,098
                                                       2004      1.165          1.420               --
                                                       2003      1.000          1.165               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.114               --
                                                       2005      1.059          1.081            9,086
                                                       2004      0.981          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.628          1.568               --
                                                       2007      1.563          1.628           36,339
                                                       2006      1.643          1.563            7,328

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.569          1.581           83,485
                                                       2010      1.374          1.569           87,098
                                                       2009      0.949          1.374           91,723
                                                       2008      1.274          0.949          143,320
                                                       2007      1.262          1.274          158,396
                                                       2006      1.199          1.262           87,690

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.528          1.601               --
                                                       2006      1.445          1.528            7,905

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.273          1.253               (0)
                                                       2010      1.152          1.273               (0)
                                                       2009      0.984          1.152               (0)
                                                       2008      1.597          0.984               --
                                                       2007      1.588          1.597            5,731

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.887          0.825          192,041
                                                       2010      0.777          0.887          199,515
                                                       2009      0.585          0.777          219,875
                                                       2008      1.020          0.585          223,707
                                                       2007      1.218          1.020          200,890
                                                       2006      1.003          1.218          146,333

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.436          1.268            1,369
                                                       2010      1.223          1.436            1,311
                                                       2009      0.965          1.223            1,377
                                                       2008      1.314          0.965            1,359
                                                       2007      1.351          1.314            1,549
                                                       2006      1.269          1.351            1,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.791          1.513            2,617
                                                       2010      1.563          1.791            2,737
                                                       2009      1.024          1.563           11,023
                                                       2008      1.759          1.024           17,108
                                                       2007      1.806          1.759           16,311
                                                       2006      1.641          1.806            7,173

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.361          1.326               --
                                                       2010      1.096          1.361               --
                                                       2009      0.831          1.096               --
                                                       2008      1.379          0.831            6,216
                                                       2007      1.260          1.379            5,877
                                                       2006      1.271          1.260            6,236

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.739          1.583           75,815
                                                       2010      1.614          1.739           89,776
                                                       2009      1.147          1.614          105,140
                                                       2008      2.009          1.147          105,926
                                                       2007      1.568          2.009          106,959
                                                       2006      1.532          1.568           83,182

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.612          1.502           29,110
                                                       2010      1.331          1.612           32,790
                                                       2009      0.988          1.331           38,039
                                                       2008      1.565          0.988           38,886

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.100          1.023           34,193
                                                       2010      0.911          1.100           76,744
                                                       2009      0.678          0.911           89,891
                                                       2008      1.119          0.678          121,130
                                                       2007      1.265          1.119           45,145

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.902          0.891               --
                                                       2008      1.228          0.902           35,712
                                                       2007      1.176          1.228           35,864
                                                       2006      1.114          1.176           36,255

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.565          1.612               --
                                                       2010      1.408          1.565               --
                                                       2009      1.046          1.408           17,089
                                                       2008      1.305          1.046              138
                                                       2007      1.243          1.305              139
                                                       2006      1.188          1.243              140

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.974          0.922          161,883
                                                       2010      0.790          0.974          182,953
                                                       2009      0.636          0.790          226,659
                                                       2008      1.058          0.636          260,534
                                                       2007      1.071          1.058          236,077
                                                       2006      0.964          1.071            8,430

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.839          0.797               --
                                                       2008      1.489          0.839              172
                                                       2007      1.354          1.489              173
                                                       2006      1.373          1.354              174

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.995          0.850               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.724          2.175           30,592
                                                       2010      2.243          2.724           28,061
                                                       2009      1.352          2.243           30,484
                                                       2008      2.955          1.352           46,665

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.686          1.479           27,589
                                                       2010      1.541          1.686           30,720
                                                       2009      1.193          1.541           41,457
                                                       2008      2.107          1.193           20,278
                                                       2007      2.009          2.107              516

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.291          1.414          126,811
                                                       2010      1.217          1.291          136,185
                                                       2009      1.047          1.217          134,684
                                                       2008      1.142          1.047          143,004
                                                       2007      1.080          1.142          182,484

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.405          1.424          430,893
                                                       2010      1.323          1.405          241,207
                                                       2009      1.188          1.323          235,915

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.379          1.293               --
                                                       2010      1.208          1.379               --
                                                       2009      0.993          1.208              163
                                                       2008      1.505          0.993              165
                                                       2007      1.459          1.505              166
                                                       2006      1.359          1.459              167

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.279               --
                                                       2006      1.103          1.160           46,267

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.524          1.551           60,820
                                                       2010      1.383          1.524          107,263
                                                       2009      1.058          1.383          115,514
                                                       2008      1.207          1.058          216,727
                                                       2007      1.152          1.207          248,507
                                                       2006      1.114          1.152          254,998

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.875          1.513               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.919          0.867          182,403
                                                       2010      0.800          0.919          190,937
                                                       2009      0.688          0.800          206,568
                                                       2008      1.099          0.688          285,750
                                                       2007      1.076          1.099          280,694
                                                       2006      1.001          1.076          103,968

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.986          0.882          146,422
                                                       2010      0.838          0.986          150,332
                                                       2009      0.674          0.838          164,448
                                                       2008      0.979          0.674          155,484
                                                       2007      1.027          0.979          172,747
                                                       2006      1.003          1.027           34,914

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.305          1.263          182,602
                                                       2010      1.156          1.305          204,377
                                                       2009      0.928          1.156          225,620

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.421          1.352            7,287
                                                       2010      1.256          1.421           21,443
                                                       2009      0.857          1.256           23,152
                                                       2008      1.608          0.857           22,577
                                                       2007      1.360          1.608           23,002
                                                       2006      1.395          1.360           21,429

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.168          1.223               --
                                                       2010      1.098          1.168               --
                                                       2009      1.021          1.098              538
                                                       2008      1.077          1.021              542
                                                       2007      1.031          1.077              546
                                                       2006      0.994          1.031               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.129          1.152           32,263
                                                       2010      1.049          1.129           35,150
                                                       2009      0.905          1.049           35,219

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.153          1.031               --
                                                       2010      0.979          1.153               --
                                                       2009      0.779          0.979              179

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.036          1.018          483,466
                                                       2010      1.055          1.036          678,570
                                                       2009      1.069          1.055          784,752
                                                       2008      1.059          1.069          631,296
                                                       2007      1.026          1.059          490,084
                                                       2006      1.005          1.026          470,063

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.163          1.096               --
                                                       2010      1.058          1.163               --
                                                       2009      0.816          1.058              187
                                                       2008      1.323          0.816              188

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.727          0.758               --
                                                       2008      1.341          0.727               --
                                                       2007      1.314          1.341               --
                                                       2006      1.298          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.122          1.033           26,616
                                                       2010      0.998          1.122           27,857
                                                       2009      0.835          0.998           27,857
                                                       2008      1.394          0.835           51,273
                                                       2007      1.364          1.394           52,031
                                                       2006      1.331          1.364           52,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.922          0.998               --
                                                       2010      0.811          0.922               --
                                                       2009      0.628          0.811               --
                                                       2008      1.074          0.628               --
                                                       2007      1.059          1.074               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.161          1.178           18,936
                                                       2010      1.075          1.161           19,884
                                                       2009      0.908          1.075               --
                                                       2008      1.080          0.908               --
                                                       2007      1.041          1.080               --
                                                       2006      1.001          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.105          1.097               --
                                                       2010      1.009          1.105               --
                                                       2009      0.831          1.009           31,259
                                                       2008      1.079          0.831               --
                                                       2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.045          1.012           11,629
                                                       2010      0.940          1.045           12,163
                                                       2009      0.756          0.940           24,924
                                                       2008      1.079          0.756            1,224
                                                       2007      1.053          1.079           20,797
                                                       2006      1.002          1.053            1,149

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.982          0.928               --
                                                       2010      0.872          0.982               --
                                                       2009      0.688          0.872               --
                                                       2008      1.079          0.688               --
                                                       2007      1.058          1.079               --
                                                       2006      1.002          1.058               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      1.005          1.003           33,271
                                                       2010      0.893          1.005           34,826
                                                       2009      0.727          0.893           34,835

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.268          1.273          322,189
                                                       2010      1.175          1.268          338,603
                                                       2009      1.011          1.175          339,258
                                                       2008      1.324          1.011          436,166
                                                       2007      1.295          1.324          494,208
                                                       2006      1.213          1.295          447,977

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.258          1.246               (0)
                                                       2010      1.149          1.258           15,846
                                                       2009      0.969          1.149           15,041
                                                       2008      1.462          0.969           15,555
                                                       2007      1.383          1.462           21,310
                                                       2006      1.253          1.383           25,316

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      1.000          0.900          334,428
                                                       2010      0.878          1.000          357,008
                                                       2009      0.640          0.878          394,638
                                                       2008      1.096          0.640          518,875
                                                       2007      1.050          1.096          481,473
                                                       2006      0.996          1.050          501,533

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.050          1.017            3,775
                                                       2010      0.916          1.050            3,899
                                                       2009      0.652          0.916           16,093
                                                       2008      1.144          0.652            1,466
                                                       2007      1.067          1.144               --
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.425          1.420            9,462
                                                       2010      1.077          1.425            9,593
                                                       2009      0.791          1.077           15,613
                                                       2008      1.206          0.791            9,714

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.188               --
                                                       2006      1.079          1.145           74,529

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.146          1.189               --
                                                       2010      1.101          1.146               --
                                                       2009      1.073          1.101              519
                                                       2008      1.094          1.073           49,796
                                                       2007      1.066          1.094           62,433
                                                       2006      1.032          1.066           59,794

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           17,086
                                                       2004      0.994          0.986               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.092          1.153               --
                                                       2005      1.051          1.092               --
                                                       2004      0.992          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075               --
                                                       2006      1.066          1.055          145,049
                                                       2005      1.064          1.066          124,863
                                                       2004      0.994          1.064               --
                                                       2003      1.000          0.994               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.148          1.185               --
                                                       2008      1.115          1.148          307,620
                                                       2007      1.044          1.115          414,144
                                                       2006      1.024          1.044          400,473
                                                       2005      1.018          1.024          324,409
                                                       2004      0.988          1.018               --
                                                       2003      1.000          0.988               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.867          2.019               --
                                                       2006      1.488          1.867               --
                                                       2005      1.350          1.488               --
                                                       2004      1.183          1.350               --
                                                       2003      1.000          1.183               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.918          2.047               --
                                                       2006      1.665          1.918           69,851
                                                       2005      1.584          1.665           70,108
                                                       2004      1.278          1.584               --
                                                       2003      1.000          1.278               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.290          1.373               --
                                                       2005      1.208          1.290              343
                                                       2004      1.155          1.208               --
                                                       2003      1.000          1.155               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.115          1.188               --
                                                       2005      1.131          1.115               --
                                                       2004      1.084          1.131               --
                                                       2003      1.000          1.084               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.506          1.643               --
                                                       2005      1.364          1.506            1,818
                                                       2004      1.192          1.364               --
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.268          1.331               --
                                                       2005      1.236          1.268           25,967
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.170          1.199               --
                                                       2005      1.162          1.170           82,442
                                                       2004      1.072          1.162               --
                                                       2003      1.000          1.072               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.277          1.321               --
                                                       2005      1.235          1.277               --
                                                       2004      1.137          1.235               --
                                                       2003      1.000          1.137               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.261          1.298               --
                                                       2005      1.181          1.261               --
                                                       2004      1.129          1.181               --
                                                       2003      1.000          1.129               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.103               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.122               --
                                                       2005      1.000          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.065               --
                                                       2005      1.000          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.362          1.445               --
                                                       2005      1.237          1.362            8,275
                                                       2004      1.087          1.237               --
                                                       2003      1.000          1.087               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.319          1.395               --
                                                       2005      1.303          1.319               --
                                                       2004      1.163          1.303               --
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.175          1.213               --
                                                       2005      1.162          1.175          414,797
                                                       2004      1.062          1.162               --
                                                       2003      1.000          1.062               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.253               --
                                                       2005      1.110          1.160               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.430          1.641               --
                                                       2005      1.329          1.430               --
                                                       2004      1.169          1.329               --
                                                       2003      1.000          1.169               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.282          1.359               --
                                                       2005      1.231          1.282               --
                                                       2004      1.128          1.231               --
                                                       2003      1.000          1.128               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.103               --
                                                       2005      1.000          1.049           29,525

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.114               --
                                                       2005      1.084          1.104          256,138
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.004          0.994               --
                                                       2005      1.006          1.004               --
                                                       2004      0.992          1.006               --
                                                       2003      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.239          1.292               --
                                                       2005      1.237          1.239               --
                                                       2004      1.142          1.237               --
                                                       2003      1.000          1.142               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.271               --
                                                       2005      1.000          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.032               --
                                                       2005      1.045          1.071           58,157
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.926          0.897               --
                                                       2008      1.469          0.926          276,809
                                                       2007      1.531          1.469          263,811
                                                       2006      1.343          1.531          271,595
                                                       2005      1.314          1.343          274,762
                                                       2004      1.139          1.314               --
                                                       2003      1.000          1.139               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.787          0.806               --
                                                       2008      1.408          0.787               --
                                                       2007      1.275          1.408               --
                                                       2006      1.216          1.275               --
                                                       2005      1.147          1.216               --
                                                       2004      1.125          1.147               --
                                                       2003      1.000          1.125               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.370          1.336                --
                                                       2005      1.216          1.370            35,399
                                                       2004      1.144          1.216            29,152
                                                       2003      1.000          1.144             8,021

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      2.022          1.808           126,793
                                                       2010      1.845          2.022           157,186
                                                       2009      1.321          1.845           172,769
                                                       2008      2.185          1.321           204,145
                                                       2007      1.940          2.185           210,779
                                                       2006      1.641          1.940           146,647
                                                       2005      1.466          1.641           143,248
                                                       2004      1.317          1.466            79,986
                                                       2003      1.000          1.317            17,425

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.650          1.550           395,561
                                                       2010      1.417          1.650           426,276
                                                       2009      1.036          1.417           429,541
                                                       2008      1.885          1.036           445,539
                                                       2007      1.710          1.885           514,401
                                                       2006      1.581          1.710           504,212
                                                       2005      1.387          1.581           564,517
                                                       2004      1.256          1.387           215,057
                                                       2003      1.000          1.256            35,466

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.410          1.358           490,288
                                                       2010      1.290          1.410           507,446
                                                       2009      1.002          1.290           516,444
                                                       2008      1.643          1.002           513,201
                                                       2007      1.594          1.643           649,113
                                                       2006      1.410          1.594           707,159
                                                       2005      1.358          1.410           701,792
                                                       2004      1.254          1.358           324,187
                                                       2003      1.000          1.254            14,266

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.651          1.632                --
                                                       2005      1.423          1.651            73,672
                                                       2004      1.214          1.423             4,184
                                                       2003      1.000          1.214             1,690

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.710          2.225                --
                                                       2005      1.626          1.710           202,189
                                                       2004      1.261          1.626            56,614
                                                       2003      1.000          1.261            16,995

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.482          1.417                --
                                                       2007      1.410          1.482            12,234
                                                       2006      1.234          1.410            12,531
                                                       2005      1.205          1.234            18,074
                                                       2004      1.169          1.205            18,315
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.291          1.218                --
                                                       2007      1.480          1.291            47,624
                                                       2006      1.454          1.480            46,062
                                                       2005      1.400          1.454            48,668
                                                       2004      1.282          1.400            29,320
                                                       2003      1.000          1.282             7,419

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.306          1.419                --
                                                       2005      1.208          1.306           270,024
                                                       2004      1.078          1.208            41,497
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.304          1.452                --
                                                       2005      1.206          1.304           145,324
                                                       2004      1.072          1.206            34,501
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.726          1.647            96,023
                                                       2010      1.505          1.726           113,857
                                                       2009      1.132          1.505           118,205
                                                       2008      2.013          1.132           115,194
                                                       2007      1.749          2.013           111,923
                                                       2006      1.600          1.749           131,043
                                                       2005      1.398          1.600           186,067
                                                       2004      1.237          1.398            35,251
                                                       2003      1.000          1.237             8,116

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.444          1.378            17,424
                                                       2010      1.248          1.444            17,432
                                                       2009      0.937          1.248            18,215
                                                       2008      1.627          0.937            19,824
                                                       2007      1.554          1.627            21,562
                                                       2006      1.392          1.554            21,537
                                                       2005      1.175          1.392            21,852
                                                       2004      1.183          1.175             5,370
                                                       2003      1.000          1.183                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.551          2.231           191,678
                                                       2010      2.022          2.551           200,306
                                                       2009      1.475          2.022           203,395
                                                       2008      2.489          1.475           212,450
                                                       2007      2.199          2.489           223,211
                                                       2006      1.994          2.199           246,787
                                                       2005      1.722          1.994           270,650
                                                       2004      1.408          1.722            96,075
                                                       2003      1.000          1.408                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.444          1.677                --
                                                       2005      1.331          1.444           134,233
                                                       2004      1.204          1.331            50,118
                                                       2003      1.000          1.204            27,086

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.586          3.259                --
                                                       2007      2.838          3.586            89,946
                                                       2006      2.258          2.838           272,281
                                                       2005      1.806          2.258           158,764
                                                       2004      1.476          1.806            33,014
                                                       2003      1.000          1.476             8,132

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.895          1.662           743,191
                                                       2010      1.782          1.895           771,223
                                                       2009      1.325          1.782           611,549
                                                       2008      2.266          1.325           683,896
                                                       2007      2.000          2.266           750,294
                                                       2006      1.678          2.000           719,754
                                                       2005      1.553          1.678           597,349
                                                       2004      1.335          1.553           446,903
                                                       2003      1.104          1.335            49,584

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.611          1.925                --
                                                       2005      1.508          1.611           180,408
                                                       2004      1.325          1.508            62,083
                                                       2003      1.000          1.325            11,294

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077                --
                                                       2005      1.060          1.054           173,884
                                                       2004      0.990          1.060            71,082

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.226          1.265                --
                                                       2005      1.160          1.226            35,762
                                                       2004      1.092          1.160            31,478
                                                       2003      1.000          1.092             4,105

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.571          1.591                --
                                                       2009      1.274          1.571             5,292
                                                       2008      1.830          1.274             5,292
                                                       2007      1.533          1.830             5,292
                                                       2006      1.469          1.533             5,292
                                                       2005      1.333          1.469             5,292
                                                       2004      1.189          1.333             5,292
                                                       2003      1.000          1.189             5,292

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.949          2.084                --
                                                       2010      1.597          1.949            19,441
                                                       2009      1.037          1.597            26,671
                                                       2008      1.887          1.037            37,056
                                                       2007      1.580          1.887             8,316
                                                       2006      1.494          1.580            10,628
                                                       2005      1.365          1.494             9,055
                                                       2004      1.383          1.365             9,057
                                                       2003      1.000          1.383               579

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.650          1.553                --
                                                       2007      1.538          1.650            16,383
                                                       2006      1.329          1.538            17,432
                                                       2005      1.283          1.329            17,575
                                                       2004      1.251          1.283            17,362
                                                       2003      1.000          1.251            17,206

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.531          1.714                --
                                                       2005      1.501          1.531           146,489
                                                       2004      1.331          1.501            66,799
                                                       2003      1.000          1.331             9,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.493          1.501           220,847
                                                       2010      1.217          1.493           231,928
                                                       2009      0.922          1.217             8,907
                                                       2008      1.576          0.922             9,165
                                                       2007      1.638          1.576             8,066

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.438          1.447             1,482
                                                       2010      1.301          1.438             1,488
                                                       2009      1.086          1.301             1,494
                                                       2008      1.566          1.086             1,875
                                                       2007      1.515          1.566             6,361

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.475          1.358            37,918
                                                       2010      1.289          1.475            24,528
                                                       2009      1.016          1.289            77,694
                                                       2008      1.633          1.016            84,840
                                                       2007      1.708          1.633           102,357

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.300          1.267            19,332
                                                       2010      1.206          1.300            21,613
                                                       2009      0.863          1.206            22,338
                                                       2008      1.403          0.863            23,159
                                                       2007      1.405          1.403            22,877

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.410          1.453            21,494
                                                       2010      1.313          1.410            21,501
                                                       2009      1.075          1.313            21,509
                                                       2008      1.702          1.075            23,077
                                                       2007      1.670          1.702            23,090
                                                       2006      1.439          1.670            24,210
                                                       2005      1.377          1.439            24,228
                                                       2004      1.271          1.377            20,562
                                                       2003      1.000          1.271             5,296

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.983          1.972            24,457
                                                       2010      1.614          1.983            25,443
                                                       2009      1.152          1.614            25,645
                                                       2008      1.981          1.152            25,709
                                                       2007      1.835          1.981            26,140
                                                       2006      1.659          1.835            47,191
                                                       2005      1.611          1.659            74,741
                                                       2004      1.427          1.611            33,772
                                                       2003      1.000          1.427             9,538

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.954          0.928                --
                                                       2008      1.556          0.954            18,184
                                                       2007      1.511          1.556            25,441
                                                       2006      1.338          1.511            23,258
                                                       2005      1.308          1.338            34,710
                                                       2004      1.209          1.308             7,900
                                                       2003      1.000          1.209             3,463

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.196          1.174            25,974
                                                       2010      1.087          1.196            25,984
                                                       2009      0.902          1.087            25,995
                                                       2008      1.229          0.902            26,007
                                                       2007      1.130          1.229            26,018
                                                       2006      1.069          1.130            26,028
                                                       2005      1.044          1.069            26,039
                                                       2004      0.945          1.044            17,765

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.965          0.952                --
                                                       2010      0.900          0.965            57,769
                                                       2009      0.781          0.900            52,805
                                                       2008      1.010          0.781            50,518
                                                       2007      1.016          1.010            56,875
                                                       2006      0.995          1.016            56,262
                                                       2005      0.990          0.995            42,054
                                                       2004      0.998          0.990            17,041
                                                       2003      1.000          0.998                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.644          1.723                --
                                                       2006      1.419          1.644            30,087
                                                       2005      1.390          1.419            30,277
                                                       2004      1.308          1.390            33,630
                                                       2003      1.000          1.308             6,542

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.359          1.414                --
                                                       2006      1.329          1.359            39,283
                                                       2005      1.287          1.329            42,873
                                                       2004      1.305          1.287            37,436
                                                       2003      1.000          1.305            15,239

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.598          1.653                --
                                                       2006      1.467          1.598             9,643
                                                       2005      1.360          1.467            13,282
                                                       2004      1.271          1.360               912
                                                       2003      1.000          1.271                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.462          1.526                --
                                                       2006      1.326          1.462             6,372
                                                       2005      1.304          1.326             6,384
                                                       2004      1.226          1.304             6,396
                                                       2003      1.000          1.226             4,498

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.598          1.659                --
                                                       2006      1.389          1.598           225,945
                                                       2005      1.371          1.389           216,663
                                                       2004      1.240          1.371            61,472
                                                       2003      1.000          1.240                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.967                --
                                                       2006      1.623          1.787           391,998
                                                       2005      1.528          1.623           408,796
                                                       2004      1.255          1.528           115,122
                                                       2003      1.000          1.255             2,573

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112                --
                                                       2005      1.059          1.079            56,421
                                                       2004      0.981          1.059            49,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.763          1.698                --
                                                       2007      1.695          1.763           130,832
                                                       2006      1.783          1.695           139,842

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.608          1.619           256,643
                                                       2010      1.410          1.608           269,070
                                                       2009      0.975          1.410           267,016
                                                       2008      1.310          0.975           291,458
                                                       2007      1.299          1.310           372,403
                                                       2006      1.235          1.299           200,119

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.624          1.701                --
                                                       2006      1.537          1.624           346,226

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.348          1.326           133,937
                                                       2010      1.220          1.348           151,467
                                                       2009      1.043          1.220           151,193
                                                       2008      1.696          1.043           134,254
                                                       2007      1.687          1.696           117,976

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.883          0.821           234,740
                                                       2010      0.774          0.883           239,136
                                                       2009      0.584          0.774           256,773
                                                       2008      1.018          0.584           245,856
                                                       2007      1.218          1.018           249,935
                                                       2006      1.003          1.218           331,068

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.428          1.259                --
                                                       2010      1.217          1.428                --
                                                       2009      0.961          1.217                --
                                                       2008      1.310          0.961                --
                                                       2007      1.348          1.310                --
                                                       2006      1.268          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.922          1.622            96,070
                                                       2010      1.679          1.922           122,803
                                                       2009      1.101          1.679           120,299
                                                       2008      1.893          1.101           122,551
                                                       2007      1.946          1.893           116,121
                                                       2006      1.769          1.946            97,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.354          1.317             8,855
                                                       2010      1.091          1.354             8,855
                                                       2009      0.828          1.091             8,855
                                                       2008      1.375          0.828             8,855
                                                       2007      1.258          1.375            11,125
                                                       2006      1.270          1.258                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.844          1.677           231,540
                                                       2010      1.713          1.844           241,815
                                                       2009      1.219          1.713            32,572
                                                       2008      2.137          1.219            29,436
                                                       2007      1.670          2.137            31,724
                                                       2006      1.632          1.670            47,512

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.740          1.620           104,576
                                                       2010      1.439          1.740           106,259
                                                       2009      1.069          1.439           109,538
                                                       2008      1.695          1.069           123,239

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.093          1.016           442,557
                                                       2010      0.907          1.093           705,602
                                                       2009      0.676          0.907           708,664
                                                       2008      1.117          0.676           773,187
                                                       2007      1.263          1.117                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.898          0.887                --
                                                       2008      1.224          0.898            92,628
                                                       2007      1.173          1.224            96,733
                                                       2006      1.112          1.173            94,524

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.632          1.679            93,259
                                                       2010      1.470          1.632            89,883
                                                       2009      1.093          1.470            96,857
                                                       2008      1.365          1.093           138,936
                                                       2007      1.302          1.365           156,666
                                                       2006      1.245          1.302           101,091

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.970          0.916           357,512
                                                       2010      0.787          0.970           383,287
                                                       2009      0.634          0.787           406,623
                                                       2008      1.056          0.634           433,837
                                                       2007      1.070          1.056           513,293
                                                       2006      0.964          1.070                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.884          0.839                --
                                                       2008      1.570          0.884            45,161
                                                       2007      1.430          1.570            44,779
                                                       2006      1.451          1.430            51,879

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.990          0.845                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      3.001          2.394            76,518
                                                       2010      2.473          3.001            83,163
                                                       2009      1.492          2.473            80,060
                                                       2008      3.264          1.492            85,170

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.826          1.600           282,332
                                                       2010      1.671          1.826           283,229
                                                       2009      1.294          1.671           291,236
                                                       2008      2.289          1.294           351,642
                                                       2007      2.184          2.289            13,979

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.347          1.473           182,335
                                                       2010      1.271          1.347           198,350
                                                       2009      1.094          1.271           222,343
                                                       2008      1.194          1.094           233,304
                                                       2007      1.130          1.194           219,448

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.428          1.446         1,493,523
                                                       2010      1.345          1.428           470,577
                                                       2009      1.210          1.345           518,620

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.443          1.351                (0)
                                                       2010      1.265          1.443                (0)
                                                       2009      1.041          1.265                (0)
                                                       2008      1.580          1.041             6,162
                                                       2007      1.533          1.580            13,666
                                                       2006      1.429          1.533            13,890

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.158          1.277                --
                                                       2006      1.102          1.158                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.514          1.539           112,531
                                                       2010      1.375          1.514           118,713
                                                       2009      1.053          1.375           188,447
                                                       2008      1.202          1.053           116,533
                                                       2007      1.149          1.202           142,637
                                                       2006      1.112          1.149           151,320

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.076          1.674            18,734

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.915          0.862           521,650
                                                       2010      0.797          0.915           543,344
                                                       2009      0.686          0.797           560,177
                                                       2008      1.097          0.686           557,303
                                                       2007      1.075          1.097           618,382
                                                       2006      1.001          1.075           308,607

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.982          0.877           632,610
                                                       2010      0.835          0.982           656,664
                                                       2009      0.673          0.835           346,350
                                                       2008      0.977          0.673           347,795
                                                       2007      1.027          0.977           440,600
                                                       2006      1.003          1.027           375,519

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.431          1.384           129,315
                                                       2010      1.270          1.431           140,257
                                                       2009      1.020          1.270           146,058

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.552          1.475            23,306
                                                       2010      1.373          1.552            46,805
                                                       2009      0.938          1.373            54,928
                                                       2008      1.762          0.938            55,250
                                                       2007      1.491          1.762            50,930
                                                       2006      1.531          1.491            50,822

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.185          1.239            41,994
                                                       2010      1.115          1.185            58,853
                                                       2009      1.038          1.115            72,969
                                                       2008      1.096          1.038            69,083
                                                       2007      1.051          1.096            82,096
                                                       2006      1.013          1.051            48,424

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.122          1.143           221,587
                                                       2010      1.043          1.122           240,250
                                                       2009      0.901          1.043            61,631

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.203          1.075           117,817
                                                       2010      1.023          1.203           120,001
                                                       2009      0.814          1.023           123,634

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.027          1.007         1,353,079
                                                       2010      1.046          1.027         1,614,808
                                                       2009      1.062          1.046         2,112,368
                                                       2008      1.052          1.062         2,195,577
                                                       2007      1.021          1.052         2,971,678
                                                       2006      1.000          1.021           615,879

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.238          1.165             9,267
                                                       2010      1.126          1.238            10,866
                                                       2009      0.870          1.126             8,553
                                                       2008      1.412          0.870             3,925

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.792                --
                                                       2008      1.404          0.760            76,623
                                                       2007      1.377          1.404            76,123
                                                       2006      1.361          1.377            78,767

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.199          1.103           155,023
                                                       2010      1.068          1.199           163,036
                                                       2009      0.894          1.068           168,997
                                                       2008      1.494          0.894           203,824
                                                       2007      1.463          1.494           210,006
                                                       2006      1.429          1.463           239,210

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.917          0.993                --
                                                       2010      0.808          0.917                --
                                                       2009      0.626          0.808                --
                                                       2008      1.072          0.626                --
                                                       2007      1.058          1.072                --
                                                       2006      1.002          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.156          1.171                --
                                                       2010      1.071          1.156                --
                                                       2009      0.905          1.071             9,273
                                                       2008      1.078          0.905                --
                                                       2007      1.041          1.078            14,445
                                                       2006      1.001          1.041             8,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.100          1.091            82,108
                                                       2010      1.005          1.100            66,953
                                                       2009      0.828          1.005            66,992
                                                       2008      1.077          0.828             8,645
                                                       2007      1.047          1.077             8,685
                                                       2006      1.002          1.047                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.040          1.006           714,339
                                                       2010      0.937          1.040           735,217
                                                       2009      0.754          0.937           405,566
                                                       2008      1.077          0.754           405,349
                                                       2007      1.052          1.077           410,442
                                                       2006      1.002          1.052           323,255

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.978          0.923            45,998
                                                       2010      0.869          0.978            46,086
                                                       2009      0.686          0.869            46,180
                                                       2008      1.077          0.686            46,279
                                                       2007      1.057          1.077            46,364
                                                       2006      1.002          1.057            46,438

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.999          0.997           188,966
                                                       2010      0.890          0.999           225,288
                                                       2009      0.725          0.890           227,845

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.332          1.336           593,385
                                                       2010      1.236          1.332           630,367
                                                       2009      1.064          1.236           641,950
                                                       2008      1.396          1.064           738,016
                                                       2007      1.366          1.396           854,330
                                                       2006      1.280          1.366           826,721

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.250          1.237            94,515
                                                       2010      1.143          1.250            96,080
                                                       2009      0.964          1.143            95,781
                                                       2008      1.456          0.964           156,687
                                                       2007      1.379          1.456           178,966
                                                       2006      1.251          1.379           169,561

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.995          0.894           308,590
                                                       2010      0.875          0.995           314,154
                                                       2009      0.638          0.875           350,744
                                                       2008      1.094          0.638           349,133
                                                       2007      1.049          1.094           361,804
                                                       2006      0.996          1.049         1,272,556

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.045          1.012           236,797
                                                       2010      0.912          1.045           409,259
                                                       2009      0.650          0.912           386,369
                                                       2008      1.142          0.650           398,832
                                                       2007      1.067          1.142            49,390
                                                       2006      0.998          1.067            48,934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.414          1.408            67,943
                                                       2010      1.070          1.414           117,116
                                                       2009      0.787          1.070            92,216
                                                       2008      1.200          0.787            93,582

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.077          1.142           192,615

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.138          1.180           271,196
                                                       2010      1.094          1.138           286,755
                                                       2009      1.068          1.094           283,503
                                                       2008      1.090          1.068           290,305
                                                       2007      1.063          1.090           345,363
                                                       2006      1.030          1.063           345,799

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           972,281
                                                       2004      0.992          0.983           952,069
                                                       2003      1.000          0.992            45,977

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151                --
                                                       2005      1.051          1.090            87,788
                                                       2004      0.992          1.051            31,878

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.104          1.125                --
                                                       2006      1.118          1.104           223,213
                                                       2005      1.116          1.118           228,182
                                                       2004      1.044          1.116            31,632
                                                       2003      1.000          1.044             5,380

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.169          1.206                --
                                                       2008      1.137          1.169           491,882
                                                       2007      1.065          1.137           466,737
                                                       2006      1.046          1.065           501,044
                                                       2005      1.040          1.046           503,978
                                                       2004      1.011          1.040           259,516
                                                       2003      1.000          1.011            70,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.030          2.196                --
                                                       2006      1.620          2.030             8,259
                                                       2005      1.471          1.620             9,292
                                                       2004      1.291          1.471             9,410
                                                       2003      1.000          1.291             9,542

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.135          2.278                --
                                                       2006      1.855          2.135           131,765
                                                       2005      1.767          1.855           135,336
                                                       2004      1.427          1.767            44,244
                                                       2003      1.000          1.427             6,602

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.364          1.451                --
                                                       2005      1.278          1.364            60,357
                                                       2004      1.223          1.278            45,437
                                                       2003      1.000          1.223             5,147

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.169          1.245                --
                                                       2005      1.187          1.169           103,499
                                                       2004      1.138          1.187            95,843
                                                       2003      1.000          1.138            10,856

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.634          1.783                --
                                                       2005      1.482          1.634           136,409
                                                       2004      1.297          1.482            31,303
                                                       2003      1.000          1.297                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.362          1.429                --
                                                       2005      1.328          1.362           269,091
                                                       2004      1.232          1.328           154,674
                                                       2003      1.000          1.232            29,675

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.206          1.235                --
                                                       2005      1.198          1.206           184,510
                                                       2004      1.106          1.198           117,310
                                                       2003      1.000          1.106                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.399          1.448                --
                                                       2005      1.354          1.399            52,115
                                                       2004      1.248          1.354            42,711
                                                       2003      1.000          1.248             8,102

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.322          1.361                --
                                                       2005      1.240          1.322            18,281
                                                       2004      1.186          1.240            17,971
                                                       2003      1.000          1.186                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                --
                                                       2005      1.000          1.098                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                --
                                                       2005      1.000          1.065           277,545

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.121                --
                                                       2005      1.000          1.076            41,561

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.045          1.064                --
                                                       2005      1.000          1.045                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.449          1.537                --
                                                       2005      1.318          1.449           164,685
                                                       2004      1.159          1.318            67,661
                                                       2003      1.000          1.159             9,646

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.448          1.531                --
                                                       2005      1.432          1.448            65,372
                                                       2004      1.279          1.432            11,941
                                                       2003      1.000          1.279            16,262

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.241          1.280                --
                                                       2005      1.229          1.241           769,703
                                                       2004      1.124          1.229           521,821
                                                       2003      1.000          1.124           179,188

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.251                --
                                                       2005      1.109          1.158           305,624
                                                       2004      0.961          1.109           110,919

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.542          1.769                --
                                                       2005      1.435          1.542           104,848
                                                       2004      1.263          1.435            42,103
                                                       2003      1.000          1.263             5,268

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.348          1.429                --
                                                       2005      1.296          1.348            19,121
                                                       2004      1.189          1.296            19,139
                                                       2003      1.000          1.189             3,919

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                --
                                                       2005      1.000          1.048                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.112                --
                                                       2005      1.083          1.102           141,342
                                                       2004      0.970          1.083            65,593

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.024          1.013                --
                                                       2005      1.027          1.024            85,318
                                                       2004      1.013          1.027            66,399
                                                       2003      1.000          1.013            16,070

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.327          1.384                --
                                                       2005      1.326          1.327            71,060
                                                       2004      1.226          1.326            56,996
                                                       2003      1.000          1.226            15,652

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.270                --
                                                       2005      1.000          1.105                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268                --
                                                       2005      1.000          1.106                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.030                --
                                                       2005      1.044          1.069           328,334
                                                       2004      0.979          1.044            56,872

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.018          0.986                --
                                                       2008      1.616          1.018           146,461
                                                       2007      1.686          1.616           149,875
                                                       2006      1.481          1.686           183,954
                                                       2005      1.450          1.481           316,526
                                                       2004      1.258          1.450            46,055
                                                       2003      1.000          1.258            30,012

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.825          0.844                --
                                                       2008      1.477          0.825             8,402
                                                       2007      1.338          1.477             8,417
                                                       2006      1.278          1.338             8,430
                                                       2005      1.207          1.278             8,446
                                                       2004      1.185          1.207             8,462
                                                       2003      1.000          1.185             5,277




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                 --
                                                       2005      1.215          1.368          1,446,650
                                                       2004      1.143          1.215          1,066,297
                                                       2003      1.000          1.143            401,054

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      2.015          1.800          3,741,951
                                                       2010      1.838          2.015          4,333,180
                                                       2009      1.317          1.838          4,868,172
                                                       2008      2.180          1.317          5,404,627
                                                       2007      1.936          2.180          5,665,061
                                                       2006      1.639          1.936          5,578,621
                                                       2005      1.465          1.639          5,335,014
                                                       2004      1.316          1.465          3,767,523
                                                       2003      1.000          1.316            735,729

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.644          1.543         10,177,776
                                                       2010      1.412          1.644         11,683,994
                                                       2009      1.033          1.412         12,695,260
                                                       2008      1.880          1.033         13,871,335
                                                       2007      1.707          1.880         15,423,879
                                                       2006      1.579          1.707         17,191,152
                                                       2005      1.385          1.579         17,962,097
                                                       2004      1.256          1.385         10,816,871
                                                       2003      1.000          1.256          1,249,178

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.405          1.352          9,752,589
                                                       2010      1.285          1.405         11,084,770
                                                       2009      0.999          1.285         11,885,667
                                                       2008      1.639          0.999         12,953,306
                                                       2007      1.591          1.639         14,587,559
                                                       2006      1.408          1.591         16,216,918
                                                       2005      1.357          1.408         16,265,299
                                                       2004      1.253          1.357          9,524,728
                                                       2003      1.000          1.253          1,234,917

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.649          1.629                 --
                                                       2005      1.422          1.649          2,224,227
                                                       2004      1.213          1.422          1,017,661
                                                       2003      1.000          1.213             94,570

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.707          2.221                 --
                                                       2005      1.624          1.707          3,331,967
                                                       2004      1.261          1.624          2,338,420
                                                       2003      1.000          1.261            305,412

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.478          1.413                 --
                                                       2007      1.407          1.478          1,311,793
                                                       2006      1.232          1.407          1,362,149
                                                       2005      1.204          1.232          1,372,248
                                                       2004      1.168          1.204          1,199,792
                                                       2003      1.000          1.168            531,053

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.288          1.215                 --
                                                       2007      1.477          1.288          2,799,760
                                                       2006      1.451          1.477          3,048,205
                                                       2005      1.399          1.451          3,282,760
                                                       2004      1.281          1.399          2,382,036
                                                       2003      1.000          1.281            549,527

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.305          1.417                 --
                                                       2005      1.208          1.305          2,680,327
                                                       2004      1.078          1.208            709,540
                                                       2003      1.000          1.078                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.302          1.450                 --
                                                       2005      1.206          1.302          2,383,154
                                                       2004      1.071          1.206          1,036,837
                                                       2003      1.000          1.071                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.719          1.639          4,989,150
                                                       2010      1.499          1.719          5,014,550
                                                       2009      1.129          1.499          5,523,778
                                                       2008      2.008          1.129          5,825,507
                                                       2007      1.746          2.008          6,462,397
                                                       2006      1.598          1.746          6,331,967
                                                       2005      1.396          1.598          5,954,325
                                                       2004      1.237          1.396          3,705,401
                                                       2003      1.000          1.237            284,794

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.439          1.372            217,054
                                                       2010      1.243          1.439            226,393
                                                       2009      0.934          1.243            288,727
                                                       2008      1.623          0.934            332,581
                                                       2007      1.551          1.623            492,092
                                                       2006      1.390          1.551            538,482
                                                       2005      1.174          1.390            533,752
                                                       2004      1.182          1.174            324,735
                                                       2003      1.000          1.182            125,778

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.541          2.221          3,847,556
                                                       2010      2.015          2.541          4,088,893
                                                       2009      1.470          2.015          4,232,935
                                                       2008      2.483          1.470          4,728,413
                                                       2007      2.195          2.483          5,530,751
                                                       2006      1.991          2.195          5,997,264
                                                       2005      1.720          1.991          5,952,503
                                                       2004      1.407          1.720          3,415,326
                                                       2003      1.000          1.407            220,091

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                 --
                                                       2005      1.330          1.442          2,847,614
                                                       2004      1.204          1.330          1,545,711
                                                       2003      1.000          1.204            247,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.577          3.251                 --
                                                       2007      2.833          3.577          2,398,451
                                                       2006      2.255          2.833          2,284,035
                                                       2005      1.804          2.255          2,302,402
                                                       2004      1.475          1.804          1,534,755
                                                       2003      1.000          1.475             69,733

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.888          1.655          1,916,960
                                                       2010      1.776          1.888          2,137,164
                                                       2009      1.321          1.776          2,311,954
                                                       2008      2.260          1.321          2,701,843
                                                       2007      1.996          2.260          3,144,559
                                                       2006      1.676          1.996          3,558,027
                                                       2005      1.551          1.676          3,434,860
                                                       2004      1.334          1.551          1,581,727
                                                       2003      1.104          1.334            268,751

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.608          1.921                 --
                                                       2005      1.506          1.608          3,527,801
                                                       2004      1.324          1.506          2,094,099
                                                       2003      1.000          1.324            279,063

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                 --
                                                       2005      1.060          1.053          1,912,567
                                                       2004      0.990          1.060            617,054

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.263                 --
                                                       2005      1.159          1.224            612,964
                                                       2004      1.092          1.159            688,730
                                                       2003      1.000          1.092            335,634

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.566          1.586                 --
                                                       2009      1.271          1.566            169,163
                                                       2008      1.826          1.271            189,123
                                                       2007      1.530          1.826            208,854
                                                       2006      1.467          1.530            239,090
                                                       2005      1.332          1.467            238,123
                                                       2004      1.189          1.332            236,645
                                                       2003      1.000          1.189             68,188

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.941          2.076                 --
                                                       2010      1.591          1.941            394,001
                                                       2009      1.034          1.591            433,865
                                                       2008      1.882          1.034            449,483
                                                       2007      1.577          1.882            631,363
                                                       2006      1.492          1.577            529,080
                                                       2005      1.363          1.492            462,793
                                                       2004      1.382          1.363            392,646
                                                       2003      1.000          1.382             70,896

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.646          1.549                 --
                                                       2007      1.535          1.646            221,329
                                                       2006      1.327          1.535            205,531
                                                       2005      1.282          1.327            201,037
                                                       2004      1.250          1.282            150,292
                                                       2003      1.000          1.250             79,957

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.529          1.711                 --
                                                       2005      1.499          1.529          1,784,289
                                                       2004      1.331          1.499          1,300,138
                                                       2003      1.000          1.331            100,703

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.487          1.494          1,538,411
                                                       2010      1.213          1.487          1,640,305
                                                       2009      0.919          1.213          1,809,729
                                                       2008      1.573          0.919          1,977,925
                                                       2007      1.635          1.573          2,331,348

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.432          1.441            444,641
                                                       2010      1.297          1.432            560,985
                                                       2009      1.083          1.297            590,811
                                                       2008      1.562          1.083            643,680
                                                       2007      1.512          1.562          1,003,788

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.470          1.352          1,190,370
                                                       2010      1.285          1.470          1,288,932
                                                       2009      1.013          1.285          1,386,700
                                                       2008      1.629          1.013          1,575,642
                                                       2007      1.705          1.629          1,681,030

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.295          1.262            992,349
                                                       2010      1.202          1.295          1,017,034
                                                       2009      0.861          1.202          1,091,310
                                                       2008      1.400          0.861          1,196,640
                                                       2007      1.402          1.400          1,360,637

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.405          1.446            600,032
                                                       2010      1.309          1.405            625,364
                                                       2009      1.072          1.309            973,978
                                                       2008      1.698          1.072          1,117,359
                                                       2007      1.667          1.698          1,529,895
                                                       2006      1.437          1.667          1,560,295
                                                       2005      1.375          1.437          1,552,486
                                                       2004      1.271          1.375          1,273,512
                                                       2003      1.000          1.271            217,964

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.975          1.964          1,076,192
                                                       2010      1.609          1.975          1,226,161
                                                       2009      1.149          1.609          1,376,679
                                                       2008      1.976          1.149          1,489,595
                                                       2007      1.832          1.976          1,684,545
                                                       2006      1.656          1.832          1,826,602
                                                       2005      1.610          1.656          1,928,545
                                                       2004      1.426          1.610          1,412,236
                                                       2003      1.000          1.426            292,348

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.951          0.925                 --
                                                       2008      1.552          0.951          5,355,007
                                                       2007      1.508          1.552          5,682,514
                                                       2006      1.336          1.508          5,973,584
                                                       2005      1.307          1.336          6,322,261
                                                       2004      1.209          1.307          4,753,252
                                                       2003      1.000          1.209            899,310

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.192          1.169            389,416
                                                       2010      1.084          1.192            405,661
                                                       2009      0.900          1.084            417,379
                                                       2008      1.227          0.900            397,974
                                                       2007      1.128          1.227            399,251
                                                       2006      1.068          1.128            400,623
                                                       2005      1.043          1.068            379,131
                                                       2004      0.945          1.043            183,909

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.961          0.949                 --
                                                       2010      0.897          0.961            873,546
                                                       2009      0.779          0.897            919,204
                                                       2008      1.008          0.779          1,272,283
                                                       2007      1.015          1.008          1,473,388
                                                       2006      0.994          1.015          1,554,625
                                                       2005      0.990          0.994          1,581,560
                                                       2004      0.998          0.990            915,496
                                                       2003      1.000          0.998             82,755

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                 --
                                                       2006      1.417          1.641          1,628,476
                                                       2005      1.388          1.417          1,688,830
                                                       2004      1.307          1.388          1,425,396
                                                       2003      1.000          1.307            138,937

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.357          1.412                 --
                                                       2006      1.327          1.357          1,581,958
                                                       2005      1.286          1.327          1,689,735
                                                       2004      1.305          1.286          1,364,354
                                                       2003      1.000          1.305            140,010

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.595          1.650                 --
                                                       2006      1.465          1.595          2,707,987
                                                       2005      1.359          1.465          2,936,955
                                                       2004      1.270          1.359          1,895,003
                                                       2003      1.000          1.270            252,961

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.522                 --
                                                       2006      1.324          1.459          1,137,012
                                                       2005      1.302          1.324          1,156,361
                                                       2004      1.225          1.302            938,294
                                                       2003      1.000          1.225            206,699

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.595          1.656                 --
                                                       2006      1.387          1.595          4,657,947
                                                       2005      1.370          1.387          4,793,326
                                                       2004      1.240          1.370          2,734,465
                                                       2003      1.000          1.240            353,285

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.783          1.963                 --
                                                       2006      1.620          1.783          3,770,947
                                                       2005      1.527          1.620          4,041,401
                                                       2004      1.255          1.527          2,228,107
                                                       2003      1.000          1.255            293,437

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                 --
                                                       2005      1.058          1.078          1,510,320
                                                       2004      0.981          1.058            858,566

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.759          1.694                 --
                                                       2007      1.691          1.759          1,672,947
                                                       2006      1.780          1.691          1,718,135

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.602          1.612          2,263,449
                                                       2010      1.405          1.602          2,301,334
                                                       2009      0.972          1.405          2,493,286
                                                       2008      1.307          0.972          2,792,118
                                                       2007      1.297          1.307          3,383,228
                                                       2006      1.233          1.297          1,935,626

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.621          1.698                 --
                                                       2006      1.534          1.621          1,544,296

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.343          1.320            801,088
                                                       2010      1.216          1.343            809,627
                                                       2009      1.040          1.216            822,977
                                                       2008      1.692          1.040            860,409
                                                       2007      1.683          1.692          1,325,236

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.881          0.818          3,352,561
                                                       2010      0.772          0.881          3,721,255
                                                       2009      0.583          0.772          4,058,050
                                                       2008      1.017          0.583          4,287,210
                                                       2007      1.217          1.017          4,995,194
                                                       2006      1.003          1.217          6,029,742

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.424          1.255            115,725
                                                       2010      1.215          1.424            111,692
                                                       2009      0.959          1.215            118,004
                                                       2008      1.308          0.959            100,792
                                                       2007      1.347          1.308            285,082
                                                       2006      1.267          1.347            150,531

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.915          1.615          1,119,973
                                                       2010      1.673          1.915          1,191,392
                                                       2009      1.098          1.673          1,323,386
                                                       2008      1.888          1.098          1,306,134
                                                       2007      1.942          1.888          1,634,966
                                                       2006      1.766          1.942          1,588,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.350          1.313            131,791
                                                       2010      1.088          1.350            184,553
                                                       2009      0.827          1.088            205,475
                                                       2008      1.373          0.827            198,255
                                                       2007      1.257          1.373            157,886
                                                       2006      1.270          1.257             42,053

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.837          1.669          1,651,974
                                                       2010      1.707          1.837          1,945,858
                                                       2009      1.216          1.707          1,994,993
                                                       2008      2.132          1.216          2,051,575
                                                       2007      1.667          2.132          2,267,900
                                                       2006      1.629          1.667          2,093,375

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.734          1.613          1,181,823
                                                       2010      1.434          1.734          1,292,739
                                                       2009      1.066          1.434          1,403,577
                                                       2008      1.690          1.066          1,494,855

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.090          1.013          1,694,566
                                                       2010      0.905          1.090          1,901,482
                                                       2009      0.675          0.905          1,947,311
                                                       2008      1.115          0.675          2,449,277
                                                       2007      1.261          1.115             67,930

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.221          0.896          1,116,444
                                                       2007      1.171          1.221          1,385,640
                                                       2006      1.111          1.171          1,520,164

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.626          1.672          1,228,226
                                                       2010      1.465          1.626          1,336,244
                                                       2009      1.089          1.465          1,336,400
                                                       2008      1.361          1.089          1,641,058
                                                       2007      1.299          1.361          1,922,042
                                                       2006      1.243          1.299          2,091,458

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.968          0.914          3,861,919
                                                       2010      0.786          0.968          4,328,558
                                                       2009      0.633          0.786          4,594,889
                                                       2008      1.055          0.633          5,205,051
                                                       2007      1.069          1.055          6,084,773
                                                       2006      0.964          1.069             61,141

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.837                 --
                                                       2008      1.567          0.881            750,142
                                                       2007      1.427          1.567            800,947
                                                       2006      1.448          1.427            830,559

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.988          0.843            113,037

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.989          2.383          1,934,825
                                                       2010      2.465          2.989          2,128,239
                                                       2009      1.488          2.465          2,137,808
                                                       2008      3.255          1.488          2,192,390

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.819          1.593          1,712,926
                                                       2010      1.665          1.819          1,992,980
                                                       2009      1.291          1.665          2,268,150
                                                       2008      2.283          1.291          2,530,223
                                                       2007      2.179          2.283            453,602

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.341          1.467          4,782,360
                                                       2010      1.266          1.341          4,798,257
                                                       2009      1.091          1.266          4,310,783
                                                       2008      1.191          1.091          5,162,948
                                                       2007      1.128          1.191          4,671,910

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.422          1.439         11,964,581
                                                       2010      1.341          1.422          9,282,171
                                                       2009      1.206          1.341          8,663,471

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.437          1.345            181,465
                                                       2010      1.261          1.437            187,047
                                                       2009      1.038          1.261            211,738
                                                       2008      1.576          1.038            233,163
                                                       2007      1.530          1.576            283,878
                                                       2006      1.427          1.530            389,417

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.276                 --
                                                       2006      1.102          1.157             57,486

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.509          1.533          2,628,159
                                                       2010      1.371          1.509          2,816,857
                                                       2009      1.051          1.371          2,476,661
                                                       2008      1.200          1.051          2,901,707
                                                       2007      1.148          1.200          3,242,208
                                                       2006      1.111          1.148          3,104,648

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.067          1.667            364,164

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.913          0.859          6,692,749
                                                       2010      0.795          0.913          7,589,083
                                                       2009      0.685          0.795          8,557,665
                                                       2008      1.096          0.685          9,498,604
                                                       2007      1.075          1.096         11,725,128
                                                       2006      1.001          1.075          6,087,214

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.979          0.874          7,073,910
                                                       2010      0.833          0.979          7,864,666
                                                       2009      0.672          0.833          8,626,898
                                                       2008      0.976          0.672          9,652,340
                                                       2007      1.026          0.976         11,874,934
                                                       2006      1.003          1.026          6,517,395

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.426          1.378          2,007,747
                                                       2010      1.265          1.426          2,571,101
                                                       2009      1.016          1.265          2,985,743

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.546          1.468          1,145,328
                                                       2010      1.369          1.546          1,306,197
                                                       2009      0.935          1.369          1,479,373
                                                       2008      1.758          0.935          1,534,941
                                                       2007      1.488          1.758          2,054,635
                                                       2006      1.528          1.488          2,057,753

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.181          1.234          2,600,735
                                                       2010      1.111          1.181          2,862,290
                                                       2009      1.035          1.111          3,142,016
                                                       2008      1.093          1.035          3,449,828
                                                       2007      1.049          1.093          4,086,073
                                                       2006      1.012          1.049          2,358,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.118          1.138            851,952
                                                       2010      1.040          1.118            828,208
                                                       2009      0.898          1.040          1,057,532

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.198          1.070          1,932,327
                                                       2010      1.020          1.198          1,994,565
                                                       2009      0.811          1.020          2,239,166

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.023          1.003         11,956,896
                                                       2010      1.043          1.023         13,426,853
                                                       2009      1.059          1.043         14,243,930
                                                       2008      1.050          1.059         18,801,252
                                                       2007      1.019          1.050         12,184,273
                                                       2006      0.999          1.019         10,459,881

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.233          1.160            957,855
                                                       2010      1.122          1.233          1,089,556
                                                       2009      0.867          1.122            976,100
                                                       2008      1.408          0.867          1,135,699

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.758          0.790                 --
                                                       2008      1.401          0.758          1,549,305
                                                       2007      1.374          1.401          1,723,995
                                                       2006      1.359          1.374          1,875,574

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.195          1.098          2,485,766
                                                       2010      1.064          1.195          2,707,015
                                                       2009      0.892          1.064          2,932,088
                                                       2008      1.491          0.892          3,210,429
                                                       2007      1.461          1.491          3,847,105
                                                       2006      1.427          1.461          4,054,232

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.915          0.991                 --
                                                       2010      0.807          0.915            428,406
                                                       2009      0.626          0.807            410,604
                                                       2008      1.071          0.626            141,029
                                                       2007      1.058          1.071            194,530
                                                       2006      1.002          1.058            166,522

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.153          1.168          3,117,558
                                                       2010      1.069          1.153          2,746,854
                                                       2009      0.904          1.069          2,206,200
                                                       2008      1.077          0.904          1,040,428
                                                       2007      1.040          1.077            290,146
                                                       2006      1.001          1.040            762,906

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.097          1.088          1,929,294
                                                       2010      1.003          1.097          1,408,260
                                                       2009      0.827          1.003          1,291,130
                                                       2008      1.076          0.827          1,629,351
                                                       2007      1.047          1.076            812,407
                                                       2006      1.002          1.047             32,113

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.038          1.004          2,777,599
                                                       2010      0.935          1.038          2,863,275
                                                       2009      0.753          0.935          3,019,694
                                                       2008      1.076          0.753          2,317,839
                                                       2007      1.052          1.076          1,565,691
                                                       2006      1.002          1.052            840,847

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.975          0.920          2,263,678
                                                       2010      0.867          0.975          2,539,708
                                                       2009      0.685          0.867          2,380,036
                                                       2008      1.076          0.685          2,173,056
                                                       2007      1.057          1.076          3,096,031
                                                       2006      1.002          1.057          2,655,143

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.997          0.993          8,811,419
                                                       2010      0.888          0.997         11,368,994
                                                       2009      0.723          0.888         11,081,194

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.327          1.330          9,663,822
                                                       2010      1.231          1.327         10,654,668
                                                       2009      1.061          1.231         12,558,844
                                                       2008      1.392          1.061         13,733,676
                                                       2007      1.363          1.392         15,761,999
                                                       2006      1.278          1.363         16,894,540

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.245          1.232          1,394,353
                                                       2010      1.140          1.245          1,558,801
                                                       2009      0.962          1.140          1,859,578
                                                       2008      1.454          0.962          1,969,767
                                                       2007      1.377          1.454          2,412,270
                                                       2006      1.249          1.377          1,976,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.993          0.892          5,952,665
                                                       2010      0.873          0.993          6,394,906
                                                       2009      0.637          0.873          6,714,614
                                                       2008      1.093          0.637          7,461,465
                                                       2007      1.049          1.093          8,115,893
                                                       2006      0.996          1.049          9,427,535

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.042          1.009          1,607,728
                                                       2010      0.911          1.042          1,774,209
                                                       2009      0.649          0.911          1,949,472
                                                       2008      1.141          0.649          2,452,097
                                                       2007      1.066          1.141          1,814,115
                                                       2006      0.998          1.066          2,050,674

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.409          1.402          3,177,786
                                                       2010      1.067          1.409          3,709,066
                                                       2009      0.785          1.067          3,628,350
                                                       2008      1.197          0.785          3,817,198

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                 --
                                                       2006      1.076          1.140          1,792,617

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.134          1.175          2,028,562
                                                       2010      1.091          1.134          2,059,467
                                                       2009      1.065          1.091          1,941,627
                                                       2008      1.088          1.065          2,583,722
                                                       2007      1.062          1.088          1,910,721
                                                       2006      1.029          1.062          1,768,963

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          7,226,300
                                                       2004      0.992          0.982          4,485,077
                                                       2003      1.000          0.992            950,414

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                 --
                                                       2005      1.050          1.089            880,928
                                                       2004      0.992          1.050            618,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                 --
                                                       2006      1.116          1.102          4,959,978
                                                       2005      1.115          1.116          4,931,112
                                                       2004      1.044          1.115          3,040,077
                                                       2003      1.000          1.044            449,303

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.165          1.203                 --
                                                       2008      1.134          1.165          8,691,827
                                                       2007      1.063          1.134         10,226,517
                                                       2006      1.044          1.063         10,625,611
                                                       2005      1.039          1.044         10,209,308
                                                       2004      1.010          1.039          6,234,606
                                                       2003      1.000          1.010          1,057,413

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.026          2.191                 --
                                                       2006      1.618          2.026            225,484
                                                       2005      1.470          1.618            217,756
                                                       2004      1.290          1.470            206,926
                                                       2003      1.000          1.290             76,986

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.131          2.273                 --
                                                       2006      1.853          2.131          3,307,357
                                                       2005      1.765          1.853          3,274,704
                                                       2004      1.426          1.765          1,896,275
                                                       2003      1.000          1.426            310,309

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.362          1.448                 --
                                                       2005      1.277          1.362            971,381
                                                       2004      1.223          1.277            913,452
                                                       2003      1.000          1.223            138,712

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.167          1.243                 --
                                                       2005      1.186          1.167          1,952,423
                                                       2004      1.138          1.186          1,835,280
                                                       2003      1.000          1.138            242,191

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.780                 --
                                                       2005      1.480          1.632          1,789,951
                                                       2004      1.296          1.480          1,437,094
                                                       2003      1.000          1.296            137,928

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.360          1.427                 --
                                                       2005      1.327          1.360          4,117,515
                                                       2004      1.232          1.327          2,851,638
                                                       2003      1.000          1.232            603,014

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.204          1.233                 --
                                                       2005      1.197          1.204          2,017,258
                                                       2004      1.106          1.197          1,488,625
                                                       2003      1.000          1.106            360,110

  Travelers Federated Stock Subaccount (6/03)........  2006      1.397          1.445                 --
                                                       2005      1.353          1.397            424,679
                                                       2004      1.248          1.353            245,975
                                                       2003      1.000          1.248             18,244

  Travelers Large Cap Subaccount (6/03)..............  2006      1.320          1.359                 --
                                                       2005      1.238          1.320          1,241,554
                                                       2004      1.186          1.238          1,065,686
                                                       2003      1.000          1.186            179,361

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                 --
                                                       2005      1.000          1.098             99,439

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                 --
                                                       2005      1.000          1.028                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                 --
                                                       2005      1.000          1.065            536,445

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120                 --
                                                       2005      1.000          1.075          2,259,960

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.064                 --
                                                       2005      1.000          1.044              4,119

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                 --
                                                       2005      1.316          1.447          1,514,552
                                                       2004      1.158          1.316            489,481
                                                       2003      1.000          1.158             47,671

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                 --
                                                       2005      1.431          1.446          2,107,522
                                                       2004      1.279          1.431            861,813
                                                       2003      1.000          1.279            241,916

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.240          1.278                 --
                                                       2005      1.228          1.240         16,161,421
                                                       2004      1.123          1.228          8,714,058
                                                       2003      1.000          1.123          1,980,314

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.249                 --
                                                       2005      1.109          1.157          1,820,997
                                                       2004      0.961          1.109            578,109

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.540          1.766                 --
                                                       2005      1.433          1.540          1,286,909
                                                       2004      1.263          1.433            632,499
                                                       2003      1.000          1.263             54,621

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.346          1.427                 --
                                                       2005      1.295          1.346            380,063
                                                       2004      1.188          1.295            219,253
                                                       2003      1.000          1.188             52,389

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                 --
                                                       2005      1.000          1.048                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.111                 --
                                                       2005      1.083          1.101          3,015,849
                                                       2004      0.970          1.083          1,140,984

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.022          1.012                 --
                                                       2005      1.026          1.022          3,822,133
                                                       2004      1.013          1.026          3,303,244
                                                       2003      1.000          1.013            779,959

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.326          1.382                 --
                                                       2005      1.325          1.326            592,707
                                                       2004      1.225          1.325            590,087
                                                       2003      1.000          1.225            367,260

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.270                 --
                                                       2005      1.000          1.104             18,599

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                 --
                                                       2005      1.000          1.106             11,244

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.029                 --
                                                       2005      1.044          1.068          1,671,366
                                                       2004      0.979          1.044            649,181

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.015          0.983                 (4)
                                                       2008      1.612          1.015          3,284,045
                                                       2007      1.683          1.612          4,010,531
                                                       2006      1.479          1.683          4,148,414
                                                       2005      1.448          1.479          4,167,998
                                                       2004      1.258          1.448          2,379,217
                                                       2003      1.000          1.258            255,288

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.822          0.842                 --
                                                       2008      1.473          0.822             91,812
                                                       2007      1.336          1.473            108,843
                                                       2006      1.276          1.336            115,292
                                                       2005      1.206          1.276            124,682
                                                       2004      1.185          1.206            141,970
                                                       2003      1.000          1.185            120,742




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.319          1.285               --
                                                       2005      1.172          1.319               --
                                                       2004      1.103          1.172               --
                                                       2003      1.000          1.103               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.841          1.645               --
                                                       2010      1.681          1.841               --
                                                       2009      1.205          1.681               --
                                                       2008      1.996          1.205               --
                                                       2007      1.773          1.996               --
                                                       2006      1.502          1.773               --
                                                       2005      1.343          1.502               --
                                                       2004      1.207          1.343               --
                                                       2003      1.000          1.207               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.504          1.412               --
                                                       2010      1.293          1.504               --
                                                       2009      0.946          1.293               --
                                                       2008      1.723          0.946               --
                                                       2007      1.565          1.723               --
                                                       2006      1.449          1.565               --
                                                       2005      1.272          1.449               --
                                                       2004      1.153          1.272               --
                                                       2003      1.000          1.153               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.285          1.237           99,739
                                                       2010      1.177          1.285           99,739
                                                       2009      0.915          1.177           99,739
                                                       2008      1.502          0.915           99,739
                                                       2007      1.458          1.502           99,739
                                                       2006      1.291          1.458           99,950
                                                       2005      1.245          1.291           86,686
                                                       2004      1.151          1.245               --
                                                       2003      1.000          1.151               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.541          1.523               --
                                                       2005      1.330          1.541               --
                                                       2004      1.135          1.330               --
                                                       2003      1.000          1.135               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.643          2.136               --
                                                       2005      1.564          1.643               --
                                                       2004      1.214          1.564               --
                                                       2003      1.000          1.214               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.376          1.316               --
                                                       2007      1.311          1.376               --
                                                       2006      1.148          1.311               --
                                                       2005      1.122          1.148               --
                                                       2004      1.090          1.122               --
                                                       2003      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.192          1.124               --
                                                       2007      1.367          1.192               --
                                                       2006      1.344          1.367               --
                                                       2005      1.296          1.344               --
                                                       2004      1.187          1.296               --
                                                       2003      1.000          1.187               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.304          1.416               --
                                                       2005      1.207          1.304               --
                                                       2004      1.082          1.207               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.301          1.448               --
                                                       2005      1.205          1.301               --
                                                       2004      1.123          1.205               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.611          1.535           87,394
                                                       2010      1.405          1.611           87,394
                                                       2009      1.058          1.405           87,394
                                                       2008      1.884          1.058           87,394
                                                       2007      1.639          1.884           87,394
                                                       2006      1.501          1.639           87,584
                                                       2005      1.312          1.501           76,124
                                                       2004      1.163          1.312               --
                                                       2003      1.000          1.163               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.329          1.267               --
                                                       2010      1.149          1.329               --
                                                       2009      0.863          1.149               --
                                                       2008      1.502          0.863               --
                                                       2007      1.436          1.502               --
                                                       2006      1.287          1.436               --
                                                       2005      1.088          1.287               --
                                                       2004      1.096          1.088               --
                                                       2003      1.017          1.096               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.282          1.995           73,455
                                                       2010      1.811          2.282           73,455
                                                       2009      1.322          1.811           73,455
                                                       2008      2.234          1.322           73,455
                                                       2007      1.976          2.234           73,455
                                                       2006      1.793          1.976           73,612
                                                       2005      1.550          1.793           64,332
                                                       2004      1.269          1.550               --
                                                       2003      1.000          1.269               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.346          1.562               --
                                                       2005      1.242          1.346               --
                                                       2004      1.125          1.242               --
                                                       2003      1.000          1.125               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.216          2.922               --
                                                       2007      2.548          3.216               --
                                                       2006      2.029          2.548               --
                                                       2005      1.625          2.029               --
                                                       2004      1.329          1.625               --
                                                       2003      1.000          1.329               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.715          1.502               --
                                                       2010      1.614          1.715               --
                                                       2009      1.201          1.614            8,040
                                                       2008      2.056          1.201            8,045
                                                       2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.439          1.718               --
                                                       2005      1.348          1.439               --
                                                       2004      1.186          1.348               --
                                                       2003      1.000          1.186               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.075               --
                                                       2005      1.060          1.053               --
                                                       2004      0.990          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.179          1.216               --
                                                       2005      1.117          1.179               --
                                                       2004      1.052          1.117               --
                                                       2003      1.000          1.052               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.461          1.479               --
                                                       2009      1.186          1.461               --
                                                       2008      1.705          1.186               --
                                                       2007      1.429          1.705               --
                                                       2006      1.371          1.429               --
                                                       2005      1.245          1.371               --
                                                       2004      1.112          1.245               --
                                                       2003      1.000          1.112               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.734          1.853               --
                                                       2010      1.422          1.734               --
                                                       2009      0.925          1.422               --
                                                       2008      1.684          0.925               --
                                                       2007      1.411          1.684               --
                                                       2006      1.335          1.411               --
                                                       2005      1.221          1.335               --
                                                       2004      1.239          1.221               --
                                                       2003      1.000          1.239               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.506          1.417               --
                                                       2007      1.405          1.506               --
                                                       2006      1.215          1.405               --
                                                       2005      1.174          1.215               --
                                                       2004      1.146          1.174               --
                                                       2003      1.000          1.146               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.412          1.579               --
                                                       2005      1.385          1.412               --
                                                       2004      1.230          1.385               --
                                                       2003      1.000          1.230               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.348          1.354               --
                                                       2010      1.100          1.348               --
                                                       2009      0.834          1.100               --
                                                       2008      1.428          0.834               --
                                                       2007      1.484          1.428               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.314          1.321               --
                                                       2010      1.190          1.314               --
                                                       2009      0.994          1.190               --
                                                       2008      1.435          0.994               --
                                                       2007      1.390          1.435               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.326          1.219               --
                                                       2010      1.160          1.326               --
                                                       2009      0.915          1.160               --
                                                       2008      1.472          0.915               --
                                                       2007      1.541          1.472               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.169          1.139               --
                                                       2010      1.086          1.169               --
                                                       2009      0.778          1.086               --
                                                       2008      1.266          0.778               --
                                                       2007      1.268          1.266               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.255          1.291               --
                                                       2010      1.169          1.255               --
                                                       2009      0.958          1.169               --
                                                       2008      1.518          0.958               --
                                                       2007      1.491          1.518               --
                                                       2006      1.286          1.491               --
                                                       2005      1.232          1.286               --
                                                       2004      1.138          1.232               --
                                                       2003      1.000          1.138               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.761          1.751               --
                                                       2010      1.435          1.761               --
                                                       2009      1.026          1.435               --
                                                       2008      1.765          1.026               --
                                                       2007      1.637          1.765               --
                                                       2006      1.481          1.637               --
                                                       2005      1.440          1.481               --
                                                       2004      1.276          1.440               --
                                                       2003      1.000          1.276               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.884          0.859               --
                                                       2008      1.442          0.884               --
                                                       2007      1.402          1.442               --
                                                       2006      1.243          1.402               --
                                                       2005      1.216          1.243               --
                                                       2004      1.126          1.216               --
                                                       2003      1.000          1.126               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.188          1.165               --
                                                       2010      1.081          1.188               --
                                                       2009      0.898          1.081               --
                                                       2008      1.225          0.898               --
                                                       2007      1.127          1.225               --
                                                       2006      1.067          1.127               --
                                                       2005      1.043          1.067               --
                                                       2004      0.945          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.958          0.945               --
                                                       2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      0.998          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.484          1.555               --
                                                       2006      1.282          1.484               --
                                                       2005      1.257          1.282               --
                                                       2004      1.184          1.257               --
                                                       2003      1.000          1.184               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.228          1.277               --
                                                       2006      1.202          1.228               --
                                                       2005      1.165          1.202               --
                                                       2004      1.182          1.165               --
                                                       2003      1.000          1.182               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.449          1.498               --
                                                       2006      1.331          1.449               --
                                                       2005      1.235          1.331               --
                                                       2004      1.155          1.235               --
                                                       2003      1.000          1.155               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.341          1.399               --
                                                       2006      1.217          1.341               --
                                                       2005      1.198          1.217               --
                                                       2004      1.128          1.198               --
                                                       2003      0.996          1.128               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.482          1.538               --
                                                       2006      1.289          1.482               --
                                                       2005      1.274          1.289               --
                                                       2004      1.154          1.274               --
                                                       2003      0.996          1.154               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.652          1.818               --
                                                       2006      1.502          1.652           86,796
                                                       2005      1.415          1.502           75,080
                                                       2004      1.164          1.415               --
                                                       2003      1.000          1.164               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.077          1.110               --
                                                       2005      1.058          1.077               --
                                                       2004      0.981          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.613          1.553               --
                                                       2007      1.552          1.613               --
                                                       2006      1.634          1.552               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.545          1.554               --
                                                       2010      1.356          1.545               --
                                                       2009      0.939          1.356               --
                                                       2008      1.262          0.939               --
                                                       2007      1.253          1.262               --
                                                       2006      1.192          1.253               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.517          1.589               --
                                                       2006      1.437          1.517               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.254          1.232               --
                                                       2010      1.137          1.254               --
                                                       2009      0.973          1.137               --
                                                       2008      1.583          0.973               --
                                                       2007      1.575          1.583               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.879          0.816               --
                                                       2010      0.771          0.879               --
                                                       2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.420          1.251               --
                                                       2010      1.212          1.420               --
                                                       2009      0.958          1.212               --
                                                       2008      1.307          0.958               --
                                                       2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.765          1.488               --
                                                       2010      1.543          1.765               --
                                                       2009      1.013          1.543               --
                                                       2008      1.743          1.013               --
                                                       2007      1.793          1.743               --
                                                       2006      1.632          1.793               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.346          1.308               --
                                                       2010      1.086          1.346               --
                                                       2009      0.825          1.086               --
                                                       2008      1.372          0.825               --
                                                       2007      1.256          1.372               --
                                                       2006      1.269          1.256               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.713          1.556               --
                                                       2010      1.593          1.713               --
                                                       2009      1.135          1.593               --
                                                       2008      1.991          1.135               --
                                                       2007      1.557          1.991               --
                                                       2006      1.523          1.557               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.587          1.476               --
                                                       2010      1.314          1.587               --
                                                       2009      0.977          1.314               --
                                                       2008      1.550          0.977               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.087          1.010               --
                                                       2010      0.903          1.087               --
                                                       2009      0.674          0.903               --
                                                       2008      1.114          0.674               --
                                                       2007      1.260          1.114               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.894          0.883               --
                                                       2008      1.219          0.894               --
                                                       2007      1.170          1.219               --
                                                       2006      1.110          1.170               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.542          1.584               --
                                                       2010      1.390          1.542               --
                                                       2009      1.034          1.390               --
                                                       2008      1.293          1.034               --
                                                       2007      1.235          1.293               --
                                                       2006      1.181          1.235               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.965          0.911          133,902
                                                       2010      0.785          0.965          133,902
                                                       2009      0.633          0.785          133,902
                                                       2008      1.054          0.633          133,902
                                                       2007      1.069          1.054          133,902
                                                       2006      0.964          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787               --
                                                       2008      1.475          0.829               --
                                                       2007      1.345          1.475               --
                                                       2006      1.365          1.345               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.985          0.840               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.683          2.138               --
                                                       2010      2.214          2.683               --
                                                       2009      1.337          2.214               --
                                                       2008      2.926          1.337               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.661          1.454               --
                                                       2010      1.521          1.661               --
                                                       2009      1.179          1.521               --
                                                       2008      2.088          1.179               --
                                                       2007      1.993          2.088               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.272          1.390               --
                                                       2010      1.202          1.272               --
                                                       2009      1.036          1.202               --
                                                       2008      1.131          1.036               --
                                                       2007      1.071          1.131               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.384          1.400               --
                                                       2010      1.306          1.384               --
                                                       2009      1.175          1.306               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.358          1.271               --
                                                       2010      1.192          1.358               --
                                                       2009      0.982          1.192               --
                                                       2008      1.491          0.982               --
                                                       2007      1.449          1.491               --
                                                       2006      1.351          1.449               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.274               --
                                                       2006      1.101          1.156               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.504          1.527               --
                                                       2010      1.367          1.504               --
                                                       2009      1.048          1.367               --
                                                       2008      1.198          1.048               --
                                                       2007      1.146          1.198               --
                                                       2006      1.110          1.146               --

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.846          1.488               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.911          0.857               --
                                                       2010      0.794          0.911               --
                                                       2009      0.684          0.794               --
                                                       2008      1.095          0.684               --
                                                       2007      1.075          1.095               --
                                                       2006      1.001          1.075               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.977          0.872               --
                                                       2010      0.831          0.977               --
                                                       2009      0.671          0.831               --
                                                       2008      0.975          0.671               --
                                                       2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.285          1.241           96,889
                                                       2010      1.141          1.285           96,889
                                                       2009      0.917          1.141           96,889

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.400          1.329               --
                                                       2010      1.240          1.400               --
                                                       2009      0.848          1.240               --
                                                       2008      1.594          0.848               --
                                                       2007      1.351          1.594               --
                                                       2006      1.387          1.351               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.151          1.202               --
                                                       2010      1.084          1.151               --
                                                       2009      1.010          1.084               --
                                                       2008      1.067          1.010               --
                                                       2007      1.024          1.067               --
                                                       2006      0.989          1.024               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.114          1.134               --
                                                       2010      1.037          1.114               --
                                                       2009      0.896          1.037               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.135          1.013               --
                                                       2010      0.967          1.135               --
                                                       2009      0.770          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.021          1.000               --
                                                       2010      1.041          1.021           13,623
                                                       2009      1.058          1.041           13,630
                                                       2008      1.049          1.058               --
                                                       2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.146          1.078               --
                                                       2010      1.044          1.146               --
                                                       2009      0.807          1.044               --
                                                       2008      1.311          0.807               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.719          0.749               --
                                                       2008      1.329          0.719               --
                                                       2007      1.305          1.329               --
                                                       2006      1.291          1.305               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.106          1.016               --
                                                       2010      0.986          1.106               --
                                                       2009      0.826          0.986               --
                                                       2008      1.382          0.826               --
                                                       2007      1.354          1.382               --
                                                       2006      1.324          1.354               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.913          0.988               --
                                                       2010      0.805          0.913               --
                                                       2009      0.625          0.805               --
                                                       2008      1.070          0.625               --
                                                       2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.151          1.165               --
                                                       2010      1.067          1.151               --
                                                       2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.095          1.084               --
                                                       2010      1.001          1.095               --
                                                       2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.035          1.001               --
                                                       2010      0.933          1.035               --
                                                       2009      0.752          0.933               --
                                                       2008      1.076          0.752               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.973          0.918               --
                                                       2010      0.865          0.973               --
                                                       2009      0.684          0.865               --
                                                       2008      1.075          0.684               --
                                                       2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.994          0.990               --
                                                       2010      0.886          0.994               --
                                                       2009      0.722          0.886               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.249          1.251               --
                                                       2010      1.160          1.249               --
                                                       2009      0.999          1.160               --
                                                       2008      1.313          0.999               --
                                                       2007      1.285          1.313               --
                                                       2006      1.206          1.285               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.241          1.227               --
                                                       2010      1.137          1.241               --
                                                       2009      0.960          1.137               --
                                                       2008      1.451          0.960               --
                                                       2007      1.376          1.451               --
                                                       2006      1.248          1.376               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.991          0.889               --
                                                       2010      0.872          0.991               --
                                                       2009      0.636          0.872               --
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.040          1.006               --
                                                       2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.404          1.396               --
                                                       2010      1.063          1.404               --
                                                       2009      0.783          1.063               --
                                                       2008      1.194          0.783               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.181               --
                                                       2006      1.075          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.130          1.171               --
                                                       2010      1.088          1.130               --
                                                       2009      1.063          1.088               --
                                                       2008      1.086          1.063               --
                                                       2007      1.061          1.086               --
                                                       2006      1.028          1.061               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.088          1.148               --
                                                       2005      1.050          1.088               --
                                                       2004      0.991          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.047          1.067               --
                                                       2006      1.061          1.047               --
                                                       2005      1.060          1.061               --
                                                       2004      0.993          1.060               --
                                                       2003      1.000          0.993               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.135          1.172               --
                                                       2008      1.105          1.135               --
                                                       2007      1.037          1.105               --
                                                       2006      1.019          1.037               --
                                                       2005      1.014          1.019               --
                                                       2004      0.987          1.014               --
                                                       2003      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.854          2.004               --
                                                       2006      1.480          1.854               --
                                                       2005      1.346          1.480               --
                                                       2004      1.182          1.346               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.905          2.032               --
                                                       2006      1.657          1.905               --
                                                       2005      1.579          1.657               --
                                                       2004      1.276          1.579               --
                                                       2003      1.000          1.276               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.284          1.365               --
                                                       2005      1.204          1.284               --
                                                       2004      1.154          1.204               --
                                                       2003      1.000          1.154               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.110          1.181               --
                                                       2005      1.128          1.110               --
                                                       2004      1.083          1.128               --
                                                       2003      1.000          1.083               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.498          1.634               --
                                                       2005      1.359          1.498               --
                                                       2004      1.191          1.359               --
                                                       2003      1.000          1.191               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.262          1.324               --
                                                       2005      1.232          1.262               --
                                                       2004      1.144          1.232               --
                                                       2003      1.000          1.144               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.164          1.192               --
                                                       2005      1.158          1.164               --
                                                       2004      1.070          1.158               --
                                                       2003      1.000          1.070               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.314               --
                                                       2005      1.231          1.271               --
                                                       2004      1.136          1.231               --
                                                       2003      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.254          1.291               --
                                                       2005      1.177          1.254               --
                                                       2004      1.127          1.177               --
                                                       2003      1.000          1.127               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165               --
                                                       2005      1.000          1.097               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.101               --
                                                       2005      1.000          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063               --
                                                       2005      1.000          1.044               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.355          1.437               --
                                                       2005      1.233          1.355               --
                                                       2004      1.086          1.233               --
                                                       2003      1.000          1.086               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.313          1.387               --
                                                       2005      1.299          1.313               --
                                                       2004      1.162          1.299               --
                                                       2003      1.000          1.162               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.170          1.206               --
                                                       2005      1.159          1.170               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.248               --
                                                       2005      1.108          1.157               --
                                                       2004      0.961          1.108               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.423          1.632               --
                                                       2005      1.325          1.423               --
                                                       2004      1.168          1.325               --
                                                       2003      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.275          1.351               --
                                                       2005      1.227          1.275               --
                                                       2004      1.127          1.227               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.101               --
                                                       2005      1.000          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.110               --
                                                       2005      1.082          1.100               --
                                                       2004      0.970          1.082               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.999          0.989               --
                                                       2005      1.003          0.999               --
                                                       2004      0.991          1.003               --
                                                       2003      1.000          0.991               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.233          1.285               --
                                                       2005      1.233          1.233               --
                                                       2004      1.141          1.233               --
                                                       2003      1.000          1.141               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269               --
                                                       2005      1.000          1.104               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.028               --
                                                       2005      1.044          1.067               --
                                                       2004      0.979          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.916          0.887               --
                                                       2008      1.455          0.916           96,889
                                                       2007      1.520          1.455           96,889
                                                       2006      1.337          1.520           97,093
                                                       2005      1.310          1.337           84,129
                                                       2004      1.138          1.310               --
                                                       2003      1.000          1.138               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.779          0.797               --
                                                       2008      1.395          0.779               --
                                                       2007      1.266          1.395               --
                                                       2006      1.209          1.266               --
                                                       2005      1.144          1.209               --
                                                       2004      1.124          1.144               --
                                                       2003      1.000          1.124               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.193          1.161                --
                                                       2005      1.060          1.193            22,094
                                                       2004      1.000          1.060             1,930

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.524          1.360         2,612,049
                                                       2010      1.392          1.524         2,872,485
                                                       2009      0.998          1.392         3,406,844
                                                       2008      1.654          0.998         3,868,364
                                                       2007      1.470          1.654         3,869,749
                                                       2006      1.246          1.470         3,422,804
                                                       2005      1.115          1.246         2,447,434
                                                       2004      1.000          1.115           102,699

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.283          1.203         6,046,677
                                                       2010      1.103          1.283         6,769,675
                                                       2009      0.808          1.103         7,352,364
                                                       2008      1.471          0.808         7,628,848
                                                       2007      1.337          1.471         7,630,777
                                                       2006      1.238          1.337         8,366,738
                                                       2005      1.088          1.238         6,930,184
                                                       2004      1.000          1.088           326,545

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.098          1.056         5,628,934
                                                       2010      1.006          1.098         6,023,164
                                                       2009      0.782          1.006         6,546,820
                                                       2008      1.285          0.782         7,121,717
                                                       2007      1.248          1.285         7,674,099
                                                       2006      1.106          1.248         7,687,562
                                                       2005      1.067          1.106         6,619,910
                                                       2004      1.000          1.067           438,687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.356          1.340                --
                                                       2005      1.171          1.356         1,176,891
                                                       2004      1.000          1.171            72,539

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.354          1.760                --
                                                       2005      1.290          1.354         1,488,230
                                                       2004      1.000          1.290           252,024

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.254          1.199                --
                                                       2007      1.195          1.254           285,423
                                                       2006      1.047          1.195           282,970
                                                       2005      1.024          1.047           269,573
                                                       2004      1.000          1.024            11,289

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.006          0.948                --
                                                       2007      1.154          1.006         1,549,790
                                                       2006      1.136          1.154         1,471,395
                                                       2005      1.095          1.136         1,012,264
                                                       2004      1.000          1.095           103,653

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.208          1.311                --
                                                       2005      1.119          1.208           901,142
                                                       2004      1.000          1.119            27,184

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.209          1.346                --
                                                       2005      1.121          1.209           917,926
                                                       2004      1.000          1.121            31,903

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.357          1.293         2,680,741
                                                       2010      1.185          1.357         2,894,124
                                                       2009      0.893          1.185         3,195,329
                                                       2008      1.590          0.893         3,310,029
                                                       2007      1.384          1.590         3,428,176
                                                       2006      1.267          1.384         3,362,207
                                                       2005      1.109          1.267         2,591,826
                                                       2004      1.000          1.109           178,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.269          1.209             4,757
                                                       2010      1.098          1.269             4,944
                                                       2009      0.825          1.098             5,487
                                                       2008      1.436          0.825             6,152
                                                       2007      1.373          1.436            12,484
                                                       2006      1.232          1.373            12,409
                                                       2005      1.042          1.232            12,878
                                                       2004      1.000          1.042             6,188

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      1.804          1.576         2,825,541
                                                       2010      1.433          1.804         2,961,443
                                                       2009      1.046          1.433         3,394,164
                                                       2008      1.768          1.046         3,738,049
                                                       2007      1.565          1.768         4,025,869
                                                       2006      1.421          1.565         4,371,181
                                                       2005      1.229          1.421         3,449,474
                                                       2004      1.000          1.229           269,552

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.194          1.384                --
                                                       2005      1.102          1.194         1,431,952
                                                       2004      1.000          1.102            25,433

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.498          2.269                --
                                                       2007      1.980          2.498         1,308,808
                                                       2006      1.578          1.980         1,256,355
                                                       2005      1.264          1.578         1,089,482
                                                       2004      1.000          1.264            34,135

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.401          1.227         1,699,662
                                                       2010      1.319          1.401         1,961,001
                                                       2009      0.982          1.319         2,165,533
                                                       2008      1.682          0.982         2,140,193
                                                       2007      1.487          1.682         2,156,235
                                                       2006      1.250          1.487         2,017,281
                                                       2005      1.158          1.250         1,677,141
                                                       2004      1.000          1.158            45,551

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.196          1.427                --
                                                       2005      1.121          1.196         1,763,327
                                                       2004      1.000          1.121           118,493

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.070          1.092                --
                                                       2005      1.078          1.070         1,679,828
                                                       2004      1.007          1.078           174,953

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.129          1.164                --
                                                       2005      1.070          1.129                --
                                                       2004      1.000          1.070                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.217          1.232                --
                                                       2009      0.989          1.217                --
                                                       2008      1.422          0.989                --
                                                       2007      1.193          1.422                --
                                                       2006      1.145          1.193                --
                                                       2005      1.040          1.145                --
                                                       2004      1.000          1.040                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.492          1.595                --
                                                       2010      1.224          1.492           126,074
                                                       2009      0.797          1.224           133,304
                                                       2008      1.451          0.797           180,214
                                                       2007      1.217          1.451           164,752
                                                       2006      1.152          1.217            78,955
                                                       2005      1.054          1.152            86,738
                                                       2004      1.000          1.054            10,943

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.394          1.311                --
                                                       2007      1.301          1.394                --
                                                       2006      1.126          1.301                --
                                                       2005      1.089          1.126                --
                                                       2004      1.000          1.089                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.149          1.284                --
                                                       2005      1.128          1.149           665,019
                                                       2004      1.000          1.128            51,497

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.149          1.153           914,684
                                                       2010      0.938          1.149         1,080,768
                                                       2009      0.711          0.938         1,176,257
                                                       2008      1.218          0.711         1,353,443
                                                       2007      1.267          1.218         1,377,455

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.166          1.172            79,489
                                                       2010      1.057          1.166            81,169
                                                       2009      0.884          1.057            80,730
                                                       2008      1.276          0.884            82,844
                                                       2007      1.236          1.276            92,312

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.114          1.024           337,799
                                                       2010      0.975          1.114           362,923
                                                       2009      0.769          0.975           382,158
                                                       2008      1.238          0.769           417,825
                                                       2007      1.297          1.238           465,377

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.993          0.967           252,365
                                                       2010      0.923          0.993           264,814
                                                       2009      0.662          0.923           266,162
                                                       2008      1.077          0.662           268,783
                                                       2007      1.079          1.077           267,544

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.098          1.129           441,080
                                                       2010      1.024          1.098           463,572
                                                       2009      0.839          1.024           470,253
                                                       2008      1.331          0.839           468,753
                                                       2007      1.308          1.331           549,385
                                                       2006      1.129          1.308           531,050
                                                       2005      1.081          1.129           252,372
                                                       2004      1.000          1.081            37,417

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.424          1.415           536,498
                                                       2010      1.161          1.424           557,714
                                                       2009      0.830          1.161           659,811
                                                       2008      1.429          0.830           686,747
                                                       2007      1.326          1.429           675,600
                                                       2006      1.200          1.326           698,488
                                                       2005      1.168          1.200           648,799
                                                       2004      1.000          1.168           119,827

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.777          0.755                --
                                                       2008      1.269          0.777         1,662,680
                                                       2007      1.234          1.269         1,701,241
                                                       2006      1.094          1.234         1,787,149
                                                       2005      1.072          1.094         1,778,795
                                                       2004      1.000          1.072           310,379

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.224          1.199            81,916
                                                       2010      1.114          1.224            97,012
                                                       2009      0.925          1.114           105,126
                                                       2008      1.263          0.925            95,379
                                                       2007      1.162          1.263           102,530
                                                       2006      1.102          1.162           101,380
                                                       2005      1.077          1.102            68,550
                                                       2004      1.000          1.077            11,365

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.965          0.952                --
                                                       2010      0.902          0.965           462,714
                                                       2009      0.784          0.902           473,513
                                                       2008      1.015          0.784           471,941
                                                       2007      1.022          1.015           559,477
                                                       2006      1.002          1.022           629,039
                                                       2005      0.999          1.002           584,191
                                                       2004      1.000          0.999            55,228

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.249          1.309                --
                                                       2006      1.079          1.249           609,853
                                                       2005      1.059          1.079           552,573
                                                       2004      1.000          1.059            81,667

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.045          1.087                --
                                                       2006      1.023          1.045           334,491
                                                       2005      0.992          1.023           302,703
                                                       2004      1.000          0.992            97,956

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.237          1.279                --
                                                       2006      1.137          1.237         1,696,269
                                                       2005      1.056          1.137         1,652,019
                                                       2004      1.000          1.056           158,847

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.193          1.244                --
                                                       2006      1.083          1.193           134,641
                                                       2005      1.067          1.083           127,168
                                                       2004      1.000          1.067            34,220

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.280          1.328                --
                                                       2006      1.114          1.280         2,895,639
                                                       2005      1.101          1.114         2,465,777
                                                       2004      1.000          1.101            59,185

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.355          1.492                --
                                                       2006      1.233          1.355         1,638,645
                                                       2005      1.162          1.233         1,646,916
                                                       2004      1.000          1.162            31,511

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092           457,636
                                                       2004      1.000          1.073            82,439

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.328          1.278                --
                                                       2007      1.278          1.328           398,377
                                                       2006      1.346          1.278           374,224

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.437          1.444         1,480,432
                                                       2010      1.262          1.437         1,566,878
                                                       2009      0.874          1.262         1,794,506
                                                       2008      1.175          0.874         2,008,039
                                                       2007      1.168          1.175         2,578,175
                                                       2006      1.111          1.168           597,716

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.449                --
                                                       2006      1.310          1.384           921,759

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.142          1.121           717,999
                                                       2010      1.035          1.142           850,588
                                                       2009      0.886          1.035           797,284
                                                       2008      1.443          0.886           788,207
                                                       2007      1.436          1.443           930,515

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.877          0.814         1,429,434
                                                       2010      0.770          0.877         1,798,332
                                                       2009      0.581          0.770         2,034,861
                                                       2008      1.015          0.581         2,226,372
                                                       2007      1.216          1.015         2,315,406
                                                       2006      1.003          1.216         2,602,053

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.416          1.247            40,574
                                                       2010      1.209          1.416            32,072
                                                       2009      0.956          1.209            28,271
                                                       2008      1.305          0.956            20,778
                                                       2007      1.345          1.305            21,288
                                                       2006      1.266          1.345            30,034

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.523          1.283           521,034
                                                       2010      1.332          1.523           556,598
                                                       2009      0.875          1.332           513,486
                                                       2008      1.506          0.875           649,249
                                                       2007      1.551          1.506           655,318
                                                       2006      1.411          1.551           658,036

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.342          1.304            55,365
                                                       2010      1.083          1.342            58,071
                                                       2009      0.824          1.083            71,097
                                                       2008      1.370          0.824            75,328
                                                       2007      1.255          1.370            77,035
                                                       2006      1.269          1.255            22,821

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.503          1.365           820,932
                                                       2010      1.399          1.503           980,337
                                                       2009      0.997          1.399         1,028,462
                                                       2008      1.751          0.997         1,170,190
                                                       2007      1.370          1.751         1,153,308
                                                       2006      1.340          1.370         1,349,965

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.305          1.213           290,789
                                                       2010      1.080          1.305           298,228
                                                       2009      0.804          1.080           316,927
                                                       2008      1.276          0.804           330,311

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.084          1.006           411,374
                                                       2010      0.901          1.084           344,056
                                                       2009      0.672          0.901           471,353
                                                       2008      1.112          0.672           476,038
                                                       2007      1.259          1.112           158,062

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.893                --
                                                       2008      1.235          0.905           819,159
                                                       2007      1.186          1.235           808,668
                                                       2006      1.125          1.186           553,746

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.423          1.461           460,150
                                                       2010      1.283          1.423           696,118
                                                       2009      0.955          1.283           374,879
                                                       2008      1.195          0.955           445,126
                                                       2007      1.142          1.195           448,164
                                                       2006      1.093          1.142           389,792

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.963          0.909         1,327,691
                                                       2010      0.783          0.963         1,550,510
                                                       2009      0.632          0.783         1,846,360
                                                       2008      1.053          0.632         1,974,778
                                                       2007      1.069          1.053         2,083,924
                                                       2006      0.964          1.069            37,558

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.726          0.689                --
                                                       2008      1.292          0.726           460,310
                                                       2007      1.178          1.292           442,177
                                                       2006      1.197          1.178           427,187

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.983          0.838           326,120

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.081          1.657           962,996
                                                       2010      1.718          2.081           989,469
                                                       2009      1.038          1.718         1,094,839
                                                       2008      2.272          1.038         1,297,575

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.428          1.249           742,717
                                                       2010      1.308          1.428           806,057
                                                       2009      1.015          1.308           899,599
                                                       2008      1.798          1.015           818,702
                                                       2007      1.717          1.798            63,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.279          1.397         1,758,700
                                                       2010      1.209          1.279         1,877,063
                                                       2009      1.042          1.209         1,605,253
                                                       2008      1.139          1.042         1,601,290
                                                       2007      1.079          1.139         1,975,883

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.423          1.438         5,532,907
                                                       2010      1.343          1.423         4,464,553
                                                       2009      1.209          1.343         4,804,848

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.208          1.130           169,526
                                                       2010      1.061          1.208           170,942
                                                       2009      0.874          1.061           161,052
                                                       2008      1.328          0.874           196,929
                                                       2007      1.291          1.328           205,133
                                                       2006      1.205          1.291           203,966

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.273                --
                                                       2006      1.101          1.155           141,109

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.531          1.555         2,129,139
                                                       2010      1.393          1.531         2,196,655
                                                       2009      1.068          1.393         2,292,609
                                                       2008      1.222          1.068         2,537,774
                                                       2007      1.170          1.222         2,870,206
                                                       2006      1.133          1.170         3,032,011

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.588          1.280           142,220

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.909          0.855         4,560,706
                                                       2010      0.793          0.909         5,475,523
                                                       2009      0.683          0.793         5,861,192
                                                       2008      1.094          0.683         6,465,586
                                                       2007      1.074          1.094         7,175,494
                                                       2006      1.001          1.074         4,279,681

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.975          0.869         3,033,054
                                                       2010      0.830          0.975         3,383,972
                                                       2009      0.670          0.830         3,792,988
                                                       2008      0.974          0.670         4,024,446
                                                       2007      1.026          0.974         5,073,874
                                                       2006      1.003          1.026         2,539,054

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.108          1.070         1,503,272
                                                       2010      0.985          1.108         1,625,658
                                                       2009      0.792          0.985         1,826,382

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.155          1.096           340,343
                                                       2010      1.023          1.155           369,295
                                                       2009      0.700          1.023           394,854
                                                       2008      1.317          0.700           440,572
                                                       2007      1.116          1.317           400,200
                                                       2006      1.147          1.116           472,077

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.182          1.234         1,061,286
                                                       2010      1.114          1.182         1,527,419
                                                       2009      1.039          1.114         1,270,284
                                                       2008      1.098          1.039         1,310,534
                                                       2007      1.054          1.098         1,803,466
                                                       2006      1.018          1.054         1,254,251

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.127          1.146           634,175
                                                       2010      1.049          1.127           642,945
                                                       2009      0.907          1.049           721,694

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.010          0.901         1,420,527
                                                       2010      0.860          1.010         1,576,099
                                                       2009      0.685          0.860         1,835,589

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.031          1.010         4,936,230
                                                       2010      1.052          1.031         4,377,837
                                                       2009      1.069          1.052         6,208,533
                                                       2008      1.061          1.069         6,064,712
                                                       2007      1.031          1.061         4,327,560
                                                       2006      1.011          1.031         3,617,525

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.043          0.980           244,884
                                                       2010      0.950          1.043           311,773
                                                       2009      0.735          0.950           320,611
                                                       2008      1.194          0.735           307,581

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.640          0.667                --
                                                       2008      1.184          0.640         1,494,816
                                                       2007      1.163          1.184         1,531,523
                                                       2006      1.151          1.163         1,588,244

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.988          0.907           775,303
                                                       2010      0.881          0.988           835,687
                                                       2009      0.739          0.881         1,070,794
                                                       2008      1.236          0.739         1,065,755
                                                       2007      1.212          1.236         1,175,885
                                                       2006      1.185          1.212         1,127,351

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.911          0.986                --
                                                       2010      0.804          0.911           380,662
                                                       2009      0.624          0.804           397,181
                                                       2008      1.069          0.624           399,913
                                                       2007      1.057          1.069           519,603
                                                       2006      1.002          1.057           706,237

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.148          1.161         1,982,968
                                                       2010      1.065          1.148         1,996,981
                                                       2009      0.902          1.065         2,031,931
                                                       2008      1.075          0.902         1,776,602
                                                       2007      1.040          1.075         1,619,797
                                                       2006      1.001          1.040         1,629,306

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.092          1.081         1,195,959
                                                       2010      1.000          1.092         1,142,078
                                                       2009      0.825          1.000         1,151,609
                                                       2008      1.074          0.825         1,248,009
                                                       2007      1.046          1.074         1,473,563
                                                       2006      1.002          1.046         1,126,245

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.033          0.998         3,947,315
                                                       2010      0.931          1.033         4,201,961
                                                       2009      0.751          0.931         4,112,266
                                                       2008      1.075          0.751         4,268,478
                                                       2007      1.051          1.075         4,727,370
                                                       2006      1.002          1.051         4,608,518

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.971          0.915         1,121,466
                                                       2010      0.864          0.971         1,344,374
                                                       2009      0.683          0.864         1,783,150
                                                       2008      1.074          0.683         1,984,349
                                                       2007      1.056          1.074         3,042,363
                                                       2006      1.002          1.056         2,661,428

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.991          0.987         1,594,495
                                                       2010      0.884          0.991         2,213,548
                                                       2009      0.721          0.884         2,295,293

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.179          1.181         3,418,569
                                                       2010      1.095          1.179         3,806,803
                                                       2009      0.945          1.095         4,242,539
                                                       2008      1.241          0.945         4,744,697
                                                       2007      1.216          1.241         5,727,520
                                                       2006      1.141          1.216         5,376,250

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.260          1.245         1,305,390
                                                       2010      1.154          1.260         1,532,617
                                                       2009      0.975          1.154         1,651,085
                                                       2008      1.475          0.975         1,891,735
                                                       2007      1.399          1.475         2,090,425
                                                       2006      1.270          1.399         1,760,576

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.988          0.887         2,402,003
                                                       2010      0.870          0.988         2,643,380
                                                       2009      0.635          0.870         2,880,492
                                                       2008      1.091          0.635         3,261,405
                                                       2007      1.048          1.091         3,475,687
                                                       2006      0.996          1.048         3,543,586

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.038          1.003            89,453
                                                       2010      0.907          1.038            93,124
                                                       2009      0.647          0.907           107,698
                                                       2008      1.139          0.647            88,269
                                                       2007      1.066          1.139           101,732
                                                       2006      0.998          1.066            26,363

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.233          1.225         1,221,513
                                                       2010      0.934          1.233         1,273,867
                                                       2009      0.688          0.934         1,433,813
                                                       2008      1.050          0.688         1,522,492

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.199                --
                                                       2006      1.092          1.157         1,967,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.160          1.201         1,201,902
                                                       2010      1.117          1.160         1,236,617
                                                       2009      1.092          1.117         1,329,086
                                                       2008      1.117          1.092         1,362,887
                                                       2007      1.091          1.117         1,626,772
                                                       2006      1.057          1.091         1,694,959

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004         1,698,242
                                                       2004      1.000          0.996           106,869

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.103          1.164                --
                                                       2005      1.064          1.103         1,603,777
                                                       2004      1.000          1.064           437,585

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075                --
                                                       2006      1.069          1.055         1,899,386
                                                       2005      1.069          1.069         1,591,187
                                                       2004      1.000          1.069           192,626

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.168          1.205                --
                                                       2008      1.138          1.168         4,181,671
                                                       2007      1.068          1.138         5,335,536
                                                       2006      1.050          1.068         5,477,660
                                                       2005      1.046          1.050         4,662,090
                                                       2004      1.000          1.046           670,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.597          1.726                --
                                                       2006      1.276          1.597                --
                                                       2005      1.161          1.276                --
                                                       2004      1.000          1.161                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.440          1.536                --
                                                       2006      1.253          1.440         2,066,452
                                                       2005      1.195          1.253         1,902,274
                                                       2004      1.000          1.195           111,744

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.125          1.197                --
                                                       2005      1.056          1.125           409,708
                                                       2004      1.000          1.056            42,426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.027          1.093                --
                                                       2005      1.044          1.027           209,373
                                                       2004      1.000          1.044             8,712

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.234          1.346                --
                                                       2005      1.121          1.234           279,051
                                                       2004      1.000          1.121            63,337

  Travelers Equity Income Subaccount (5/03)..........  2006      1.130          1.185                --
                                                       2005      1.104          1.130         1,007,488
                                                       2004      1.000          1.104           109,314

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.085          1.111                --
                                                       2005      1.080          1.085           598,612
                                                       2004      1.000          1.080            68,480

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.153                --
                                                       2005      1.081          1.116             3,957
                                                       2004      1.000          1.081                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.118          1.151                --
                                                       2005      1.050          1.118         1,418,767
                                                       2004      1.000          1.050           128,216

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165                --
                                                       2005      1.000          1.097           489,349

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           955,740

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064         3,453,005

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074         1,815,494

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063                --
                                                       2005      1.000          1.044           312,401

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.236          1.310                --
                                                       2005      1.126          1.236           735,211
                                                       2004      1.000          1.126            10,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.147                --
                                                       2005      1.075          1.086           488,365
                                                       2004      1.000          1.075           125,343

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.107          1.141                --
                                                       2005      1.097          1.107         4,467,136
                                                       2004      1.000          1.097           170,830

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.177          1.270                --
                                                       2005      1.128          1.177         1,369,480
                                                       2004      1.000          1.128           140,941

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.231          1.411                --
                                                       2005      1.147          1.231           329,605
                                                       2004      1.000          1.147            56,547

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.137          1.205                --
                                                       2005      1.095          1.137           230,822
                                                       2004      1.000          1.095                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.101                --
                                                       2005      1.000          1.047           110,831

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.123          1.133                --
                                                       2005      1.106          1.123         2,170,620
                                                       2004      1.000          1.106            35,566

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.018                --
                                                       2005      1.033          1.029         1,124,066
                                                       2004      1.000          1.033           439,326

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.145                --
                                                       2005      1.100          1.099           119,498
                                                       2004      1.000          1.100             4,346

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269                --
                                                       2005      1.000          1.104            18,713

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105             6,935

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.098          1.057                --
                                                       2005      1.074          1.098         1,533,044
                                                       2004      1.000          1.074           100,757

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.791          0.766                --
                                                       2008      1.257          0.791         2,287,184
                                                       2007      1.314          1.257         2,515,110
                                                       2006      1.156          1.314         2,548,452
                                                       2005      1.133          1.156         2,545,186
                                                       2004      1.000          1.133           100,005

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.706          0.722                --
                                                       2008      1.266          0.706                --
                                                       2007      1.149          1.266                --
                                                       2006      1.098          1.149                --
                                                       2005      1.039          1.098                --
                                                       2004      1.000          1.039                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.363          1.326                --
                                                       2005      1.212          1.363           343,834
                                                       2004      1.142          1.212           349,162
                                                       2003      1.000          1.142            58,742

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.992          1.777         1,532,422
                                                       2010      1.820          1.992         1,963,986
                                                       2009      1.306          1.820         2,113,567
                                                       2008      2.165          1.306         2,246,236
                                                       2007      1.925          2.165         2,321,629
                                                       2006      1.633          1.925         2,424,248
                                                       2005      1.461          1.633         2,421,457
                                                       2004      1.315          1.461         1,719,677
                                                       2003      1.000          1.315            98,325

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.625          1.523         5,758,110
                                                       2010      1.398          1.625         6,547,034
                                                       2009      1.024          1.398         7,093,555
                                                       2008      1.867          1.024         7,718,571
                                                       2007      1.697          1.867         8,017,365
                                                       2006      1.573          1.697         8,919,985
                                                       2005      1.382          1.573         8,936,004
                                                       2004      1.255          1.382         5,386,219
                                                       2003      1.000          1.255           498,941

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.389          1.335         5,965,387
                                                       2010      1.273          1.389         7,236,668
                                                       2009      0.990          1.273         7,607,627
                                                       2008      1.627          0.990         8,468,501
                                                       2007      1.582          1.627         9,041,374
                                                       2006      1.403          1.582         9,635,934
                                                       2005      1.353          1.403         9,693,323
                                                       2004      1.252          1.353         5,165,721
                                                       2003      1.000          1.252           561,577

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.642          1.622                --
                                                       2005      1.419          1.642           741,870
                                                       2004      1.212          1.419           307,989
                                                       2003      1.000          1.212            80,503

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.701          2.209                --
                                                       2005      1.621          1.701         2,087,208
                                                       2004      1.260          1.621         1,052,167
                                                       2003      1.000          1.260           120,095

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.468          1.403                --
                                                       2007      1.400          1.468           310,671
                                                       2006      1.227          1.400           339,545
                                                       2005      1.201          1.227           322,564
                                                       2004      1.167          1.201           279,194
                                                       2003      1.000          1.167            73,771

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.279          1.206                --
                                                       2007      1.469          1.279         1,710,107
                                                       2006      1.446          1.469         1,890,021
                                                       2005      1.395          1.446         2,001,004
                                                       2004      1.280          1.395         1,244,600
                                                       2003      1.000          1.280           166,225

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.301          1.412                --
                                                       2005      1.206          1.301         2,614,343
                                                       2004      1.078          1.206         1,355,470
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.298          1.445                --
                                                       2005      1.204          1.298         1,534,424
                                                       2004      1.071          1.204           752,043
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.700          1.618         2,381,921
                                                       2010      1.485          1.700         2,582,351
                                                       2009      1.119          1.485         2,732,046
                                                       2008      1.994          1.119         3,075,786
                                                       2007      1.736          1.994         3,515,653
                                                       2006      1.591          1.736         3,315,493
                                                       2005      1.393          1.591         3,246,857
                                                       2004      1.235          1.393         1,658,416
                                                       2003      1.000          1.235           322,504

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.422          1.354           114,920
                                                       2010      1.231          1.422           123,556
                                                       2009      0.926          1.231           126,613
                                                       2008      1.612          0.926           134,916
                                                       2007      1.543          1.612           161,283
                                                       2006      1.384          1.543           195,010
                                                       2005      1.171          1.384           180,171
                                                       2004      1.181          1.171           128,822
                                                       2003      1.000          1.181            36,855

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.512          2.193         1,810,500
                                                       2010      1.995          2.512         2,333,813
                                                       2009      1.458          1.995         2,559,728
                                                       2008      2.465          1.458         2,866,645
                                                       2007      2.183          2.465         3,059,518
                                                       2006      1.983          2.183         3,019,813
                                                       2005      1.716          1.983         3,083,672
                                                       2004      1.406          1.716         1,606,538
                                                       2003      1.000          1.406           117,973

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.436          1.665                --
                                                       2005      1.327          1.436         1,605,512
                                                       2004      1.203          1.327         1,107,519
                                                       2003      1.000          1.203           214,291

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.552          3.227                --
                                                       2007      2.817          3.552         1,164,679
                                                       2006      2.246          2.817         1,177,668
                                                       2005      1.800          2.246         1,082,179
                                                       2004      1.474          1.800           662,560
                                                       2003      1.000          1.474            21,549

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.867          1.633         1,773,593
                                                       2010      1.758          1.867         1,936,899
                                                       2009      1.310          1.758         2,042,661
                                                       2008      2.244          1.310         2,369,655
                                                       2007      1.985          2.244         2,543,699
                                                       2006      1.669          1.985         2,903,825
                                                       2005      1.547          1.669         2,796,139
                                                       2004      1.333          1.547         1,576,308
                                                       2003      1.104          1.333           160,582

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.602          1.911                --
                                                       2005      1.503          1.602         2,824,330
                                                       2004      1.323          1.503         1,519,416
                                                       2003      1.000          1.323           131,611

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.051          1.073                --
                                                       2005      1.059          1.051           807,731
                                                       2004      0.990          1.059           182,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.257                --
                                                       2005      1.156          1.219           183,354
                                                       2004      1.090          1.156           172,027
                                                       2003      1.000          1.090            61,401

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.550          1.569                --
                                                       2009      1.260          1.550           157,600
                                                       2008      1.813          1.260           164,954
                                                       2007      1.521          1.813           179,838
                                                       2006      1.461          1.521           221,719
                                                       2005      1.328          1.461           225,844
                                                       2004      1.188          1.328           253,919
                                                       2003      1.000          1.188            63,985

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.919          2.051                --
                                                       2010      1.576          1.919           544,186
                                                       2009      1.026          1.576           592,901
                                                       2008      1.869          1.026           596,411
                                                       2007      1.569          1.869           601,276
                                                       2006      1.486          1.569           233,502
                                                       2005      1.360          1.486           223,695
                                                       2004      1.381          1.360           193,118
                                                       2003      1.000          1.381            47,837

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.635          1.538                --
                                                       2007      1.527          1.635           170,072
                                                       2006      1.322          1.527           169,546
                                                       2005      1.279          1.322           184,033
                                                       2004      1.249          1.279           199,306
                                                       2003      1.000          1.249           107,536

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           958,501
                                                       2004      1.330          1.496           590,570
                                                       2003      1.000          1.330            79,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.470          1.475           468,281
                                                       2010      1.201          1.470           543,132
                                                       2009      0.911          1.201           717,738
                                                       2008      1.562          0.911           810,739
                                                       2007      1.625          1.562         1,175,628

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.416          1.422           244,160
                                                       2010      1.284          1.416           335,548
                                                       2009      1.074          1.284           398,461
                                                       2008      1.551          1.074           427,872
                                                       2007      1.503          1.551           467,471

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.453          1.334           693,937
                                                       2010      1.272          1.453           711,759
                                                       2009      1.004          1.272           812,464
                                                       2008      1.617          1.004           902,809
                                                       2007      1.694          1.617           998,239

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.280          1.245           258,960
                                                       2010      1.190          1.280           306,573
                                                       2009      0.854          1.190           325,132
                                                       2008      1.390          0.854           371,103
                                                       2007      1.393          1.390           449,572

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.389          1.428           100,814
                                                       2010      1.296          1.389           124,583
                                                       2009      1.063          1.296           159,638
                                                       2008      1.686          1.063           180,595
                                                       2007      1.657          1.686           296,043
                                                       2006      1.431          1.657           305,865
                                                       2005      1.372          1.431           334,372
                                                       2004      1.269          1.372           301,312
                                                       2003      1.000          1.269            55,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.952          1.938           415,904
                                                       2010      1.593          1.952           492,685
                                                       2009      1.139          1.593           580,193
                                                       2008      1.962          1.139           680,976
                                                       2007      1.822          1.962           972,287
                                                       2006      1.650          1.822         1,083,714
                                                       2005      1.606          1.650         1,091,263
                                                       2004      1.425          1.606           764,608
                                                       2003      1.000          1.425            92,033

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.943          0.917                --
                                                       2008      1.541          0.943         1,605,616
                                                       2007      1.500          1.541         2,056,807
                                                       2006      1.331          1.500         2,279,284
                                                       2005      1.304          1.331         2,386,302
                                                       2004      1.208          1.304         2,052,173
                                                       2003      1.000          1.208           309,180

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.180          1.156           120,337
                                                       2010      1.075          1.180           126,347
                                                       2009      0.894          1.075           118,647
                                                       2008      1.220          0.894           160,007
                                                       2007      1.124          1.220            60,495
                                                       2006      1.065          1.124            61,603
                                                       2005      1.042          1.065            69,952
                                                       2004      0.945          1.042            11,831

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.951          0.938                --
                                                       2010      0.889          0.951           363,075
                                                       2009      0.773          0.889           438,436
                                                       2008      1.002          0.773           502,575
                                                       2007      1.010          1.002           606,203
                                                       2006      0.990          1.010           841,411
                                                       2005      0.988          0.990           910,340
                                                       2004      0.997          0.988           675,999
                                                       2003      1.000          0.997           234,838

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.632          1.710                --
                                                       2006      1.411          1.632         1,037,127
                                                       2005      1.385          1.411         1,072,017
                                                       2004      1.306          1.385           837,152
                                                       2003      1.000          1.306           131,911

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.349          1.403                --
                                                       2006      1.322          1.349           524,198
                                                       2005      1.283          1.322           554,845
                                                       2004      1.303          1.283           498,159
                                                       2003      1.000          1.303           111,400

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.587          1.640                --
                                                       2006      1.459          1.587         1,326,883
                                                       2005      1.356          1.459         1,399,865
                                                       2004      1.269          1.356           877,342
                                                       2003      1.000          1.269            55,984

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.451          1.513                --
                                                       2006      1.319          1.451           492,473
                                                       2005      1.299          1.319           501,683
                                                       2004      1.224          1.299           472,835
                                                       2003      1.000          1.224           145,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.587          1.646                --
                                                       2006      1.381          1.587         3,589,692
                                                       2005      1.366          1.381         3,531,171
                                                       2004      1.239          1.366         1,425,542
                                                       2003      1.000          1.239           156,220

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774         2,283,458
                                                       2005      1.523          1.614         2,309,497
                                                       2004      1.254          1.523         1,163,033
                                                       2003      1.000          1.254           114,315

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.075          1.108                --
                                                       2005      1.057          1.075         1,804,168
                                                       2004      0.981          1.057           543,062

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.747          1.681                --
                                                       2007      1.682          1.747           636,284
                                                       2006      1.773          1.682           647,573

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.584          1.591         1,108,760
                                                       2010      1.391          1.584         1,213,818
                                                       2009      0.964          1.391         1,134,600
                                                       2008      1.298          0.964         1,360,095
                                                       2007      1.290          1.298         1,529,085
                                                       2006      1.228          1.290           902,734

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.612          1.688                --
                                                       2006      1.527          1.612         1,455,583

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.327          1.303           690,825
                                                       2010      1.204          1.327           775,742
                                                       2009      1.032          1.204           831,630
                                                       2008      1.680          1.032         1,177,251
                                                       2007      1.674          1.680         1,244,354

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.875          0.811         2,228,954
                                                       2010      0.768          0.875         2,457,919
                                                       2009      0.581          0.768         2,734,713
                                                       2008      1.014          0.581         2,770,893
                                                       2007      1.216          1.014         3,082,707
                                                       2006      1.003          1.216         3,740,248

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.412          1.243            79,320
                                                       2010      1.206          1.412           106,479
                                                       2009      0.954          1.206           104,100
                                                       2008      1.303          0.954           111,049
                                                       2007      1.344          1.303           135,135
                                                       2006      1.265          1.344            99,304

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.893          1.594           514,967
                                                       2010      1.657          1.893           528,113
                                                       2009      1.088          1.657           564,812
                                                       2008      1.875          1.088           791,738
                                                       2007      1.931          1.875           898,221
                                                       2006      1.759          1.931           852,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.339          1.300            64,251
                                                       2010      1.081          1.339            63,746
                                                       2009      0.823          1.081            84,027
                                                       2008      1.368          0.823            81,793
                                                       2007      1.254          1.368            56,259
                                                       2006      1.268          1.254            20,528

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.816          1.648           659,080
                                                       2010      1.691          1.816           774,713
                                                       2009      1.205          1.691           684,204
                                                       2008      2.117          1.205           760,251
                                                       2007      1.658          2.117           686,480
                                                       2006      1.622          1.658           769,123

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.714          1.592           355,317
                                                       2010      1.420          1.714           448,517
                                                       2009      1.057          1.420           489,974
                                                       2008      1.678          1.057           501,327

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.081          1.003         3,074,157
                                                       2010      0.899          1.081         2,967,256
                                                       2009      0.671          0.899         2,853,449
                                                       2008      1.111          0.671         3,150,125
                                                       2007      1.258          1.111            39,850

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.889          0.878                --
                                                       2008      1.215          0.889         1,248,695
                                                       2007      1.167          1.215         1,430,548
                                                       2006      1.108          1.167         1,447,475

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.607          1.650           832,055
                                                       2010      1.450          1.607           878,473
                                                       2009      1.080          1.450           908,592
                                                       2008      1.352          1.080         1,059,184
                                                       2007      1.292          1.352         1,032,931
                                                       2006      1.237          1.292         1,285,776

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.961          0.906         2,424,307
                                                       2010      0.782          0.961         2,625,321
                                                       2009      0.631          0.782         3,187,300
                                                       2008      1.052          0.631         3,583,036
                                                       2007      1.068          1.052         3,588,846
                                                       2006      0.964          1.068             4,548

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.874          0.829                --
                                                       2008      1.556          0.874           253,977
                                                       2007      1.420          1.556           361,931
                                                       2006      1.442          1.420           396,527

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.980          0.836           883,065

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.955          2.353           612,691
                                                       2010      2.441          2.955           858,693
                                                       2009      1.475          2.441           962,584
                                                       2008      3.231          1.475         1,080,107

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.798          1.572         1,846,593
                                                       2010      1.649          1.798         2,295,120
                                                       2009      1.280          1.649         2,528,677
                                                       2008      2.268          1.280         3,009,570
                                                       2007      2.166          2.268           353,484

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.326          1.448         2,432,598
                                                       2010      1.254          1.326         2,298,571
                                                       2009      1.082          1.254         2,049,303
                                                       2008      1.183          1.082         2,291,751
                                                       2007      1.121          1.183         2,044,905

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.406          1.421         6,642,169
                                                       2010      1.328          1.406         5,467,350
                                                       2009      1.195          1.328         5,132,705

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.421          1.328           105,861
                                                       2010      1.249          1.421           125,257
                                                       2009      1.029          1.249           152,179
                                                       2008      1.565          1.029           175,789
                                                       2007      1.522          1.565           190,834
                                                       2006      1.420          1.522           196,379

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.272                --
                                                       2006      1.100          1.154            36,564

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.494          1.516         1,791,204
                                                       2010      1.360          1.494         1,881,342
                                                       2009      1.043          1.360         1,866,228
                                                       2008      1.194          1.043         1,740,511
                                                       2007      1.143          1.194         1,915,583
                                                       2006      1.107          1.143         2,260,023

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.043          1.645           543,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.906          0.852         5,485,937
                                                       2010      0.791          0.906         6,124,371
                                                       2009      0.682          0.791         6,409,257
                                                       2008      1.093          0.682         7,175,990
                                                       2007      1.074          1.093         8,122,047
                                                       2006      1.001          1.074         3,304,742

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.973          0.867         3,112,104
                                                       2010      0.828          0.973         3,525,183
                                                       2009      0.669          0.828         4,044,024
                                                       2008      0.974          0.669         5,169,643
                                                       2007      1.025          0.974         5,831,154
                                                       2006      1.003          1.025         3,672,398

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.409          1.360         1,386,146
                                                       2010      1.253          1.409         1,456,739
                                                       2009      1.007          1.253         1,691,345

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.528          1.450           550,229
                                                       2010      1.355          1.528           593,003
                                                       2009      0.927          1.355           639,579
                                                       2008      1.745          0.927           735,572
                                                       2007      1.480          1.745           823,668
                                                       2006      1.522          1.480           901,647

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.167          1.218         1,313,910
                                                       2010      1.100          1.167         1,354,018
                                                       2009      1.026          1.100         1,502,400
                                                       2008      1.085          1.026         1,400,323
                                                       2007      1.043          1.085         1,694,437
                                                       2006      1.007          1.043           856,478

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.107          1.125           988,410
                                                       2010      1.031          1.107         1,034,867
                                                       2009      0.892          1.031         1,023,437

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.184          1.056           785,759
                                                       2010      1.010          1.184           813,279
                                                       2009      0.804          1.010           848,124

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.011          0.990         8,183,980
                                                       2010      1.032          1.011         7,562,774
                                                       2009      1.050          1.032         6,572,679
                                                       2008      1.042          1.050         9,643,105
                                                       2007      1.013          1.042         7,014,620
                                                       2006      0.994          1.013         3,634,823

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.219          1.145           393,605
                                                       2010      1.111          1.219           428,327
                                                       2009      0.860          1.111           358,814
                                                       2008      1.397          0.860           322,061

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.752          0.783                --
                                                       2008      1.391          0.752           624,771
                                                       2007      1.367          1.391           680,650
                                                       2006      1.353          1.367           798,415

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.181          1.084         1,144,081
                                                       2010      1.054          1.181         1,297,641
                                                       2009      0.884          1.054         1,359,262
                                                       2008      1.480          0.884         1,463,110
                                                       2007      1.453          1.480         1,751,750
                                                       2006      1.421          1.453         1,848,662

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.909          0.983                --
                                                       2010      0.802          0.909           418,229
                                                       2009      0.623          0.802           456,485
                                                       2008      1.068          0.623           275,521
                                                       2007      1.057          1.068           272,491
                                                       2006      1.002          1.057           171,061

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.145          1.158         1,682,518
                                                       2010      1.063          1.145         1,805,121
                                                       2009      0.900          1.063         1,583,269
                                                       2008      1.074          0.900           331,472
                                                       2007      1.039          1.074           102,739
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.090          1.078           693,462
                                                       2010      0.998          1.090           829,779
                                                       2009      0.824          0.998           860,291
                                                       2008      1.073          0.824           830,766
                                                       2007      1.046          1.073           480,220
                                                       2006      1.002          1.046           343,609

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.030          0.995         1,493,315
                                                       2010      0.930          1.030         1,239,983
                                                       2009      0.750          0.930         1,524,583
                                                       2008      1.074          0.750         1,261,047
                                                       2007      1.051          1.074           908,903
                                                       2006      1.002          1.051           319,669

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.968          0.913           285,069
                                                       2010      0.862          0.968           218,108
                                                       2009      0.682          0.862           226,553
                                                       2008      1.074          0.682            58,931
                                                       2007      1.056          1.074           208,019
                                                       2006      1.002          1.056           199,806

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.989          0.984         2,591,385
                                                       2010      0.882          0.989         3,124,317
                                                       2009      0.719          0.882         3,478,120

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.312          1.313         4,172,470
                                                       2010      1.219          1.312         4,556,794
                                                       2009      1.052          1.219         4,789,724
                                                       2008      1.383          1.052         5,312,043
                                                       2007      1.356          1.383         5,889,838
                                                       2006      1.273          1.356         6,557,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.233          1.218           880,464
                                                       2010      1.130          1.233           953,277
                                                       2009      0.955          1.130           931,318
                                                       2008      1.446          0.955         1,066,337
                                                       2007      1.372          1.446         1,281,576
                                                       2006      1.246          1.372         1,198,544

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.986          0.884         5,151,814
                                                       2010      0.869          0.986         5,732,407
                                                       2009      0.634          0.869         6,219,643
                                                       2008      1.090          0.634         7,061,297
                                                       2007      1.047          1.090         7,520,103
                                                       2006      0.996          1.047         8,152,506

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.035          1.000           966,079
                                                       2010      0.906          1.035         1,387,967
                                                       2009      0.647          0.906         1,445,643
                                                       2008      1.138          0.647         1,573,780
                                                       2007      1.065          1.138           533,717
                                                       2006      0.998          1.065           509,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.393          1.384         1,822,681
                                                       2010      1.056          1.393         2,374,998
                                                       2009      0.778          1.056         2,841,948
                                                       2008      1.188          0.778         2,729,993

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177                --
                                                       2006      1.073          1.136           780,163

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.123          1.162           630,517
                                                       2010      1.082          1.123           633,229
                                                       2009      1.058          1.082           537,435
                                                       2008      1.082          1.058           545,933
                                                       2007      1.058          1.082           726,358
                                                       2006      1.025          1.058           592,121

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         3,543,795
                                                       2004      0.991          0.980         2,643,226
                                                       2003      1.000          0.991           385,422

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.086          1.146                --
                                                       2005      1.049          1.086           639,076
                                                       2004      0.991          1.049            98,843

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.116                --
                                                       2006      1.112          1.096         1,916,081
                                                       2005      1.112          1.112         1,872,545
                                                       2004      1.043          1.112         1,097,395
                                                       2003      1.000          1.043           114,720

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.156          1.192                --
                                                       2008      1.126          1.156         5,225,270
                                                       2007      1.057          1.126         5,652,971
                                                       2006      1.040          1.057         6,200,665
                                                       2005      1.037          1.040         6,118,643
                                                       2004      1.009          1.037         2,965,417
                                                       2003      1.000          1.009           569,789

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.015          2.178                --
                                                       2006      1.611          2.015           139,707
                                                       2005      1.466          1.611           139,933
                                                       2004      1.289          1.466            84,431
                                                       2003      1.000          1.289            31,346

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.120          2.260                --
                                                       2006      1.846          2.120         1,399,522
                                                       2005      1.761          1.846         1,386,078
                                                       2004      1.425          1.761           694,951
                                                       2003      1.000          1.425           108,237

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.356          1.442                --
                                                       2005      1.274          1.356           396,876
                                                       2004      1.221          1.274           287,910
                                                       2003      1.000          1.221            77,447

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.163          1.237                --
                                                       2005      1.183          1.163         1,328,636
                                                       2004      1.137          1.183           932,494
                                                       2003      1.000          1.137           302,090

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.626          1.773                --
                                                       2005      1.477          1.626           623,163
                                                       2004      1.295          1.477           388,638
                                                       2003      1.000          1.295            60,421

  Travelers Equity Income Subaccount (5/03)..........  2006      1.354          1.421                --
                                                       2005      1.324          1.354         1,928,237
                                                       2004      1.230          1.324           923,266
                                                       2003      1.000          1.230           197,581

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.199          1.228                --
                                                       2005      1.194          1.199           941,389
                                                       2004      1.105          1.194           718,180
                                                       2003      1.000          1.105            66,612

  Travelers Federated Stock Subaccount (6/03)........  2006      1.392          1.439                --
                                                       2005      1.350          1.392           132,563
                                                       2004      1.247          1.350           151,090
                                                       2003      1.000          1.247            62,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.315          1.353                --
                                                       2005      1.235          1.315           749,735
                                                       2004      1.184          1.235           396,440
                                                       2003      1.000          1.184            83,869

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.164                --
                                                       2005      1.000          1.097           142,057

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064           279,777

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074           178,532

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062                --
                                                       2005      1.000          1.043           330,800

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.441          1.527                --
                                                       2005      1.313          1.441         1,501,989
                                                       2004      1.157          1.313           815,483
                                                       2003      1.000          1.157            13,986

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.440          1.522                --
                                                       2005      1.427          1.440           937,530
                                                       2004      1.277          1.427           530,700
                                                       2003      1.000          1.277           122,339

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.235          1.273                --
                                                       2005      1.225          1.235         6,276,279
                                                       2004      1.122          1.225         3,975,238
                                                       2003      1.000          1.122           617,665

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.246                --
                                                       2005      1.107          1.155         1,113,129
                                                       2004      0.961          1.107           405,745

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.533          1.759                --
                                                       2005      1.430          1.533           733,727
                                                       2004      1.262          1.430           364,931
                                                       2003      1.000          1.262             4,015

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.341          1.420                --
                                                       2005      1.292          1.341           184,763
                                                       2004      1.187          1.292            84,086
                                                       2003      1.000          1.187            23,910

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100                --
                                                       2005      1.000          1.047            17,119

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.107                --
                                                       2005      1.082          1.098         2,110,523
                                                       2004      0.970          1.082           531,486

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.018          1.007                --
                                                       2005      1.023          1.018         1,839,772
                                                       2004      1.012          1.023         1,146,092
                                                       2003      1.000          1.012           322,078

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.320          1.375                --
                                                       2005      1.321          1.320           163,666
                                                       2004      1.224          1.321           161,756
                                                       2003      1.000          1.224            29,152

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.268                --
                                                       2005      1.000          1.103             3,875

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.043          1.066           645,959
                                                       2004      0.979          1.043           201,875

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.006          0.974                --
                                                       2008      1.601          1.006         1,946,020
                                                       2007      1.674          1.601         2,089,455
                                                       2006      1.473          1.674         2,408,690
                                                       2005      1.445          1.473         2,551,418
                                                       2004      1.256          1.445         1,530,528
                                                       2003      1.000          1.256           247,290

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.815          0.834                --
                                                       2008      1.463          0.815            10,812
                                                       2007      1.329          1.463            16,196
                                                       2006      1.271          1.329            30,556
                                                       2005      1.203          1.271            30,565
                                                       2004      1.183          1.203            31,217
                                                       2003      1.000          1.183            25,844




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.984          1.769           50,120
                                                       2010      1.814          1.984           53,938
                                                       2009      1.302          1.814           54,218
                                                       2008      2.160          1.302           71,213
                                                       2007      1.922          2.160          105,741
                                                       2006      1.630          1.922           80,516
                                                       2005      1.460          1.630           67,290
                                                       2004      1.315          1.460           65,170
                                                       2003      1.000          1.315               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.619          1.517          241,206
                                                       2010      1.394          1.619          246,417
                                                       2009      1.021          1.394          248,258
                                                       2008      1.863          1.021          294,324
                                                       2007      1.694          1.863          304,898
                                                       2006      1.570          1.694          335,800
                                                       2005      1.381          1.570          460,207
                                                       2004      1.254          1.381          341,625
                                                       2003      1.000          1.254           73,712

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.383          1.329          204,013
                                                       2010      1.268          1.383          209,725
                                                       2009      0.987          1.268          210,752
                                                       2008      1.623          0.987          217,900
                                                       2007      1.579          1.623          231,541
                                                       2006      1.401          1.579          322,910
                                                       2005      1.352          1.401          346,186
                                                       2004      1.252          1.352          250,388
                                                       2003      1.000          1.252               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.640          1.620               --
                                                       2005      1.417          1.640           61,779
                                                       2004      1.212          1.417            1,512
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          179,489
                                                       2004      1.259          1.619           73,707
                                                       2003      1.000          1.259               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.465          1.399               --
                                                       2007      1.397          1.465           16,711
                                                       2006      1.225          1.397           16,732
                                                       2005      1.199          1.225           16,755
                                                       2004      1.167          1.199           16,134
                                                       2003      1.000          1.167            6,273

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.276          1.203               --
                                                       2007      1.466          1.276           18,165
                                                       2006      1.444          1.466           18,181
                                                       2005      1.394          1.444           68,387
                                                       2004      1.279          1.394           31,099
                                                       2003      1.000          1.279           10,990

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           66,640
                                                       2004      1.078          1.205               --
                                                       2003      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297           15,868
                                                       2004      1.071          1.203            1,648
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.693          1.611           27,919
                                                       2010      1.479          1.693            4,408
                                                       2009      1.116          1.479            4,580
                                                       2008      1.990          1.116           42,503
                                                       2007      1.733          1.990          109,129
                                                       2006      1.589          1.733           71,365
                                                       2005      1.392          1.589          143,776
                                                       2004      1.235          1.392           82,985
                                                       2003      1.000          1.235           65,788

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.417          1.348               --
                                                       2010      1.227          1.417               --
                                                       2009      0.923          1.227               --
                                                       2008      1.608          0.923               --
                                                       2007      1.540          1.608               --
                                                       2006      1.382          1.540               --
                                                       2005      1.170          1.382               --
                                                       2004      1.181          1.170               --
                                                       2003      1.000          1.181               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.502          2.183           33,890
                                                       2010      1.988          2.502           29,033
                                                       2009      1.454          1.988           58,125
                                                       2008      2.459          1.454           62,345
                                                       2007      2.179          2.459          119,781
                                                       2006      1.981          2.179          123,512
                                                       2005      1.715          1.981          119,742
                                                       2004      1.405          1.715           69,952
                                                       2003      1.000          1.405            5,056

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           44,188
                                                       2004      1.202          1.325           41,807
                                                       2003      1.000          1.202           33,779

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.544          3.218               --
                                                       2007      2.812          3.544           28,197
                                                       2006      2.243          2.812           12,016
                                                       2005      1.798          2.243               --
                                                       2004      1.473          1.798               --
                                                       2003      1.000          1.473               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.859          1.626           69,229
                                                       2010      1.752          1.859           67,513
                                                       2009      1.306          1.752           68,376
                                                       2008      2.239          1.306          116,112
                                                       2007      1.982          2.239          117,549
                                                       2006      1.667          1.982          184,551
                                                       2005      1.546          1.667          110,261
                                                       2004      1.333          1.546           67,868
                                                       2003      1.104          1.333            3,495

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.907               --
                                                       2005      1.501          1.600           57,664
                                                       2004      1.322          1.501           24,780
                                                       2003      1.000          1.322            5,260

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050          136,340
                                                       2004      0.989          1.059            4,280

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.217          1.255               --
                                                       2005      1.155          1.217            6,457
                                                       2004      1.090          1.155            6,465
                                                       2003      1.000          1.090            6,474

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.545          1.564               --
                                                       2009      1.256          1.545               --
                                                       2008      1.809          1.256               --
                                                       2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.912          2.043               --
                                                       2010      1.570          1.912               --
                                                       2009      1.023          1.570               --
                                                       2008      1.865          1.023              706
                                                       2007      1.566          1.865           63,021
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.631          1.534               --
                                                       2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.277          1.320               --
                                                       2004      1.249          1.277               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.521          1.699               --
                                                       2005      1.494          1.521           53,278
                                                       2004      1.329          1.494           45,418
                                                       2003      1.000          1.329               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.464          1.468              360
                                                       2010      1.197          1.464              362
                                                       2009      0.909          1.197              365
                                                       2008      1.558          0.909              368
                                                       2007      1.622          1.558              370

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.410          1.416               --
                                                       2010      1.279          1.410               --
                                                       2009      1.070          1.279               --
                                                       2008      1.547          1.070            8,246
                                                       2007      1.500          1.547               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.447          1.329           17,948
                                                       2010      1.268          1.447           17,959
                                                       2009      1.002          1.268           17,971
                                                       2008      1.614          1.002           36,864
                                                       2007      1.691          1.614           25,033

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.275          1.240            3,641
                                                       2010      1.186          1.275            3,643
                                                       2009      0.851          1.186            3,646
                                                       2008      1.387          0.851            8,524
                                                       2007      1.390          1.387            7,050

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.384          1.421               --
                                                       2010      1.291          1.384           12,957
                                                       2009      1.060          1.291           12,968
                                                       2008      1.682          1.060           12,981
                                                       2007      1.654          1.682           12,991
                                                       2006      1.429          1.654           13,000
                                                       2005      1.371          1.429           13,010
                                                       2004      1.269          1.371           13,020
                                                       2003      1.000          1.269               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.945          1.930               --
                                                       2010      1.587          1.945               --
                                                       2009      1.136          1.587               --
                                                       2008      1.958          1.136               --
                                                       2007      1.818          1.958               --
                                                       2006      1.647          1.818               --
                                                       2005      1.605          1.647               --
                                                       2004      1.424          1.605               --
                                                       2003      1.000          1.424               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.940          0.914               --
                                                       2008      1.537          0.940           66,052
                                                       2007      1.497          1.537           66,578
                                                       2006      1.329          1.497           66,610
                                                       2005      1.302          1.329           59,105
                                                       2004      1.207          1.302           50,491
                                                       2003      1.000          1.207               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.177          1.151               --
                                                       2010      1.072          1.177               --
                                                       2009      0.892          1.072               --
                                                       2008      1.218          0.892               --
                                                       2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.945          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.947          0.934               --
                                                       2010      0.886          0.947               --
                                                       2009      0.771          0.886               --
                                                       2008      1.000          0.771               --
                                                       2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629            7,041
                                                       2005      1.384          1.409            7,041
                                                       2004      1.305          1.384               --
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347            7,123
                                                       2005      1.282          1.320            6,941
                                                       2004      1.303          1.282            7,172
                                                       2003      1.000          1.303            3,290

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.583          1.636               --
                                                       2006      1.457          1.583           41,638
                                                       2005      1.354          1.457           42,158
                                                       2004      1.268          1.354              378
                                                       2003      1.000          1.268               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.448          1.510               --
                                                       2006      1.317          1.448               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.583          1.643               --
                                                       2006      1.380          1.583          108,690
                                                       2005      1.365          1.380          137,175
                                                       2004      1.238          1.365           65,061
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770          100,934
                                                       2005      1.521          1.612          109,351
                                                       2004      1.253          1.521           73,136
                                                       2003      1.000          1.253               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.981          1.057               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.743          1.677               --
                                                       2007      1.679          1.743              827
                                                       2006      1.770          1.679              786

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.577          1.584           75,990
                                                       2010      1.387          1.577           65,769
                                                       2009      0.961          1.387           66,580
                                                       2008      1.295          0.961          125,574
                                                       2007      1.287          1.295          129,869
                                                       2006      1.226          1.287          173,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.609          1.684               --
                                                       2006      1.525          1.609           14,624

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.322          1.297           13,601
                                                       2010      1.200          1.322           13,587
                                                       2009      1.029          1.200           13,320
                                                       2008      1.676          1.029           12,353
                                                       2007      1.670          1.676           11,823

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.873          0.809           31,016
                                                       2010      0.767          0.873           45,744
                                                       2009      0.580          0.767           76,228
                                                       2008      1.014          0.580           81,411
                                                       2007      1.216          1.014           87,240
                                                       2006      1.003          1.216          137,758

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.408          1.238               --
                                                       2010      1.203          1.408               --
                                                       2009      0.952          1.203               --
                                                       2008      1.301          0.952               --
                                                       2007      1.343          1.301               --
                                                       2006      1.264          1.343               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.885          1.587           10,977
                                                       2010      1.651          1.885              873
                                                       2009      1.085          1.651              876
                                                       2008      1.871          1.085           14,505
                                                       2007      1.928          1.871           17,893
                                                       2006      1.756          1.928           45,238

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.335          1.296               --
                                                       2010      1.078          1.335               --
                                                       2009      0.821          1.078               --
                                                       2008      1.366          0.821               --
                                                       2007      1.253          1.366               --
                                                       2006      1.267          1.253               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.809          1.641           29,801
                                                       2010      1.685          1.809           29,372
                                                       2009      1.202          1.685           66,965
                                                       2008      2.112          1.202           60,602
                                                       2007      1.654          2.112           66,808
                                                       2006      1.620          1.654           63,907

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.707          1.585              741
                                                       2010      1.415          1.707              763
                                                       2009      1.054          1.415              796
                                                       2008      1.673          1.054              830

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.078          1.000           81,209
                                                       2010      0.897          1.078           95,612
                                                       2009      0.670          0.897          102,789
                                                       2008      1.109          0.670          110,720
                                                       2007      1.257          1.109            3,095

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.887          0.876               --
                                                       2008      1.213          0.887               --
                                                       2007      1.165          1.213               --
                                                       2006      1.106          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.601          1.643           26,991
                                                       2010      1.445          1.601           20,874
                                                       2009      1.077          1.445           21,285
                                                       2008      1.349          1.077           19,052
                                                       2007      1.290          1.349           20,498
                                                       2006      1.235          1.290           17,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.959          0.904          104,181
                                                       2010      0.780          0.959          104,566
                                                       2009      0.630          0.780          106,956
                                                       2008      1.051          0.630          105,536
                                                       2007      1.068          1.051          102,462
                                                       2006      0.964          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.871          0.827               --
                                                       2008      1.552          0.871           18,544
                                                       2007      1.417          1.552           18,558
                                                       2006      1.440          1.417           18,564

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.978          0.833               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.944          2.342               --
                                                       2010      2.432          2.944               --
                                                       2009      1.471          2.432               --
                                                       2008      3.223          1.471               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.791          1.566           16,546
                                                       2010      1.643          1.791           23,282
                                                       2009      1.276          1.643           27,209
                                                       2008      2.262          1.276           29,520
                                                       2007      2.162          2.262           25,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.321          1.441           81,155
                                                       2010      1.250          1.321           89,670
                                                       2009      1.079          1.250           90,811
                                                       2008      1.180          1.079           99,731
                                                       2007      1.119          1.180          117,393

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.401          1.414          344,649
                                                       2010      1.323          1.401          156,400
                                                       2009      1.192          1.323          160,310

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.415          1.322               --
                                                       2010      1.244          1.415               --
                                                       2009      1.026          1.244               --
                                                       2008      1.561          1.026            8,241
                                                       2007      1.519          1.561               --
                                                       2006      1.418          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.271               --
                                                       2006      1.100          1.153               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.489          1.510           14,295
                                                       2010      1.356          1.489               --
                                                       2009      1.041          1.356               --
                                                       2008      1.191          1.041           69,527
                                                       2007      1.142          1.191           69,013
                                                       2006      1.106          1.142           69,017

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.034          1.638               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.904          0.850          101,681
                                                       2010      0.790          0.904           45,600
                                                       2009      0.681          0.790           72,747
                                                       2008      1.093          0.681           72,174
                                                       2007      1.074          1.093           72,094
                                                       2006      1.001          1.074            7,088

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.970          0.864          115,019
                                                       2010      0.827          0.970          112,855
                                                       2009      0.668          0.827          113,441
                                                       2008      0.973          0.668          139,491
                                                       2007      1.025          0.973          139,672
                                                       2006      1.003          1.025          125,035

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.404          1.354           64,048
                                                       2010      1.249          1.404           64,897
                                                       2009      1.004          1.249           98,588

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.522          1.443            2,514
                                                       2010      1.350          1.522            2,531
                                                       2009      0.925          1.350            2,549
                                                       2008      1.741          0.925            2,568
                                                       2007      1.478          1.741            2,584
                                                       2006      1.519          1.478            2,599

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.163          1.213            8,908
                                                       2010      1.097          1.163            9,758
                                                       2009      1.023          1.097           10,664
                                                       2008      1.083          1.023           20,128
                                                       2007      1.041          1.083           22,971
                                                       2006      1.006          1.041           11,864

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.103          1.121               --
                                                       2010      1.028          1.103               --
                                                       2009      0.889          1.028               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.180          1.051           39,201
                                                       2010      1.006          1.180           31,618
                                                       2009      0.802          1.006           32,049

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.007          0.986          516,572
                                                       2010      1.029          1.007          818,186
                                                       2009      1.047          1.029          817,087
                                                       2008      1.040          1.047           36,968
                                                       2007      1.011          1.040          149,267
                                                       2006      0.993          1.011          142,957

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.214          1.140           11,893
                                                       2010      1.107          1.214           12,151
                                                       2009      0.857          1.107           12,391
                                                       2008      1.394          0.857           16,688

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.749          0.781               --
                                                       2008      1.388          0.749            9,381
                                                       2007      1.364          1.388            9,392
                                                       2006      1.351          1.364            9,402

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.176          1.079              947
                                                       2010      1.050          1.176              950
                                                       2009      0.882          1.050              954
                                                       2008      1.477          0.882           35,230
                                                       2007      1.450          1.477           43,749
                                                       2006      1.419          1.450           43,754

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.907          0.981               --
                                                       2010      0.801          0.907               --
                                                       2009      0.622          0.801               --
                                                       2008      1.068          0.622               --
                                                       2007      1.056          1.068               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.143          1.155               --
                                                       2010      1.061          1.143               --
                                                       2009      0.899          1.061               --
                                                       2008      1.073          0.899               --
                                                       2007      1.039          1.073               --
                                                       2006      1.001          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.087          1.075               --
                                                       2010      0.996          1.087               --
                                                       2009      0.823          0.996               --
                                                       2008      1.072          0.823               --
                                                       2007      1.045          1.072               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.028          0.992               --
                                                       2010      0.928          1.028               --
                                                       2009      0.749          0.928               --
                                                       2008      1.073          0.749               --
                                                       2007      1.051          1.073               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.966          0.910               --
                                                       2010      0.861          0.966               --
                                                       2009      0.681          0.861               --
                                                       2008      1.073          0.681               --
                                                       2007      1.055          1.073               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.986          0.981           56,684
                                                       2010      0.880          0.986           56,735
                                                       2009      0.718          0.880           73,571

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.307          1.307           33,961
                                                       2010      1.215          1.307           34,319
                                                       2009      1.049          1.215           34,027
                                                       2008      1.379          1.049           39,367
                                                       2007      1.353          1.379           40,071
                                                       2006      1.271          1.353           39,980

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.229          1.213           67,029
                                                       2010      1.127          1.229           66,294
                                                       2009      0.953          1.127           62,233
                                                       2008      1.443          0.953           66,855
                                                       2007      1.370          1.443           67,056
                                                       2006      1.244          1.370          106,767

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.984          0.882           95,158
                                                       2010      0.867          0.984           95,488
                                                       2009      0.634          0.867          156,961
                                                       2008      1.089          0.634          169,256
                                                       2007      1.047          1.089          169,046
                                                       2006      0.996          1.047          169,798

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.033          0.997            7,360
                                                       2010      0.904          1.033            7,536
                                                       2009      0.646          0.904           16,172
                                                       2008      1.137          0.646           14,189
                                                       2007      1.065          1.137               --
                                                       2006      0.998          1.065               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.388          1.378           23,932
                                                       2010      1.053          1.388           25,650
                                                       2009      0.776          1.053           25,769
                                                       2008      1.185          0.776           25,873

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.071          1.134            4,259

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.119          1.157           28,495
                                                       2010      1.079          1.119           29,746
                                                       2009      1.055          1.079           30,907
                                                       2008      1.080          1.055           36,576
                                                       2007      1.056          1.080           32,850
                                                       2006      1.024          1.056           32,850

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          248,822
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.991          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094          109,562
                                                       2005      1.111          1.110          247,896
                                                       2004      1.042          1.111          179,040
                                                       2003      1.000          1.042          156,113

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.152          1.188               --
                                                       2008      1.123          1.152          243,442
                                                       2007      1.055          1.123          252,025
                                                       2006      1.039          1.055          254,812
                                                       2005      1.036          1.039          174,033
                                                       2004      1.009          1.036          135,135
                                                       2003      1.000          1.009               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.116          2.255               --
                                                       2006      1.843          2.116           80,633
                                                       2005      1.759          1.843           84,475
                                                       2004      1.424          1.759           90,101
                                                       2003      1.000          1.424               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.354          1.440               --
                                                       2005      1.273          1.354           18,579
                                                       2004      1.221          1.273           18,594
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161           17,971
                                                       2004      1.136          1.182           17,979
                                                       2003      1.000          1.136               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.623          1.770               --
                                                       2005      1.475          1.623              800
                                                       2004      1.294          1.475               --
                                                       2003      1.000          1.294               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353           42,718
                                                       2004      1.230          1.323           41,759
                                                       2003      1.000          1.230           33,915

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198          141,714
                                                       2004      1.104          1.193           90,338
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.348          1.390               --
                                                       2004      1.246          1.348               --
                                                       2003      1.000          1.246               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313            1,048
                                                       2004      1.184          1.234               --
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.164               --
                                                       2005      1.000          1.096               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.118               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062               --
                                                       2005      1.000          1.043               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439           67,553
                                                       2004      1.157          1.312           18,211
                                                       2003      1.000          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438            2,616
                                                       2004      1.277          1.426               --
                                                       2003      1.000          1.277               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233          120,551
                                                       2004      1.122          1.224          106,714
                                                       2003      1.000          1.122           80,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154          111,542
                                                       2004      0.961          1.107               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531           31,852
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017           83,884
                                                       2004      1.011          1.022          115,684
                                                       2003      1.000          1.011           10,533

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.318          1.373               --
                                                       2005      1.320          1.318            8,228
                                                       2004      1.224          1.320            8,236
                                                       2003      1.000          1.224            8,236

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267               --
                                                       2005      1.000          1.103               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264               --
                                                       2005      1.000          1.104               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065          165,026
                                                       2004      0.979          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.003          0.971               --
                                                       2008      1.597          1.003          127,630
                                                       2007      1.671          1.597          126,489
                                                       2006      1.471          1.671          157,891
                                                       2005      1.443          1.471          214,607
                                                       2004      1.256          1.443           81,080
                                                       2003      1.000          1.256           66,375

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.813          0.832               --
                                                       2008      1.459          0.813               --
                                                       2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.313          1.276                --
                                                       2005      1.168          1.313             2,338
                                                       2004      1.102          1.168                --
                                                       2003      1.000          1.102                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.814          1.617           797,771
                                                       2010      1.659          1.814           924,544
                                                       2009      1.192          1.659         1,044,018
                                                       2008      1.978          1.192         1,141,028
                                                       2007      1.761          1.978         1,150,538
                                                       2006      1.494          1.761         1,356,016
                                                       2005      1.339          1.494         1,020,543
                                                       2004      1.206          1.339            37,254
                                                       2003      1.000          1.206                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.482          1.388         2,970,575
                                                       2010      1.276          1.482         3,446,041
                                                       2009      0.936          1.276         3,909,891
                                                       2008      1.708          0.936         4,043,683
                                                       2007      1.554          1.708         3,978,956
                                                       2006      1.441          1.554         4,265,814
                                                       2005      1.268          1.441         3,617,683
                                                       2004      1.152          1.268           150,607
                                                       2003      1.000          1.152                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.266          1.216         3,094,800
                                                       2010      1.161          1.266         3,467,359
                                                       2009      0.905          1.161         3,592,504
                                                       2008      1.488          0.905         3,719,738
                                                       2007      1.448          1.488         3,973,463
                                                       2006      1.285          1.448         4,274,112
                                                       2005      1.241          1.285         3,793,793
                                                       2004      1.149          1.241           165,767
                                                       2003      1.000          1.149                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.534          1.514                --
                                                       2005      1.326          1.534           818,380
                                                       2004      1.134          1.326            65,584
                                                       2003      1.000          1.134                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.634          2.121                --
                                                       2005      1.559          1.634           503,067
                                                       2004      1.213          1.559           104,263
                                                       2003      1.000          1.213                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.364          1.303                --
                                                       2007      1.302          1.364           314,653
                                                       2006      1.142          1.302           326,344
                                                       2005      1.119          1.142           240,724
                                                       2004      1.089          1.119            11,846
                                                       2003      1.000          1.089                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.181          1.113                --
                                                       2007      1.358          1.181           716,957
                                                       2006      1.337          1.358           707,287
                                                       2005      1.292          1.337           616,359
                                                       2004      1.186          1.292            50,940
                                                       2003      1.000          1.186                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.298          1.409                --
                                                       2005      1.204          1.298         1,885,381
                                                       2004      1.082          1.204            13,789

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.295          1.441                --
                                                       2005      1.202          1.295           492,360
                                                       2004      1.123          1.202            33,250

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.587          1.509         1,198,636
                                                       2010      1.387          1.587         1,284,388
                                                       2009      1.047          1.387         1,399,567
                                                       2008      1.867          1.047         1,583,569
                                                       2007      1.628          1.867         1,646,796
                                                       2006      1.493          1.628         1,766,849
                                                       2005      1.308          1.493         1,255,003
                                                       2004      1.161          1.308            18,589
                                                       2003      1.000          1.161                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.309          1.245             3,889
                                                       2010      1.134          1.309             4,158
                                                       2009      0.854          1.134             4,438
                                                       2008      1.488          0.854             4,433
                                                       2007      1.426          1.488             4,011
                                                       2006      1.280          1.426             4,125
                                                       2005      1.085          1.280             4,126
                                                       2004      1.095          1.085                --
                                                       2003      1.017          1.095                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.248          1.961           785,623
                                                       2010      1.788          2.248           797,891
                                                       2009      1.308          1.788           950,303
                                                       2008      2.213          1.308           980,802
                                                       2007      1.962          2.213           963,717
                                                       2006      1.784          1.962         1,093,420
                                                       2005      1.545          1.784           977,292
                                                       2004      1.267          1.545            77,689
                                                       2003      1.000          1.267                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.339          1.551                --
                                                       2005      1.238          1.339           505,524
                                                       2004      1.124          1.238             3,525
                                                       2003      1.000          1.124                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.187          2.894                --
                                                       2007      2.530          3.187           506,025
                                                       2006      2.019          2.530           655,796
                                                       2005      1.620          2.019           614,776
                                                       2004      1.328          1.620             6,918
                                                       2003      1.000          1.328                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.689          1.477           974,513
                                                       2010      1.593          1.689         1,045,008
                                                       2009      1.188          1.593         1,143,831
                                                       2008      2.037          1.188         1,222,137
                                                       2007      1.804          2.037         1,379,337
                                                       2006      1.518          1.804         1,194,699
                                                       2005      1.409          1.518           976,249
                                                       2004      1.215          1.409            35,367
                                                       2003      1.000          1.215                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.432          1.706                --
                                                       2005      1.344          1.432         1,842,779
                                                       2004      1.184          1.344            84,054
                                                       2003      1.000          1.184                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.049          1.070                --
                                                       2005      1.058          1.049           554,017
                                                       2004      0.989          1.058            87,615

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.173          1.209                --
                                                       2005      1.114          1.173                --
                                                       2004      1.051          1.114                --
                                                       2003      1.000          1.051                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.442          1.459                --
                                                       2009      1.173          1.442                --
                                                       2008      1.690          1.173                --
                                                       2007      1.419          1.690                --
                                                       2006      1.364          1.419                --
                                                       2005      1.242          1.364                --
                                                       2004      1.111          1.242                --
                                                       2003      1.000          1.111                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.708          1.824                --
                                                       2010      1.403          1.708            84,656
                                                       2009      0.914          1.403           110,409
                                                       2008      1.668          0.914           136,456
                                                       2007      1.402          1.668           127,557
                                                       2006      1.329          1.402           105,391
                                                       2005      1.217          1.329            94,478
                                                       2004      1.238          1.217             1,759
                                                       2003      1.000          1.238                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.493          1.403                --
                                                       2007      1.395          1.493                --
                                                       2006      1.209          1.395                --
                                                       2005      1.171          1.209                --
                                                       2004      1.145          1.171                --
                                                       2003      1.000          1.145                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.404          1.568                --
                                                       2005      1.380          1.404           303,471
                                                       2004      1.228          1.380             1,848
                                                       2003      1.000          1.228                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.328          1.331           390,711
                                                       2010      1.086          1.328           459,942
                                                       2009      0.825          1.086           493,226
                                                       2008      1.415          0.825           503,618
                                                       2007      1.473          1.415           595,221

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.294          1.299            54,407
                                                       2010      1.175          1.294            63,454
                                                       2009      0.983          1.175            63,235
                                                       2008      1.422          0.983            73,109
                                                       2007      1.379          1.422            71,124

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.306          1.199           204,240
                                                       2010      1.145          1.306           243,750
                                                       2009      0.905          1.145           240,105
                                                       2008      1.459          0.905           244,917
                                                       2007      1.529          1.459           261,378

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.152          1.120           200,841
                                                       2010      1.072          1.152           206,203
                                                       2009      0.770          1.072           207,644
                                                       2008      1.255          0.770           212,178
                                                       2007      1.259          1.255           219,027

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.236          1.269           135,740
                                                       2010      1.154          1.236           141,934
                                                       2009      0.948          1.154           145,454
                                                       2008      1.505          0.948           146,376
                                                       2007      1.481          1.505           148,189
                                                       2006      1.280          1.481           151,038
                                                       2005      1.228          1.280           132,437
                                                       2004      1.137          1.228            45,303
                                                       2003      1.000          1.137                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.735          1.721           205,303
                                                       2010      1.417          1.735           204,100
                                                       2009      1.014          1.417           229,767
                                                       2008      1.749          1.014           252,875
                                                       2007      1.626          1.749           261,933
                                                       2006      1.474          1.626           279,667
                                                       2005      1.436          1.474           264,336
                                                       2004      1.275          1.436            47,850
                                                       2003      1.000          1.275                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.874          0.849                --
                                                       2008      1.429          0.874           838,597
                                                       2007      1.393          1.429           848,805
                                                       2006      1.237          1.393           874,703
                                                       2005      1.213          1.237           702,497
                                                       2004      1.124          1.213            48,594
                                                       2003      1.000          1.124                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.173          1.147            56,534
                                                       2010      1.069          1.173            93,681
                                                       2009      0.889          1.069            93,119
                                                       2008      1.216          0.889            90,377
                                                       2007      1.121          1.216            90,634
                                                       2006      1.064          1.121            91,880
                                                       2005      1.042          1.064            78,032
                                                       2004      0.945          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.944          0.931                --
                                                       2010      0.884          0.944           581,580
                                                       2009      0.769          0.884           480,109
                                                       2008      0.998          0.769           467,154
                                                       2007      1.006          0.998           513,791
                                                       2006      0.988          1.006           494,797
                                                       2005      0.987          0.988           513,247
                                                       2004      0.997          0.987            62,405
                                                       2003      0.998          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.473          1.543                --
                                                       2006      1.275          1.473           202,778
                                                       2005      1.253          1.275           197,652
                                                       2004      1.182          1.253            88,206
                                                       2003      1.000          1.182                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.219          1.267                --
                                                       2006      1.196          1.219           249,371
                                                       2005      1.161          1.196           187,950
                                                       2004      1.181          1.161            57,722
                                                       2003      1.000          1.181                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.439          1.487                --
                                                       2006      1.324          1.439           611,608
                                                       2005      1.232          1.324           458,522
                                                       2004      1.154          1.232            77,889
                                                       2003      1.000          1.154                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.332          1.388                --
                                                       2006      1.211          1.332            71,646
                                                       2005      1.195          1.211            51,085
                                                       2004      1.127          1.195            21,267
                                                       2003      0.996          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.472          1.527                --
                                                       2006      1.283          1.472         1,048,214
                                                       2005      1.270          1.283           862,943
                                                       2004      1.153          1.270             2,656
                                                       2003      0.996          1.153                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.640          1.804                --
                                                       2006      1.494          1.640         1,065,798
                                                       2005      1.411          1.494           955,093
                                                       2004      1.163          1.411            61,026
                                                       2003      1.000          1.163                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.073          1.105                --
                                                       2005      1.057          1.073           769,875
                                                       2004      0.981          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.599          1.538                --
                                                       2007      1.541          1.599           104,866
                                                       2006      1.625          1.541           114,960

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.522          1.528           420,297
                                                       2010      1.339          1.522           367,542
                                                       2009      0.929          1.339           493,560
                                                       2008      1.251          0.929           619,979
                                                       2007      1.244          1.251           818,690
                                                       2006      1.185          1.244           395,062

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.507          1.577                --
                                                       2006      1.428          1.507           407,536

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.236          1.211           331,624
                                                       2010      1.122          1.236           411,768
                                                       2009      0.962          1.122           447,645
                                                       2008      1.569          0.962           441,675
                                                       2007      1.563          1.569           412,214

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.871          0.807           687,124
                                                       2010      0.765          0.871           788,405
                                                       2009      0.579          0.765           905,831
                                                       2008      1.013          0.579           954,582
                                                       2007      1.215          1.013           874,392
                                                       2006      1.003          1.215           890,783

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.404          1.234            39,649
                                                       2010      1.201          1.404            68,812
                                                       2009      0.951          1.201            43,078
                                                       2008      1.300          0.951            56,727
                                                       2007      1.342          1.300            23,148
                                                       2006      1.264          1.342            18,011

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.738          1.463           215,166
                                                       2010      1.523          1.738           250,592
                                                       2009      1.002          1.523           312,495
                                                       2008      1.727          1.002           361,162
                                                       2007      1.781          1.727           348,947
                                                       2006      1.623          1.781           346,712

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.331          1.291            71,035
                                                       2010      1.076          1.331            49,225
                                                       2009      0.820          1.076            57,435
                                                       2008      1.365          0.820            70,163
                                                       2007      1.252          1.365            48,471
                                                       2006      1.267          1.252            55,001

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.687          1.530           749,805
                                                       2010      1.572          1.687           776,075
                                                       2009      1.122          1.572           862,979
                                                       2008      1.973          1.122           922,485
                                                       2007      1.546          1.973           927,984
                                                       2006      1.514          1.546           986,471

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.564          1.451            63,174
                                                       2010      1.297          1.564            67,963
                                                       2009      0.967          1.297            85,165
                                                       2008      1.535          0.967            93,830

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.075          0.996           505,149
                                                       2010      0.895          1.075           463,499
                                                       2009      0.669          0.895           398,822
                                                       2008      1.108          0.669           378,102
                                                       2007      1.255          1.108            17,040

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.885          0.874                --
                                                       2008      1.210          0.885           465,448
                                                       2007      1.164          1.210           468,129
                                                       2006      1.105          1.164           485,658

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.519          1.558           171,336
                                                       2010      1.372          1.519           170,851
                                                       2009      1.023          1.372           186,401
                                                       2008      1.281          1.023           146,992
                                                       2007      1.226          1.281           150,330
                                                       2006      1.175          1.226           171,989

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.956          0.901         1,026,784
                                                       2010      0.779          0.956         1,071,669
                                                       2009      0.629          0.779         1,401,084
                                                       2008      1.051          0.629         1,360,483
                                                       2007      1.068          1.051         1,512,748
                                                       2006      0.964          1.068               147

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.820          0.778                --
                                                       2008      1.462          0.820           131,271
                                                       2007      1.335          1.462           145,757
                                                       2006      1.357          1.335           158,802

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.975          0.831           452,213

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.643          2.102           377,152
                                                       2010      2.185          2.643           389,471
                                                       2009      1.322          2.185           430,807
                                                       2008      2.898          1.322           448,281

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.636          1.429           514,171
                                                       2010      1.501          1.636           542,075
                                                       2009      1.166          1.501           554,678
                                                       2008      2.069          1.166           586,996
                                                       2007      1.978          2.069            13,231

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.253          1.367         1,151,093
                                                       2010      1.186          1.253         1,238,422
                                                       2009      1.024          1.186         1,265,695
                                                       2008      1.121          1.024         1,195,507
                                                       2007      1.063          1.121         1,338,887

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.364          1.376         4,148,350
                                                       2010      1.289          1.364         2,490,762
                                                       2009      1.161          1.289         2,713,340

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.338          1.249            25,596
                                                       2010      1.177          1.338            25,589
                                                       2009      0.971          1.177            27,163
                                                       2008      1.478          0.971            26,870
                                                       2007      1.439          1.478            26,917
                                                       2006      1.344          1.439           144,548

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.270                --
                                                       2006      1.099          1.152            16,748

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.484          1.504           482,061
                                                       2010      1.352          1.484           520,864
                                                       2009      1.038          1.352           679,018
                                                       2008      1.189          1.038           774,968
                                                       2007      1.140          1.189           988,568
                                                       2006      1.105          1.140         1,031,345

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.817          1.463            42,051

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.902          0.847         1,844,292
                                                       2010      0.788          0.902         2,043,400
                                                       2009      0.681          0.788         2,318,149
                                                       2008      1.092          0.681         2,720,214
                                                       2007      1.073          1.092         2,916,660
                                                       2006      1.001          1.073         1,529,139

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.968          0.862         1,433,184
                                                       2010      0.825          0.968         1,501,589
                                                       2009      0.667          0.825         1,778,406
                                                       2008      0.972          0.667         1,745,181
                                                       2007      1.025          0.972         1,890,953
                                                       2006      1.003          1.025         1,275,885

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.266          1.220           619,158
                                                       2010      1.127          1.266           640,434
                                                       2009      0.906          1.127           829,741

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.379          1.307           220,475
                                                       2010      1.224          1.379           238,600
                                                       2009      0.838          1.224           252,987
                                                       2008      1.580          0.838           284,819
                                                       2007      1.341          1.580           223,289
                                                       2006      1.379          1.341           223,329

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.134          1.182           352,335
                                                       2010      1.070          1.134           390,685
                                                       2009      0.999          1.070           559,412
                                                       2008      1.057          0.999           468,495
                                                       2007      1.017          1.057           614,197
                                                       2006      0.983          1.017           520,252

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.100          1.117           353,357
                                                       2010      1.025          1.100           476,141
                                                       2009      0.887          1.025           471,185

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.118          0.996           424,725
                                                       2010      0.954          1.118           431,532
                                                       2009      0.761          0.954           475,973

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.005          0.984         5,574,947
                                                       2010      1.028          1.005         5,758,011
                                                       2009      1.046          1.028         7,628,176
                                                       2008      1.040          1.046         7,012,301
                                                       2007      1.012          1.040         4,380,223
                                                       2006      0.993          1.012         4,014,525

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.129          1.060           304,655
                                                       2010      1.030          1.129           300,993
                                                       2009      0.798          1.030           421,963
                                                       2008      1.298          0.798           386,755

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.711          0.741                --
                                                       2008      1.317          0.711           343,411
                                                       2007      1.296          1.317           276,408
                                                       2006      1.283          1.296           282,614

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.089          0.999           786,607
                                                       2010      0.973          1.089           829,482
                                                       2009      0.817          0.973           880,256
                                                       2008      1.369          0.817           931,125
                                                       2007      1.345          1.369         1,020,680
                                                       2006      1.316          1.345         1,114,110

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.905          0.978                --
                                                       2010      0.799          0.905           523,582
                                                       2009      0.621          0.799           465,327
                                                       2008      1.067          0.621           482,672
                                                       2007      1.056          1.067           526,314
                                                       2006      1.002          1.056           671,207

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.140          1.151           764,076
                                                       2010      1.059          1.140           621,182
                                                       2009      0.898          1.059           722,607
                                                       2008      1.072          0.898           578,047
                                                       2007      1.038          1.072           152,633
                                                       2006      1.001          1.038           129,982

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.085          1.072           741,163
                                                       2010      0.994          1.085           628,820
                                                       2009      0.822          0.994           317,946
                                                       2008      1.071          0.822           164,694
                                                       2007      1.045          1.071           420,572
                                                       2006      1.002          1.045                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.025          0.989         2,026,546
                                                       2010      0.926          1.025         2,048,328
                                                       2009      0.748          0.926         2,123,102
                                                       2008      1.072          0.748         2,600,791
                                                       2007      1.050          1.072         3,361,865
                                                       2006      1.002          1.050         3,734,876

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.964          0.907           933,091
                                                       2010      0.859          0.964         1,284,074
                                                       2009      0.680          0.859         1,347,042
                                                       2008      1.072          0.680         1,111,255
                                                       2007      1.055          1.072         1,477,379
                                                       2006      1.002          1.055         1,825,641

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.984          0.978           744,065
                                                       2010      0.878          0.984           878,891
                                                       2009      0.717          0.878         1,033,347

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.230          1.230         1,779,668
                                                       2010      1.145          1.230         1,847,901
                                                       2009      0.988          1.145         2,157,425
                                                       2008      1.301          0.988         2,254,271
                                                       2007      1.276          1.301         2,419,094
                                                       2006      1.199          1.276         2,486,757

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.225          1.208           448,332
                                                       2010      1.124          1.225           486,463
                                                       2009      0.951          1.124           566,943
                                                       2008      1.440          0.951           598,060
                                                       2007      1.368          1.440           584,107
                                                       2006      1.243          1.368           538,257

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.981          0.879         3,846,523
                                                       2010      0.865          0.981         4,047,274
                                                       2009      0.633          0.865         4,693,468
                                                       2008      1.088          0.633         4,903,552
                                                       2007      1.047          1.088         5,301,266
                                                       2006      0.996          1.047         6,033,310

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.030          0.994           197,401
                                                       2010      0.902          1.030           296,460
                                                       2009      0.645          0.902           386,707
                                                       2008      1.136          0.645           395,142
                                                       2007      1.064          1.136            34,696
                                                       2006      0.998          1.064             2,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.382          1.372           580,971
                                                       2010      1.049          1.382           733,074
                                                       2009      0.774          1.049           999,289
                                                       2008      1.182          0.774         1,087,541

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.174                --
                                                       2006      1.070          1.133           520,980

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.115          1.153           382,110
                                                       2010      1.076          1.115           414,144
                                                       2009      1.053          1.076           395,891
                                                       2008      1.078          1.053           542,172
                                                       2007      1.055          1.078           357,273
                                                       2006      1.023          1.055           339,240

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                --
                                                       2005      0.980          0.987         1,262,740
                                                       2004      0.992          0.980           270,004
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.144                --
                                                       2005      1.048          1.085           338,931
                                                       2004      0.991          1.048           154,823

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.059                --
                                                       2006      1.056          1.040         1,321,802
                                                       2005      1.057          1.056         1,044,496
                                                       2004      0.992          1.057            58,531
                                                       2003      1.000          0.992                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.123          1.158                --
                                                       2008      1.095          1.123         2,693,404
                                                       2007      1.030          1.095         2,994,971
                                                       2006      1.014          1.030         2,720,847
                                                       2005      1.011          1.014         2,304,778
                                                       2004      0.986          1.011           276,700
                                                       2003      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.841          1.989                --
                                                       2006      1.473          1.841                --
                                                       2005      1.342          1.473                --
                                                       2004      1.181          1.342                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.892          2.016                --
                                                       2006      1.648          1.892           444,890
                                                       2005      1.574          1.648           506,529
                                                       2004      1.275          1.574            40,231
                                                       2003      1.000          1.275                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.277          1.357                --
                                                       2005      1.201          1.277           115,767
                                                       2004      1.152          1.201                --
                                                       2003      1.000          1.152                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.104          1.175                --
                                                       2005      1.125          1.104           126,318
                                                       2004      1.082          1.125               243
                                                       2003      1.000          1.082                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.491          1.625                --
                                                       2005      1.355          1.491           108,989
                                                       2004      1.190          1.355            41,788
                                                       2003      1.000          1.190                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.255          1.316                --
                                                       2005      1.228          1.255           815,787
                                                       2004      1.143          1.228           119,910
                                                       2003      1.000          1.143                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.158          1.185                --
                                                       2005      1.155          1.158           410,952
                                                       2004      1.069          1.155            62,194
                                                       2003      1.000          1.069                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.264          1.307                --
                                                       2005      1.227          1.264            31,338
                                                       2004      1.135          1.227            29,646
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.248          1.283                --
                                                       2005      1.174          1.248           266,425
                                                       2004      1.126          1.174            33,560
                                                       2003      1.000          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.163                --
                                                       2005      1.000          1.096           302,387

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.028                --
                                                       2005      1.000          1.027           125,442

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099                --
                                                       2005      1.000          1.063         3,314,757

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117                --
                                                       2005      1.000          1.073         1,521,475

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.061                --
                                                       2005      1.000          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.348          1.428                --
                                                       2005      1.230          1.348           380,315
                                                       2004      1.085          1.230            48,763
                                                       2003      1.000          1.085                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.306          1.379                --
                                                       2005      1.296          1.306           204,003
                                                       2004      1.161          1.296            37,844
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.164          1.199                --
                                                       2005      1.155          1.164         1,772,220
                                                       2004      1.060          1.155            78,497
                                                       2003      1.000          1.060                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.153          1.243                --
                                                       2005      1.107          1.153           445,037
                                                       2004      0.961          1.107            43,523

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.415          1.623                --
                                                       2005      1.321          1.415           286,271
                                                       2004      1.167          1.321            16,678
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.269          1.344                --
                                                       2005      1.224          1.269           139,578
                                                       2004      1.126          1.224                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.099                --
                                                       2005      1.000          1.047            52,789

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.096          1.105                --
                                                       2005      1.081          1.096           735,828
                                                       2004      0.970          1.081                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.994          0.983                --
                                                       2005      1.000          0.994           585,730
                                                       2004      0.989          1.000           245,149
                                                       2003      1.000          0.989                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.227          1.278                --
                                                       2005      1.229          1.227            52,430
                                                       2004      1.140          1.229                --
                                                       2003      1.000          1.140                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267                --
                                                       2005      1.000          1.103            52,336

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104            11,783

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.042          1.064           371,791
                                                       2004      0.979          1.042            51,060

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.906          0.877                --
                                                       2008      1.442          0.906           896,716
                                                       2007      1.510          1.442           869,067
                                                       2006      1.330          1.510         1,036,717
                                                       2005      1.306          1.330           916,581
                                                       2004      1.137          1.306                --
                                                       2003      1.000          1.137                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.770          0.788                --
                                                       2008      1.383          0.770                --
                                                       2007      1.257          1.383                --
                                                       2006      1.203          1.257                --
                                                       2005      1.140          1.203                --
                                                       2004      1.123          1.140                --
                                                       2003      1.000          1.123                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.217          1.182               --
                                                       2005      1.084          1.217               --
                                                       2004      1.000          1.084               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.509          1.345               --
                                                       2010      1.382          1.509               --
                                                       2009      0.993          1.382               --
                                                       2008      1.648          0.993               --
                                                       2007      1.468          1.648               --
                                                       2006      1.247          1.468               --
                                                       2005      1.118          1.247               --
                                                       2004      1.000          1.118               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.283          1.200            3,018
                                                       2010      1.105          1.283            3,031
                                                       2009      0.811          1.105            3,045
                                                       2008      1.480          0.811            3,059
                                                       2007      1.348          1.480            3,070
                                                       2006      1.251          1.348            3,080
                                                       2005      1.101          1.251            3,091
                                                       2004      1.000          1.101               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.096          1.052              908
                                                       2010      1.006          1.096            3,138
                                                       2009      0.784          1.006            9,180
                                                       2008      1.290          0.784           11,545
                                                       2007      1.256          1.290           11,014
                                                       2006      1.115          1.256           10,918
                                                       2005      1.077          1.115           11,085
                                                       2004      1.000          1.077            3,331

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.328               --
                                                       2005      1.163          1.345               --
                                                       2004      1.000          1.163               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.259          1.633               --
                                                       2005      1.202          1.259            3,614
                                                       2004      1.000          1.202              766

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.259          1.203               --
                                                       2007      1.202          1.259               --
                                                       2006      1.056          1.202               --
                                                       2005      1.034          1.056               --
                                                       2004      1.000          1.034               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.963          0.907               --
                                                       2007      1.108          0.963               --
                                                       2006      1.092          1.108               --
                                                       2005      1.055          1.092               --
                                                       2004      1.000          1.055               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.199          1.302               --
                                                       2005      1.113          1.199              895
                                                       2004      1.000          1.113               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.182          1.314               --
                                                       2005      1.097          1.182               --
                                                       2004      1.000          1.097               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.364          1.297               --
                                                       2010      1.193          1.364            1,361
                                                       2009      0.901          1.193            5,254
                                                       2008      1.608          0.901            6,928
                                                       2007      1.402          1.608            6,967
                                                       2006      1.287          1.402            7,582
                                                       2005      1.128          1.287            7,465
                                                       2004      1.000          1.128            2,416

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.242          1.180               --
                                                       2010      1.076          1.242               --
                                                       2009      0.811          1.076               --
                                                       2008      1.414          0.811               --
                                                       2007      1.355          1.414               --
                                                       2006      1.217          1.355               --
                                                       2005      1.032          1.217               --
                                                       2004      1.000          1.032               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      1.739          1.516               --
                                                       2010      1.383          1.739               --
                                                       2009      1.012          1.383               --
                                                       2008      1.715          1.012               --
                                                       2007      1.521          1.715              736
                                                       2006      1.384          1.521              805
                                                       2005      1.199          1.384              807
                                                       2004      1.000          1.199               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.175          1.361               --
                                                       2005      1.087          1.175               --
                                                       2004      1.000          1.087               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.319          2.105               --
                                                       2007      1.842          2.319              272
                                                       2006      1.470          1.842              351
                                                       2005      1.180          1.470              389
                                                       2004      1.000          1.180               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.378          1.204               --
                                                       2010      1.300          1.378            1,289
                                                       2009      0.970          1.300            4,681
                                                       2008      1.665          0.970            6,651
                                                       2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.208          1.439               --
                                                       2005      1.135          1.208               --
                                                       2004      1.000          1.135               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.048          1.069               --
                                                       2005      1.058          1.048            5,275
                                                       2004      0.989          1.058            1,669

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.117          1.151               --
                                                       2005      1.061          1.117               --
                                                       2004      1.000          1.061               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.233          1.248               --
                                                       2009      1.004          1.233               --
                                                       2008      1.447          1.004               --
                                                       2007      1.216          1.447               --
                                                       2006      1.170          1.216               --
                                                       2005      1.065          1.170               --
                                                       2004      1.000          1.065               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.422          1.519               --
                                                       2010      1.169          1.422               --
                                                       2009      0.762          1.169               --
                                                       2008      1.391          0.762               --
                                                       2007      1.169          1.391               --
                                                       2006      1.109          1.169               --
                                                       2005      1.017          1.109               --
                                                       2004      1.000          1.017               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.303          1.225               --
                                                       2007      1.219          1.303               --
                                                       2006      1.057          1.219               --
                                                       2005      1.024          1.057               --
                                                       2004      1.000          1.024               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.134          1.265               --
                                                       2005      1.115          1.134               --
                                                       2004      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.117          1.119               --
                                                       2010      0.914          1.117               --
                                                       2009      0.695          0.914               --
                                                       2008      1.192          0.695               --
                                                       2007      1.242          1.192            1,044

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.162          1.166               --
                                                       2010      1.056          1.162               --
                                                       2009      0.884          1.056               --
                                                       2008      1.279          0.884               --
                                                       2007      1.241          1.279               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.095          1.004               --
                                                       2010      0.960          1.095               --
                                                       2009      0.759          0.960               --
                                                       2008      1.224          0.759               --
                                                       2007      1.284          1.224               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.993          0.964               --
                                                       2010      0.924          0.993               --
                                                       2009      0.664          0.924               --
                                                       2008      1.083          0.664               --
                                                       2007      1.086          1.083               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.072          1.100               --
                                                       2010      1.001          1.072               --
                                                       2009      0.823          1.001               --
                                                       2008      1.307          0.823               --
                                                       2007      1.287          1.307               --
                                                       2006      1.113          1.287               --
                                                       2005      1.068          1.113               --
                                                       2004      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.349          1.337               --
                                                       2010      1.102          1.349               --
                                                       2009      0.790          1.102               --
                                                       2008      1.362          0.790               --
                                                       2007      1.266          1.362               --
                                                       2006      1.149          1.266               --
                                                       2005      1.120          1.149               --
                                                       2004      1.000          1.120               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.782          0.760               --
                                                       2008      1.280          0.782              912
                                                       2007      1.248          1.280              916
                                                       2006      1.108          1.248              919
                                                       2005      1.087          1.108              922
                                                       2004      1.000          1.087               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.169          1.143               --
                                                       2010      1.066          1.169               --
                                                       2009      0.887          1.066               --
                                                       2008      1.213          0.887               --
                                                       2007      1.119          1.213               --
                                                       2006      1.063          1.119               --
                                                       2005      1.041          1.063               --
                                                       2004      0.945          1.041               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.944          0.931               --
                                                       2010      0.884          0.944               --
                                                       2009      0.770          0.884               --
                                                       2008      0.999          0.770               --
                                                       2007      1.008          0.999               --
                                                       2006      0.991          1.008               --
                                                       2005      0.990          0.991               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.237          1.295               --
                                                       2006      1.071          1.237               --
                                                       2005      1.053          1.071               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.052          1.094               --
                                                       2006      1.033          1.052               --
                                                       2005      1.004          1.033               --
                                                       2004      1.000          1.004               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.213          1.253               --
                                                       2006      1.117          1.213            1,017
                                                       2005      1.040          1.117              984
                                                       2004      1.000          1.040               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.199          1.249               --
                                                       2006      1.091          1.199               --
                                                       2005      1.076          1.091               --
                                                       2004      1.000          1.076               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.279          1.327               --
                                                       2006      1.116          1.279            1,383
                                                       2005      1.105          1.116            1,388
                                                       2004      1.000          1.105               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.375          1.513               --
                                                       2006      1.253          1.375            7,797
                                                       2005      1.184          1.253            7,683
                                                       2004      1.000          1.184            2,336

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.104               --
                                                       2005      1.056          1.072               --
                                                       2004      0.981          1.056               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.314          1.264               --
                                                       2007      1.267          1.314               --
                                                       2006      1.337          1.267               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.400          1.405               --
                                                       2010      1.232          1.400              851
                                                       2009      0.855          1.232            3,439
                                                       2008      1.152          0.855            4,714
                                                       2007      1.147          1.152            5,705
                                                       2006      1.093          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.369          1.432               --
                                                       2006      1.298          1.369               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.120          1.098               --
                                                       2010      1.018          1.120               --
                                                       2009      0.873          1.018               --
                                                       2008      1.425          0.873               --
                                                       2007      1.420          1.425               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.869          0.804               --
                                                       2010      0.764          0.869              667
                                                       2009      0.578          0.764            2,714
                                                       2008      1.012          0.578            3,714
                                                       2007      1.215          1.012            4,987
                                                       2006      1.003          1.215            4,223

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.400          1.230               --
                                                       2010      1.198          1.400               --
                                                       2009      0.949          1.198               --
                                                       2008      1.298          0.949               --
                                                       2007      1.341          1.298               --
                                                       2006      1.263          1.341               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.495          1.257              867
                                                       2010      1.310          1.495              871
                                                       2009      0.862          1.310              875
                                                       2008      1.487          0.862              879
                                                       2007      1.534          1.487              882
                                                       2006      1.398          1.534              885

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.327          1.287               --
                                                       2010      1.073          1.327               --
                                                       2009      0.818          1.073               --
                                                       2008      1.363          0.818               --
                                                       2007      1.251          1.363               --
                                                       2006      1.266          1.251               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.476          1.337               --
                                                       2010      1.376          1.476               --
                                                       2009      0.983          1.376               --
                                                       2008      1.728          0.983               --
                                                       2007      1.355          1.728               --
                                                       2006      1.328          1.355               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.283          1.191               --
                                                       2010      1.065          1.283               --
                                                       2009      0.794          1.065               --
                                                       2008      1.261          0.794               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.072          0.993          186,468
                                                       2010      0.893          1.072          223,296
                                                       2009      0.667          0.893          229,127
                                                       2008      1.106          0.667          251,501
                                                       2007      1.254          1.106               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.883          0.872               --
                                                       2008      1.208          0.883               --
                                                       2007      1.162          1.208               --
                                                       2006      1.104          1.162               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.388          1.423               --
                                                       2010      1.255          1.388               --
                                                       2009      0.936          1.255               --
                                                       2008      1.173          0.936               --
                                                       2007      1.123          1.173               --
                                                       2006      1.076          1.123               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.954          0.898               --
                                                       2010      0.777          0.954            1,991
                                                       2009      0.628          0.777            8,099
                                                       2008      1.050          0.628           10,311
                                                       2007      1.067          1.050           10,434
                                                       2006      0.964          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.725          0.687               --
                                                       2008      1.292          0.725               --
                                                       2007      1.181          1.292               --
                                                       2006      1.201          1.181               --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.973          0.829               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.920          1.526               --
                                                       2010      1.588          1.920               --
                                                       2009      0.961          1.588               --
                                                       2008      2.108          0.961               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.398          1.221          185,757
                                                       2010      1.284          1.398          246,499
                                                       2009      0.998          1.284          285,027
                                                       2008      1.771          0.998          327,394
                                                       2007      1.694          1.771               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.205          1.313               (0)
                                                       2010      1.141          1.205              947
                                                       2009      0.986          1.141            3,545
                                                       2008      1.080          0.986            4,296
                                                       2007      1.024          1.080            6,241

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.349          1.360           24,862
                                                       2010      1.275          1.349               --
                                                       2009      1.149          1.275               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.206          1.126               --
                                                       2010      1.062          1.206               --
                                                       2009      0.876          1.062               --
                                                       2008      1.335          0.876               --
                                                       2007      1.300          1.335               --
                                                       2006      1.214          1.300               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.268               --
                                                       2006      1.099          1.151               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.479          1.498               --
                                                       2010      1.348          1.479               --
                                                       2009      1.036          1.348               --
                                                       2008      1.187          1.036               --
                                                       2007      1.139          1.187            3,167
                                                       2006      1.104          1.139            3,229

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.513          1.217               --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.900          0.845            1,614
                                                       2010      0.787          0.900            1,620
                                                       2009      0.680          0.787            1,628
                                                       2008      1.091          0.680            1,635
                                                       2007      1.073          1.091            1,641
                                                       2006      1.001          1.073               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.966          0.860               --
                                                       2010      0.824          0.966            1,313
                                                       2009      0.666          0.824            5,116
                                                       2008      0.971          0.666            6,288
                                                       2007      1.024          0.971            7,928
                                                       2006      1.003          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.097          1.057               --
                                                       2010      0.977          1.097               --
                                                       2009      0.786          0.977               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.166          1.104               --
                                                       2010      1.035          1.166               --
                                                       2009      0.709          1.035               --
                                                       2008      1.337          0.709               --
                                                       2007      1.136          1.337               --
                                                       2006      1.169          1.136               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.122          1.169               --
                                                       2010      1.059          1.122               --
                                                       2009      0.990          1.059               --
                                                       2008      1.048          0.990               --
                                                       2007      1.009          1.048               --
                                                       2006      0.975          1.009               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.096          1.112               --
                                                       2010      1.022          1.096               --
                                                       2009      0.885          1.022               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.005          0.895              915
                                                       2010      0.858          1.005              919
                                                       2009      0.684          0.858              923

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.013          0.991          169,646
                                                       2010      1.036          1.013           38,483
                                                       2009      1.055          1.036           62,582
                                                       2008      1.049          1.055           13,530
                                                       2007      1.022          1.049           24,586
                                                       2006      1.003          1.022           16,140

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.040          0.976               --
                                                       2010      0.950          1.040               --
                                                       2009      0.736          0.950               --
                                                       2008      1.198          0.736               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.640          0.666               --
                                                       2008      1.185          0.640              928
                                                       2007      1.166          1.185              931
                                                       2006      1.156          1.166              934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.969          0.889               --
                                                       2010      0.866          0.969               --
                                                       2009      0.728          0.866               --
                                                       2008      1.221          0.728               --
                                                       2007      1.200          1.221               --
                                                       2006      1.174          1.200               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.902          0.976               --
                                                       2010      0.798          0.902           44,777
                                                       2009      0.621          0.798           47,070
                                                       2008      1.066          0.621           49,771
                                                       2007      1.056          1.066           55,497
                                                       2006      1.002          1.056           61,568

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.137          1.148               --
                                                       2010      1.057          1.137               --
                                                       2009      0.897          1.057               --
                                                       2008      1.071          0.897               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.082          1.069               --
                                                       2010      0.992          1.082           42,696
                                                       2009      0.821          0.992           44,924
                                                       2008      1.070          0.821           47,501
                                                       2007      1.045          1.070           53,048
                                                       2006      1.002          1.045           58,852

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.023          0.987               --
                                                       2010      0.925          1.023           86,790
                                                       2009      0.747          0.925           91,292
                                                       2008      1.071          0.747           96,530
                                                       2007      1.050          1.071          107,731
                                                       2006      1.002          1.050          119,517

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.962          0.905               --
                                                       2010      0.857          0.962               --
                                                       2009      0.679          0.857               --
                                                       2008      1.071          0.679               --
                                                       2007      1.055          1.071               --
                                                       2006      1.002          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.981          0.975              989
                                                       2010      0.876          0.981              993
                                                       2009      0.715          0.876              997

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.147          1.146               --
                                                       2010      1.067          1.147               --
                                                       2009      0.922          1.067               --
                                                       2008      1.214          0.922               --
                                                       2007      1.192          1.214               --
                                                       2006      1.120          1.192               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.221          1.204               --
                                                       2010      1.120          1.221               --
                                                       2009      0.948          1.120               --
                                                       2008      1.438          0.948               --
                                                       2007      1.366          1.438               --
                                                       2006      1.242          1.366               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.979          0.877            1,141
                                                       2010      0.864          0.979            1,146
                                                       2009      0.632          0.864            1,151
                                                       2008      1.087          0.632            1,156
                                                       2007      1.046          1.087            1,161
                                                       2006      0.996          1.046            1,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.028          0.992           69,300
                                                       2010      0.901          1.028           95,479
                                                       2009      0.644          0.901           93,761
                                                       2008      1.136          0.644          127,177
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.062          1.053          104,398
                                                       2010      0.806          1.062          145,734
                                                       2009      0.595          0.806          145,314
                                                       2008      0.909          0.595          146,797

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.172               --
                                                       2006      1.069          1.131            5,579

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.112          1.149               --
                                                       2010      1.073          1.112               --
                                                       2009      1.050          1.073               --
                                                       2008      1.076          1.050               --
                                                       2007      1.053          1.076               --
                                                       2006      1.022          1.053               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.084          1.143               --
                                                       2005      1.048          1.084               --
                                                       2004      0.991          1.048               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.002          1.020               --
                                                       2006      1.018          1.002            6,067
                                                       2005      1.020          1.018            5,409
                                                       2004      1.000          1.020            1,736

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.112          1.146               --
                                                       2008      1.085          1.112               --
                                                       2007      1.020          1.085               --
                                                       2006      1.005          1.020               --
                                                       2005      1.003          1.005               --
                                                       2004      1.000          1.003               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.576          1.703               --
                                                       2006      1.262          1.576               --
                                                       2005      1.150          1.262               --
                                                       2004      1.000          1.150               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.416          1.509               --
                                                       2006      1.235          1.416            5,364
                                                       2005      1.180          1.235            5,408
                                                       2004      1.000          1.180            1,569

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.130          1.201               --
                                                       2005      1.063          1.130               --
                                                       2004      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.012          1.076               --
                                                       2005      1.031          1.012               --
                                                       2004      1.000          1.031               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.337               --
                                                       2005      1.116          1.227               --
                                                       2004      1.000          1.116               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.174               --
                                                       2005      1.097          1.120               --
                                                       2004      1.000          1.097               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.068          1.093               --
                                                       2005      1.065          1.068               --
                                                       2004      1.000          1.065               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.117          1.154               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.124          1.156               --
                                                       2005      1.058          1.124              938
                                                       2004      1.000          1.058               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.162               --
                                                       2005      1.000          1.096           52,812

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.098               --
                                                       2005      1.000          1.063          109,162

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060               --
                                                       2005      1.000          1.042           55,703

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.225          1.298               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.107          1.169               --
                                                       2005      1.098          1.107               --
                                                       2004      1.000          1.098               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.087          1.120               --
                                                       2005      1.080          1.087               --
                                                       2004      1.000          1.080               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.152          1.242               --
                                                       2005      1.106          1.152               --
                                                       2004      0.961          1.106               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.398               --
                                                       2005      1.139          1.220              888
                                                       2004      1.000          1.139               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.147          1.214               --
                                                       2005      1.107          1.147               --
                                                       2004      1.000          1.107               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.099               --
                                                       2005      1.000          1.046               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.095          1.104               --
                                                       2005      1.081          1.095            3,054
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.986          0.975               --
                                                       2005      0.992          0.986               --
                                                       2004      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.144               --
                                                       2005      1.101          1.099               --
                                                       2004      1.000          1.101               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266               --
                                                       2005      1.000          1.102               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.042          1.063               --
                                                       2004      0.979          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.786          0.761               --
                                                       2008      1.252          0.786               --
                                                       2007      1.311          1.252               --
                                                       2006      1.156          1.311               --
                                                       2005      1.135          1.156               --
                                                       2004      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.703          0.719               --
                                                       2008      1.263          0.703               --
                                                       2007      1.149          1.263               --
                                                       2006      1.101          1.149               --
                                                       2005      1.043          1.101               --
                                                       2004      1.000          1.043               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.356          1.316                --
                                                       2005      1.208          1.356           118,938
                                                       2004      1.141          1.208           136,216
                                                       2003      1.000          1.141            47,483

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.961          1.746           366,504
                                                       2010      1.796          1.961           355,520
                                                       2009      1.291          1.796           399,676
                                                       2008      2.145          1.291           414,140
                                                       2007      1.911          2.145           667,915
                                                       2006      1.624          1.911           763,456
                                                       2005      1.457          1.624           748,500
                                                       2004      1.313          1.457           489,566
                                                       2003      1.000          1.313            86,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.600          1.497         1,168,660
                                                       2010      1.380          1.600         1,304,247
                                                       2009      1.013          1.380         1,466,866
                                                       2008      1.850          1.013         1,581,286
                                                       2007      1.685          1.850         1,748,923
                                                       2006      1.564          1.685         2,008,696
                                                       2005      1.377          1.564         2,290,690
                                                       2004      1.253          1.377         1,605,103
                                                       2003      1.000          1.253           136,561

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.368          1.312         1,240,530
                                                       2010      1.256          1.368         1,294,622
                                                       2009      0.979          1.256         1,360,796
                                                       2008      1.612          0.979         1,362,494
                                                       2007      1.571          1.612         1,515,466
                                                       2006      1.395          1.571         1,806,708
                                                       2005      1.349          1.395         1,948,617
                                                       2004      1.250          1.349         1,335,538
                                                       2003      1.000          1.250           227,675

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.633          1.612                --
                                                       2005      1.414          1.633           272,146
                                                       2004      1.210          1.414           194,013
                                                       2003      1.000          1.210            26,959

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.692          2.193                --
                                                       2005      1.615          1.692           681,007
                                                       2004      1.258          1.615           710,953
                                                       2003      1.000          1.258            44,089

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.455          1.389                --
                                                       2007      1.390          1.455            78,010
                                                       2006      1.221          1.390            88,127
                                                       2005      1.197          1.221            96,861
                                                       2004      1.166          1.197            61,163
                                                       2003      1.000          1.166                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.267          1.194                --
                                                       2007      1.458          1.267           364,164
                                                       2006      1.438          1.458           390,874
                                                       2005      1.391          1.438           578,553
                                                       2004      1.278          1.391           440,447
                                                       2003      1.000          1.278            50,060

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.295          1.405                --
                                                       2005      1.203          1.295           483,665
                                                       2004      1.078          1.203           178,177
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.293          1.438                --
                                                       2005      1.201          1.293           408,330
                                                       2004      1.071          1.201           177,278
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.674          1.590           347,057
                                                       2010      1.465          1.674           377,039
                                                       2009      1.106          1.465           393,578
                                                       2008      1.976          1.106           467,202
                                                       2007      1.724          1.976           622,821
                                                       2006      1.583          1.724           641,627
                                                       2005      1.388          1.583           705,307
                                                       2004      1.234          1.388           503,793
                                                       2003      1.000          1.234            79,669

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.401          1.331            42,732
                                                       2010      1.215          1.401            45,478
                                                       2009      0.915          1.215            60,493
                                                       2008      1.597          0.915            64,122
                                                       2007      1.532          1.597            82,858
                                                       2006      1.377          1.532            94,641
                                                       2005      1.167          1.377            91,287
                                                       2004      1.179          1.167            41,106
                                                       2003      1.000          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.474          2.155           490,882
                                                       2010      1.969          2.474           503,376
                                                       2009      1.441          1.969           422,203
                                                       2008      2.442          1.441           381,449
                                                       2007      2.167          2.442           443,368
                                                       2006      1.973          2.167           470,538
                                                       2005      1.710          1.973           470,118
                                                       2004      1.404          1.710           277,003
                                                       2003      1.000          1.404            75,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.429          1.653                --
                                                       2005      1.322          1.429           477,293
                                                       2004      1.201          1.322           330,169
                                                       2003      1.000          1.201            76,105

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.519          3.195                --
                                                       2007      2.797          3.519           394,355
                                                       2006      2.234          2.797           705,718
                                                       2005      1.794          2.234           735,779
                                                       2004      1.472          1.794           352,058
                                                       2003      1.000          1.472            46,788

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.838          1.605           659,711
                                                       2010      1.735          1.838           726,578
                                                       2009      1.296          1.735           720,976
                                                       2008      2.224          1.296           654,891
                                                       2007      1.971          2.224           723,589
                                                       2006      1.661          1.971           709,070
                                                       2005      1.542          1.661         1,084,809
                                                       2004      1.331          1.542           561,804
                                                       2003      1.104          1.331            93,864

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.594          1.897                --
                                                       2005      1.498          1.594           344,238
                                                       2004      1.321          1.498           133,717
                                                       2003      1.000          1.321            38,621

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.047          1.068                --
                                                       2005      1.058          1.047           161,603
                                                       2004      0.989          1.058            19,588

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.213          1.250                --
                                                       2005      1.153          1.213            35,087
                                                       2004      1.089          1.153            48,674
                                                       2003      1.000          1.089            35,512

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.530          1.547                --
                                                       2009      1.246          1.530            39,432
                                                       2008      1.796          1.246            45,516
                                                       2007      1.510          1.796            54,861
                                                       2006      1.453          1.510            81,920
                                                       2005      1.324          1.453           151,746
                                                       2004      1.186          1.324           151,614
                                                       2003      1.000          1.186            16,568

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.890          2.018                --
                                                       2010      1.555          1.890           348,041
                                                       2009      1.014          1.555           316,463
                                                       2008      1.852          1.014           131,042
                                                       2007      1.557          1.852           104,868
                                                       2006      1.478          1.557            86,245
                                                       2005      1.355          1.478           100,506
                                                       2004      1.379          1.355            93,098
                                                       2003      1.000          1.379            73,510

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.619          1.522                --
                                                       2007      1.515          1.619                --
                                                       2006      1.315          1.515                --
                                                       2005      1.274          1.315                --
                                                       2004      1.248          1.274                --
                                                       2003      1.000          1.248               672

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.515          1.690                --
                                                       2005      1.491          1.515           419,277
                                                       2004      1.328          1.491           327,477
                                                       2003      1.000          1.328           201,678

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.447          1.450           126,233
                                                       2010      1.185          1.447           115,583
                                                       2009      0.901          1.185           112,682
                                                       2008      1.547          0.901           137,922
                                                       2007      1.612          1.547           186,336

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.394          1.398            29,163
                                                       2010      1.267          1.394            29,897
                                                       2009      1.061          1.267            27,655
                                                       2008      1.537          1.061            25,421
                                                       2007      1.491          1.537            26,537

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.431          1.312           117,821
                                                       2010      1.255          1.431           123,958
                                                       2009      0.993          1.255           143,417
                                                       2008      1.602          0.993           161,507
                                                       2007      1.681          1.602           189,239

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.261          1.224            96,413
                                                       2010      1.174          1.261            97,996
                                                       2009      0.844          1.174           396,756
                                                       2008      1.377          0.844           142,786
                                                       2007      1.382          1.377           146,075

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.368          1.403            62,719
                                                       2010      1.279          1.368           104,968
                                                       2009      1.051          1.279            99,552
                                                       2008      1.670          1.051           133,976
                                                       2007      1.645          1.670           191,707
                                                       2006      1.424          1.645           198,362
                                                       2005      1.367          1.424           220,078
                                                       2004      1.268          1.367           337,824
                                                       2003      1.000          1.268           223,006

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.923          1.905           159,454
                                                       2010      1.572          1.923           190,199
                                                       2009      1.126          1.572           195,639
                                                       2008      1.944          1.126           198,364
                                                       2007      1.808          1.944           333,304
                                                       2006      1.641          1.808           386,886
                                                       2005      1.601          1.641           397,012
                                                       2004      1.423          1.601           342,427
                                                       2003      1.000          1.423           145,121

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.933          0.906                --
                                                       2008      1.527          0.933           341,355
                                                       2007      1.489          1.527           450,100
                                                       2006      1.324          1.489           605,832
                                                       2005      1.299          1.324           631,868
                                                       2004      1.206          1.299           410,864
                                                       2003      1.000          1.206            90,518

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.165          1.138            11,631
                                                       2010      1.063          1.165             3,285
                                                       2009      0.885          1.063             3,170
                                                       2008      1.211          0.885             3,100
                                                       2007      1.118          1.211             3,195
                                                       2006      1.062          1.118             3,363
                                                       2005      1.041          1.062             3,240
                                                       2004      0.945          1.041             3,300

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.937          0.924                --
                                                       2010      0.878          0.937            26,584
                                                       2009      0.765          0.878            15,283
                                                       2008      0.993          0.765            15,647
                                                       2007      1.003          0.993            24,238
                                                       2006      0.986          1.003            54,675
                                                       2005      0.985          0.986           624,487
                                                       2004      0.997          0.985           438,219
                                                       2003      1.000          0.997                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.620          1.696                --
                                                       2006      1.404          1.620           200,018
                                                       2005      1.380          1.404           186,222
                                                       2004      1.304          1.380           140,570
                                                       2003      1.000          1.304            45,334

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.339          1.392                --
                                                       2006      1.315          1.339           174,228
                                                       2005      1.279          1.315           173,373
                                                       2004      1.302          1.279           147,703
                                                       2003      1.000          1.302             5,538

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.575          1.627                --
                                                       2006      1.451          1.575           199,913
                                                       2005      1.351          1.451           190,031
                                                       2004      1.267          1.351           108,050
                                                       2003      1.000          1.267            10,357

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.441          1.501                --
                                                       2006      1.311          1.441            26,822
                                                       2005      1.295          1.311            27,856
                                                       2004      1.223          1.295             8,022
                                                       2003      1.000          1.223             2,317

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.575          1.633                --
                                                       2006      1.374          1.575           533,019
                                                       2005      1.362          1.374           576,219
                                                       2004      1.237          1.362           334,227
                                                       2003      1.000          1.237            23,042

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936                --
                                                       2006      1.605          1.761           438,788
                                                       2005      1.518          1.605           573,850
                                                       2004      1.252          1.518           369,193
                                                       2003      1.000          1.252            80,170

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.103                --
                                                       2005      1.056          1.072            92,318
                                                       2004      0.981          1.056            83,884

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.731          1.664                --
                                                       2007      1.670          1.731           235,726
                                                       2006      1.762          1.670           238,443

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.559          1.564           247,914
                                                       2010      1.373          1.559           323,414
                                                       2009      0.953          1.373           331,715
                                                       2008      1.286          0.953           233,300
                                                       2007      1.280          1.286           291,616
                                                       2006      1.220          1.280           296,938

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.674                --
                                                       2006      1.518          1.600           375,619

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.307          1.280           285,007
                                                       2010      1.188          1.307           293,615
                                                       2009      1.020          1.188           343,436
                                                       2008      1.665          1.020           306,283
                                                       2007      1.660          1.665           360,574

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.866          0.802           570,908
                                                       2010      0.762          0.866           576,167
                                                       2009      0.577          0.762           687,470
                                                       2008      1.011          0.577           762,788
                                                       2007      1.214          1.011           931,049
                                                       2006      1.003          1.214         1,059,246

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.396          1.226                --
                                                       2010      1.195          1.396                --
                                                       2009      0.947          1.195                --
                                                       2008      1.296          0.947            29,950
                                                       2007      1.340          1.296           141,192
                                                       2006      1.263          1.340            13,909

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.864          1.567           126,226
                                                       2010      1.635          1.864           168,709
                                                       2009      1.076          1.635           192,793
                                                       2008      1.858          1.076           230,313
                                                       2007      1.917          1.858           717,899
                                                       2006      1.748          1.917           206,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.324          1.283            15,038
                                                       2010      1.071          1.324            15,038
                                                       2009      0.817          1.071            13,451
                                                       2008      1.361          0.817             4,708
                                                       2007      1.250          1.361                --
                                                       2006      1.266          1.250                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.788          1.619           166,099
                                                       2010      1.668          1.788           207,920
                                                       2009      1.192          1.668           428,768
                                                       2008      2.098          1.192           212,523
                                                       2007      1.645          2.098           212,930
                                                       2006      1.612          1.645           188,130

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.688          1.565           169,715
                                                       2010      1.401          1.688           179,405
                                                       2009      1.045          1.401           196,624
                                                       2008      1.661          1.045           226,739

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.069          0.990           447,407
                                                       2010      0.890          1.069           576,675
                                                       2009      0.666          0.890           666,203
                                                       2008      1.105          0.666           700,535
                                                       2007      1.253          1.105            17,679

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.881          0.869                --
                                                       2008      1.206          0.881            41,064
                                                       2007      1.160          1.206            81,474
                                                       2006      1.103          1.160            89,078

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.583          1.622           530,150
                                                       2010      1.431          1.583           593,749
                                                       2009      1.068          1.431           635,335
                                                       2008      1.339          1.068           429,278
                                                       2007      1.283          1.339           706,015
                                                       2006      1.230          1.283           680,384

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.952          0.896           433,315
                                                       2010      0.776          0.952           556,675
                                                       2009      0.627          0.776           747,810
                                                       2008      1.049          0.627           694,665
                                                       2007      1.067          1.049           803,393
                                                       2006      0.964          1.067            62,536

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.864          0.819                --
                                                       2008      1.541          0.864           117,570
                                                       2007      1.409          1.541           121,846
                                                       2006      1.433          1.409           145,832

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.970          0.826            69,254

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.910          2.312           212,847
                                                       2010      2.408          2.910           228,808
                                                       2009      1.459          2.408           260,447
                                                       2008      3.199          1.459           250,646

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.771          1.545           540,687
                                                       2010      1.627          1.771           574,162
                                                       2009      1.265          1.627           564,512
                                                       2008      2.246          1.265           655,778
                                                       2007      2.149          2.246            38,853

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.306          1.423           310,034
                                                       2010      1.237          1.306           319,838
                                                       2009      1.070          1.237           287,113
                                                       2008      1.172          1.070           303,957
                                                       2007      1.112          1.172           433,502

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.385          1.396         1,387,380
                                                       2010      1.310          1.385           774,717
                                                       2009      1.181          1.310           685,975

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.399          1.305            21,610
                                                       2010      1.232          1.399            21,418
                                                       2009      1.018          1.232            20,634
                                                       2008      1.550          1.018             4,673
                                                       2007      1.511          1.550            43,579
                                                       2006      1.412          1.511            89,014

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.267                --
                                                       2006      1.098          1.151            14,915

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.474          1.493           443,771
                                                       2010      1.344          1.474           481,112
                                                       2009      1.034          1.344           500,177
                                                       2008      1.185          1.034           281,588
                                                       2007      1.137          1.185           368,385
                                                       2006      1.103          1.137           388,007

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      2.010          1.617           311,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.898          0.842           696,907
                                                       2010      0.785          0.898           754,357
                                                       2009      0.679          0.785           837,753
                                                       2008      1.090          0.679           892,095
                                                       2007      1.073          1.090         1,109,989
                                                       2006      1.001          1.073           668,921

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.964          0.857           897,988
                                                       2010      0.822          0.964           984,492
                                                       2009      0.665          0.822         1,141,011
                                                       2008      0.970          0.665         1,139,528
                                                       2007      1.024          0.970         1,535,978
                                                       2006      1.003          1.024         1,324,857

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.388          1.337           147,699
                                                       2010      1.236          1.388           152,329
                                                       2009      0.995          1.236           147,408

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.505          1.425           109,194
                                                       2010      1.337          1.505           107,471
                                                       2009      0.917          1.337           160,608
                                                       2008      1.729          0.917           189,318
                                                       2007      1.470          1.729           350,570
                                                       2006      1.513          1.470           381,920

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.149          1.197           193,972
                                                       2010      1.086          1.149           204,707
                                                       2009      1.015          1.086           244,693
                                                       2008      1.075          1.015           347,607
                                                       2007      1.035          1.075           415,427
                                                       2006      1.001          1.035           371,120

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.092          1.108           104,461
                                                       2010      1.019          1.092            42,960
                                                       2009      0.883          1.019            40,948

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.166          1.038           183,093
                                                       2010      0.996          1.166           179,770
                                                       2009      0.795          0.996           208,922

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.996          0.973         2,398,749
                                                       2010      1.019          0.996         2,788,304
                                                       2009      1.038          1.019         2,986,298
                                                       2008      1.033          1.038         4,776,389
                                                       2007      1.006          1.033         2,191,855
                                                       2006      0.988          1.006         3,150,633

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.200          1.126            52,030
                                                       2010      1.096          1.200            46,753
                                                       2009      0.850          1.096            44,882
                                                       2008      1.384          0.850            45,468

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.743          0.774                --
                                                       2008      1.378          0.743           115,085
                                                       2007      1.357          1.378           134,507
                                                       2006      1.345          1.357           147,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.163          1.066           178,475
                                                       2010      1.040          1.163           179,732
                                                       2009      0.874          1.040           157,203
                                                       2008      1.467          0.874           171,530
                                                       2007      1.442          1.467           192,982
                                                       2006      1.412          1.442           213,537

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.900          0.973                --
                                                       2010      0.796          0.900            69,303
                                                       2009      0.620          0.796           377,802
                                                       2008      1.065          0.620           429,900
                                                       2007      1.055          1.065           429,944
                                                       2006      1.002          1.055            88,728

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.135          1.145           464,840
                                                       2010      1.055          1.135           547,931
                                                       2009      0.896          1.055           422,602
                                                       2008      1.071          0.896           393,489
                                                       2007      1.038          1.071           393,528
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.080          1.066           359,060
                                                       2010      0.990          1.080           440,225
                                                       2009      0.819          0.990           456,936
                                                       2008      1.070          0.819           397,189
                                                       2007      1.044          1.070            16,368
                                                       2006      1.002          1.044             2,322

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.021          0.984           580,845
                                                       2010      0.923          1.021           586,069
                                                       2009      0.746          0.923           736,500
                                                       2008      1.070          0.746           830,396
                                                       2007      1.050          1.070           634,367
                                                       2006      1.002          1.050           649,461

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.959          0.902            44,644
                                                       2010      0.856          0.959           185,462
                                                       2009      0.678          0.856           186,029
                                                       2008      1.070          0.678           359,704
                                                       2007      1.054          1.070           665,980
                                                       2006      1.002          1.054         1,179,107

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.978          0.972         1,222,586
                                                       2010      0.874          0.978         1,315,224
                                                       2009      0.714          0.874         1,424,412

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.292          1.290           750,201
                                                       2010      1.203          1.292           827,928
                                                       2009      1.040          1.203           843,405
                                                       2008      1.370          1.040         1,055,838
                                                       2007      1.346          1.370         1,034,026
                                                       2006      1.265          1.346         1,067,742

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.217          1.199           116,928
                                                       2010      1.117          1.217           194,883
                                                       2009      0.946          1.117           285,920
                                                       2008      1.435          0.946           273,405
                                                       2007      1.365          1.435           310,544
                                                       2006      1.241          1.365           371,856

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.977          0.874           671,115
                                                       2010      0.862          0.977           645,990
                                                       2009      0.631          0.862           683,113
                                                       2008      1.086          0.631           755,075
                                                       2007      1.046          1.086           934,133
                                                       2006      0.996          1.046         1,181,410

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.026          0.989           262,441
                                                       2010      0.899          1.026           307,400
                                                       2009      0.643          0.899           361,706
                                                       2008      1.135          0.643           356,675
                                                       2007      1.064          1.135           139,496
                                                       2006      0.998          1.064           173,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.372          1.360           688,470
                                                       2010      1.043          1.372           788,168
                                                       2009      0.770          1.043           607,650
                                                       2008      1.176          0.770           629,902

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170                --
                                                       2006      1.068          1.130           104,585

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.108          1.144           181,278
                                                       2010      1.070          1.108           386,489
                                                       2009      1.048          1.070           408,253
                                                       2008      1.074          1.048           176,288
                                                       2007      1.052          1.074           156,346
                                                       2006      1.021          1.052           168,187

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         2,155,851
                                                       2004      0.989          0.977         1,991,303
                                                       2003      1.000          0.989           226,850

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.083          1.141                --
                                                       2005      1.048          1.083             9,491
                                                       2004      0.991          1.048                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.088          1.108                --
                                                       2006      1.106          1.088           501,450
                                                       2005      1.108          1.106           632,376
                                                       2004      1.041          1.108           355,171
                                                       2003      1.000          1.041            56,875

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.143          1.178                --
                                                       2008      1.116          1.143           835,476
                                                       2007      1.050          1.116           794,155
                                                       2006      1.034          1.050           863,716
                                                       2005      1.033          1.034         1,056,216
                                                       2004      1.008          1.033           669,474
                                                       2003      1.000          1.008           326,292

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.000          2.161                --
                                                       2006      1.603          2.000            19,791
                                                       2005      1.462          1.603            23,041
                                                       2004      1.287          1.462            41,689
                                                       2003      1.000          1.287            58,487

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.104          2.242                --
                                                       2006      1.836          2.104           238,721
                                                       2005      1.755          1.836           279,291
                                                       2004      1.423          1.755           761,420
                                                       2003      1.000          1.423            18,683

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.349          1.433                --
                                                       2005      1.270          1.349           205,672
                                                       2004      1.220          1.270           165,632
                                                       2003      1.000          1.220            10,359

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.156          1.230                --
                                                       2005      1.179          1.156           255,243
                                                       2004      1.135          1.179           188,358
                                                       2003      1.000          1.135            19,146

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.617          1.762                --
                                                       2005      1.472          1.617           297,839
                                                       2004      1.293          1.472           227,258
                                                       2003      1.000          1.293            18,218

  Travelers Equity Income Subaccount (5/03)..........  2006      1.347          1.412                --
                                                       2005      1.320          1.347           204,053
                                                       2004      1.229          1.320           150,613
                                                       2003      1.000          1.229            45,432

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.193          1.220                --
                                                       2005      1.190          1.193           286,829
                                                       2004      1.103          1.190           208,068
                                                       2003      1.000          1.103            33,024

  Travelers Federated Stock Subaccount (6/03)........  2006      1.385          1.430                --
                                                       2005      1.345          1.385            23,564
                                                       2004      1.245          1.345            15,490
                                                       2003      1.000          1.245             5,945

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.308          1.345                --
                                                       2005      1.231          1.308           108,488
                                                       2004      1.183          1.231            58,557
                                                       2003      1.000          1.183            11,500

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.162                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.098                --
                                                       2005      1.000          1.062           469,242

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.116                --
                                                       2005      1.000          1.073           906,666

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060                --
                                                       2005      1.000          1.042             2,205

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.433          1.518                --
                                                       2005      1.309          1.433           282,601
                                                       2004      1.156          1.309           153,164
                                                       2003      1.000          1.156            56,979

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.433          1.513                --
                                                       2005      1.422          1.433           248,731
                                                       2004      1.276          1.422           141,938
                                                       2003      1.000          1.276            63,421

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.228          1.265                --
                                                       2005      1.221          1.228         1,227,410
                                                       2004      1.121          1.221         1,158,398
                                                       2003      1.000          1.121           421,068

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.151          1.241                --
                                                       2005      1.106          1.151           266,011
                                                       2004      0.961          1.106           159,450

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.525          1.748                --
                                                       2005      1.425          1.525           179,628
                                                       2004      1.260          1.425            94,813
                                                       2003      1.000          1.260            41,364

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.334          1.412                --
                                                       2005      1.288          1.334            87,965
                                                       2004      1.186          1.288            14,897
                                                       2003      1.000          1.186                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.103                --
                                                       2005      1.080          1.094           388,275
                                                       2004      0.970          1.080           277,659

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.013          1.001                --
                                                       2005      1.020          1.013           624,547
                                                       2004      1.010          1.020           427,684
                                                       2003      1.000          1.010           142,767

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.313          1.367                --
                                                       2005      1.317          1.313            35,777
                                                       2004      1.223          1.317            24,172
                                                       2003      1.000          1.223            22,316

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.062          1.021                --
                                                       2005      1.041          1.062           175,255
                                                       2004      0.979          1.041            88,140

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.995          0.963                --
                                                       2008      1.586          0.995           156,985
                                                       2007      1.662          1.586           226,055
                                                       2006      1.465          1.662           248,635
                                                       2005      1.440          1.465           256,421
                                                       2004      1.255          1.440           155,844
                                                       2003      1.000          1.255            73,766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.806          0.824                --
                                                       2008      1.449          0.806                --
                                                       2007      1.319          1.449                --
                                                       2006      1.264          1.319                --
                                                       2005      1.199          1.264                --
                                                       2004      1.182          1.199                --
                                                       2003      1.000          1.182                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.215          1.179                --
                                                       2005      1.083          1.215                --
                                                       2004      1.000          1.083                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.499          1.334                --
                                                       2010      1.374          1.499                --
                                                       2009      0.988          1.374                --
                                                       2008      1.642          0.988                --
                                                       2007      1.464          1.642                --
                                                       2006      1.244          1.464                --
                                                       2005      1.117          1.244                --
                                                       2004      1.000          1.117                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.274          1.191                --
                                                       2010      1.099          1.274                --
                                                       2009      0.807          1.099                --
                                                       2008      1.475          0.807                --
                                                       2007      1.344          1.475                --
                                                       2006      1.248          1.344                --
                                                       2005      1.100          1.248                --
                                                       2004      1.000          1.100                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.088          1.044                --
                                                       2010      1.000          1.088                --
                                                       2009      0.780          1.000                --
                                                       2008      1.285          0.780             6,960
                                                       2007      1.252          1.285             7,514
                                                       2006      1.113          1.252             7,634
                                                       2005      1.077          1.113             7,713
                                                       2004      1.000          1.077                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.342          1.325                --
                                                       2005      1.162          1.342                --
                                                       2004      1.000          1.162                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.257          1.628                --
                                                       2005      1.201          1.257             6,786
                                                       2004      1.000          1.201                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.254          1.198                --
                                                       2007      1.199          1.254                --
                                                       2006      1.054          1.199                --
                                                       2005      1.033          1.054                --
                                                       2004      1.000          1.033                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.960          0.904                --
                                                       2007      1.105          0.960                --
                                                       2006      1.090          1.105                --
                                                       2005      1.054          1.090                --
                                                       2004      1.000          1.054                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.299                --
                                                       2005      1.112          1.197                --
                                                       2004      1.000          1.112                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.179          1.311                --
                                                       2005      1.097          1.179                --
                                                       2004      1.000          1.097                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.355          1.287                --
                                                       2010      1.187          1.355                --
                                                       2009      0.897          1.187                --
                                                       2008      1.602          0.897             6,151
                                                       2007      1.398          1.602             6,112
                                                       2006      1.285          1.398             6,799
                                                       2005      1.127          1.285             6,666
                                                       2004      1.000          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.233          1.171                --
                                                       2010      1.070          1.233                --
                                                       2009      0.807          1.070                --
                                                       2008      1.408          0.807                --
                                                       2007      1.351          1.408                --
                                                       2006      1.215          1.351                --
                                                       2005      1.031          1.215                --
                                                       2004      1.000          1.031                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      1.727          1.504                --
                                                       2010      1.375          1.727                --
                                                       2009      1.008          1.375                --
                                                       2008      1.708          1.008                --
                                                       2007      1.516          1.708                --
                                                       2006      1.381          1.516                --
                                                       2005      1.198          1.381                --
                                                       2004      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.173          1.357                --
                                                       2005      1.087          1.173                --
                                                       2004      1.000          1.087                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.310          2.096                --
                                                       2007      1.837          2.310                --
                                                       2006      1.468          1.837                --
                                                       2005      1.179          1.468                --
                                                       2004      1.000          1.179                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.369          1.195                --
                                                       2010      1.293          1.369                --
                                                       2009      0.966          1.293                --
                                                       2008      1.659          0.966                --
                                                       2007      1.471          1.659                --
                                                       2006      1.240          1.471                --
                                                       2005      1.152          1.240                --
                                                       2004      1.000          1.152                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.206          1.435                --
                                                       2005      1.134          1.206             7,298
                                                       2004      1.000          1.134                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067                --
                                                       2005      1.057          1.046                --
                                                       2004      0.989          1.057                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.115          1.148                --
                                                       2005      1.060          1.115                --
                                                       2004      1.000          1.060                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.226          1.240                --
                                                       2009      0.999          1.226                --
                                                       2008      1.441          0.999                --
                                                       2007      1.213          1.441                --
                                                       2006      1.167          1.213                --
                                                       2005      1.064          1.167                --
                                                       2004      1.000          1.064                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.412          1.508                --
                                                       2010      1.162          1.412                --
                                                       2009      0.758          1.162                --
                                                       2008      1.386          0.758                --
                                                       2007      1.166          1.386                --
                                                       2006      1.107          1.166                --
                                                       2005      1.016          1.107                --
                                                       2004      1.000          1.016                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.298          1.220                --
                                                       2007      1.215          1.298                --
                                                       2006      1.055          1.215                --
                                                       2005      1.023          1.055                --
                                                       2004      1.000          1.023                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.132          1.262                --
                                                       2005      1.114          1.132                --
                                                       2004      1.000          1.114                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.110          1.111                --
                                                       2010      0.909          1.110                --
                                                       2009      0.691          0.909                --
                                                       2008      1.188          0.691                --
                                                       2007      1.238          1.188                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.155          1.157                --
                                                       2010      1.049          1.155                --
                                                       2009      0.880          1.049                --
                                                       2008      1.274          0.880                --
                                                       2007      1.237          1.274                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.087          0.996                --
                                                       2010      0.955          1.087                --
                                                       2009      0.756          0.955                --
                                                       2008      1.220          0.756                --
                                                       2007      1.280          1.220                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.986          0.957                --
                                                       2010      0.919          0.986                --
                                                       2009      0.661          0.919                --
                                                       2008      1.079          0.661                --
                                                       2007      1.083          1.079                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.065          1.091                --
                                                       2010      0.996          1.065                --
                                                       2009      0.819          0.996                --
                                                       2008      1.302          0.819                --
                                                       2007      1.283          1.302                --
                                                       2006      1.111          1.283                --
                                                       2005      1.067          1.111                --
                                                       2004      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.340          1.327                --
                                                       2010      1.096          1.340                --
                                                       2009      0.786          1.096                --
                                                       2008      1.357          0.786                --
                                                       2007      1.263          1.357                --
                                                       2006      1.146          1.263                --
                                                       2005      1.119          1.146                --
                                                       2004      1.000          1.119                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.778          0.756                --
                                                       2008      1.275          0.778                --
                                                       2007      1.244          1.275                --
                                                       2006      1.106          1.244                --
                                                       2005      1.086          1.106                --
                                                       2004      1.000          1.086                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.161          1.134                --
                                                       2010      1.060          1.161                --
                                                       2009      0.883          1.060                --
                                                       2008      1.209          0.883                --
                                                       2007      1.116          1.209                --
                                                       2006      1.061          1.116                --
                                                       2005      1.040          1.061                --
                                                       2004      0.945          1.040                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.937          0.924                --
                                                       2010      0.879          0.937                --
                                                       2009      0.766          0.879                --
                                                       2008      0.995          0.766             6,442
                                                       2007      1.006          0.995             9,730
                                                       2006      0.989          1.006             9,418
                                                       2005      0.989          0.989             8,717
                                                       2004      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.234          1.291                --
                                                       2006      1.070          1.234                --
                                                       2005      1.052          1.070                --
                                                       2004      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.049          1.091                --
                                                       2006      1.031          1.049                --
                                                       2005      1.003          1.031                --
                                                       2004      1.000          1.003                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.210          1.249                --
                                                       2006      1.115          1.210                --
                                                       2005      1.039          1.115                --
                                                       2004      1.000          1.039                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246                --
                                                       2006      1.089          1.195                --
                                                       2005      1.076          1.089                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.276          1.323                --
                                                       2006      1.114          1.276             7,582
                                                       2005      1.104          1.114             7,685
                                                       2004      1.000          1.104                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.508                --
                                                       2006      1.251          1.372                --
                                                       2005      1.183          1.251                --
                                                       2004      1.000          1.183                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102                --
                                                       2005      1.056          1.071                --
                                                       2004      0.981          1.056                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.309          1.259                --
                                                       2007      1.264          1.309                --
                                                       2006      1.334          1.264                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.391          1.394                --
                                                       2010      1.225          1.391                --
                                                       2009      0.851          1.225                --
                                                       2008      1.148          0.851                --
                                                       2007      1.144          1.148                --
                                                       2006      1.091          1.144                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.428                --
                                                       2006      1.296          1.365                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.113          1.089                --
                                                       2010      1.012          1.113                --
                                                       2009      0.869          1.012                --
                                                       2008      1.419          0.869                --
                                                       2007      1.416          1.419                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.864          0.800                --
                                                       2010      0.761          0.864                --
                                                       2009      0.577          0.761                --
                                                       2008      1.010          0.577            10,529
                                                       2007      1.214          1.010             9,391
                                                       2006      1.003          1.214             7,722

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.392          1.222                --
                                                       2010      1.192          1.392                --
                                                       2009      0.945          1.192                --
                                                       2008      1.294          0.945                --
                                                       2007      1.338          1.294                --
                                                       2006      1.262          1.338                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.484          1.247                --
                                                       2010      1.303          1.484                --
                                                       2009      0.858          1.303                --
                                                       2008      1.482          0.858                --
                                                       2007      1.530          1.482                --
                                                       2006      1.395          1.530                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.320          1.279                --
                                                       2010      1.069          1.320                --
                                                       2009      0.815          1.069                --
                                                       2008      1.359          0.815                --
                                                       2007      1.249          1.359                --
                                                       2006      1.265          1.249                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.466          1.327                --
                                                       2010      1.368          1.466                --
                                                       2009      0.978          1.368                --
                                                       2008      1.722          0.978                --
                                                       2007      1.351          1.722                --
                                                       2006      1.325          1.351                --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.275          1.181                --
                                                       2010      1.059          1.275                --
                                                       2009      0.790          1.059                --
                                                       2008      1.256          0.790                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.066          0.987            22,778
                                                       2010      0.888          1.066             1,211
                                                       2009      0.665          0.888             1,320
                                                       2008      1.104          0.665             1,150
                                                       2007      1.252          1.104                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.879          0.867                --
                                                       2008      1.204          0.879                --
                                                       2007      1.159          1.204                --
                                                       2006      1.102          1.159                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.379          1.412                --
                                                       2010      1.247          1.379                --
                                                       2009      0.931          1.247                --
                                                       2008      1.168          0.931                --
                                                       2007      1.120          1.168                --
                                                       2006      1.074          1.120                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.950          0.893                --
                                                       2010      0.774          0.950                --
                                                       2009      0.627          0.774                --
                                                       2008      1.048          0.627                --
                                                       2007      1.067          1.048                --
                                                       2006      0.964          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.721          0.684                --
                                                       2008      1.288          0.721                --
                                                       2007      1.178          1.288                --
                                                       2006      1.198          1.178                --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.968          0.824            39,426

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      1.907          1.515                --
                                                       2010      1.579          1.907                --
                                                       2009      0.957          1.579                --
                                                       2008      2.099          0.957                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.389          1.211            85,215
                                                       2010      1.276          1.389           110,147
                                                       2009      0.993          1.276           123,124
                                                       2008      1.764          0.993           144,732
                                                       2007      1.688          1.764                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.197          1.303                --
                                                       2010      1.134          1.197                --
                                                       2009      0.981          1.134                --
                                                       2008      1.076          0.981                --
                                                       2007      1.021          1.076                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.339          1.350         1,457,451
                                                       2010      1.268          1.339                --
                                                       2009      1.143          1.268                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.198          1.117                --
                                                       2010      1.055          1.198                --
                                                       2009      0.872          1.055                --
                                                       2008      1.330          0.872                --
                                                       2007      1.297          1.330                --
                                                       2006      1.212          1.297                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.266                --
                                                       2006      1.098          1.150                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.469          1.487                 0
                                                       2010      1.340          1.469                 0
                                                       2009      1.031          1.340                 0
                                                       2008      1.183          1.031             8,976
                                                       2007      1.136          1.183             9,573
                                                       2006      1.102          1.136             9,573

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.502          1.208                --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.896          0.840                --
                                                       2010      0.784          0.896                --
                                                       2009      0.678          0.784                --
                                                       2008      1.089          0.678            16,728
                                                       2007      1.072          1.089            17,763
                                                       2006      1.001          1.072             9,022

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.961          0.855                --
                                                       2010      0.821          0.961                --
                                                       2009      0.665          0.821                --
                                                       2008      0.970          0.665                --
                                                       2007      1.024          0.970                --
                                                       2006      1.003          1.024                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.090          1.049                --
                                                       2010      0.971          1.090                --
                                                       2009      0.782          0.971                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.158          1.095                --
                                                       2010      1.029          1.158                --
                                                       2009      0.706          1.029                --
                                                       2008      1.332          0.706                --
                                                       2007      1.133          1.332                --
                                                       2006      1.166          1.133                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.114          1.160                (0)
                                                       2010      1.053          1.114                (0)
                                                       2009      0.985          1.053                (0)
                                                       2008      1.044          0.985             5,265
                                                       2007      1.006          1.044             9,323
                                                       2006      0.973          1.006                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.089          1.104                --
                                                       2010      1.016          1.089                --
                                                       2009      0.880          1.016                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.998          0.888                --
                                                       2010      0.853          0.998                --
                                                       2009      0.680          0.853                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.006          0.983         2,956,894
                                                       2010      1.030          1.006         3,591,722
                                                       2009      1.050          1.030         5,196,783
                                                       2008      1.045          1.050         5,906,840
                                                       2007      1.019          1.045         5,419,780
                                                       2006      1.001          1.019         3,247,845

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.033          0.969                --
                                                       2010      0.945          1.033                --
                                                       2009      0.733          0.945                --
                                                       2008      1.193          0.733                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.636          0.662                --
                                                       2008      1.181          0.636                --
                                                       2007      1.163          1.181                --
                                                       2006      1.153          1.163                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.963          0.882                 0
                                                       2010      0.861          0.963                 0
                                                       2009      0.724          0.861                 0
                                                       2008      1.216          0.724             7,698
                                                       2007      1.196          1.216             7,990
                                                       2006      1.172          1.196             8,033

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.898          0.971                --
                                                       2010      0.795          0.898            39,476
                                                       2009      0.619          0.795            39,529
                                                       2008      1.064          0.619            39,583
                                                       2007      1.055          1.064            39,627
                                                       2006      1.002          1.055            39,664

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.132          1.142                --
                                                       2010      1.053          1.132                --
                                                       2009      0.894          1.053                --
                                                       2008      1.070          0.894             9,920
                                                       2007      1.037          1.070            10,580
                                                       2006      1.001          1.037            10,580

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.077          1.063                --
                                                       2010      0.989          1.077                --
                                                       2009      0.818          0.989                --
                                                       2008      1.069          0.818                --
                                                       2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.018          0.981                --
                                                       2010      0.921          1.018                --
                                                       2009      0.745          0.921                --
                                                       2008      1.069          0.745                --
                                                       2007      1.049          1.069                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.957          0.900            80,109
                                                       2010      0.854          0.957            85,477
                                                       2009      0.678          0.854            91,251
                                                       2008      1.069          0.678            98,175
                                                       2007      1.054          1.069           104,041
                                                       2006      1.002          1.054           108,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.976          0.969            12,447
                                                       2010      0.873          0.976            12,456
                                                       2009      0.713          0.873            13,259

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.139          1.137                (0)
                                                       2010      1.061          1.139                (0)
                                                       2009      0.918          1.061                (0)
                                                       2008      1.210          0.918             5,781
                                                       2007      1.189          1.210             8,009
                                                       2006      1.118          1.189             8,053

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.213          1.195                --
                                                       2010      1.114          1.213                --
                                                       2009      0.944          1.114                --
                                                       2008      1.433          0.944                --
                                                       2007      1.363          1.433                --
                                                       2006      1.239          1.363                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.974          0.872                --
                                                       2010      0.861          0.974                --
                                                       2009      0.630          0.861                --
                                                       2008      1.085          0.630             8,987
                                                       2007      1.046          1.085             8,884
                                                       2006      0.996          1.046             9,237

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.023          0.986           143,122
                                                       2010      0.897          1.023           140,258
                                                       2009      0.642          0.897           262,608
                                                       2008      1.134          0.642           166,329
                                                       2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.055          1.045                --
                                                       2010      0.802          1.055                --
                                                       2009      0.592          0.802            64,741
                                                       2008      0.906          0.592            19,779

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.128          1.168                --
                                                       2006      1.067          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.104          1.140                --
                                                       2010      1.067          1.104                --
                                                       2009      1.045          1.067                --
                                                       2008      1.072          1.045                --
                                                       2007      1.051          1.072                --
                                                       2006      1.020          1.051                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                --
                                                       2005      0.990          0.995                --
                                                       2004      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140                --
                                                       2005      1.047          1.082             7,841
                                                       2004      0.991          1.047                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.999          1.017                --
                                                       2006      1.016          0.999                --
                                                       2005      1.019          1.016                --
                                                       2004      1.000          1.019                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.106          1.140                --
                                                       2008      1.081          1.106                --
                                                       2007      1.017          1.081                --
                                                       2006      1.003          1.017                --
                                                       2005      1.002          1.003                --
                                                       2004      1.000          1.002                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.572          1.697                --
                                                       2006      1.260          1.572                --
                                                       2005      1.149          1.260                --
                                                       2004      1.000          1.149                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.412          1.504                --
                                                       2006      1.233          1.412                --
                                                       2005      1.179          1.233                --
                                                       2004      1.000          1.179                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.128          1.198                --
                                                       2005      1.062          1.128                --
                                                       2004      1.000          1.062                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.010          1.074                --
                                                       2005      1.030          1.010                --
                                                       2004      1.000          1.030                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.334                --
                                                       2005      1.115          1.224                --
                                                       2004      1.000          1.115                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.118          1.172                --
                                                       2005      1.096          1.118             7,621
                                                       2004      1.000          1.096                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.066          1.091                --
                                                       2005      1.064          1.066                --
                                                       2004      1.000          1.064                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.115          1.152                --
                                                       2005      1.084          1.115                --
                                                       2004      1.000          1.084                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.122          1.153                --
                                                       2005      1.057          1.122                --
                                                       2004      1.000          1.057                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.161                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026            10,313

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.116                --
                                                       2005      1.000          1.072           102,060

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.059                --
                                                       2005      1.000          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.223          1.296                --
                                                       2005      1.118          1.223                --
                                                       2004      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.105          1.166                --
                                                       2005      1.098          1.105                --
                                                       2004      1.000          1.098                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.085          1.118                --
                                                       2005      1.079          1.085             7,906
                                                       2004      1.000          1.079                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.150          1.239                --
                                                       2005      1.106          1.150                --
                                                       2004      0.961          1.106                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.218          1.395                --
                                                       2005      1.138          1.218                --
                                                       2004      1.000          1.138                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.145          1.212                --
                                                       2005      1.106          1.145                --
                                                       2004      1.000          1.106                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.102                --
                                                       2005      1.080          1.094             9,573
                                                       2004      0.970          1.080                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.984          0.973                --
                                                       2005      0.992          0.984             8,795
                                                       2004      1.000          0.992                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.097          1.142                --
                                                       2005      1.100          1.097                --
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.265                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.020                --
                                                       2005      1.041          1.061                --
                                                       2004      0.979          1.041                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.782          0.757                --
                                                       2008      1.247          0.782                --
                                                       2007      1.308          1.247                --
                                                       2006      1.153          1.308                --
                                                       2005      1.134          1.153                --
                                                       2004      1.000          1.134                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.700          0.715                --
                                                       2008      1.258          0.700                --
                                                       2007      1.146          1.258                --
                                                       2006      1.099          1.146                --
                                                       2005      1.043          1.099                --
                                                       2004      1.000          1.043                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.186          1.151                --
                                                       2005      1.058          1.186            13,923
                                                       2004      1.000          1.058             6,266

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.489          1.325           264,594
                                                       2010      1.365          1.489           260,760
                                                       2009      0.983          1.365           238,175
                                                       2008      1.634          0.983           313,588
                                                       2007      1.457          1.634           302,749
                                                       2006      1.239          1.457           298,965
                                                       2005      1.113          1.239           283,179
                                                       2004      1.000          1.113            56,118

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.254          1.172           614,177
                                                       2010      1.082          1.254           637,392
                                                       2009      0.795          1.082           688,936
                                                       2008      1.453          0.795           784,927
                                                       2007      1.325          1.453           894,474
                                                       2006      1.231          1.325         1,008,487
                                                       2005      1.086          1.231         1,096,818
                                                       2004      1.000          1.086            62,763

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.073          1.028           421,497
                                                       2010      0.986          1.073           433,511
                                                       2009      0.770          0.986           676,238
                                                       2008      1.269          0.770           712,191
                                                       2007      1.237          1.269           947,241
                                                       2006      1.100          1.237         1,030,688
                                                       2005      1.065          1.100         1,143,451
                                                       2004      1.000          1.065           248,977

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.349          1.331                --
                                                       2005      1.169          1.349           678,965
                                                       2004      1.000          1.169            21,941

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.347          1.744                --
                                                       2005      1.287          1.347            89,921
                                                       2004      1.000          1.287                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.239          1.183                --
                                                       2007      1.185          1.239            80,873
                                                       2006      1.042          1.185            87,735
                                                       2005      1.022          1.042            89,465
                                                       2004      1.000          1.022            11,107

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.993          0.935                --
                                                       2007      1.144          0.993            96,887
                                                       2006      1.129          1.144            96,101
                                                       2005      1.093          1.129           119,790
                                                       2004      1.000          1.093            12,455

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.201          1.303                --
                                                       2005      1.116          1.201           328,531
                                                       2004      1.000          1.116             4,832

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.203          1.337                --
                                                       2005      1.119          1.203           158,626
                                                       2004      1.000          1.119            10,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.326          1.259           121,933
                                                       2010      1.162          1.326           126,803
                                                       2009      0.878          1.162           162,252
                                                       2008      1.570          0.878           171,256
                                                       2007      1.371          1.570           188,373
                                                       2006      1.260          1.371           181,357
                                                       2005      1.107          1.260           148,235
                                                       2004      1.000          1.107            28,719

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.240          1.177                --
                                                       2010      1.076          1.240                --
                                                       2009      0.812          1.076             5,053
                                                       2008      1.418          0.812             5,024
                                                       2007      1.361          1.418             4,785
                                                       2006      1.225          1.361             4,605
                                                       2005      1.040          1.225             5,132
                                                       2004      1.000          1.040                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      1.764          1.535           168,703
                                                       2010      1.405          1.764           175,491
                                                       2009      1.030          1.405           233,342
                                                       2008      1.747          1.030           200,539
                                                       2007      1.551          1.747           222,946
                                                       2006      1.414          1.551           251,232
                                                       2005      1.227          1.414           238,798
                                                       2004      1.000          1.227            23,433

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.187          1.372                --
                                                       2005      1.100          1.187           104,000
                                                       2004      1.000          1.100                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.467          2.238                --
                                                       2007      1.962          2.467           127,952
                                                       2006      1.569          1.962           139,225
                                                       2005      1.261          1.569           137,970
                                                       2004      1.000          1.261             6,091

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.369          1.195           497,969
                                                       2010      1.294          1.369           491,308
                                                       2009      0.967          1.294           776,946
                                                       2008      1.661          0.967           734,973
                                                       2007      1.474          1.661         1,009,051
                                                       2006      1.243          1.474         1,120,661
                                                       2005      1.156          1.243           740,036
                                                       2004      1.000          1.156                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.190          1.415                --
                                                       2005      1.119          1.190           413,565
                                                       2004      1.000          1.119            20,151

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.085                --
                                                       2005      1.076          1.064           135,067
                                                       2004      1.007          1.076            13,701

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.123          1.156                --
                                                       2005      1.068          1.123                --
                                                       2004      1.000          1.068                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.194          1.207                --
                                                       2009      0.973          1.194                --
                                                       2008      1.405          0.973                --
                                                       2007      1.182          1.405                --
                                                       2006      1.139          1.182                --
                                                       2005      1.038          1.139                --
                                                       2004      1.000          1.038                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.458          1.557                --
                                                       2010      1.201          1.458            30,190
                                                       2009      0.784          1.201            17,501
                                                       2008      1.433          0.784            18,690
                                                       2007      1.206          1.433            20,826
                                                       2006      1.146          1.206            17,567
                                                       2005      1.052          1.146             4,581
                                                       2004      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.377          1.294                --
                                                       2007      1.290          1.377                --
                                                       2006      1.120          1.290                --
                                                       2005      1.087          1.120                --
                                                       2004      1.000          1.087                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.143          1.274                --
                                                       2005      1.125          1.143            90,093
                                                       2004      1.000          1.125                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.122          1.123            71,966
                                                       2010      0.920          1.122            76,310
                                                       2009      0.700          0.920           375,983
                                                       2008      1.203          0.700           361,066
                                                       2007      1.255          1.203           375,920

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.140          1.142                --
                                                       2010      1.037          1.140                --
                                                       2009      0.870          1.037                --
                                                       2008      1.260          0.870             1,606
                                                       2007      1.224          1.260             4,254

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.089          0.997            51,383
                                                       2010      0.956          1.089            51,390
                                                       2009      0.757          0.956            51,398
                                                       2008      1.223          0.757            51,407
                                                       2007      1.284          1.223           223,404

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      0.971          0.941                --
                                                       2010      0.905          0.971                --
                                                       2009      0.651          0.905                --
                                                       2008      1.064          0.651                --
                                                       2007      1.068          1.064                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.073          1.100                --
                                                       2010      1.004          1.073                --
                                                       2009      0.826          1.004                --
                                                       2008      1.314          0.826                --
                                                       2007      1.296          1.314                --
                                                       2006      1.122          1.296                --
                                                       2005      1.079          1.122                --
                                                       2004      1.000          1.079                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.392          1.378            25,762
                                                       2010      1.139          1.392            26,111
                                                       2009      0.817          1.139            31,574
                                                       2008      1.411          0.817            40,158
                                                       2007      1.314          1.411            37,389
                                                       2006      1.194          1.314            38,121
                                                       2005      1.166          1.194            39,664
                                                       2004      1.000          1.166             7,372

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.765          0.742                --
                                                       2008      1.253          0.765            24,030
                                                       2007      1.224          1.253            23,895
                                                       2006      1.089          1.224            36,493
                                                       2005      1.070          1.089            60,633
                                                       2004      1.000          1.070                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.196          1.167             2,583
                                                       2010      1.092          1.196             2,872
                                                       2009      0.911          1.092             2,855
                                                       2008      1.247          0.911             2,845
                                                       2007      1.152          1.247             4,108
                                                       2006      1.096          1.152             4,229
                                                       2005      1.075          1.096             3,702
                                                       2004      1.000          1.075                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.943          0.929                --
                                                       2010      0.884          0.943           156,088
                                                       2009      0.771          0.884           161,688
                                                       2008      1.002          0.771           151,651
                                                       2007      1.013          1.002           545,659
                                                       2006      0.997          1.013           558,584
                                                       2005      0.997          0.997           588,291
                                                       2004      1.000          0.997            42,987

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.238          1.296                --
                                                       2006      1.074          1.238           229,339
                                                       2005      1.057          1.074           236,481
                                                       2004      1.000          1.057                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.035          1.076                --
                                                       2006      1.017          1.035                --
                                                       2005      0.990          1.017                --
                                                       2004      1.000          0.990                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.226          1.266                --
                                                       2006      1.131          1.226           502,011
                                                       2005      1.054          1.131           718,648
                                                       2004      1.000          1.054                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.183          1.232                --
                                                       2006      1.078          1.183             4,390
                                                       2005      1.065          1.078             4,417
                                                       2004      1.000          1.065             4,371

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.269          1.315                --
                                                       2006      1.108          1.269           230,266
                                                       2005      1.099          1.108           253,593
                                                       2004      1.000          1.099            34,875

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.343          1.477                --
                                                       2006      1.226          1.343           441,478
                                                       2005      1.160          1.226           405,356
                                                       2004      1.000          1.160            24,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.118                --
                                                       2005      1.071          1.086            48,184
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.312          1.261                --
                                                       2007      1.267          1.312            25,544
                                                       2006      1.338          1.267            25,965

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.404          1.407           210,037
                                                       2010      1.237          1.404           215,815
                                                       2009      0.860          1.237           202,696
                                                       2008      1.161          0.860           247,890
                                                       2007      1.157          1.161           246,784
                                                       2006      1.104          1.157           128,814

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.434                --
                                                       2006      1.302          1.371           347,687

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.116          1.092           241,608
                                                       2010      1.015          1.116           244,361
                                                       2009      0.872          1.015           251,633
                                                       2008      1.425          0.872           243,194
                                                       2007      1.422          1.425           349,645

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.862          0.798           134,023
                                                       2010      0.760          0.862           134,130
                                                       2009      0.576          0.760           158,046
                                                       2008      1.009          0.576           118,382
                                                       2007      1.214          1.009           110,302
                                                       2006      1.003          1.214           118,556

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.388          1.218               919
                                                       2010      1.189          1.388               974
                                                       2009      0.944          1.189             1,021
                                                       2008      1.293          0.944             1,023
                                                       2007      1.337          1.293            34,191
                                                       2006      1.261          1.337             1,201

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.488          1.250            25,432
                                                       2010      1.307          1.488            25,159
                                                       2009      0.861          1.307            34,601
                                                       2008      1.488          0.861            42,265
                                                       2007      1.537          1.488            65,892
                                                       2006      1.402          1.537            78,692

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.316          1.274             7,875
                                                       2010      1.066          1.316             8,097
                                                       2009      0.814          1.066             8,154
                                                       2008      1.358          0.814             8,355
                                                       2007      1.248          1.358             8,393
                                                       2006      1.264          1.248            14,723

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.469          1.329            94,443
                                                       2010      1.372          1.469            92,218
                                                       2009      0.981          1.372           375,264
                                                       2008      1.729          0.981           346,151
                                                       2007      1.358          1.729           362,992
                                                       2006      1.331          1.358           361,696

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.275          1.181            20,019
                                                       2010      1.060          1.275            22,653
                                                       2009      0.791          1.060            24,515
                                                       2008      1.258          0.791            23,352

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.063          0.983           179,180
                                                       2010      0.886          1.063           188,939
                                                       2009      0.664          0.886           189,232
                                                       2008      1.102          0.664           181,467
                                                       2007      1.251          1.102            30,533

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.890          0.878                --
                                                       2008      1.220          0.890            33,588
                                                       2007      1.175          1.220            42,930
                                                       2006      1.118          1.175            50,634

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.391          1.423            29,617
                                                       2010      1.259          1.391            42,058
                                                       2009      0.940          1.259            13,654
                                                       2008      1.180          0.940            16,640
                                                       2007      1.131          1.180            19,932
                                                       2006      1.085          1.131            26,317

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.947          0.891           426,857
                                                       2010      0.773          0.947           440,222
                                                       2009      0.626          0.773           491,495
                                                       2008      1.047          0.626           457,927
                                                       2007      1.066          1.047           525,674
                                                       2006      0.964          1.066             1,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.715          0.677                --
                                                       2008      1.276          0.715            19,215
                                                       2007      1.168          1.276            21,852
                                                       2006      1.189          1.168            20,827

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.966          0.821           114,259

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.034          1.614           140,892
                                                       2010      1.685          2.034           141,046
                                                       2009      1.021          1.685           148,540
                                                       2008      2.242          1.021           128,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.396          1.217           207,976
                                                       2010      1.283          1.396           214,340
                                                       2009      0.999          1.283           214,349
                                                       2008      1.776          0.999           358,020
                                                       2007      1.700          1.776                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.250          1.360           133,088
                                                       2010      1.185          1.250           152,501
                                                       2009      1.026          1.185           160,485
                                                       2008      1.125          1.026           146,214
                                                       2007      1.068          1.125           188,755

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.391          1.401           742,170
                                                       2010      1.317          1.391           273,169
                                                       2009      1.188          1.317           250,592

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.180          1.100            20,806
                                                       2010      1.040          1.180            20,250
                                                       2009      0.860          1.040            20,562
                                                       2008      1.312          0.860            20,211
                                                       2007      1.280          1.312            19,327
                                                       2006      1.197          1.280            19,233

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.265                --
                                                       2006      1.097          1.149                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.496          1.514           265,428
                                                       2010      1.366          1.496           266,885
                                                       2009      1.052          1.366           298,317
                                                       2008      1.207          1.052           311,237
                                                       2007      1.159          1.207           365,741
                                                       2006      1.125          1.159           347,972

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.551          1.247            30,204

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.894          0.838           327,353
                                                       2010      0.782          0.894           354,038
                                                       2009      0.677          0.782           394,536
                                                       2008      1.088          0.677           427,297
                                                       2007      1.072          1.088           429,266
                                                       2006      1.001          1.072           175,715

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.959          0.852           347,001
                                                       2010      0.819          0.959           348,614
                                                       2009      0.664          0.819           767,513
                                                       2008      0.969          0.664           758,747
                                                       2007      1.023          0.969           820,458
                                                       2006      1.003          1.023           373,562

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.083          1.042           185,883
                                                       2010      0.966          1.083           187,809
                                                       2009      0.778          0.966           190,168

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.129          1.067             7,115
                                                       2010      1.004          1.129             7,119
                                                       2009      0.689          1.004            49,939
                                                       2008      1.301          0.689            52,058
                                                       2007      1.106          1.301            89,678
                                                       2006      1.140          1.106            63,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.156          1.202            66,747
                                                       2010      1.093          1.156            69,594
                                                       2009      1.022          1.093            47,384
                                                       2008      1.084          1.022            52,852
                                                       2007      1.045          1.084            69,263
                                                       2006      1.011          1.045            36,825

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.102          1.116            27,804
                                                       2010      1.029          1.102            27,407
                                                       2009      0.892          1.029            29,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      0.987          0.877            33,418
                                                       2010      0.844          0.987            34,360
                                                       2009      0.673          0.844            34,504

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.007          0.983         1,425,723
                                                       2010      1.032          1.007           954,833
                                                       2009      1.052          1.032           993,445
                                                       2008      1.048          1.052         1,168,375
                                                       2007      1.022          1.048         1,099,935
                                                       2006      1.005          1.022           497,072

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.019          0.955            61,495
                                                       2010      0.932          1.019            64,230
                                                       2009      0.723          0.932            70,934
                                                       2008      1.178          0.723            82,362

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.630          0.656                --
                                                       2008      1.170          0.630            30,299
                                                       2007      1.153          1.170            27,152
                                                       2006      1.143          1.153            30,138

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      0.965          0.884            76,958
                                                       2010      0.864          0.965            76,287
                                                       2009      0.727          0.864            77,657
                                                       2008      1.221          0.727            79,118
                                                       2007      1.202          1.221            81,922
                                                       2006      1.178          1.202            88,916

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.896          0.969                --
                                                       2010      0.793          0.896           141,121
                                                       2009      0.618          0.793           199,686
                                                       2008      1.063          0.618           197,166
                                                       2007      1.055          1.063           399,523
                                                       2006      1.002          1.055           389,107

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.129          1.138            32,331
                                                       2010      1.051          1.129           367,874
                                                       2009      0.893          1.051           177,679
                                                       2008      1.069          0.893           679,585
                                                       2007      1.037          1.069            48,822
                                                       2006      1.001          1.037            86,553

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.074          1.060            14,924
                                                       2010      0.987          1.074           318,372
                                                       2009      0.817          0.987            22,887
                                                       2008      1.068          0.817            23,889
                                                       2007      1.044          1.068            32,410
                                                       2006      1.002          1.044            35,938

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.016          0.978            99,335
                                                       2010      0.919          1.016           141,671
                                                       2009      0.744          0.919           484,162
                                                       2008      1.068          0.744           498,088
                                                       2007      1.049          1.068           530,872
                                                       2006      1.002          1.049           535,804

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.955          0.897           478,427
                                                       2010      0.853          0.955            65,955
                                                       2009      0.677          0.853            66,003
                                                       2008      1.068          0.677            92,934
                                                       2007      1.054          1.068           781,291
                                                       2006      1.002          1.054           873,317

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.973          0.966            14,052
                                                       2010      0.871          0.973            14,062
                                                       2009      0.712          0.871            26,019

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.152          1.150            93,382
                                                       2010      1.074          1.152            97,799
                                                       2009      0.930          1.074           134,232
                                                       2008      1.226          0.930           306,439
                                                       2007      1.205          1.226           298,755
                                                       2006      1.134          1.205           285,177

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.231          1.212           148,225
                                                       2010      1.132          1.231           158,510
                                                       2009      0.959          1.132           202,736
                                                       2008      1.457          0.959           128,160
                                                       2007      1.386          1.457           171,501
                                                       2006      1.261          1.386           172,731

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.972          0.869           371,687
                                                       2010      0.859          0.972           365,128
                                                       2009      0.629          0.859           394,022
                                                       2008      1.085          0.629           398,615
                                                       2007      1.045          1.085           882,712
                                                       2006      0.996          1.045           937,141

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.021          0.983            10,769
                                                       2010      0.896          1.021            10,841
                                                       2009      0.641          0.896            11,377
                                                       2008      1.133          0.641            20,525
                                                       2007      1.063          1.133            17,099
                                                       2006      0.998          1.063            17,451

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.205          1.193            87,783
                                                       2010      0.916          1.205           111,681
                                                       2009      0.677          0.916            88,307
                                                       2008      1.036          0.677           101,167

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.187                --
                                                       2006      1.085          1.147           147,898

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.134          1.170            94,672
                                                       2010      1.096          1.134            91,023
                                                       2009      1.074          1.096           127,573
                                                       2008      1.103          1.074            21,457
                                                       2007      1.081          1.103            29,540
                                                       2006      1.050          1.081            32,369

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           461,847
                                                       2004      1.000          0.994           122,820

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.097          1.156                --
                                                       2005      1.062          1.097            13,937
                                                       2004      1.000          1.062                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.046          1.064                --
                                                       2006      1.064          1.046           181,886
                                                       2005      1.067          1.064           154,299
                                                       2004      1.000          1.067            45,572

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.150          1.185                --
                                                       2008      1.124          1.150           331,102
                                                       2007      1.059          1.124           398,778
                                                       2006      1.044          1.059           360,763
                                                       2005      1.044          1.044           293,341
                                                       2004      1.000          1.044            68,820

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.583          1.709                --
                                                       2006      1.269          1.583                --
                                                       2005      1.159          1.269                --
                                                       2004      1.000          1.159                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.427          1.520                --
                                                       2006      1.246          1.427           384,859
                                                       2005      1.193          1.246           102,196
                                                       2004      1.000          1.193            18,970

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.119          1.189                --
                                                       2005      1.054          1.119            20,086
                                                       2004      1.000          1.054             4,416

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.021          1.085                --
                                                       2005      1.042          1.021            16,276
                                                       2004      1.000          1.042                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.228          1.338                --
                                                       2005      1.119          1.228            22,597
                                                       2004      1.000          1.119                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.124          1.178                --
                                                       2005      1.102          1.124            88,576
                                                       2004      1.000          1.102             2,095

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.079          1.104                --
                                                       2005      1.078          1.079           105,681
                                                       2004      1.000          1.078            18,452

  Travelers Federated Stock Subaccount (6/03)........  2006      1.110          1.146                --
                                                       2005      1.079          1.110             4,249
                                                       2004      1.000          1.079             4,285

  Travelers Large Cap Subaccount (6/03)..............  2006      1.112          1.143                --
                                                       2005      1.048          1.112            15,864
                                                       2004      1.000          1.048            10,882

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.161                --
                                                       2005      1.000          1.094           136,743

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026                --
                                                       2005      1.000          1.025           564,583

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062            86,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.115                --
                                                       2005      1.000          1.072           753,723

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.059                --
                                                       2005      1.000          1.041            33,375

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.229          1.302                --
                                                       2005      1.124          1.229           314,464
                                                       2004      1.000          1.124                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.080          1.140                --
                                                       2005      1.073          1.080            41,239
                                                       2004      1.000          1.073                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.101          1.134                --
                                                       2005      1.095          1.101           297,074
                                                       2004      1.000          1.095            10,404

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.261                --
                                                       2005      1.126          1.170           141,133
                                                       2004      1.000          1.126                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.224          1.402                --
                                                       2005      1.145          1.224            57,153
                                                       2004      1.000          1.145             5,671

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.131          1.197                --
                                                       2005      1.093          1.131            19,978
                                                       2004      1.000          1.093             3,277

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.097                --
                                                       2005      1.000          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.117          1.125                --
                                                       2005      1.103          1.117           294,318
                                                       2004      1.000          1.103            36,748

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.023          1.011                --
                                                       2005      1.031          1.023            80,963
                                                       2004      1.000          1.031            16,224

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.093          1.138                --
                                                       2005      1.097          1.093            11,831
                                                       2004      1.000          1.097                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.264                --
                                                       2005      1.000          1.101            14,717

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261                --
                                                       2005      1.000          1.103             1,251

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.092          1.050                --
                                                       2005      1.072          1.092            45,022
                                                       2004      1.000          1.072            24,703

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.778          0.753                --
                                                       2008      1.242          0.778           179,775
                                                       2007      1.302          1.242           258,186
                                                       2006      1.149          1.302           252,550
                                                       2005      1.131          1.149           257,053
                                                       2004      1.000          1.131             4,747

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.695          0.710                --
                                                       2008      1.250          0.695                --
                                                       2007      1.139          1.250                --
                                                       2006      1.093          1.139                --
                                                       2005      1.037          1.093                --
                                                       2004      1.000          1.037                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.348          1.307                --
                                                       2005      1.204          1.348             4,365
                                                       2004      1.139          1.204            10,470
                                                       2003      1.000          1.139             6,103

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2011      1.931          1.716           192,473
                                                       2010      1.772          1.931           199,653
                                                       2009      1.277          1.772           204,063
                                                       2008      2.125          1.277           226,187
                                                       2007      1.897          2.125           202,928
                                                       2006      1.615          1.897           203,793
                                                       2005      1.452          1.615           210,761
                                                       2004      1.312          1.452           121,245
                                                       2003      1.000          1.312                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2011      1.576          1.471           452,529
                                                       2010      1.361          1.576           472,370
                                                       2009      1.001          1.361           404,448
                                                       2008      1.832          1.001           433,792
                                                       2007      1.673          1.832           625,129
                                                       2006      1.556          1.673           614,733
                                                       2005      1.373          1.556           664,324
                                                       2004      1.251          1.373           521,083
                                                       2003      1.000          1.251            43,903

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2011      1.347          1.289           237,555
                                                       2010      1.239          1.347           277,975
                                                       2009      0.968          1.239           268,006
                                                       2008      1.597          0.968           267,284
                                                       2007      1.559          1.597           494,541
                                                       2006      1.388          1.559           547,192
                                                       2005      1.344          1.388           541,196
                                                       2004      1.249          1.344           422,154
                                                       2003      1.000          1.249            43,571

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.625          1.603                --
                                                       2005      1.409          1.625            47,279
                                                       2004      1.209          1.409            23,222
                                                       2003      1.000          1.209                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.683          2.177                --
                                                       2005      1.610          1.683           166,130
                                                       2004      1.256          1.610            83,323
                                                       2003      1.000          1.256             2,444

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.441          1.375                --
                                                       2007      1.379          1.441               582
                                                       2006      1.214          1.379               597
                                                       2005      1.193          1.214               586
                                                       2004      1.164          1.193               574
                                                       2003      1.000          1.164                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.256          1.182                --
                                                       2007      1.448          1.256            66,266
                                                       2006      1.430          1.448            72,152
                                                       2005      1.386          1.430            75,972
                                                       2004      1.276          1.386            58,200
                                                       2003      1.000          1.276            16,454

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.290          1.399                --
                                                       2005      1.200          1.290           125,973
                                                       2004      1.078          1.200            90,411
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.287          1.431                --
                                                       2005      1.198          1.287            72,459
                                                       2004      1.071          1.198            57,729
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2011      1.648          1.563            39,013
                                                       2010      1.445          1.648            40,823
                                                       2009      1.094          1.445            27,527
                                                       2008      1.957          1.094            41,767
                                                       2007      1.711          1.957            45,843
                                                       2006      1.574          1.711            56,414
                                                       2005      1.384          1.574            65,739
                                                       2004      1.232          1.384            35,402
                                                       2003      1.000          1.232             8,342

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2011      1.379          1.308            12,542
                                                       2010      1.199          1.379            12,529
                                                       2009      0.905          1.199            12,614
                                                       2008      1.582          0.905            12,574
                                                       2007      1.520          1.582            13,567
                                                       2006      1.370          1.520            13,719
                                                       2005      1.164          1.370            46,059
                                                       2004      1.178          1.164             5,607
                                                       2003      1.000          1.178                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2011      2.436          2.118            81,407
                                                       2010      1.942          2.436           104,765
                                                       2009      1.425          1.942           156,662
                                                       2008      2.420          1.425           172,412
                                                       2007      2.151          2.420           194,438
                                                       2006      1.962          2.151           124,081
                                                       2005      1.705          1.962           132,577
                                                       2004      1.402          1.705           142,852
                                                       2003      1.000          1.402             8,057

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.421          1.641                --
                                                       2005      1.318          1.421           251,494
                                                       2004      1.200          1.318           161,762
                                                       2003      1.000          1.200            52,522

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.487          3.163                --
                                                       2007      2.776          3.487            85,605
                                                       2006      2.222          2.776            92,669
                                                       2005      1.788          2.222            66,830
                                                       2004      1.470          1.788            40,489
                                                       2003      1.000          1.470                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2011      1.810          1.578           162,436
                                                       2010      1.712          1.810           142,996
                                                       2009      1.281          1.712           159,291
                                                       2008      2.203          1.281           129,454
                                                       2007      1.957          2.203           262,279
                                                       2006      1.652          1.957           303,076
                                                       2005      1.537          1.652           162,941
                                                       2004      1.330          1.537           137,393
                                                       2003      1.104          1.330            19,832

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.585          1.883                --
                                                       2005      1.493          1.585           146,752
                                                       2004      1.319          1.493            90,435
                                                       2003      1.000          1.319            12,853

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.044          1.064                --
                                                       2005      1.056          1.044            52,152
                                                       2004      0.989          1.056            18,681

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.206          1.242                --
                                                       2005      1.149          1.206             5,997
                                                       2004      1.088          1.149             6,000
                                                       2003      1.000          1.088             5,964

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.509          1.526                --
                                                       2009      1.232          1.509                --
                                                       2008      1.779          1.232                --
                                                       2007      1.499          1.779                --
                                                       2006      1.446          1.499                --
                                                       2005      1.319          1.446             2,975
                                                       2004      1.184          1.319             2,832
                                                       2003      1.000          1.184                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2011      1.861          1.986                --
                                                       2010      1.534          1.861                --
                                                       2009      1.002          1.534                --
                                                       2008      1.835          1.002                --
                                                       2007      1.546          1.835             2,168
                                                       2006      1.470          1.546                --
                                                       2005      1.351          1.470                --
                                                       2004      1.377          1.351                --
                                                       2003      1.000          1.377                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.604          0.864                --
                                                       2007      1.504          1.604                --
                                                       2006      1.308          1.504             8,874
                                                       2005      1.270          1.308                --
                                                       2004      1.246          1.270                --
                                                       2003      1.000          1.246                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.507          1.678                --
                                                       2005      1.486          1.507           237,758
                                                       2004      1.326          1.486           196,058
                                                       2003      1.000          1.326            11,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2011      1.425          1.425            81,132
                                                       2010      1.169          1.425            80,241
                                                       2009      0.891          1.169            72,218
                                                       2008      1.533          0.891            98,995
                                                       2007      1.599          1.533           142,582

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2011      1.373          1.374                --
                                                       2010      1.250          1.373                --
                                                       2009      1.049          1.250                --
                                                       2008      1.522          1.049                --
                                                       2007      1.480          1.522                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.409          1.289           259,821
                                                       2010      1.239          1.409            26,289
                                                       2009      0.982          1.239            25,930
                                                       2008      1.587          0.982            16,093
                                                       2007      1.668          1.587            63,740

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.241          1.203             3,732
                                                       2010      1.159          1.241             4,565
                                                       2009      0.835          1.159             5,045
                                                       2008      1.365          0.835             5,048
                                                       2007      1.371          1.365            41,962

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2011      1.347          1.379             7,140
                                                       2010      1.262          1.347             7,476
                                                       2009      1.039          1.262             7,755
                                                       2008      1.655          1.039            21,864
                                                       2007      1.633          1.655            38,071
                                                       2006      1.416          1.633            38,725
                                                       2005      1.363          1.416            38,605
                                                       2004      1.266          1.363            21,842
                                                       2003      1.000          1.266             5,804

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2011      1.893          1.872            18,741
                                                       2010      1.551          1.893            20,925
                                                       2009      1.114          1.551            24,054
                                                       2008      1.926          1.114            26,679
                                                       2007      1.795          1.926            26,547
                                                       2006      1.632          1.795            27,742
                                                       2005      1.595          1.632            30,111
                                                       2004      1.421          1.595            15,641
                                                       2003      1.000          1.421                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.922          0.895                --
                                                       2008      1.513          0.922           168,076
                                                       2007      1.478          1.513           209,871
                                                       2006      1.317          1.478           221,503
                                                       2005      1.295          1.317           265,824
                                                       2004      1.204          1.295           261,946
                                                       2003      1.000          1.204            10,053

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.149          1.121               945
                                                       2010      1.051          1.149             1,047
                                                       2009      0.877          1.051             1,063
                                                       2008      1.202          0.877             1,014
                                                       2007      1.112          1.202             2,875
                                                       2006      1.058          1.112             2,681
                                                       2005      1.039          1.058             2,670
                                                       2004      0.945          1.039               437

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2011      0.923          0.910                --
                                                       2010      0.867          0.923            33,975
                                                       2009      0.757          0.867            35,995
                                                       2008      0.985          0.757            36,025
                                                       2007      0.996          0.985            45,684
                                                       2006      0.981          0.996            46,403
                                                       2005      0.983          0.981            60,512
                                                       2004      0.996          0.983            39,548
                                                       2003      1.000          0.996                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.608          1.683                --
                                                       2006      1.396          1.608            62,018
                                                       2005      1.376          1.396            66,895
                                                       2004      1.302          1.376            34,398
                                                       2003      1.000          1.302             5,619

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.330          1.381                --
                                                       2006      1.308          1.330            49,680
                                                       2005      1.274          1.308            46,771
                                                       2004      1.300          1.274            19,231
                                                       2003      1.000          1.300             5,029

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.563          1.614                --
                                                       2006      1.443          1.563           162,996
                                                       2005      1.347          1.443           156,558
                                                       2004      1.265          1.347            89,830
                                                       2003      1.000          1.265             9,392

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.430          1.489                --
                                                       2006      1.304          1.430            10,519
                                                       2005      1.291          1.304            10,519
                                                       2004      1.221          1.291            10,519
                                                       2003      1.000          1.221                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.563          1.620                --
                                                       2006      1.367          1.563           119,325
                                                       2005      1.357          1.367           134,532
                                                       2004      1.235          1.357            94,812
                                                       2003      1.000          1.235             4,584

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921                --
                                                       2006      1.597          1.748           164,293
                                                       2005      1.513          1.597           233,865
                                                       2004      1.250          1.513           181,375
                                                       2003      1.000          1.250            11,714

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.068          1.099                --
                                                       2005      1.054          1.068           152,865
                                                       2004      0.981          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.715          1.648                --
                                                       2007      1.658          1.715            37,257
                                                       2006      1.752          1.658            39,756

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.536          1.537           113,334
                                                       2010      1.355          1.536           111,631
                                                       2009      0.943          1.355           111,636
                                                       2008      1.274          0.943           160,665
                                                       2007      1.271          1.274           290,661
                                                       2006      1.213          1.271           247,785

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.589          1.661                --
                                                       2006      1.509          1.589           112,764

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.287          1.258           149,076
                                                       2010      1.172          1.287           155,743
                                                       2009      1.008          1.172           162,392
                                                       2008      1.649          1.008           170,327
                                                       2007      1.647          1.649           109,978

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.858          0.793            58,125
                                                       2010      0.757          0.858            54,595
                                                       2009      0.574          0.757           160,729
                                                       2008      1.008          0.574           164,211
                                                       2007      1.213          1.008           277,823
                                                       2006      1.003          1.213           264,390

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.380          1.210                --
                                                       2010      1.184          1.380                --
                                                       2009      0.940          1.184                --
                                                       2008      1.289          0.940                --
                                                       2007      1.335          1.289                --
                                                       2006      1.260          1.335                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.836          1.540           136,678
                                                       2010      1.613          1.836           132,957
                                                       2009      1.064          1.613            50,307
                                                       2008      1.840          1.064            67,480
                                                       2007      1.903          1.840            51,479
                                                       2006      1.738          1.903            52,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.309          1.266                --
                                                       2010      1.061          1.309                --
                                                       2009      0.811          1.061                --
                                                       2008      1.354          0.811                --
                                                       2007      1.246          1.354                --
                                                       2006      1.263          1.246                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.761          1.592            48,634
                                                       2010      1.646          1.761            50,622
                                                       2009      1.178          1.646           108,960
                                                       2008      2.078          1.178            92,366
                                                       2007      1.633          2.078            32,608
                                                       2006      1.603          1.633            49,606

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      1.662          1.538                --
                                                       2010      1.383          1.662                --
                                                       2009      1.034          1.383                --
                                                       2008      1.645          1.034             5,969

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2011      1.057          0.977           343,251
                                                       2010      0.882          1.057           341,884
                                                       2009      0.662          0.882           360,279
                                                       2008      1.099          0.662           353,144
                                                       2007      1.248          1.099                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.873          0.861                --
                                                       2008      1.197          0.873           152,865
                                                       2007      1.154          1.197           152,865
                                                       2006      1.099          1.154           152,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.559          1.594            55,307
                                                       2010      1.412          1.559            58,058
                                                       2009      1.056          1.412            70,689
                                                       2008      1.327          1.056            96,180
                                                       2007      1.273          1.327           144,999
                                                       2006      1.222          1.273           148,242

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2011      0.943          0.886            80,517
                                                       2010      0.770          0.943            89,131
                                                       2009      0.624          0.770            87,962
                                                       2008      1.045          0.624           119,874
                                                       2007      1.065          1.045           254,850
                                                       2006      0.964          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.854          0.809                --
                                                       2008      1.527          0.854             5,383
                                                       2007      1.399          1.527            42,097
                                                       2006      1.425          1.399            55,671

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      0.961          0.817                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2011      2.866          2.272            21,523
                                                       2010      2.376          2.866            21,315
                                                       2009      1.442          2.376            31,735
                                                       2008      3.167          1.442            33,162

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2011      1.744          1.519            31,274
                                                       2010      1.605          1.744            81,624
                                                       2009      1.251          1.605           160,878
                                                       2008      2.226          1.251           112,208
                                                       2007      2.132          2.226             5,549

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2011      1.286          1.398            60,992
                                                       2010      1.221          1.286            49,179
                                                       2009      1.058          1.221            34,481
                                                       2008      1.161          1.058            55,607
                                                       2007      1.103          1.161           137,932

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.364          1.372           665,578
                                                       2010      1.293          1.364           530,733
                                                       2009      1.167          1.293           520,566

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.378          1.283                (0)
                                                       2010      1.216          1.378                (0)
                                                       2009      1.006          1.216                (0)
                                                       2008      1.536          1.006             4,831
                                                       2007      1.500          1.536            15,040
                                                       2006      1.403          1.500            32,427

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.262                --
                                                       2006      1.096          1.147                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.454          1.470            92,448
                                                       2010      1.329          1.454            95,487
                                                       2009      1.024          1.329            87,391
                                                       2008      1.176          1.024            95,567
                                                       2007      1.131          1.176            30,549
                                                       2006      1.098          1.131            31,271

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      1.978          1.589                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.890          0.833           249,991
                                                       2010      0.780          0.890           254,469
                                                       2009      0.675          0.780           275,312
                                                       2008      1.086          0.675           322,777
                                                       2007      1.071          1.086           485,112
                                                       2006      1.001          1.071           370,933

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2011      0.955          0.847            87,625
                                                       2010      0.816          0.955            96,299
                                                       2009      0.662          0.816           158,379
                                                       2008      0.967          0.662           152,200
                                                       2007      1.023          0.967           379,616
                                                       2006      1.003          1.023           348,723

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.367          1.314            15,526
                                                       2010      1.220          1.367            12,037
                                                       2009      0.983          1.220            12,355

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.482          1.400            10,073
                                                       2010      1.319          1.482            10,245
                                                       2009      0.906          1.319            10,448
                                                       2008      1.713          0.906            10,397
                                                       2007      1.459          1.713            22,150
                                                       2006      1.503          1.459            21,547

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.132          1.177           107,103
                                                       2010      1.071          1.132           108,189
                                                       2009      1.003          1.071            86,919
                                                       2008      1.065          1.003           125,253
                                                       2007      1.028          1.065           146,957
                                                       2006      0.995          1.028           148,153

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.078          1.091           152,865
                                                       2010      1.008          1.078           152,865
                                                       2009      0.874          1.008           152,865

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.149          1.020            15,228
                                                       2010      0.983          1.149            25,717
                                                       2009      0.785          0.983            49,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      0.980          0.956         1,098,230
                                                       2010      1.005          0.980         1,480,833
                                                       2009      1.026          1.005         2,374,369
                                                       2008      1.023          1.026         1,756,078
                                                       2007      0.999          1.023         1,507,902
                                                       2006      0.982          0.999           325,640

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.182          1.106            61,432
                                                       2010      1.082          1.182            63,943
                                                       2009      0.840          1.082            45,374
                                                       2008      1.370          0.840            37,568

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.735          0.764                --
                                                       2008      1.365          0.735            53,517
                                                       2007      1.347          1.365            15,057
                                                       2006      1.337          1.347            25,678

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.145          1.047           359,085
                                                       2010      1.026          1.145           381,257
                                                       2009      0.864          1.026           415,153
                                                       2008      1.453          0.864           411,953
                                                       2007      1.432          1.453           417,281
                                                       2006      1.404          1.432           361,693

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.892          0.964                --
                                                       2010      0.790          0.892                --
                                                       2009      0.616          0.790                --
                                                       2008      1.061          0.616                --
                                                       2007      1.054          1.061                --
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.124          1.132           281,441
                                                       2010      1.047          1.124           230,747
                                                       2009      0.891          1.047           191,838
                                                       2008      1.067          0.891           146,529
                                                       2007      1.036          1.067           133,574
                                                       2006      1.001          1.036           133,574

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.069          1.054             5,005
                                                       2010      0.983          1.069            14,482
                                                       2009      0.815          0.983            11,002
                                                       2008      1.066          0.815            13,826
                                                       2007      1.043          1.066                --
                                                       2006      1.002          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.011          0.973            32,692
                                                       2010      0.916          1.011            17,804
                                                       2009      0.742          0.916            17,938
                                                       2008      1.067          0.742            27,996
                                                       2007      1.048          1.067            26,855
                                                       2006      1.002          1.048            26,893

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.950          0.892                --
                                                       2010      0.850          0.950            33,517
                                                       2009      0.675          0.850            33,566
                                                       2008      1.066          0.675            33,616
                                                       2007      1.053          1.066            33,659
                                                       2006      1.002          1.053            33,696

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2011      0.968          0.960           264,789
                                                       2010      0.867          0.968           258,672
                                                       2009      0.709          0.867           242,469

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.272          1.268           192,928
                                                       2010      1.187          1.272           198,092
                                                       2009      1.028          1.187           158,490
                                                       2008      1.357          1.028           147,867
                                                       2007      1.336          1.357           250,436
                                                       2006      1.257          1.336           268,549

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.200          1.181           167,097
                                                       2010      1.105          1.200           176,299
                                                       2009      0.937          1.105           113,444
                                                       2008      1.425          0.937            75,450
                                                       2007      1.357          1.425            91,155
                                                       2006      1.236          1.357           107,603

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2011      0.968          0.864           219,312
                                                       2010      0.856          0.968           218,946
                                                       2009      0.628          0.856           220,935
                                                       2008      1.083          0.628           260,647
                                                       2007      1.045          1.083           378,012
                                                       2006      0.996          1.045           400,642

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.016          0.978             5,242
                                                       2010      0.892          1.016             5,556
                                                       2009      0.640          0.892            79,085
                                                       2008      1.131          0.640            42,962
                                                       2007      1.062          1.131             5,856
                                                       2006      0.998          1.062            28,465

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.351          1.337            47,638
                                                       2010      1.029          1.351            50,562
                                                       2009      0.761          1.029            52,869
                                                       2008      1.165          0.761            55,846

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.124          1.163                --
                                                       2006      1.064          1.124            49,479

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.093          1.127                 0
                                                       2010      1.058          1.093                 0
                                                       2009      1.038          1.058                 0
                                                       2008      1.067          1.038            18,687
                                                       2007      1.046          1.067            36,909
                                                       2006      1.017          1.046            39,131

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           427,636
                                                       2004      0.988          0.973           519,442
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.079          1.137                --
                                                       2005      1.046          1.079             4,394
                                                       2004      0.991          1.046             4,397

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.080          1.099                --
                                                       2006      1.100          1.080           145,608
                                                       2005      1.105          1.100           155,445
                                                       2004      1.040          1.105            58,433
                                                       2003      1.000          1.040                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.130          1.164                --
                                                       2008      1.105          1.130           525,364
                                                       2007      1.042          1.105           207,715
                                                       2006      1.029          1.042           222,385
                                                       2005      1.030          1.029           230,687
                                                       2004      1.007          1.030           177,219
                                                       2003      1.000          1.007            44,382

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.986          2.143                --
                                                       2006      1.594          1.986             3,383
                                                       2005      1.457          1.594                --
                                                       2004      1.285          1.457                --
                                                       2003      1.000          1.285                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.089          2.224                --
                                                       2006      1.826          2.089            16,766
                                                       2005      1.749          1.826            13,717
                                                       2004      1.421          1.749            21,067
                                                       2003      1.000          1.421                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.342          1.425                --
                                                       2005      1.265          1.342            57,526
                                                       2004      1.218          1.265            35,130
                                                       2003      1.000          1.218             5,362

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.150          1.222                --
                                                       2005      1.175          1.150           173,605
                                                       2004      1.134          1.175           100,202
                                                       2003      1.000          1.134            31,053

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.608          1.752                --
                                                       2005      1.467          1.608            42,754
                                                       2004      1.291          1.467            19,691
                                                       2003      1.000          1.291                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.340          1.404                --
                                                       2005      1.315          1.340           385,079
                                                       2004      1.227          1.315           420,661
                                                       2003      1.000          1.227                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.186          1.213                --
                                                       2005      1.186          1.186           240,860
                                                       2004      1.102          1.186            80,804
                                                       2003      1.000          1.102                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.377          1.422                --
                                                       2005      1.341          1.377                --
                                                       2004      1.243          1.341             5,987
                                                       2003      1.000          1.243             5,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.301          1.337                --
                                                       2005      1.227          1.301            24,312
                                                       2004      1.181          1.227            10,898
                                                       2003      1.000          1.181                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.160                --
                                                       2005      1.000          1.094                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.025                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.061          1.096                --
                                                       2005      1.000          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.114                --
                                                       2005      1.000          1.071            30,333

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.058                --
                                                       2005      1.000          1.041                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.426          1.509                --
                                                       2005      1.304          1.426           114,518
                                                       2004      1.154          1.304            86,722
                                                       2003      1.000          1.154                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.425          1.503                --
                                                       2005      1.418          1.425            21,437
                                                       2004      1.274          1.418            15,159
                                                       2003      1.000          1.274             5,805

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.222          1.257                --
                                                       2005      1.217          1.222           276,336
                                                       2004      1.119          1.217           204,411
                                                       2003      1.000          1.119            14,792

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.147          1.236                --
                                                       2005      1.104          1.147           109,504
                                                       2004      0.961          1.104            40,039

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.517          1.738                --
                                                       2005      1.420          1.517            55,914
                                                       2004      1.258          1.420            25,220
                                                       2003      1.000          1.258                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.327          1.403                --
                                                       2005      1.283          1.327            32,382
                                                       2004      1.184          1.283            20,092
                                                       2003      1.000          1.184             4,732

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.096                --
                                                       2005      1.000          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.091          1.098                --
                                                       2005      1.079          1.091            32,031
                                                       2004      0.970          1.079            14,580

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.008          0.995                --
                                                       2005      1.016          1.008           155,175
                                                       2004      1.009          1.016           105,941
                                                       2003      1.000          1.009                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.306          1.359                --
                                                       2005      1.313          1.306             1,234
                                                       2004      1.221          1.313             1,170
                                                       2003      1.000          1.221                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.263                --
                                                       2005      1.000          1.101                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.102          1.260                --
                                                       2005      1.000          1.102                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.058          1.017                --
                                                       2005      1.040          1.058            48,194
                                                       2004      0.979          1.040             6,020

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.984          0.951                --
                                                       2008      1.571          0.984            11,964
                                                       2007      1.649          1.571            39,186
                                                       2006      1.457          1.649            44,172
                                                       2005      1.435          1.457            41,776
                                                       2004      1.253          1.435            47,949
                                                       2003      1.000          1.253             5,339

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.797          0.815                --
                                                       2008      1.436          0.797             2,786
                                                       2007      1.309          1.436             2,787
                                                       2006      1.257          1.309             2,789
                                                       2005      1.195          1.257             2,790
                                                       2004      1.180          1.195             2,792
                                                       2003      1.000          1.180             2,775




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE REWARD

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.712           1.960         129,091
                                                            2010          1.638           1.712         151,351
                                                            2009          1.450           1.638         251,999
                                                            2008          2.180           1.450         324,056
                                                            2007          1.838           2.180         358,482
                                                            2006          1.490           1.838         347,514
                                                            2005          1.297           1.490         270,209
                                                            2004          1.068           1.297          35,539
                                                            2003          1.000           1.068           7,638

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.160           1.166              --
                                                            2005          1.091           1.160         425,221
                                                            2004          1.064           1.091         316,721
                                                            2003          1.000           1.064           9,834

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.823           1.781         246,893
                                                            2010          1.632           1.823         349,797
                                                            2009          1.102           1.632         465,847
                                                            2008          2.047           1.102         549,823
                                                            2007          1.563           2.047         627,520
                                                            2006          1.337           1.563         407,429
                                                            2005          1.191           1.337         241,137
                                                            2004          1.123           1.191         111,360
                                                            2003          1.000           1.123          12,237

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.903           1.160               0
                                                            2008          1.726           0.903          79,119
                                                            2007          1.828           1.726          74,858
                                                            2006          1.642           1.828          81,586
                                                            2005          1.438           1.642          63,239
                                                            2004          1.240           1.438          48,868
                                                            2003          1.000           1.240           6,382

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          1.292           1.076              --
                                                            2010          1.171           1.292         102,708
                                                            2009          1.168           1.171          70,276

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.659           2.785              --
                                                            2006          2.041           2.659         494,866
                                                            2005          1.623           2.041         424,756
                                                            2004          1.321           1.623         151,468
                                                            2003          1.000           1.321           6,207

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.489           1.461              --
                                                            2007          1.494           1.489         701,332
                                                            2006          1.411           1.494       1,054,800
                                                            2005          1.318           1.411         959,063
                                                            2004          1.173           1.318         654,169
                                                            2003          1.000           1.173         130,808

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.283           1.270          71,848
                                                            2010          1.139           1.283          71,875
                                                            2009          0.868           1.139          71,904
                                                            2008          1.350           0.868          80,810
                                                            2007          1.278           1.350          43,725
                                                            2006          1.193           1.278          54,056
                                                            2005          1.174           1.193          53,735
                                                            2004          1.127           1.174          19,256
                                                            2003          1.000           1.127          59,530

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.175           1.118              --
                                                            2007          1.140           1.175         560,444
                                                            2006          1.007           1.140         592,427
                                                            2005          1.000           1.007         609,125

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          2.210           1.818         428,110
                                                            2006          1.639           2.210         711,238
                                                            2005          1.498           1.639         759,684
                                                            2004          1.165           1.498         441,155
                                                            2003          1.000           1.165         112,271

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.043           1.014              --
                                                            2007          1.022           1.043         103,435
                                                            2006          0.996           1.022          12,397
                                                            2005          1.000           0.996           4,140

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.380           1.292         803,859
                                                            2010          1.206           1.380         636,511
                                                            2009          0.970           1.206         818,275
                                                            2008          1.477           0.970       1,207,246
                                                            2007          1.340           1.477       1,370,698
                                                            2006          1.260           1.340       1,446,302
                                                            2005          1.181           1.260         503,776
                                                            2004          1.117           1.181          90,670
                                                            2003          1.000           1.117          14,597

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.609           1.726              --
                                                            2009          1.109           1.609         232,253
                                                            2008          2.262           1.109         287,834
                                                            2007          2.113           2.262         360,235
                                                            2006          1.763           2.113         355,577
                                                            2005          1.519           1.763         336,204
                                                            2004          1.255           1.519         183,911
                                                            2003          1.000           1.255             823

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.401           1.315              --
                                                            2007          1.411           1.401         448,543
                                                            2006          1.267           1.411         485,254
                                                            2005          1.219           1.267         453,897
                                                            2004          1.129           1.219         265,519
                                                            2003          1.000           1.129          44,529

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.411           1.586              --
                                                            2010          1.333           1.411         172,109
                                                            2009          1.113           1.333         174,959
                                                            2008          1.480           1.113         444,958
                                                            2007          1.333           1.480         387,365
                                                            2006          1.282           1.333         384,475
                                                            2005          1.207           1.282         365,938
                                                            2004          1.125           1.207         224,931
                                                            2003          1.000           1.125           3,171

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          2.137           2.045              --
                                                            2007          1.902           2.137         579,903
                                                            2006          1.542           1.902         601,176
                                                            2005          1.356           1.542         459,260
                                                            2004          1.186           1.356         230,955
                                                            2003          1.000           1.186           9,070

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.436           1.584              --
                                                            2005          1.290           1.436          47,564
                                                            2004          1.177           1.290           8,275
                                                            2003          1.000           1.177          85,792

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.261           1.226              --
                                                            2007          1.228           1.261         414,398
                                                            2006          1.137           1.228         444,758
                                                            2005          1.113           1.137         456,852
                                                            2004          1.065           1.113         193,582
                                                            2003          1.000           1.065           5,512

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.628           1.525              --
                                                            2007          1.606           1.628         644,194
                                                            2006          1.418           1.606         758,864
                                                            2005          1.315           1.418         653,746
                                                            2004          1.157           1.315         288,150
                                                            2003          1.000           1.157           9,007

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.907           0.914              --
                                                            2008          1.197           0.907         967,483
                                                            2007          1.163           1.197       1,147,930
                                                            2006          1.087           1.163       1,216,233
                                                            2005          1.059           1.087         790,500
                                                            2004          1.003           1.059         527,935

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.057           1.019              --
                                                            2007          1.036           1.057       1,062,037
                                                            2006          1.014           1.036         941,396
                                                            2005          1.013           1.014       1,163,620
                                                            2004          0.990           1.013         737,902
                                                            2003          1.000           0.990          48,348

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.570           1.521              --
                                                            2007          1.533           1.570       1,452,009
                                                            2006          1.364           1.533       1,420,588
                                                            2005          1.270           1.364       1,536,278
                                                            2004          1.160           1.270       1,028,966
                                                            2003          1.000           1.160          70,697

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.213           1.270              --
                                                            2005          1.240           1.213         308,745
                                                            2004          1.131           1.240         233,747
                                                            2003          1.000           1.131          18,862

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.536           1.464              --
                                                            2007          1.598           1.536       1,837,451
                                                            2006          1.375           1.598       2,006,875
                                                            2005          1.301           1.375       1,669,361
                                                            2004          1.164           1.301       1,092,256
                                                            2003          1.000           1.164          34,775

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          2.051           1.889         563,578
                                                            2010          1.701           2.051         634,512
                                                            2009          1.338           1.701         830,718
                                                            2008          2.053           1.338       1,001,547
                                                            2007          2.034           2.053       1,055,263
                                                            2006          1.660           2.034       1,309,522
                                                            2005          1.538           1.660       1,277,808
                                                            2004          1.246           1.538         733,940
                                                            2003          1.000           1.246         136,685

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.133           1.361              --
                                                            2005          1.054           1.133         233,036
                                                            2004          1.000           1.054          19,724

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.705           1.430         270,021
                                                            2010          1.531           1.705         278,448
                                                            2009          1.087           1.531         273,582
                                                            2008          2.122           1.087         364,727
                                                            2007          2.039           2.122         572,210
                                                            2006          1.600           2.039         614,032
                                                            2005          1.328           1.600         470,296
                                                            2004          1.182           1.328         206,050
                                                            2003          1.000           1.182           3,098

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.224           1.290         426,531
                                                            2010          1.172           1.224         415,383
                                                            2009          1.107           1.172         365,920
                                                            2008          1.077           1.107         326,025
                                                            2007          1.039           1.077         254,820
                                                            2006          1.018           1.039         275,610
                                                            2005          1.013           1.018         272,646
                                                            2004          0.997           1.013         176,629
                                                            2003          1.000           0.997              --

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.845           0.847              --
                                                            2008          1.313           0.845       1,409,013
                                                            2007          1.265           1.313       1,983,762
                                                            2006          1.142           1.265       2,073,213
                                                            2005          1.096           1.142       3,045,436
                                                            2004          1.016           1.096       1,153,466

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.310           1.295              --
                                                            2007          1.326           1.310         468,468
                                                            2006          1.225           1.326         496,514
                                                            2005          1.205           1.225         604,103
                                                            2004          1.093           1.205         335,786
                                                            2003          1.000           1.093          59,898

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.061           1.080              --
                                                            2005          1.042           1.061         461,688
                                                            2004          1.005           1.042         109,973

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.226           1.248              --
                                                            2004          1.134           1.226         288,447
                                                            2003          1.000           1.134          12,472

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          2.209           2.130              --
                                                            2007          1.934           2.209         838,056
                                                            2006          1.573           1.934         558,611
                                                            2005          1.403           1.573         584,601
                                                            2004          1.211           1.403         372,591
                                                            2003          1.000           1.211           1,306

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.491           1.431              --
                                                            2007          1.428           1.491         370,442
                                                            2006          1.345           1.428         518,469
                                                            2005          1.224           1.345         578,030
                                                            2004          1.121           1.224         300,253
                                                            2003          1.000           1.121         193,023

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.292           1.277              --
                                                            2005          1.226           1.292         299,667
                                                            2004          1.112           1.226         150,471
                                                            2003          1.000           1.112              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.151           1.276              --
                                                            2005          1.037           1.151          96,718

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.570           1.548              --
                                                            2007          1.417           1.570         478,714
                                                            2006          1.253           1.417         475,199
                                                            2005          1.255           1.253         538,468
                                                            2004          1.164           1.255         383,077
                                                            2003          1.000           1.164          80,778

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.267           1.305              --
                                                            2005          1.297           1.267         206,607
                                                            2004          1.124           1.297          86,908
                                                            2003          1.000           1.124          11,434

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.544           1.453              --
                                                            2007          1.456           1.544         189,244
                                                            2006          1.339           1.456          92,947
                                                            2005          1.188           1.339          38,179
                                                            2004          1.166           1.188          29,339
                                                            2003          1.000           1.166              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.858           0.861              --
                                                            2008          1.254           0.858       2,327,425
                                                            2007          1.213           1.254       2,468,779
                                                            2006          1.113           1.213       2,641,525
                                                            2005          1.077           1.113       2,390,538
                                                            2004          1.000           1.077         621,390

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.040           1.045              --
                                                            2007          1.011           1.040         302,778
                                                            2006          0.987           1.011         358,133
                                                            2005          0.980           0.987         544,740
                                                            2004          0.992           0.980         505,558
                                                            2003          1.000           0.992         195,942

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          1.113           1.137              --
                                                            2005          1.185           1.113         649,944
                                                            2004          1.195           1.185         429,065
                                                            2003          1.000           1.195          32,143

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.386           1.209              --
                                                            2007          1.333           1.386         389,007
                                                            2006          1.293           1.333         326,052
                                                            2005          1.233           1.293         335,937
                                                            2004          1.134           1.233         132,792
                                                            2003          1.000           1.134           8,495

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.162           1.162              --
                                                            2007          1.125           1.162         615,739
                                                            2006          1.052           1.125       1,054,602
                                                            2005          1.050           1.052         680,339
                                                            2004          0.986           1.050         445,880
                                                            2003          1.000           0.986          45,771

  DWS Technology Subaccount (Class B) (7/03)..              2010          1.128           1.167              --
                                                            2009          0.718           1.128         378,653
                                                            2008          1.363           0.718         343,697
                                                            2007          1.218           1.363         439,513
                                                            2006          1.233           1.218         161,480
                                                            2005          1.215           1.233         132,915
                                                            2004          1.217           1.215          73,206
                                                            2003          1.000           1.217          57,573

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.856           1.727              --
                                                            2007          1.509           1.856         237,055
                                                            2006          1.445           1.509         154,667
                                                            2005          1.321           1.445         224,480
                                                            2004          1.214           1.321         123,320
                                                            2003          1.000           1.214           2,851

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.591           1.601       3,349,072
                                                            2010          1.398           1.591       4,637,994
                                                            2009          0.969           1.398         702,742
                                                            2008          1.298           0.969         411,090

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.185           1.145       1,708,286
                                                            2010          1.061           1.185       2,089,965
                                                            2009          0.883           1.061       2,317,516

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.219           1.153       1,056,234
                                                            2010          1.074           1.219       1,163,446
                                                            2009          0.874           1.074       1,378,302

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.220           1.198         921,618
                                                            2010          1.104           1.220         986,874
                                                            2009          0.934           1.104       1,038,545

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.106           1.030       1,552,496
                                                            2010          0.915           1.106       1,164,583
                                                            2009          0.681           0.915       1,410,554
                                                            2008          1.079           0.681       1,654,478

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          3.099           2.486         326,741
                                                            2010          2.542           3.099         418,861
                                                            2009          1.529           2.542         486,392
                                                            2008          3.485           1.529         452,241
                                                            2007          2.767           3.485         604,489

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.855           1.628         946,241
                                                            2010          1.693           1.855         995,566
                                                            2009          1.309           1.693       1,210,101
                                                            2008          2.247           1.309       1,266,452

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.449           1.474       3,488,992
                                                            2010          1.315           1.449       3,975,737
                                                            2009          1.008           1.315       3,529,247
                                                            2008          1.165           1.008         590,942

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.401           1.240         356,186
                                                            2010          1.190           1.401         284,309

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.924           0.872         779,438
                                                            2010          0.803           0.924         937,954
                                                            2009          0.690           0.803         992,643
                                                            2008          1.039           0.690       1,013,968

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.618           1.565         239,401
                                                            2010          1.289           1.618         366,182
                                                            2009          0.901           1.289         312,968
                                                            2008          1.456           0.901         213,354

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.698           1.545         251,984
                                                            2010          1.358           1.698         143,140
                                                            2009          0.939           1.358         226,339
                                                            2008          1.720           0.939         294,884

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.102           1.152       1,623,760
                                                            2010          1.037           1.102       1,786,855
                                                            2009          0.967           1.037       1,536,247
                                                            2008          1.022           0.967       1,160,353

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.186           1.207          79,432
                                                            2010          1.103           1.186         101,171
                                                            2009          0.959           1.103         150,560
                                                            2008          1.224           0.959         163,522

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          1.162           1.166       1,228,624
                                                            2010          1.085           1.162       1,258,274
                                                            2009          0.994           1.085       1,536,896
                                                            2008          1.459           0.994       1,667,548

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.816           1.786         925,775
                                                            2010          1.847           1.816       1,031,489
                                                            2009          1.874           1.847       1,055,912
                                                            2008          1.868           1.874       1,467,055

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.326           1.248         832,416
                                                            2010          1.207           1.326         829,849
                                                            2009          0.933           1.207         837,325
                                                            2008          1.515           0.933       1,017,180

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.327           1.221         409,193
                                                            2010          1.181           1.327         404,320
                                                            2009          0.989           1.181         530,164
                                                            2008          1.524           0.989         588,336

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          1.010           1.009         708,708
                                                            2010          0.897           1.010         755,899
                                                            2009          0.725           0.897       1,190,775
                                                            2008          1.116           0.725         472,930

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.050           1.055         658,086
                                                            2010          0.973           1.050         744,405
                                                            2009          0.837           0.973         854,064
                                                            2008          1.096           0.837         849,720
                                                            2007          1.071           1.096         712,498
                                                            2006          1.003           1.071         367,219

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.398           1.385         614,498
                                                            2010          1.278           1.398         654,349
                                                            2009          1.077           1.278         657,129
                                                            2008          1.546           1.077         629,372

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.516           1.365         181,828
                                                            2010          1.403           1.516         165,970

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.055           1.023         903,709
                                                            2010          0.919           1.055         875,435
                                                            2009          0.653           0.919       1,112,032
                                                            2008          1.072           0.653         849,286

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.436           1.432         679,583
                                                            2010          1.084           1.436         743,130
                                                            2009          0.796           1.084         721,583
                                                            2008          1.211           0.796         668,556





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.705           1.952            --
                                                             2010          1.633           1.705            --
                                                             2009          1.446           1.633            --
                                                             2008          2.175           1.446            --
                                                             2007          1.835           2.175            --
                                                             2006          1.488           1.835            --
                                                             2005          1.296           1.488            --
                                                             2004          1.068           1.296            --
                                                             2003          1.000           1.068            --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.158           1.164            --
                                                             2005          1.090           1.158         7,965
                                                             2004          1.064           1.090         6,583
                                                             2003          1.000           1.064            --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.816           1.773            --
                                                             2010          1.627           1.816            --
                                                             2009          1.098           1.627            --
                                                             2008          2.042           1.098            --
                                                             2007          1.561           2.042            --
                                                             2006          1.335           1.561            --
                                                             2005          1.190           1.335            --
                                                             2004          1.122           1.190            --
                                                             2003          1.000           1.122            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.901           1.156            --
                                                             2008          1.722           0.901            --
                                                             2007          1.825           1.722            --
                                                             2006          1.640           1.825            --
                                                             2005          1.437           1.640            --
                                                             2004          1.239           1.437            --
                                                             2003          1.000           1.239            --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          1.287           1.071            --
                                                             2010          1.167           1.287            --
                                                             2009          1.164           1.167            --

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          2.655           2.780            --
                                                             2006          2.038           2.655           646
                                                             2005          1.621           2.038           650
                                                             2004          1.321           1.621            --
                                                             2003          1.000           1.321            --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.486           1.457            --
                                                             2007          1.491           1.486        38,392
                                                             2006          1.410           1.491        38,241
                                                             2005          1.317           1.410        38,076
                                                             2004          1.173           1.317        33,126
                                                             2003          1.000           1.173            --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.278           1.264            --
                                                             2010          1.136           1.278            --
                                                             2009          0.866           1.136            --
                                                             2008          1.347           0.866            --
                                                             2007          1.276           1.347            --
                                                             2006          1.191           1.276            --
                                                             2005          1.173           1.191            --
                                                             2004          1.127           1.173            --
                                                             2003          1.000           1.127            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.174           1.116            --
                                                             2007          1.139           1.174            --
                                                             2006          1.007           1.139            --
                                                             2005          1.000           1.007            --

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          2.206           1.814           336
                                                             2006          1.637           2.206           338
                                                             2005          1.497           1.637           340
                                                             2004          1.165           1.497            --
                                                             2003          1.000           1.165            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.041           1.012            --
                                                             2007          1.021           1.041            --
                                                             2006          0.996           1.021            --
                                                             2005          1.000           0.996            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.375           1.287         3,963
                                                             2010          1.203           1.375           741
                                                             2009          0.967           1.203           742
                                                             2008          1.474           0.967           747
                                                             2007          1.337           1.474            --
                                                             2006          1.258           1.337            --
                                                             2005          1.180           1.258            --
                                                             2004          1.116           1.180            --
                                                             2003          1.000           1.116            --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          1.604           1.720            --
                                                             2009          1.105           1.604         1,722
                                                             2008          2.257           1.105           336
                                                             2007          2.109           2.257           338
                                                             2006          1.761           2.109           340
                                                             2005          1.518           1.761           342
                                                             2004          1.255           1.518            --
                                                             2003          1.000           1.255            --

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.398           0.848            --
                                                             2007          1.409           1.398            --
                                                             2006          1.265           1.409            --
                                                             2005          1.218           1.265            --
                                                             2004          1.129           1.218            --
                                                             2003          1.000           1.129            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.406           1.579            --
                                                             2010          1.328           1.406         2,993
                                                             2009          1.110           1.328         2,996
                                                             2008          1.476           1.110         1,299
                                                             2007          1.331           1.476         1,307
                                                             2006          1.281           1.331         1,314
                                                             2005          1.206           1.281         1,322
                                                             2004          1.124           1.206            --
                                                             2003          1.000           1.124            --

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          2.132           2.040            --
                                                             2007          1.899           2.132            --
                                                             2006          1.540           1.899            --
                                                             2005          1.355           1.540            --
                                                             2004          1.186           1.355            --
                                                             2003          1.000           1.186            --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.434           1.581            --
                                                             2005          1.288           1.434            --
                                                             2004          1.177           1.288            --
                                                             2003          1.000           1.177            --

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.258           1.223            --
                                                             2007          1.226           1.258            --
                                                             2006          1.136           1.226            --
                                                             2005          1.112           1.136            --
                                                             2004          1.064           1.112            --
                                                             2003          1.000           1.064            --

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.624           1.521            --
                                                             2007          1.603           1.624            --
                                                             2006          1.416           1.603            --
                                                             2005          1.314           1.416            --
                                                             2004          1.157           1.314            --
                                                             2003          1.000           1.157            --

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.905           0.912            --
                                                             2008          1.195           0.905        11,051
                                                             2007          1.162           1.195        11,087
                                                             2006          1.086           1.162        11,121
                                                             2005          1.059           1.086            --
                                                             2004          1.003           1.059            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.054           1.016            --
                                                             2007          1.034           1.054            --
                                                             2006          1.013           1.034            --
                                                             2005          1.012           1.013            --
                                                             2004          0.989           1.012            --
                                                             2003          1.000           0.989            --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.566           1.517            --
                                                             2007          1.531           1.566         3,375
                                                             2006          1.362           1.531         3,417
                                                             2005          1.269           1.362         3,379
                                                             2004          1.159           1.269         2,804
                                                             2003          1.000           1.159            --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          1.212           1.268            --
                                                             2005          1.239           1.212            --
                                                             2004          1.131           1.239            --
                                                             2003          1.000           1.131            --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.533           1.461            --
                                                             2007          1.595           1.533        61,905
                                                             2006          1.373           1.595        61,732
                                                             2005          1.300           1.373        61,883
                                                             2004          1.164           1.300        52,698
                                                             2003          1.000           1.164            --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          2.044           1.881         2,505
                                                             2010          1.695           2.044         2,415
                                                             2009          1.335           1.695         2,769
                                                             2008          2.048           1.335         2,892
                                                             2007          2.030           2.048         2,565
                                                             2006          1.658           2.030         2,517
                                                             2005          1.537           1.658         2,748
                                                             2004          1.246           1.537         2,316
                                                             2003          1.000           1.246            --

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.133           1.359            --
                                                             2005          1.054           1.133            --
                                                             2004          1.000           1.054            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.698           1.424        70,024
                                                             2010          1.526           1.698        70,024
                                                             2009          1.084           1.526        70,024
                                                             2008          2.117           1.084        70,024
                                                             2007          2.036           2.117        70,024
                                                             2006          1.598           2.036        70,024
                                                             2005          1.327           1.598        70,024
                                                             2004          1.181           1.327        61,511
                                                             2003          1.000           1.181            --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.220           1.284            --
                                                             2010          1.168           1.220            --
                                                             2009          1.104           1.168            --
                                                             2008          1.075           1.104            --
                                                             2007          1.037           1.075            --
                                                             2006          1.017           1.037            --
                                                             2005          1.012           1.017            --
                                                             2004          0.997           1.012            --
                                                             2003          1.000           0.997            --

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.843           0.845            --
                                                             2008          1.311           0.843       482,986
                                                             2007          1.264           1.311       483,054
                                                             2006          1.142           1.264       483,116
                                                             2005          1.096           1.142       477,447
                                                             2004          1.016           1.096            --

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.307           1.292            --
                                                             2007          1.324           1.307        37,818
                                                             2006          1.223           1.324        37,734
                                                             2005          1.204           1.223        37,689
                                                             2004          1.093           1.204        32,512
                                                             2003          1.000           1.093            --

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.060           1.079            --
                                                             2005          1.042           1.060            --
                                                             2004          1.005           1.042            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.225           1.246            --
                                                             2004          1.133           1.225            --
                                                             2003          1.000           1.133            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          2.204           2.125            --
                                                             2007          1.930           2.204        35,911
                                                             2006          1.571           1.930        36,265
                                                             2005          1.402           1.571        36,572
                                                             2004          1.211           1.402        32,029
                                                             2003          1.000           1.211            --

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.488           1.427            --
                                                             2007          1.425           1.488         5,393
                                                             2006          1.343           1.425         5,362
                                                             2005          1.223           1.343         5,175
                                                             2004          1.121           1.223         4,425
                                                             2003          1.000           1.121            --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.290           1.275            --
                                                             2005          1.225           1.290            --
                                                             2004          1.111           1.225            --
                                                             2003          1.000           1.111            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.150           1.275            --
                                                             2005          1.037           1.150            --

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.567           1.544            --
                                                             2007          1.414           1.567            --
                                                             2006          1.252           1.414            --
                                                             2005          1.254           1.252            --
                                                             2004          1.164           1.254            --
                                                             2003          1.000           1.164            --

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          1.266           1.303            --
                                                             2005          1.296           1.266            --
                                                             2004          1.123           1.296            --
                                                             2003          1.000           1.123            --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.541           1.450            --
                                                             2007          1.453           1.541            --
                                                             2006          1.338           1.453            --
                                                             2005          1.187           1.338            --
                                                             2004          1.166           1.187            --
                                                             2003          1.000           1.166            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.856           0.859            --
                                                             2008          1.252           0.856            --
                                                             2007          1.212           1.252       196,105
                                                             2006          1.112           1.212       205,315
                                                             2005          1.077           1.112       198,970
                                                             2004          1.000           1.077            --

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.038           1.042            --
                                                             2007          1.010           1.038            --
                                                             2006          0.986           1.010            --
                                                             2005          0.979           0.986            --
                                                             2004          0.991           0.979            --
                                                             2003          1.000           0.991            --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          1.112           1.135            --
                                                             2005          1.185           1.112            --
                                                             2004          1.195           1.185            --
                                                             2003          1.000           1.195            --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.383           1.206            --
                                                             2007          1.330           1.383            --
                                                             2006          1.292           1.330            --
                                                             2005          1.232           1.292            --
                                                             2004          1.134           1.232            --
                                                             2003          1.000           1.134            --

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.159           1.160            --
                                                             2007          1.123           1.159         4,588
                                                             2006          1.051           1.123         4,545
                                                             2005          1.049           1.051         4,425
                                                             2004          0.986           1.049         3,395
                                                             2003          1.000           0.986            --

  DWS Technology Subaccount (Class B) (7/03)...              2010          1.124           1.163            --
                                                             2009          0.716           1.124            --
                                                             2008          1.360           0.716            --
                                                             2007          1.216           1.360            --
                                                             2006          1.232           1.216            --
                                                             2005          1.214           1.232            --
                                                             2004          1.217           1.214            --
                                                             2003          1.000           1.217            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.852           1.723            --
                                                             2007          1.506           1.852            --
                                                             2006          1.443           1.506            --
                                                             2005          1.320           1.443            --
                                                             2004          1.214           1.320            --
                                                             2003          1.000           1.214            --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.585           1.594        42,847
                                                             2010          1.393           1.585        55,333
                                                             2009          0.967           1.393        37,454
                                                             2008          1.295           0.967        37,511

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.181           1.141            --
                                                             2010          1.058           1.181            --
                                                             2009          0.881           1.058            --

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.216           1.148       472,203
                                                             2010          1.071           1.216       482,828
                                                             2009          0.872           1.071       482,905

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.216           1.193        10,942
                                                             2010          1.101           1.216        10,976
                                                             2009          0.932           1.101        11,012

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.103           1.026        71,521
                                                             2010          0.913           1.103        53,698
                                                             2009          0.680           0.913        55,873
                                                             2008          1.077           0.680        70,366

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          3.088           2.475         1,231
                                                             2010          2.534           3.088         1,232
                                                             2009          1.524           2.534         1,234
                                                             2008          3.477           1.524           319
                                                             2007          2.762           3.477           642

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *...........................              2011          1.847           1.621        34,707
                                                             2010          1.687           1.847        36,846
                                                             2009          1.305           1.687        34,464
                                                             2008          2.241           1.305        34,716

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.443           1.467       106,753
                                                             2010          1.311           1.443       178,038
                                                             2009          1.005           1.311       180,500
                                                             2008          1.162           1.005         3,241

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.396           1.235            --
                                                             2010          1.186           1.396            --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *...........................              2011          0.921           0.869            --
                                                             2010          0.801           0.921            --
                                                             2009          0.689           0.801            --
                                                             2008          1.038           0.689            --

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.612           1.558            --
                                                             2010          1.285           1.612            --
                                                             2009          0.899           1.285            --
                                                             2008          1.453           0.899            --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.691           1.538            --
                                                             2010          1.354           1.691            --
                                                             2009          0.936           1.354            --
                                                             2008          1.716           0.936            --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.098           1.147            --
                                                             2010          1.034           1.098            --
                                                             2009          0.964           1.034            --
                                                             2008          1.019           0.964            --

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.181           1.202            --
                                                             2010          1.099           1.181            --
                                                             2009          0.956           1.099            --
                                                             2008          1.221           0.956            --

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          1.158           1.161        64,610
                                                             2010          1.081           1.158        64,804
                                                             2009          0.991           1.081        64,710
                                                             2008          1.456           0.991        62,146

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.809           1.778            --
                                                             2010          1.841           1.809            --
                                                             2009          1.869           1.841            --
                                                             2008          1.864           1.869            --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          1.321           1.243         3,799
                                                             2010          1.203           1.321         3,758
                                                             2009          0.930           1.203         3,788
                                                             2008          1.511           0.930         3,804

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          1.322           1.216         2,272
                                                             2010          1.177           1.322         2,275
                                                             2009          0.986           1.177         2,278
                                                             2008          1.520           0.986           418

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          1.007           1.006            --
                                                             2010          0.895           1.007            --
                                                             2009          0.724           0.895            --
                                                             2008          1.115           0.724            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.048           1.052        14,681
                                                             2010          0.971           1.048        14,956
                                                             2009          0.835           0.971        36,117
                                                             2008          1.095           0.835        21,253
                                                             2007          1.070           1.095         9,667
                                                             2006          1.003           1.070         9,667

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.393           1.380            --
                                                             2010          1.274           1.393            --
                                                             2009          1.074           1.274            --
                                                             2008          1.542           1.074            --

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.510           1.359         2,128
                                                             2010          1.398           1.510         2,130

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.052           1.020         6,818
                                                             2010          0.917           1.052         6,918
                                                             2009          0.653           0.917         7,493
                                                             2008          1.071           0.653         8,187

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.430           1.426            --
                                                             2010          1.081           1.430            --
                                                             2009          0.793           1.081            --
                                                             2008          1.209           0.793            --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.699           1.943        11,387
                                                             2010          1.627           1.699        15,091
                                                             2009          1.442           1.627        13,603
                                                             2008          2.170           1.442        13,003
                                                             2007          1.832           2.170         4,601
                                                             2006          1.486           1.832         4,654
                                                             2005          1.295           1.486         3,429
                                                             2004          1.067           1.295            --
                                                             2003          1.000           1.067            --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.157           1.163            --
                                                             2005          1.089           1.157            --
                                                             2004          1.063           1.089            --
                                                             2003          1.000           1.063            --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.809           1.766        11,871
                                                             2010          1.621           1.809        11,651
                                                             2009          1.095           1.621        11,101
                                                             2008          2.038           1.095        11,961
                                                             2007          1.558           2.038        10,277
                                                             2006          1.333           1.558        10,945
                                                             2005          1.189           1.333            --
                                                             2004          1.122           1.189            --
                                                             2003          1.000           1.122            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.898           1.152            --
                                                             2008          1.718           0.898            --
                                                             2007          1.821           1.718            --
                                                             2006          1.638           1.821            --
                                                             2005          1.436           1.638            --
                                                             2004          1.239           1.436            --
                                                             2003          1.000           1.239            --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          1.282           1.067            --
                                                             2010          1.163           1.282            --
                                                             2009          1.160           1.163            --

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          2.650           2.774            --
                                                             2006          2.036           2.650        10,569
                                                             2005          1.620           2.036         4,151
                                                             2004          1.320           1.620            --
                                                             2003          1.000           1.320            --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.482           1.454            --
                                                             2007          1.489           1.482         6,048
                                                             2006          1.408           1.489         6,055
                                                             2005          1.316           1.408         6,063
                                                             2004          1.173           1.316            --
                                                             2003          1.000           1.173            --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.273           1.259            --
                                                             2010          1.132           1.273            --
                                                             2009          0.864           1.132            --
                                                             2008          1.344           0.864            --
                                                             2007          1.273           1.344            --
                                                             2006          1.190           1.273            --
                                                             2005          1.172           1.190            --
                                                             2004          1.126           1.172            --
                                                             2003          1.000           1.126            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.173           1.115            --
                                                             2007          1.139           1.173            --
                                                             2006          1.006           1.139            --
                                                             2005          1.000           1.006            --

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          2.202           1.810        19,244
                                                             2006          1.635           2.202        15,831
                                                             2005          1.496           1.635         4,680
                                                             2004          1.165           1.496            --
                                                             2003          1.000           1.165            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.040           1.011            --
                                                             2007          1.020           1.040            --
                                                             2006          0.996           1.020            --
                                                             2005          1.000           0.996            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.369           1.281        64,604
                                                             2010          1.199           1.369        61,286
                                                             2009          0.965           1.199        58,359
                                                             2008          1.471           0.965        51,917
                                                             2007          1.335           1.471        53,444
                                                             2006          1.257           1.335        51,325
                                                             2005          1.179           1.257            --
                                                             2004          1.116           1.179            --
                                                             2003          1.000           1.116            --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          1.599           1.714            --
                                                             2009          1.102           1.599         3,411
                                                             2008          2.252           1.102         3,124
                                                             2007          2.106           2.252         3,126
                                                             2006          1.759           2.106         3,128
                                                             2005          1.517           1.759         3,130
                                                             2004          1.254           1.517            --
                                                             2003          1.000           1.254            --

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.395           0.845            --
                                                             2007          1.406           1.395            --
                                                             2006          1.264           1.406            --
                                                             2005          1.217           1.264            --
                                                             2004          1.129           1.217            --
                                                             2003          1.000           1.129            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.400           1.573            --
                                                             2010          1.324           1.400         1,752
                                                             2009          1.107           1.324         1,748
                                                             2008          1.473           1.107         1,427
                                                             2007          1.329           1.473         1,608
                                                             2006          1.279           1.329         1,584
                                                             2005          1.205           1.279            --
                                                             2004          1.124           1.205            --
                                                             2003          1.000           1.124            --

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          2.127           2.035            --
                                                             2007          1.896           2.127        11,950
                                                             2006          1.539           1.896        15,589
                                                             2005          1.354           1.539            --
                                                             2004          1.186           1.354            --
                                                             2003          1.000           1.186            --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.432           1.578            --
                                                             2005          1.287           1.432            --
                                                             2004          1.176           1.287            --
                                                             2003          1.000           1.176            --

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.255           1.220            --
                                                             2007          1.224           1.255        37,460
                                                             2006          1.134           1.224        36,828
                                                             2005          1.112           1.134         8,101
                                                             2004          1.064           1.112            --
                                                             2003          1.000           1.064            --

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.621           1.517            --
                                                             2007          1.600           1.621        15,080
                                                             2006          1.414           1.600        19,762
                                                             2005          1.313           1.414        15,225
                                                             2004          1.157           1.313            --
                                                             2003          1.000           1.157            --

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.903           0.910            --
                                                             2008          1.193           0.903        42,028
                                                             2007          1.160           1.193        43,215
                                                             2006          1.086           1.160        42,080
                                                             2005          1.059           1.086            --
                                                             2004          1.003           1.059            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.052           1.014            --
                                                             2007          1.032           1.052            --
                                                             2006          1.012           1.032            --
                                                             2005          1.011           1.012            --
                                                             2004          0.989           1.011            --
                                                             2003          1.000           0.989            --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.563           1.514            --
                                                             2007          1.528           1.563         8,680
                                                             2006          1.361           1.528        12,633
                                                             2005          1.268           1.361        13,352
                                                             2004          1.159           1.268            --
                                                             2003          1.000           1.159            --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          1.210           1.266            --
                                                             2005          1.238           1.210            --
                                                             2004          1.130           1.238            --
                                                             2003          1.000           1.130            --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.529           1.457            --
                                                             2007          1.592           1.529        47,665
                                                             2006          1.371           1.592        46,280
                                                             2005          1.299           1.371        13,100
                                                             2004          1.164           1.299            --
                                                             2003          1.000           1.164            --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          2.036           1.873         1,272
                                                             2010          1.690           2.036         4,583
                                                             2009          1.331           1.690         4,589
                                                             2008          2.043           1.331         4,595
                                                             2007          2.026           2.043         4,601
                                                             2006          1.656           2.026         4,605
                                                             2005          1.536           1.656         4,611
                                                             2004          1.246           1.536            --
                                                             2003          1.000           1.246            --

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.132           1.358            --
                                                             2005          1.054           1.132        13,738
                                                             2004          1.000           1.054            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.692           1.418            --
                                                             2010          1.521           1.692            --
                                                             2009          1.081           1.521            --
                                                             2008          2.112           1.081            --
                                                             2007          2.032           2.112            --
                                                             2006          1.596           2.032            --
                                                             2005          1.326           1.596            --
                                                             2004          1.181           1.326            --
                                                             2003          1.000           1.181            --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.215           1.279            --
                                                             2010          1.164           1.215            --
                                                             2009          1.101           1.164            --
                                                             2008          1.072           1.101        54,175
                                                             2007          1.035           1.072            --
                                                             2006          1.016           1.035            --
                                                             2005          1.011           1.016            --
                                                             2004          0.996           1.011            --
                                                             2003          1.000           0.996            --

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.841           0.843            --
                                                             2008          1.309           0.841        69,594
                                                             2007          1.262           1.309        68,657
                                                             2006          1.141           1.262        69,838
                                                             2005          1.096           1.141        35,630
                                                             2004          1.016           1.096            --

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.305           1.289            --
                                                             2007          1.321           1.305        12,954
                                                             2006          1.222           1.321        10,532
                                                             2005          1.203           1.222            --
                                                             2004          1.093           1.203            --
                                                             2003          1.000           1.093            --

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.060           1.078            --
                                                             2005          1.042           1.060         5,563
                                                             2004          1.005           1.042            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.224           1.245            --
                                                             2004          1.133           1.224            --
                                                             2003          1.000           1.133            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          2.199           2.119            --
                                                             2007          1.927           2.199         9,936
                                                             2006          1.569           1.927         9,998
                                                             2005          1.401           1.569         5,033
                                                             2004          1.211           1.401            --
                                                             2003          1.000           1.211            --

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.484           1.424            --
                                                             2007          1.423           1.484         1,016
                                                             2006          1.341           1.423         1,002
                                                             2005          1.223           1.341            --
                                                             2004          1.121           1.223            --
                                                             2003          1.000           1.121            --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.288           1.273            --
                                                             2005          1.225           1.288            --
                                                             2004          1.111           1.225            --
                                                             2003          1.000           1.111            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.150           1.274            --
                                                             2005          1.037           1.150            --

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.563           1.540            --
                                                             2007          1.412           1.563            --
                                                             2006          1.250           1.412            --
                                                             2005          1.253           1.250            --
                                                             2004          1.163           1.253            --
                                                             2003          1.000           1.163            --

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          1.264           1.300            --
                                                             2005          1.295           1.264            --
                                                             2004          1.123           1.295            --
                                                             2003          1.000           1.123            --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.537           1.446            --
                                                             2007          1.450           1.537         4,487
                                                             2006          1.336           1.450         4,494
                                                             2005          1.186           1.336            --
                                                             2004          1.166           1.186            --
                                                             2003          1.000           1.166            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.855           0.857            --
                                                             2008          1.249           0.855         6,440
                                                             2007          1.211           1.249        69,225
                                                             2006          1.111           1.211        69,837
                                                             2005          1.077           1.111        69,899
                                                             2004          1.000           1.077            --

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.036           1.039            --
                                                             2007          1.008           1.036            --
                                                             2006          0.984           1.008            --
                                                             2005          0.978           0.984            --
                                                             2004          0.991           0.978            --
                                                             2003          1.000           0.991            --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          1.110           1.133            --
                                                             2005          1.184           1.110            --
                                                             2004          1.195           1.184            --
                                                             2003          1.000           1.195            --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.380           1.203            --
                                                             2007          1.328           1.380            --
                                                             2006          1.290           1.328            --
                                                             2005          1.231           1.290            --
                                                             2004          1.134           1.231            --
                                                             2003          1.000           1.134            --

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.157           1.157            --
                                                             2007          1.121           1.157            --
                                                             2006          1.049           1.121            --
                                                             2005          1.048           1.049            --
                                                             2004          0.986           1.048            --
                                                             2003          1.000           0.986            --

  DWS Technology Subaccount (Class B) (7/03)...              2010          1.121           1.159            --
                                                             2009          0.714           1.121         3,612
                                                             2008          1.357           0.714         3,985
                                                             2007          1.213           1.357         3,529
                                                             2006          1.230           1.213         3,444
                                                             2005          1.213           1.230            --
                                                             2004          1.217           1.213            --
                                                             2003          1.000           1.217            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.848           1.719            --
                                                             2007          1.503           1.848            --
                                                             2006          1.441           1.503            --
                                                             2005          1.319           1.441            --
                                                             2004          1.214           1.319            --
                                                             2003          1.000           1.214            --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.579           1.587        45,534
                                                             2010          1.388           1.579        47,079
                                                             2009          0.964           1.388        10,687
                                                             2008          1.292           0.964        10,830

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.177           1.137         1,506
                                                             2010          1.055           1.177         1,507
                                                             2009          0.879           1.055         7,907

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.212           1.144        60,529
                                                             2010          1.068           1.212        65,720
                                                             2009          0.869           1.068        66,260

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.212           1.189        36,618
                                                             2010          1.098           1.212        36,350
                                                             2009          0.929           1.098        35,908

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.100           1.023        34,193
                                                             2010          0.911           1.100        76,744
                                                             2009          0.678           0.911        89,891
                                                             2008          1.075           0.678       121,130

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          3.076           2.465         8,703
                                                             2010          2.526           3.076        10,489
                                                             2009          1.520           2.526        11,787
                                                             2008          3.469           1.520        12,691
                                                             2007          2.757           3.469         9,835

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *...........................              2011          1.686           1.479        27,589
                                                             2010          1.541           1.686        30,720
                                                             2009          1.193           1.541        41,457
                                                             2008          2.048           1.193        20,278

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.438           1.461       391,601
                                                             2010          1.307           1.438       286,931
                                                             2009          1.002           1.307       149,727
                                                             2008          1.159           1.002            --

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.391           1.229         3,228
                                                             2010          1.182           1.391         3,334

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *...........................              2011          0.919           0.867       182,403
                                                             2010          0.800           0.919       190,937
                                                             2009          0.688           0.800       206,568
                                                             2008          1.037           0.688       285,750

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.606           1.551         4,452
                                                             2010          1.281           1.606         4,460
                                                             2009          0.896           1.281         9,897
                                                             2008          1.449           0.896         4,479

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.685           1.531            --
                                                             2010          1.349           1.685            --
                                                             2009          0.933           1.349            --
                                                             2008          1.712           0.933            --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.094           1.142            --
                                                             2010          1.031           1.094            --
                                                             2009          0.961           1.031            --
                                                             2008          1.017           0.961            --

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.177           1.197        40,661
                                                             2010          1.096           1.177        39,440
                                                             2009          0.954           1.096        34,844
                                                             2008          1.218           0.954        29,034

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          1.153           1.156        58,586
                                                             2010          1.078           1.153        61,879
                                                             2009          0.988           1.078        68,491
                                                             2008          1.452           0.988        46,409

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.802           1.770        17,110
                                                             2010          1.835           1.802        15,934
                                                             2009          1.864           1.835        18,270
                                                             2008          1.859           1.864        15,065

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          1.316           1.237           712
                                                             2010          1.199           1.316           712
                                                             2009          0.928           1.199         4,723
                                                             2008          1.507           0.928         4,014

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          1.317           1.211         7,039
                                                             2010          1.173           1.317         7,277
                                                             2009          0.983           1.173        11,075
                                                             2008          1.516           0.983        10,920

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          1.005           1.003        33,271
                                                             2010          0.893           1.005        34,826
                                                             2009          0.722           0.893        34,835
                                                             2008          1.113           0.722            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.045           1.049        62,873
                                                             2010          0.969           1.045        58,227
                                                             2009          0.834           0.969        58,157
                                                             2008          1.094           0.834        27,662
                                                             2007          1.070           1.094        24,400
                                                             2006          1.003           1.070        16,032

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.387           1.374           632
                                                             2010          1.270           1.387           632
                                                             2009          1.071           1.270           633
                                                             2008          1.539           1.071            --

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.379           1.240           392
                                                             2010          1.277           1.379         9,482

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.050           1.017         3,775
                                                             2010          0.916           1.050         3,899
                                                             2009          0.652           0.916        16,093
                                                             2008          1.070           0.652         1,466

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.425           1.420         9,462
                                                             2010          1.077           1.425         9,593
                                                             2009          0.791           1.077        15,613
                                                             2008          1.206           0.791         9,714





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.686           1.927          42,094
                                                            2010          1.617           1.686          15,666
                                                            2009          1.434           1.617          16,446
                                                            2008          2.160           1.434          15,854
                                                            2007          1.825           2.160          27,002
                                                            2006          1.482           1.825          22,656
                                                            2005          1.293           1.482          23,710
                                                            2004          1.067           1.293          19,240
                                                            2003          1.000           1.067          11,440

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.154           1.159              --
                                                            2005          1.087           1.154         290,401
                                                            2004          1.063           1.087         288,456
                                                            2003          1.000           1.063         167,112

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.796           1.751          43,772
                                                            2010          1.611           1.796          42,849
                                                            2009          1.089           1.611          57,355
                                                            2008          2.028           1.089          65,036
                                                            2007          1.552           2.028          59,605
                                                            2006          1.330           1.552          49,800
                                                            2005          1.187           1.330          51,573
                                                            2004          1.121           1.187          56,378
                                                            2003          1.000           1.121          28,484

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.893           1.145              (0)
                                                            2008          1.710           0.893          23,568
                                                            2007          1.815           1.710          27,930
                                                            2006          1.634           1.815          27,698
                                                            2005          1.434           1.634          26,862
                                                            2004          1.238           1.434          14,324
                                                            2003          1.000           1.238           1,309

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          1.273           1.058              --
                                                            2010          1.156           1.273          19,497
                                                            2009          1.153           1.156          21,912

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.640           2.763              --
                                                            2006          2.031           2.640         121,269
                                                            2005          1.618           2.031         126,189
                                                            2004          1.320           1.618          57,431
                                                            2003          1.000           1.320          22,637

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.476           1.447              --
                                                            2007          1.484           1.476         435,379
                                                            2006          1.404           1.484         460,599
                                                            2005          1.314           1.404         460,059
                                                            2004          1.172           1.314         298,946
                                                            2003          1.000           1.172         153,167

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.264           1.248          56,279
                                                            2010          1.124           1.264           8,262
                                                            2009          0.859           1.124           8,262
                                                            2008          1.338           0.859           8,266
                                                            2007          1.269           1.338           8,266
                                                            2006          1.187           1.269           8,266
                                                            2005          1.170           1.187           8,266
                                                            2004          1.126           1.170              --
                                                            2003          1.000           1.126              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.170           1.112              --
                                                            2007          1.137           1.170         468,489
                                                            2006          1.006           1.137         488,240
                                                            2005          1.000           1.006         403,756

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          2.195           1.801          85,294
                                                            2006          1.631           2.195          95,229
                                                            2005          1.493           1.631         113,357
                                                            2004          1.164           1.493          85,025
                                                            2003          1.000           1.164          27,729

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.037           1.008              --
                                                            2007          1.019           1.037          49,918
                                                            2006          0.995           1.019          24,664
                                                            2005          1.000           0.995          31,602

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.359           1.270         361,167
                                                            2010          1.191           1.359         302,632
                                                            2009          0.959           1.191         458,034
                                                            2008          1.464           0.959         524,155
                                                            2007          1.330           1.464         595,695
                                                            2006          1.253           1.330         616,559
                                                            2005          1.177           1.253         313,252
                                                            2004          1.115           1.177          40,798
                                                            2003          1.000           1.115           9,919

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.588           1.702              --
                                                            2009          1.096           1.588          31,258
                                                            2008          2.242           1.096          73,951
                                                            2007          2.098           2.242          82,343
                                                            2006          1.754           2.098          99,521
                                                            2005          1.514           1.754         104,972
                                                            2004          1.254           1.514          98,828
                                                            2003          1.000           1.254          80,019

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.388           1.302              --
                                                            2007          1.401           1.388         160,579
                                                            2006          1.260           1.401         210,033
                                                            2005          1.215           1.260         176,373
                                                            2004          1.128           1.215         124,026
                                                            2003          1.000           1.128          17,359

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.390           1.561              --
                                                            2010          1.315           1.390         102,334
                                                            2009          1.101           1.315         113,790
                                                            2008          1.466           1.101         121,650
                                                            2007          1.324           1.466         148,908
                                                            2006          1.276           1.324         136,011
                                                            2005          1.203           1.276         139,318
                                                            2004          1.123           1.203          96,846
                                                            2003          1.000           1.123           4,467

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          2.117           2.025              --
                                                            2007          1.889           2.117         178,211
                                                            2006          1.535           1.889         176,674
                                                            2005          1.352           1.535         131,334
                                                            2004          1.185           1.352         130,051
                                                            2003          1.000           1.185          21,842

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.428           1.572              --
                                                            2005          1.285           1.428              --
                                                            2004          1.176           1.285              --
                                                            2003          1.000           1.176              --

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.249           1.214              --
                                                            2007          1.219           1.249         101,585
                                                            2006          1.131           1.219         111,401
                                                            2005          1.110           1.131         107,539
                                                            2004          1.063           1.110         101,837
                                                            2003          1.000           1.063          12,272

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.613           1.510              --
                                                            2007          1.594           1.613         100,502
                                                            2006          1.411           1.594          99,681
                                                            2005          1.311           1.411         116,657
                                                            2004          1.156           1.311          78,630
                                                            2003          1.000           1.156          11,317

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.899           0.906              --
                                                            2008          1.189           0.899         360,131
                                                            2007          1.157           1.189         371,557
                                                            2006          1.084           1.157         296,784
                                                            2005          1.058           1.084         213,886
                                                            2004          1.003           1.058           8,761

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.047           1.009              --
                                                            2007          1.029           1.047         715,867
                                                            2006          1.009           1.029         721,818
                                                            2005          1.010           1.009         755,373
                                                            2004          0.989           1.010         741,711
                                                            2003          1.000           0.989          40,767

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.556           1.506              --
                                                            2007          1.523           1.556         804,221
                                                            2006          1.357           1.523         831,053
                                                            2005          1.266           1.357         798,456
                                                            2004          1.158           1.266         654,549
                                                            2003          1.000           1.158         214,266

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.207           1.262              --
                                                            2005          1.236           1.207          81,798
                                                            2004          1.130           1.236          80,918
                                                            2003          1.000           1.130           3,862

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.522           1.450              --
                                                            2007          1.587           1.522         732,138
                                                            2006          1.368           1.587         806,444
                                                            2005          1.297           1.368         598,995
                                                            2004          1.163           1.297         282,426
                                                            2003          1.000           1.163          25,645

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          2.021           1.857         212,755
                                                            2010          1.679           2.021         247,220
                                                            2009          1.324           1.679         324,782
                                                            2008          2.034           1.324         383,584
                                                            2007          2.019           2.034         403,392
                                                            2006          1.652           2.019         442,398
                                                            2005          1.533           1.652         448,368
                                                            2004          1.245           1.533         304,896
                                                            2003          1.000           1.245         107,469

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.131           1.355              --
                                                            2005          1.053           1.131          64,188
                                                            2004          1.000           1.053          50,309

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.679           1.406           6,117
                                                            2010          1.511           1.679           7,942
                                                            2009          1.075           1.511           7,965
                                                            2008          2.103           1.075           9,693
                                                            2007          2.025           2.103          46,979
                                                            2006          1.592           2.025          12,823
                                                            2005          1.324           1.592          17,978
                                                            2004          1.180           1.324          17,695
                                                            2003          1.000           1.180           1,413

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.206           1.268         206,989
                                                            2010          1.157           1.206         127,009
                                                            2009          1.095           1.157         126,656
                                                            2008          1.068           1.095         124,617
                                                            2007          1.031           1.068         119,639
                                                            2006          1.013           1.031         142,686
                                                            2005          1.010           1.013         153,770
                                                            2004          0.996           1.010         151,122
                                                            2003          1.000           0.996          10,475

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.838           0.839              --
                                                            2008          1.305           0.838       1,581,048
                                                            2007          1.259           1.305       1,490,977
                                                            2006          1.139           1.259       1,538,144
                                                            2005          1.095           1.139       1,523,550
                                                            2004          1.016           1.095       1,103,829

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.299           1.283              --
                                                            2007          1.317           1.299         592,256
                                                            2006          1.219           1.317         613,922
                                                            2005          1.201           1.219         616,581
                                                            2004          1.092           1.201         592,379
                                                            2003          1.000           1.092         138,613

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.058           1.076              --
                                                            2005          1.042           1.058          90,075
                                                            2004          1.005           1.042              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.222           1.242              --
                                                            2004          1.132           1.222         312,892
                                                            2003          1.000           1.132          20,158

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          2.189           2.109              --
                                                            2007          1.920           2.189         209,300
                                                            2006          1.565           1.920         255,617
                                                            2005          1.399           1.565         262,838
                                                            2004          1.210           1.399         189,048
                                                            2003          1.000           1.210          88,264

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.477           1.417              --
                                                            2007          1.418           1.477         300,902
                                                            2006          1.338           1.418         278,136
                                                            2005          1.221           1.338         283,186
                                                            2004          1.120           1.221         215,207
                                                            2003          1.000           1.120         119,673

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.285           1.268              --
                                                            2005          1.223           1.285          87,257
                                                            2004          1.110           1.223          70,171
                                                            2003          1.000           1.110          73,182

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.149           1.271              --
                                                            2005          1.037           1.149          49,823

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.556           1.533              --
                                                            2007          1.407           1.556         235,025
                                                            2006          1.247           1.407         250,594
                                                            2005          1.251           1.247         265,905
                                                            2004          1.163           1.251         275,024
                                                            2003          1.000           1.163          60,395

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.261           1.296              --
                                                            2005          1.293           1.261         198,995
                                                            2004          1.122           1.293         187,731
                                                            2003          1.000           1.122           1,201

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.530           1.439              --
                                                            2007          1.445           1.530          35,824
                                                            2006          1.332           1.445          36,664
                                                            2005          1.184           1.332          36,569
                                                            2004          1.165           1.184          22,308
                                                            2003          1.000           1.165          19,438

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.851           0.853              --
                                                            2008          1.245           0.851         822,989
                                                            2007          1.208           1.245         845,420
                                                            2006          1.110           1.208         984,151
                                                            2005          1.076           1.110       1,139,760
                                                            2004          1.000           1.076          89,489

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.031           1.034              --
                                                            2007          1.004           1.031          33,657
                                                            2006          0.982           1.004         146,413
                                                            2005          0.977           0.982          28,760
                                                            2004          0.990           0.977         274,043
                                                            2003          1.000           0.990           6,766

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          1.107           1.129              --
                                                            2005          1.182           1.107         212,634
                                                            2004          1.194           1.182          42,485
                                                            2003          1.000           1.194              --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.374           1.197              --
                                                            2007          1.323           1.374          81,560
                                                            2006          1.287           1.323          71,759
                                                            2005          1.229           1.287          72,117
                                                            2004          1.133           1.229          48,356
                                                            2003          1.000           1.133          16,484

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.151           1.151              --
                                                            2007          1.117           1.151         349,696
                                                            2006          1.047           1.117         353,312
                                                            2005          1.047           1.047         368,592
                                                            2004          0.985           1.047         348,639
                                                            2003          1.000           0.985          33,347

  DWS Technology Subaccount (Class B) (7/03)..              2010          1.113           1.151              --
                                                            2009          0.710           1.113          65,883
                                                            2008          1.350           0.710          74,524
                                                            2007          1.209           1.350          86,576
                                                            2006          1.227           1.209          84,702
                                                            2005          1.211           1.227         149,732
                                                            2004          1.216           1.211          92,170
                                                            2003          1.000           1.216          23,585

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.839           1.710              --
                                                            2007          1.498           1.839         107,814
                                                            2006          1.437           1.498         105,855
                                                            2005          1.317           1.437         102,298
                                                            2004          1.213           1.317          76,106
                                                            2003          1.000           1.213          12,043

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.567           1.573         682,473
                                                            2010          1.379           1.567       1,050,209
                                                            2009          0.959           1.379         462,408
                                                            2008          1.286           0.959         555,213

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.170           1.128         713,295
                                                            2010          1.050           1.170         723,967
                                                            2009          0.875           1.050         724,442

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.204           1.136       1,504,088
                                                            2010          1.063           1.204       1,504,219
                                                            2009          0.865           1.063       1,366,907

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.204           1.180         428,117
                                                            2010          1.092           1.204         438,565
                                                            2009          0.925           1.092         446,559

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.093           1.016         442,557
                                                            2010          0.907           1.093         705,602
                                                            2009          0.676           0.907         708,664
                                                            2008          1.072           0.676         773,187

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          3.053           2.444          50,531
                                                            2010          2.509           3.053          56,423
                                                            2009          1.512           2.509          89,789
                                                            2008          3.453           1.512          94,074
                                                            2007          2.746           3.453         104,255

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.826           1.600         282,332
                                                            2010          1.671           1.826         283,229
                                                            2009          1.294           1.671         291,236
                                                            2008          2.224           1.294         351,642

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.427           1.449       1,145,450
                                                            2010          1.298           1.427       1,149,453
                                                            2009          0.996           1.298       1,372,955
                                                            2008          1.153           0.996         324,220

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.380           1.219         112,522
                                                            2010          1.174           1.380          68,065

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.915           0.862         521,650
                                                            2010          0.797           0.915         543,344
                                                            2009          0.686           0.797         560,177
                                                            2008          1.035           0.686         557,303

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.594           1.538          82,200
                                                            2010          1.272           1.594          42,063
                                                            2009          0.891           1.272          29,296
                                                            2008          1.442           0.891          36,084

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.672           1.518          66,103
                                                            2010          1.340           1.672          71,039
                                                            2009          0.928           1.340          81,041
                                                            2008          1.704           0.928          88,773

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.086           1.133         626,069
                                                            2010          1.024           1.086         533,887
                                                            2009          0.956           1.024         617,076
                                                            2008          1.012           0.956         701,637

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.168           1.187          45,279
                                                            2010          1.089           1.168          45,833
                                                            2009          0.948           1.089          88,698
                                                            2008          1.212           0.948          85,266

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          1.144           1.146         462,078
                                                            2010          1.071           1.144         485,382
                                                            2009          0.983           1.071         701,651
                                                            2008          1.445           0.983         721,612

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.789           1.755         130,445
                                                            2010          1.823           1.789          81,244
                                                            2009          1.853           1.823         252,958
                                                            2008          1.850           1.853         465,455

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.306           1.227         493,142
                                                            2010          1.192           1.306         618,059
                                                            2009          0.922           1.192         686,761
                                                            2008          1.500           0.922         760,033

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.307           1.200          95,724
                                                            2010          1.165           1.307          99,851
                                                            2009          0.978           1.165          76,059
                                                            2008          1.509           0.978          80,612

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.999           0.997         188,966
                                                            2010          0.890           0.999         225,288
                                                            2009          0.720           0.890         227,845
                                                            2008          1.111           0.720         208,244

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.041           1.043         283,598
                                                            2010          0.966           1.041         395,524
                                                            2009          0.832           0.966         471,387
                                                            2008          1.092           0.832         325,782
                                                            2007          1.069           1.092         379,953
                                                            2006          1.003           1.069         325,089

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.377           1.362         195,039
                                                            2010          1.261           1.377         195,309
                                                            2009          1.065           1.261         240,756
                                                            2008          1.531           1.065         243,676

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.493           1.341          47,672
                                                            2010          1.384           1.493          52,565

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.045           1.012         236,797
                                                            2010          0.912           1.045         409,259
                                                            2009          0.650           0.912         386,369
                                                            2008          1.068           0.650         398,832

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.414           1.408          67,943
                                                            2010          1.070           1.414         117,116
                                                            2009          0.787           1.070          92,216
                                                            2008          1.200           0.787          93,582





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%



                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco
  Variable Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series
  I) (7/03)..................................              2011          1.680           1.918          175,193
                                                           2010          1.611           1.680          185,186
                                                           2009          1.430           1.611          180,142
                                                           2008          2.155           1.430          215,906
                                                           2007          1.822           2.155          312,590
                                                           2006          1.481           1.822          366,397
                                                           2005          1.292           1.481          372,594
                                                           2004          1.066           1.292          255,686
                                                           2003          1.000           1.066           53,333

Alger Portfolios
  Alger American Balanced Subaccount (Class
  S) (6/03)..................................              2006          1.152           1.158               --
                                                           2005          1.086           1.152        1,412,665
                                                           2004          1.062           1.086        1,319,889
                                                           2003          1.000           1.062          193,955

  Alger Capital Appreciation Subaccount
  (Class S) (7/03)...........................              2011          1.789           1.743          238,619
                                                           2010          1.605           1.789          303,140
                                                           2009          1.086           1.605          332,591
                                                           2008          2.024           1.086          428,762
                                                           2007          1.550           2.024          465,065
                                                           2006          1.328           1.550          381,065
                                                           2005          1.186           1.328          362,283
                                                           2004          1.121           1.186          202,175
                                                           2003          1.000           1.121           83,217

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..........................              2009          0.891           1.141               --
                                                           2008          1.706           0.891           79,244
                                                           2007          1.812           1.706           95,211
                                                           2006          1.632           1.812          111,268
                                                           2005          1.433           1.632          114,136
                                                           2004          1.238           1.433          153,840
                                                           2003          1.000           1.238            5,549

  Credit Suisse International Equity Flex III
  Subaccount (12/09).........................              2011          1.268           1.054               --
                                                           2010          1.152           1.268           92,221
                                                           2009          1.149           1.152           58,852

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)..........................              2007          2.636           2.758               --
                                                           2006          2.028           2.636          838,986
                                                           2005          1.616           2.028          899,458
                                                           2004          1.319           1.616          587,875
                                                           2003          1.000           1.319           20,306

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03).............................              2008          1.472           1.443               --
                                                           2007          1.481           1.472        1,303,173
                                                           2006          1.402           1.481        1,426,094
                                                           2005          1.313           1.402        1,596,211
                                                           2004          1.172           1.313        1,372,525
                                                           2003          1.000           1.172          156,281

Dreyfus Socially Responsible Growth Fund,
  Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)................  (9/03)      2011          1.259           1.243           42,981
                                                           2010          1.121           1.259           74,902
                                                           2009          0.856           1.121           76,944
                                                           2008          1.335           0.856           55,365
                                                           2007          1.267           1.335           86,767
                                                           2006          1.185           1.267          101,987
                                                           2005          1.169           1.185          110,465
                                                           2004          1.125           1.169           37,746
                                                           2003          1.000           1.125           20,972

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)..................................              2008          1.169           1.110               --
                                                           2007          1.137           1.169        2,697,228
                                                           2006          1.006           1.137        2,713,066
                                                           2005          1.000           1.006        2,858,953

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)................              2007          2.191           1.797        1,040,641
                                                           2006          1.629           2.191        1,143,930
                                                           2005          1.492           1.629        1,245,319
                                                           2004          1.164           1.492        1,086,069
                                                           2003          1.000           1.164          219,388

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).......              2008          1.036           1.007               --
                                                           2007          1.018           1.036           70,390
                                                           2006          0.995           1.018            7,265
                                                           2005          1.000           0.995            7,272

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).....................................              2011          1.354           1.265        1,995,947
                                                           2010          1.187           1.354        1,847,925
                                                           2009          0.957           1.187        2,268,695
                                                           2008          1.461           0.957        2,595,224
                                                           2007          1.328           1.461        3,220,778
                                                           2006          1.252           1.328        3,496,811
                                                           2005          1.176           1.252        2,323,786
                                                           2004          1.115           1.176          688,589
                                                           2003          1.000           1.115          165,098

  DWS Global Opportunities Subaccount (Class
  B) (7/03)..................................              2010          1.583           1.696               --
                                                           2009          1.093           1.583          668,832
                                                           2008          2.237           1.093          782,684
                                                           2007          2.094           2.237          884,298
                                                           2006          1.752           2.094          914,487
                                                           2005          1.513           1.752        1,083,970
                                                           2004          1.253           1.513          654,608
                                                           2003          1.000           1.253          120,691

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  DWS Growth & Income Subaccount (Class B)
  (6/03).....................................              2008          1.385           1.299               --
                                                           2007          1.399           1.385          992,695
                                                           2006          1.259           1.399        1,114,920
                                                           2005          1.214           1.259        1,061,409
                                                           2004          1.128           1.214          820,983
                                                           2003          1.000           1.128           98,074

  DWS Health Care VIP Subaccount (Class B)
  (6/03).....................................              2011          1.384           1.555               --
                                                           2010          1.311           1.384          477,607
                                                           2009          1.097           1.311          484,982
                                                           2008          1.463           1.097          661,899
                                                           2007          1.322           1.463          770,922
                                                           2006          1.274           1.322          807,263
                                                           2005          1.202           1.274        1,118,378
                                                           2004          1.123           1.202          763,880
                                                           2003          1.000           1.123          115,899

  DWS International Subaccount (Class B)
  (7/03).....................................              2008          2.112           2.020               --
                                                           2007          1.885           2.112          905,996
                                                           2006          1.533           1.885          941,853
                                                           2005          1.350           1.533          739,991
                                                           2004          1.185           1.350          544,810
                                                           2003          1.000           1.185           88,568

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).....................................              2006          1.426           1.570               --
                                                           2005          1.284           1.426           96,209
                                                           2004          1.175           1.284          100,352
                                                           2003          1.000           1.175           70,396

  DWS Balanced Subaccount (Class B) (7/03)...              2008          1.246           1.211               --
                                                           2007          1.217           1.246        1,314,581
                                                           2006          1.130           1.217        1,305,019
                                                           2005          1.109           1.130        1,413,029
                                                           2004          1.063           1.109        1,135,374
                                                           2003          1.000           1.063          240,677

  DWS Blue Chip Subaccount (Class B) (6/03)..              2008          1.610           1.506               --
                                                           2007          1.591           1.610        1,507,328
                                                           2006          1.409           1.591        1,597,699
                                                           2005          1.310           1.409        1,630,945
                                                           2004          1.156           1.310        1,070,728
                                                           2003          1.000           1.156          187,464

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)...........................              2009          0.897           0.904               --
                                                           2008          1.187           0.897        3,143,648
                                                           2007          1.156           1.187        3,060,131
                                                           2006          1.083           1.156        2,698,129
                                                           2005          1.058           1.083        2,090,415
                                                           2004          1.003           1.058          818,805

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).....................................              2008          1.045           1.006               --
                                                           2007          1.027           1.045        3,343,448
                                                           2006          1.008           1.027        3,490,478
                                                           2005          1.009           1.008        3,471,549
                                                           2004          0.988           1.009        3,241,694
                                                           2003          1.000           0.988          776,414

  DWS Davis Venture Value Subaccount (Class
  B) (7/03)..................................              2008          1.552           1.503               --
                                                           2007          1.520           1.552        2,573,182
                                                           2006          1.355           1.520        3,220,705
                                                           2005          1.265           1.355        3,877,898
                                                           2004          1.158           1.265        3,402,692
                                                           2003          1.000           1.158          281,093

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)...........................              2006          1.206           1.260               --
                                                           2005          1.235           1.206        1,093,138
                                                           2004          1.130           1.235          702,747
                                                           2003          1.000           1.130          114,752

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)...........................              2008          1.519           1.447               --
                                                           2007          1.584           1.519        5,027,960
                                                           2006          1.366           1.584        5,167,979
                                                           2005          1.296           1.366        3,949,262
                                                           2004          1.163           1.296        2,944,614
                                                           2003          1.000           1.163          345,760

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03)................              2011          2.013           1.849          825,410
                                                           2010          1.673           2.013          976,117
                                                           2009          1.320           1.673        1,299,617
                                                           2008          2.029           1.320        1,327,067
                                                           2007          2.016           2.029        1,553,769
                                                           2006          1.650           2.016        1,727,703
                                                           2005          1.532           1.650        1,912,056
                                                           2004          1.245           1.532        1,653,878
                                                           2003          1.000           1.245          203,281

  DWS Foreign Value Subaccount (Class B)
  (11/04)....................................              2006          1.130           1.354               --
                                                           2005          1.053           1.130          233,518
                                                           2004          1.000           1.053               --

  DWS Global Thematic VIP Subaccount (Class
  B) (8/03)..................................              2011          1.673           1.400          476,388
                                                           2010          1.506           1.673          675,876
                                                           2009          1.072           1.506          756,984
                                                           2008          2.098           1.072          794,917
                                                           2007          2.021           2.098          932,133
                                                           2006          1.590           2.021          848,388
                                                           2005          1.323           1.590          918,999
                                                           2004          1.180           1.323          651,961
                                                           2003          1.000           1.180          142,970

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)................              2011          1.201           1.263        1,028,108
                                                           2010          1.153           1.201        1,192,613
                                                           2009          1.092           1.153        1,226,957
                                                           2008          1.065           1.092        1,883,030
                                                           2007          1.029           1.065        1,653,043
                                                           2006          1.012           1.029        1,834,004
                                                           2005          1.009           1.012        1,702,600
                                                           2004          0.995           1.009        1,617,923
                                                           2003          1.000           0.995          326,395

  DWS Growth Allocation Subaccount (Class B)
  (9/04).....................................              2009          0.836           0.837               --
                                                           2008          1.302           0.836        4,429,979
                                                           2007          1.258           1.302        4,703,657
                                                           2006          1.139           1.258        4,910,402
                                                           2005          1.095           1.139        4,529,817
                                                           2004          1.016           1.095        1,527,819

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  DWS High Income Subaccount (Class B)
  (6/03).....................................              2008          1.296           1.279               --
                                                           2007          1.314           1.296        1,452,167
                                                           2006          1.217           1.314        1,728,669
                                                           2005          1.200           1.217        1,715,502
                                                           2004          1.092           1.200        1,606,243
                                                           2003          1.000           1.092          495,171

  DWS Income Allocation Subaccount (Class B)
  (8/04).....................................              2006          1.057           1.075               --
                                                           2005          1.041           1.057          616,698
                                                           2004          1.005           1.041          403,424

  DWS Index 500 Subaccount (Class B) (7/03)..              2005          1.221           1.241               --
                                                           2004          1.132           1.221        2,195,972
                                                           2003          1.000           1.132          163,658

  DWS International Select Equity Subaccount
  (Class B) (7/03)...........................              2008          2.184           2.104               --
                                                           2007          1.917           2.184        1,717,858
                                                           2006          1.563           1.917        2,030,052
                                                           2005          1.398           1.563        2,020,976
                                                           2004          1.210           1.398        1,931,793
                                                           2003          1.000           1.210          141,788

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)..................................              2008          1.474           1.414               --
                                                           2007          1.415           1.474          611,394
                                                           2006          1.336           1.415          679,397
                                                           2005          1.220           1.336          737,651
                                                           2004          1.120           1.220          990,342
                                                           2003          1.000           1.120          158,746

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)...........................              2006          1.283           1.266               --
                                                           2005          1.222           1.283           92,956
                                                           2004          1.110           1.222           32,352
                                                           2003          1.000           1.110            9,683

  DWS Large Cap Core Subaccount (Class B)
  (12/04)....................................              2006          1.148           1.270               --
                                                           2005          1.036           1.148           65,272

  DWS Large Cap Value Subaccount (Class B)
  (7/03).....................................              2008          1.553           1.529               --
                                                           2007          1.404           1.553          912,428
                                                           2006          1.245           1.404        1,026,737
                                                           2005          1.250           1.245        1,170,701
                                                           2004          1.163           1.250        1,211,453
                                                           2003          1.000           1.163          384,869

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount
  (Class B) (8/03)...........................              2006          1.259           1.294               --
                                                           2005          1.292           1.259          732,687
                                                           2004          1.122           1.292          826,372
                                                           2003          1.000           1.122          285,227

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).....................................              2008          1.527           1.436               --
                                                           2007          1.443           1.527          279,456
                                                           2006          1.331           1.443          274,945
                                                           2005          1.183           1.331          259,942
                                                           2004          1.165           1.183          120,411
                                                           2003          1.000           1.165           32,701

  DWS Moderate Allocation Subaccount (Class
  B) (8/04)..................................              2009          0.849           0.851               --
                                                           2008          1.243           0.849        4,744,890
                                                           2007          1.206           1.243        5,694,782
                                                           2006          1.109           1.206        5,493,860
                                                           2005          1.076           1.109        5,500,435
                                                           2004          1.000           1.076        1,696,423

  DWS Money Market Subaccount (Class B)
  (7/03).....................................              2008          1.029           1.032               --
                                                           2007          1.002           1.029        3,363,453
                                                           2006          0.981           1.002        1,921,703
                                                           2005          0.976           0.981          407,293
                                                           2004          0.990           0.976        1,690,427
                                                           2003          1.000           0.990        1,382,432

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)..................................              2006          1.106           1.127               --
                                                           2005          1.181           1.106        1,166,411
                                                           2004          1.194           1.181          863,278
                                                           2003          1.000           1.194          113,339

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).....................................              2008          1.371           1.194               --
                                                           2007          1.321           1.371        1,115,019
                                                           2006          1.285           1.321        1,174,710
                                                           2005          1.228           1.285        1,251,546
                                                           2004          1.133           1.228        1,091,295
                                                           2003          1.000           1.133          113,258

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B)
  (6/03).....................................              2008          1.149           1.148               --
                                                           2007          1.115           1.149        1,684,108
                                                           2006          1.045           1.115        1,810,175
                                                           2005          1.046           1.045        1,782,342
                                                           2004          0.985           1.046        1,449,640
                                                           2003          1.000           0.985          154,432

  DWS Technology Subaccount (Class B)
  (7/03).....................................              2010          1.110           1.147               --
                                                           2009          0.708           1.110          341,284
                                                           2008          1.347           0.708          416,050
                                                           2007          1.207           1.347          373,758
                                                           2006          1.225           1.207          418,102
                                                           2005          1.210           1.225          654,505
                                                           2004          1.216           1.210          590,476
                                                           2003          1.000           1.216          175,265

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)..................................              2008          1.835           1.706               --
                                                           2007          1.495           1.835          444,814
                                                           2006          1.436           1.495          421,434
                                                           2005          1.316           1.436          458,244
                                                           2004          1.213           1.316          494,879
                                                           2003          1.000           1.213           72,271

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *................................              2011          1.561           1.567        2,728,963
                                                           2010          1.375           1.561        3,271,656
                                                           2009          0.956           1.375          931,655
                                                           2008          1.283           0.956        1,123,073

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)...........................              2011          1.166           1.124        3,810,455
                                                           2010          1.047           1.166        3,941,808
                                                           2009          0.873           1.047        4,584,310

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)...........................              2011          1.200           1.131        2,868,213
                                                           2010          1.060           1.200        3,345,619
                                                           2009          0.863           1.060        4,206,706

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)...........................              2011          1.200           1.176        2,486,193
                                                           2010          1.089           1.200        3,571,647
                                                           2009          0.923           1.089        3,195,710

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).....................................              2011          1.090           1.013        1,694,566
                                                           2010          0.905           1.090        1,901,482
                                                           2009          0.675           0.905        1,947,311
                                                           2008          1.071           0.675        2,449,277

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)................              2011          3.041           2.433          428,564
                                                           2010          2.501           3.041          580,201
                                                           2009          1.507           2.501          607,176
                                                           2008          3.445           1.507          711,476
                                                           2007          2.741           3.445          691,308

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *..............              2011          1.819           1.593        1,712,926
                                                           2010          1.665           1.819        1,992,980
                                                           2009          1.291           1.665        2,268,150
                                                           2008          2.219           1.291        2,530,223

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)...........................              2011          1.422           1.442        8,390,112
                                                           2010          1.294           1.422        9,699,285
                                                           2009          0.994           1.294        6,183,121
                                                           2008          1.151           0.994        1,616,410

  MIST RCM Technology Subaccount (Class E)
  (5/10).....................................              2011          1.375           1.214          306,028
                                                           2010          1.170           1.375          322,408

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *..............              2011          0.913           0.859        6,692,749
                                                           2010          0.795           0.913        7,589,083
                                                           2009          0.685           0.795        8,557,665
                                                           2008          1.034           0.685        9,498,604

  MIST T. Rowe Price Mid Cap Growth
  Subaccount (Class B) (4/08) *..............              2011          1.588           1.532          177,601
                                                           2010          1.268           1.588          226,351
                                                           2009          0.889           1.268          253,345
                                                           2008          1.439           0.889          290,895

  MIST Turner Mid Cap Growth Subaccount
  (Class B) (4/08)...........................              2011          1.666           1.512          236,494
                                                           2010          1.336           1.666          264,514
                                                           2009          0.926           1.336          374,727
                                                           2008          1.700           0.926          358,510

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)..................................              2011          1.082           1.128        2,474,912
                                                           2010          1.021           1.082        2,640,347
                                                           2009          0.953           1.021        2,976,550
                                                           2008          1.009           0.953        3,941,577

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)..................................              2011          1.163           1.182          714,384
                                                           2010          1.085           1.163          983,870
                                                           2009          0.946           1.085        1,202,296
                                                           2008          1.209           0.946        1,283,925

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)...........................              2011          1.140           1.141        2,785,749
                                                           2010          1.067           1.140        3,397,159
                                                           2009          0.980           1.067        4,308,456
                                                           2008          1.442           0.980        4,594,964

  MSF BlackRock Money Market Subaccount
  (Class B) (4/08)...........................              2011          1.782           1.748        3,405,267
                                                           2010          1.817           1.782        1,929,519
                                                           2009          1.848           1.817        2,142,897
                                                           2008          1.846           1.848        2,177,030

  MSF Davis Venture Value Subaccount (Class
  B) (4/08)..................................              2011          1.301           1.222        1,484,661
                                                           2010          1.188           1.301        1,688,013
                                                           2009          0.920           1.188        2,030,441
                                                           2008          1.496           0.920        2,820,514

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *...................................              2011          1.302           1.195          842,425
                                                           2010          1.162           1.302        1,080,384
                                                           2009          0.975           1.162        1,152,333
                                                           2008          1.505           0.975        1,385,415

  MSF MetLife Stock Index Subaccount (Class
  B) (4/08)..................................              2011          0.997           0.993        8,811,419
                                                           2010          0.888           0.997       11,368,994
                                                           2009          0.719           0.888       11,081,194
                                                           2008          1.109           0.719        3,495,408

                                                      UNIT VALUE AT                 NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                  YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                 -----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class
  B) (4/06)..................................              2011          1.038           1.040          924,971
                                                           2010          0.964           1.038        1,546,348
                                                           2009          0.831           0.964        1,644,787
                                                           2008          1.091           0.831        1,612,912
                                                           2007          1.069           1.091        1,570,181
                                                           2006          1.003           1.069        1,653,919

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).....................................              2011          1.372           1.356          486,415
                                                           2010          1.257           1.372          507,445
                                                           2009          1.062           1.257          579,841
                                                           2008          1.527           1.062          724,967

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)...........................              2011          1.487           1.336          712,326
                                                           2010          1.379           1.487          762,125

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08)................              2011          1.042           1.009        1,607,728
                                                           2010          0.911           1.042        1,774,209
                                                           2009          0.649           0.911        1,949,472
                                                           2008          1.067           0.649        2,452,097

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08)................              2011          1.409           1.402        3,177,786
                                                           2010          1.067           1.409        3,709,066
                                                           2009          0.785           1.067        3,628,350
                                                           2008          1.197           0.785        3,817,198





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%



                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)........................................              2011          1.674           1.910           --
                                                              2010          1.606           1.674           --
                                                              2009          1.426           1.606           --
                                                              2008          2.150           1.426           --
                                                              2007          1.819           2.150           --
                                                              2006          1.479           1.819           --
                                                              2005          1.291           1.479           --
                                                              2004          1.066           1.291           --
                                                              2003          1.000           1.066           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)........................................              2006          1.151           1.156           --
                                                              2005          1.086           1.151           --
                                                              2004          1.062           1.086           --
                                                              2003          1.000           1.062           --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03).....................................              2011          1.782           1.736           --
                                                              2010          1.600           1.782           --
                                                              2009          1.083           1.600           --
                                                              2008          2.019           1.083           --
                                                              2007          1.547           2.019           --
                                                              2006          1.326           1.547           --
                                                              2005          1.185           1.326           --
                                                              2004          1.121           1.185           --
                                                              2003          1.000           1.121           --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03).............................              2009          0.888           1.137           --
                                                              2008          1.702           0.888           --
                                                              2007          1.808           1.702           --
                                                              2006          1.630           1.808           --
                                                              2005          1.431           1.630           --
                                                              2004          1.238           1.431        3,652
                                                              2003          1.000           1.238           --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)............................              2011          1.263           1.049           --
                                                              2010          1.148           1.263           --
                                                              2009          1.145           1.148           --

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03).............................              2007          2.631           2.753           --
                                                              2006          2.025           2.631           --
                                                              2005          1.615           2.025           --
                                                              2004          1.319           1.615           --
                                                              2003          1.000           1.319           --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)................................              2008          1.469           1.440           --
                                                              2007          1.478           1.469           --
                                                              2006          1.401           1.478           --
                                                              2005          1.312           1.401           --
                                                              2004          1.171           1.312        3,916
                                                              2003          1.000           1.171           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)...................  (9/03)      2011          1.254           1.237           --
                                                              2010          1.117           1.254           --
                                                              2009          0.854           1.117           --
                                                              2008          1.332           0.854           --
                                                              2007          1.264           1.332           --
                                                              2006          1.184           1.264           --
                                                              2005          1.168           1.184           --
                                                              2004          1.125           1.168           --
                                                              2003          1.000           1.125           --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)........................................              2008          1.167           1.109           --
                                                              2007          1.136           1.167           --
                                                              2006          1.006           1.136           --
                                                              2005          1.000           1.006           --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)..............................              2007          2.187           1.793        9,292
                                                              2006          1.627           2.187        9,302
                                                              2005          1.491           1.627        9,312
                                                              2004          1.164           1.491        5,292
                                                              2003          1.000           1.164           --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)..........              2008          1.035           1.005           --
                                                              2007          1.017           1.035           --
                                                              2006          0.995           1.017           --
                                                              2005          1.000           0.995           --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)........................................              2011          1.349           1.259        5,220
                                                              2010          1.183           1.349           --
                                                              2009          0.954           1.183           --
                                                              2008          1.457           0.954           --
                                                              2007          1.326           1.457           --
                                                              2006          1.250           1.326           --
                                                              2005          1.175           1.250           --
                                                              2004          1.115           1.175           --
                                                              2003          1.000           1.115           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03)........................................              2010          1.578           1.690           --
                                                              2009          1.090           1.578           --
                                                              2008          2.232           1.090           --
                                                              2007          2.091           2.232           --
                                                              2006          1.750           2.091           --
                                                              2005          1.512           1.750           --
                                                              2004          1.253           1.512        3,462
                                                              2003          1.000           1.253           --

  DWS Growth & Income Subaccount (Class B)
  (6/03)........................................              2008          1.382           0.836           --
                                                              2007          1.396           1.382           --
                                                              2006          1.257           1.396           --
                                                              2005          1.213           1.257           --
                                                              2004          1.127           1.213        4,220
                                                              2003          1.000           1.127           --

  DWS Health Care VIP Subaccount (Class B)
  (6/03)........................................              2011          1.379           1.549           --
                                                              2010          1.307           1.379        4,845
                                                              2009          1.094           1.307        4,848
                                                              2008          1.460           1.094        4,851
                                                              2007          1.319           1.460        4,854
                                                              2006          1.272           1.319        4,857
                                                              2005          1.201           1.272        4,860
                                                              2004          1.123           1.201           --
                                                              2003          1.000           1.123           --

  DWS International Subaccount (Class B)
  (7/03)........................................              2008          2.108           2.015           --
                                                              2007          1.882           2.108           --
                                                              2006          1.531           1.882           --
                                                              2005          1.349           1.531           --
                                                              2004          1.184           1.349           --
                                                              2003          1.000           1.184           --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)........................................              2006          1.425           1.567           --
                                                              2005          1.283           1.425           --
                                                              2004          1.175           1.283           --
                                                              2003          1.000           1.175           --

  DWS Balanced Subaccount (Class B) (7/03)......              2008          1.244           1.208           --
                                                              2007          1.215           1.244           --
                                                              2006          1.129           1.215           --
                                                              2005          1.108           1.129           --
                                                              2004          1.063           1.108           --
                                                              2003          1.000           1.063           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03).....              2008          1.606           1.502           --
                                                              2007          1.589           1.606           --
                                                              2006          1.407           1.589           --
                                                              2005          1.309           1.407           --
                                                              2004          1.155           1.309           --
                                                              2003          1.000           1.155           --

  DWS Conservative Allocation Subaccount (Class
  B) (8/04).....................................              2009          0.895           0.902           --
                                                              2008          1.185           0.895           --
                                                              2007          1.155           1.185           --
                                                              2006          1.083           1.155           --
                                                              2005          1.058           1.083           --
                                                              2004          1.003           1.058           --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)........................................              2008          1.042           1.004           --
                                                              2007          1.025           1.042           --
                                                              2006          1.007           1.025           --
                                                              2005          1.008           1.007           --
                                                              2004          0.988           1.008           --
                                                              2003          1.000           0.988           --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)........................................              2008          1.549           1.499           --
                                                              2007          1.517           1.549           --
                                                              2006          1.354           1.517           --
                                                              2005          1.264           1.354           --
                                                              2004          1.158           1.264           --
                                                              2003          1.000           1.158           --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)..............................              2006          1.204           1.258           --
                                                              2005          1.234           1.204           --
                                                              2004          1.129           1.234           --
                                                              2003          1.000           1.129           --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)..............................              2008          1.516           1.443           --
                                                              2007          1.581           1.516       10,489
                                                              2006          1.364           1.581       10,500
                                                              2005          1.295           1.364        6,511
                                                              2004          1.162           1.295        6,124
                                                              2003          1.000           1.162           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)..............................              2011          2.005           1.841           --
                                                              2010          1.668           2.005           --
                                                              2009          1.316           1.668           --
                                                              2008          2.025           1.316           --
                                                              2007          2.012           2.025        1,776
                                                              2006          1.647           2.012        1,781
                                                              2005          1.531           1.647        1,787
                                                              2004          1.244           1.531        5,165
                                                              2003          1.000           1.244           --

  DWS Foreign Value Subaccount (Class B)
  (11/04).......................................              2006          1.130           1.352           --
                                                              2005          1.053           1.130           --
                                                              2004          1.000           1.053           --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)........................................              2011          1.667           1.394           --
                                                              2010          1.501           1.667           --
                                                              2009          1.069           1.501           --
                                                              2008          2.093           1.069           --
                                                              2007          2.018           2.093           --
                                                              2006          1.588           2.018           --
                                                              2005          1.322           1.588           --
                                                              2004          1.180           1.322           --
                                                              2003          1.000           1.180           --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)...................              2011          1.197           1.257           --
                                                              2010          1.149           1.197           --
                                                              2009          1.089           1.149           --
                                                              2008          1.063           1.089           --
                                                              2007          1.028           1.063           --
                                                              2006          1.010           1.028           --
                                                              2005          1.008           1.010           --
                                                              2004          0.995           1.008        5,032
                                                              2003          1.000           0.995           --

  DWS Growth Allocation Subaccount (Class B)
  (9/04)........................................              2009          0.834           0.835           --
                                                              2008          1.300           0.834           --
                                                              2007          1.256           1.300           --
                                                              2006          1.138           1.256           --
                                                              2005          1.095           1.138           --
                                                              2004          1.016           1.095           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS High Income Subaccount (Class B) (6/03)...              2008          1.293           1.276           --
                                                              2007          1.312           1.293           --
                                                              2006          1.215           1.312           --
                                                              2005          1.199           1.215           --
                                                              2004          1.091           1.199        4,259
                                                              2003          1.000           1.091           --

  DWS Income Allocation Subaccount (Class B)
  (8/04)........................................              2006          1.057           1.074           --
                                                              2005          1.041           1.057           --
                                                              2004          1.005           1.041           --

  DWS Index 500 Subaccount (Class B) (7/03).....              2005          1.220           1.239           --
                                                              2004          1.132           1.220           --
                                                              2003          1.000           1.132           --

  DWS International Select Equity Subaccount
  (Class B) (7/03)..............................              2008          2.179           2.099           --
                                                              2007          1.913           2.179           --
                                                              2006          1.561           1.913           --
                                                              2005          1.397           1.561           --
                                                              2004          1.209           1.397           --
                                                              2003          1.000           1.209           --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03)........................................              2008          1.471           1.410           --
                                                              2007          1.413           1.471           --
                                                              2006          1.335           1.413           --
                                                              2005          1.219           1.335           --
                                                              2004          1.119           1.219           --
                                                              2003          1.000           1.119           --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)..............................              2006          1.282           1.264           --
                                                              2005          1.221           1.282           --
                                                              2004          1.110           1.221           --
                                                              2003          1.000           1.110           --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).......................................              2006          1.147           1.268           --
                                                              2005          1.036           1.147           --

  DWS Large Cap Value Subaccount (Class B)
  (7/03)........................................              2008          1.549           1.525           --
                                                              2007          1.402           1.549        6,891
                                                              2006          1.244           1.402        6,900
                                                              2005          1.249           1.244        6,910
                                                              2004          1.162           1.249        2,170
                                                              2003          1.000           1.162           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03).....................................              2006          1.258           1.292           --
                                                              2005          1.291           1.258        4,575
                                                              2004          1.122           1.291           --
                                                              2003          1.000           1.122           --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)........................................              2008          1.523           1.432           --
                                                              2007          1.440           1.523           --
                                                              2006          1.329           1.440           --
                                                              2005          1.183           1.329           --
                                                              2004          1.164           1.183           --
                                                              2003          1.000           1.164           --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)........................................              2009          0.847           0.849           --
                                                              2008          1.241           0.847           --
                                                              2007          1.205           1.241           --
                                                              2006          1.108           1.205           --
                                                              2005          1.076           1.108           --
                                                              2004          1.000           1.076           --

  DWS Money Market Subaccount (Class B) (7/03)..              2008          1.026           1.029           --
                                                              2007          1.001           1.026           --
                                                              2006          0.979           1.001           --
                                                              2005          0.975           0.979           --
                                                              2004          0.990           0.975           --
                                                              2003          1.000           0.990           --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03)........................................              2006          1.105           1.125           --
                                                              2005          1.180           1.105           --
                                                              2004          1.193           1.180           --
                                                              2003          1.000           1.193           --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)........................................              2008          1.367           1.191           --
                                                              2007          1.319           1.367           --
                                                              2006          1.284           1.319           --
                                                              2005          1.227           1.284           --
                                                              2004          1.132           1.227           --
                                                              2003          1.000           1.132           --

  DWS Strategic Income Subaccount (Class B)
  (6/03)........................................              2008          1.146           1.145           --
                                                              2007          1.113           1.146       11,194
                                                              2006          1.044           1.113       11,201
                                                              2005          1.045           1.044       11,208
                                                              2004          0.985           1.045           --
                                                              2003          1.000           0.985           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  DWS Technology Subaccount (Class B) (7/03)....              2010          1.106           1.143           --
                                                              2009          0.706           1.106           --
                                                              2008          1.344           0.706           --
                                                              2007          1.205           1.344           --
                                                              2006          1.224           1.205           --
                                                              2005          1.209           1.224           --
                                                              2004          1.215           1.209           --
                                                              2003          1.000           1.215           --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03)........................................              2008          1.831           1.702           --
                                                              2007          1.493           1.831        8,879
                                                              2006          1.434           1.493        8,884
                                                              2005          1.315           1.434        8,890
                                                              2004          1.212           1.315           --
                                                              2003          1.000           1.212           --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *......................................              2011          1.555           1.560           --
                                                              2010          1.370           1.555        1,970
                                                              2009          0.953           1.370           --
                                                              2008          1.279           0.953           --

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)..............................              2011          1.162           1.120           --
                                                              2010          1.044           1.162           --
                                                              2009          0.871           1.044           --

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09).....................................              2011          1.196           1.127           --
                                                              2010          1.057           1.196        8,804
                                                              2009          0.861           1.057        8,843

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)..............................              2011          1.197           1.172           --
                                                              2010          1.086           1.197           --
                                                              2009          0.921           1.086           --

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)........................................              2011          1.087           1.010           --
                                                              2010          0.903           1.087           --
                                                              2009          0.674           0.903           --
                                                              2008          1.069           0.674           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)..............................              2011          3.030           2.423           --
                                                              2010          2.493           3.030           --
                                                              2009          1.503           2.493           --
                                                              2008          3.438           1.503           --
                                                              2007          2.735           3.438           --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *............................              2011          1.661           1.454           --
                                                              2010          1.521           1.661           --
                                                              2009          1.179           1.521           --
                                                              2008          2.028           1.179           --

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)..............................              2011          1.416           1.436       11,165
                                                              2010          1.289           1.416       11,172
                                                              2009          0.991           1.289       11,179
                                                              2008          1.148           0.991       11,187

  MIST RCM Technology Subaccount (Class E)
  (5/10)........................................              2011          1.370           1.209           --
                                                              2010          1.166           1.370           --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *............................              2011          0.911           0.857           --
                                                              2010          0.794           0.911           --
                                                              2009          0.684           0.794           --
                                                              2008          1.033           0.684           --

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *............................              2011          1.582           1.525           --
                                                              2010          1.264           1.582           --
                                                              2009          0.886           1.264           --
                                                              2008          1.435           0.886           --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08).....................................              2011          1.660           1.505        8,855
                                                              2010          1.332           1.660        8,861
                                                              2009          0.923           1.332        8,867
                                                              2008          1.695           0.923        8,873

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08)........................................              2011          1.078           1.123           --
                                                              2010          1.017           1.078           --
                                                              2009          0.951           1.017           --
                                                              2008          1.007           0.951           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08)........................................              2011          1.159           1.177           --
                                                              2010          1.082           1.159           --
                                                              2009          0.943           1.082           --
                                                              2008          1.206           0.943           --

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)..............................              2011          1.136           1.136        8,361
                                                              2010          1.064           1.136        8,366
                                                              2009          0.977           1.064        8,372
                                                              2008          1.438           0.977        8,378

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08).....................................              2011          1.775           1.740           --
                                                              2010          1.811           1.775           --
                                                              2009          1.843           1.811           --
                                                              2008          1.841           1.843        4,041

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)........................................              2011          1.296           1.216           --
                                                              2010          1.184           1.296           --
                                                              2009          0.917           1.184           --
                                                              2008          1.493           0.917           --

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *......................................              2011          1.297           1.190           --
                                                              2010          1.158           1.297           --
                                                              2009          0.972           1.158           --
                                                              2008          1.502           0.972           --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)........................................              2011          0.994           0.990           --
                                                              2010          0.886           0.994           --
                                                              2009          0.718           0.886           --
                                                              2008          1.108           0.718           --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)........................................              2011          1.036           1.037       13,097
                                                              2010          0.962           1.036       13,105
                                                              2009          0.830           0.962       13,114
                                                              2008          1.090           0.830       13,124
                                                              2007          1.068           1.090           --
                                                              2006          1.003           1.068           --

  MSF MFS(R) Value Subaccount (Class E) (4/08)..              2011          1.367           1.350        4,727
                                                              2010          1.253           1.367        4,730
                                                              2009          1.059           1.253        4,733
                                                              2008          1.524           1.059        4,737

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)..............................              2011          1.358           1.219           --
                                                              2010          1.260           1.358           --

                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                     YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                    -----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)..............................              2011          1.040           1.006           --
                                                              2010          0.909           1.040           --
                                                              2009          0.648           0.909           --
                                                              2008          1.066           0.648           --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)..............................              2011          1.404           1.396           --
                                                              2010          1.063           1.404           --
                                                              2009          0.783           1.063           --
                                                              2008          1.194           0.783           --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.574           1.796          68,342
                                                            2010          1.512           1.574          73,081
                                                            2009          1.343           1.512          69,180
                                                            2008          2.026           1.343          71,036
                                                            2007          1.714           2.026          51,616
                                                            2006          1.395           1.714          53,436
                                                            2005          1.218           1.395          48,071
                                                            2004          1.000           1.218              --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.104           1.109              --
                                                            2005          1.042           1.104          40,866
                                                            2004          1.000           1.042              --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.579           1.537          34,778
                                                            2010          1.418           1.579          38,538
                                                            2009          0.961           1.418          51,638
                                                            2008          1.792           0.961          39,800
                                                            2007          1.373           1.792          68,707
                                                            2006          1.178           1.373          38,551
                                                            2005          1.053           1.178          32,093
                                                            2004          1.000           1.053              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.696           0.891               0
                                                            2008          1.335           0.696          68,546
                                                            2007          1.419           1.335          58,050
                                                            2006          1.279           1.419          40,171
                                                            2005          1.124           1.279          16,299
                                                            2004          1.000           1.124              --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          0.989           0.821              --
                                                            2010          0.899           0.989         122,182
                                                            2009          0.897           0.899         118,832

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.097           2.194              --
                                                            2006          1.615           2.097         548,445
                                                            2005          1.289           1.615         296,934
                                                            2004          1.000           1.289              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.263           1.238              --
                                                            2007          1.272           1.263          84,715
                                                            2006          1.206           1.272          85,324
                                                            2005          1.130           1.206          55,984
                                                            2004          1.000           1.130              --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.102           1.087              --
                                                            2010          0.982           1.102              --
                                                            2009          0.751           0.982              --
                                                            2008          1.172           0.751              --
                                                            2007          1.113           1.172              --
                                                            2006          1.043           1.113              --
                                                            2005          1.030           1.043              --
                                                            2004          1.000           1.030              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.166           1.107              --
                                                            2007          1.135           1.166         195,645
                                                            2006          1.006           1.135         194,699
                                                            2005          1.000           1.006         194,098

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          1.880           1.541         266,013
                                                            2006          1.399           1.880         232,788
                                                            2005          1.283           1.399         194,118
                                                            2004          1.000           1.283              --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.033           1.004              --
                                                            2007          1.017           1.033          21,164
                                                            2006          0.995           1.017          20,150
                                                            2005          1.000           0.995          19,219

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.190           1.111         237,005
                                                            2010          1.044           1.190         152,073
                                                            2009          0.843           1.044         176,467
                                                            2008          1.288           0.843         268,155
                                                            2007          1.172           1.288         344,486
                                                            2006          1.106           1.172         362,162
                                                            2005          1.040           1.106         186,159
                                                            2004          1.000           1.040              --

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.231           1.319              --
                                                            2009          0.851           1.231         183,070
                                                            2008          1.743           0.851         166,474
                                                            2007          1.634           1.743         190,160
                                                            2006          1.368           1.634         195,277
                                                            2005          1.183           1.368         148,657
                                                            2004          1.000           1.183              --

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.214           1.138              --
                                                            2007          1.227           1.214         490,349
                                                            2006          1.106           1.227         487,432
                                                            2005          1.067           1.106         366,062
                                                            2004          1.000           1.067              --

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.198           1.345              --
                                                            2010          1.136           1.198         110,921
                                                            2009          0.952           1.136         109,019
                                                            2008          1.270           0.952         106,480
                                                            2007          1.149           1.270         154,541
                                                            2006          1.108           1.149         145,978
                                                            2005          1.047           1.108         116,009
                                                            2004          1.000           1.047              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          1.803           1.723              --
                                                            2007          1.611           1.803         127,733
                                                            2006          1.311           1.611         133,712
                                                            2005          1.156           1.311          68,613
                                                            2004          1.000           1.156              --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.211           1.331              --
                                                            2005          1.091           1.211          46,232
                                                            2004          1.000           1.091              --

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.168           1.134              --
                                                            2007          1.142           1.168         190,198
                                                            2006          1.061           1.142         195,954
                                                            2005          1.043           1.061         196,685
                                                            2004          1.000           1.043              --

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.342           1.255              --
                                                            2007          1.328           1.342         203,239
                                                            2006          1.177           1.328         126,198
                                                            2005          1.095           1.177         114,247
                                                            2004          1.000           1.095              --

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.894           0.900              --
                                                            2008          1.183           0.894       1,147,898
                                                            2007          1.153           1.183         847,834
                                                            2006          1.082           1.153       1,015,564
                                                            2005          1.058           1.082         591,964
                                                            2004          1.002           1.058              --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.077           1.037              --
                                                            2007          1.060           1.077         373,016
                                                            2006          1.041           1.060         373,118
                                                            2005          1.043           1.041         283,402
                                                            2004          1.000           1.043              --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.311           1.269              --
                                                            2007          1.285           1.311         256,839
                                                            2006          1.147           1.285         250,962
                                                            2005          1.072           1.147         214,562
                                                            2004          1.000           1.072              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.066           1.113              --
                                                            2005          1.093           1.066          71,221
                                                            2004          1.000           1.093              --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.314           1.251              --
                                                            2007          1.372           1.314       1,250,438
                                                            2006          1.184           1.372       1,231,102
                                                            2005          1.124           1.184       1,046,070
                                                            2004          1.000           1.124              --

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.553           1.425         260,337
                                                            2010          1.292           1.553         273,900
                                                            2009          1.020           1.292         263,021
                                                            2008          1.570           1.020         309,661
                                                            2007          1.561           1.570         318,797
                                                            2006          1.279           1.561         295,734
                                                            2005          1.189           1.279         308,550
                                                            2004          1.000           1.189              --

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.129           1.351              --
                                                            2005          1.053           1.129          56,182
                                                            2004          1.000           1.053              --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.458           1.219         220,265
                                                            2010          1.314           1.458         209,525
                                                            2009          0.937           1.314         244,805
                                                            2008          1.834           0.937         255,122
                                                            2007          1.769           1.834         285,776
                                                            2006          1.393           1.769         251,382
                                                            2005          1.160           1.393         230,741
                                                            2004          1.000           1.160              --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.225           1.286         202,211
                                                            2010          1.177           1.225         222,238
                                                            2009          1.116           1.177         179,766
                                                            2008          1.089           1.116          51,944
                                                            2007          1.054           1.089          32,550
                                                            2006          1.037           1.054          30,840
                                                            2005          1.035           1.037          25,923
                                                            2004          1.000           1.035              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.832           0.833              --
                                                            2008          1.298           0.832       2,321,357
                                                            2007          1.255           1.298       2,818,319
                                                            2006          1.137           1.255       2,514,600
                                                            2005          1.095           1.137       2,409,174
                                                            2004          1.016           1.095              --

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.188           1.173              --
                                                            2007          1.206           1.188         337,303
                                                            2006          1.118           1.206         333,001
                                                            2005          1.103           1.118         328,946
                                                            2004          1.000           1.103              --

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.056           1.073              --
                                                            2005          1.041           1.056         245,486
                                                            2004          1.005           1.041              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.071           1.088              --
                                                            2004          1.000           1.071              --

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          1.819           1.752              --
                                                            2007          1.598           1.819         434,395
                                                            2006          1.304           1.598         375,875
                                                            2005          1.168           1.304         214,538
                                                            2004          1.000           1.168              --

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.324           1.269              --
                                                            2007          1.272           1.324          11,017
                                                            2006          1.202           1.272          10,961
                                                            2005          1.098           1.202           8,950
                                                            2004          1.000           1.098              --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.143           1.127              --
                                                            2005          1.089           1.143          44,116
                                                            2004          1.000           1.089              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.147           1.267              --
                                                            2005          1.036           1.147          99,873

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.327           1.306              --
                                                            2007          1.201           1.327          99,001
                                                            2006          1.067           1.201          98,033
                                                            2005          1.072           1.067          62,040
                                                            2004          1.000           1.072              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.105           1.135              --
                                                            2005          1.135           1.105          17,403
                                                            2004          1.000           1.135              --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.372           1.289              --
                                                            2007          1.297           1.372          25,712
                                                            2006          1.198           1.297           6,636
                                                            2005          1.066           1.198          11,923
                                                            2004          1.000           1.066              --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.845           0.847              --
                                                            2008          1.239           0.845       1,314,207
                                                            2007          1.203           1.239       1,664,296
                                                            2006          1.107           1.203       1,632,161
                                                            2005          1.076           1.107       1,428,113
                                                            2004          1.000           1.076              --

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.043           1.046              --
                                                            2007          1.017           1.043         196,222
                                                            2006          0.996           1.017              --
                                                            2005          0.993           0.996           9,985
                                                            2004          1.000           0.993              --

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          0.970           0.988              --
                                                            2005          1.037           0.970          53,574
                                                            2004          1.000           1.037              --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.203           1.048              --
                                                            2007          1.160           1.203         158,883
                                                            2006          1.130           1.160         157,323
                                                            2005          1.081           1.130          68,782
                                                            2004          1.000           1.081              --

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.207           1.206              --
                                                            2007          1.173           1.207         114,490
                                                            2006          1.100           1.173         110,442
                                                            2005          1.102           1.100         105,435
                                                            2004          1.000           1.102              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Technology Subaccount (Class B) (7/03)..              2010          0.948           0.979              --
                                                            2009          0.605           0.948          36,606
                                                            2008          1.153           0.605          23,992
                                                            2007          1.034           1.153          25,642
                                                            2006          1.051           1.034          23,793
                                                            2005          1.039           1.051          13,373
                                                            2004          1.000           1.039              --

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.540           1.432              --
                                                            2007          1.257           1.540          80,569
                                                            2006          1.207           1.257          84,704
                                                            2005          1.108           1.207          68,246
                                                            2004          1.000           1.108              --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.427           1.431       1,073,684
                                                            2010          1.258           1.427       1,214,565
                                                            2009          0.876           1.258         361,978
                                                            2008          1.176           0.876         385,139

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.159           1.116         825,671
                                                            2010          1.041           1.159       1,158,647
                                                            2009          0.869           1.041       1,301,757

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.193           1.123       1,742,645
                                                            2010          1.054           1.193       1,927,428
                                                            2009          0.859           1.054       2,373,357

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.193           1.167         360,312
                                                            2010          1.083           1.193         629,188
                                                            2009          0.919           1.083         840,281

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.084           1.006         411,374
                                                            2010          0.901           1.084         344,056
                                                            2009          0.672           0.901         471,353
                                                            2008          1.068           0.672         476,038

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.410           1.927         964,999
                                                            2010          1.984           2.410         943,029
                                                            2009          1.197           1.984         892,303
                                                            2008          2.739           1.197         905,065
                                                            2007          2.180           2.739         676,155

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.428           1.249         742,717
                                                            2010          1.308           1.428         806,057
                                                            2009          1.015           1.308         899,599
                                                            2008          1.746           1.015         818,702

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.489           1.509       2,093,865
                                                            2010          1.356           1.489       2,287,368
                                                            2009          1.043           1.356       2,366,429
                                                            2008          1.208           1.043         145,218

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.173           1.035          37,038
                                                            2010          0.999           1.173          35,956

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.909           0.855       4,560,706
                                                            2010          0.793           0.909       5,475,523
                                                            2009          0.683           0.793       5,861,192
                                                            2008          1.032           0.683       6,465,586

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.422           1.371          24,967
                                                            2010          1.137           1.422          32,540
                                                            2009          0.798           1.137          21,254
                                                            2008          1.292           0.798           6,630

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.394           1.264          74,073
                                                            2010          1.119           1.394          78,094
                                                            2009          0.776           1.119          78,879
                                                            2008          1.426           0.776          72,325

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.112           1.158         835,566
                                                            2010          1.050           1.112         373,881
                                                            2009          0.982           1.050         378,820
                                                            2008          1.041           0.982         617,512

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.087           1.103         127,680
                                                            2010          1.015           1.087         137,410
                                                            2009          0.886           1.015         144,770
                                                            2008          1.133           0.886         186,012

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          0.983           0.983         735,373
                                                            2010          0.922           0.983         878,941
                                                            2009          0.847           0.922         974,718
                                                            2008          1.247           0.847         869,587

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.523           1.493         214,935
                                                            2010          1.555           1.523         199,993
                                                            2009          1.583           1.555         200,325
                                                            2008          1.582           1.583         346,922

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.096           1.028          93,254
                                                            2010          1.001           1.096         215,517
                                                            2009          0.776           1.001         323,111
                                                            2008          1.264           0.776         250,003

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.082           0.993         104,905
                                                            2010          0.967           1.082         112,887
                                                            2009          0.812           0.967         169,130
                                                            2008          1.255           0.812         196,972

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.991           0.987       1,594,495
                                                            2010          0.884           0.991       2,213,548
                                                            2009          0.716           0.884       2,295,293
                                                            2008          1.106           0.716         151,951

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.033           1.034         274,228
                                                            2010          0.961           1.033         224,192
                                                            2009          0.829           0.961         226,540
                                                            2008          1.089           0.829         201,892
                                                            2007          1.068           1.089         131,504
                                                            2006          1.003           1.068          45,191

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.169           1.155          77,845
                                                            2010          1.073           1.169          77,756
                                                            2009          0.907           1.073          77,566
                                                            2008          1.305           0.907          96,735

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.255           1.126         191,957
                                                            2010          1.165           1.255         203,304

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.038           1.003          89,453
                                                            2010          0.907           1.038          93,124
                                                            2009          0.647           0.907         107,698
                                                            2008          1.064           0.647          88,269

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.233           1.225       1,221,513
                                                            2010          0.934           1.233       1,273,867
                                                            2009          0.688           0.934       1,433,813
                                                            2008          1.050           0.688       1,522,492





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.661           1.894         365,035
                                                            2010          1.596           1.661         466,672
                                                            2009          1.418           1.596         502,387
                                                            2008          2.141           1.418         609,912
                                                            2007          1.812           2.141         841,706
                                                            2006          1.475           1.812         954,561
                                                            2005          1.289           1.475         656,810
                                                            2004          1.065           1.289         334,463
                                                            2003          1.000           1.065          34,545

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.148           1.153              --
                                                            2005          1.084           1.148       2,166,535
                                                            2004          1.061           1.084       1,724,029
                                                            2003          1.000           1.061         441,365

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.769           1.721         349,190
                                                            2010          1.590           1.769         449,870
                                                            2009          1.077           1.590         570,495
                                                            2008          2.010           1.077         611,970
                                                            2007          1.541           2.010         658,846
                                                            2006          1.323           1.541         600,391
                                                            2005          1.184           1.323         642,291
                                                            2004          1.120           1.184         556,625
                                                            2003          1.000           1.120         113,802

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.884           1.130              --
                                                            2008          1.695           0.884         346,291
                                                            2007          1.802           1.695         390,487
                                                            2006          1.626           1.802         496,936
                                                            2005          1.429           1.626         219,867
                                                            2004          1.237           1.429         202,959
                                                            2003          1.000           1.237          18,863

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          1.253           1.040              --
                                                            2010          1.141           1.253         408,685
                                                            2009          1.138           1.141         401,383

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.622           2.742              --
                                                            2006          2.020           2.622         948,578
                                                            2005          1.613           2.020         735,007
                                                            2004          1.318           1.613         524,512
                                                            2003          1.000           1.318          46,378

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.462           1.433              --
                                                            2007          1.473           1.462       1,957,357
                                                            2006          1.397           1.473       2,180,835
                                                            2005          1.310           1.397       2,272,159
                                                            2004          1.171           1.310       1,821,314
                                                            2003          1.000           1.171         355,123

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.245           1.227          91,612
                                                            2010          1.110           1.245          45,999
                                                            2009          0.849           1.110          76,712
                                                            2008          1.326           0.849          83,716
                                                            2007          1.260           1.326         102,064
                                                            2006          1.181           1.260         127,439
                                                            2005          1.167           1.181         129,208
                                                            2004          1.125           1.167          57,306
                                                            2003          1.000           1.125           1,411

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.165           1.106              --
                                                            2007          1.134           1.165       1,744,123
                                                            2006          1.006           1.134       1,811,337
                                                            2005          1.000           1.006       2,015,491

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          2.179           1.785       1,335,618
                                                            2006          1.623           2.179       1,312,269
                                                            2005          1.489           1.623       1,397,745
                                                            2004          1.163           1.489       1,223,976
                                                            2003          1.000           1.163         228,244

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.032           1.002              --
                                                            2007          1.016           1.032          25,670
                                                            2006          0.994           1.016          35,874
                                                            2005          1.000           0.994          16,230

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.339           1.249       1,912,417
                                                            2010          1.175           1.339       1,689,027
                                                            2009          0.949           1.175       1,854,414
                                                            2008          1.451           0.949       2,033,540
                                                            2007          1.321           1.451       2,742,057
                                                            2006          1.247           1.321       3,473,765
                                                            2005          1.173           1.247       2,534,205
                                                            2004          1.114           1.173         816,394
                                                            2003          1.000           1.114         106,779

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.568           1.679              --
                                                            2009          1.084           1.568         512,175
                                                            2008          2.222           1.084         561,168
                                                            2007          2.083           2.222         668,194
                                                            2006          1.745           2.083         714,356
                                                            2005          1.510           1.745         757,456
                                                            2004          1.252           1.510         517,921
                                                            2003          1.000           1.252         104,480

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.376           1.290              --
                                                            2007          1.391           1.376       2,404,504
                                                            2006          1.254           1.391       2,621,916
                                                            2005          1.211           1.254       1,807,213
                                                            2004          1.127           1.211       1,320,705
                                                            2003          1.000           1.127         210,864

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.369           1.536              --
                                                            2010          1.298           1.369         498,829
                                                            2009          1.088           1.298         490,762
                                                            2008          1.453           1.088         635,228
                                                            2007          1.315           1.453         863,650
                                                            2006          1.269           1.315       1,003,514
                                                            2005          1.199           1.269       1,114,041
                                                            2004          1.122           1.199         952,861
                                                            2003          1.000           1.122         291,844

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          2.098           2.005              --
                                                            2007          1.875           2.098       1,467,770
                                                            2006          1.527           1.875       1,627,956
                                                            2005          1.347           1.527       1,163,843
                                                            2004          1.184           1.347         944,284
                                                            2003          1.000           1.184         100,740

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.421           1.562              --
                                                            2005          1.281           1.421         142,273
                                                            2004          1.174           1.281         137,469
                                                            2003          1.000           1.174          11,405

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.238           1.202              --
                                                            2007          1.211           1.238       1,387,828
                                                            2006          1.126           1.211       1,602,699
                                                            2005          1.106           1.126       2,625,625
                                                            2004          1.062           1.106       1,968,047
                                                            2003          1.000           1.062          42,894

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.599           1.495              --
                                                            2007          1.583           1.599       1,932,873
                                                            2006          1.403           1.583       2,101,581
                                                            2005          1.307           1.403       2,038,661
                                                            2004          1.155           1.307       1,724,279
                                                            2003          1.000           1.155         221,922

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.892           0.897              --
                                                            2008          1.181           0.892       3,124,376
                                                            2007          1.152           1.181       2,704,269
                                                            2006          1.081           1.152       2,957,982
                                                            2005          1.058           1.081       1,989,815
                                                            2004          1.002           1.058         942,669

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.038           0.999              --
                                                            2007          1.021           1.038       3,929,811
                                                            2006          1.004           1.021       3,873,404
                                                            2005          1.007           1.004       3,859,669
                                                            2004          0.987           1.007       3,177,680
                                                            2003          1.000           0.987         327,717

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.542           1.492              --
                                                            2007          1.512           1.542       3,599,725
                                                            2006          1.350           1.512       3,690,537
                                                            2005          1.262           1.350       3,830,850
                                                            2004          1.157           1.262       2,879,695
                                                            2003          1.000           1.157         418,768

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.201           1.254              --
                                                            2005          1.232           1.201         832,423
                                                            2004          1.129           1.232         797,679
                                                            2003          1.000           1.129         137,423

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.509           1.436              --
                                                            2007          1.575           1.509       3,997,268
                                                            2006          1.361           1.575       4,454,829
                                                            2005          1.292           1.361       3,262,513
                                                            2004          1.162           1.292       2,306,972
                                                            2003          1.000           1.162         327,079

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.990           1.826         870,219
                                                            2010          1.657           1.990       1,158,343
                                                            2009          1.309           1.657       1,274,291
                                                            2008          2.015           1.309       1,558,422
                                                            2007          2.005           2.015       2,115,868
                                                            2006          1.643           2.005       2,420,539
                                                            2005          1.528           1.643       2,470,673
                                                            2004          1.244           1.528       1,998,264
                                                            2003          1.000           1.244         231,756

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.128           1.350              --
                                                            2005          1.053           1.128         716,445
                                                            2004          1.000           1.053              --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.654           1.382         441,206
                                                            2010          1.492           1.654         778,675
                                                            2009          1.063           1.492         959,374
                                                            2008          2.084           1.063       1,147,430
                                                            2007          2.011           2.084       1,229,072
                                                            2006          1.584           2.011       1,249,858
                                                            2005          1.320           1.584         836,970
                                                            2004          1.179           1.320         778,052
                                                            2003          1.000           1.179         119,576

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.188           1.246       1,790,816
                                                            2010          1.142           1.188         954,585
                                                            2009          1.083           1.142       1,297,195
                                                            2008          1.058           1.083       1,913,418
                                                            2007          1.024           1.058         876,256
                                                            2006          1.008           1.024         958,146
                                                            2005          1.007           1.008       1,168,837
                                                            2004          0.995           1.007         966,073
                                                            2003          1.000           0.995         227,022

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.830           0.831              --
                                                            2008          1.296           0.830       4,743,680
                                                            2007          1.254           1.296       4,881,675
                                                            2006          1.136           1.254       5,137,113
                                                            2005          1.094           1.136       5,172,947
                                                            2004          1.016           1.094       1,163,269

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.287           1.270              --
                                                            2007          1.307           1.287       1,619,083
                                                            2006          1.212           1.307       1,763,728
                                                            2005          1.197           1.212       1,911,764
                                                            2004          1.091           1.197       1,803,867
                                                            2003          1.000           1.091         237,066

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.055           1.071              --
                                                            2005          1.041           1.055         899,597
                                                            2004          1.005           1.041         319,340

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.218           1.236              --
                                                            2004          1.131           1.218       1,136,186
                                                            2003          1.000           1.131         186,232

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          2.169           2.089              --
                                                            2007          1.907           2.169       1,605,393
                                                            2006          1.557           1.907       1,643,932
                                                            2005          1.395           1.557       1,692,178
                                                            2004          1.209           1.395       1,517,406
                                                            2003          1.000           1.209         204,229

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.464           1.403              --
                                                            2007          1.408           1.464         654,542
                                                            2006          1.331           1.408         649,885
                                                            2005          1.217           1.331         725,320
                                                            2004          1.119           1.217         664,646
                                                            2003          1.000           1.119         184,391

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.279           1.260              --
                                                            2005          1.219           1.279         152,552
                                                            2004          1.109           1.219         128,893
                                                            2003          1.000           1.109          29,748

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.146           1.266              --
                                                            2005          1.036           1.146         821,508

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.542           1.518              --
                                                            2007          1.397           1.542       1,273,342
                                                            2006          1.241           1.397       1,430,291
                                                            2005          1.247           1.241       1,246,418
                                                            2004          1.162           1.247       1,207,829
                                                            2003          1.000           1.162         285,754

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.254           1.288              --
                                                            2005          1.289           1.254         628,928
                                                            2004          1.121           1.289         649,676
                                                            2003          1.000           1.121         143,487

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.516           1.425              --
                                                            2007          1.435           1.516         420,767
                                                            2006          1.326           1.435         587,949
                                                            2005          1.181           1.326         373,826
                                                            2004          1.164           1.181         390,272
                                                            2003          1.000           1.164         162,074

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.843           0.845              --
                                                            2008          1.237           0.843       7,112,932
                                                            2007          1.202           1.237       7,834,628
                                                            2006          1.106           1.202       8,155,084
                                                            2005          1.076           1.106       8,283,036

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.022           1.024              --
                                                            2007          0.997           1.022       1,819,256
                                                            2006          0.977           0.997       1,870,964
                                                            2005          0.974           0.977       3,508,631
                                                            2004          0.989           0.974         724,607
                                                            2003          1.000           0.989          12,106

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          1.102           1.121              --
                                                            2005          1.178           1.102         650,598
                                                            2004          1.193           1.178         629,144
                                                            2003          1.000           1.193          96,816

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.361           1.186              --
                                                            2007          1.314           1.361       1,300,291
                                                            2006          1.280           1.314       1,470,940
                                                            2005          1.225           1.280       1,460,234
                                                            2004          1.132           1.225         843,339
                                                            2003          1.000           1.132         214,680

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.141           1.140              --
                                                            2007          1.109           1.141       2,305,983
                                                            2006          1.041           1.109       2,259,878
                                                            2005          1.043           1.041       2,174,010
                                                            2004          0.984           1.043       1,630,459
                                                            2003          1.000           0.984         250,693

  DWS Technology Subaccount (Class B) (7/03)..              2010          1.099           1.135              --
                                                            2009          0.702           1.099         419,790
                                                            2008          1.338           0.702         469,265
                                                            2007          1.200           1.338         575,790
                                                            2006          1.221           1.200         762,250
                                                            2005          1.207           1.221         828,746
                                                            2004          1.215           1.207         672,006
                                                            2003          1.000           1.215         176,200

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.822           1.694              --
                                                            2007          1.487           1.822         930,568
                                                            2006          1.430           1.487       1,102,136
                                                            2005          1.313           1.430       1,068,837
                                                            2004          1.212           1.313       1,072,439
                                                            2003          1.000           1.212         157,486

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.543           1.547       2,589,883
                                                            2010          1.361           1.543       3,279,515
                                                            2009          0.948           1.361       1,233,432
                                                            2008          1.273           0.948       1,177,727

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.155           1.112       5,637,695
                                                            2010          1.038           1.155       6,000,820
                                                            2009          0.867           1.038       6,668,015

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.189           1.119       3,325,185
                                                            2010          1.051           1.189       3,808,805
                                                            2009          0.857           1.051       4,674,592

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.189           1.163       2,545,499
                                                            2010          1.080           1.189       2,749,389
                                                            2009          0.916           1.080       3,004,317

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.081           1.003       3,074,157
                                                            2010          0.899           1.081       2,967,256
                                                            2009          0.671           0.899       2,853,449
                                                            2008          1.066           0.671       3,150,125

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          3.007           2.402         291,664
                                                            2010          2.477           3.007         708,126
                                                            2009          1.495           2.477         869,563
                                                            2008          3.422           1.495         703,957
                                                            2007          2.725           3.422         806,173

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.798           1.572       1,846,593
                                                            2010          1.649           1.798       2,295,120
                                                            2009          1.280           1.649       2,528,677
                                                            2008          2.202           1.280       3,009,570

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.405           1.424       3,917,304
                                                            2010          1.281           1.405       4,621,907
                                                            2009          0.985           1.281       4,434,575
                                                            2008          1.142           0.985       1,931,637

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.359           1.198         438,451
                                                            2010          1.158           1.359         403,357

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.906           0.852       5,485,937
                                                            2010          0.791           0.906       6,124,371
                                                            2009          0.682           0.791       6,409,257
                                                            2008          1.031           0.682       7,175,990

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.570           1.512         183,060
                                                            2010          1.256           1.570         412,024
                                                            2009          0.882           1.256         416,617
                                                            2008          1.428           0.882         424,063

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.647           1.493         396,210
                                                            2010          1.323           1.647         480,810
                                                            2009          0.918           1.323         703,170
                                                            2008          1.687           0.918         640,892

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.069           1.113       3,054,664
                                                            2010          1.011           1.069       3,139,526
                                                            2009          0.945           1.011       3,104,653
                                                            2008          1.002           0.945       3,507,147

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.150           1.167         755,949
                                                            2010          1.074           1.150         891,260
                                                            2009          0.938           1.074         887,171
                                                            2008          1.200           0.938         946,344

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          1.127           1.127       2,604,968
                                                            2010          1.057           1.127       3,093,929
                                                            2009          0.972           1.057       3,322,451
                                                            2008          1.431           0.972       3,479,749

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.762           1.726       2,163,822
                                                            2010          1.799           1.762       2,224,729
                                                            2009          1.833           1.799       2,031,702
                                                            2008          1.832           1.833       3,137,526

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.286           1.206       1,713,212
                                                            2010          1.176           1.286       2,268,519
                                                            2009          0.912           1.176       2,493,169
                                                            2008          1.485           0.912       2,901,846

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.287           1.180         947,265
                                                            2010          1.150           1.287       1,109,552
                                                            2009          0.967           1.150       1,302,981
                                                            2008          1.494           0.967       1,554,340

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.989           0.984       2,591,385
                                                            2010          0.882           0.989       3,124,317
                                                            2009          0.715           0.882       3,478,120
                                                            2008          1.105           0.715       1,872,860

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.031           1.031       1,577,941
                                                            2010          0.959           1.031       1,909,167
                                                            2009          0.828           0.959       1,576,510
                                                            2008          1.088           0.828       1,966,414
                                                            2007          1.068           1.088       2,808,573
                                                            2006          1.003           1.068       2,857,017

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.356           1.339         779,830
                                                            2010          1.245           1.356         798,068
                                                            2009          1.054           1.245         851,254
                                                            2008          1.516           1.054       1,021,761

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.470           1.318         504,260
                                                            2010          1.364           1.470         628,613

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.035           1.000         966,079
                                                            2010          0.906           1.035       1,387,967
                                                            2009          0.647           0.906       1,445,643
                                                            2008          1.063           0.647       1,573,780

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.393           1.384       1,822,681
                                                            2010          1.056           1.393       2,374,998
                                                            2009          0.778           1.056       2,841,948
                                                            2008          1.188           0.778       2,729,993





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.655           1.886           509
                                                             2010          1.590           1.655         6,125
                                                             2009          1.414           1.590        30,787
                                                             2008          2.136           1.414        33,289
                                                             2007          1.809           2.136        35,212
                                                             2006          1.473           1.809        36,298
                                                             2005          1.288           1.473        27,874
                                                             2004          1.065           1.288           707
                                                             2003          1.000           1.065           746

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.146           1.151            --
                                                             2005          1.083           1.146        26,390
                                                             2004          1.061           1.083        26,400
                                                             2003          1.000           1.061            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.762           1.714            --
                                                             2010          1.584           1.762            --
                                                             2009          1.074           1.584            --
                                                             2008          2.005           1.074            --
                                                             2007          1.539           2.005            --
                                                             2006          1.321           1.539            --
                                                             2005          1.183           1.321            --
                                                             2004          1.120           1.183            --
                                                             2003          1.000           1.120            --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.881           1.126            --
                                                             2008          1.691           0.881         6,678
                                                             2007          1.799           1.691         6,678
                                                             2006          1.624           1.799         6,678
                                                             2005          1.428           1.624         6,678
                                                             2004          1.237           1.428         6,681
                                                             2003          1.000           1.237            --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          1.249           1.036            --
                                                             2010          1.137           1.249         6,672
                                                             2009          1.134           1.137         6,675

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          2.617           2.737            --
                                                             2006          2.018           2.617         8,765
                                                             2005          1.611           2.018         8,920
                                                             2004          1.318           1.611         3,605
                                                             2003          1.000           1.318         3,791

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.459           1.429            --
                                                             2007          1.470           1.459        24,687
                                                             2006          1.395           1.470        24,914
                                                             2005          1.309           1.395        25,487
                                                             2004          1.170           1.309        15,645
                                                             2003          1.000           1.170        11,925

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.240           1.222            --
                                                             2010          1.106           1.240            --
                                                             2009          0.847           1.106            --
                                                             2008          1.323           0.847            --
                                                             2007          1.258           1.323            --
                                                             2006          1.179           1.258            --
                                                             2005          1.166           1.179            --
                                                             2004          1.124           1.166            --
                                                             2003          1.000           1.124            --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.163           1.105            --
                                                             2007          1.134           1.163        42,574
                                                             2006          1.005           1.134        44,072
                                                             2005          1.000           1.005        31,648

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          2.175           1.781        39,712
                                                             2006          1.621           2.175        40,659
                                                             2005          1.487           1.621        33,069
                                                             2004          1.163           1.487        12,828
                                                             2003          1.000           1.163            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.031           1.001            --
                                                             2007          1.015           1.031            --
                                                             2006          0.994           1.015            --
                                                             2005          1.000           0.994            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.334           1.243         1,339
                                                             2010          1.171           1.334         8,255
                                                             2009          0.946           1.171         8,251
                                                             2008          1.447           0.946         8,144
                                                             2007          1.318           1.447         8,212
                                                             2006          1.245           1.318         8,238
                                                             2005          1.173           1.245         1,382
                                                             2004          1.114           1.173         1,386
                                                             2003          1.000           1.114         1,399

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          1.562           1.673            --
                                                             2009          1.081           1.562        29,212
                                                             2008          2.217           1.081        33,731
                                                             2007          2.080           2.217        27,736
                                                             2006          1.743           2.080        26,032
                                                             2005          1.508           1.743        22,732
                                                             2004          1.252           1.508           600
                                                             2003          1.000           1.252            --

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.372           1.287            --
                                                             2007          1.389           1.372        31,434
                                                             2006          1.252           1.389        31,379
                                                             2005          1.210           1.252        22,924
                                                             2004          1.126           1.210        17,072
                                                             2003          1.000           1.126         1,404

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.364           1.530            --
                                                             2010          1.294           1.364         6,457
                                                             2009          1.085           1.294         6,457
                                                             2008          1.450           1.085         6,457
                                                             2007          1.312           1.450         6,457
                                                             2006          1.268           1.312         6,457
                                                             2005          1.198           1.268         6,457
                                                             2004          1.122           1.198            --
                                                             2003          1.000           1.122            --

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          2.093           2.000            --
                                                             2007          1.872           2.093        15,494
                                                             2006          1.525           1.872        15,872
                                                             2005          1.346           1.525         9,297
                                                             2004          1.183           1.346         9,760
                                                             2003          1.000           1.183        10,263

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.419           1.559            --
                                                             2005          1.280           1.419         5,819
                                                             2004          1.174           1.280            --
                                                             2003          1.000           1.174            --

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.235           1.199            --
                                                             2007          1.209           1.235            --
                                                             2006          1.124           1.209            --
                                                             2005          1.106           1.124            --
                                                             2004          1.062           1.106            --
                                                             2003          1.000           1.062            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.595           1.491            --
                                                             2007          1.580           1.595        55,227
                                                             2006          1.402           1.580        56,951
                                                             2005          1.306           1.402        58,860
                                                             2004          1.154           1.306        44,567
                                                             2003          1.000           1.154        46,867

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.890           0.895            --
                                                             2008          1.179           0.890       539,006
                                                             2007          1.151           1.179       541,761
                                                             2006          1.080           1.151       541,460
                                                             2005          1.057           1.080       540,961
                                                             2004          1.002           1.057            --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.035           0.997            --
                                                             2007          1.020           1.035        15,221
                                                             2006          1.003           1.020        14,843
                                                             2005          1.006           1.003        14,558
                                                             2004          0.987           1.006         4,118
                                                             2003          1.000           0.987         1,471

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.538           1.488            --
                                                             2007          1.509           1.538        35,874
                                                             2006          1.348           1.509        31,278
                                                             2005          1.261           1.348        23,286
                                                             2004          1.157           1.261            --
                                                             2003          1.000           1.157            --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          1.200           1.252            --
                                                             2005          1.231           1.200         6,626
                                                             2004          1.128           1.231         1,366
                                                             2003          1.000           1.128         1,412

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.505           1.432            --
                                                             2007          1.572           1.505        78,625
                                                             2006          1.359           1.572        73,795
                                                             2005          1.291           1.359        30,860
                                                             2004          1.161           1.291            --
                                                             2003          1.000           1.161            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          1.983           1.818        26,018
                                                             2010          1.652           1.983        33,971
                                                             2009          1.305           1.652        38,425
                                                             2008          2.011           1.305        40,495
                                                             2007          2.001           2.011        42,663
                                                             2006          1.641           2.001        40,755
                                                             2005          1.527           1.641        37,810
                                                             2004          1.243           1.527        22,318
                                                             2003          1.000           1.243         5,444

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.128           1.348            --
                                                             2005          1.053           1.128         9,475
                                                             2004          1.000           1.053            --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.648           1.376            --
                                                             2010          1.487           1.648            --
                                                             2009          1.061           1.487            --
                                                             2008          2.079           1.061            --
                                                             2007          2.007           2.079            --
                                                             2006          1.582           2.007            --
                                                             2005          1.319           1.582            --
                                                             2004          1.179           1.319            --
                                                             2003          1.000           1.179            --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.183           1.241       107,860
                                                             2010          1.138           1.183       112,397
                                                             2009          1.080           1.138       171,831
                                                             2008          1.055           1.080       179,760
                                                             2007          1.022           1.055         8,165
                                                             2006          1.007           1.022         7,580
                                                             2005          1.006           1.007         7,112
                                                             2004          0.994           1.006         6,664
                                                             2003          1.000           0.994         1,451

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.829           0.829            --
                                                             2008          1.294           0.829       224,959
                                                             2007          1.252           1.294       252,411
                                                             2006          1.135           1.252       266,980
                                                             2005          1.094           1.135       267,712
                                                             2004          1.016           1.094        55,272

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.284           1.267            --
                                                             2007          1.305           1.284        37,338
                                                             2006          1.211           1.305        38,545
                                                             2005          1.196           1.211        27,727
                                                             2004          1.090           1.196         2,298
                                                             2003          1.000           1.090            --

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.054           1.070            --
                                                             2005          1.041           1.054            --
                                                             2004          1.005           1.041            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.217           1.235            --
                                                             2004          1.131           1.217            --
                                                             2003          1.000           1.131            --

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          2.164           2.084            --
                                                             2007          1.903           2.164        20,545
                                                             2006          1.555           1.903        20,507
                                                             2005          1.393           1.555        17,186
                                                             2004          1.208           1.393         6,789
                                                             2003          1.000           1.208            --

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.461           1.400            --
                                                             2007          1.405           1.461        10,596
                                                             2006          1.329           1.405        10,040
                                                             2005          1.216           1.329        10,511
                                                             2004          1.118           1.216        10,376
                                                             2003          1.000           1.118            --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.277           1.257            --
                                                             2005          1.218           1.277            --
                                                             2004          1.109           1.218            --
                                                             2003          1.000           1.109            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.145           1.264            --
                                                             2005          1.036           1.145         9,127

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.538           1.514            --
                                                             2007          1.394           1.538        43,104
                                                             2006          1.239           1.394        44,693
                                                             2005          1.246           1.239        45,703
                                                             2004          1.161           1.246        47,296
                                                             2003          1.000           1.161        39,551

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          1.253           1.286            --
                                                             2005          1.288           1.253        24,492
                                                             2004          1.121           1.288            --
                                                             2003          1.000           1.121            --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.513           1.422            --
                                                             2007          1.432           1.513           591
                                                             2006          1.324           1.432           655
                                                             2005          1.180           1.324           652
                                                             2004          1.163           1.180           713
                                                             2003          1.000           1.163           683

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.842           0.843            --
                                                             2008          1.235           0.842       465,661
                                                             2007          1.201           1.235       466,066
                                                             2006          1.106           1.201       466,221
                                                             2005          1.075           1.106       466,120
                                                             2004          1.000           1.075            --

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.019           1.022            --
                                                             2007          0.995           1.019         7,618
                                                             2006          0.976           0.995         7,819
                                                             2005          0.973           0.976         8,151
                                                             2004          0.989           0.973         8,439
                                                             2003          1.000           0.989         8,760

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          1.100           1.119            --
                                                             2005          1.177           1.100            --
                                                             2004          1.192           1.177            --
                                                             2003          1.000           1.192            --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.358           1.183            --
                                                             2007          1.312           1.358        16,806
                                                             2006          1.279           1.312        17,242
                                                             2005          1.224           1.279        17,631
                                                             2004          1.131           1.224        10,819
                                                             2003          1.000           1.131        11,377

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.138           1.137            --
                                                             2007          1.107           1.138        47,891
                                                             2006          1.040           1.107        43,741
                                                             2005          1.043           1.040        35,419
                                                             2004          0.984           1.043        11,148
                                                             2003          1.000           0.984        11,724

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Technology Subaccount (Class B) (7/03)...              2010          1.095           1.131            --
                                                             2009          0.700           1.095           793
                                                             2008          1.335           0.700           782
                                                             2007          1.198           1.335           734
                                                             2006          1.219           1.198           803
                                                             2005          1.206           1.219           718
                                                             2004          1.214           1.206           693
                                                             2003          1.000           1.214           686

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.818           1.690            --
                                                             2007          1.485           1.818        12,158
                                                             2006          1.428           1.485        12,192
                                                             2005          1.312           1.428        12,220
                                                             2004          1.211           1.312           667
                                                             2003          1.000           1.211           679

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.537           1.540       146,598
                                                             2010          1.357           1.537       173,962
                                                             2009          0.945           1.357        32,036
                                                             2008          1.270           0.945        35,272

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.151           1.108       466,098
                                                             2010          1.036           1.151       466,035
                                                             2009          0.865           1.036       465,988

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.185           1.115       200,676
                                                             2010          1.048           1.185       207,670
                                                             2009          0.855           1.048       215,069

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.185           1.159       526,332
                                                             2010          1.077           1.185       531,202
                                                             2009          0.914           1.077       536,607

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.078           1.000        81,209
                                                             2010          0.897           1.078        95,612
                                                             2009          0.670           0.897       102,789
                                                             2008          1.064           0.670       110,720

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          2.996           2.392             0
                                                             2010          2.468           2.996         5,487
                                                             2009          1.491           2.468         5,487
                                                             2008          3.414           1.491         5,487
                                                             2007          2.719           3.414         8,626

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *...........................              2011          1.791           1.566        16,546
                                                             2010          1.643           1.791        23,282
                                                             2009          1.276           1.643        27,209
                                                             2008          2.197           1.276        29,520

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.400           1.418       122,902
                                                             2010          1.277           1.400       147,323
                                                             2009          0.983           1.277       114,049
                                                             2008          1.139           0.983        30,856

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.354           1.193           638
                                                             2010          1.154           1.354           731

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *...........................              2011          0.904           0.850       101,681
                                                             2010          0.790           0.904        45,600
                                                             2009          0.681           0.790        72,747
                                                             2008          1.030           0.681        72,174

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.564           1.506           555
                                                             2010          1.252           1.564           614
                                                             2009          0.879           1.252           697
                                                             2008          1.425           0.879           644

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.641           1.486           516
                                                             2010          1.319           1.641        12,213
                                                             2009          0.915           1.319        12,293
                                                             2008          1.683           0.915        12,155

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.065           1.109         3,255
                                                             2010          1.007           1.065        13,148
                                                             2009          0.943           1.007        14,041
                                                             2008          1.000           0.943        15,141

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.146           1.162            --
                                                             2010          1.071           1.146            --
                                                             2009          0.935           1.071            --
                                                             2008          1.197           0.935            --

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          1.123           1.122        26,797
                                                             2010          1.053           1.123        51,616
                                                             2009          0.969           1.053        53,392
                                                             2008          1.428           0.969        52,300

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.755           1.718        17,340
                                                             2010          1.794           1.755        13,252
                                                             2009          1.828           1.794        35,962
                                                             2008          1.828           1.828        38,445

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          1.282           1.201        23,295
                                                             2010          1.172           1.282        33,988
                                                             2009          0.910           1.172        36,657
                                                             2008          1.482           0.910        39,817

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          1.282           1.175            --
                                                             2010          1.146           1.282        16,405
                                                             2009          0.964           1.146        16,405
                                                             2008          1.491           0.964        16,405

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          0.986           0.981        56,684
                                                             2010          0.880           0.986        56,735
                                                             2009          0.714           0.880        73,571
                                                             2008          1.103           0.714            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.028           1.028       136,976
                                                             2010          0.957           1.028       136,989
                                                             2009          0.827           0.957       137,002
                                                             2008          1.088           0.827        30,295
                                                             2007          1.067           1.088        30,295
                                                             2006          1.003           1.067        30,295

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.351           1.333         6,693
                                                             2010          1.241           1.351         6,566
                                                             2009          1.051           1.241        10,898
                                                             2008          1.513           1.051        10,968

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.464           1.313        16,397
                                                             2010          1.359           1.464        33,177

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.033           0.997         7,360
                                                             2010          0.904           1.033         7,536
                                                             2009          0.646           0.904        16,172
                                                             2008          1.062           0.646        14,189

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.388           1.378        23,932
                                                             2010          1.053           1.388        25,650
                                                             2009          0.776           1.053        25,769
                                                             2008          1.185           0.776        25,873





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.648           1.878          27,064
                                                            2010          1.585           1.648          28,328
                                                            2009          1.410           1.585          41,455
                                                            2008          2.131           1.410          54,556
                                                            2007          1.806           2.131          75,232
                                                            2006          1.471           1.806          42,429
                                                            2005          1.287           1.471          42,909
                                                            2004          1.065           1.287              --
                                                            2003          1.000           1.065              --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.145           1.149              --
                                                            2005          1.082           1.145          95,072
                                                            2004          1.061           1.082              --
                                                            2003          1.000           1.061              --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.755           1.706          95,324
                                                            2010          1.579           1.755         125,689
                                                            2009          1.071           1.579         311,211
                                                            2008          2.001           1.071         352,566
                                                            2007          1.536           2.001         320,891
                                                            2006          1.320           1.536         322,325
                                                            2005          1.182           1.320          56,870
                                                            2004          1.119           1.182              --
                                                            2003          1.000           1.119              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.879           1.123              --
                                                            2008          1.687           0.879           2,505
                                                            2007          1.796           1.687           3,211
                                                            2006          1.621           1.796           3,161
                                                            2005          1.427           1.621           1,492
                                                            2004          1.236           1.427              --
                                                            2003          1.000           1.236              --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          1.244           1.032              --
                                                            2010          1.133           1.244           2,484
                                                            2009          1.130           1.133           2,462

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.612           2.731              --
                                                            2006          2.015           2.612         109,578
                                                            2005          1.610           2.015          40,216
                                                            2004          1.317           1.610              --
                                                            2003          1.000           1.317              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.456           1.426              --
                                                            2007          1.468           1.456          46,144
                                                            2006          1.393           1.468          89,486
                                                            2005          1.307           1.393          78,106
                                                            2004          1.170           1.307              --
                                                            2003          1.000           1.170              --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.235           1.216              --
                                                            2010          1.103           1.235              --
                                                            2009          0.845           1.103              --
                                                            2008          1.320           0.845              --
                                                            2007          1.255           1.320              --
                                                            2006          1.178           1.255              --
                                                            2005          1.165           1.178              --
                                                            2004          1.124           1.165              --
                                                            2003          1.000           1.124              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.162           1.103              --
                                                            2007          1.133           1.162           6,211
                                                            2006          1.005           1.133           6,214
                                                            2005          1.000           1.005           6,218

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          2.171           1.777          56,030
                                                            2006          1.619           2.171          75,280
                                                            2005          1.486           1.619          66,089
                                                            2004          1.162           1.486              --
                                                            2003          1.000           1.162              --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.029           0.999              --
                                                            2007          1.014           1.029          19,547
                                                            2006          0.994           1.014              --
                                                            2005          1.000           0.994              --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.329           1.238         153,976
                                                            2010          1.167           1.329         157,594
                                                            2009          0.944           1.167         165,991
                                                            2008          1.444           0.944         169,279
                                                            2007          1.316           1.444         184,014
                                                            2006          1.244           1.316         197,480
                                                            2005          1.172           1.244         103,402
                                                            2004          1.114           1.172              --
                                                            2003          1.000           1.114              --

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.557           1.667              --
                                                            2009          1.078           1.557          52,547
                                                            2008          2.211           1.078          55,795
                                                            2007          2.076           2.211          71,764
                                                            2006          1.741           2.076         128,954
                                                            2005          1.507           1.741         110,069
                                                            2004          1.251           1.507              --
                                                            2003          1.000           1.251              --

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.369           1.283              --
                                                            2007          1.386           1.369         976,594
                                                            2006          1.251           1.386       1,062,844
                                                            2005          1.209           1.251          99,587
                                                            2004          1.126           1.209              --
                                                            2003          1.000           1.126              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.358           1.524              --
                                                            2010          1.290           1.358          39,927
                                                            2009          1.082           1.290          50,426
                                                            2008          1.446           1.082           4,013
                                                            2007          1.310           1.446          41,274
                                                            2006          1.266           1.310           4,022
                                                            2005          1.198           1.266           4,091
                                                            2004          1.121           1.198              --
                                                            2003          1.000           1.121              --

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          2.088           1.995              --
                                                            2007          1.869           2.088         375,203
                                                            2006          1.523           1.869         388,024
                                                            2005          1.345           1.523           5,949
                                                            2004          1.183           1.345              --
                                                            2003          1.000           1.183              --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.417           1.556              --
                                                            2005          1.279           1.417          11,995
                                                            2004          1.174           1.279              --
                                                            2003          1.000           1.174              --

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.232           1.196              --
                                                            2007          1.206           1.232         260,770
                                                            2006          1.123           1.206         281,922
                                                            2005          1.105           1.123         281,931
                                                            2004          1.062           1.105              --
                                                            2003          1.000           1.062              --

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.591           1.488              --
                                                            2007          1.577           1.591          74,829
                                                            2006          1.400           1.577         123,200
                                                            2005          1.304           1.400         111,431
                                                            2004          1.154           1.304              --
                                                            2003          1.000           1.154              --

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.888           0.893              --
                                                            2008          1.177           0.888         624,112
                                                            2007          1.149           1.177         624,220
                                                            2006          1.080           1.149         628,108
                                                            2005          1.057           1.080         170,289
                                                            2004          1.002           1.057              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.033           0.994              --
                                                            2007          1.018           1.033          47,992
                                                            2006          1.001           1.018          46,441
                                                            2005          1.005           1.001          62,497
                                                            2004          0.987           1.005              --
                                                            2003          1.000           0.987              --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.535           1.484              --
                                                            2007          1.506           1.535       1,053,706
                                                            2006          1.347           1.506         973,324
                                                            2005          1.260           1.347         441,346
                                                            2004          1.156           1.260              --
                                                            2003          1.000           1.156              --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.198           1.250              --
                                                            2005          1.230           1.198          51,727
                                                            2004          1.128           1.230              --
                                                            2003          1.000           1.128              --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.502           1.429              --
                                                            2007          1.570           1.502       1,062,009
                                                            2006          1.357           1.570       1,114,755
                                                            2005          1.290           1.357         680,123
                                                            2004          1.161           1.290              --
                                                            2003          1.000           1.161              --

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.975           1.810         245,638
                                                            2010          1.646           1.975         331,238
                                                            2009          1.302           1.646         447,756
                                                            2008          2.006           1.302         485,429
                                                            2007          1.998           2.006         522,544
                                                            2006          1.639           1.998         547,627
                                                            2005          1.526           1.639         382,254
                                                            2004          1.243           1.526              --
                                                            2003          1.000           1.243              --

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.127           1.347              --
                                                            2005          1.053           1.127         433,641
                                                            2004          1.000           1.053              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.642           1.370          37,933
                                                            2010          1.482           1.642          98,633
                                                            2009          1.058           1.482         145,926
                                                            2008          2.074           1.058         131,501
                                                            2007          2.004           2.074         104,731
                                                            2006          1.580           2.004          58,127
                                                            2005          1.318           1.580          60,612
                                                            2004          1.178           1.318              --
                                                            2003          1.000           1.178              --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.179           1.236          37,815
                                                            2010          1.134           1.179          18,615
                                                            2009          1.077           1.134          74,312
                                                            2008          1.053           1.077         125,929
                                                            2007          1.020           1.053          18,260
                                                            2006          1.005           1.020          16,919
                                                            2005          1.005           1.005          16,617
                                                            2004          0.994           1.005              --
                                                            2003          1.000           0.994              --

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.827           0.827              --
                                                            2008          1.291           0.827         573,702
                                                            2007          1.251           1.291         616,696
                                                            2006          1.135           1.251       1,067,172
                                                            2005          1.094           1.135         945,104
                                                            2004          1.016           1.094              --

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.281           1.264              --
                                                            2007          1.303           1.281         192,891
                                                            2006          1.209           1.303         165,326
                                                            2005          1.195           1.209         120,793
                                                            2004          1.090           1.195              --
                                                            2003          1.000           1.090              --

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.054           1.069              --
                                                            2005          1.040           1.054         454,145
                                                            2004          1.005           1.040              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.216           1.234              --
                                                            2004          1.130           1.216              --
                                                            2003          1.000           1.130              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          2.159           2.078              --
                                                            2007          1.900           2.159         183,887
                                                            2006          1.553           1.900         245,238
                                                            2005          1.392           1.553         152,361
                                                            2004          1.208           1.392              --
                                                            2003          1.000           1.208              --

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.457           1.396              --
                                                            2007          1.403           1.457         179,205
                                                            2006          1.328           1.403         163,014
                                                            2005          1.215           1.328          39,689
                                                            2004          1.118           1.215              --
                                                            2003          1.000           1.118              --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.275           1.255              --
                                                            2005          1.217           1.275          38,924
                                                            2004          1.109           1.217              --
                                                            2003          1.000           1.109              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.145           1.263              --
                                                            2005          1.036           1.145         464,220

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.535           1.510              --
                                                            2007          1.392           1.535          40,253
                                                            2006          1.237           1.392         135,712
                                                            2005          1.245           1.237         121,171
                                                            2004          1.161           1.245              --
                                                            2003          1.000           1.161              --

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.251           1.284              --
                                                            2005          1.287           1.251          26,842
                                                            2004          1.120           1.287              --
                                                            2003          1.000           1.120              --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.509           1.418              --
                                                            2007          1.430           1.509           2,025
                                                            2006          1.322           1.430           2,030
                                                            2005          1.179           1.322              --
                                                            2004          1.163           1.179              --
                                                            2003          1.000           1.163              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.840           0.841              --
                                                            2008          1.233           0.840         892,715
                                                            2007          1.199           1.233       1,104,915
                                                            2006          1.105           1.199       1,113,417
                                                            2005          1.075           1.105       1,043,212
                                                            2004          1.000           1.075              --

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.017           1.019              --
                                                            2007          0.994           1.017          30,736
                                                            2006          0.974           0.994          28,269
                                                            2005          0.972           0.974         106,100
                                                            2004          0.989           0.972              --
                                                            2003          1.000           0.989              --

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          1.099           1.117              --
                                                            2005          1.176           1.099          38,681
                                                            2004          1.192           1.176              --
                                                            2003          1.000           1.192              --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.355           1.180              --
                                                            2007          1.309           1.355         474,138
                                                            2006          1.277           1.309         468,609
                                                            2005          1.223           1.277         199,762
                                                            2004          1.131           1.223              --
                                                            2003          1.000           1.131              --

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.136           1.134              --
                                                            2007          1.105           1.136         345,203
                                                            2006          1.039           1.105         303,670
                                                            2005          1.042           1.039         193,174
                                                            2004          0.984           1.042              --
                                                            2003          1.000           0.984              --

  DWS Technology Subaccount (Class B) (7/03)..              2010          1.092           1.127              --
                                                            2009          0.698           1.092          59,051
                                                            2008          1.332           0.698             891
                                                            2007          1.196           1.332           2,939
                                                            2006          1.217           1.196              --
                                                            2005          1.205           1.217              --
                                                            2004          1.214           1.205              --
                                                            2003          1.000           1.214              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.814           1.686              --
                                                            2007          1.482           1.814          58,737
                                                            2006          1.426           1.482          58,501
                                                            2005          1.311           1.426          58,464
                                                            2004          1.211           1.311              --
                                                            2003          1.000           1.211              --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.532           1.534       1,841,239
                                                            2010          1.352           1.532       1,884,532
                                                            2009          0.943           1.352         150,158
                                                            2008          1.267           0.943         150,682

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.148           1.104         615,238
                                                            2010          1.033           1.148         651,833
                                                            2009          0.863           1.033         674,431

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.181           1.111         459,239
                                                            2010          1.046           1.181         768,602
                                                            2009          0.853           1.046         761,717

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.181           1.154         937,397
                                                            2010          1.075           1.181         597,927
                                                            2009          0.912           1.075         623,995

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.075           0.996         505,149
                                                            2010          0.895           1.075         463,499
                                                            2009          0.669           0.895         398,822
                                                            2008          1.063           0.669         378,102

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.984           2.382          18,477
                                                            2010          2.460           2.984          25,257
                                                            2009          1.487           2.460          70,336
                                                            2008          3.406           1.487          91,101
                                                            2007          2.714           3.406         105,600

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.636           1.429         514,171
                                                            2010          1.501           1.636         542,075
                                                            2009          1.166           1.501         554,678
                                                            2008          2.009           1.166         586,996

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.395           1.412       4,867,441
                                                            2010          1.273           1.395       5,177,999
                                                            2009          0.980           1.273       5,102,042
                                                            2008          1.137           0.980         329,828

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.349           1.188          55,447
                                                            2010          1.150           1.349          55,462

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.902           0.847       1,844,292
                                                            2010          0.788           0.902       2,043,400
                                                            2009          0.681           0.788       2,318,149
                                                            2008          1.029           0.681       2,720,214

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.558           1.499          79,966
                                                            2010          1.247           1.558          70,993
                                                            2009          0.877           1.247          71,392
                                                            2008          1.421           0.877           2,019

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.635           1.480          54,313
                                                            2010          1.314           1.635          67,978
                                                            2009          0.913           1.314          82,046
                                                            2008          1.679           0.913          90,301

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.061           1.104          42,742
                                                            2010          1.004           1.061          31,816
                                                            2009          0.940           1.004          34,505
                                                            2008          0.997           0.940          36,886

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.142           1.157         242,909
                                                            2010          1.067           1.142         251,274
                                                            2009          0.933           1.067         260,748
                                                            2008          1.194           0.933         260,760

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          1.119           1.117         499,323
                                                            2010          1.050           1.119         668,261
                                                            2009          0.966           1.050         922,531
                                                            2008          1.424           0.966         967,675

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.749           1.711         201,535
                                                            2010          1.788           1.749         276,214
                                                            2009          1.823           1.788         162,301
                                                            2008          1.823           1.823         308,330

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.277           1.196         424,988
                                                            2010          1.168           1.277         574,961
                                                            2009          0.907           1.168         968,483
                                                            2008          1.478           0.907       1,002,523

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.277           1.170          71,404
                                                            2010          1.143           1.277          73,801
                                                            2009          0.961           1.143          72,167
                                                            2008          1.487           0.961          71,921

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.984           0.978         744,065
                                                            2010          0.878           0.984         878,891
                                                            2009          0.713           0.878       1,033,347
                                                            2008          1.102           0.713          14,539

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.026           1.025       1,802,616
                                                            2010          0.955           1.026       1,854,385
                                                            2009          0.825           0.955       2,276,123
                                                            2008          1.087           0.825       1,231,684
                                                            2007          1.067           1.087         562,973
                                                            2006          1.003           1.067         104,293

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.346           1.327          78,290
                                                            2010          1.237           1.346          83,313
                                                            2009          1.048           1.237          84,767
                                                            2008          1.509           1.048          68,219

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.338           1.199          20,132
                                                            2010          1.243           1.338          56,305

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.030           0.994         197,401
                                                            2010          0.902           1.030         296,460
                                                            2009          0.645           0.902         386,707
                                                            2008          1.061           0.645         395,142

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.382           1.372         580,971
                                                            2010          1.049           1.382         733,074
                                                            2009          0.774           1.049         999,289
                                                            2008          1.182           0.774       1,087,541





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.535           1.748          21,130
                                                            2010          1.477           1.535          43,365
                                                            2009          1.315           1.477          47,288
                                                            2008          1.988           1.315          48,450
                                                            2007          1.685           1.988          76,109
                                                            2006          1.374           1.685          51,225
                                                            2005          1.203           1.374          51,839
                                                            2004          1.000           1.203           7,136

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.076           1.080              --
                                                            2005          1.017           1.076         138,482
                                                            2004          1.000           1.017          49,391

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.583           1.538          36,255
                                                            2010          1.425           1.583          33,836
                                                            2009          0.967           1.425          34,333
                                                            2008          1.808           0.967          35,602
                                                            2007          1.388           1.808          92,604
                                                            2006          1.193           1.388          35,951
                                                            2005          1.069           1.193          36,717
                                                            2004          1.000           1.069          19,874

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.696           0.889              --
                                                            2008          1.337           0.696          18,138
                                                            2007          1.424           1.337          21,118
                                                            2006          1.286           1.424          29,797
                                                            2005          1.133           1.286          20,278
                                                            2004          1.000           1.133              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          0.984           0.816              --
                                                            2010          0.897           0.984          19,541
                                                            2009          0.895           0.897          19,159

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          1.888           1.974              --
                                                            2006          1.457           1.888         131,038
                                                            2005          1.165           1.457         148,877
                                                            2004          1.000           1.165          81,525

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.242           1.216              --
                                                            2007          1.253           1.242         226,064
                                                            2006          1.190           1.253         246,208
                                                            2005          1.117           1.190         248,322
                                                            2004          1.000           1.117         193,170

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.105           1.088              --
                                                            2010          0.987           1.105              --
                                                            2009          0.756           0.987              --
                                                            2008          1.182           0.756              --
                                                            2007          1.125           1.182              --
                                                            2006          1.056           1.125              --
                                                            2005          1.045           1.056              --
                                                            2004          1.000           1.045              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.161           1.102              --
                                                            2007          1.132           1.161           5,482
                                                            2006          1.005           1.132           5,489
                                                            2005          1.000           1.005          13,382

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          1.770           1.448         162,725
                                                            2006          1.320           1.770         194,962
                                                            2005          1.213           1.320         215,914
                                                            2004          1.000           1.213          73,241

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.028           0.998              --
                                                            2007          1.013           1.028          13,489
                                                            2006          0.993           1.013          14,347
                                                            2005          1.000           0.993              --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.195           1.112         165,771
                                                            2010          1.050           1.195         219,346
                                                            2009          0.849           1.050         240,945
                                                            2008          1.300           0.849         236,780
                                                            2007          1.186           1.300         226,677
                                                            2006          1.121           1.186         220,990
                                                            2005          1.056           1.121         109,916
                                                            2004          1.000           1.056          19,922

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.233           1.320              --
                                                            2009          0.854           1.233         106,752
                                                            2008          1.753           0.854         110,860
                                                            2007          1.646           1.753          96,537
                                                            2006          1.381           1.646         111,830
                                                            2005          1.197           1.381         123,658
                                                            2004          1.000           1.197         101,738

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.224           1.147              --
                                                            2007          1.239           1.224         687,409
                                                            2006          1.119           1.239         820,431
                                                            2005          1.082           1.119         624,279
                                                            2004          1.000           1.082         526,405

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.176           1.319              --
                                                            2010          1.117           1.176          51,673
                                                            2009          0.938           1.117          49,990
                                                            2008          1.254           0.938          58,291
                                                            2007          1.136           1.254          49,521
                                                            2006          1.099           1.136          61,620
                                                            2005          1.040           1.099          78,445
                                                            2004          1.000           1.040          71,153

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          1.766           1.687              --
                                                            2007          1.581           1.766         162,239
                                                            2006          1.289           1.581         146,002
                                                            2005          1.139           1.289          57,399
                                                            2004          1.000           1.139          36,920

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.222           1.342              --
                                                            2005          1.104           1.222           8,849
                                                            2004          1.000           1.104             729

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.152           1.118              --
                                                            2007          1.128           1.152         420,289
                                                            2006          1.051           1.128         438,709
                                                            2005          1.034           1.051         509,695
                                                            2004          1.000           1.034         375,718

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.355           1.267              --
                                                            2007          1.344           1.355         228,413
                                                            2006          1.193           1.344         236,007
                                                            2005          1.112           1.193         229,714
                                                            2004          1.000           1.112         148,845

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.886           0.891              --
                                                            2008          1.175           0.886         141,032
                                                            2007          1.148           1.175         529,164
                                                            2006          1.079           1.148         550,100
                                                            2005          1.057           1.079         355,797
                                                            2004          1.002           1.057              --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.022           0.984              --
                                                            2007          1.008           1.022         349,401
                                                            2006          0.992           1.008         540,813
                                                            2005          0.996           0.992         386,789
                                                            2004          1.000           0.996         262,027

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.300           1.258              --
                                                            2007          1.277           1.300         569,448
                                                            2006          1.142           1.277         553,736
                                                            2005          1.069           1.142         534,266
                                                            2004          1.000           1.069         215,916

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.033           1.078              --
                                                            2005          1.062           1.033          84,350
                                                            2004          1.000           1.062          70,489

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.297           1.234              --
                                                            2007          1.356           1.297         645,430
                                                            2006          1.173           1.356         630,452
                                                            2005          1.116           1.173         448,703
                                                            2004          1.000           1.116         172,392

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.508           1.381         135,599
                                                            2010          1.258           1.508         200,254
                                                            2009          0.995           1.258         230,183
                                                            2008          1.534           0.995         260,145
                                                            2007          1.529           1.534         303,493
                                                            2006          1.255           1.529         285,396
                                                            2005          1.169           1.255         294,240
                                                            2004          1.000           1.169         167,464

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.126           1.345              --
                                                            2005          1.053           1.126          78,032
                                                            2004          1.000           1.053              --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.397           1.166          20,946
                                                            2010          1.262           1.397          45,004
                                                            2009          0.901           1.262          48,109
                                                            2008          1.768           0.901          51,155
                                                            2007          1.709           1.768          59,922
                                                            2006          1.348           1.709          53,272
                                                            2005          1.125           1.348          75,661
                                                            2004          1.000           1.125          46,740

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.171           1.227         222,512
                                                            2010          1.128           1.171         249,533
                                                            2009          1.071           1.128         248,013
                                                            2008          1.048           1.071         247,991
                                                            2007          1.016           1.048          93,322
                                                            2006          1.001           1.016          93,775
                                                            2005          1.002           1.001         115,039
                                                            2004          1.000           1.002         105,052

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.825           0.825              --
                                                            2008          1.289           0.825         517,049
                                                            2007          1.249           1.289         674,640
                                                            2006          1.134           1.249         645,164
                                                            2005          1.094           1.134         645,278
                                                            2004          1.016           1.094         245,258

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.162           1.146              --
                                                            2007          1.182           1.162         193,432
                                                            2006          1.098           1.182         172,871
                                                            2005          1.085           1.098         168,760
                                                            2004          1.000           1.085          92,252

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.053           1.068              --
                                                            2005          1.040           1.053         168,575
                                                            2004          1.005           1.040              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.087           1.102              --
                                                            2004          1.000           1.087          28,239

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          1.783           1.717              --
                                                            2007          1.570           1.783         229,894
                                                            2006          1.284           1.570         251,879
                                                            2005          1.152           1.284         222,822
                                                            2004          1.000           1.152         160,814

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.320           1.265              --
                                                            2007          1.271           1.320         112,444
                                                            2006          1.204           1.271         146,676
                                                            2005          1.102           1.204         164,141
                                                            2004          1.000           1.102         130,633

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.161           1.143              --
                                                            2005          1.109           1.161           9,317
                                                            2004          1.000           1.109              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.144           1.262              --
                                                            2005          1.036           1.144         200,092

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.331           1.310              --
                                                            2007          1.208           1.331         102,151
                                                            2006          1.074           1.208         103,461
                                                            2005          1.082           1.074         105,490
                                                            2004          1.000           1.082          35,381

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.110           1.138              --
                                                            2005          1.142           1.110         148,023
                                                            2004          1.000           1.142          99,647

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.337           1.256              --
                                                            2007          1.267           1.337              --
                                                            2006          1.172           1.267              --
                                                            2005          1.045           1.172              --
                                                            2004          1.000           1.045              --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.838           0.839              --
                                                            2008          1.231           0.838       2,036,615
                                                            2007          1.198           1.231       2,108,019
                                                            2006          1.104           1.198       3,205,353
                                                            2005          1.075           1.104       4,632,739
                                                            2004          1.000           1.075         319,936

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.030           1.033              --
                                                            2007          1.007           1.030         143,677
                                                            2006          0.988           1.007          78,118
                                                            2005          0.987           0.988          80,939
                                                            2004          1.000           0.987          71,280

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          0.949           0.965              --
                                                            2005          1.016           0.949         124,899
                                                            2004          1.000           1.016          56,739

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.180           1.027              --
                                                            2007          1.141           1.180         122,459
                                                            2006          1.113           1.141         128,193
                                                            2005          1.067           1.113         128,043
                                                            2004          1.000           1.067         119,412

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.152           1.150              --
                                                            2007          1.121           1.152         312,806
                                                            2006          1.055           1.121         336,181
                                                            2005          1.058           1.055         333,217
                                                            2004          1.000           1.058         150,723

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Technology Subaccount (Class B) (7/03)..              2010          0.946           0.976              --
                                                            2009          0.605           0.946          47,068
                                                            2008          1.155           0.605          41,652
                                                            2007          1.038           1.155          39,848
                                                            2006          1.057           1.038          42,079
                                                            2005          1.047           1.057          25,052
                                                            2004          1.000           1.047          34,735

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.519           1.411              --
                                                            2007          1.242           1.519          58,864
                                                            2006          1.196           1.242          66,585
                                                            2005          1.099           1.196          47,285
                                                            2004          1.000           1.099          52,753

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.387           1.388          75,532
                                                            2010          1.225           1.387         135,492
                                                            2009          0.854           1.225         142,200
                                                            2008          1.149           0.854         142,946

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.144           1.100       1,686,375
                                                            2010          1.030           1.144       1,868,138
                                                            2009          0.861           1.030       1,879,175

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.177           1.107         150,527
                                                            2010          1.043           1.177         285,001
                                                            2009          0.851           1.043         285,200

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.178           1.150         132,927
                                                            2010          1.072           1.178         130,828
                                                            2009          0.910           1.072         146,789

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.072           0.993         186,468
                                                            2010          0.893           1.072         223,296
                                                            2009          0.667           0.893         229,127
                                                            2008          1.061           0.667         251,501

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.152           1.717          43,187
                                                            2010          1.775           2.152          82,518
                                                            2009          1.073           1.775         102,636
                                                            2008          2.460           1.073         100,612
                                                            2007          1.961           2.460         102,765

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.398           1.221         185,757
                                                            2010          1.284           1.398         246,499
                                                            2009          0.998           1.284         285,027
                                                            2008          1.719           0.998         327,394

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.413           1.429         312,669
                                                            2010          1.289           1.413         312,156
                                                            2009          0.993           1.289         315,972
                                                            2008          1.153           0.993         246,519

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.168           1.028          26,292
                                                            2010          0.996           1.168          32,854

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.900           0.845           1,614
                                                            2010          0.787           0.900           1,620
                                                            2009          0.680           0.787           1,628
                                                            2008          1.028           0.680           1,635

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.378           1.325           3,602
                                                            2010          1.104           1.378              --
                                                            2009          0.776           1.104              --
                                                            2008          1.258           0.776              --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.367           1.237          23,610
                                                            2010          1.099           1.367          52,265
                                                            2009          0.764           1.099          66,803
                                                            2008          1.406           0.764          71,882

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.049           1.090         409,574
                                                            2010          0.993           1.049         482,870
                                                            2009          0.930           0.993         581,539
                                                            2008          0.987           0.930         291,439

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.065           1.079         286,511
                                                            2010          0.997           1.065         289,818
                                                            2009          0.871           0.997         321,730
                                                            2008          1.116           0.871         358,636

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          0.965           0.963         311,281
                                                            2010          0.906           0.965         377,001
                                                            2009          0.834           0.906         438,241
                                                            2008          1.230           0.834         556,082

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.423           1.391         119,671
                                                            2010          1.455           1.423         141,665
                                                            2009          1.484           1.455         145,399
                                                            2008          1.485           1.484         394,897

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.080           1.011         255,137
                                                            2010          0.989           1.080         431,153
                                                            2009          0.768           0.989         499,529
                                                            2008          1.252           0.768         495,709

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.086           0.994         186,548
                                                            2010          0.972           1.086         224,267
                                                            2009          0.818           0.972         224,757
                                                            2008          1.266           0.818         224,441

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.981           0.975             989
                                                            2010          0.876           0.981             993
                                                            2009          0.712           0.876             997
                                                            2008          1.100           0.712              --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.024           1.023         113,808
                                                            2010          0.953           1.024         121,799
                                                            2009          0.824           0.953         131,336
                                                            2008          1.086           0.824         134,127
                                                            2007          1.067           1.086         193,463
                                                            2006          1.003           1.067         352,660

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.166           1.149          93,200
                                                            2010          1.072           1.166         116,648
                                                            2009          0.908           1.072         117,483
                                                            2008          1.308           0.908         119,806

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.167           1.045          83,886
                                                            2010          1.084           1.167         107,284

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.028           0.992          69,300
                                                            2010          0.901           1.028          95,479
                                                            2009          0.644           0.901          93,761
                                                            2008          1.060           0.644         127,177

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.062           1.053         104,398
                                                            2010          0.806           1.062         145,734
                                                            2009          0.595           0.806         145,314
                                                            2008          0.909           0.595         146,797





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.636           1.862         119,718
                                                            2010          1.575           1.636         111,843
                                                            2009          1.402           1.575         108,394
                                                            2008          2.121           1.402         201,199
                                                            2007          1.799           2.121         169,321
                                                            2006          1.467           1.799         169,104
                                                            2005          1.285           1.467         198,034
                                                            2004          1.064           1.285          55,788
                                                            2003          1.000           1.064          32,856

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.142           1.146              --
                                                            2005          1.080           1.142         312,033
                                                            2004          1.060           1.080         298,766
                                                            2003          1.000           1.060         113,890

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.742           1.692         139,582
                                                            2010          1.569           1.742         134,784
                                                            2009          1.065           1.569          49,502
                                                            2008          1.992           1.065          64,501
                                                            2007          1.530           1.992          69,538
                                                            2006          1.316           1.530          57,825
                                                            2005          1.180           1.316          63,019
                                                            2004          1.119           1.180          70,159
                                                            2003          1.000           1.119          28,907

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.874           1.115              --
                                                            2008          1.679           0.874         148,217
                                                            2007          1.789           1.679         177,086
                                                            2006          1.617           1.789         190,000
                                                            2005          1.425           1.617         165,569
                                                            2004          1.236           1.425          51,243
                                                            2003          1.000           1.236           5,846

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          1.235           1.023              --
                                                            2010          1.126           1.235          81,331
                                                            2009          1.123           1.126          83,236

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.603           2.721              --
                                                            2006          2.010           2.603         192,176
                                                            2005          1.608           2.010         187,979
                                                            2004          1.317           1.608          83,528
                                                            2003          1.000           1.317           8,911

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.449           1.419              --
                                                            2007          1.463           1.449         410,311
                                                            2006          1.390           1.463         443,425
                                                            2005          1.305           1.390         472,085
                                                            2004          1.169           1.305         464,512
                                                            2003          1.000           1.169         153,451

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.226           1.206           1,618
                                                            2010          1.095           1.226           1,623
                                                            2009          0.840           1.095           1,719
                                                            2008          1.314           0.840           2,118
                                                            2007          1.251           1.314           2,508
                                                            2006          1.175           1.251           2,512
                                                            2005          1.163           1.175           2,517
                                                            2004          1.123           1.163           2,522
                                                            2003          1.000           1.123              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.159           1.100              --
                                                            2007          1.131           1.159       3,422,913
                                                            2006          1.005           1.131       3,429,682
                                                            2005          1.000           1.005       3,459,838

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          2.164           1.769         819,062
                                                            2006          1.614           2.164         828,138
                                                            2005          1.484           1.614         904,787
                                                            2004          1.162           1.484         562,916
                                                            2003          1.000           1.162          83,839

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.027           0.997              --
                                                            2007          1.013           1.027         139,447
                                                            2006          0.993           1.013          84,716
                                                            2005          1.000           0.993              --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.319           1.227         662,016
                                                            2010          1.160           1.319         541,726
                                                            2009          0.938           1.160         581,418
                                                            2008          1.438           0.938         575,939
                                                            2007          1.311           1.438         660,489
                                                            2006          1.241           1.311         710,137
                                                            2005          1.170           1.241         431,425
                                                            2004          1.113           1.170          13,201
                                                            2003          1.000           1.113           1,068

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.547           1.656              --
                                                            2009          1.072           1.547         135,437
                                                            2008          2.201           1.072         191,619
                                                            2007          2.069           2.201         220,266
                                                            2006          1.737           2.069         228,663
                                                            2005          1.505           1.737         233,672
                                                            2004          1.251           1.505         137,739
                                                            2003          1.000           1.251          31,026

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.363           1.277              --
                                                            2007          1.381           1.363         771,975
                                                            2006          1.248           1.381         811,649
                                                            2005          1.207           1.248         723,428
                                                            2004          1.125           1.207         568,447
                                                            2003          1.000           1.125         124,161

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.348           1.512              --
                                                            2010          1.281           1.348         162,691
                                                            2009          1.076           1.281         176,328
                                                            2008          1.440           1.076         182,275
                                                            2007          1.305           1.440         258,331
                                                            2006          1.263           1.305         266,851
                                                            2005          1.196           1.263         250,052
                                                            2004          1.121           1.196         274,372
                                                            2003          1.000           1.121         157,925

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          2.079           1.986              --
                                                            2007          1.862           2.079         297,231
                                                            2006          1.519           1.862         310,121
                                                            2005          1.343           1.519         282,498
                                                            2004          1.182           1.343         284,429
                                                            2003          1.000           1.182          62,215

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.414           1.551              --
                                                            2005          1.277           1.414          34,622
                                                            2004          1.173           1.277          40,914
                                                            2003          1.000           1.173          31,765

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.227           1.190              --
                                                            2007          1.202           1.227         370,418
                                                            2006          1.120           1.202         369,715
                                                            2005          1.103           1.120         369,179
                                                            2004          1.061           1.103          95,571
                                                            2003          1.000           1.061          23,719

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.584           1.481              --
                                                            2007          1.572           1.584         264,553
                                                            2006          1.396           1.572         278,057
                                                            2005          1.302           1.396         328,171
                                                            2004          1.153           1.302         323,540
                                                            2003          1.000           1.153         179,991

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.884           0.889              --
                                                            2008          1.173           0.884         663,907
                                                            2007          1.146           1.173         793,755
                                                            2006          1.078           1.146       1,438,389
                                                            2005          1.057           1.078       1,073,774
                                                            2004          1.002           1.057         591,288

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.028           0.989              --
                                                            2007          1.014           1.028         782,181
                                                            2006          0.999           1.014         717,534
                                                            2005          1.003           0.999         793,523
                                                            2004          0.986           1.003         748,446
                                                            2003          1.000           0.986         329,585

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.528           1.477              --
                                                            2007          1.501           1.528         317,812
                                                            2006          1.343           1.501         306,553
                                                            2005          1.258           1.343         428,127
                                                            2004          1.156           1.258         357,861
                                                            2003          1.000           1.156          63,638

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.195           1.246              --
                                                            2005          1.228           1.195         231,877
                                                            2004          1.127           1.228         202,183
                                                            2003          1.000           1.127         137,906

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.495           1.422              --
                                                            2007          1.564           1.495         914,202
                                                            2006          1.354           1.564         936,267
                                                            2005          1.288           1.354         528,628
                                                            2004          1.160           1.288         477,347
                                                            2003          1.000           1.160         146,373

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.960           1.795         203,470
                                                            2010          1.635           1.960         247,921
                                                            2009          1.294           1.635         246,343
                                                            2008          1.997           1.294         326,420
                                                            2007          1.991           1.997         411,910
                                                            2006          1.635           1.991         420,352
                                                            2005          1.524           1.635         465,339
                                                            2004          1.242           1.524         349,099
                                                            2003          1.000           1.242         132,096

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.126           1.344              --
                                                            2005          1.053           1.126          72,702
                                                            2004          1.000           1.053          28,525

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.629           1.359         116,151
                                                            2010          1.472           1.629         137,730
                                                            2009          1.052           1.472         157,076
                                                            2008          2.065           1.052         263,464
                                                            2007          1.996           2.065         350,756
                                                            2006          1.576           1.996         335,545
                                                            2005          1.316           1.576         318,203
                                                            2004          1.178           1.316         149,851
                                                            2003          1.000           1.178          24,082

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.170           1.225         120,156
                                                            2010          1.127           1.170         172,178
                                                            2009          1.071           1.127         168,863
                                                            2008          1.048           1.071         200,936
                                                            2007          1.017           1.048         177,792
                                                            2006          1.003           1.017         166,095
                                                            2005          1.004           1.003         234,498
                                                            2004          0.994           1.004         231,867
                                                            2003          1.000           0.994          38,297

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.823           0.823              --
                                                            2008          1.287           0.823       2,677,907
                                                            2007          1.248           1.287       2,719,667
                                                            2006          1.133           1.248       2,761,331
                                                            2005          1.094           1.133       1,737,173
                                                            2004          1.016           1.094         251,633

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.275           1.258              --
                                                            2007          1.298           1.275         338,540
                                                            2006          1.206           1.298         354,517
                                                            2005          1.193           1.206         467,383
                                                            2004          1.090           1.193         460,712
                                                            2003          1.000           1.090         199,028

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.052           1.067              --
                                                            2005          1.040           1.052         257,828
                                                            2004          1.005           1.040              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.214           1.231              --
                                                            2004          1.130           1.214       2,811,601
                                                            2003          1.000           1.130         150,055

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          2.149           2.068              --
                                                            2007          1.893           2.149         511,102
                                                            2006          1.549           1.893         527,028
                                                            2005          1.390           1.549         518,709
                                                            2004          1.207           1.390         270,382
                                                            2003          1.000           1.207          46,406

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.451           1.390              --
                                                            2007          1.398           1.451         199,443
                                                            2006          1.324           1.398         237,623
                                                            2005          1.213           1.324         258,807
                                                            2004          1.117           1.213         191,606
                                                            2003          1.000           1.117          64,618

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.272           1.251              --
                                                            2005          1.215           1.272          36,480
                                                            2004          1.108           1.215          17,204
                                                            2003          1.000           1.108              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.143           1.261              --
                                                            2005          1.036           1.143              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.528           1.503              --
                                                            2007          1.387           1.528         479,859
                                                            2006          1.234           1.387         502,745
                                                            2005          1.243           1.234         514,974
                                                            2004          1.160           1.243         453,213
                                                            2003          1.000           1.160         136,169

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.248           1.279              --
                                                            2005          1.285           1.248         349,432
                                                            2004          1.120           1.285         289,324
                                                            2003          1.000           1.120          78,890

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.503           1.411              --
                                                            2007          1.425           1.503           2,301
                                                            2006          1.319           1.425           7,682
                                                            2005          1.177           1.319          19,357
                                                            2004          1.162           1.177           2,317
                                                            2003          1.000           1.162             989

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.836           0.837              --
                                                            2008          1.229           0.836         573,958
                                                            2007          1.196           1.229         854,462
                                                            2006          1.103           1.196         644,247
                                                            2005          1.075           1.103         670,314
                                                            2004          0.999           1.075         293,834

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.012           1.014              --
                                                            2007          0.990           1.012         393,191
                                                            2006          0.972           0.990         360,375
                                                            2005          0.971           0.972         307,283
                                                            2004          0.988           0.971       1,736,779
                                                            2003          1.000           0.988       1,744,540

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          1.096           1.114              --
                                                            2005          1.174           1.096         226,814
                                                            2004          1.191           1.174         163,532
                                                            2003          1.000           1.191          99,509

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.349           1.174              --
                                                            2007          1.305           1.349         248,986
                                                            2006          1.274           1.305         289,034
                                                            2005          1.221           1.274         323,601
                                                            2004          1.130           1.221         151,781
                                                            2003          1.000           1.130          25,590

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.131           1.129              --
                                                            2007          1.101           1.131         412,080
                                                            2006          1.036           1.101         434,480
                                                            2005          1.040           1.036         466,061
                                                            2004          0.983           1.040         388,986
                                                            2003          1.000           0.983         240,043

  DWS Technology Subaccount (Class B) (7/03)..              2010          1.085           1.119              --
                                                            2009          0.694           1.085         131,204
                                                            2008          1.326           0.694         174,196
                                                            2007          1.192           1.326         174,458
                                                            2006          1.214           1.192         209,019
                                                            2005          1.203           1.214         239,428
                                                            2004          1.213           1.203         253,631
                                                            2003          1.000           1.213         150,170

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.806           1.677              --
                                                            2007          1.477           1.806         293,473
                                                            2006          1.423           1.477         334,551
                                                            2005          1.309           1.423         306,904
                                                            2004          1.210           1.309         196,566
                                                            2003          1.000           1.210          88,706

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.520           1.520       1,640,574
                                                            2010          1.344           1.520       1,528,073
                                                            2009          0.938           1.344         336,233
                                                            2008          1.261           0.938         293,045

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.140           1.095         690,524
                                                            2010          1.027           1.140         584,325
                                                            2009          0.859           1.027         512,846

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.174           1.103       1,132,042
                                                            2010          1.040           1.174       1,266,478
                                                            2009          0.849           1.040       2,451,208

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.174           1.146       1,677,571
                                                            2010          1.069           1.174       1,688,257
                                                            2009          0.908           1.069         725,480

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.069           0.990         447,407
                                                            2010          0.890           1.069         576,675
                                                            2009          0.666           0.890         666,203
                                                            2008          1.060           0.666         700,535

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.962           2.361          60,944
                                                            2010          2.444           2.962          83,099
                                                            2009          1.478           2.444          80,788
                                                            2008          3.391           1.478         152,237
                                                            2007          2.704           3.391         183,443

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.771           1.545         540,687
                                                            2010          1.627           1.771         574,162
                                                            2009          1.265           1.627         564,512
                                                            2008          2.180           1.265         655,778

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.384           1.400       1,675,210
                                                            2010          1.264           1.384       1,803,608
                                                            2009          0.975           1.264       1,734,673
                                                            2008          1.131           0.975         383,859

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.339           1.178          93,346
                                                            2010          1.142           1.339         111,362

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.898           0.842         696,907
                                                            2010          0.785           0.898         754,357
                                                            2009          0.679           0.785         837,753
                                                            2008          1.027           0.679         892,095

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.546           1.486          10,287
                                                            2010          1.239           1.546          31,512
                                                            2009          0.872           1.239          23,249
                                                            2008          1.414           0.872           2,368

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.623           1.467         151,247
                                                            2010          1.306           1.623         166,047
                                                            2009          0.908           1.306         186,841
                                                            2008          1.671           0.908         283,126

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.053           1.094         842,398
                                                            2010          0.997           1.053         923,427
                                                            2009          0.935           0.997         888,721
                                                            2008          0.992           0.935         798,731

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.133           1.147         358,017
                                                            2010          1.060           1.133         455,176
                                                            2009          0.927           1.060         445,369
                                                            2008          1.189           0.927         433,559

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          1.110           1.107         451,116
                                                            2010          1.043           1.110         534,762
                                                            2009          0.961           1.043         598,084
                                                            2008          1.417           0.961         693,545

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.736           1.696       1,210,301
                                                            2010          1.776           1.736       1,100,826
                                                            2009          1.813           1.776       1,153,377
                                                            2008          1.814           1.813         836,802

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.267           1.185         520,806
                                                            2010          1.161           1.267         564,480
                                                            2009          0.902           1.161         539,826
                                                            2008          1.471           0.902         574,824

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.268           1.160         152,558
                                                            2010          1.135           1.268         165,046
                                                            2009          0.956           1.135         180,035
                                                            2008          1.480           0.956         224,254

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.978           0.972       1,222,586
                                                            2010          0.874           0.978       1,315,224
                                                            2009          0.711           0.874       1,424,412
                                                            2008          1.099           0.711       1,179,703

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.021           1.020         370,833
                                                            2010          0.952           1.021         417,631
                                                            2009          0.823           0.952         377,004
                                                            2008          1.085           0.823         237,057
                                                            2007          1.066           1.085         467,325
                                                            2006          1.003           1.066         350,023

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.336           1.316         174,013
                                                            2010          1.229           1.336         208,657
                                                            2009          1.042           1.229         220,146
                                                            2008          1.502           1.042         325,879

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.447           1.296         118,067
                                                            2010          1.345           1.447         159,806

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.026           0.989         262,441
                                                            2010          0.899           1.026         307,400
                                                            2009          0.643           0.899         361,706
                                                            2008          1.059           0.643         356,675

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.372           1.360         688,470
                                                            2010          1.043           1.372         788,168
                                                            2009          0.770           1.043         607,650
                                                            2008          1.176           0.770         629,902

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.525           1.735          13,437
                                                            2010          1.469           1.525          17,663
                                                            2009          1.308           1.469          19,000
                                                            2008          1.980           1.308          24,781
                                                            2007          1.681           1.980          20,852
                                                            2006          1.371           1.681           8,394
                                                            2005          1.202           1.371           4,442
                                                            2004          1.000           1.202              --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.074           1.077              --
                                                            2005          1.017           1.074              --
                                                            2004          1.000           1.017              --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.573           1.527              --
                                                            2010          1.417           1.573              --
                                                            2009          0.963           1.417          24,181
                                                            2008          1.801           0.963          17,401
                                                            2007          1.384           1.801          50,909
                                                            2006          1.191           1.384              --
                                                            2005          1.068           1.191              --
                                                            2004          1.000           1.068              --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.693           0.884              --
                                                            2008          1.332           0.693           3,523
                                                            2007          1.420           1.332           3,752
                                                            2006          1.284           1.420           3,899
                                                            2005          1.132           1.284           3,903
                                                            2004          1.000           1.132              --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          0.978           0.810              --
                                                            2010          0.892           0.978              --
                                                            2009          0.890           0.892           3,401

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          1.883           1.967              --
                                                            2006          1.454           1.883           8,081
                                                            2005          1.164           1.454           7,745
                                                            2004          1.000           1.164              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.237           1.211              --
                                                            2007          1.249           1.237           1,063
                                                            2006          1.188           1.249           4,977
                                                            2005          1.116           1.188           4,701
                                                            2004          1.000           1.116              --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.098           1.079              --
                                                            2010          0.981           1.098              --
                                                            2009          0.753           0.981              --
                                                            2008          1.178           0.753              --
                                                            2007          1.122           1.178              --
                                                            2006          1.054           1.122           4,400
                                                            2005          1.044           1.054           4,041
                                                            2004          1.000           1.044              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.158           1.099              --
                                                            2007          1.131           1.158              --
                                                            2006          1.005           1.131              --
                                                            2005          1.000           1.005              --

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          1.765           1.442          39,552
                                                            2006          1.318           1.765          42,006
                                                            2005          1.212           1.318          43,957
                                                            2004          1.000           1.212              --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.025           0.995              --
                                                            2007          1.012           1.025           3,938
                                                            2006          0.993           1.012           3,633
                                                            2005          1.000           0.993           3,921

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.186           1.104          28,592
                                                            2010          1.044           1.186              --
                                                            2009          0.845           1.044              --
                                                            2008          1.295           0.845           6,709
                                                            2007          1.182           1.295          27,065
                                                            2006          1.119           1.182              --
                                                            2005          1.056           1.119              --
                                                            2004          1.000           1.056              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.226           1.312              --
                                                            2009          0.850           1.226          15,885
                                                            2008          1.746           0.850           2,230
                                                            2007          1.642           1.746           3,793
                                                            2006          1.379           1.642           6,828
                                                            2005          1.196           1.379           5,753
                                                            2004          1.000           1.196              --

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.219           1.142              --
                                                            2007          1.236           1.219          75,420
                                                            2006          1.117           1.236         201,221
                                                            2005          1.081           1.117              --
                                                            2004          1.000           1.081              --

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.168           1.310              --
                                                            2010          1.111           1.168          28,462
                                                            2009          0.934           1.111          27,955
                                                            2008          1.249           0.934          17,765
                                                            2007          1.133           1.249          13,272
                                                            2006          1.097           1.133           6,513
                                                            2005          1.039           1.097           6,297
                                                            2004          1.000           1.039              --

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          1.759           1.680              --
                                                            2007          1.576           1.759         200,507
                                                            2006          1.286           1.576         206,004
                                                            2005          1.138           1.286          45,580
                                                            2004          1.000           1.138              --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.220           1.338              --
                                                            2005          1.103           1.220              --
                                                            2004          1.000           1.103              --

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.147           1.113              --
                                                            2007          1.125           1.147              --
                                                            2006          1.049           1.125              --
                                                            2005          1.033           1.049              --
                                                            2004          1.000           1.033              --

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.350           1.262              --
                                                            2007          1.340           1.350           3,550
                                                            2006          1.191           1.340           6,662
                                                            2005          1.112           1.191           3,637
                                                            2004          1.000           1.112              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.882           0.887              --
                                                            2008          1.171           0.882          10,560
                                                            2007          1.145           1.171          11,534
                                                            2006          1.077           1.145           6,674
                                                            2005          1.057           1.077           2,927
                                                            2004          1.002           1.057              --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.018           0.980              --
                                                            2007          1.005           1.018           6,964
                                                            2006          0.990           1.005              --
                                                            2005          0.996           0.990              --
                                                            2004          1.000           0.996              --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.295           1.252              --
                                                            2007          1.274           1.295         254,973
                                                            2006          1.140           1.274         208,952
                                                            2005          1.069           1.140         200,664
                                                            2004          1.000           1.069              --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.031           1.075              --
                                                            2005          1.061           1.031              --
                                                            2004          1.000           1.061              --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.292           1.229              --
                                                            2007          1.353           1.292         182,924
                                                            2006          1.171           1.353         229,714
                                                            2005          1.115           1.171         223,055
                                                            2004          1.000           1.115              --

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.498           1.371          53,987
                                                            2010          1.250           1.498          61,223
                                                            2009          0.990           1.250          68,856
                                                            2008          1.528           0.990          90,851
                                                            2007          1.524           1.528         138,293
                                                            2006          1.252           1.524         146,812
                                                            2005          1.168           1.252         149,448
                                                            2004          1.000           1.168              --

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.125           1.343              --
                                                            2005          1.053           1.125         196,474
                                                            2004          1.000           1.053              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.388           1.157              --
                                                            2010          1.255           1.388              --
                                                            2009          0.897           1.255              --
                                                            2008          1.761           0.897              --
                                                            2007          1.704           1.761           2,049
                                                            2006          1.345           1.704           4,756
                                                            2005          1.124           1.345           3,313
                                                            2004          1.000           1.124              --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.163           1.218              --
                                                            2010          1.121           1.163              --
                                                            2009          1.066           1.121              --
                                                            2008          1.044           1.066              --
                                                            2007          1.013           1.044              --
                                                            2006          1.000           1.013              --
                                                            2005          1.001           1.000              --
                                                            2004          1.000           1.001              --

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.821           0.821              --
                                                            2008          1.285           0.821         144,032
                                                            2007          1.246           1.285         144,056
                                                            2006          1.132           1.246         150,555
                                                            2005          1.093           1.132         149,400
                                                            2004          1.016           1.093              --

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.157           1.141              --
                                                            2007          1.178           1.157          29,307
                                                            2006          1.096           1.178          27,113
                                                            2005          1.085           1.096          26,433
                                                            2004          1.000           1.085              --

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.052           1.066              --
                                                            2005          1.040           1.052           3,674
                                                            2004          1.005           1.040              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.086           1.100              --
                                                            2004          1.000           1.086              --

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          1.777           1.709              --
                                                            2007          1.566           1.777           5,609
                                                            2006          1.282           1.566           2,939
                                                            2005          1.151           1.282           4,022
                                                            2004          1.000           1.151              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.315           1.260              --
                                                            2007          1.268           1.315         143,708
                                                            2006          1.202           1.268         142,809
                                                            2005          1.102           1.202         136,116
                                                            2004          1.000           1.102              --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.159           1.139              --
                                                            2005          1.108           1.159              --
                                                            2004          1.000           1.108              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.143           1.259              --
                                                            2005          1.036           1.143         183,560

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.326           1.304              --
                                                            2007          1.204           1.326              --
                                                            2006          1.072           1.204              --
                                                            2005          1.081           1.072              --
                                                            2004          1.000           1.081              --

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.108           1.135              --
                                                            2005          1.141           1.108           3,816
                                                            2004          1.000           1.141              --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.332           1.250              --
                                                            2007          1.263           1.332           7,392
                                                            2006          1.170           1.263           4,240
                                                            2005          1.045           1.170           2,544
                                                            2004          1.000           1.045              --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.834           0.835              --
                                                            2008          1.226           0.834          24,684
                                                            2007          1.195           1.226              --
                                                            2006          1.103           1.195              --
                                                            2005          1.075           1.103              --
                                                            2004          0.999           1.075              --

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.026           1.028              --
                                                            2007          1.004           1.026              --
                                                            2006          0.986           1.004              --
                                                            2005          0.986           0.986              --
                                                            2004          1.000           0.986              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          0.947           0.962              --
                                                            2005          1.015           0.947              --
                                                            2004          1.000           1.015              --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.176           1.023              --
                                                            2007          1.138           1.176          59,803
                                                            2006          1.111           1.138          56,768
                                                            2005          1.066           1.111          51,099
                                                            2004          1.000           1.066              --

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.147           1.146              --
                                                            2007          1.118           1.147          80,722
                                                            2006          1.053           1.118          47,024
                                                            2005          1.057           1.053          45,748
                                                            2004          1.000           1.057              --

  DWS Technology Subaccount (Class B) (7/03)..              2010          0.940           0.970              --
                                                            2009          0.602           0.940          57,047
                                                            2008          1.151           0.602              --
                                                            2007          1.035           1.151          30,237
                                                            2006          1.055           1.035              --
                                                            2005          1.046           1.055              --
                                                            2004          1.000           1.046              --

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.513           1.405              --
                                                            2007          1.238           1.513          53,983
                                                            2006          1.194           1.238          13,257
                                                            2005          1.098           1.194          12,328
                                                            2004          1.000           1.098              --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.377           1.377         439,433
                                                            2010          1.218           1.377         466,033
                                                            2009          0.850           1.218          43,236
                                                            2008          1.144           0.850          26,532

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.137           1.091              --
                                                            2010          1.025           1.137              --
                                                            2009          0.857           1.025          25,348

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.170           1.099          21,533
                                                            2010          1.037           1.170          23,476
                                                            2009          0.847           1.037          23,516

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.170           1.142          13,882
                                                            2010          1.066           1.170          14,784
                                                            2009          0.906           1.066          17,050

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.066           0.987          22,778
                                                            2010          0.888           1.066           1,211
                                                            2009          0.665           0.888           1,320
                                                            2008          1.058           0.665           1,150

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.138           1.704          21,867
                                                            2010          1.765           2.138          44,707
                                                            2009          1.068           1.765          40,883
                                                            2008          2.451           1.068          15,552
                                                            2007          1.955           2.451           8,896

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.389           1.211          85,215
                                                            2010          1.276           1.389         110,147
                                                            2009          0.993           1.276         123,124
                                                            2008          1.712           0.993         144,732

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.403           1.418       2,707,456
                                                            2010          1.282           1.403       2,766,113
                                                            2009          0.989           1.282       1,986,678
                                                            2008          1.148           0.989          67,641

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.160           1.020              --
                                                            2010          0.990           1.160              --

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.896           0.840              --
                                                            2010          0.784           0.896              --
                                                            2009          0.678           0.784              --
                                                            2008          1.026           0.678          16,728

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.368           1.315          26,109
                                                            2010          1.097           1.368          70,004
                                                            2009          0.772           1.097          74,411
                                                            2008          1.253           0.772           5,858

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.358           1.227              --
                                                            2010          1.093           1.358           7,915
                                                            2009          0.760           1.093          20,073
                                                            2008          1.400           0.760          22,751

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.042           1.082          28,103
                                                            2010          0.987           1.042          30,577
                                                            2009          0.926           0.987           4,031
                                                            2008          0.983           0.926           4,887

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.058           1.071              --
                                                            2010          0.991           1.058              --
                                                            2009          0.867           0.991              --
                                                            2008          1.112           0.867              --

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          0.958           0.955         166,597
                                                            2010          0.901           0.958         205,250
                                                            2009          0.830           0.901         229,191
                                                            2008          1.225           0.830         186,340

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.413           1.380         311,016
                                                            2010          1.447           1.413         258,561
                                                            2009          1.477           1.447          83,371
                                                            2008          1.479           1.477         308,344

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.073           1.003         197,903
                                                            2010          0.983           1.073         154,077
                                                            2009          0.765           0.983         224,164
                                                            2008          1.247           0.765         184,278

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.079           0.986              --
                                                            2010          0.966           1.079              --
                                                            2009          0.814           0.966              --
                                                            2008          1.261           0.814              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.976           0.969          12,447
                                                            2010          0.873           0.976          12,456
                                                            2009          0.709           0.873          13,259
                                                            2008          1.098           0.709          13,270

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.019           1.017         931,473
                                                            2010          0.950           1.019       1,256,163
                                                            2009          0.822           0.950       1,626,999
                                                            2008          1.084           0.822         737,743
                                                            2007          1.066           1.084         451,073
                                                            2006          1.003           1.066              --

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.158           1.140              --
                                                            2010          1.065           1.158              --
                                                            2009          0.904           1.065              --
                                                            2008          1.303           0.904              --

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.159           1.037          20,750
                                                            2010          1.077           1.159          25,310

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.023           0.986         143,122
                                                            2010          0.897           1.023         140,258
                                                            2009          0.642           0.897         262,608
                                                            2008          1.058           0.642         166,329

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.055           1.045              --
                                                            2010          0.802           1.055              --
                                                            2009          0.592           0.802          64,741
                                                            2008          0.906           0.592          19,779

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.539           1.749           595
                                                             2010          1.483           1.539         4,525
                                                             2009          1.321           1.483         4,568
                                                             2008          2.001           1.321         4,322
                                                             2007          1.699           2.001         4,421
                                                             2006          1.387           1.699         4,768
                                                             2005          1.216           1.387         5,036
                                                             2004          1.000           1.216            --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.098           1.102            --
                                                             2005          1.040           1.098            --
                                                             2004          1.000           1.040            --

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.543           1.497            --
                                                             2010          1.391           1.543            --
                                                             2009          0.946           1.391            --
                                                             2008          1.770           0.946            --
                                                             2007          1.361           1.770            --
                                                             2006          1.172           1.361            --
                                                             2005          1.051           1.172            --
                                                             2004          1.000           1.051            --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.685           0.874            --
                                                             2008          1.318           0.685            --
                                                             2007          1.406           1.318            --
                                                             2006          1.272           1.406            --
                                                             2005          1.122           1.272            --
                                                             2004          1.000           1.122            --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          0.966           0.800            --
                                                             2010          0.882           0.966            --
                                                             2009          0.880           0.882            --

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          2.079           2.172            --
                                                             2006          1.607           2.079        78,273
                                                             2005          1.286           1.607        78,547
                                                             2004          1.000           1.286            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.248           1.221            --
                                                             2007          1.261           1.248        19,867
                                                             2006          1.199           1.261        19,082
                                                             2005          1.127           1.199        26,900
                                                             2004          1.000           1.127            --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.077           1.059            --
                                                             2010          0.963           1.077            --
                                                             2009          0.739           0.963            --
                                                             2008          1.158           0.739            --
                                                             2007          1.103           1.158            --
                                                             2006          1.037           1.103            --
                                                             2005          1.028           1.037            --
                                                             2004          1.000           1.028            --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.157           1.097            --
                                                             2007          1.130           1.157         5,209
                                                             2006          1.005           1.130         6,417
                                                             2005          1.000           1.005            --

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          1.863           1.522       148,627
                                                             2006          1.392           1.863       148,627
                                                             2005          1.281           1.392       148,627
                                                             2004          1.000           1.281            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.024           0.994            --
                                                             2007          1.011           1.024        12,409
                                                             2006          0.993           1.011        12,416
                                                             2005          1.000           0.993        12,422

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.163           1.082       104,132
                                                             2010          1.024           1.163        31,933
                                                             2009          0.830           1.024        32,076
                                                             2008          1.272           0.830        31,688
                                                             2007          1.162           1.272        32,474
                                                             2006          1.100           1.162        32,460
                                                             2005          1.038           1.100        20,875
                                                             2004          1.000           1.038            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          1.208           1.292            --
                                                             2009          0.838           1.208        31,300
                                                             2008          1.722           0.838       113,958
                                                             2007          1.619           1.722       117,975
                                                             2006          1.361           1.619       118,433
                                                             2005          1.181           1.361       120,875
                                                             2004          1.000           1.181            --

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.199           1.123            --
                                                             2007          1.216           1.199        22,105
                                                             2006          1.100           1.216        21,617
                                                             2005          1.065           1.100         8,940
                                                             2004          1.000           1.065            --

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.171           1.313            --
                                                             2010          1.114           1.171        80,710
                                                             2009          0.937           1.114        80,614
                                                             2008          1.254           0.937        96,214
                                                             2007          1.138           1.254       107,027
                                                             2006          1.102           1.138       108,804
                                                             2005          1.045           1.102       119,081
                                                             2004          1.000           1.045            --

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          1.780           1.700            --
                                                             2007          1.596           1.780       131,203
                                                             2006          1.303           1.596       131,824
                                                             2005          1.154           1.303        33,193
                                                             2004          1.000           1.154            --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.204           1.320            --
                                                             2005          1.089           1.204         5,785
                                                             2004          1.000           1.089            --

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.154           1.119            --
                                                             2007          1.132           1.154        23,740
                                                             2006          1.056           1.132        23,740
                                                             2005          1.041           1.056        23,740
                                                             2004          1.000           1.041            --

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.326           1.238            --
                                                             2007          1.316           1.326        39,217
                                                             2006          1.171           1.316        38,356
                                                             2005          1.093           1.171        38,574
                                                             2004          1.000           1.093            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.880           0.885            --
                                                             2008          1.169           0.880        58,601
                                                             2007          1.144           1.169        58,637
                                                             2006          1.077           1.144        58,670
                                                             2005          1.056           1.077        58,704
                                                             2004          1.002           1.056            --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.064           1.023            --
                                                             2007          1.051           1.064        13,709
                                                             2006          1.036           1.051        12,551
                                                             2005          1.041           1.036        11,831
                                                             2004          1.000           1.041            --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.295           1.252            --
                                                             2007          1.274           1.295         7,960
                                                             2006          1.141           1.274         7,793
                                                             2005          1.070           1.141         7,644
                                                             2004          1.000           1.070            --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          1.060           1.104            --
                                                             2005          1.091           1.060         4,927
                                                             2004          1.000           1.091            --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.298           1.234            --
                                                             2007          1.359           1.298        95,166
                                                             2006          1.178           1.359        94,220
                                                             2005          1.122           1.178        95,799
                                                             2004          1.000           1.122            --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          1.518           1.388        93,486
                                                             2010          1.267           1.518        98,744
                                                             2009          1.004           1.267        98,952
                                                             2008          1.551           1.004       110,117
                                                             2007          1.547           1.551       110,055
                                                             2006          1.272           1.547       109,927
                                                             2005          1.187           1.272       110,384
                                                             2004          1.000           1.187            --

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.124           1.341            --
                                                             2005          1.053           1.124       121,473
                                                             2004          1.000           1.053            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.425           1.187            --
                                                             2010          1.289           1.425            --
                                                             2009          0.922           1.289            --
                                                             2008          1.811           0.922            --
                                                             2007          1.753           1.811         9,276
                                                             2006          1.385           1.753         9,276
                                                             2005          1.158           1.385        15,672
                                                             2004          1.000           1.158            --

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.197           1.253         3,348
                                                             2010          1.154           1.197         3,391
                                                             2009          1.098           1.154         3,320
                                                             2008          1.076           1.098         3,066
                                                             2007          1.045           1.076         3,426
                                                             2006          1.031           1.045         3,458
                                                             2005          1.033           1.031         3,427
                                                             2004          1.000           1.033            --

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.820           0.819            --
                                                             2008          1.283           0.820        95,896
                                                             2007          1.245           1.283        95,968
                                                             2006          1.132           1.245        96,032
                                                             2005          1.093           1.132        96,100
                                                             2004          1.016           1.093            --

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.173           1.157            --
                                                             2007          1.195           1.173        44,950
                                                             2006          1.112           1.195        44,950
                                                             2005          1.101           1.112        44,950
                                                             2004          1.000           1.101            --

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.051           1.065            --
                                                             2005          1.040           1.051            --
                                                             2004          1.005           1.040            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.069           1.083            --
                                                             2004          1.000           1.069            --

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          1.797           1.728            --
                                                             2007          1.584           1.797       230,663
                                                             2006          1.297           1.584       236,529
                                                             2005          1.166           1.297       245,955
                                                             2004          1.000           1.166            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.307           1.252            --
                                                             2007          1.261           1.307            --
                                                             2006          1.196           1.261            --
                                                             2005          1.096           1.196            --
                                                             2004          1.000           1.096            --

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.137           1.117            --
                                                             2005          1.087           1.137            --
                                                             2004          1.000           1.087            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.142           1.258            --
                                                             2005          1.036           1.142        16,445

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.311           1.289            --
                                                             2007          1.191           1.311         9,747
                                                             2006          1.061           1.191         9,896
                                                             2005          1.070           1.061        10,630
                                                             2004          1.000           1.070            --

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          1.099           1.126            --
                                                             2005          1.133           1.099            --
                                                             2004          1.000           1.133            --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.355           1.272            --
                                                             2007          1.286           1.355            --
                                                             2006          1.192           1.286            --
                                                             2005          1.064           1.192            --
                                                             2004          1.000           1.064            --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.832           0.834            --
                                                             2008          1.224           0.832        95,791
                                                             2007          1.194           1.224        96,823
                                                             2006          1.102           1.194        97,257
                                                             2005          1.074           1.102        99,217
                                                             2004          0.999           1.074            --

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.030           1.032            --
                                                             2007          1.008           1.030        11,738
                                                             2006          0.991           1.008            --
                                                             2005          0.991           0.991            --
                                                             2004          1.000           0.991            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          0.965           0.980            --
                                                             2005          1.035           0.965         5,906
                                                             2004          1.000           1.035            --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.188           1.034            --
                                                             2007          1.150           1.188        13,107
                                                             2006          1.124           1.150        13,167
                                                             2005          1.079           1.124        12,746
                                                             2004          1.000           1.079            --

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.192           1.190            --
                                                             2007          1.162           1.192        55,803
                                                             2006          1.094           1.162        60,892
                                                             2005          1.100           1.094        23,716
                                                             2004          1.000           1.100            --

  DWS Technology Subaccount (Class B) (7/03)...              2010          0.930           0.960            --
                                                             2009          0.596           0.930        21,562
                                                             2008          1.139           0.596        21,987
                                                             2007          1.025           1.139        22,402
                                                             2006          1.045           1.025        22,570
                                                             2005          1.037           1.045        30,370
                                                             2004          1.000           1.037            --

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.521           1.413            --
                                                             2007          1.245           1.521       109,870
                                                             2006          1.201           1.245       110,944
                                                             2005          1.106           1.201       110,806
                                                             2004          1.000           1.106            --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.394           1.393       663,705
                                                             2010          1.234           1.394       615,186
                                                             2009          0.862           1.234        20,339
                                                             2008          1.160           0.862        44,950

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.133           1.087        85,597
                                                             2010          1.022           1.133        88,632
                                                             2009          0.855           1.022        91,938

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.166           1.095        86,596
                                                             2010          1.034           1.166        89,663
                                                             2009          0.845           1.034        93,005

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.167           1.138        49,327
                                                             2010          1.063           1.167        52,388
                                                             2009          0.904           1.063        55,722

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.063           0.983       179,180
                                                             2010          0.886           1.063       188,939
                                                             2009          0.664           0.886       189,232
                                                             2008          1.057           0.664       181,467

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          2.356           1.876           644
                                                             2010          1.946           2.356         3,834
                                                             2009          1.178           1.946         4,152
                                                             2008          2.705           1.178        78,317
                                                             2007          2.158           2.705        77,061

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *...........................              2011          1.396           1.217       207,976
                                                             2010          1.283           1.396       214,340
                                                             2009          0.999           1.283       214,349
                                                             2008          1.723           0.999       358,020

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.455           1.470       650,282
                                                             2010          1.330           1.455       339,841
                                                             2009          1.026           1.330       343,294
                                                             2008          1.192           1.026        90,408

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.147           1.008        21,528
                                                             2010          0.979           1.147        21,544

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *...........................              2011          0.894           0.838       327,353
                                                             2010          0.782           0.894       354,038
                                                             2009          0.677           0.782       394,536
                                                             2008          1.025           0.677       427,297

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.390           1.335            --
                                                             2010          1.115           1.390            --
                                                             2009          0.785           1.115            --
                                                             2008          1.275           0.785            --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.363           1.231        99,756
                                                             2010          1.098           1.363       109,795
                                                             2009          0.764           1.098       110,190
                                                             2008          1.407           0.764       111,223

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.087           1.128       259,583
                                                             2010          1.030           1.087       266,275
                                                             2009          0.966           1.030       266,309
                                                             2008          1.027           0.966        22,443

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.062           1.075        10,798
                                                             2010          0.996           1.062        10,798
                                                             2009          0.872           0.996        10,798
                                                             2008          1.118           0.872        23,740

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          0.961           0.958        33,161
                                                             2010          0.904           0.961        54,493
                                                             2009          0.834           0.904        52,864
                                                             2008          1.230           0.834        85,871

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.489           1.454        47,336
                                                             2010          1.525           1.489         8,044
                                                             2009          1.558           1.525       103,470
                                                             2008          1.561           1.558       148,627

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          1.071           1.001         1,301
                                                             2010          0.982           1.071         8,612
                                                             2009          0.764           0.982         8,341
                                                             2008          1.247           0.764         8,150

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          1.058           0.967        13,061
                                                             2010          0.948           1.058        29,557
                                                             2009          0.799           0.948        28,431
                                                             2008          1.238           0.799        40,075

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          0.973           0.966        14,052
                                                             2010          0.871           0.973        14,062
                                                             2009          0.708           0.871        26,019
                                                             2008          1.096           0.708            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.016           1.014       250,681
                                                             2010          0.948           1.016       199,582
                                                             2009          0.821           0.948       185,689
                                                             2008          1.083           0.821       112,301
                                                             2007          1.066           1.083        19,627
                                                             2006          1.003           1.066            --

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.143           1.125         9,099
                                                             2010          1.052           1.143         9,105
                                                             2009          0.893           1.052         9,111
                                                             2008          1.288           0.893         9,501

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.227           1.097        22,934
                                                             2010          1.141           1.227        35,483

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.021           0.983        10,769
                                                             2010          0.896           1.021        10,841
                                                             2009          0.641           0.896        11,377
                                                             2008          1.057           0.641        20,525

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.205           1.193        87,783
                                                             2010          0.916           1.205       111,681
                                                             2009          0.677           0.916        88,307
                                                             2008          1.036           0.677       101,167

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.515           1.721          45,949
                                                            2010          1.460           1.515          47,358
                                                            2009          1.302           1.460          48,463
                                                            2008          1.973           1.302          50,729
                                                            2007          1.676           1.973          53,071
                                                            2006          1.369           1.676          53,626
                                                            2005          1.201           1.369          35,355
                                                            2004          1.000           1.201          20,810

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.072           1.075              --
                                                            2005          1.016           1.072         155,084
                                                            2004          1.000           1.016          75,549

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.562           1.515          56,703
                                                            2010          1.409           1.562          53,911
                                                            2009          0.958           1.409          64,099
                                                            2008          1.794           0.958          71,777
                                                            2007          1.380           1.794          59,854
                                                            2006          1.189           1.380          70,162
                                                            2005          1.067           1.189          73,707
                                                            2004          1.000           1.067          29,900

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.689           0.879              --
                                                            2008          1.327           0.689          16,188
                                                            2007          1.416           1.327          16,228
                                                            2006          1.282           1.416          14,784
                                                            2005          1.131           1.282          29,751
                                                            2004          1.000           1.131          31,691

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          0.971           0.804              --
                                                            2010          0.887           0.971          40,642
                                                            2009          0.885           0.887          40,412

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          1.877           1.961              --
                                                            2006          1.452           1.877         183,744
                                                            2005          1.163           1.452         200,315
                                                            2004          1.000           1.163         111,941

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.232           1.206              --
                                                            2007          1.246           1.232         441,331
                                                            2006          1.186           1.246         438,573
                                                            2005          1.115           1.186         450,476
                                                            2004          1.000           1.115         239,222

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.090           1.071              --
                                                            2010          0.975           1.090              --
                                                            2009          0.749           0.975              --
                                                            2008          1.173           0.749              --
                                                            2007          1.119           1.173              --
                                                            2006          1.052           1.119          10,781
                                                            2005          1.043           1.052          11,530
                                                            2004          1.000           1.043              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.155           1.096              --
                                                            2007          1.129           1.155          75,420
                                                            2006          1.004           1.129          65,705
                                                            2005          1.000           1.004          66,241

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          1.760           1.437         209,223
                                                            2006          1.315           1.760         200,025
                                                            2005          1.211           1.315         229,398
                                                            2004          1.000           1.211         129,519

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.023           0.992              --
                                                            2007          1.010           1.023          10,584
                                                            2006          0.992           1.010          10,591
                                                            2005          1.000           0.992          10,598

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.178           1.095         321,823
                                                            2010          1.038           1.178         244,149
                                                            2009          0.841           1.038         278,498
                                                            2008          1.291           0.841         305,509
                                                            2007          1.179           1.291         365,608
                                                            2006          1.117           1.179         403,359
                                                            2005          1.055           1.117         218,893
                                                            2004          1.000           1.055          24,509

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.219           1.304              --
                                                            2009          0.846           1.219         152,341
                                                            2008          1.740           0.846         150,388
                                                            2007          1.637           1.740         145,237
                                                            2006          1.376           1.637         168,142
                                                            2005          1.195           1.376         178,788
                                                            2004          1.000           1.195         102,253

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.214           1.137              --
                                                            2007          1.232           1.214         274,094
                                                            2006          1.115           1.232         275,508
                                                            2005          1.080           1.115         297,332
                                                            2004          1.000           1.080         139,527

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.160           1.301              --
                                                            2010          1.104           1.160         116,027
                                                            2009          0.929           1.104         115,332
                                                            2008          1.245           0.929         146,574
                                                            2007          1.130           1.245         187,569
                                                            2006          1.095           1.130         196,847
                                                            2005          1.038           1.095         179,229
                                                            2004          1.000           1.038         103,322

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          1.752           1.673              --
                                                            2007          1.572           1.752          93,592
                                                            2006          1.284           1.572          72,746
                                                            2005          1.137           1.284          48,457
                                                            2004          1.000           1.137          34,231

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.218           1.334              --
                                                            2005          1.102           1.218          21,525
                                                            2004          1.000           1.102           5,782

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.143           1.109              --
                                                            2007          1.122           1.143         553,267
                                                            2006          1.047           1.122         576,812
                                                            2005          1.032           1.047         604,364
                                                            2004          1.000           1.032         417,937

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.345           1.256              --
                                                            2007          1.336           1.345         500,185
                                                            2006          1.189           1.336         497,458
                                                            2005          1.111           1.189         517,994
                                                            2004          1.000           1.111         380,613

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.878           0.883              --
                                                            2008          1.167           0.878         226,791
                                                            2007          1.142           1.167         338,103
                                                            2006          1.076           1.142         342,456
                                                            2005          1.056           1.076         319,782
                                                            2004          1.002           1.056         135,542

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.015           0.976              --
                                                            2007          1.002           1.015         247,750
                                                            2006          0.989           1.002         252,325
                                                            2005          0.995           0.989         257,913
                                                            2004          1.000           0.995         200,130

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.290           1.247              --
                                                            2007          1.270           1.290         306,678
                                                            2006          1.138           1.270         312,904
                                                            2005          1.068           1.138         329,833
                                                            2004          1.000           1.068         148,614

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.030           1.072              --
                                                            2005          1.060           1.030         233,582
                                                            2004          1.000           1.060         114,580

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.287           1.224              --
                                                            2007          1.349           1.287         905,184
                                                            2006          1.169           1.349         923,721
                                                            2005          1.114           1.169         668,044
                                                            2004          1.000           1.114         431,353

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.488           1.360         220,659
                                                            2010          1.243           1.488         253,250
                                                            2009          0.985           1.243         327,477
                                                            2008          1.523           0.985         353,053
                                                            2007          1.520           1.523         478,881
                                                            2006          1.250           1.520         510,024
                                                            2005          1.167           1.250         572,037
                                                            2004          1.000           1.167         347,101

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.124           1.340              --
                                                            2005          1.053           1.124          28,661
                                                            2004          1.000           1.053              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.378           1.148         138,830
                                                            2010          1.247           1.378         142,768
                                                            2009          0.892           1.247         188,562
                                                            2008          1.755           0.892         221,353
                                                            2007          1.699           1.755         237,812
                                                            2006          1.343           1.699         234,852
                                                            2005          1.123           1.343         250,339
                                                            2004          1.000           1.123         124,306

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.155           1.208          82,228
                                                            2010          1.115           1.155         148,779
                                                            2009          1.061           1.115         201,343
                                                            2008          1.040           1.061         272,847
                                                            2007          1.010           1.040         273,232
                                                            2006          0.998           1.010         256,885
                                                            2005          1.000           0.998         247,721
                                                            2004          1.000           1.000         117,594

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.818           0.817              --
                                                            2008          1.281           0.818         998,219
                                                            2007          1.243           1.281       1,001,191
                                                            2006          1.131           1.243       1,021,489
                                                            2005          1.093           1.131         951,926
                                                            2004          1.016           1.093         158,450

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.153           1.137              --
                                                            2007          1.175           1.153         430,448
                                                            2006          1.094           1.175         429,092
                                                            2005          1.084           1.094         444,818
                                                            2004          1.000           1.084         273,978

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.050           1.064              --
                                                            2005          1.039           1.050          20,472
                                                            2004          1.005           1.039          13,051

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.085           1.099              --
                                                            2004          1.000           1.085          44,669

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          1.770           1.702              --
                                                            2007          1.561           1.770         162,922
                                                            2006          1.279           1.561         188,021
                                                            2005          1.150           1.279         214,165
                                                            2004          1.000           1.150          78,243

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.310           1.255              --
                                                            2007          1.264           1.310         102,936
                                                            2006          1.200           1.264         124,652
                                                            2005          1.101           1.200         125,713
                                                            2004          1.000           1.101          75,051

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.157           1.136              --
                                                            2005          1.107           1.157           1,445
                                                            2004          1.000           1.107           1,448

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.141           1.257              --
                                                            2005          1.036           1.141              --

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.321           1.299              --
                                                            2007          1.201           1.321         225,597
                                                            2006          1.070           1.201         232,209
                                                            2005          1.080           1.070         247,199
                                                            2004          1.000           1.080         155,386

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.106           1.133              --
                                                            2005          1.140           1.106         167,357
                                                            2004          1.000           1.140         152,122

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.327           1.245              --
                                                            2007          1.260           1.327          33,974
                                                            2006          1.168           1.260          35,233
                                                            2005          1.044           1.168          35,342
                                                            2004          1.000           1.044          15,118

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.831           0.832              --
                                                            2008          1.222           0.831         184,410
                                                            2007          1.192           1.222         196,421
                                                            2006          1.101           1.192         237,374
                                                            2005          1.074           1.101         238,585
                                                            2004          0.999           1.074          56,813

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.022           1.024              --
                                                            2007          1.001           1.022         128,495
                                                            2006          0.985           1.001          66,349
                                                            2005          0.985           0.985          24,224
                                                            2004          1.000           0.985           3,807

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          0.946           0.959              --
                                                            2005          1.015           0.946         194,676
                                                            2004          1.000           1.015         107,721

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.171           1.019              --
                                                            2007          1.135           1.171         163,335
                                                            2006          1.109           1.135         182,075
                                                            2005          1.065           1.109         192,896
                                                            2004          1.000           1.065          85,297

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.143           1.141              --
                                                            2007          1.115           1.143         159,963
                                                            2006          1.051           1.115         162,057
                                                            2005          1.056           1.051         150,128
                                                            2004          1.000           1.056          89,938

  DWS Technology Subaccount (Class B) (7/03)..              2010          0.935           0.965              --
                                                            2009          0.599           0.935          57,210
                                                            2008          1.146           0.599          97,090
                                                            2007          1.032           1.146         106,738
                                                            2006          1.053           1.032         124,060
                                                            2005          1.045           1.053         125,547
                                                            2004          1.000           1.045          83,849

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.508           1.400              --
                                                            2007          1.235           1.508          67,786
                                                            2006          1.191           1.235          87,845
                                                            2005          1.097           1.191          85,263
                                                            2004          1.000           1.097          38,492

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.368           1.366         185,633
                                                            2010          1.211           1.368         224,167
                                                            2009          0.846           1.211         286,130
                                                            2008          1.139           0.846         336,706

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.129           1.083         138,970
                                                            2010          1.019           1.129         138,391
                                                            2009          0.852           1.019         183,790

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.163           1.090       1,028,152
                                                            2010          1.032           1.163       1,024,213
                                                            2009          0.843           1.032       1,023,415

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.163           1.133         234,737
                                                            2010          1.060           1.163         226,222
                                                            2009          0.901           1.060         226,682

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.060           0.980         205,763
                                                            2010          0.884           1.060         247,921
                                                            2009          0.663           0.884         339,786
                                                            2008          1.055           0.663         382,217

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.123           1.690          94,192
                                                            2010          1.755           2.123         104,364
                                                            2009          1.063           1.755         148,577
                                                            2008          2.442           1.063         176,947
                                                            2007          1.949           2.442         152,873

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08).................              2011          1.379           1.202          40,203
                                                            2010          1.269           1.379          77,061
                                                            2009          0.988           1.269          78,843
                                                            2008          1.705           0.988          91,225

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.394           1.407         161,588
                                                            2010          1.275           1.394         153,894
                                                            2009          0.984           1.275         155,862
                                                            2008          1.143           0.984         154,121

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.152           1.012          63,120
                                                            2010          0.984           1.152          55,824

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.359           1.304          15,945
                                                            2010          1.091           1.359          16,826
                                                            2009          0.769           1.091          27,166
                                                            2008          1.248           0.769          37,545

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.348           1.218          43,902
                                                            2010          1.087           1.348          44,003
                                                            2009          0.757           1.087          56,043
                                                            2008          1.394           0.757          64,652

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.035           1.074         249,140
                                                            2010          0.981           1.035         301,673
                                                            2009          0.921           0.981         320,258
                                                            2008          0.979           0.921         271,723

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.051           1.062         376,439
                                                            2010          0.985           1.051         410,438
                                                            2009          0.863           0.985         443,131
                                                            2008          1.107           0.863         468,150

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          0.952           0.948         597,566
                                                            2010          0.895           0.952         684,639
                                                            2009          0.826           0.895         789,578
                                                            2008          1.220           0.826         788,285

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.404           1.370         198,748
                                                            2010          1.438           1.404         179,756
                                                            2009          1.470           1.438         284,059
                                                            2008          1.473           1.470         397,481

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.066           0.995         166,766
                                                            2010          0.978           1.066         202,971
                                                            2009          0.761           0.978         266,159
                                                            2008          1.242           0.761         276,606

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.071           0.979         356,678
                                                            2010          0.961           1.071         398,428
                                                            2009          0.811           0.961         416,528
                                                            2008          1.256           0.811         469,442

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.971           0.963          58,408
                                                            2010          0.869           0.971          71,127
                                                            2009          0.707           0.869          71,482
                                                            2008          1.095           0.707          67,252

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.014           1.011          48,191
                                                            2010          0.946           1.014          79,834
                                                            2009          0.820           0.946         114,376
                                                            2008          1.082           0.820         147,981
                                                            2007          1.065           1.082         208,694
                                                            2006          1.003           1.065         201,514

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.150           1.131         116,055
                                                            2010          1.059           1.150         124,120
                                                            2009          0.900           1.059         177,018
                                                            2008          1.298           0.900         164,276

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.741           1.556          64,597
                                                            2010          1.620           1.741          78,317

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.018           0.980          68,698
                                                            2010          0.894           1.018          93,176
                                                            2009          0.640           0.894         101,352
                                                            2008          1.056           0.640          69,996

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.048           1.037         154,009
                                                            2010          0.797           1.048         199,658
                                                            2009          0.589           0.797         217,982
                                                            2008          0.902           0.589         191,969





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%



                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03)......................................              2011          1.611           1.830              --
                                                            2010          1.554           1.611              --
                                                            2009          1.387           1.554              --
                                                            2008          2.102           1.387              --
                                                            2007          1.787           2.102              --
                                                            2006          1.460           1.787              --
                                                            2005          1.281           1.460              --
                                                            2004          1.063           1.281              --
                                                            2003          1.000           1.063              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03)......................................              2006          1.136           1.139              --
                                                            2005          1.077           1.136          85,977
                                                            2004          1.059           1.077          80,232
                                                            2003          1.000           1.059          51,066

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)...................................              2011          1.716           1.663           7,971
                                                            2010          1.548           1.716           8,121
                                                            2009          1.054           1.548           8,261
                                                            2008          1.974           1.054           8,386
                                                            2007          1.520           1.974          11,439
                                                            2006          1.310           1.520          11,448
                                                            2005          1.176           1.310          11,457
                                                            2004          1.118           1.176          11,467
                                                            2003          1.000           1.118           2,820

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)...........................              2009          0.864           1.101              --
                                                            2008          1.664           0.864          13,755
                                                            2007          1.777           1.664          14,333
                                                            2006          1.609           1.777          14,929
                                                            2005          1.420           1.609          15,520
                                                            2004          1.234           1.420           9,450
                                                            2003          1.000           1.234              --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)..........................              2011          1.216           1.006              --
                                                            2010          1.111           1.216          12,354
                                                            2009          1.108           1.111          13,025

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)...........................              2007          2.585           2.700              --
                                                            2006          2.000           2.585             400
                                                            2005          1.603           2.000             401
                                                            2004          1.315           1.603             402
                                                            2003          1.000           1.315              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)..............................              2008          1.436           1.405              --
                                                            2007          1.452           1.436          25,781
                                                            2006          1.383           1.452          25,580
                                                            2005          1.301           1.383          25,507
                                                            2004          1.168           1.301          31,744
                                                            2003          1.000           1.168          12,304

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares).................  (9/03)      2011          1.208           1.186           1,362
                                                            2010          1.081           1.208           1,436
                                                            2009          0.831           1.081           1,505
                                                            2008          1.302           0.831           1,567
                                                            2007          1.242           1.302           1,688
                                                            2006          1.169           1.242           1,689
                                                            2005          1.159           1.169           1,691
                                                            2004          1.122           1.159           1,693
                                                            2003          1.000           1.122              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class
  B) (9/05)...................................              2008          1.154           1.094              --
                                                            2007          1.129           1.154          15,101
                                                            2006          1.004           1.129          15,908
                                                            2005          1.000           1.004          15,823

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03).................              2007          2.148           1.753          26,737
                                                            2006          1.606           2.148          24,566
                                                            2005          1.479           1.606          27,728
                                                            2004          1.160           1.479          25,899
                                                            2003          1.000           1.160          19,416

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)........              2008          1.022           0.991              --
                                                            2007          1.010           1.022              --
                                                            2006          0.992           1.010              --
                                                            2005          1.000           0.992              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03)......................................              2011          1.299           1.207          49,039
                                                            2010          1.145           1.299          48,710
                                                            2009          0.928           1.145         166,023
                                                            2008          1.425           0.928         167,101
                                                            2007          1.302           1.425         182,690
                                                            2006          1.234           1.302         189,092
                                                            2005          1.166           1.234         102,249
                                                            2004          1.112           1.166             685
                                                            2003          1.000           1.112           4,458

  DWS Global Opportunities Subaccount (Class
  B) (7/03)...................................              2010          1.527           1.633              --
                                                            2009          1.060           1.527           3,650
                                                            2008          2.181           1.060           3,653
                                                            2007          2.054           2.181           3,656
                                                            2006          1.728           2.054           3,658
                                                            2005          1.500           1.728           3,661
                                                            2004          1.249           1.500           3,664
                                                            2003          1.000           1.249              --

  DWS Growth & Income Subaccount (Class B)
  (6/03)......................................              2008          1.351           0.813              --
                                                            2007          1.371           1.351          23,579
                                                            2006          1.241           1.371          23,391
                                                            2005          1.204           1.241          23,813
                                                            2004          1.124           1.204          23,260
                                                            2003          1.000           1.124           3,037

  DWS Health Care VIP Subaccount (Class B)
  (6/03)......................................              2011          1.328           1.489              --
                                                            2010          1.264           1.328           4,404
                                                            2009          1.064           1.264           4,790
                                                            2008          1.427           1.064           5,252
                                                            2007          1.296           1.427          18,747
                                                            2006          1.256           1.296          19,302
                                                            2005          1.192           1.256          18,960
                                                            2004          1.119           1.192          20,145
                                                            2003          1.000           1.119           3,026

  DWS International Subaccount (Class B)
  (7/03)......................................              2008          2.060           1.966              --
                                                            2007          1.849           2.060          34,251
                                                            2006          1.511           1.849          35,511
                                                            2005          1.339           1.511          36,764
                                                            2004          1.181           1.339          33,731
                                                            2003          1.000           1.181              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03)......................................              2006          1.406           1.540              --
                                                            2005          1.274           1.406              --
                                                            2004          1.172           1.274              --
                                                            2003          1.000           1.172              --

  DWS Balanced Subaccount (Class B) (7/03)....              2008          1.216           1.179              --
                                                            2007          1.194           1.216          26,388
                                                            2006          1.114           1.194          26,389
                                                            2005          1.099           1.114          26,391
                                                            2004          1.060           1.099          32,200
                                                            2003          1.000           1.060          19,675

  DWS Blue Chip Subaccount (Class B) (6/03)...              2008          1.570           1.466              --
                                                            2007          1.561           1.570          29,732
                                                            2006          1.389           1.561          29,729
                                                            2005          1.298           1.389          30,691
                                                            2004          1.152           1.298          41,147
                                                            2003          1.000           1.152           5,171

  DWS Conservative Allocation Subaccount
  (Class B) (8/04)............................              2009          0.876           0.881              --
                                                            2008          1.165           0.876          16,767
                                                            2007          1.141           1.165          17,958
                                                            2006          1.075           1.141          18,866
                                                            2005          1.056           1.075           5,026
                                                            2004          1.002           1.056              --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03)......................................              2008          1.019           0.980              --
                                                            2007          1.007           1.019          93,158
                                                            2006          0.994           1.007          92,571
                                                            2005          1.000           0.994          87,034
                                                            2004          0.985           1.000          79,619
                                                            2003          1.000           0.985          76,330

  DWS Davis Venture Value Subaccount (Class B)
  (7/03)......................................              2008          1.514           1.463              --
                                                            2007          1.490           1.514          19,322
                                                            2006          1.336           1.490          19,915
                                                            2005          1.254           1.336          19,709
                                                            2004          1.154           1.254          21,914
                                                            2003          1.000           1.154          12,988

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03)............................              2006          1.189           1.238              --
                                                            2005          1.225           1.189          18,602
                                                            2004          1.126           1.225          17,717
                                                            2003          1.000           1.126           3,952

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03)............................              2008          1.481           1.408              --
                                                            2007          1.553           1.481          66,427
                                                            2006          1.347           1.553          66,207
                                                            2005          1.284           1.347          30,231
                                                            2004          1.159           1.284          33,520
                                                            2003          1.000           1.159          26,502

  DWS Dreman Small Mid Cap Value VIP
  Subaccount (Class B) (7/03).................              2011          1.931           1.764          10,415
                                                            2010          1.614           1.931          10,977
                                                            2009          1.280           1.614          11,292
                                                            2008          1.979           1.280          11,665
                                                            2007          1.977           1.979          21,797
                                                            2006          1.627           1.977          22,105
                                                            2005          1.519           1.627          23,209
                                                            2004          1.241           1.519          22,392
                                                            2003          1.000           1.241           7,314

  DWS Foreign Value Subaccount (Class B)
  (11/04).....................................              2006          1.123           1.338              --
                                                            2005          1.053           1.123              --
                                                            2004          1.000           1.053              --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03)......................................              2011          1.605           1.336             465
                                                            2010          1.453           1.605             466
                                                            2009          1.040           1.453             468
                                                            2008          2.046           1.040             470
                                                            2007          1.982           2.046             471
                                                            2006          1.567           1.982             472
                                                            2005          1.312           1.567             474
                                                            2004          1.176           1.312             475
                                                            2003          1.000           1.176              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03).................              2011          1.152           1.204          25,297
                                                            2010          1.112           1.152          25,297
                                                            2009          1.059           1.112          36,544
                                                            2008          1.039           1.059          35,981
                                                            2007          1.009           1.039          39,674
                                                            2006          0.998           1.009          39,618
                                                            2005          1.000           0.998          38,211
                                                            2004          0.992           1.000          47,637
                                                            2003          1.000           0.992          32,340

  DWS Growth Allocation Subaccount (Class B)
  (9/04)......................................              2009          0.816           0.815              --
                                                            2008          1.278           0.816          72,727
                                                            2007          1.242           1.278          39,748
                                                            2006          1.130           1.242          39,780
                                                            2005          1.093           1.130          39,814
                                                            2004          1.016           1.093              --

  DWS High Income Subaccount (Class B)
  (6/03)......................................              2008          1.264           1.246              --
                                                            2007          1.289           1.264          70,397
                                                            2006          1.200           1.289          70,340
                                                            2005          1.190           1.200          67,671
                                                            2004          1.088           1.190          63,733
                                                            2003          1.000           1.088          61,628

  DWS Income Allocation Subaccount (Class B)
  (8/04)......................................              2006          1.049           1.063              --
                                                            2005          1.039           1.049          15,284
                                                            2004          1.005           1.039              --

  DWS Index 500 Subaccount (Class B) (7/03)...              2005          1.211           1.225              --
                                                            2004          1.128           1.211          13,006
                                                            2003          1.000           1.128          11,827

  DWS International Select Equity Subaccount
  (Class B) (7/03)............................              2008          2.130           2.048              --
                                                            2007          1.880           2.130          48,554
                                                            2006          1.541           1.880          49,782
                                                            2005          1.386           1.541          51,001
                                                            2004          1.206           1.386          34,831
                                                            2003          1.000           1.206          15,642

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)...................................              2008          1.437           1.376              --
                                                            2007          1.388           1.437          46,545
                                                            2006          1.318           1.388          48,248
                                                            2005          1.209           1.318          47,172
                                                            2004          1.116           1.209          48,969
                                                            2003          1.000           1.116          44,650

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03)............................              2006          1.266           1.242              --
                                                            2005          1.211           1.266              --
                                                            2004          1.107           1.211              --
                                                            2003          1.000           1.107              --

  DWS Large Cap Core Subaccount (Class B)
  (12/04).....................................              2006          1.141           1.255              --
                                                            2005          1.036           1.141              --

  DWS Large Cap Value Subaccount (Class B)
  (7/03)......................................              2008          1.514           1.488              --
                                                            2007          1.377           1.514          94,679
                                                            2006          1.228           1.377          96,388
                                                            2005          1.239           1.228          97,319
                                                            2004          1.159           1.239         108,938
                                                            2003          1.000           1.159          62,002

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)...................................              2006          1.242           1.271              --
                                                            2005          1.281           1.242          23,758
                                                            2004          1.119           1.281          33,181
                                                            2003          1.000           1.119          13,785

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03)......................................              2008          1.489           1.398              --
                                                            2007          1.415           1.489              --
                                                            2006          1.312           1.415              --
                                                            2005          1.173           1.312              --
                                                            2004          1.161           1.173              --
                                                            2003          1.000           1.161              --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04)......................................              2009          0.829           0.830              --
                                                            2008          1.220           0.829              --
                                                            2007          1.191           1.220              --
                                                            2006          1.100           1.191              --
                                                            2005          1.074           1.100              --
                                                            2004          0.999           1.074              --

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  DWS Money Market Subaccount (Class B)
  (7/03)......................................              2008          1.003           1.005              --
                                                            2007          0.983           1.003         102,231
                                                            2006          0.967           0.983         106,233
                                                            2005          0.968           0.967         110,254
                                                            2004          0.987           0.968          66,151
                                                            2003          1.000           0.987           1,914

  DWS Oak Strategic Equity Subaccount (Class
  B) (7/03)...................................              2006          1.091           1.106              --
                                                            2005          1.171           1.091          95,554
                                                            2004          1.190           1.171          94,266
                                                            2003          1.000           1.190           8,848

  DWS Small Cap Growth Subaccount (Class B)
  (7/03)......................................              2008          1.337           1.163              --
                                                            2007          1.295           1.337           6,750
                                                            2006          1.267           1.295           6,757
                                                            2005          1.217           1.267           6,765
                                                            2004          1.129           1.217           8,897
                                                            2003          1.000           1.129           1,694

  DWS Strategic Income Subaccount (Class B)
  (6/03)......................................              2008          1.120           1.118              --
                                                            2007          1.093           1.120          55,024
                                                            2006          1.031           1.093          55,265
                                                            2005          1.037           1.031          54,386
                                                            2004          0.982           1.037          45,037
                                                            2003          1.000           0.982          40,148

  DWS Technology Subaccount (Class B) (7/03)..              2010          1.070           1.104              --
                                                            2009          0.686           1.070           3,001
                                                            2008          1.314           0.686           3,700
                                                            2007          1.184           1.314          16,884
                                                            2006          1.208           1.184          18,908
                                                            2005          1.199           1.208          17,967
                                                            2004          1.212           1.199          17,722
                                                            2003          1.000           1.212           3,721

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)...................................              2008          1.789           1.661              --
                                                            2007          1.466           1.789          89,762
                                                            2006          1.416           1.466          92,169
                                                            2005          1.305           1.416          91,093
                                                            2004          1.209           1.305          92,391
                                                            2003          1.000           1.209          13,836

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *.................................              2011          1.497           1.495       1,308,085
                                                            2010          1.326           1.497       1,324,886
                                                            2009          0.927           1.326          68,890
                                                            2008          1.249           0.927          59,621

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09)............................              2011          1.126           1.079              --
                                                            2010          1.016           1.126              --
                                                            2009          0.850           1.016              --

  MIST FOF -- Growth Strategy Subaccount
  (Class B) (5/09)............................              2011          1.159           1.086          72,488
                                                            2010          1.029           1.159          72,563
                                                            2009          0.841           1.029          72,643

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09)............................              2011          1.159           1.129          14,729
                                                            2010          1.057           1.159          15,757
                                                            2009          0.899           1.057          16,727

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08)......................................              2011          1.057           0.977         343,251
                                                            2010          0.882           1.057         341,884
                                                            2009          0.662           0.882         360,279
                                                            2008          1.054           0.662         353,144

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07).................              2011          2.918           2.321             393
                                                            2010          2.412           2.918             394
                                                            2009          1.462           2.412             396
                                                            2008          3.360           1.462             397
                                                            2007          2.683           3.360             399

  MIST MFS(R) Research International
  Subaccount (Class B) (4/08) *...............              2011          1.744           1.519          31,274
                                                            2010          1.605           1.744          81,624
                                                            2009          1.251           1.605         160,878
                                                            2008          2.159           1.251         112,208

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08)............................              2011          1.364           1.376         600,493
                                                            2010          1.248           1.364         542,857
                                                            2009          0.964           1.248         486,895
                                                            2008          1.120           0.964          52,977

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MIST RCM Technology Subaccount (Class E)
  (5/10)......................................              2011          1.319           1.158           2,191
                                                            2010          1.126           1.319           2,532

  MIST T. Rowe Price Large Cap Value
  Subaccount (Class B) (4/08) *...............              2011          0.890           0.833         249,991
                                                            2010          0.780           0.890         254,469
                                                            2009          0.675           0.780         275,312
                                                            2008          1.022           0.675         322,777

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *..........................              2011          1.523           1.461              --
                                                            2010          1.223           1.523              --
                                                            2009          0.862           1.223              --
                                                            2008          1.401           0.862              --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)...................................              2011          1.598           1.442          14,714
                                                            2010          1.289           1.598          16,857
                                                            2009          0.898           1.289          89,226
                                                            2008          1.654           0.898          92,609

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)...................................              2011          1.038           1.076          34,124
                                                            2010          0.984           1.038          34,988
                                                            2009          0.924           0.984          85,816
                                                            2008          0.983           0.924          84,011

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)...................................              2011          1.116           1.127          26,381
                                                            2010          1.047           1.116          26,383
                                                            2009          0.917           1.047          26,385
                                                            2008          1.177           0.917          26,386

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08)............................              2011          1.094           1.089          25,174
                                                            2010          1.029           1.094          26,945
                                                            2009          0.950           1.029          67,329
                                                            2008          1.403           0.950          39,255

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)...................................              2011          1.710           1.667          92,316
                                                            2010          1.753           1.710         149,119
                                                            2009          1.793           1.753         159,455
                                                            2008          1.797           1.793         162,499

                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                   YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                  -----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08)......................................              2011          1.248           1.165           7,307
                                                            2010          1.145           1.248           7,375
                                                            2009          0.892           1.145          19,202
                                                            2008          1.457           0.892          18,768

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *....................................              2011          1.249           1.140          14,369
                                                            2010          1.120           1.249          14,841
                                                            2009          0.946           1.120          15,304
                                                            2008          1.465           0.946          15,791

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08)......................................              2011          0.968           0.960         264,789
                                                            2010          0.867           0.968         258,672
                                                            2009          0.706           0.867         242,469
                                                            2008          1.093           0.706          17,215

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06)......................................              2011          1.012           1.008          53,880
                                                            2010          0.945           1.012          58,722
                                                            2009          0.819           0.945         111,198
                                                            2008          1.081           0.819          51,801
                                                            2007          1.065           1.081         101,165
                                                            2006          1.003           1.065          98,803

  MSF MFS(R) Value Subaccount (Class E)
  (4/08)......................................              2011          1.316           1.294          51,358
                                                            2010          1.213           1.316          54,171
                                                            2009          1.030           1.213          81,744
                                                            2008          1.487           1.030          69,476

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10)............................              2011          1.739           1.554           3,702
                                                            2010          1.619           1.739           3,705

  MSF T. Rowe Price Large Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.016           0.978           5,242
                                                            2010          0.892           1.016           5,556
                                                            2009          0.640           0.892          79,085
                                                            2008          1.055           0.640          42,962

  MSF T. Rowe Price Small Cap Growth
  Subaccount (Class B) (4/08).................              2011          1.351           1.337          47,638
                                                            2010          1.029           1.351          50,562
                                                            2009          0.761           1.029          52,869
                                                            2008          1.165           0.761          55,846

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.221           1.386        12,217
                                                             2010          1.178           1.221        16,983
                                                             2009          1.051           1.178        16,469
                                                             2008          1.594           1.051        14,375
                                                             2007          1.356           1.594        15,101
                                                             2006          1.109           1.356        15,543
                                                             2005          1.000           1.109        16,900

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.071           1.074            --
                                                             2005          1.000           1.071        18,150

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.487           1.440         2,806
                                                             2010          1.342           1.487         2,863
                                                             2009          0.914           1.342         2,830
                                                             2008          1.713           0.914         3,233
                                                             2007          1.319           1.713         3,007
                                                             2006          1.138           1.319         3,506
                                                             2005          1.000           1.138         3,821

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.600           0.765            --
                                                             2008          1.157           0.600           428
                                                             2007          1.236           1.157           430
                                                             2006          1.120           1.236           431
                                                             2005          1.000           1.120           432

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          0.844           0.698            --
                                                             2010          0.772           0.844           381
                                                             2009          0.770           0.772           426

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          1.570           1.640            --
                                                             2006          1.215           1.570        14,824
                                                             2005          1.000           1.215        16,791

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.109           1.085            --
                                                             2007          1.122           1.109        18,962
                                                             2006          1.069           1.122        17,181
                                                             2005          1.000           1.069        16,424

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.054           1.034            --
                                                             2010          0.944           1.054            --
                                                             2009          0.725           0.944            --
                                                             2008          1.138           0.725            --
                                                             2007          1.086           1.138            --
                                                             2006          1.022           1.086            --
                                                             2005          1.000           1.022            --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.153           1.093            --
                                                             2007          1.128           1.153            --
                                                             2006          1.004           1.128            --
                                                             2005          1.000           1.004            --

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          1.513           1.234            --
                                                             2006          1.132           1.513            --
                                                             2005          1.000           1.132            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.020           0.989            --
                                                             2007          1.009           1.020            --
                                                             2006          0.992           1.009            --
                                                             2005          1.000           0.992            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.118           1.038        14,284
                                                             2010          0.985           1.118         8,957
                                                             2009          0.799           0.985         8,939
                                                             2008          1.228           0.799         8,663
                                                             2007          1.123           1.228         9,470
                                                             2006          1.065           1.123         9,468
                                                             2005          1.000           1.065            --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          0.998           1.067            --
                                                             2009          0.693           0.998         1,277
                                                             2008          1.427           0.693         1,283
                                                             2007          1.344           1.427         1,288
                                                             2006          1.131           1.344         1,292
                                                             2005          1.000           1.131         1,295

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.124           1.052            --
                                                             2007          1.142           1.124        19,638
                                                             2006          1.034           1.142        17,993
                                                             2005          1.000           1.034            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.135           1.272            --
                                                             2010          1.082           1.135         5,484
                                                             2009          0.911           1.082         5,509
                                                             2008          1.222           0.911         5,534
                                                             2007          1.110           1.222        25,133
                                                             2006          1.077           1.110        66,027
                                                             2005          1.000           1.077        98,385

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          1.540           1.469            --
                                                             2007          1.382           1.540            --
                                                             2006          1.130           1.382            --
                                                             2005          1.000           1.130            --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.112           1.217            --
                                                             2005          1.000           1.112         3,826

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.103           1.069            --
                                                             2007          1.084           1.103            --
                                                             2006          1.012           1.084            --
                                                             2005          1.000           1.012            --

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.210           1.130            --
                                                             2007          1.204           1.210        12,453
                                                             2006          1.072           1.204        12,463
                                                             2005          1.000           1.072           448

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.826           0.830            --
                                                             2008          1.099           0.826       281,348
                                                             2007          1.077           1.099       348,741
                                                             2006          1.015           1.077       348,851
                                                             2005          1.000           1.015       348,946

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.008           0.969            --
                                                             2007          0.996           1.008            --
                                                             2006          0.984           0.996            --
                                                             2005          1.000           0.984            --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.192           1.152            --
                                                             2007          1.174           1.192           908
                                                             2006          1.054           1.174           911
                                                             2005          1.000           1.054           913

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          0.986           1.026            --
                                                             2005          1.000           0.986            --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.138           1.082            --
                                                             2007          1.194           1.138        50,109
                                                             2006          1.036           1.194        40,496
                                                             2005          1.000           1.036        19,635

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          1.273           1.162        13,145
                                                             2010          1.064           1.273        16,700
                                                             2009          0.845           1.064        17,132
                                                             2008          1.306           0.845        16,976
                                                             2007          1.305           1.306        16,847
                                                             2006          1.075           1.305        15,982
                                                             2005          1.000           1.075        17,401

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.060           1.262            --
                                                             2005          1.000           1.060            --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.206           1.003        11,046
                                                             2010          1.092           1.206        11,103
                                                             2009          0.782           1.092        11,156
                                                             2008          1.540           0.782        11,169
                                                             2007          1.493           1.540        35,624
                                                             2006          1.181           1.493        28,749
                                                             2005          1.000           1.181           409

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.144           1.195            --
                                                             2010          1.105           1.144            --
                                                             2009          1.052           1.105            --
                                                             2008          1.033           1.052            --
                                                             2007          1.004           1.033            --
                                                             2006          0.993           1.004            --
                                                             2005          1.000           0.993            --

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.747           0.746            --
                                                             2008          1.171           0.747        86,972
                                                             2007          1.138           1.171       187,170
                                                             2006          1.036           1.138       187,274
                                                             2005          1.000           1.036       187,367

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.048           1.033            --
                                                             2007          1.070           1.048        17,847
                                                             2006          0.997           1.070        15,884
                                                             2005          1.000           0.997        15,312

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.005           1.017            --
                                                             2005          1.000           1.005            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.000           1.018            --

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          1.545           1.485            --
                                                             2007          1.364           1.545        20,576
                                                             2006          1.119           1.364        62,035
                                                             2005          1.000           1.119        99,604

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.193           1.142            --
                                                             2007          1.152           1.193         4,054
                                                             2006          1.095           1.152         3,802
                                                             2005          1.000           1.095         3,908

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.067           1.047            --
                                                             2005          1.000           1.067            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.094           1.203            --
                                                             2005          1.000           1.094        17,064

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.213           1.192            --
                                                             2007          1.104           1.213            --
                                                             2006          0.985           1.104            --
                                                             2005          1.000           0.985        19,623

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          0.995           1.018            --
                                                             2005          1.000           0.995         5,537

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.257           1.180            --
                                                             2007          1.195           1.257            --
                                                             2006          1.109           1.195            --
                                                             2005          1.000           1.109            --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.770           0.771            --
                                                             2008          1.135           0.770       179,885
                                                             2007          1.108           1.135       127,323
                                                             2006          1.025           1.108       109,363
                                                             2005          1.000           1.025        52,787

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.036           1.038            --
                                                             2007          1.016           1.036       311,636
                                                             2006          1.000           1.016       311,636
                                                             2005          1.000           1.000       311,636

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          0.979           0.993            --
                                                             2005          1.000           0.979         5,632

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.093           0.950            --
                                                             2007          1.060           1.093         4,235
                                                             2006          1.037           1.060         4,293
                                                             2005          1.000           1.037         4,215

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.070           1.068            --
                                                             2007          1.045           1.070            --
                                                             2006          0.985           1.045            --
                                                             2005          1.000           0.985            --

  DWS Technology Subaccount (Class B) (7/03)...              2010          0.928           0.957            --
                                                             2009          0.595           0.928         7,100
                                                             2008          1.141           0.595         7,107
                                                             2007          1.028           1.141         7,112
                                                             2006          1.050           1.028         7,117
                                                             2005          1.000           1.050            --

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.374           1.275            --
                                                             2007          1.127           1.374            --
                                                             2006          1.088           1.127        19,785
                                                             2005          1.000           1.088           885

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.240           1.238       212,408
                                                             2010          1.099           1.240       224,182
                                                             2009          0.769           1.099        13,468
                                                             2008          1.036           0.769        15,200

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.046           1.002        10,247
                                                             2010          0.944           1.046        10,288
                                                             2009          0.791           0.944        73,426

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.060           0.993        82,538
                                                             2010          0.941           1.060        82,661
                                                             2009          0.770           0.941        82,793

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.092           1.063       122,793
                                                             2010          0.996           1.092       122,907
                                                             2009          0.848           0.996       176,521

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.054           0.974        15,163
                                                             2010          0.880           1.054        19,059
                                                             2009          0.660           0.880        19,383
                                                             2008          1.052           0.660        19,175

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          1.769           1.407        11,040
                                                             2010          1.463           1.769        12,412
                                                             2009          0.887           1.463        13,190
                                                             2008          2.040           0.887        15,794
                                                             2007          1.629           2.040        12,050

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08).............................              2011          1.193           1.038            --
                                                             2010          1.098           1.193           629
                                                             2009          0.856           1.098           649
                                                             2008          1.478           0.856           668

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.300           1.312       538,862
                                                             2010          1.191           1.300       551,548
                                                             2009          0.920           1.191       551,501
                                                             2008          1.070           0.920            --

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.143           1.003         7,086
                                                             2010          0.977           1.143         7,093

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.284           1.231            --
                                                             2010          1.032           1.284            --
                                                             2009          0.727           1.032            --
                                                             2008          1.182           0.727            --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.225           1.105            --
                                                             2010          0.988           1.225            --
                                                             2009          0.689           0.988            --
                                                             2008          1.270           0.689            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.025           1.062            --
                                                             2010          0.973           1.025            --
                                                             2009          0.914           0.973            --
                                                             2008          0.972           0.914            --

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.011           1.021            --
                                                             2010          0.949           1.011            --
                                                             2009          0.832           0.949            --
                                                             2008          1.068           0.832            --

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          0.839           0.835        19,174
                                                             2010          0.790           0.839        19,126
                                                             2009          0.730           0.790        18,675
                                                             2008          1.078           0.730        18,023

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.201           1.171           196
                                                             2010          1.232           1.201            --
                                                             2009          1.261           1.232            --
                                                             2008          1.264           1.261       312,278

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          0.981           0.916           699
                                                             2010          0.901           0.981           805
                                                             2009          0.702           0.901           900
                                                             2008          1.147           0.702           904

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          0.961           0.877        12,307
                                                             2010          0.863           0.961        12,370
                                                             2009          0.729           0.863        12,428
                                                             2008          1.129           0.729        12,442

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          0.965           0.957            --
                                                             2010          0.865           0.965            --
                                                             2009          0.705           0.865            --
                                                             2008          1.092           0.705            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.009           1.005        71,568
                                                             2010          0.943           1.009        71,814
                                                             2009          0.818           0.943        72,053
                                                             2008          1.080           0.818        72,950
                                                             2007          1.064           1.080            --
                                                             2006          1.003           1.064            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.052           1.034            --
                                                             2010          0.970           1.052            --
                                                             2009          0.825           0.970            --
                                                             2008          1.191           0.825            --

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.154           1.030           991
                                                             2010          1.074           1.154         1,142

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.014           0.975         4,145
                                                             2010          0.891           1.014         4,175
                                                             2009          0.639           0.891         4,297
                                                             2008          1.054           0.639         4,531

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.103           1.091         3,963
                                                             2010          0.840           1.103         4,071
                                                             2009          0.622           0.840         4,458
                                                             2008          0.952           0.622         4,601





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.519           1.723         9,795
                                                             2010          1.466           1.519        11,535
                                                             2009          1.310           1.466        11,528
                                                             2008          1.987           1.310        10,031
                                                             2007          1.691           1.987        10,054
                                                             2006          1.383           1.691        10,883
                                                             2005          1.215           1.383        11,424
                                                             2004          1.000           1.215            --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.095           1.098            --
                                                             2005          1.039           1.095            --
                                                             2004          1.000           1.039            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.523           1.475            --
                                                             2010          1.376           1.523            --
                                                             2009          0.937           1.376            --
                                                             2008          1.757           0.937            --
                                                             2007          1.354           1.757            --
                                                             2006          1.168           1.354            --
                                                             2005          1.050           1.168            --
                                                             2004          1.000           1.050            --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.679           0.864            --
                                                             2008          1.309           0.679            --
                                                             2007          1.399           1.309            --
                                                             2006          1.268           1.399            --
                                                             2005          1.121           1.268            --
                                                             2004          1.000           1.121            --

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          0.954           0.788            --
                                                             2010          0.872           0.954            --
                                                             2009          0.870           0.872            --

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          2.068           2.160            --
                                                             2006          1.602           2.068         6,087
                                                             2005          1.285           1.602         6,911
                                                             2004          1.000           1.285            --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.239           1.212            --
                                                             2007          1.254           1.239            --
                                                             2006          1.195           1.254            --
                                                             2005          1.126           1.195            --
                                                             2004          1.000           1.126            --

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.063           1.043            --
                                                             2010          0.953           1.063            --
                                                             2009          0.733           0.953            --
                                                             2008          1.150           0.733            --
                                                             2007          1.098           1.150            --
                                                             2006          1.034           1.098            --
                                                             2005          1.027           1.034            --
                                                             2004          1.000           1.027            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.151           1.092            --
                                                             2007          1.127           1.151            --
                                                             2006          1.004           1.127            --
                                                             2005          1.000           1.004            --

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          1.854           1.511            --
                                                             2006          1.388           1.854            --
                                                             2005          1.279           1.388            --
                                                             2004          1.000           1.279            --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.019           0.988            --
                                                             2007          1.008           1.019            --
                                                             2006          0.992           1.008            --
                                                             2005          1.000           0.992            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.148           1.066        21,054
                                                             2010          1.013           1.148            --
                                                             2009          0.822           1.013            --
                                                             2008          1.263           0.822            --
                                                             2007          1.156           1.263            --
                                                             2006          1.097           1.156            --
                                                             2005          1.037           1.097            --
                                                             2004          1.000           1.037            --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          1.194           1.277            --
                                                             2009          0.830           1.194            --
                                                             2008          1.710           0.830            --
                                                             2007          1.611           1.710            --
                                                             2006          1.357           1.611            --
                                                             2005          1.179           1.357            --
                                                             2004          1.000           1.179            --

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.191           0.716            --
                                                             2007          1.210           1.191            --
                                                             2006          1.096           1.210            --
                                                             2005          1.064           1.096            --
                                                             2004          1.000           1.064            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.156           1.295            --
                                                             2010          1.102           1.156        19,986
                                                             2009          0.928           1.102        20,660
                                                             2008          1.246           0.928        19,294
                                                             2007          1.133           1.246        21,342
                                                             2006          1.099           1.133        21,675
                                                             2005          1.044           1.099        19,684
                                                             2004          1.000           1.044            --

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          1.768           1.687            --
                                                             2007          1.588           1.768            --
                                                             2006          1.299           1.588            --
                                                             2005          1.152           1.299            --
                                                             2004          1.000           1.152            --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.201           1.313            --
                                                             2005          1.088           1.201            --
                                                             2004          1.000           1.088            --

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.146           1.111            --
                                                             2007          1.126           1.146            --
                                                             2006          1.052           1.126            --
                                                             2005          1.039           1.052            --
                                                             2004          1.000           1.039            --

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.316           1.229            --
                                                             2007          1.310           1.316            --
                                                             2006          1.167           1.310            --
                                                             2005          1.092           1.167            --
                                                             2004          1.000           1.092            --

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.872           0.877            --
                                                             2008          1.161           0.872            --
                                                             2007          1.138           1.161            --
                                                             2006          1.074           1.138            --
                                                             2005          1.056           1.074            --
                                                             2004          1.002           1.056            --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.056           1.016            --
                                                             2007          1.045           1.056            --
                                                             2006          1.032           1.045            --
                                                             2005          1.040           1.032            --
                                                             2004          1.000           1.040            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.286           1.242            --
                                                             2007          1.268           1.286            --
                                                             2006          1.138           1.268            --
                                                             2005          1.069           1.138            --
                                                             2004          1.000           1.069            --

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          1.057           1.099            --
                                                             2005          1.089           1.057            --
                                                             2004          1.000           1.089            --

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.289           1.225            --
                                                             2007          1.352           1.289            --
                                                             2006          1.174           1.352            --
                                                             2005          1.121           1.174            --
                                                             2004          1.000           1.121            --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          1.498           1.367         8,286
                                                             2010          1.253           1.498         7,803
                                                             2009          0.995           1.253         9,175
                                                             2008          1.540           0.995         9,242
                                                             2007          1.540           1.540         8,654
                                                             2006          1.268           1.540         7,939
                                                             2005          1.185           1.268         8,404
                                                             2004          1.000           1.185            --

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.122           1.336            --
                                                             2005          1.053           1.122            --
                                                             2004          1.000           1.053            --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.407           1.169        14,443
                                                             2010          1.275           1.407        12,554
                                                             2009          0.913           1.275        13,507
                                                             2008          1.799           0.913        14,385
                                                             2007          1.744           1.799        11,173
                                                             2006          1.381           1.744        10,627
                                                             2005          1.157           1.381        11,851
                                                             2004          1.000           1.157            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.182           1.234            --
                                                             2010          1.142           1.182            --
                                                             2009          1.088           1.142            --
                                                             2008          1.068           1.088            --
                                                             2007          1.039           1.068            --
                                                             2006          1.028           1.039            --
                                                             2005          1.032           1.028            --
                                                             2004          1.000           1.032            --

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.812           0.812            --
                                                             2008          1.274           0.812            --
                                                             2007          1.239           1.274            --
                                                             2006          1.128           1.239            --
                                                             2005          1.092           1.128            --
                                                             2004          1.016           1.092            --

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.165           1.148            --
                                                             2007          1.189           1.165            --
                                                             2006          1.108           1.189            --
                                                             2005          1.100           1.108            --
                                                             2004          1.000           1.100            --

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.048           1.060            --
                                                             2005          1.039           1.048            --
                                                             2004          1.005           1.039            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.068           1.080            --
                                                             2004          1.000           1.068            --

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          1.784           1.715            --
                                                             2007          1.576           1.784            --
                                                             2006          1.293           1.576            --
                                                             2005          1.164           1.293            --
                                                             2004          1.000           1.164            --

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.298           1.242            --
                                                             2007          1.254           1.298            --
                                                             2006          1.192           1.254            --
                                                             2005          1.095           1.192            --
                                                             2004          1.000           1.095            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.133           1.111            --
                                                             2005          1.086           1.133            --
                                                             2004          1.000           1.086            --

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.140           1.253            --
                                                             2005          1.036           1.140            --

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.302           1.279            --
                                                             2007          1.185           1.302            --
                                                             2006          1.058           1.185            --
                                                             2005          1.069           1.058            --
                                                             2004          1.000           1.069            --

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          1.096           1.121            --
                                                             2005          1.131           1.096            --
                                                             2004          1.000           1.131            --

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.345           1.262            --
                                                             2007          1.279           1.345            --
                                                             2006          1.188           1.279            --
                                                             2005          1.063           1.188            --
                                                             2004          1.000           1.063            --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.825           0.826            --
                                                             2008          1.216           0.825            --
                                                             2007          1.188           1.216            --
                                                             2006          1.099           1.188            --
                                                             2005          1.074           1.099            --
                                                             2004          0.999           1.074            --

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.023           1.024            --
                                                             2007          1.003           1.023            --
                                                             2006          0.988           1.003            --
                                                             2005          0.990           0.988            --
                                                             2004          1.000           0.990            --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          0.962           0.975            --
                                                             2005          1.034           0.962            --
                                                             2004          1.000           1.034            --

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.179           1.026            --
                                                             2007          1.144           1.179        11,724
                                                             2006          1.121           1.144        10,729
                                                             2005          1.077           1.121         9,546
                                                             2004          1.000           1.077            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.183           1.181            --
                                                             2007          1.156           1.183        22,361
                                                             2006          1.091           1.156        21,345
                                                             2005          1.099           1.091        19,874
                                                             2004          1.000           1.099            --

  DWS Technology Subaccount (Class B) (7/03)...              2010          0.920           0.948            --
                                                             2009          0.590           0.920            --
                                                             2008          1.131           0.590            --
                                                             2007          1.020           1.131            --
                                                             2006          1.042           1.020            --
                                                             2005          1.036           1.042            --
                                                             2004          1.000           1.036            --

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.510           1.402            --
                                                             2007          1.239           1.510            --
                                                             2006          1.197           1.239            --
                                                             2005          1.104           1.197            --
                                                             2004          1.000           1.104            --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.376           1.372       180,409
                                                             2010          1.220           1.376       180,443
                                                             2009          0.854           1.220            --
                                                             2008          1.151           0.854            --

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.119           1.072            --
                                                             2010          1.011           1.119            --
                                                             2009          0.846           1.011            --

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.151           1.078            --
                                                             2010          1.023           1.151            --
                                                             2009          0.837           1.023            --

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.152           1.121            --
                                                             2010          1.052           1.152            --
                                                             2009          0.895           1.052            --

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.051           0.970        19,608
                                                             2010          0.878           1.051        19,525
                                                             2009          0.659           0.878        19,730
                                                             2008          1.051           0.659         3,480

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          2.325           1.848         6,014
                                                             2010          1.925           2.325         5,094
                                                             2009          1.168           1.925         5,999
                                                             2008          2.686           1.168         7,308
                                                             2007          2.146           2.686         5,160

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *...........................              2011          1.378           1.198            --
                                                             2010          1.269           1.378            --
                                                             2009          0.990           1.269            --
                                                             2008          1.710           0.990            --

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.436           1.448        39,121
                                                             2010          1.316           1.436        40,525
                                                             2009          1.017           1.316        47,822
                                                             2008          1.183           1.017        16,731

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.132           0.993            --
                                                             2010          0.967           1.132            --

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08) *...........................              2011          0.886           0.828        78,815
                                                             2010          0.777           0.886        98,533
                                                             2009          0.673           0.777       105,845
                                                             2008          1.020           0.673       119,260

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.372           1.315            --
                                                             2010          1.103           1.372            --
                                                             2009          0.778           1.103            --
                                                             2008          1.265           0.778            --

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.345           1.213            --
                                                             2010          1.085           1.345            --
                                                             2009          0.757           1.085            --
                                                             2008          1.396           0.757            --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.073           1.111            --
                                                             2010          1.019           1.073            --
                                                             2009          0.958           1.019            --
                                                             2008          1.019           0.958            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.049           1.058            --
                                                             2010          0.985           1.049            --
                                                             2009          0.864           0.985            --
                                                             2008          1.109           0.864            --

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          0.949           0.943            --
                                                             2010          0.894           0.949            --
                                                             2009          0.826           0.894            --
                                                             2008          1.221           0.826            --

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.469           1.432            --
                                                             2010          1.508           1.469            --
                                                             2009          1.544           1.508            --
                                                             2008          1.549           1.544            --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          1.057           0.986            --
                                                             2010          0.971           1.057            --
                                                             2009          0.757           0.971            --
                                                             2008          1.237           0.757            --

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          1.044           0.952            --
                                                             2010          0.937           1.044            --
                                                             2009          0.792           0.937            --
                                                             2008          1.228           0.792            --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          0.963           0.954            --
                                                             2010          0.863           0.963            --
                                                             2009          0.704           0.863            --
                                                             2008          1.090           0.704            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.007           1.002            --
                                                             2010          0.941           1.007            --
                                                             2009          0.817           0.941            --
                                                             2008          1.079           0.817            --
                                                             2007          1.064           1.079            --
                                                             2006          1.003           1.064            --

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.128           1.108            --
                                                             2010          1.040           1.128            --
                                                             2009          0.885           1.040            --
                                                             2008          1.278           0.885            --

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.381           1.232            --
                                                             2010          1.286           1.381            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.011           0.972            --
                                                             2010          0.889           1.011            --
                                                             2009          0.638           0.889            --
                                                             2008          1.053           0.638            --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.189           1.175         9,587
                                                             2010          0.906           1.189        25,362
                                                             2009          0.671           0.906        28,419
                                                             2008          1.028           0.671        29,108





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).......................................              2011          1.494           1.695         5,306
                                                             2010          1.443           1.494         6,193
                                                             2009          1.290           1.443         7,158
                                                             2008          1.958           1.290         8,313
                                                             2007          1.667           1.958         9,205
                                                             2006          1.364           1.667         9,998
                                                             2005          1.199           1.364         8,423
                                                             2004          1.000           1.199         9,585

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).......................................              2006          1.068           1.071            --
                                                             2005          1.014           1.068       177,852
                                                             2004          1.000           1.014       197,176

  Alger Capital Appreciation Subaccount (Class
  S) (7/03)....................................              2011          1.541           1.491        15,270
                                                             2010          1.393           1.541        16,775
                                                             2009          0.949           1.393        17,713
                                                             2008          1.780           0.949         2,480
                                                             2007          1.373           1.780         2,486
                                                             2006          1.185           1.373            --
                                                             2005          1.066           1.185            --
                                                             2004          1.000           1.066            --

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)............................              2009          0.683           0.869            --
                                                             2008          1.317           0.683        46,547
                                                             2007          1.408           1.317        43,075
                                                             2006          1.277           1.408        54,441
                                                             2005          1.129           1.277        77,056
                                                             2004          1.000           1.129        28,010

  Credit Suisse International Equity Flex III
  Subaccount (12/09)...........................              2011          0.958           0.792            --
                                                             2010          0.877           0.958        35,794
                                                             2009          0.875           0.877        36,850

  Credit Suisse Trust Emerging Markets
  Subaccount (7/03)............................              2007          1.867           1.949            --
                                                             2006          1.447           1.867        48,157
                                                             2005          1.161           1.447       143,883
                                                             2004          1.000           1.161       115,538

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service
  Shares) (6/03)...............................              2008          1.223           1.196            --
                                                             2007          1.239           1.223        88,927
                                                             2006          1.181           1.239       102,927
                                                             2005          1.114           1.181       137,034
                                                             2004          1.000           1.114        67,616

Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Socially Responsible Growth
  Subaccount (Service Shares)..................  (9/03)      2011          1.075           1.054        14,998
                                                             2010          0.964           1.075        17,095
                                                             2009          0.742           0.964        17,620
                                                             2008          1.165           0.742        28,629
                                                             2007          1.113           1.165        32,821
                                                             2006          1.049           1.113        32,885
                                                             2005          1.042           1.049        32,044
                                                             2004          1.000           1.042            --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).......................................              2008          1.150           1.090            --
                                                             2007          1.126           1.150            --
                                                             2006          1.004           1.126            --
                                                             2005          1.000           1.004         1,564

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites
  Subaccount (Class B) (6/03)..................              2007          1.750           1.426        37,016
                                                             2006          1.311           1.750        47,281
                                                             2005          1.209           1.311        88,239
                                                             2004          1.000           1.209        63,171

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05).........              2008          1.018           0.987            --
                                                             2007          1.007           1.018            --
                                                             2006          0.991           1.007            --
                                                             2005          1.000           0.991            --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).......................................              2011          1.163           1.078       113,108
                                                             2010          1.026           1.163       100,007
                                                             2009          0.833           1.026       103,850
                                                             2008          1.281           0.833       114,859
                                                             2007          1.173           1.281       133,412
                                                             2006          1.113           1.173       196,646
                                                             2005          1.053           1.113       251,158
                                                             2004          1.000           1.053       126,915

  DWS Global Opportunities Subaccount (Class B)
  (7/03).......................................              2010          1.205           1.288            --
                                                             2009          0.838           1.205         4,589
                                                             2008          1.727           0.838         4,492
                                                             2007          1.628           1.727         4,494
                                                             2006          1.371           1.628         3,420
                                                             2005          1.193           1.371         3,530
                                                             2004          1.000           1.193         3,201

  DWS Growth & Income Subaccount (Class B)
  (6/03).......................................              2008          1.205           1.128            --
                                                             2007          1.226           1.205        73,355
                                                             2006          1.111           1.226        86,725
                                                             2005          1.079           1.111       208,382
                                                             2004          1.000           1.079        12,452

  DWS Health Care VIP Subaccount (Class B)
  (6/03).......................................              2011          1.145           1.282            --
                                                             2010          1.091           1.145        30,092
                                                             2009          0.920           1.091        34,167
                                                             2008          1.235           0.920        37,677
                                                             2007          1.124           1.235        40,666
                                                             2006          1.091           1.124        40,662
                                                             2005          1.037           1.091        44,250
                                                             2004          1.000           1.037        37,210

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS International Subaccount (Class B)
  (7/03).......................................              2008          1.739           1.659            --
                                                             2007          1.563           1.739       107,722
                                                             2006          1.280           1.563       112,152
                                                             2005          1.135           1.280       200,894
                                                             2004          1.000           1.135       192,174

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B)
  (8/03).......................................              2006          1.214           1.327            --
                                                             2005          1.101           1.214        28,997
                                                             2004          1.000           1.101        21,188

  DWS Balanced Subaccount (Class B) (7/03).....              2008          1.134           1.100            --
                                                             2007          1.116           1.134        28,763
                                                             2006          1.043           1.116        41,166
                                                             2005          1.031           1.043       506,574
                                                             2004          1.000           1.031       648,694

  DWS Blue Chip Subaccount (Class B) (6/03)....              2008          1.335           1.246            --
                                                             2007          1.329           1.335       135,237
                                                             2006          1.185           1.329       149,955
                                                             2005          1.109           1.185       156,702
                                                             2004          1.000           1.109        64,617

  DWS Conservative Allocation Subaccount (Class
  B) (8/04)....................................              2009          0.870           0.874            --
                                                             2008          1.159           0.870            --
                                                             2007          1.137           1.159            --
                                                             2006          1.073           1.137       194,482
                                                             2005          1.055           1.073       472,263
                                                             2004          1.002           1.055            --

  DWS Core Fixed Income Subaccount (Class B)
  (6/03).......................................              2008          1.007           0.968            --
                                                             2007          0.997           1.007        95,404
                                                             2006          0.985           0.997       114,324
                                                             2005          0.993           0.985       331,589
                                                             2004          1.000           0.993       569,162

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).......................................              2008          1.281           1.237            --
                                                             2007          1.263           1.281       149,705
                                                             2006          1.134           1.263       176,637
                                                             2005          1.066           1.134       374,649
                                                             2004          1.000           1.066       228,243

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Dreman Financial Services Subaccount
  (Class B) (7/03).............................              2006          1.026           1.067            --
                                                             2005          1.058           1.026        69,196
                                                             2004          1.000           1.058        23,048

  DWS Dreman High Return Equity Subaccount
  (Class B) (6/03).............................              2008          1.277           1.214            --
                                                             2007          1.341           1.277       116,100
                                                             2006          1.165           1.341       158,352
                                                             2005          1.113           1.165       125,431
                                                             2004          1.000           1.113        97,929

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03).............................              2011          1.468           1.339        59,392
                                                             2010          1.229           1.468        64,677
                                                             2009          0.976           1.229        69,990
                                                             2008          1.511           0.976        80,196
                                                             2007          1.512           1.511        86,062
                                                             2006          1.246           1.512        95,367
                                                             2005          1.165           1.246       121,216
                                                             2004          1.000           1.165        49,334

  DWS Foreign Value Subaccount (Class B)
  (11/04)......................................              2006          1.121           1.334            --
                                                             2005          1.052           1.121       107,493
                                                             2004          1.000           1.052            --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).......................................              2011          1.360           1.130        14,878
                                                             2010          1.233           1.360        14,266
                                                             2009          0.884           1.233        14,380
                                                             2008          1.741           0.884        10,854
                                                             2007          1.690           1.741        14,233
                                                             2006          1.338           1.690        18,090
                                                             2005          1.122           1.338       128,903
                                                             2004          1.000           1.122       141,027

  DWS Government & Agency Securities VIP
  Subaccount (Class B) (6/03)..................              2011          1.140           1.190         4,448
                                                             2010          1.102           1.140         4,524
                                                             2009          1.050           1.102         4,371
                                                             2008          1.032           1.050         2,553
                                                             2007          1.005           1.032         2,897
                                                             2006          0.994           1.005        34,521
                                                             2005          0.998           0.994       355,515
                                                             2004          1.000           0.998       325,683

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Growth Allocation Subaccount (Class B)
  (9/04).......................................              2009          0.811           0.810            --
                                                             2008          1.272           0.811            --
                                                             2007          1.237           1.272            --
                                                             2006          1.128           1.237            --
                                                             2005          1.092           1.128       265,930
                                                             2004          1.016           1.092            --

  DWS High Income Subaccount (Class B) (6/03)..              2008          1.144           1.127            --
                                                             2007          1.169           1.144        73,163
                                                             2006          1.090           1.169        90,246
                                                             2005          1.082           1.090       193,348
                                                             2004          1.000           1.082       149,931

  DWS Income Allocation Subaccount (Class B)
  (8/04).......................................              2006          1.047           1.059            --
                                                             2005          1.039           1.047            --
                                                             2004          1.005           1.039            --

  DWS Index 500 Subaccount (Class B) (7/03)....              2005          1.083           1.095            --
                                                             2004          1.000           1.083        19,465

  DWS International Select Equity Subaccount
  (Class B) (7/03).............................              2008          1.757           1.689            --
                                                             2007          1.553           1.757        34,480
                                                             2006          1.275           1.553        50,728
                                                             2005          1.148           1.275       155,155
                                                             2004          1.000           1.148       118,454

  DWS Janus Growth & Income Subaccount (Class
  B) (7/03)....................................              2008          1.300           1.244            --
                                                             2007          1.257           1.300        54,489
                                                             2006          1.196           1.257        57,989
                                                             2005          1.099           1.196        56,240
                                                             2004          1.000           1.099         9,886

  DWS Janus Growth Opportunities Subaccount
  (Class B) (7/03).............................              2006          1.153           1.130            --
                                                             2005          1.105           1.153         8,893
                                                             2004          1.000           1.105        24,422

  DWS Large Cap Core Subaccount (Class B)
  (12/04)......................................              2006          1.139           1.251            --
                                                             2005          1.036           1.139        44,899

  DWS Large Cap Value Subaccount (Class B)
  (7/03).......................................              2008          1.311           1.288            --
                                                             2007          1.194           1.311        66,024
                                                             2006          1.067           1.194        67,157
                                                             2005          1.078           1.067        67,216
                                                             2004          1.000           1.078         2,855

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class
  B) (8/03)....................................              2006          1.102           1.127            --
                                                             2005          1.138           1.102        35,283
                                                             2004          1.000           1.138        64,106

  DWS Mid Cap Growth Subaccount (Class B)
  (8/03).......................................              2008          1.317           1.235            --
                                                             2007          1.253           1.317         2,931
                                                             2006          1.164           1.253         2,923
                                                             2005          1.042           1.164        45,378
                                                             2004          1.000           1.042        45,980

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).......................................              2009          0.823           0.824            --
                                                             2008          1.214           0.823       186,487
                                                             2007          1.186           1.214       205,631
                                                             2006          1.098           1.186       226,931
                                                             2005          1.073           1.098       249,729
                                                             2004          0.999           1.073       273,922

  DWS Money Market Subaccount (Class B)
  (7/03).......................................              2008          1.015           1.016            --
                                                             2007          0.996           1.015        93,449
                                                             2006          0.981           0.996        94,237
                                                             2005          0.983           0.981        95,008
                                                             2004          1.000           0.983       102,225

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).......................................              2006          0.942           0.954            --
                                                             2005          1.013           0.942       175,853
                                                             2004          1.000           1.013        84,018

  DWS Small Cap Growth Subaccount (Class B)
  (7/03).......................................              2008          1.162           1.011            --
                                                             2007          1.128           1.162        61,668
                                                             2006          1.106           1.128        83,011
                                                             2005          1.064           1.106       125,802
                                                             2004          1.000           1.064        24,255

  DWS Strategic Income Subaccount (Class B)
  (6/03).......................................              2008          1.134           1.132            --
                                                             2007          1.109           1.134        99,086
                                                             2006          1.047           1.109       118,825
                                                             2005          1.055           1.047       328,345
                                                             2004          1.000           1.055       243,785

  DWS Technology Subaccount (Class B) (7/03)...              2010          0.924           0.953            --
                                                             2009          0.593           0.924        27,657
                                                             2008          1.138           0.593        31,098
                                                             2007          1.026           1.138        32,907
                                                             2006          1.049           1.026        33,216
                                                             2005          1.043           1.049        49,178
                                                             2004          1.000           1.043        49,196

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class
  B) (7/03)....................................              2008          1.496           1.388            --
                                                             2007          1.228           1.496        21,337
                                                             2006          1.187           1.228        26,080
                                                             2005          1.096           1.187        27,754
                                                             2004          1.000           1.096         8,551

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class
  B) (4/08) *..................................              2011          1.350           1.345        41,056
                                                             2010          1.197           1.350        45,516
                                                             2009          0.838           1.197        39,809
                                                             2008          1.130           0.838        57,271

  MIST FOF -- Balanced Strategy Subaccount
  (Class B) (5/09).............................              2011          1.115           1.068        73,990
                                                             2010          1.008           1.115        74,028
                                                             2009          0.844           1.008       186,445

  MIST FOF -- Growth Strategy Subaccount (Class
  B) (5/09)....................................              2011          1.148           1.075            --
                                                             2010          1.021           1.148            --
                                                             2009          0.835           1.021            --

  MIST FOF -- Moderate Strategy Subaccount
  (Class B) (5/09).............................              2011          1.148           1.117            --
                                                             2010          1.049           1.148            --
                                                             2009          0.893           1.049            --

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/08).......................................              2011          1.048           0.967        68,175
                                                             2010          0.876           1.048        70,725
                                                             2009          0.658           0.876        76,288
                                                             2008          1.049           0.658        92,100

  MIST MFS(R) Emerging Markets Equity
  Subaccount (Class A) (4/07)..................              2011          2.095           1.664        32,223
                                                             2010          1.735           2.095        34,378
                                                             2009          1.053           1.735        37,252
                                                             2008          2.423           1.053        49,585
                                                             2007          1.937           2.423        43,315

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08).............................              2011          1.361           1.183        79,756
                                                             2010          1.254           1.361        86,153
                                                             2009          0.979           1.254        88,733
                                                             2008          1.691           0.979       109,864

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount
  (Class E) (4/08).............................              2011          1.375           1.385       116,521
                                                             2010          1.260           1.375       129,095
                                                             2009          0.974           1.260       129,539
                                                             2008          1.134           0.974        95,388

  MIST RCM Technology Subaccount (Class E)
  (5/10).......................................              2011          1.137           0.997        19,408
                                                             2010          0.972           1.137        23,351

  MIST T. Rowe Price Mid Cap Growth Subaccount
  (Class B) (4/08) *...........................              2011          1.341           1.284        41,567
                                                             2010          1.078           1.341        46,281
                                                             2009          0.761           1.078        49,243
                                                             2008          1.238           0.761         2,978

  MIST Turner Mid Cap Growth Subaccount (Class
  B) (4/08)....................................              2011          1.330           1.199        19,253
                                                             2010          1.074           1.330        20,397
                                                             2009          0.749           1.074        21,576
                                                             2008          1.383           0.749        21,767

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class
  B) (4/08)....................................              2011          1.021           1.057        72,715
                                                             2010          0.970           1.021        77,568
                                                             2009          0.912           0.970        82,674
                                                             2008          0.971           0.912        85,768

  MSF BlackRock Diversified Subaccount (Class
  B) (4/08)....................................              2011          1.037           1.046        15,818
                                                             2010          0.974           1.037        19,599
                                                             2009          0.855           0.974        23,685
                                                             2008          1.098           0.855        27,025

  MSF BlackRock Large Cap Value Subaccount
  (Class B) (4/08).............................              2011          0.939           0.933        78,538
                                                             2010          0.885           0.939        88,934
                                                             2009          0.818           0.885        93,019
                                                             2008          1.210           0.818        98,221

  MSF BlackRock Money Market Subaccount (Class
  B) (4/08)....................................              2011          1.385           1.348        95,460
                                                             2010          1.422           1.385        83,554
                                                             2009          1.456           1.422        82,199
                                                             2008          1.461           1.456        82,821

                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                    YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                   -----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).......................................              2011          1.051           0.980       107,938
                                                             2010          0.966           1.051       116,580
                                                             2009          0.754           0.966       119,278
                                                             2008          1.232           0.754       137,075

  MSF FI Value Leaders Subaccount (Class B)
  (4/08) *.....................................              2011          1.057           0.964        93,203
                                                             2010          0.950           1.057       105,768
                                                             2009          0.803           0.950       117,244
                                                             2008          1.245           0.803       126,776

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).......................................              2011          0.960           0.951            --
                                                             2010          0.861           0.960            --
                                                             2009          0.702           0.861            --
                                                             2008          1.089           0.702            --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).......................................              2011          1.005           1.000         3,174
                                                             2010          0.940           1.005         3,178
                                                             2009          0.816           0.940         3,183
                                                             2008          1.078           0.816         3,188
                                                             2007          1.064           1.078         3,191
                                                             2006          1.003           1.064         4,240

  MSF MFS(R) Value Subaccount (Class E)
  (4/08).......................................              2011          1.134           1.114        81,742
                                                             2010          1.047           1.134        89,221
                                                             2009          0.891           1.047        95,446
                                                             2008          1.287           0.891        60,541

  MSF Oppenheimer Global Equity Subaccount
  (Class B) (5/10).............................              2011          1.734           1.547         8,213
                                                             2010          1.616           1.734         3,634

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.009           0.969        27,492
                                                             2010          0.887           1.009        30,979
                                                             2009          0.637           0.887        33,461
                                                             2008          1.052           0.637        57,945

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08).............................              2011          1.033           1.021        37,339
                                                             2010          0.788           1.033        43,122
                                                             2009          0.584           0.788        47,620
                                                             2008          0.894           0.584        61,171





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio was merged with and into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP -- Class B was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP -- Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP -- Class B was merged into DWS Variable Series I-DWS Capital Growth VIP -- Class B and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,906,615         $ 873,881        $ 11,151,389  $ 148,056,410
  Due from MetLife Insurance
     Company of Connecticut                      29                --                  --             75
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,906,644           873,881          11,151,389    148,056,485
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,045,760
  Net assets from contracts in payout            --                --                  --         10,725
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS DELAWARE VIP SMALL
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME          CAP VALUE
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                      -------------- -------------- -------------- ------------------
ASSETS:
  Investments at fair value              $ 3,907,284  $ 323,136,906  $ 275,593,870       $ 12,653,737
  Due from MetLife Insurance
     Company of Connecticut                       --            132            176                 18
                                      -------------- -------------- -------------- ------------------
       Total Assets                        3,907,284    323,137,038    275,594,046         12,653,755
                                      -------------- -------------- -------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        4             --             --                 --
                                      -------------- -------------- -------------- ------------------
       Total Liabilities                           4             --             --                 --
                                      -------------- -------------- -------------- ------------------
NET ASSETS                               $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 3,907,280  $ 323,123,373  $ 275,586,990       $ 12,653,755
  Net assets from contracts in payout             --         13,665          7,056                 --
                                      -------------- -------------- -------------- ------------------
       Total Net Assets                  $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================

The accompanying notes are an integral part of these financial statements.

  DREYFUS SOCIALLY DWS I CAPITAL DWS II DREMAN SMALL DWS II GLOBAL DWS II GOVERNMENT &  FIDELITY VIP
RESPONSIBLE GROWTH        GROWTH       MID CAP VALUE      THEMATIC   AGENCY SECURITIES    CONTRAFUND
        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,940         $ 8,260,993   $ 3,026,974         $ 6,487,433 $ 223,714,874
                --            22                  12            --                   5           211
------------------ ------------- ------------------- ------------- ------------------- -------------
           663,326    10,582,962           8,261,005     3,026,974           6,487,438   223,715,085
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,660,925
                --            --                  --            --                  --        54,160
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         FIDELITY VIP
                                      DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH
                                         APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP
                                           SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      --------------- ------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 2,068,676 $ 213,824,135      $ 25,924,815        $ 267,439,764
  Due from MetLife Insurance
     Company of Connecticut                        --            --                --                  180
                                      --------------- ------------- ----------------- --------------------
       Total Assets                         2,068,676   213,824,135        25,924,815          267,439,944
                                      --------------- ------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
       Total Liabilities                           55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
NET ASSETS                                $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 2,068,621 $ 213,448,893      $ 25,880,201        $ 267,316,429
  Net assets from contracts in payout              --       375,241            44,604              123,515
                                      --------------- ------------- ----------------- --------------------
       Total Net Assets                   $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================

The accompanying notes are an integral part of these financial statements.

                   FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
  FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS   FTVIPT TEMPLETON
INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES FOREIGN SECURITIES
       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,965     $ 22,145,019      $ 34,957,692      $ 33,103,290       $ 25,682,023       $ 95,843,879
               33               44               105                --                 --                 81
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
       38,466,998       22,145,063        34,957,797        33,103,290         25,682,023         95,843,960
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================
     $ 38,429,401     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,677,730       $ 95,833,781
           37,597               --                --                --              4,225             10,179
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         INVESCO V.I.          INVESCO V.I.  INVESCO V.I.
                                      DIVIDEND GROWTH GOVERNMENT SECURITIES S&P 500 INDEX INVESCO V.I. UTILITIES
                                           SUBACCOUNT            SUBACCOUNT    SUBACCOUNT             SUBACCOUNT
                                      --------------- --------------------- ------------- ----------------------
ASSETS:
  Investments at fair value               $ 1,552,418          $ 20,877,259   $ 3,145,079            $ 2,366,747
  Due from MetLife Insurance
     Company of Connecticut                        --                     1            --                     12
                                      --------------- --------------------- ------------- ----------------------
       Total Assets                         1,552,418            20,877,260     3,145,079              2,366,759
                                      --------------- --------------------- ------------- ----------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Liabilities                            7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
NET ASSETS                                $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
  Net assets from contracts in payout              --                    --            --                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Net Assets                   $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================

The accompanying notes are an integral part of these financial statements.

  INVESCO V.I. INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
    VAN KAMPEN   VAN KAMPEN        VAN KAMPEN        VAN KAMPEN  JANUS ASPEN
CAPITAL GROWTH     COMSTOCK EQUITY AND INCOME GROWTH AND INCOME   ENTERPRISE JANUS ASPEN OVERSEAS
    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,567  $ 8,042,587     $ 103,925,506      $ 95,293,667 $ 13,553,246         $ 53,633,633
            21           --                --                16          103                   22
-------------- ------------ ----------------- ----------------- ------------ --------------------
    11,358,588    8,042,587       103,925,506        95,293,683   13,553,349           53,633,655
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,563,384
            --           --                --                --           --               70,271
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                                          LMPVET
                                                                LMPVET               LMPVET CLEARBRIDGE VARIABLE
                                      JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
                                        WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              BUILDER
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      ----------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value             $ 797,205        $ 392,842,579        $ 345,221,289        $ 135,638,195
  Due from MetLife Insurance
     Company of Connecticut                    --                  104                   --                    5
                                      ----------- -------------------- -------------------- --------------------
       Total Assets                       797,205          392,842,683          345,221,289          135,638,200
                                      ----------- -------------------- -------------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                    39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
       Total Liabilities                       39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
NET ASSETS                              $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 797,166        $ 392,642,524        $ 345,180,315        $ 135,597,017
  Net assets from contracts in payout          --              200,159               40,754               41,183
                                      ----------- -------------------- -------------------- --------------------
       Total Net Assets                 $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET
CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET               LMPVET LMPVET INVESTMENT
         FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE
       ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE     SMALL CAP GROWTH  SOCIAL AWARENESS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,570         $ 99,836,801        $ 134,081,121         $ 42,401,047         $ 59,480,516      $ 43,793,675
                 119                   44                   22                   22                   52                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
         354,783,689           99,836,845          134,081,143           42,401,069           59,480,568        43,793,675
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================
       $ 354,685,273         $ 99,825,768        $ 134,034,844         $ 42,389,522         $ 59,470,419      $ 43,793,657
              98,416               11,077               46,299               11,547               10,149                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                  LMPVET             LMPVET             LMPVET        LMPVIT WESTERN
                                      VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE ASSET VARIABLE GLOBAL
                                          ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%       HIGH YIELD BOND
                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------------ ------------------ ------------------ ---------------------
ASSETS:
  Investments at fair value                 $ 77,471,716       $ 43,491,073       $ 27,425,050          $ 11,544,769
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Assets                           77,471,716         43,491,073         27,425,050            11,544,769
                                      ------------------ ------------------ ------------------ ---------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                           11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
       Total Liabilities                              11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
NET ASSETS                                  $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 77,425,892       $ 43,491,060       $ 27,425,036          $ 11,544,768
  Net assets from contracts in payout             45,813                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Net Assets                     $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

     LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE HIGH FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
             INCOME     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,049    $ 1,813,964   $ 1,437,023    $ 1,349,865     $ 240,466,590  $ 132,699,673
                 --             --            --             --                --             --
------------------- -------------- ------------- -------------- ----------------- --------------
        113,968,049      1,813,964     1,437,023      1,349,865       240,466,590    132,699,673
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============
      $ 113,924,944    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 237,821,998  $ 132,651,796
             43,074             --            --             --         2,644,591         47,858
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 46,041,552        $ 69,887,990      $ 11,958,751  $ 63,201,023
  Due from MetLife Insurance
     Company of Connecticut                       --                  14                 1            42
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       46,041,552          69,888,004        11,958,752    63,201,065
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                       40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 46,041,051        $ 69,881,632      $ 11,953,217  $ 63,198,102
  Net assets from contracts in payout            461               6,372             5,535         2,963
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LOOMIS SAYLES MIST LORD ABBETT
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH     GLOBAL MARKETS   BOND DEBENTURE
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,813    $ 460,047,207 $ 78,292,584       $ 2,996,588      $ 150,849,575     $ 57,917,571
               9              293           --                --                 --               --
---------------- ---------------- ------------ ----------------- ------------------ ----------------
      12,577,822      460,047,500   78,292,584         2,996,588        150,849,575       57,917,571
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================
    $ 12,577,822    $ 459,583,486 $ 78,285,412       $ 2,996,585      $ 150,582,116     $ 57,912,472
              --          464,014        7,137                --            267,452            5,072
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST LORD ABBETT      MIST MET/EATON MIST MET/FRANKLIN MIST MET/TEMPLETON
                                         MID CAP VALUE VANCE FLOATING RATE     MUTUAL SHARES             GROWTH
                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ------------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 45,537,206         $ 1,239,402         $ 933,133       $ 44,468,892
  Due from MetLife Insurance
     Company of Connecticut                         76                  --                --                 18
                                      ---------------- ------------------- ----------------- ------------------
       Total Assets                         45,537,282           1,239,402           933,133         44,468,910
                                      ---------------- ------------------- ----------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Liabilities                            --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
NET ASSETS                                $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 45,532,724         $ 1,239,402         $ 933,129       $ 44,468,910
  Net assets from contracts in payout            4,558                  --                --                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Net Assets                   $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH
AGGRESSIVE STRATEGY BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,508      $ 21,835,594    $ 18,833,177      $ 14,146,309      $ 74,235,988      $ 99,020,717
                 --                 5               6                 5                17                --
------------------- ----------------- --------------- ----------------- ----------------- -----------------
         49,596,508        21,835,599      18,833,183        14,146,314        74,236,005        99,020,717
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,233,546      $ 98,976,189
                 --                --              --                --             2,459            44,522
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST MORGAN                               MIST PIMCO
                                      STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
                                               GROWTH CAPITAL APPRECIATION                BOND           RETURN
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                      --------------- -------------------- ------------------- ----------------
ASSETS:
  Investments at fair value              $ 12,905,012        $ 284,007,058       $ 115,644,599    $ 397,228,580
  Due from MetLife Insurance
     Company of Connecticut                        --                   --                  36               70
                                      --------------- -------------------- ------------------- ----------------
       Total Assets                        12,905,012          284,007,058         115,644,635      397,228,650
                                      --------------- -------------------- ------------------- ----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
       Total Liabilities                           16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
NET ASSETS                               $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 12,904,996        $ 283,799,677       $ 115,611,099    $ 397,204,541
  Net assets from contracts in payout              --              207,357              33,536           24,109
                                      --------------- -------------------- ------------------- ----------------
       Total Net Assets                  $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================

The accompanying notes are an integral part of these financial statements.

                      MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF    LARGE CAP VALUE
       SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,636    $ 224,047,103 $ 8,570,802    $ 117,213,933    $ 141,546,860      $ 117,195,190
               --               19          --               --               --                 83
----------------- ---------------- ----------- ---------------- ---------------- ------------------
       60,273,636      224,047,122   8,570,802      117,213,933      141,546,860        117,195,273
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================
     $ 60,249,607    $ 223,958,613 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,190,068
           24,019           88,509          --               --               --              5,205
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,490,862     $ 125,154,303     $ 2,427,478   $ 168,446,905
  Due from MetLife Insurance
     Company of Connecticut                           --                56               5              --
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,490,862       125,154,359       2,427,483     168,446,905
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                            9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                               9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,490,853     $ 125,036,927     $ 2,427,483   $ 168,417,596
  Net assets from contracts in payout                 --           117,432              --          29,296
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                      MSF BARCLAYS
  MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
MULTI CAP GROWTH        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,257     $ 103,893,644      $ 90,389,388      $ 250,881,227 $ 241,546,522    $ 15,175,773
              14                --               109                433             7               8
---------------- ----------------- ----------------- ------------------ ------------- ---------------
       1,037,271       103,893,644        90,389,497        250,881,660   241,546,529      15,175,781
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============
     $ 1,037,271     $ 103,664,480      $ 90,381,838      $ 250,696,503 $ 240,948,920    $ 15,175,781
              --           229,152             7,659            185,157       597,609              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 206,179,928 $ 396,781,273     $ 110,626,658 $ 75,345,419
  Due from MetLife Insurance
     Company of Connecticut                        232           110               125          213
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        206,180,160   396,781,383       110,626,783   75,345,632
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 205,989,604 $ 396,638,630     $ 110,612,109 $ 75,344,394
  Net assets from contracts in payout          190,556       142,753            14,674        1,238
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL  MSF METLIFE         MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL CONSERVATIVE     CONSERVATIVE TO
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY   ALLOCATION MODERATE ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,268       $ 1,346,976     $ 2,053,471           $ 115,818 $ 37,895,248        $ 85,251,517
                 --                 6              26                  --           --                  --
------------------- ----------------- --------------- ------------------- ------------ -------------------
         43,819,268         1,346,982       2,053,497             115,818   37,895,248          85,251,517
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,247,183
                 --                --              --                  --           --               4,320
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                    MSF METLIFE
                                      MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
                                      CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                      --------------- ------------------- --------------------- -----------------
ASSETS:
  Investments at fair value               $ 7,567,185       $ 387,765,144         $ 318,588,634     $ 710,740,388
  Due from MetLife Insurance
     Company of Connecticut                        --                   4                    --               163
                                      --------------- ------------------- --------------------- -----------------
       Total Assets                         7,567,185         387,765,148           318,588,634       710,740,551
                                      --------------- ------------------- --------------------- -----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
       Total Liabilities                            5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
NET ASSETS                                $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 7,567,180       $ 387,765,148         $ 318,545,782     $ 710,033,379
  Net assets from contracts in payout              --                  --                42,834           707,172
                                      --------------- ------------------- --------------------- -----------------
       Total Net Assets                   $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

                                                               MSF NEUBERGER
MSF MFS TOTAL               MSF MORGAN STANLEY  MSF NEUBERGER BERMAN MID CAP MSF OPPENHEIMER
       RETURN MSF MFS VALUE         EAFE INDEX BERMAN GENESIS          VALUE   GLOBAL EQUITY
   SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,717  $ 63,956,004       $ 56,199,025       $ 20,006   $ 14,451,063   $ 301,581,493
          269            20                 --             --             29             124
------------- ------------- ------------------ -------------- -------------- ---------------
  499,287,986    63,956,024         56,199,025         20,006     14,451,092     301,581,617
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============
$ 498,911,417  $ 63,940,331       $ 56,122,222       $ 20,005   $ 14,451,092   $ 301,494,646
      376,569        15,693             76,784             --             --          86,971
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 93,301,313      $ 38,361,873      $ 97,794,779         $ 59,620,518
  Due from MetLife Insurance
     Company of Connecticut                         --                17                10                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                         93,301,313        38,361,890        97,794,789           59,620,518
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                                $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 93,226,420      $ 38,356,799      $ 97,785,522         $ 59,609,125
  Net assets from contracts in payout           74,875             5,091             9,267               11,393
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                   $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET                                                              PIONEER VCT       PIONEER VCT
  MANAGEMENT U.S. PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY          IBBOTSON IBBOTSON MODERATE
       GOVERNMENT              VALUE EMERGING MARKETS             INCOME GROWTH ALLOCATION        ALLOCATION
       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,330       $ 10,766,608     $ 15,409,907       $ 19,180,885     $ 217,767,447     $ 116,552,411
               --                  8               80                 43                32                28
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
      148,935,330         10,766,616       15,409,987         19,180,928       217,767,479       116,552,439
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================
    $ 148,861,994       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
           73,298                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                        PIONEER VCT PIONEER VCT REAL
                                      MID CAP VALUE    ESTATE SHARES  UIF GROWTH UIF U.S. REAL ESTATE
                                         SUBACCOUNT       SUBACCOUNT  SUBACCOUNT           SUBACCOUNT
                                      ------------- ---------------- ----------- --------------------
ASSETS:
  Investments at fair value            $ 32,437,447     $ 13,366,609 $ 7,349,789         $ 15,642,007
  Due from MetLife Insurance
     Company of Connecticut                      23               29          21                   --
                                      ------------- ---------------- ----------- --------------------
       Total Assets                      32,437,470       13,366,638   7,349,810           15,642,007
                                      ------------- ---------------- ----------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
       Total Liabilities                         --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
NET ASSETS                             $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
  Net assets from contracts in payout            --               --          --                   --
                                      ------------- ---------------- ----------- --------------------
       Total Net Assets                $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================

The accompanying notes are an integral part of these financial statements.

 WELLS FARGO VT
SMALL CAP VALUE
     SUBACCOUNT
---------------
    $ 3,218,601
             --
---------------
      3,218,601
---------------
             19
---------------
             19
---------------
    $ 3,218,582
===============
    $ 3,218,582
             --
---------------
    $ 3,218,582
===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                            ALLIANCEBERNSTEIN
                                           ALGER CAPITAL      GLOBAL THEMATIC                        AMERICAN FUNDS
                                            APPRECIATION               GROWTH    AMERICAN FUNDS BOND  GLOBAL GROWTH
                                              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT     SUBACCOUNT
                                           ---------------- -------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ --              $ 4,144              $ 329,756    $ 2,198,241
                                           ---------------- -------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   67,573               18,151                152,585      2,839,258
     Administrative charges                        5,816                1,734                 15,665        251,726
                                           ---------------- -------------------- ------------------- -----------------
        Total expenses                            73,389               19,885                168,250      3,090,984
                                           ---------------- -------------------- ------------------- -----------------
           Net investment income (loss)          (73,389)             (15,741)               161,506       (892,743)
                                           ---------------- -------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --                   --                     --             --
     Realized gains (losses) on sale of
        investments                              193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
           Net realized gains (losses)           193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (296,244)            (338,252)                27,858    (22,994,961)
                                           ---------------- -------------------- ------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (103,152)            (262,437)               274,669    (17,208,451)
                                           ---------------- -------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (176,541)          $ (278,178)             $ 436,175  $ (18,101,194)
                                           ================ ==================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS
  GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    DELAWARE VIP SMALL      DREYFUS SOCIALLY    DWS I CAPITAL
CAPITALIZATION            GROWTH     GROWTH-INCOME             CAP VALUE    RESPONSIBLE GROWTH           GROWTH
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
      $ 97,971       $ 2,243,819       $ 4,570,797             $ 111,979               $ 4,039         $ 39,007
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
        98,051         6,230,865         5,274,021               151,194                10,932          198,854
        10,047           542,999           461,353                 4,828                   889           16,314
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       108,098         6,773,864         5,735,374               156,022                11,821          215,168
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       (10,127)       (4,530,045)       (1,164,577)              (44,043)               (7,782)        (176,161)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
            --                --                --                    --                    --               --
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,772,730)      (20,479,662)       (9,204,681)           (3,161,046)              (13,196)        (982,632)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,388,271)      (15,766,138)       (9,644,068)              606,653                (3,161)        (800,954)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
  $ (1,398,398)    $ (20,296,183)    $ (10,808,645)            $ 562,610             $ (10,943)      $ (977,115)
================= ================= ================= ===================== ===================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           DWS II DREMAN SMALL    DWS II GLOBAL    DWS II GOVERNMENT &  FIDELITY VIP
                                                 MID CAP VALUE         THEMATIC      AGENCY SECURITIES    CONTRAFUND
                                                    SUBACCOUNT       SUBACCOUNT             SUBACCOUNT    SUBACCOUNT
                                           ---------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
     Dividends                                        $ 64,948          $ 9,472              $ 222,497   $ 1,926,729
                                           ---------------------- ---------------- ------------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                        173,443           70,645                104,510     3,566,198
     Administrative charges                             14,295            5,809                  8,700       202,669
                                           ---------------------- ---------------- ------------------- ----------------
        Total expenses                                 187,738           76,454                113,210     3,768,867
                                           ---------------------- ---------------- ------------------- ----------------
           Net investment income (loss)               (122,790)         (66,982)               109,287    (1,842,138)
                                           ---------------------- ---------------- ------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                            --               --                 92,053            --
     Realized gains (losses) on sale of
        investments                                   (387,338)        (336,640)                42,179    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)                (387,338)        (336,640)               134,232    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (248,873)        (180,709)                35,389    (4,937,022)
                                           ---------------------- ---------------- ------------------- ----------------
     Net realized and change in unrealized
        gains (losses) on investments                 (636,211)        (517,349)               169,621    (8,384,157)
                                           ---------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (759,001)      $ (584,331)             $ 278,908 $ (10,226,295)
                                           ====================== ================ =================== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP                                                                                        FTVIPT FRANKLIN
DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN    RISING DIVIDENDS
   APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES          SECURITIES
     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
           $ --      $ 5,546,727          $ 1,798,866                $ 65,644          $ 2,630,819           $ 344,684
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         31,846        2,870,324              342,076               4,397,201              707,064             403,406
          2,216           17,014                   94                 245,867               65,722              33,920
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,062        2,887,338              342,170               4,643,068              772,786             437,326
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (34,062)       2,659,389            1,456,696              (4,577,424)           1,858,033             (92,642)
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
             --               --                   --                 515,776                   --                  --
         34,857       (2,487,608)            (572,908)              6,025,673              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,857       (2,487,608)            (572,908)              6,541,449              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (96,275)        (711,393)            (101,925)            (40,829,193)          (2,039,182)            492,548
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (61,418)      (3,199,001)            (674,833)            (34,287,744)          (1,477,326)          1,001,594
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
      $ (95,480)      $ (539,612)           $ 781,863           $ (38,865,168)           $ 380,707           $ 908,952
================== ================ ==================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             FTVIPT FRANKLIN                           FTVIPT TEMPLETON
                                               SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON
                                           GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- -------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                          $ --            $ 881,917             $ 296,899           $ 2,036,085
                                           -------------------- -------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                      684,762              612,490               361,422             1,970,679
     Administrative charges                           53,263               61,402                   719               151,474
                                           -------------------- -------------------- --------------------- ---------------------
        Total expenses                               738,025              673,892               362,141             2,122,153
                                           -------------------- -------------------- --------------------- ---------------------
           Net investment income (loss)             (738,025)             208,025               (65,242)              (86,068)
                                           -------------------- -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                    --                    --
     Realized gains (losses) on sale of
        investments                                1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
           Net realized gains (losses)             1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (3,391,329)            (432,198)           (5,395,367)          (14,200,122)
                                           -------------------- -------------------- --------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments             (1,632,950)          (1,129,463)           (5,382,565)          (13,301,789)
                                           -------------------- -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,370,975)          $ (921,438)         $ (5,447,807)        $ (13,387,857)
                                           ==================== ==================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                         INVESCO V.I.      INVESCO V.I.
   INVESCO V.I.             INVESCO V.I.     INVESCO V.I.                                  VAN KAMPEN        VAN KAMPEN
DIVIDEND GROWTH    GOVERNMENT SECURITIES    S&P 500 INDEX    INVESCO V.I. UTILITIES    CAPITAL GROWTH          COMSTOCK
     SUBACCOUNT           SUBACCOUNT (a)       SUBACCOUNT                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT (a)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
       $ 27,157                     $ --        $ 115,309                  $ 73,633              $ --              $ --
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         35,496                  256,575          122,956                    41,379           217,479            88,337
          2,731                   24,075            9,789                     3,339            19,408             8,656
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         38,227                  280,650          132,745                    44,718           236,887            96,993
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (11,070)                (280,650)         (17,436)                   28,915          (236,887)          (96,993)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
             --                       --               --                        --                --                --
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (45,194)               1,275,198         (334,887)                  316,207        (1,481,583)         (920,303)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (27,755)               1,554,628         (124,103)                  282,570          (583,030)       (1,034,775)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
      $ (38,825)             $ 1,273,978       $ (141,539)                $ 311,485        $ (819,917)     $ (1,131,768)
================== ======================== ================ ========================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                INVESCO V.I.         INVESCO V.I.
                                                  VAN KAMPEN           VAN KAMPEN    JANUS ASPEN
                                           EQUITY AND INCOME    GROWTH AND INCOME     ENTERPRISE    JANUS ASPEN OVERSEAS
                                                  SUBACCOUNT           SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
                                           -------------------- -------------------- -------------- -----------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,369,388          $ 1,138,255           $ --               $ 282,656
                                           -------------------- -------------------- -------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,909,138            1,734,464        220,365                 959,294
     Administrative charges                          190,881              172,143         18,396                  10,188
                                           -------------------- -------------------- -------------- -----------------------
        Total expenses                             2,100,019            1,906,607        238,761                 969,482
                                           -------------------- -------------------- -------------- -----------------------
           Net investment income (loss)              269,369             (768,352)      (238,761)               (686,826)
                                           -------------------- -------------------- -------------- -----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --             --                 743,470
     Realized gains (losses) on sale of
        investments                                3,304,871            2,595,490      1,018,681               1,426,056
                                           -------------------- -------------------- -------------- -----------------------
           Net realized gains (losses)             3,304,871            2,595,490      1,018,681               2,169,526
                                           -------------------- -------------------- -------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (6,928,875)          (5,959,759)    (1,209,794)            (29,566,214)
                                           -------------------- -------------------- -------------- -----------------------
     Net realized and change in unrealized
        gains (losses) on investments             (3,624,004)          (3,364,269)      (191,113)            (27,396,688)
                                           -------------------- -------------------- -------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,354,635)        $ (4,132,621)    $ (429,874)          $ (28,083,514)
                                           ==================== ==================== ============== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET                  LMPVET
                             LMPVET                  LMPVET    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE                LMPVET
JANUS ASPEN    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE           EQUITY INCOME             FUNDAMENTAL  CLEARBRIDGE VARIABLE
  WORLDWIDE       AGGRESSIVE GROWTH            APPRECIATION                 BUILDER           ALL CAP VALUE      LARGE CAP GROWTH
 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
    $ 4,495               $ 757,258             $ 5,692,168             $ 4,484,069             $ 5,153,897             $ 475,222
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,357               6,687,925               5,697,607               2,358,025               5,915,885             1,688,011
         40                 597,823                 569,973                 208,067                 533,693               145,697
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,397               7,285,748               6,267,580               2,566,092               6,449,578             1,833,708
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
       (902)             (6,528,490)               (575,412)              1,917,977              (1,295,681)           (1,358,486)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
         --                      --                      --                      --                      --                    --
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (150,745)            (15,938,881)               (460,520)             11,691,431             (27,146,877)           (4,786,309)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (134,691)             13,898,558               4,823,626               3,716,029             (29,571,404)             (925,102)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
 $ (135,593)            $ 7,370,068             $ 4,248,214             $ 5,634,006           $ (30,867,085)         $ (2,283,588)
============== ======================= ======================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                         LMPVET                 LMPVET                  LMPVET   LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE           MID CAP CORE        SMALL CAP GROWTH    SOCIAL AWARENESS
                                                     SUBACCOUNT             SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                           ---------------------- ----------------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ 3,090,773                   $ --                    $ --           $ 508,700
                                           ---------------------- ----------------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                       1,899,103                811,254                 990,867             623,634
     Administrative charges                             183,069                 78,309                  79,699              22,871
                                           ---------------------- ----------------------- ---------------------- -----------------
        Total expenses                                2,082,172                889,563               1,070,566             646,505
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net investment income (loss)               1,008,601               (889,563)             (1,070,566)           (137,805)
                                           ---------------------- ----------------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             --                     --               1,000,272                  --
     Realized gains (losses) on sale of
        investments                                  (3,263,606)             1,201,339               2,639,385             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net realized gains (losses)               (3,263,606)             1,201,339               3,639,657             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                7,717,041             (2,733,518)             (2,303,613)           (766,908)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments                 4,453,435             (1,532,179)              1,336,044            (474,926)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 5,462,036           $ (2,421,742)              $ 265,478          $ (612,731)
                                           ====================== ======================= ====================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

            LMPVET                LMPVET                LMPVET           LMPVIT WESTERN         LMPVIT WESTERN     MIST AMERICAN
VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    FUNDS BALANCED
    ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%          HIGH YIELD BOND                 INCOME        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
       $ 2,091,244             $ 890,906             $ 434,599                $ 946,148           $ 10,518,743          $ 31,731
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,175,625               627,522               393,723                  221,881              1,968,498            16,507
           132,078                73,825                46,480                   19,364                195,510                37
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,307,703               701,347               440,203                  241,245              2,164,008            16,544
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           783,541               189,559                (5,604)                 704,903              8,354,735            15,187
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
                --                    --                    --                       --                     --             1,397
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           87,253
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           88,650
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
        (1,482,053)             (543,178)             (581,634)                (609,805)            (2,567,605)         (158,223)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
          (830,892)             (942,335)             (998,854)                (675,593)            (6,670,470)          (69,573)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         $ (47,351)           $ (752,776)         $ (1,004,458)                $ 29,310            $ 1,684,265         $ (54,386)
===================== ===================== ===================== ======================== ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ---------------- ----------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                  $ 25,264          $ 19,941          $ 3,902,056       $ 9,990,632
                                           ---------------- ----------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   16,519            10,216            3,013,836         2,080,482
     Administrative charges                           42                28                   --           140,636
                                           ---------------- ----------------- -------------------- -----------------
        Total expenses                            16,561            10,244            3,013,836         2,221,118
                                           ---------------- ----------------- -------------------- -----------------
           Net investment income (loss)            8,703             9,697              888,220         7,769,514
                                           ---------------- ----------------- -------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --             6,251                   --                --
     Realized gains (losses) on sale of
        investments                               70,376            18,528           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
           Net realized gains (losses)            70,376            24,779           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (198,256)          (44,519)           6,658,661        (8,138,446)
                                           ---------------- ----------------- -------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (127,880)          (19,740)            (171,621)       (6,165,614)
                                           ---------------- ----------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (119,177)        $ (10,043)           $ 716,599       $ 1,603,900
                                           ================ ================= ==================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 519,711            $ 3,371,431            $ 258,594         $ 22,752                $ --         $ 9,478,407
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       736,203              1,221,089              224,086        1,190,935             227,647           6,453,905
        70,254                 80,873               13,270           94,285              14,757             112,542
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       806,457              1,301,962              237,356        1,285,220             242,404           6,566,447
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (286,746)             2,069,469               21,238       (1,262,468)           (242,404)          2,911,960
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     1,772,980             (1,177,992)          (2,311,385)      (8,551,550)           (841,194)        (41,942,954)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       (38,515)            (7,387,879)          (1,757,216)     (10,715,077)           (212,524)        (46,494,198)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    $ (325,261)          $ (5,318,410)        $ (1,735,978)   $ (11,977,545)         $ (454,928)      $ (43,582,238)
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS      BOND DEBENTURE
                                             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------- -------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                $ 805,944                 $ --           $ 4,205,726         $ 4,073,827
                                           --------------- -------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        charges                               1,207,729               32,761             2,069,926             927,707
     Administrative charges                      68,747                2,696                 1,380              84,294
                                           --------------- -------------------- --------------------- -------------------
        Total expenses                        1,276,476               35,457             2,071,306           1,012,001
                                           --------------- -------------------- --------------------- -------------------
           Net investment income (loss)        (470,532)             (35,457)            2,134,420           3,061,826
                                           --------------- -------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --                   --                    --                  --
     Realized gains (losses) on sale of
        investments                           1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
           Net realized gains (losses)        1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                       (6,270,867)            (234,951)           (7,312,567)         (2,623,590)
                                           --------------- -------------------- --------------------- -------------------
     Net realized and change in unrealized
        gains (losses) on investments        (5,232,461)            (242,689)           (5,610,980)           (898,960)
                                           --------------- -------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (5,702,993)          $ (278,146)         $ (3,476,560)        $ 2,162,866
                                           =============== ==================== ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON           MIST METLIFE         MIST METLIFE
   MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH    AGGRESSIVE STRATEGY    BALANCED STRATEGY
      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       $ 287,649               $ 21,033             $ 28,576             $ 441,466                   $ --            $ 380,364
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         930,547                 21,983               17,993               759,629                443,814              434,115
          75,694                  1,900                1,454                69,592                  5,722               35,658
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       1,006,241                 23,883               19,447               829,221                449,536              469,773
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
        (718,592)                (2,850)               9,129              (387,755)              (449,536)             (89,409)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
              --                  2,765               56,677                    --                     --                   --
      (2,450,156)                (3,696)                (715)               (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (2,450,156)                  (931)              55,962                (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         683,560                (13,103)             (99,318)           (6,650,212)            (7,641,139)          (1,653,151)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (1,766,596)               (14,034)             (43,356)           (6,658,473)            (8,350,092)            (729,759)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
    $ (2,485,188)             $ (16,884)           $ (34,227)         $ (7,046,228)          $ (8,799,628)          $ (819,168)
=================== ====================== ==================== ===================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              MIST METLIFE         MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH
                                           GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY        INTERNATIONAL
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                   $ 319,220            $ 267,054          $ 1,476,543          $ 1,246,842
                                           ------------------ -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                    384,839              287,077            1,612,739            1,464,983
     Administrative charges                         31,349               23,176              136,733              122,691
                                           ------------------ -------------------- -------------------- --------------------
        Total expenses                             416,188              310,253            1,749,472            1,587,674
                                           ------------------ -------------------- -------------------- --------------------
           Net investment income (loss)            (96,968)             (43,199)            (272,929)            (340,832)
                                           ------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                                884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)             884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (1,953,025)          (1,203,271)         (20,750,405)         (15,112,552)
                                           ------------------ -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments           (1,068,948)            (342,081)         (19,865,758)         (18,975,773)
                                           ------------------ -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,165,916)          $ (385,280)       $ (20,138,687)       $ (19,316,605)
                                           ================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

    MIST MORGAN                                     MIST PIMCO
STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO                             MIST PIONEER
         GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME
     SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      $ 118,615             $ 1,023,878            $ 2,035,612 $ 10,978,021            $ 564,819        $ 11,885,728
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        274,144               3,900,675              1,767,340    6,513,930              847,855           3,818,066
         24,259                  29,270                122,702      497,454               70,716             333,749
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        298,403               3,929,945              1,890,042    7,011,384              918,571           4,151,815
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (179,788)             (2,906,067)               145,570    3,966,637             (353,752)          7,733,913
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        447,876                      --              5,274,449   12,706,662                   --           1,592,993
      1,008,641              (4,551,348)             2,089,633    9,484,723            1,322,323          10,111,299
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      1,456,517              (4,551,348)             7,364,082   22,191,385            1,322,323          11,704,292
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
     (2,415,947)              1,085,452              2,785,833  (20,363,357)          (7,168,938)        (14,503,293)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (959,430)             (3,465,896)            10,149,915    1,828,028           (5,846,615)         (2,799,001)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
   $ (1,139,218)           $ (6,371,963)          $ 10,295,485  $ 5,794,665         $ (6,200,367)        $ 4,934,912
================== ======================= =================== =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MIST RCM    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             TECHNOLOGY      AND INCOME ETF                 ETF       LARGE CAP VALUE
                                             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                           --------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ --         $ 2,168,174         $ 2,459,112             $ 852,971
                                           --------------- ------------------- ------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                 122,453           1,534,717           1,890,130             2,186,621
     Administrative charges                      11,153                  --                  --               169,717
                                           --------------- ------------------- ------------------- ---------------------
        Total expenses                          133,606           1,534,717           1,890,130             2,356,338
                                           --------------- ------------------- ------------------- ---------------------
           Net investment income (loss)        (133,606)            633,457             568,982            (1,503,367)
                                           --------------- ------------------- ------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --           2,329,404                  --                    --
     Realized gains (losses) on sale of
        investments                             (82,392)          1,055,254             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)          (82,392)          3,384,658             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                       (1,765,055)         (4,165,475)         (6,336,615)              (22,210)
                                           --------------- ------------------- ------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments        (1,847,447)           (780,817)         (5,481,382)           (6,021,916)
                                           --------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (1,981,053)         $ (147,360)       $ (4,912,400)         $ (7,525,283)
                                           =============== =================== =================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                          MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN      MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    MULTI CAP GROWTH           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
              $ --          $ 1,543,961               $ --        $ 2,376,076                $ --          $ 3,796,413
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            66,890            2,095,631             50,969          3,043,964              26,714            1,255,159
             5,712              117,467              4,070            284,171               1,932                  180
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            72,602            2,213,098             55,039          3,328,135              28,646            1,255,339
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           (72,602)            (669,137)           (55,039)          (952,059)            (28,646)           2,541,074
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           112,646                   --                 --                 --                  --                   --
           225,498           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           338,144           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (449,435)         (11,812,952)          (240,079)       (22,062,746)           (225,771)           3,169,218
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (111,291)         (15,274,122)          (176,146)        (4,250,909)            (91,601)           3,865,806
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
        $ (183,893)       $ (15,943,259)        $ (231,185)      $ (5,202,968)         $ (120,247)         $ 6,406,880
===================== ==================== ================== ================== =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MSF BLACKROCK    MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH                INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------------ ------------- ------------------
INVESTMENT INCOME:
     Dividends                                     $ 226,334          $ 10,798,473   $ 6,274,430       $ 156,852
                                           -------------------- ------------------ ------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,397,741             3,929,298     3,200,786         288,633
     Administrative charges                          137,623               296,668        17,092          23,254
                                           -------------------- ------------------ ------------- ------------------
        Total expenses                             1,535,364             4,225,966     3,217,878         311,887
                                           -------------------- ------------------ ------------- ------------------
           Net investment income (loss)           (1,309,030)            6,572,507     3,056,552        (155,035)
                                           -------------------- ------------------ ------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                    --            --              --
     Realized gains (losses) on sale of
        investments                                2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
           Net realized gains (losses)             2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            (5,755,682)            2,893,526       729,222         628,393
                                           -------------------- ------------------ ------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments             (2,795,102)            6,117,233     3,625,096         261,823
                                           -------------------- ------------------ ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,104,132)         $ 12,689,740   $ 6,681,648       $ 106,788
                                           ==================== ================== ============= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 460,522             $ --            $ 466,799       $ 936,209               $ 54,619                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,155,170        6,187,981            1,608,673       1,311,739                712,048               20,184
         268,877          506,806              129,213         109,043                 75,520                1,651
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,424,047        6,694,787            1,737,886       1,420,782                787,568               21,835
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,963,525)      (6,694,787)          (1,271,087)       (484,573)              (732,949)             (21,835)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (37,628,458)              --          (10,373,169)        893,660               (562,643)            (140,818)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (21,623,109)              --          (12,537,441)     (6,082,196)               497,476              (91,296)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
   $ (24,586,634)    $ (6,694,787)       $ (13,808,528)   $ (6,566,769)            $ (235,473)          $ (113,131)
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                              MSF
                                                                  MET/DIMENSIONAL     MSF METLIFE            MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL    CONSERVATIVE        CONSERVATIVE TO
                                             MID CAP VALUE                COMPANY      ALLOCATION    MODERATE ALLOCATION
                                                SUBACCOUNT             SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                           ------------------ ---------------------- --------------- ----------------------
INVESTMENT INCOME:
     Dividends                                    $ 16,518                $ 2,293       $ 935,773            $ 1,849,058
                                           ------------------ ---------------------- --------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                     32,988                  2,211         584,278              1,150,790
     Administrative charges                          3,183                    173          37,087                 29,711
                                           ------------------ ---------------------- --------------- ----------------------
        Total expenses                              36,171                  2,384         621,365              1,180,501
                                           ------------------ ---------------------- --------------- ----------------------
           Net investment income (loss)            (19,653)                   (91)        314,408                668,557
                                           ------------------ ---------------------- --------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                  4,373              --                     --
     Realized gains (losses) on sale of
        investments                                 61,646                    554       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
           Net realized gains (losses)              61,646                  4,927       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                              63,620                (29,384)       (799,840)            (1,745,916)
                                           ------------------ ---------------------- --------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments              125,266                (24,457)        298,619               (869,836)
                                           ------------------ ---------------------- --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 105,613              $ (24,548)      $ 613,027             $ (201,279)
                                           ================== ====================== =============== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                    MSF METLIFE
MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE
     SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       $ 75,470            $ 6,394,896              $ 4,904,659         $ 12,575,089     $ 14,627,309      $ 1,120,686
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,187,789                4,203,262           14,001,330        7,796,197        1,059,913
             --                 62,371                   28,848              518,229          626,740           62,232
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,250,160                4,232,110           14,519,559        8,422,937        1,122,145
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        (25,487)             1,144,736                  672,549           (1,944,470)       6,204,372           (1,459)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        346,449                     --                       --            4,771,288               --               --
        146,396               (688,451)              (2,900,887)          14,013,565       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        492,845               (688,451)              (2,900,887)          18,784,853       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (746,319)           (10,874,963)             (14,403,833)         (16,373,680)       7,839,003           88,961
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (253,474)           (11,563,414)             (17,304,720)           2,411,173       (1,855,630)        (379,200)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
     $ (278,961)         $ (10,418,678)           $ (16,632,171)           $ 466,703      $ 4,348,742       $ (380,659)
================== ====================== ======================== ==================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MSF NEUBERGER
                                           MSF MORGAN STANLEY     MSF NEUBERGER    BERMAN MID CAP    MSF OPPENHEIMER
                                                   EAFE INDEX    BERMAN GENESIS             VALUE      GLOBAL EQUITY
                                                   SUBACCOUNT    SUBACCOUNT (a)        SUBACCOUNT         SUBACCOUNT
                                           --------------------- ----------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                                    $ 1,673,086              $ --         $ 137,333        $ 6,761,683
                                           --------------------- ----------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                       772,468                71           260,493          4,864,739
     Administrative charges                             1,845                 5            25,400            168,814
                                           --------------------- ----------------- ----------------- ------------------
        Total expenses                                774,313                76           285,893          5,033,553
                                           --------------------- ----------------- ----------------- ------------------
           Net investment income (loss)               898,773               (76)         (148,560)         1,728,130
                                           --------------------- ----------------- ----------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                           --                --                --                 --
     Realized gains (losses) on sale of
        investments                                (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
           Net realized gains (losses)             (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                             (6,334,332)              335          (663,081)       (32,567,930)
                                           --------------------- ----------------- ----------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments              (9,898,190)              337        (1,157,435)       (33,601,527)
                                           --------------------- ----------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (8,999,417)            $ 261      $ (1,305,995)     $ (31,873,397)
                                           ===================== ================= ================= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET    MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S. PIONEER VCT CULLEN
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT              VALUE
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
     $ 1,110,731                 $ --                 $ --               $ 405,409          $ 2,473,015           $ 92,068
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,223,284              650,619            1,395,787                 701,698            2,044,445            216,752
           5,723               55,442               60,247                  66,105              151,332             18,814
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,229,007              706,061            1,456,034                 767,803            2,195,777            235,566
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (118,276)            (706,061)          (1,456,034)               (362,394)             277,238           (143,498)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
              --                   --                   --                      --            5,675,771                 --
        (447,044)           1,286,583            4,434,771                 283,149              436,391            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (447,044)           1,286,583            4,434,771                 283,149            6,112,162            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (4,743,400)          (1,668,794)          (2,841,905)              1,196,855               69,362           (528,798)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (5,190,444)            (382,211)           1,592,866               1,480,004            6,181,524           (542,896)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
    $ (5,308,720)        $ (1,088,272)           $ 136,832             $ 1,117,610          $ 6,458,762         $ (686,394)
=================== ==================== ==================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                        PIONEER VCT          PIONEER VCT
                                                PIONEER VCT    PIONEER VCT EQUITY          IBBOTSON    IBBOTSON MODERATE
                                           EMERGING MARKETS                INCOME GROWTH ALLOCATION           ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                           ------------------- ------------------ -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                         $ --             $ 409,410       $ 4,637,174          $ 3,221,070
                                           ------------------- ------------------ -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                     377,407               353,969         4,974,401            2,608,109
     Administrative charges                          31,239                30,779           353,325              191,372
                                           ------------------- ------------------ -------------------- --------------------
        Total expenses                              408,646               384,748         5,327,726            2,799,481
                                           ------------------- ------------------ -------------------- --------------------
           Net investment income (loss)            (408,646)               24,662          (690,552)             421,589
                                           ------------------- ------------------ -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         --                    --                --                   --
     Realized gains (losses) on sale of
        investments                                 557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
           Net realized gains (losses)              557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (5,700,836)              675,856       (10,426,952)          (5,383,568)
                                           ------------------- ------------------ -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments            (5,143,436)              775,888       (12,120,670)          (5,597,036)
                                           ------------------- ------------------ -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (5,552,082)            $ 800,550     $ (12,811,222)        $ (5,175,447)
                                           =================== ================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                                           WELLS FARGO VT
MID CAP VALUE       ESTATE SHARES    UIF GROWTH    UIF U.S. REAL ESTATE    SMALL CAP VALUE
   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
---------------- ------------------- ------------- ----------------------- ------------------
    $ 250,662           $ 318,967       $ 9,687               $ 158,383           $ 23,746
---------------- ------------------- ------------- ----------------------- ------------------
      620,454             257,343       140,098                 277,040             44,638
       58,004              21,796        13,072                  28,203              2,692
---------------- ------------------- ------------- ----------------------- ------------------
      678,458             279,139       153,170                 305,243             47,330
---------------- ------------------- ------------- ----------------------- ------------------
     (427,796)             39,828      (143,483)               (146,860)           (23,584)
---------------- ------------------- ------------- ----------------------- ------------------
           --                  --            --                      --                 --
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
     (337,519)          1,458,143      (933,812)              1,898,263           (243,647)
---------------- ------------------- ------------- ----------------------- ------------------
   (2,285,442)          1,054,490      (129,246)              1,011,398           (287,283)
---------------- ------------------- ------------- ----------------------- ------------------
 $ (2,713,238)        $ 1,094,318    $ (272,729)              $ 864,538         $ (310,867)
================ =================== ============= ======================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                    ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH            AMERICAN FUNDS BOND
                                                     SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ---------------------------- ------------------------------
                                          2011           2010          2011           2010            2011          2010
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (73,389)  $    (67,943)   $  (15,741)   $     3,609    $     161,506     $  158,601
  Net realized gains (losses)            193,092        178,608        75,815         16,193          246,811        148,859
  Change in unrealized gains
     (losses) on investments            (296,244)       280,529      (338,252)       187,540           27,858        103,505
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (176,541)       391,194      (278,178)       207,342          436,175        410,965
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 16,127          4,408            --         21,300          120,737         55,955
  Net transfers (including fixed
     account)                            552,353       (357,444)        5,973       (197,737)       3,600,871      3,754,129
  Contract charges                        (1,004)        (1,050)         (459)          (580)          (3,590)        (2,964)
  Transfers for contract benefits
     and terminations                   (239,995)      (381,953)     (324,960)       (78,995)      (3,631,978)    (1,773,948)
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        327,481       (736,039)     (319,446)      (256,012)          86,040      2,033,172
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                     150,940       (344,845)     (597,624)       (48,670)         522,215      2,444,137
NET ASSETS:
  Beginning of period                  3,755,704      4,100,549     1,471,499      1,520,169       10,629,167      8,185,030
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
  End of period                      $ 3,906,644    $ 3,755,704    $  873,875    $ 1,471,499    $  11,151,382    $10,629,167
                                   ================ ============== ============= ============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
  AMERICAN FUNDS GLOBAL GROWTH            SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------ --------------------------------- -------------------------------
      2011             2010           2011            2010             2011             2010             2011             2010
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
   $ (892,743)      $ (553,855)     $ (10,127)       $ 12,756     $ (4,530,045)    $ (4,409,605)    $ (1,164,577)    $ (1,337,358)
    5,786,510        1,589,140        384,459         135,530        4,713,524       (7,054,805)        (439,387)      (6,247,668)
  (22,994,961)      16,984,169     (1,772,730)      1,093,615      (20,479,662)      74,184,062       (9,204,681)      38,539,941
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (18,101,194)      18,019,454     (1,398,398)      1,241,901      (20,296,183)      62,719,652      (10,808,645)      30,954,915
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
    2,488,454        2,967,600         68,514         124,190        3,620,149        4,821,057        2,612,073        2,328,241
   (6,962,762)        (945,643)       (89,951)      2,229,718      (18,936,371)      (5,045,713)     (16,509,591)      (5,916,364)
      (38,871)         (47,313)        (2,728)         (2,667)         (86,261)        (101,298)         (70,958)         (84,979)
  (35,568,928)     (25,903,531)    (2,643,001)       (631,687)     (69,322,958)     (55,421,309)     (58,533,397)     (45,318,500)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (40,082,107)     (23,928,887)    (2,667,166)      1,719,554      (84,725,441)     (55,747,263)     (72,501,873)     (48,991,602)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (58,183,301)      (5,909,433)    (4,065,564)      2,961,455     (105,021,624)       6,972,389      (83,310,518)     (18,036,687)
  206,239,786      212,149,219      7,972,844       5,011,389      428,158,662      421,186,273      358,904,564      376,941,251
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
$ 148,056,485    $ 206,239,786    $ 3,907,280     $ 7,972,844    $ 323,137,038    $ 428,158,662    $ 275,594,046    $ 358,904,564
================ ================ ============== =============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                        DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE                             GROWTH          DWS I CAPITAL GROWTH
                                                       SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------- ----------------- -----------------------------
                                             2011            2010          2011              2010            2011          2010
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (44,043)  $    (130,980)  $    (7,782)   $       (7,384)   $   (176,161)   $  (135,094)
  Net realized gains (losses)           3,767,699         451,019        10,035            16,694         181,678        104,944
  Change in unrealized gains
     (losses) on investments           (3,161,046)      5,580,834       (13,196)           60,428        (982,632)     1,274,089
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    562,610       5,900,873       (10,943)           69,738        (977,115)     1,243,939
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 859,953         872,920            --                --          13,452         73,503
  Net transfers (including fixed
     account)                         (10,731,317)       (481,332)       86,012           (81,587)      2,649,227       (433,247)
  Contract charges                            (58)         (1,729)         (148)             (192)         (3,799)        (3,356)
  Transfers for contract benefits
     and terminations                  (2,295,994)     (3,036,505)      (14,205)          (25,252)     (1,026,964)    (1,422,186)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,167,416)     (2,646,646)       71,659          (107,031)      1,631,916      (1,785,286)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                  (11,604,806)      3,254,227        60,716           (37,293)        654,801        (541,347)
NET ASSETS:
  Beginning of period                  24,258,561      21,004,334       602,610           639,903       9,928,161      10,469,508
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
  End of period                      $ 12,653,755    $ 24,258,561    $  663,326    $      602,610    $ 10,582,962    $  9,928,161
                                   ================= =============== ============= ================= =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  DWS II DREMAN SMALL MID CAP                                       DWS II GOVERNMENT & AGENCY
                        VALUE          DWS II GLOBAL THEMATIC                       SECURITIES           FIDELITY VIP CONTRAFUND
                   SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
-------------------------------- ------------------------------- -------------------------------- ---------------------------------
       2011              2010           2011             2010           2011              2010             2011             2010
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 $ (122,790)       $ (108,399)     $ (66,982)       $ (61,703)     $ 109,287         $ 149,344     $ (1,842,138)    $ (1,345,055)
   (387,338)       (1,016,153)      (336,640)        (509,135)       134,232            84,828       (3,447,135)      (9,343,310)
   (248,873)        3,059,457       (180,709)       1,020,140         35,389            25,839       (4,937,022)      46,170,351
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
   (759,001)        1,934,905       (584,331)         449,302        278,908           260,011      (10,226,295)      35,481,986
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
     10,408            83,912         33,227           67,455         53,171            60,255        8,916,221        9,051,278
   (753,982)         (846,445)      (199,532)        (287,372)     1,097,662           279,407       (8,077,907)      (4,642,818)
     (2,411)           (2,872)        (1,019)          (1,198)        (1,505)           (1,723)        (102,566)        (108,165)
   (930,715)       (1,370,822)      (955,892)        (524,105)      (588,147)       (1,262,143)     (30,890,804)     (32,813,557)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (1,676,700)       (2,136,227)    (1,123,216)        (745,220)       561,181          (924,204)     (30,155,056)     (28,513,262)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (2,435,701)         (201,322)    (1,707,547)        (295,918)       840,089          (664,193)     (40,381,351)       6,968,724
 10,696,706        10,898,028      4,734,517        5,030,435      5,647,349         6,311,542      264,096,436      257,127,712
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
$ 8,261,005      $ 10,696,706    $ 3,026,970      $ 4,734,517    $ 6,487,438       $ 5,647,349    $ 223,715,085    $ 264,096,436
============== ================= ============== ================ ============== ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION           FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------- -------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010            2011          2010
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (34,062)   $   (33,033)   $   2,659,389    $   1,179,009    $  1,456,696    $1,802,923
  Net realized gains (losses)             34,857        (20,001)      (2,487,608)      (9,599,328)       (572,908)     (936,703)
  Change in unrealized gains
     (losses) on investments             (96,275)       401,913         (711,393)      37,415,691        (101,925)    2,664,156
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (95,480)       348,879         (539,612)      28,995,372         781,863     3,530,376
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 37,216         76,315        7,696,093        9,274,991         493,646       672,972
  Net transfers (including fixed
     account)                             26,764        (70,924)      (6,118,085)      (6,948,273)     (1,085,003)   (1,065,600)
  Contract charges                          (440)          (329)        (191,800)        (206,359)        (23,117)      (25,380)
  Transfers for contract benefits
     and terminations                   (280,667)      (551,681)     (24,402,072)     (33,839,062)     (3,055,688)   (5,779,988)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (217,127)      (546,619)     (23,015,864)     (31,718,703)     (3,670,162)   (6,197,996)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (312,607)      (197,740)     (23,555,476)      (2,723,331)     (2,888,299)   (2,667,620)
NET ASSETS:
  Beginning of period                  2,381,228      2,578,968      237,379,610      240,102,941      28,813,104    31,480,724
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
  End of period                     $  2,068,621    $ 2,381,228    $ 213,824,134    $ 237,379,610    $ 25,924,805   $28,813,104
                                   ================ ============== ================ ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                          FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
          FIDELITY VIP MID CAP                        SECURITIES            DIVIDENDS SECURITIES                GROWTH SECURITIES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- --------------------------------
         2011             2010            2011              2010            2011            2010            2011             2010
---------------- ---------------- ---------------     ------------- --------------- --------------- --------------- ----------------
 $ (4,577,424)    $ (4,341,387)    $ 1,858,033       $ 2,074,598       $ (92,642)      $ (75,452)     $ (738,025)      $ (767,521)
    6,541,449        1,199,869         561,856          (489,543)        509,046         (31,739)      1,758,379         (262,490)
  (40,829,193)      78,337,317      (2,039,182)        3,049,873         492,548       3,803,693      (3,391,329)      10,869,222
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (38,865,168)      75,195,799         380,707         4,634,928         908,952       3,696,502      (2,370,975)       9,839,211
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
   12,531,076       12,046,193         227,117           110,583          86,719          51,957         328,562          410,085
   (7,742,416)      (1,759,264)      2,134,661         9,575,080       1,243,437          75,355      (2,281,320)      (2,495,182)
     (123,455)        (136,971)         (8,310)           (8,693)         (7,961)         (8,410)        (15,286)         (16,997)
  (45,265,492)     (37,193,377)    (12,982,341)       (7,410,756)     (3,285,346)     (2,181,030)     (6,873,511)      (5,680,195)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (40,600,287)     (27,043,419)    (10,628,873)        2,266,214      (1,963,151)     (2,062,128)     (8,841,555)      (7,782,289)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (79,465,455)      48,152,380     (10,248,166)        6,901,142      (1,054,199)      1,634,374     (11,212,530)       2,056,922
  346,905,399      298,753,019      48,715,164        41,814,022      23,199,262      21,564,888      46,170,327       44,113,405
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
$ 267,439,944    $ 346,905,399    $ 38,466,998      $ 48,715,164    $ 22,145,063    $ 23,199,262    $ 34,957,797     $ 46,170,327
================ ================ =============== ================= =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                       FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN
                                   FTVIPT MUTUAL SHARES SECURITIES              MARKETS SECURITIES                     SECURITIES
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ---------------------------------- ------------------------------- ------------------------------
                                          2011             2010            2011            2010            2011            2010
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   208,025    $     (52,010)   $    (65,242)   $    119,566     $   (86,068)   $     116,444
  Net realized gains (losses)            (697,265)      (1,236,788)         12,802        (589,746)        898,333       (1,627,120)
  Change in unrealized gains
     (losses) on investments             (432,198)       5,408,439      (5,395,367)      5,062,261     (14,200,122)       9,126,821
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (921,438)       4,119,641      (5,447,807)      4,592,081     (13,387,857)       7,616,145
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,557          197,889       1,787,892       1,862,750       1,691,780        1,977,952
  Net transfers (including fixed
     account)                          (1,285,384)        (797,152)     (2,027,823)       (961,536)     (5,748,550)      (2,529,871)
  Contract charges                        (15,138)         (18,697)        (17,300)        (18,524)        (29,500)         (35,176)
  Transfers for contract benefits
     and terminations                 (11,663,683)      (6,736,973)     (2,708,122)     (2,619,177)    (20,507,747)     (17,443,287)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,861,648)      (7,354,933)     (2,965,353)     (1,736,487)    (24,594,017)     (18,030,382)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  (13,783,086)      (3,235,292)     (8,413,160)      2,855,594     (37,981,874)     (10,414,237)
NET ASSETS:
  Beginning of period                  46,886,371       50,121,663      34,095,115      31,239,521     133,825,834      144,240,071
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
  End of period                    $   33,103,285    $  46,886,371    $ 25,681,955    $ 34,095,115    $ 95,843,960    $ 133,825,834
                                   ================= ================ =============== =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                INVESCO V.I.
                                  GOVERNMENT
INVESCO V.I. DIVIDEND GROWTH      SECURITIES      INVESCO V.I. S&P 500 INDEX     INVESCO V.I. UTILITIES FUND
                  SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------- ------------------------------- -------------------------------
       2011             2010         2011 (a)          2011             2010           2011             2010
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
  $ (11,070)       $ (12,149)     $ (280,650)     $ (17,436)       $ (25,000)      $ 28,915         $ 41,804
     17,439          (10,784)        279,430        210,784          (14,696)       (33,637)        (145,542)
    (45,194)         182,488       1,275,198       (334,887)         857,398        316,207          196,988
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
    (38,825)         159,555       1,273,978       (141,539)         817,702        311,485           93,250
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
          5           10,000          16,164             --           60,311          2,326            5,440
    (77,150)         (39,550)     24,854,553     (3,193,636)        (208,025)       188,313          (79,196)
       (167)            (224)         (3,984)          (765)            (932)          (726)            (796)
   (357,820)        (379,840)     (5,263,451)      (898,702)        (356,458)      (475,159)        (394,411)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (435,132)        (409,614)     19,603,282     (4,093,103)        (505,104)      (285,246)        (468,963)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (473,957)        (250,059)     20,877,260     (4,234,642)         312,598         26,239         (375,713)
  2,026,368        2,276,427              --      7,379,716        7,067,118      2,340,520        2,716,233
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
$ 1,552,411      $ 2,026,368    $ 20,877,260    $ 3,145,074      $ 7,379,716    $ 2,366,759      $ 2,340,520
============== ================ =============== ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                     INVESCO V.I.
                                          INVESCO V.I. VAN KAMPEN      VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                                   CAPITAL GROWTH        COMSTOCK               EQUITY AND INCOME
                                                       SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT
                                   --------------------------------- --------------- -------------------------------
                                          2011            2010           2011 (a)          2011           2010
                                   ----------------- --------------- --------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $     (236,887)   $   (271,143)   $    (96,993)   $     269,369    $     490,211
  Net realized gains (losses)             898,553         301,473        (114,472)       3,304,871          279,311
  Change in unrealized gains
     (losses) on investments           (1,481,583)      2,322,098        (920,262)      (6,928,875)      12,898,906
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (819,917)      2,352,428      (1,131,727)      (3,354,635)      13,668,428
                                   ----------------- --------------- --------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   3,459           4,917               1          622,341          634,758
  Net transfers (including fixed
     account)                            (353,803)       (710,156)      9,987,817       (3,604,380)         315,946
  Contract charges                         (3,941)         (4,588)         (1,981)         (42,256)         (50,156)
  Transfers for contract benefits
     and terminations                  (2,542,135)     (2,221,200)       (811,567)     (35,142,469)     (17,253,123)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,896,420)     (2,931,027)      9,174,270      (38,166,764)     (16,352,575)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets                   (3,716,337)       (578,599)      8,042,543      (41,521,399)      (2,684,147)
NET ASSETS:
  Beginning of period                  15,074,925      15,653,524              --      145,446,901      148,131,048
                                   ----------------- --------------- --------------- ---------------- --------------
  End of period                    $   11,358,588    $ 15,074,925    $  8,042,543    $ 103,925,502    $ 145,446,901
                                   ================= =============== =============== ================ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      INVESCO V.I. VAN KAMPEN
            GROWTH AND INCOME          JANUS ASPEN ENTERPRISE            JANUS ASPEN OVERSEAS         JANUS ASPEN WORLDWIDE
                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------- -----------------------------
        2011             2010            2011            2010            2011            2010         2011             2010
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  $ (768,352)    $ (2,043,580)     $ (238,761)     $ (254,074)     $ (686,826)     $ (642,053)   $     (902)        $ (1,282)
   2,595,490         (395,317)      1,018,681         258,482       2,169,526       1,861,041        16,054            1,309
  (5,959,759)      14,938,113      (1,209,794)      3,508,107     (29,566,214)     16,334,161      (150,745)         148,399
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  (4,132,621)      12,499,216        (429,874)      3,512,515     (28,083,514)     17,553,149      (135,593)         148,426
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
     324,740          396,616         305,103         278,120       3,980,041       4,585,655        79,663          113,232
  (4,750,984)      (1,862,736)       (768,032)       (621,135)     (5,295,000)     (1,781,746)      (52,705)           1,668
     (48,374)         (60,861)         (3,709)         (4,402)        (43,630)        (54,064)          (13)             (27)
 (26,963,743)     (21,817,902)     (3,016,876)     (2,734,299)     (8,314,131)     (8,224,948)     (166,824)        (271,965)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (31,438,361)     (23,344,883)     (3,483,514)     (3,081,716)     (9,672,720)     (5,475,103)     (139,879)        (157,092)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (35,570,982)     (10,845,667)     (3,913,388)        430,799     (37,756,234)     12,078,046      (275,472)          (8,666)
 130,864,665      141,710,332      17,466,737      17,035,938      91,389,889      79,311,843     1,072,638        1,081,304
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
$ 95,293,683    $ 130,864,665    $ 13,553,349    $ 17,466,737    $ 53,633,655    $ 91,389,889    $  797,166     $  1,072,638
=============== ================ =============== =============== =============== =============== ============ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                        LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                  AGGRESSIVE GROWTH                     APPRECIATION         EQUITY INCOME BUILDER
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011             2010           2011           2010
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)     $    (6,528,490) $   (6,928,070)  $     (575,412)  $    (334,010)  $   1,917,977  $  2,352,892
  Net realized gains (losses)           29,837,439       6,702,148        5,284,146      (3,121,686)     (7,975,402)   (7,969,898)
  Change in unrealized gains
     (losses) on investments           (15,938,881)     98,338,740         (460,520)     47,745,051      11,691,431    17,833,567
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
        from operations                   7,370,068     98,112,818        4,248,214      44,289,355       5,634,006    12,216,561
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                4,001,388       4,376,295        2,353,479       2,519,840         510,457       548,275
  Net transfers (including fixed
     account)                          (21,773,662)    (23,295,488)     (14,061,686)     (5,316,150)     29,027,359    (2,773,703)
  Contract charges                        (287,914)       (333,658)        (254,296)       (305,519)        (61,858)      (43,461)
  Transfers for contract benefits
     and terminations                  (94,403,126)    (67,160,753)     (87,046,432)    (64,837,341)    (30,054,870)  (16,535,047)
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (112,463,314)    (86,413,604)     (99,008,935)    (67,939,170)       (578,912)  (18,803,936)
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                  (105,093,246)     11,699,214      (94,760,721)    (23,649,815)      5,055,094    (6,587,375)
NET ASSETS:
  Beginning of period                  497,935,929     486,236,715      439,981,790     463,631,605     130,583,106   137,170,481
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
  End of period                    $   392,842,683  $  497,935,929   $  345,221,069   $ 439,981,790    $135,638,200  $130,583,106
                                   ================ ================ =============== ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
     FUNDAMENTAL ALL CAP VALUE                 LARGE CAP GROWTH                   LARGE CAP VALUE                    MID CAP CORE
                    SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- -------------------------------- --------------------------------- -------------------------------
         2011             2010            2011             2010             2011             2010            2011            2010
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 $ (1,295,681)       $ 377,499    $ (1,358,486)    $ (1,910,433)     $ 1,008,601      $ 2,307,149      $ (889,563)   $ (1,008,291)
   (2,424,527)     (11,642,764)      3,861,207        1,335,252       (3,263,606)      (7,356,198)      1,201,339      (1,361,702)
  (27,146,877)      74,789,279      (4,786,309)       9,765,605        7,717,041       16,477,195      (2,733,518)     13,365,732
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,867,085)      63,524,014      (2,283,588)       9,190,424        5,462,036       11,428,146      (2,421,742)     10,995,739
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
    3,535,545        4,198,098         748,149        1,002,807        1,097,993        1,545,647         130,996         153,503
   (8,099,229)     (14,791,603)     (3,105,994)      (4,356,786)      (4,309,355)      (4,028,645)     (2,693,828)     (2,625,336)
     (206,637)        (250,114)        (45,515)         (53,388)         (84,125)         (98,153)        (21,823)        (28,181)
  (87,706,979)     (69,064,385)    (20,471,397)     (18,730,342)     (24,818,658)     (24,793,828)    (13,744,841)    (10,185,291)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (92,477,300)     (79,908,004)    (22,874,757)     (22,137,709)     (28,114,145)     (27,374,979)    (16,329,496)    (12,685,305)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 (123,344,385)     (16,383,990)    (25,158,345)     (12,947,285)     (22,652,109)     (15,946,833)    (18,751,238)     (1,689,566)
  478,128,074      494,512,064     124,995,190      137,942,475      156,733,252      172,680,085      61,152,307      62,841,873
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 354,783,689    $ 478,128,074    $ 99,836,845    $ 124,995,190    $ 134,081,143    $ 156,733,252    $ 42,401,069    $ 61,152,307
================ ================ =============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           LMPVET CLEARBRIDGE VARIABLE     LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                                      SMALL CAP GROWTH     VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011            2010            2011           2010
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,070,566)   $  (1,101,010)   $   (137,805)   $    (12,987)   $    783,541    $  1,397,959
  Net realized gains (losses)            3,639,657         (608,442)        291,982        (536,891)        651,161        (901,195)
  Change in unrealized gains
     (losses) on investments            (2,303,613)      15,605,574        (766,908)      5,831,936      (1,482,053)     11,231,101
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                     265,478       13,896,122        (612,731)      5,282,058         (47,351)     11,727,865
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  829,628          894,313       1,020,601       1,365,670         336,719         238,219
  Net transfers (including fixed
     account)                             (630,880)      (2,245,630)     (1,000,640)     (1,562,165)       (104,821)       (394,464)
  Contract charges                         (24,623)         (27,674)        (43,121)        (46,701)        (52,106)        (63,118)
  Transfers for contract benefits
     and terminations                  (12,468,979)      (9,501,235)     (8,675,764)     (7,589,733)    (20,411,041)    (17,766,884)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (12,294,854)     (10,880,226)     (8,698,924)     (7,832,929)    (20,231,249)    (17,986,247)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (12,029,376)       3,015,896      (9,311,655)     (2,550,871)    (20,278,600)     (6,258,382)
NET ASSETS:
  Beginning of period                   71,509,944       68,494,048      53,105,312      55,656,183      97,750,305     104,008,687
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
  End of period                    $    59,480,568    $  71,509,944    $ 43,793,657    $ 53,105,312    $ 77,471,705    $ 97,750,305
                                   ================== ================ =============== =============== =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE     LMPVIT WESTERN ASSET VARIABLE
              ALLOCATION 70%                  ALLOCATION 85%           GLOBAL HIGH YIELD BOND                       HIGH INCOME
                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- -------------------------------- ---------------------------------
        2011            2010            2011            2010            2011             2010             2011             2010
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
   $ 189,559       $ 330,323        $ (5,604)       $ 47,580       $ 704,903        $ 929,218      $ 8,354,735     $ 11,141,132
    (399,157)     (1,479,910)       (417,220)     (1,085,412)        (65,788)        (121,557)      (4,102,865)      (4,651,900)
    (543,178)      7,924,246        (581,634)      5,281,628        (609,805)         942,982       (2,567,605)      13,775,758
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
    (752,776)      6,774,659      (1,004,458)      4,243,796          29,310        1,750,643        1,684,265       20,264,990
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
     242,607         263,650         157,469         211,257           2,164           11,095          270,029          474,062
    (315,827)       (319,430)       (232,166)       (255,067)        (24,319)         390,681       (2,507,937)      (4,148,966)
     (48,215)        (57,782)        (36,441)        (43,759)         (1,977)          (2,352)         (46,114)         (57,339)
 (10,790,019)     (8,594,849)     (5,105,423)     (4,666,357)     (2,643,621)      (2,862,068)     (30,203,089)     (23,000,102)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (10,911,454)     (8,708,411)     (5,216,561)     (4,753,926)     (2,667,753)      (2,462,644)     (32,487,111)     (26,732,345)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (11,664,230)     (1,933,752)     (6,221,019)       (510,130)     (2,638,443)        (712,001)     (30,802,846)      (6,467,355)
  55,155,290      57,089,042      33,646,055      34,156,185      14,183,211       14,895,212      144,770,864      151,238,219
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
$ 43,491,060    $ 55,155,290    $ 27,425,036    $ 33,646,055    $ 11,544,768     $ 14,183,211    $ 113,968,018    $ 144,770,864
=============== =============== =============== =============== =============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE
                                                     ALLOCATION                    ALLOCATION                      ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                            2011           2010           2011           2010           2011             2010
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $      15,187    $        71    $     8,703    $    (3,505)   $     9,697    $       5,359
  Net realized gains (losses)             88,650         25,946         70,376          8,068         24,779            9,709
  Change in unrealized gains
     (losses) on investments            (158,223)       154,922       (198,256)       185,024        (44,519)          78,407
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (54,386)       180,939       (119,177)       189,587        (10,043)          93,475
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                447,832        367,631        479,768        569,143        371,069          464,242
  Net transfers (including fixed
     account)                            242,372      1,052,767        (41,373)     1,031,506            840          301,312
  Contract charges                           (73)           (69)           (19)           (14)          (140)             (90)
  Transfers for contract benefits
     and terminations                 (1,077,219)      (311,891)    (1,096,245)      (309,164)      (232,823)        (266,172)
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (387,088)     1,108,438       (657,869)     1,291,471        138,946          499,292
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    (441,474)     1,289,377       (777,046)     1,481,058        128,903          592,767
NET ASSETS:
  Beginning of period                  2,255,436        966,059      2,214,066        733,008      1,220,961          628,194
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $   1,813,962    $ 2,255,436    $ 1,437,020    $ 2,214,066    $ 1,349,864    $   1,220,961
                                   ================ ============== ============== ============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MIST BATTERYMARCH GROWTH AND
                          INCOME        MIST BLACKROCK HIGH YIELD   MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------ -------------------------------  --------------------------------
       2011             2010            2011             2010           2011             2010            2011               2010
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    $ 888,220        $ 660,981     $ 7,769,514      $ 5,239,599     $ (286,746)      $ (178,625)    $ 2,069,469        $ 5,638,516
   (6,830,282)     (10,240,101)      1,972,832          901,510     (1,811,495)      (3,506,436)     (6,209,887)        (8,036,890)
    6,658,661       39,348,882      (8,138,446)      10,530,966      1,772,980        9,129,288      (1,177,992)        13,628,349
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
      716,599       29,769,762       1,603,900       16,672,075       (325,261)       5,444,227      (5,318,410)        11,229,975
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    3,230,662        3,929,658       2,433,464        2,877,045        335,464          375,376       2,035,180          2,153,434
   (6,467,907)      (4,140,078)       (513,689)      43,310,938       (299,826)         418,365      (2,466,083)           523,474
     (226,917)        (205,869)        (56,352)         (61,010)       (41,177)         (47,566)        (32,498)           (35,012)
  (23,534,572)     (24,370,710)    (21,000,450)     (18,444,043)    (8,568,739)      (7,823,994)    (11,181,915)       (11,668,216)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,998,734)     (24,786,999)    (19,137,027)      27,682,930     (8,574,278)      (7,077,819)    (11,645,316)        (9,026,320)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,282,135)       4,982,763     (17,533,127)      44,355,005     (8,899,539)      (1,633,592)    (16,963,726)         2,203,655
  266,748,724      261,765,961     150,232,781      105,877,776     54,941,051       56,574,643      86,851,730         84,648,075
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
$ 240,466,589    $ 266,748,724   $ 132,699,654    $ 150,232,781   $ 46,041,512     $ 54,941,051    $ 69,888,004       $ 86,851,730
================   ============= ================ =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                              MIST HARRIS OAKMARK
                                      MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------- -------------------------------- ------------------------------
                                             2011            2010            2011            2010            2011             2010
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $       21,238   $    (115,184)  $  (1,262,468)  $     397,129    $   (242,404)  $     (198,696)
  Net realized gains (losses)             554,169         312,797      (2,163,527)     (4,180,346)        628,670            7,435
  Change in unrealized gains
     (losses) on investments           (2,311,385)      2,143,925      (8,551,550)     15,582,634        (841,194)       2,462,245
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,735,978)      2,341,538     (11,977,545)     11,799,417        (454,928)       2,270,984
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 368,233         405,792       1,183,060       1,183,833         190,130          236,824
  Net transfers (including fixed
     account)                            (250,753)      1,475,432      (2,224,130)      3,722,593       1,697,055        4,174,371
  Contract charges                         (4,019)         (4,229)        (19,939)        (23,467)         (3,587)          (3,394)
  Transfers for contract benefits
     and terminations                  (2,361,256)     (1,952,307)    (13,266,257)    (13,797,409)     (2,341,694)      (1,459,461)
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,247,795)        (75,312)    (14,327,266)     (8,914,450)       (458,096)       2,948,340
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                   (3,983,773)      2,266,226     (26,304,811)      2,884,967        (913,024)       5,219,324
NET ASSETS:
  Beginning of period                  15,942,525      13,676,299      89,505,876      86,620,909      13,490,846        8,271,522
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
  End of period                    $   11,958,752    $ 15,942,525    $ 63,201,065    $ 89,505,876    $ 12,577,822    $  13,490,846
                                   ================= ============== ================ =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST LEGG MASON CLEARBRIDGE         MIST LOOMIS SAYLES GLOBAL
              MIST JANUS FORTY             MIST LAZARD MID CAP              AGGRESSIVE GROWTH                           MARKETS
                    SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------ ---------------------------------
         2011             2010            2011            2010           2011            2010             2011             2010
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  $ 2,911,960      $ 3,377,101      $ (470,532)     $ (313,922)     $ (35,457)       $ (1,126)     $ 2,134,420      $ 3,681,019
   (4,551,244)     (16,861,264)      1,038,406      (1,295,722)        (7,738)         19,968        1,701,587       (1,563,612)
  (41,942,954)      54,896,156      (6,270,867)     18,900,946       (234,951)           (313)      (7,312,567)      28,673,404
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (43,582,238)      41,411,993      (5,702,993)     17,291,302       (278,146)         18,529       (3,476,560)      30,790,811
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
   15,689,596       18,850,981       1,880,991       2,285,313        115,480          22,034        4,338,907        4,804,771
  (21,711,758)     (15,447,126)     (1,012,070)     (1,129,791)     3,456,495         266,593       (3,721,255)      (4,327,163)
     (423,292)        (476,293)        (41,922)        (43,961)          (406)             --         (118,081)        (124,043)
  (53,222,812)     (98,948,271)    (11,167,423)    (14,478,164)      (491,613)       (251,037)     (16,032,651)     (28,074,301)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (59,668,266)     (96,020,709)    (10,340,424)    (13,366,603)     3,079,956          37,590      (15,533,080)     (27,720,736)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
 (103,250,504)     (54,608,716)    (16,043,417)      3,924,699      2,801,810          56,119      (19,009,640)       3,070,075
  563,298,004      617,906,720      94,335,966      90,411,267        194,775         138,656      169,859,208      166,789,133
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
$ 460,047,500    $ 563,298,004    $ 78,292,549    $ 94,335,966    $ 2,996,585       $ 194,775    $ 150,849,568    $ 169,859,208
================ ================ =============== =============== ============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MIST LORD ABBETT BOND                                        MIST MET/EATON VANCE
                                                        DEBENTURE    MIST LORD ABBETT MID CAP VALUE             FLOATING RATE
                                                       SUBACCOUNT                        SUBACCOUNT                SUBACCOUNT
                                   --------------------------------- ------------------------------- -------------------------
                                          2011             2010            2011            2010           2011       2010 (b)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    3,061,826    $  3,389,576    $   (718,592)   $   (724,700)   $    (2,850)     $(3,899)
  Net realized gains (losses)           1,724,630         954,869      (2,450,156)     (5,567,525)          (931)         965
  Change in unrealized gains
     (losses) on investments           (2,623,590)      3,147,896         683,560      18,071,963        (13,103)      19,386
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,162,866       7,492,341      (2,485,188)     11,779,738        (16,884)      16,452
                                   ----------------- --------------- --------------- --------------- -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 476,893         625,765         276,401         464,080          4,531           --
  Net transfers (including fixed
     account)                            (844,181)      1,611,635      (2,902,955)     (1,771,771)     3,671,314      741,948
  Contract charges                        (18,259)        (21,004)        (10,945)        (12,756)          (101)         (43)
  Transfers for contract benefits
     and terminations                 (13,631,379)    (10,695,975)     (8,378,011)     (8,217,077)    (3,144,532)     (33,283)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (14,016,926)     (8,479,579)    (11,015,510)     (9,537,524)       531,212      708,622
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets                  (11,854,060)       (987,238)    (13,500,698)      2,242,214        514,328      725,074
NET ASSETS:
  Beginning of period                  69,771,604      70,758,842      59,037,980      56,795,766        725,074           --
                                   ----------------- --------------- --------------- --------------- -------------- ----------
  End of period                    $   57,917,544    $ 69,771,604    $ 45,537,282    $ 59,037,980    $ 1,239,402    $ 725,074
                                   ================= =============== =============== =============== ============== ==========

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                   MIST METLIFE
                                                                     AGGRESSIVE
MIST MET/FRANKLIN MUTUAL SHARES       MIST MET/TEMPLETON GROWTH        STRATEGY    MIST METLIFE BALANCED STRATEGY
                     SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- --------------- ---------------------------------
     2011              2010            2011         2010 (b)        2011 (a)           2011              2010
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  $ 9,129         $ (11,060)     $ (387,755)     $ (444,404)     $ (449,536)      $ (89,409)         $ 40,623
   55,962            19,234          (8,261)       (108,183)       (708,953)        923,392           726,119
  (99,318)           43,651      (6,650,212)      2,086,882      (7,641,139)     (1,653,151)        1,822,350
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  (34,227)           51,825      (7,046,228)      1,534,295      (8,799,628)       (819,168)        2,589,092
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
       --                --          36,255          51,069       2,050,844          44,387           186,086
  301,484           242,056      27,571,445      37,694,044      59,877,668         651,718          (127,653)
      (78)              (80)        (19,482)        (10,934)        (63,619)         (6,166)           (6,799)
  (79,747)          (78,162)    (12,667,987)     (2,673,567)     (3,468,760)     (2,543,987)       (2,397,193)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  221,659           163,814      14,920,231      35,060,612      58,396,133      (1,854,048)       (2,345,559)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  187,432           215,639       7,874,003      36,594,907      49,596,505      (2,673,216)          243,533
  745,697           530,058      36,594,907              --              --      24,508,815        24,265,282
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
$ 933,129         $ 745,697    $ 44,468,910    $ 36,594,907    $ 49,596,505    $ 21,835,599      $ 24,508,815
============ ================= =============== =============== =============== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                         MIST MFS EMERGING MARKETS
                                     MIST METLIFE GROWTH STRATEGY    MIST METLIFE MODERATE STRATEGY                         EQUITY
                                                       SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                             2011            2010            2011              2010            2011           2010
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (96,968)     $  (48,971)       $(43,199)       $   76,287    $  (272,929)     $ (719,407)
  Net realized gains (losses)             884,077       1,116,501         861,190           371,000         884,647       (753,108)
  Change in unrealized gains
     (losses) on investments           (1,953,025)      1,639,449      (1,203,271)        1,067,659     (20,750,405)    21,914,501
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,165,916)      2,706,979        (385,280)        1,514,946     (20,138,687)    20,441,986
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  35,834          34,397         125,875           388,032         736,246        683,797
  Net transfers (including fixed
     account)                            (580,275)     (1,418,788)       (916,243)          862,313      (1,700,011)       804,832
  Contract charges                         (6,165)         (6,654)         (4,555)           (4,724)        (18,043)       (21,605)
  Transfers for contract benefits
     and terminations                  (1,748,243)     (2,368,445)       (941,672)         (910,419)    (18,266,654)   (14,615,915)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,298,849)     (3,759,490)     (1,736,595)          335,202     (19,248,462)   (13,148,891)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (3,464,765)     (1,052,511)     (2,121,875)        1,850,148     (39,387,149)     7,293,095
NET ASSETS:
  Beginning of period                  22,297,948      23,350,459      16,268,189        14,418,041     113,623,154    106,330,059
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
  End of period                    $   18,833,183    $ 22,297,948    $ 14,146,314       $16,268,189    $ 74,236,005    $113,623,154
                                   ================= =============== =============== ================= =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                            GROWTH                    APPRECIATION                             BOND
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- ------------------------------
        2011               2010            2011              2010           2011             2010            2011          2010
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  $ (340,832)          $ 20,862      $ (179,788)       $ (290,531)  $ (2,906,067)    $ (1,880,608)      $ 145,570       $ 910,990
  (3,863,221)        (6,143,246)      1,456,517           179,082     (4,551,348)     (14,461,639)      7,364,082       4,490,855
 (15,112,552)        12,019,334      (2,415,947)        4,588,606      1,085,452       39,193,512       2,785,833       1,161,769
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
 (19,316,605)         5,896,950      (1,139,218)        4,477,157     (6,371,963)      22,851,265      10,295,485       6,563,614
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
     969,181            956,246          58,613            74,419      7,832,552        9,960,991       2,185,285       2,299,177
  62,455,106         (2,373,941)     (1,131,285)       (1,963,930)   (11,469,773)     (12,052,204)     12,004,968      10,623,977
     (63,689)           (20,945)         (2,680)           (3,188)      (272,456)        (298,027)        (29,494)        (29,860)
 (16,874,713)       (10,571,750)     (2,903,439)       (2,453,671)   (30,380,903)     (47,208,645)    (19,122,773)    (14,085,206)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  46,485,885        (12,010,390)     (3,978,791)       (4,346,370)   (34,290,580)     (49,597,885)     (4,962,014)     (1,191,912)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  27,169,280         (6,113,440)     (5,118,009)          130,787    (40,662,543)     (26,746,620)      5,333,471       5,371,702
  71,851,431         77,964,871      18,023,005        17,892,218    324,669,577      351,416,197     110,311,164     104,939,462
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
$ 99,020,711       $ 71,851,431    $ 12,904,996      $ 18,023,005  $ 284,007,034    $ 324,669,577   $ 115,644,635    $110,311,164
=============== ================== =============== =============== ================ =============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           MIST PIMCO TOTAL RETURN               MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010             2011         2010
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   3,966,637      $8,752,020    $   (353,752)   $   (207,203)    $  7,733,913     $ 9,012,715
  Net realized gains (losses)          22,191,385      13,725,544       1,322,323         836,067       11,704,292       6,147,021
  Change in unrealized gains
     (losses) on investments          (20,363,357)      5,170,879      (7,168,938)      5,715,899      (14,503,293)     10,241,708
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,794,665      27,648,443      (6,200,367)      6,344,763        4,934,912      25,401,444
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               9,247,517      11,003,929         809,675         588,805        1,912,985       3,027,694
  Net transfers (including fixed
     account)                          28,814,382      33,073,781      28,711,482        (438,848)       4,993,451      24,677,941
  Contract charges                       (102,632)       (105,334)        (34,374)        (26,577)         (66,671)        (70,927)
  Transfers for contract benefits
     and terminations                 (77,141,150)    (78,016,479)    (11,845,107)     (6,250,902)     (54,284,819)    (36,081,723)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (39,181,883)    (34,044,103)     17,641,676      (6,127,522)     (47,445,054)     (8,447,015)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (33,387,218)     (6,395,660)     11,441,309         217,241      (42,510,142)     16,954,429
NET ASSETS:
  Beginning of period                 430,615,868     437,011,528      48,832,317      48,615,076      266,557,264     249,602,835
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
  End of period                    $  397,228,650   $ 430,615,868    $ 60,273,626    $ 48,832,317    $ 224,047,122    $266,557,264
                                   ================ ================ =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                          MIST T. ROWE PRICE LARGE CAP
       MIST RCM TECHNOLOGY                        INCOME ETF              MIST SSGA GROWTH ETF                               VALUE
                SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT
----------------------------- --------------------------------- --------------------------------- ---------------------------------
       2011        2010 (b)            2011             2010             2011             2010             2011               2010
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $ (133,606)     $ (31,536)       $ 633,457        $ 141,485        $ 568,982        $ 410,715     $ (1,503,367)      $ (1,079,597)
    (82,392)         1,028        3,384,658          394,694          855,233         (449,603)      (5,999,706)        (9,512,542)
 (1,765,055)       473,487       (4,165,475)      12,093,535       (6,336,615)      17,863,262          (22,210)        30,874,618
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 (1,981,053)       442,979         (147,360)      12,629,714       (4,912,400)      17,824,374       (7,525,283)        20,282,479
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
     19,287          5,752        4,286,666        5,192,124        6,533,689        7,347,800        1,256,529          1,427,815
  8,738,253      2,391,202       (2,721,856)      (2,409,553)      (5,362,569)      (6,506,021)      (3,924,121)        (3,624,085)
     (3,627)          (801)        (167,224)        (180,803)        (204,001)        (219,040)         (35,852)           (41,598)
   (926,869)      (114,329)     (10,534,334)     (11,074,725)     (11,423,883)      (9,859,232)     (20,783,202)       (19,772,310)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  7,827,044      2,281,824       (9,136,748)      (8,472,957)     (10,456,764)      (9,236,493)     (23,486,646)       (22,010,178)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  5,845,991      2,724,803       (9,284,108)       4,156,757      (15,369,164)       8,587,881      (31,011,929)        (1,727,699)
  2,724,803             --      126,498,036      122,341,279      156,916,020      148,328,139      148,207,202        149,934,901
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 8,570,794    $ 2,724,803    $ 117,213,928    $ 126,498,036    $ 141,546,856    $ 156,916,020    $ 117,195,273      $ 148,207,202
============== ============== ================ ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MIST T. ROWE PRICE MID CAP
                                                         GROWTH    MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010           2011           2010
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (72,602)    $  (54,930)   $    (669,137)   $    (482,453)   $   (55,039)    $  (56,671)
  Net realized gains (losses)            338,144         72,787       (3,461,170)      (6,045,410)        63,933       (105,862)
  Change in unrealized gains
     (losses) on investments            (449,435)       657,273      (11,812,952)      30,878,171       (240,079)       729,192
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (183,893)       675,130      (15,943,259)      24,350,308       (231,185)       566,659
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 22,199          7,824        3,734,056        4,481,255         14,907          7,976
  Net transfers (including fixed
     account)                            730,834        556,172        2,358,574       (5,742,267)       (17,265)      (474,037)
  Contract charges                          (634)          (520)         (72,447)         (79,851)          (881)          (954)
  Transfers for contract benefits
     and terminations                   (705,536)      (146,989)     (20,445,343)     (17,121,282)      (183,975)      (372,095)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         46,863        416,487      (14,425,160)     (18,462,145)      (187,214)      (839,110)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (137,030)     1,091,617      (30,368,419)       5,888,163       (418,399)      (272,451)
NET ASSETS:
  Beginning of period                  3,627,883      2,536,266      155,522,778      149,634,615      2,845,882      3,118,333
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
  End of period                    $   3,490,853    $ 3,627,883    $ 125,154,359    $ 155,522,778    $ 2,427,483     $2,845,882
                                   ================ ============== ================ ================ ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                    MSF BARCLAYS CAPITAL AGGREGATE
       MIST VAN KAMPEN COMSTOCK   MORGAN STANLEY MULTI CAP GROWTH                      BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- -------------------------------- -------------------------------
      2011            2010            2011              2010           2011             2010           2011             2010
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   $ (952,059)     $ (237,283)    $ (28,646)         $ (29,043)     $ 2,541,074      $ 3,196,146   $ (1,309,030)   $ (1,652,049)
   17,811,837      10,953,834       134,170             61,264          696,588          740,234      2,960,580         (59,363)
  (22,062,746)     15,994,272      (225,771)           271,030        3,169,218        2,005,415     (5,755,682)     15,653,436
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   (5,202,968)     26,710,823      (120,247)           303,251        6,406,880        5,941,795     (4,104,132)     13,942,024
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
    1,083,871       1,614,932            --             18,000        2,980,978        3,886,773        942,806         987,855
   (8,403,818)     (6,194,380)     (178,053)            56,236       (2,295,383)      (3,027,797)    (4,048,305)     (2,262,501)
      (87,731)       (107,918)         (120)              (127)         (78,082)         (79,961)       (76,025)        (87,337)
  (44,283,943)    (33,718,819)     (127,675)          (142,618)     (14,356,532)     (20,394,190)   (17,300,935)    (16,065,098)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (51,691,621)    (38,406,185)     (305,848)           (68,509)     (13,749,019)     (19,615,175)   (20,482,459)    (17,427,081)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (56,894,589)    (11,695,362)     (426,095)           234,742       (7,342,139)     (13,673,380)   (24,586,591)     (3,485,057)
  225,341,481     237,036,843     1,463,366          1,228,624      111,235,771      124,909,151    114,976,088     118,461,145
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
$ 168,446,892   $ 225,341,481    $1,037,271        $ 1,463,366    $ 103,893,632    $ 111,235,771   $ 90,389,497    $114,976,088
=============== ================ =============== ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------- ------------------------------- -------------------------------
                                          2011           2010            2011             2010           2011             2010
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   6,572,507      $7,336,367     $3,056,552       $1,917,535   $   (155,035)   $   (178,536)
  Net realized gains (losses)            3,223,707       2,350,622      2,895,874          817,530       (366,570)       (998,742)
  Change in unrealized gains
     (losses) on investments             2,893,526      10,231,821        729,222       17,884,729        628,393       2,312,362
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  12,689,740      19,918,810      6,681,648       20,619,794        106,788       1,135,084
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,139,640       3,217,835      5,002,694        5,981,006        177,144         227,718
  Net transfers (including fixed
     account)                           (3,315,327)      7,916,248     (5,704,753)      (5,914,502)    (1,016,528)        (91,264)
  Contract charges                         (90,713)       (103,236)      (207,743)        (224,192)        (4,949)         (5,757)
  Transfers for contract benefits
     and terminations                  (52,466,220)    (49,180,996)   (27,729,730)     (38,851,332)    (1,695,938)     (2,913,987)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (53,732,620)    (38,150,149)   (28,639,532)     (39,009,020)    (2,540,271)     (2,783,290)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets                 (41,042,880)    (18,231,339)   (21,957,884)     (18,389,226)    (2,433,483)     (1,648,206)
NET ASSETS:
    Beginning of period                291,924,540     310,155,879    263,504,413      281,893,639     17,609,264      19,257,470
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $   250,881,660   $ 291,924,540  $ 241,546,529    $ 263,504,413   $ 15,175,781   $  17,609,264
                                   ================ =============== ============== =============== =============== ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH        MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- -------------------------------- -------------------------------
         2011             2010             2011             2010             2011            2010            2011            2010
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
 $ (2,963,525)    $ (2,970,952)    $ (6,694,787)    $ (6,732,484)    $ (1,271,087)     $ (280,810)     $ (484,573)      $ (52,885)
   16,005,349       12,693,487               --               --       (2,164,272)     (1,564,928)     (6,975,856)     (8,774,890)
  (37,628,458)      31,968,972               --               --      (10,373,169)      6,136,053         893,660      20,494,542
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (24,586,634)      41,691,507       (6,694,787)      (6,732,484)     (13,808,528)      4,290,315      (6,566,769)     11,666,767
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
    2,902,725        3,540,046       13,685,000       13,764,673          499,569         545,628         751,919         930,017
   (5,342,991)      (4,835,059)     154,035,845      316,568,462       95,112,541        (465,857)     (3,094,692)     (3,384,556)
     (116,934)        (129,923)        (191,982)        (213,887)         (34,711)         (8,410)        (21,376)        (22,930)
  (35,163,549)     (41,706,229)    (206,302,584)    (216,737,082)     (17,195,093)     (7,345,504)    (15,048,874)    (13,619,689)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (37,720,749)     (43,131,165)     (38,773,721)     113,382,166       78,382,306      (7,274,143)    (17,413,023)    (16,097,158)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (62,307,383)      (1,439,658)     (45,468,508)     106,649,682       64,573,778      (2,983,828)    (23,979,792)     (4,430,391)
  268,487,543      269,927,201      442,249,891      335,600,209       46,053,005      49,036,833      99,325,424     103,755,815
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
$ 206,180,160    $ 268,487,543    $ 396,781,383    $ 442,249,891    $ 110,626,783    $ 46,053,005    $ 75,345,632    $ 99,325,424
================ ================ ================ ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                           MSF LOOMIS
                                     MSF JENNISON GROWTH        SAYLES SMALL CAP CORE    MSF MET/ARTISAN MID CAP VALUE
                                              SUBACCOUNT                   SUBACCOUNT                       SUBACCOUNT
                                   --------------------------- -------------- ------------ --------------------------------
                                         2011           2010        2011         2010           2011           2010 (b)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $  (732,949)   $  (615,282)    $  (21,835)    $ (9,222)    $  (19,653)    $    (25,905)
  Net realized gains (losses)         1,060,119       (654,199)        49,522       16,996         61,646          (10,152)
  Change in unrealized gains
     (losses) on investments           (562,643)     6,231,428       (140,818)     112,778         63,620          164,008
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (235,473)     4,961,947       (113,131)     120,552        105,613          127,951
                                   --------------- ----------- -------------- ------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               251,996        290,063          9,309       10,236             --               --
  Net transfers (including fixed
     account)                        (1,503,330)    (1,015,205)     1,056,490      233,284         46,076        2,479,334
  Contract charges                      (40,888)       (48,923)          (114)         (57)          (338)            (375)
  Transfers for contract benefits
     and terminations               (11,248,453)    (9,356,185)      (234,005)     (60,970)      (292,254)        (412,510)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (12,540,675)   (10,130,250)       831,680      182,493       (246,516)       2,066,449
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets                (12,776,148)    (5,168,303)       718,549      303,045       (140,903)       2,194,400
NET ASSETS:
  Beginning of period                56,595,399     61,763,702        628,433      325,388      2,194,400               --
                                   --------------- ----------- -------------- ------------ -------------- -----------------
  End of period                     $43,819,251   $ 56,595,399    $ 1,346,982    $ 628,433    $ 2,053,497     $  2,194,400
                                   =============== =========== ============== ============ ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MSF MET/DIMENSIONAL
          INTERNATIONAL          MSF METLIFE CONSERVATIVE           MSF METLIFE CONSERVATIVE TO                              MSF
          SMALL COMPANY                        ALLOCATION                   MODERATE ALLOCATION      METLIFE MID CAP STOCK INDEX
             SUBACCOUNT                        SUBACCOUNT                            SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------- ------------------------------
     2011             2010            2011             2010            2011            2010           2011               2010
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    $ (91)             $ (602)      $ 314,408         $ 779,606       $ 668,557     $ 1,912,414      $ (25,487)      $ (16,661)
    4,927               3,869       1,098,459           705,709         876,080        (106,705)       492,845         (57,772)
  (29,384)             15,221        (799,840)        1,401,830      (1,745,916)      6,774,441       (746,319)      1,577,100
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
  (24,548)             18,488         613,027         2,887,145        (201,279)      8,580,150       (278,961)      1,502,667
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
       --                  --       1,055,711         1,251,896       3,098,237       3,808,639        411,176         389,535
   39,288              15,125       5,538,686         7,282,385       5,540,799       3,816,562        295,733         290,592
      (20)                 (3)        (10,985)          (10,740)        (46,473)        (43,100)        (5,173)        (4,862)
   (7,362)               (583)     (7,853,444)       (5,719,703)    (15,674,570)    (12,700,519)      (758,895)       (529,046)
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
   31,906              14,539      (1,270,032)        2,803,838      (7,082,007)     (5,118,418)       (57,159)        146,219
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    7,358              33,027        (657,005)        5,690,983      (7,283,286)      3,461,732       (336,120)      1,648,886
  108,458              75,431      38,552,233        32,861,250      92,534,789      89,073,057      7,903,300       6,254,414
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
$ 115,816           $ 108,458    $ 37,895,228      $ 38,552,233    $ 85,251,503    $ 92,534,789    $ 7,567,180     $ 7,903,300
============ =================== =============== ================ =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                            MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                                         SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- ------------------------------- ------------------------------
                                          2011           2010            2011             2010             2011            2010
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   1,144,736     $5,582,185      $  672,549      $3,465,608   $  (1,944,470)   $ (1,550,335)
  Net realized gains (losses)             (688,451)    (5,424,426)     (2,900,887)    (10,265,456)     18,784,853      18,126,276
  Change in unrealized gains
     (losses) on investments           (10,874,963)    45,896,962     (14,403,833)     49,819,288     (16,373,680)     75,716,840
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (10,418,678)    46,054,721     (16,632,171)     43,019,440         466,703      92,292,781
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               17,464,459     19,846,283      13,933,533      16,766,373      15,672,907      23,601,044
  Net transfers (including fixed
     account)                            2,861,181      4,314,279      (5,399,738)     (3,903,285)    (30,407,027)   (104,187,115)
  Contract charges                        (373,926)      (366,789)       (415,049)       (417,016)       (561,567)       (610,076)
  Transfers for contract benefits
     and terminations                  (49,533,366)   (53,282,954)    (32,689,252)    (52,043,396)    (82,389,114)    (97,206,926)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (29,581,652)   (29,489,181)    (24,570,506)    (39,597,324)    (97,684,801)   (178,403,073)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets                 (40,000,330)    16,565,540     (41,202,677)      3,422,116     (97,218,098)    (86,110,292)
NET ASSETS:
    Beginning of period                427,765,478    411,199,938     359,791,293     356,369,177     807,958,649     894,068,941
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
  End of period                    $   387,765,148  $ 427,765,478   $ 318,588,616   $ 359,791,293   $ 710,740,551    $807,958,649
                                   ================ =============== =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF NEUBERGER
          MSF MFS TOTAL RETURN                   MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    BERMAN GENESIS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -----------------
         2011             2010            2011            2010            2011             2010           2011 (a)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  $ 6,204,372      $ 8,425,455        $ (1,459)     $ (137,987)      $ 898,773      $ 1,294,856             $ (76)
   (9,694,633)     (16,178,972)       (468,161)     (1,903,486)     (3,563,858)      (7,960,644)                2
    7,839,003       54,558,082          88,961       8,611,346      (6,334,332)      10,778,394               335
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    4,348,742       46,804,565        (380,659)      6,569,873      (8,999,417)       4,112,606               261
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    8,343,960        8,928,313       2,159,622       2,261,872       2,403,596        2,988,839                --
  (13,818,999)      (9,255,687)     (1,787,901)      3,117,245      (1,647,481)      (1,860,726)           19,748
     (254,692)        (290,412)        (24,294)        (25,647)        (46,102)         (47,455)               (1)
  (94,119,605)     (87,760,748)     (9,912,499)     (9,485,200)     (7,832,217)     (14,605,094)               (3)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (99,849,336)     (88,378,534)     (9,565,072)     (4,131,730)     (7,122,204)     (13,524,436)           19,744
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (95,500,594)     (41,573,969)     (9,945,731)      2,438,143     (16,121,621)      (9,411,830)           20,005
  594,788,580      636,362,549      73,901,755      71,463,612      72,320,627       81,732,457                --
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
$ 499,287,986    $ 594,788,580    $ 63,956,024    $ 73,901,755    $ 56,199,006     $ 72,320,627          $ 20,005
================ ================ =============== =============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MSF NEUBERGER BERMAN MID CAP
                                                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY         MSF RUSSELL 2000 INDEX
                                                       SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                          2011             2010            2011             2010            2011           2010
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (148,560)    $  (146,631)      $1,728,130       $  304,750    $   (118,276)   $      7,018
  Net realized gains (losses)            (494,354)       (879,472)      (1,033,597)      (8,491,313)       (447,044)     (4,300,677)
  Change in unrealized gains
     (losses) on investments             (663,081)      4,943,695      (32,567,930)      56,165,206      (4,743,400)     27,149,045
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,305,995)      3,917,592      (31,873,397)      47,978,643      (5,308,720)     22,855,386
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  40,161             997        8,777,842        9,576,727       2,857,620       3,643,380
  Net transfers (including fixed
     account)                            (234,615)       (131,374)      (6,309,834)      (7,268,720)     (2,617,863)     (1,521,126)
  Contract charges                         (3,281)         (3,975)        (182,684)        (202,710)        (76,823)        (78,130)
  Transfers for contract benefits
     and terminations                  (3,008,098)     (2,514,527)     (40,254,294)     (53,058,261)    (10,869,620)    (18,479,738)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (3,205,833)     (2,648,879)     (37,968,970)     (50,952,964)    (10,706,686)    (16,435,614)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (4,511,828)      1,268,713      (69,842,367)      (2,974,321)    (16,015,406)      6,419,772
NET ASSETS:
  Beginning of period                  18,962,920      17,694,207      371,423,984      374,398,305     109,316,701     102,896,929
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
  End of period                    $   14,451,092    $ 18,962,920    $ 301,581,617    $ 371,423,984    $ 93,301,295    $109,316,701
                                   ================= =============== ================ ================ =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                        GROWTH                           GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                    SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- ---------------------------------
        2011              2010            2011             2010            2011            2010             2011             2010
---------------     ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  $ (706,061)       $ (720,749)   $ (1,456,034)    $ (1,256,924)     $ (362,394)      $ 431,774        $ 277,238      $ 2,537,373
   1,286,583          (337,588)      4,434,771          266,597         283,149         141,920        6,112,162        1,328,880
  (1,668,794)        7,462,700      (2,841,905)      27,477,353       1,196,855         333,475           69,362        4,253,524
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (1,088,272)        6,404,363         136,832       26,487,026       1,117,610         907,169        6,458,762        8,119,777
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
     407,031           440,247       3,071,873        3,089,531          72,507         102,762        2,445,013        3,829,885
  (1,703,777)         (515,092)        191,404          125,709      61,505,952         459,170          982,416        5,091,257
     (19,252)          (22,081)        (62,383)         (58,145)        (12,562)         (3,706)         (88,475)        (100,867)
  (7,934,558)       (7,217,564)    (11,348,941)     (11,603,685)    (11,487,269)     (1,183,589)     (34,116,535)     (29,475,988)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (9,250,556)       (7,314,490)     (8,148,047)      (8,446,590)     50,078,628        (625,363)     (30,777,581)     (20,655,713)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
 (10,338,828)         (910,127)     (8,011,215)      18,040,436      51,196,238         281,806      (24,318,819)     (12,535,936)
  48,700,718        49,610,845     105,806,004       87,765,568       8,424,280       8,142,474      173,254,111      185,790,047
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
$ 38,361,890      $ 48,700,718    $ 97,794,789    $ 105,806,004    $ 59,620,518     $ 8,424,280    $ 148,935,292    $ 173,254,111
=============== ================= =============== ================ =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS     PIONEER VCT EQUITY INCOME
                                                       SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010            2011          2010
                                   ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (143,498)    $  (179,379)    $  (408,646)    $  (398,019)      $  24,662     $   34,504
  Net realized gains (losses)             (14,098)       (154,626)        557,400          75,545         100,032       (537,299)
  Change in unrealized gains
     (losses) on investments             (528,798)      1,268,462      (5,700,836)      3,208,447         675,856      3,676,195
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (686,394)        934,457      (5,552,082)      2,885,973         800,550      3,173,400
                                   ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  75,877          91,425         110,088         207,259         108,077         63,944
  Net transfers (including fixed
     account)                          (1,222,734)       (511,858)     (2,419,505)       (810,305)        426,315        101,477
  Contract charges                         (4,438)         (5,100)         (8,622)        (10,037)         (7,418)        (7,791)
  Transfers for contract benefits
     and terminations                  (1,506,782)     (1,024,422)     (2,941,326)     (1,887,462)     (3,439,197)    (1,856,435)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,658,077)     (1,449,955)     (5,259,365)     (2,500,545)     (2,912,223)    (1,698,805)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                   (3,344,471)       (515,498)    (10,811,447)        385,428      (2,111,673)     1,474,595
NET ASSETS:
  Beginning of period                  14,111,087      14,626,585      26,221,434      25,836,006      21,292,601     19,818,006
                                   ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                    $   10,766,616    $ 14,111,087    $ 15,409,987    $ 26,221,434    $ 19,180,928    $21,292,601
                                   ================= =============== =============== =============== =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT                       PIONEER VCT
    IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION       PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
         2011             2010             2011             2010            2011            2010            2011              2010
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   $ (690,552)      $ (823,648)       $ 421,589        $ 458,323      $ (427,796)     $ (372,395)       $ 39,828          $ 72,053
   (1,693,718)      (3,959,113)        (213,468)      (1,798,072)     (1,947,923)     (2,555,443)       (403,653)         (873,404)
  (10,426,952)      31,646,629       (5,383,568)      15,496,939        (337,519)      9,169,920       1,458,143         3,929,720
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (12,811,222)      26,863,868       (5,175,447)      14,157,190      (2,713,238)      6,242,082       1,094,318         3,128,369
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
    3,559,835        3,722,328          667,022        1,381,043         178,370         237,248          85,193            69,797
   (3,243,344)      (7,341,420)       1,240,567        3,210,572        (973,283)     (1,763,109)       (317,126)          689,043
     (120,182)        (127,073)         (40,372)         (43,434)        (15,407)        (18,372)         (6,341)           (6,673)
  (16,316,670)     (10,017,304)     (14,341,396)     (13,680,628)     (7,808,934)     (4,877,160)     (2,515,143)       (1,168,701)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (16,120,361)     (13,763,469)     (12,474,179)      (9,132,447)     (8,619,254)     (6,421,393)     (2,753,417)         (416,534)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (28,931,583)      13,100,399      (17,649,626)       5,024,743     (11,332,492)       (179,311)     (1,659,099)        2,711,835
  246,699,062      233,598,663      134,202,065      129,177,322      43,769,962      43,949,273      15,025,737        12,313,902
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
$ 217,767,479    $ 246,699,062    $ 116,552,439    $ 134,202,065    $ 32,437,470    $ 43,769,962    $ 13,366,638      $ 15,025,737
================ ================ ================ ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                   WELLS FARGO VT SMALL CAP
                                                     UIF GROWTH            UIF U.S. REAL ESTATE                       VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   ------------------------------- ------------------------------- ---------------------------
                                         2011            2010           2011            2010           2011          2010
                                   ---------------- -------------- --------------- --------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (143,483)    $ (148,414)    $  (146,860)      $ 110,950    $   (23,584)    $    7,863
  Net realized gains (losses)            804,566        414,582        (886,865)     (1,730,114)       (43,636)      (148,047)
  Change in unrealized gains
     (losses) on investments            (933,812)     1,476,000       1,898,263       6,651,015       (243,647)       722,957
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (272,729)     1,742,168         864,538       5,031,851       (310,867)       582,773
                                   ---------------- -------------- --------------- --------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 13,262            495          88,416          97,017         72,666         86,346
  Net transfers (including fixed
     account)                           (345,794)       (45,236)       (521,388)     (1,574,727)       (44,682)      (493,175)
  Contract charges                        (1,880)        (2,102)         (8,685)        (10,492)          (484)            --
  Transfers for contract benefits
     and terminations                 (1,586,751)    (1,319,987)     (5,746,173)     (2,727,751)      (526,671)      (342,837)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (1,921,163)    (1,366,830)     (6,187,830)     (4,215,953)      (499,171)      (749,666)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets                  (2,193,892)       375,338      (5,323,292)        815,898       (810,038)      (166,893)
NET ASSETS:
  Beginning of period                  9,543,702      9,168,364      20,965,294      20,149,396      4,028,620      4,195,513
                                   ---------------- -------------- --------------- --------------- -------------- ------------
  End of period                    $   7,349,810    $ 9,543,702    $ 15,642,002    $ 20,965,294    $ 3,218,582    $ 4,028,620
                                   ================ ============== =============== =============== ============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
 Insurance Funds) ("Invesco V.I.")
AllianceBernstein Variable Products Series Fund, Inc.
 ("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
 ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
 ("LMPVET")
Legg Mason Partners Variable Income Trust
 ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
Morgan Stanley Variable Investment Series
 ("Morgan Stanley")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Alger Portfolios ("Alger")
The Dreyfus Socially Responsible Growth Fund, Inc.
 ("Dreyfus Socially Responsible Growth")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2011:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth
 Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
 Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWS I Capital Growth Subaccount
DWS II Dreman Small Mid Cap Value Subaccount
DWS II Global Thematic Subaccount
DWS II Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation
 Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

FTVIPT Franklin Rising Dividends Securities
 Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
 Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
 Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. Government Securities Subaccount* (a)
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Comstock Subaccount (a)
Invesco V.I. Van Kampen Equity and Income
 Subaccount
Invesco V.I. Van Kampen Growth and Income
 Subaccount*
Janus Aspen Enterprise Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth
 Subaccount*
LMPVET ClearBridge Variable Appreciation
 Subaccount
LMPVET ClearBridge Variable Equity Income Builder
 Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap
 Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth
 Subaccount
LMPVET ClearBridge Variable Large Cap Value
 Subaccount
LMPVET ClearBridge Variable Mid Cap Core
 Subaccount
LMPVET ClearBridge Variable Small Cap Growth
 Subaccount
LMPVET Investment Counsel Variable Social
 Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50%
 Subaccount
LMPVET Variable Lifestyle Allocation 70%
 Subaccount
LMPVET Variable Lifestyle Allocation 85%
 Subaccount
LMPVIT Western Asset Variable Global High Yield
 Bond Subaccount
LMPVIT Western Asset Variable High Income
 Subaccount
MIST American Funds Balanced Allocation
 Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
 Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth
 Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount
MIST MetLife Aggressive Strategy Subaccount (a)
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount*
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Large Cap Value Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount*
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Multi Cap Growth Subaccount
MSF Barclays Capital Aggregate Bond Index
 Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
 Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount
MSF Met/Dimensional International Small Company
 Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
 Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
 Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Genesis Subaccount (a)
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
 Opportunities Subaccount*
MSF Western Asset Management U.S. Government
 Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
 Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(a) This Subaccount began operations during the year ended December 31, 2011.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2011:

Credit Suisse Trust International Equity Flex III Portfolio
DWS I Health Care Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Van Kampen Government Subaccount
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Global Technology Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy
 Subaccount
LMPVET Global Currents Variable International All
 Cap Opportunity Subaccount
LMPVIT Western Asset Variable Adjustable Rate
 Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
 Income Subaccount
LMPVIT Western Asset Variable Strategic Bond
 Subaccount
MIST Legg Mason Value Equity Subaccount
MSF MetLife Aggressive Allocation Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Fund Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                              NEW NAME
-----------                                              --------
(MIST) Lord Abbett Growth and Income Portfolio           (MIST) T. Rowe Price Large Cap Value Portfolio
Morgan Stanley Capital Opportunities Portfolio           Morgan Stanley Multi Cap Growth Portfolio
UIF Capital Growth Portfolio                             UIF Growth Portfolio

MERGERS:

FORMER PORTFOLIO                                         NEW PORTFOLIO
----------------                                         -------------
DWS Health Care VIP                                      DWS Capital Growth VIP
Invesco Van Kampen V.I. Government Fund                  Invesco V.I. Government Securities Fund
Invesco Van Kampen V.I. Value Fund                       Invesco Van Kampen V.I. Comstock Fund
Legg Mason ClearBridge Variable Dividend Strategy        Legg Mason ClearBridge Variable Equity Income
 Portfolio                                                Builder Portfolio
(MIST) Legg Mason Value Equity Portfolio                 (MIST) Legg Mason Clearbridge Aggressive Growth
                                                          Portfolio
(MSF) MetLife Aggressive Allocation Portfolio            (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
FTVIPT Templeton Growth Securities Fund                 (MIST) Met/Templeton Growth Portfolio
Janus Aspen Global Technology Portfolio                 (MIST) RCM Technology Portfolio
Legg Mason ClearBridge Variable Capital Portfolio       (MSF) Davis Venture Value Portfolio
Legg Mason Global Currents Variable International       (MIST) MFS Research International Portfolio
 All Cap Opportunity Portfolio
Legg Mason Western Asset Variable Diversified           (MSF) Western Asset Management Strategic Bond
 Strategic Income Portfolio                               Opportunities Portfolio
Legg Mason Western Asset Variable Strategic Bond        (MSF) Western Asset Management Strategic Bond
 Portfolio                                                Opportunities Portfolio
Pioneer Bond VCT Portfolio                              (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                              (MIST) Pioneer Fund Portfolio



LIQUIDATIONS:

Credit Suisse Trust International Equity Flex III Portfolio
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011()04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

VARIABLE ANNUITIZATION FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

PRINCIPAL PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Variable Annuitization Floor Benefit           0.00% - 3.00%
                                               ---------------
Principal Protection                           1.25% - 2.50%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED
                                                       AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                       ----------------------- ----------------------------
                                                                                     COST OF       PROCEEDS
                                                           SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                       ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                      77,024    3,391,657     1,224,038        969,976
AllianceBernstein Global Thematic Growth Subaccount        60,267      933,453       102,062        437,243
American Funds Bond Subaccount                          1,025,886   10,770,511     4,989,871      4,742,318
American Funds Global Growth Subaccount                 7,675,298  144,294,626     8,904,694     49,879,620
American Funds Global Small Capitalization Subaccount     229,300    3,979,274     1,271,483      3,948,772
American Funds Growth Subaccount                        6,252,652  326,737,900    12,045,014    101,300,632
American Funds Growth-Income Subaccount                 8,333,657  287,820,250    11,894,356     85,560,981
Delaware VIP Small Cap Value Subaccount                   403,114   10,636,580       951,980     13,163,457
Dreyfus Socially Responsible Growth Subaccount             22,327      579,375       128,858         64,981
DWS I Capital Growth Subaccount                           571,743   10,059,659     3,389,734      1,934,001
DWS II Dreman Small Mid Cap Value Subaccount              727,201   10,393,741       205,464      2,004,966
DWS II Global Thematic Subaccount                         382,676    4,356,662       128,726      1,318,920
DWS II Government & Agency Securities Subaccount          495,224    6,192,269     1,921,049      1,158,534
Fidelity VIP Contrafund Subaccount                      9,856,735  253,089,068    16,052,092     48,049,496
Fidelity VIP Dynamic Capital Appreciation Subaccount      256,018    1,955,130       116,767        367,901
Fidelity VIP Equity-Income Subaccount                  11,447,756  238,359,698     7,258,138     27,614,612
Fidelity VIP High Income Subaccount                     4,809,797   29,968,349     3,400,656      5,614,112
Fidelity VIP Mid Cap Subaccount                         9,357,591  262,136,457    14,078,301     58,740,415
FTVIPT Franklin Income Securities Subaccount            2,686,243   38,543,863     9,782,251     18,553,125
FTVIPT Franklin Rising Dividends Securities Subaccount  1,126,975   19,440,994     2,900,573      4,956,410
FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount                                            1,706,091   32,151,536     2,647,057     12,226,741
FTVIPT Mutual Shares Securities Subaccount              2,152,359   35,971,299     1,432,176     14,085,793
FTVIPT Templeton Developing Markets Securities
  Subaccount                                            2,726,322   28,734,270     2,921,310      5,951,838
FTVIPT Templeton Foreign Securities Subaccount          7,630,889  105,994,366     7,881,968     32,562,134
Invesco V.I. Dividend Growth Subaccount                   110,887    1,504,356        71,559        517,754
Invesco V.I. Government Securities Subaccount (a)       1,682,162   19,602,061    26,591,004      7,268,373
Invesco V.I. S&P 500 Index Subaccount                     278,325    2,944,723       276,467      4,387,001
Invesco V.I. Utilities Subaccount                         141,384    2,330,288       485,458        741,802
Invesco V.I. Van Kampen Capital Growth Subaccount         360,849   10,365,866     1,374,012      4,507,340
Invesco V.I. Van Kampen Comstock Subaccount (a)           710,472    8,962,850    10,402,575      1,325,253
Invesco V.I. Van Kampen Equity and Income Subaccount    7,624,762   97,923,430     4,179,700     42,077,090
Invesco V.I. Van Kampen Growth and Income Subaccount    5,370,891   90,903,106     2,725,509     34,932,239
Janus Aspen Enterprise Subaccount                         367,200   11,083,909       920,795      4,643,172
Janus Aspen Overseas Subaccount                         1,433,288   63,052,217     4,220,396     13,836,494
Janus Aspen Worldwide Subaccount                           31,261      858,590        99,214        239,957
LMPVET ClearBridge Variable Aggressive Growth
  Subaccount                                           23,530,894  307,568,614    12,331,217    131,323,125
LMPVET ClearBridge Variable Appreciation Subaccount    14,597,101  330,660,493     8,552,613    108,136,741
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                           12,956,629  156,956,443    44,097,619     42,758,577
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                           19,504,326  386,905,244    11,420,679    105,193,780
LMPVET ClearBridge Variable Large Cap Growth
  Subaccount                                            6,247,613   87,465,084     3,050,057     27,283,344
LMPVET ClearBridge Variable Large Cap Value Subaccount  9,902,596  150,818,873     6,640,815     33,746,380
LMPVET ClearBridge Variable Mid Cap Core Subaccount     3,328,185   41,641,149     1,104,555     18,323,635
LMPVET ClearBridge Variable Small Cap Growth
  Subaccount                                            3,859,869   52,784,067     6,672,389     19,037,589
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                            1,816,411   42,467,422     1,133,726      9,970,437
LMPVET Variable Lifestyle Allocation 50% Subaccount     6,777,927   77,425,229     3,118,356     22,566,053
LMPVET Variable Lifestyle Allocation 70% Subaccount     4,153,874   46,773,694     1,412,604     12,134,487
LMPVET Variable Lifestyle Allocation 85% Subaccount     2,354,080   30,448,961     1,038,354      6,260,505

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                          1,564,332   12,745,578     2,003,559      3,966,408
LMPVIT Western Asset Variable High Income Subaccount 20,571,845  137,866,412    14,204,911     38,337,257
MIST American Funds Balanced Allocation Subaccount      191,954    1,710,332       750,255      1,120,758
MIST American Funds Growth Allocation Subaccount        164,607    1,378,905       487,241      1,136,404
MIST American Funds Moderate Allocation Subaccount      137,601    1,275,861       400,161        245,266
MIST Batterymarch Growth and Income Subaccount       14,698,447  295,761,515     4,659,153     30,769,667
MIST BlackRock High Yield Subaccount                 15,928,915  129,338,386    34,741,442     46,108,935
MIST BlackRock Large Cap Core Subaccount              5,359,897   54,789,827     4,440,855     13,301,839
MIST Clarion Global Real Estate Subaccount            7,500,672   97,104,513     8,679,897     18,255,758
MIST Dreman Small Cap Value Subaccount                  910,103   11,676,676     3,157,857      5,384,414
MIST Harris Oakmark International Subaccount          5,333,424   78,024,073     6,172,392     21,762,169
MIST Invesco Small Cap Growth Subaccount                900,829   11,614,976     4,398,466      5,098,976
MIST Janus Forty Subaccount                           7,229,100  530,162,670    16,168,241     72,924,839
MIST Lazard Mid Cap Subaccount                        7,302,824   77,550,675     7,547,936     18,358,856
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                            392,737    3,203,348     3,709,758        665,256
MIST Loomis Sayles Global Markets Subaccount         13,209,244  144,770,736     6,151,078     19,549,731
MIST Lord Abbett Bond Debenture Subaccount            4,524,808   53,535,704     9,198,429     20,153,502
MIST Lord Abbett Mid Cap Value Subaccount             2,999,821   56,445,674     2,617,013     14,351,191
MIST Met/Eaton Vance Floating Rate Subaccount           120,447    1,233,119     3,825,494      3,294,366
MIST Met/Franklin Mutual Shares Subaccount              115,201      912,374       466,254        178,785
MIST Met/Templeton Growth Subaccount                  5,188,905   49,032,221    29,868,473     15,336,016
MIST MetLife Aggressive Strategy Subaccount (a)       5,516,853   57,237,647    63,837,488      5,890,887
MIST MetLife Balanced Strategy Subaccount             2,172,696   16,962,436     1,647,184      3,590,647
MIST MetLife Growth Strategy Subaccount               1,890,882   14,130,383       660,006      3,055,829
MIST MetLife Moderate Strategy Subaccount             1,352,420   11,717,845     2,914,159      4,693,958
MIST MFS Emerging Markets Equity Subaccount           7,979,748   80,906,097     9,691,505     29,212,912
MIST MFS Research International Subaccount           11,063,767  126,375,372    69,273,612     23,128,554
MIST Morgan Stanley Mid Cap Growth Subaccount         1,208,469   12,077,466     1,897,956      5,608,643
MIST Oppenheimer Capital Appreciation Subaccount     46,674,809  323,219,256     2,264,311     39,460,934
MIST PIMCO Inflation Protected Bond Subaccount        9,714,651  105,730,537    30,451,554     29,993,585
MIST PIMCO Total Return Subaccount                   33,213,098  367,541,538    81,171,698    103,680,352
MIST Pioneer Fund Subaccount                          4,532,570   57,450,931    32,832,715     15,544,781
MIST Pioneer Strategic Income Subaccount             20,495,684  200,019,571    44,776,161     82,894,329
MIST RCM Technology Subaccount                        1,995,607    9,862,371    10,102,142      2,408,695
MIST SSgA Growth and Income ETF Subaccount           10,512,460  108,395,895     5,784,552     11,958,435
MIST SSgA Growth ETF Subaccount                      13,265,872  136,816,235     3,559,817     13,447,595
MIST T. Rowe Price Large Cap Value Subaccount         5,615,490  144,299,962     5,184,204     30,174,300
MIST T. Rowe Price Mid Cap Growth Subaccount            377,390    3,118,854     1,467,982      1,381,066
MIST Third Avenue Small Cap Value Subaccount          9,261,542  150,425,470    13,990,743     29,085,095
MIST Turner Mid Cap Growth Subaccount                   193,888    2,357,092       318,147        560,406
MIST Van Kampen Comstock Subaccount                  18,149,939  119,830,086     4,317,008     56,960,674
Morgan Stanley Multi Cap Growth Subaccount               28,034      807,886       130,340        464,848
MSF Barclays Capital Aggregate Bond Index Subaccount  8,971,816   96,920,874     6,457,021     17,664,954
MSF BlackRock Aggressive Growth Subaccount            3,500,755   83,692,292     2,593,950     24,385,549
MSF BlackRock Bond Income Subaccount                  2,273,905  235,183,714    25,414,368     72,574,913
MSF BlackRock Diversified Subaccount                 15,145,298  223,825,109     9,669,720     35,252,707
MSF BlackRock Large Cap Value Subaccount              1,473,377   17,329,656       701,254      3,396,569
MSF BlackRock Legacy Large Cap Growth Subaccount      8,267,061  148,785,501     7,381,913     48,066,419
MSF BlackRock Money Market Subaccount                 3,967,814  396,781,273   233,807,166    279,276,244
MSF Davis Venture Value Subaccount                    3,747,407  123,430,706   103,923,406     26,812,312
MSF FI Value Leaders Subaccount                         573,576  105,893,843     3,085,278     20,983,087
MSF Jennison Growth Subaccount                        3,635,901   41,768,778     1,012,728     14,286,335
MSF Loomis Sayles Small Cap Core Subaccount               6,152    1,331,051     1,186,717        376,878
MSF Met/Artisan Mid Cap Value Subaccount                 11,772    1,825,842       229,714        495,909

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                             SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                         ---------- ------------ ------------- --------------
MSF Met/Dimensional International Small Company
  Subaccount                                                  8,774      129,063        52,337         16,147
MSF MetLife Conservative Allocation Subaccount            3,286,664   35,653,501    14,988,229     15,943,833
MSF MetLife Conservative to Moderate Allocation
  Subaccount                                              7,632,185   83,283,356    14,383,098     20,796,533
MSF MetLife Mid Cap Stock Index Subaccount                  583,437    7,498,537     2,840,744      2,576,937
MSF MetLife Moderate Allocation Subaccount               35,937,456  408,562,622    21,323,252     49,760,172
MSF MetLife Moderate to Aggressive Allocation Subaccount 30,751,797  362,873,343    11,703,171     35,601,111
MSF MetLife Stock Index Subaccount                       24,085,610  690,337,041    32,302,843    127,160,989
MSF MFS Total Return Subaccount                           3,881,624  541,038,598    26,199,704    119,844,936
MSF MFS Value Subaccount                                  5,230,977   66,942,056     6,018,457     15,585,008
MSF Morgan Stanley EAFE Index Subaccount                  5,498,924   88,724,187     2,492,087      8,715,499
MSF Neuberger Berman Genesis Subaccount (a)                   1,687       19,671        19,747             79
MSF Neuberger Berman Mid Cap Value Subaccount               776,294   16,626,007     1,286,293      4,640,716
MSF Oppenheimer Global Equity Subaccount                 21,714,136  336,149,723    18,254,532     54,495,496
MSF Russell 2000 Index Subaccount                         7,369,771   99,969,201     3,089,295     13,914,239
MSF T. Rowe Price Large Cap Growth Subaccount             2,595,527   35,742,189     3,334,131     13,290,766
MSF T. Rowe Price Small Cap Growth Subaccount             6,066,674   80,191,359    12,559,707     22,163,798
MSF Western Asset Management Strategic Bond
  Opportunities Subaccount                                4,607,285   57,737,384    65,321,034     15,604,799
MSF Western Asset Management U.S. Government
  Subaccount                                             12,197,813  145,294,732    17,631,399     42,455,933
Pioneer VCT Cullen Value Subaccount                         999,686   11,118,295       360,632      3,162,214
Pioneer VCT Emerging Markets Subaccount                     649,936   17,282,131     1,717,212      7,385,303
Pioneer VCT Equity Income Subaccount                        940,703   18,816,973     2,189,038      5,076,642
Pioneer VCT Ibbotson Growth Allocation Subaccount        21,412,732  240,364,049    10,101,762     26,912,707
Pioneer VCT Ibbotson Moderate Allocation Subaccount      11,449,159  122,440,370     7,751,937     19,804,556
Pioneer VCT Mid Cap Value Subaccount                      2,059,522   40,503,960     1,552,642     10,599,714
Pioneer VCT Real Estate Shares Subaccount                   762,066   14,318,860     1,430,884      4,144,502
UIF Growth Subaccount                                       365,662    5,314,325       355,091      2,419,759
UIF U.S. Real Estate Subaccount                           1,152,690   17,431,246       575,608      6,910,292
Wells Fargo VT Small Cap Value Subaccount                   386,849    3,591,275       171,353        694,089

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                             ALLIANCEBERNSTEIN GLOBAL
                               ALGER CAPITAL APPRECIATION             THEMATIC GROWTH         AMERICAN FUNDS BOND
                                               SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               ----------------------------- --------------------------- ---------------------------
                                    2011             2010          2011          2010          2011          2010
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units beginning of year          2,108,411        2,568,654     1,545,364     1,859,710     6,629,074     5,354,874
Units issued and transferred
  from other funding options       638,403          378,839     1,539,952        67,315     9,924,012     3,203,628
Units redeemed and transferred
  to other funding options        (512,568)        (839,082)   (1,863,932)     (381,661)   (9,903,229)   (1,929,428)
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units end of year                2,234,246        2,108,411     1,221,384     1,545,364     6,649,857     6,629,074
                               ============ ================ ============= ============= ============= =============

                                            AMERICAN FUNDS                                    DREYFUS SOCIALLY RESPONSIBLE
                                             GROWTH-INCOME    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------- -------------------------------
                                       2011           2010          2011              2010       2011                 2010
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units beginning of year         266,085,972    305,682,875    10,497,320        11,809,419    480,877              574,094
Units issued and transferred
  from other funding options    248,225,998     14,097,977     4,502,467         1,318,201    100,383               10,491
Units redeemed and transferred
  to other funding options     (301,846,907)   (53,694,880)   (9,184,419)       (2,630,300)   (45,200)            (103,708)
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units end of year               212,465,063    266,085,972     5,815,368        10,497,320    536,060              480,877
                               =============== ============== ============= ================= ========== ====================

                               DWS II GOVERNMENT & AGENCY                               FIDELITY VIP DYNAMIC CAPITAL
                                               SECURITIES    FIDELITY VIP CONTRAFUND                    APPRECIATION
                                               SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                               -------------------------- ---------------------------- ------------------------------
                                    2011        2010          2011          2010          2011              2010
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units beginning of year          4,693,342    5,472,346    160,809,148   181,273,642     1,800,348         2,259,227
Units issued and transferred
  from other funding options     1,357,214      792,647    102,224,509    15,737,799     1,196,589           317,045
Units redeemed and transferred
  to other funding options        (910,164)  (1,571,651)  (121,307,603)  (36,202,293)   (1,367,123)         (775,924)
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units end of year                5,140,392    4,693,342    141,726,054   160,809,148     1,629,814         1,800,348
                               ============ ============= ============= ============== ============= ================

                                   FTVIPT FRANKLIN INCOME      FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
                                               SECURITIES        DIVIDENDS SECURITIES                GROWTH SECURITIES
                                               SUBACCOUNT                  SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- --------------------------- --------------------------------
                                      2011           2010          2011          2010           2011              2010
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units beginning of year         29,222,902     30,320,651    16,928,302    18,663,538     31,824,896        38,242,323
Units issued and transferred
  from other funding options    30,227,388      9,664,076     2,332,749     1,232,722     17,928,671         2,285,035
Units redeemed and transferred
  to other funding options     (36,521,497)   (10,761,825)   (3,709,890)   (2,967,958)   (24,024,504)       (8,702,462)
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units end of year               22,928,793     29,222,902    15,551,161    16,928,302     25,729,063        31,824,896
                               ============== ============== ============= ============= ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                              AMERICAN FUNDS
 AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS GROWTH
                   SUBACCOUNT                     SUBACCOUNT                SUBACCOUNT
------------------------------- --------------------------- ---------------------------
     2011             2010          2011           2010         2011          2010
--------------- --------------- ------------- ------------- ------------ --------------
 115,240,903      130,525,259     2,635,611     1,997,395    282,002,413   323,767,342
 105,424,559       10,765,450     3,287,168     1,243,457    257,694,615    20,613,179
(128,169,701)     (26,049,806)   (4,299,754)     (605,241)  (312,988,361)  (62,378,108)
--------------- --------------- ------------- ------------- ------------ --------------
   92,495,761     115,240,903     1,623,025     2,635,611    226,708,667   282,002,413
=============== =============== ============= ============= ============ ==============

                            DWS II DREMAN SMALL MID CAP
  DWS I CAPITAL GROWTH                            VALUE      DWS II GLOBAL THEMATIC
            SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- ------------------------------ --------------------------
  2011            2010          2011             2010         2011         2010
----------- --------------- ------------- ---------------- ------------ ------------
 7,420,886     8,917,378     5,549,304        6,769,158    2,895,029    3,417,264
 2,521,070       223,817       193,843          271,638      104,704      247,409
(1,450,035)   (1,720,309)   (1,077,510)      (1,491,492)    (780,068)    (769,644)
----------- --------------- ------------- ---------------- ------------ ------------
 8,491,921     7,420,886     4,665,637        5,549,304    2,219,665    2,895,029
=========== =============== ============= ================ ============ ============

FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME       FIDELITY VIP MID CAP
                SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
----------------------------- ------------------------ -----------------------------
    2011           2010          2011          2010           2011        2010
------------- -------------- ------------- ------------ -------------- -------------
 87,497,260    108,541,676    11,343,721    14,725,421    150,237,224   163,964,353
 14,784,785      7,103,254     1,060,190     1,254,717     89,130,981    17,556,588
(24,204,093)   (28,147,670)   (2,504,036)   (4,636,417)  (107,512,638)  (31,283,717)
------------- -------------- ------------- -----------  -------------- -------------
 78,077,952     87,497,260     9,899,875    11,343,721    131,855,567   150,237,224
============= ============== ============= ===========  ============== =============

     FTVIPT MUTUAL SHARES    FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
               SECURITIES             MARKETS SECURITIES                    SECURITIES
               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------- ------------------------------ -----------------------------
    2011          2010          2011             2010           2011           2010
------------ ------------- ------------- ---------------- -------------- -------------
 36,409,020    42,535,689    14,717,477       15,673,026     84,974,211     97,704,725
 36,436,514     2,874,422     2,555,899        3,972,448     65,570,772      8,354,795
(46,445,884)   (9,001,091)   (3,936,332)      (4,927,997)   (81,377,494)   (21,085,309)
------------ ------------- ------------- ---------------- -------------- -------------
 26,399,650    36,409,020    13,337,044       14,717,477     69,167,489     84,974,211
============ ============= ============= ================ ============== =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                               INVESCO V.I.
                                                                 GOVERNMENT
                               INVESCO V.I. DIVIDEND GROWTH      SECURITIES    INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT      SUBACCOUNT                    SUBACCOUNT
                               ------------------------------- --------------- -----------------------------
                                     2011              2010         2011 (a)         2011            2010
                               ------------- ----------------- --------------- ------------- ---------------
Units beginning of year          1,892,620         2,297,823              --     6,211,524       6,684,139
Units issued and transferred
  from other funding options     1,825,973           103,967      22,126,396     6,229,384         100,964
Units redeemed and transferred
  to other funding options      (2,241,331)         (509,170)     (5,872,073)   (9,734,636)       (573,579)
                               ------------- ----------------- --------------- ------------- ---------------
Units end of year                1,477,262         1,892,620      16,254,323     2,706,272       6,211,524
                               ============= ================= =============== ============= ===============

                                   INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME          GROWTH AND INCOME       JANUS ASPEN ENTERPRISE
                                                SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                               --------------------------- ----------------------------- ----------------------------
                                       2011           2010           2011        2010           2011          2010
                               --------------- ----------- -------------- -------------- -------------- -------------
Units beginning of year          95,244,297    106,877,677     95,521,755 114,335,077     20,137,778    24,776,585
Units issued and transferred
  from other funding options     95,644,293      6,460,327     89,918,227   3,667,863     17,474,244       644,357
Units redeemed and transferred
  to other funding options     (120,798,767)   (18,093,707) (113,007,967) (22,481,185)   (21,954,768)   (5,283,164)
                               --------------- -------------------------- -------------- -------------- -------------
Units end of year                70,089,823     95,244,297     72,432,015  95,521,755     15,657,254    20,137,778
                               =============== =========== ============== ============== ============== =============

                                                                                               LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE    VARIABLE FUNDAMENTAL
                                     VARIABLE APPRECIATION VARIABLE EQUITY INCOME BUILDER           ALL CAP VALUE
                                                SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT
                               --------------------------- ------------------------------ --------------------------
                                    2011           2010         2011            2010         2011          2010
                               --------------- ----------- -------------- --------------- ----------- --------------
Units beginning of year         340,812,870    397,735,990   117,810,538    135,980,347   360,564,870  428,072,804
Units issued and transferred
  from other funding options    309,947,399      9,841,982   158,397,686      3,424,954   290,684,689   10,359,708
Units redeemed and transferred
  to other funding options     (386,299,867)   (66,765,102) (159,721,533)   (21,594,763) (362,217,473) (77,867,642)
                               --------------- ----------- -------------- --------------- ----------- --------------
Units end of year               264,460,402    340,812,870   116,486,691    117,810,538   289,032,086  360,564,870
                               =============== =========== ============== =============== =========== ==============

                                       LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ---------------------------- -----------------------------
                                    2011           2010           2011          2010           2011           2010
                               -------------- -------------- -------------- ------------- -------------- --------------
Units beginning of year          46,003,583     54,202,034     28,992,998    35,265,807     69,091,278     82,791,698
Units issued and transferred
  from other funding options     37,710,988      3,170,049     14,833,181     1,056,029     66,066,579      2,236,843
Units redeemed and transferred
  to other funding options      (45,183,851)   (11,368,500)   (20,516,168)   (7,328,838)   (80,355,487)   (15,937,263)
                               -------------- -------------- -------------- ------------- -------------- --------------
Units end of year                38,530,720     46,003,583     23,310,011    28,992,998     54,802,370     69,091,278
                               ============== ============== ============== ============= ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                                       INVESCO V.I.
                            INVESCO V.I. VAN KAMPEN      VAN KAMPEN
INVESCO V.I. UTILITIES               CAPITAL GROWTH        COMSTOCK
            SUBACCOUNT                   SUBACCOUNT      SUBACCOUNT
------------------------- ---------------------------- ---------------
     2011         2010           2011          2010         2011 (a)
------------ ------------ -------------- ------------- ---------------
1,414,907    1,703,060     12,335,955    15,018,782              --
  247,175      111,874     12,269,424       228,779       9,856,127
 (411,386)    (400,027)   (13,815,547)   (2,911,606)     (1,289,345)
------------ ------------ -------------- ------------- ---------------
1,250,696    1,414,907     10,789,832    12,335,955       8,566,782
============ ============ ============== ============= ===============

                                                              LMPVET CLEARBRIDGE
      JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE  VARIABLE AGGRESSIVE GROWTH
                SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
----------------------------- ---------------------- -----------------------------
       2011           2010         2011         2010        2011             2010
-------------- -------------- ------------ --------- -------------- --------------
 40,655,745     43,929,512    1,013,409    1,215,231   443,390,285     532,331,659
 10,693,648      7,994,395      110,707      148,447   364,838,748      12,365,594
(15,536,769)   (11,268,162)    (258,979)    (350,269) (461,399,385)   (101,306,968)
-------------- -------------- ------------ --------- -------------- --------------
 35,812,624     40,655,745      865,137    1,013,409   346,829,648     443,390,285
============== ============== ============ ========= ============== ==============

         LMPVET CLEARBRIDGE         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE LARGE CAP GROWTH   VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
--------------------------- ----------------------------- ---------------------------
        2011           2010           2011         2010           2011           2010
--------------- ----------- -------------- -------------- -------------- ------------
 107,663,025    128,748,339    129,276,662  153,410,278     39,617,087     49,070,208
  89,771,823      3,616,748    102,779,112    3,910,204     37,410,512      1,122,136
(109,458,439)   (24,702,062)  (125,230,071) (28,043,820)   (47,886,267)   (10,575,257)
--------------- -------------------------- -------------- -------------- ------------
  87,976,409    107,663,025    106,825,703  129,276,662     29,141,332     39,617,087
=============== =========== ============== ============== ============== ============

LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE               LMPVIT WESTERN ASSET
           ALLOCATION 70%               ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
               SUBACCOUNT                   SUBACCOUNT                         SUBACCOUNT
---------------------------- ---------------------------- ----------------------------------
       2011          2010           2011          2010          2011                 2010
-------------- ------------- -------------- ------------- ------------- --------------------
 44,663,513    52,457,087     28,603,564    33,143,582     8,965,094           10,569,292
 41,201,406       773,260     27,345,370       687,853     8,265,431            1,299,895
(49,969,596)   (8,566,834)   (31,765,420)   (5,227,871)   (9,948,533)          (2,904,093)
-------------- ------------- -------------- ------------- ------------- --------------------
 35,895,323    44,663,513     24,183,514    28,603,564     7,281,992            8,965,094
============== ============= ============== ============= ============= ====================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                      LMPVIT WESTERN ASSET        MIST AMERICAN FUNDS        MIST AMERICAN FUNDS
                                      VARIABLE HIGH INCOME        BALANCED ALLOCATION          GROWTH ALLOCATION
                                                SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                               ------------------------------ -------------------------- --------------------------
                                       2011           2010          2011         2010          2011         2010
                               --------------- -------------- ------------- ------------ ------------- ------------
Units beginning of year          85,709,100    102,925,900     2,241,816    1,066,350     2,314,410      860,371
Units issued and transferred
  from other funding options     83,334,725      4,380,323       771,778    1,623,764       586,831    1,962,971
Units redeemed and transferred
  to other funding options     (102,140,522)   (21,597,123)   (1,170,095)    (448,298)   (1,320,845)    (508,932)
                               --------------- -------------- ------------- ------------ ------------- ------------
Units end of year                66,903,303     85,709,100     1,843,499    2,241,816     1,580,396    2,314,410
                               =============== ============== ============= ============ ============= ============

                                           MIST BLACKROCK
                                           LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- ---------------------------------- ------------------------------
                                      2011           2010           2011                2010           2011            2010
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units beginning of year         54,907,593     63,249,054     89,036,157          98,568,292     11,051,153      11,126,251
Units issued and transferred
  from other funding options    51,473,923      4,122,594     63,202,917          11,778,873      9,501,490       4,396,724
Units redeemed and transferred
  to other funding options     (60,012,657)   (12,464,055)   (74,830,231)        (21,311,008)   (11,211,410)     (4,471,822)
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units end of year               46,368,859     54,907,593     77,408,843          89,036,157      9,341,233      11,051,153
                               ============== ============== ============== =================== ============== ===============

                                                             MIST LEGG MASON CLEARBRIDGE    MIST LOOMIS SAYLES GLOBAL
                                      MIST LAZARD MID CAP              AGGRESSIVE GROWTH                      MARKETS
                                               SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ------------------------------ ----------------------------
                                      2011           2010         2011              2010          2011           2010
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units beginning of year         55,785,950     64,642,037      243,732           206,409    33,062,109     43,268,117
Units issued and transferred
  from other funding options    24,342,611      6,070,882    5,358,034           615,192     2,208,287      2,467,567
Units redeemed and transferred
  to other funding options     (30,030,016)   (14,926,969)    (960,807)         (577,869)   (5,145,956)   (12,673,575)
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units end of year               50,098,545     55,785,950    4,640,959           243,732    30,124,440     33,062,109
                               ============== ============== ============ ================= ============= ==============

                                                                                          MIST METLIFE
                               MIST MET/FRANKLIN MUTUAL                                     AGGRESSIVE
                                                 SHARES      MIST MET/TEMPLETON GROWTH        STRATEGY
                                             SUBACCOUNT                     SUBACCOUNT      SUBACCOUNT
                               --------------------------- ---------------------------- ---------------
                                     2011          2010           2011       2010 (b)        2011 (a)
                               ------------- ------------- -------------- ------------- ---------------
Units beginning of year           849,530       658,147     31,582,017            --              --
Units issued and transferred
  from other funding options    1,587,454       292,413     55,474,414    36,048,865      61,329,579
Units redeemed and transferred
  to other funding options     (1,343,233)     (101,030)   (41,194,266)   (4,466,848)     (7,267,316)
                               ------------- ------------- -------------- ------------- ---------------
Units end of year               1,093,751       849,530     45,862,165    31,582,017      54,062,263
                               ============= ============= ============== ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

   MIST AMERICAN FUNDS           MIST BATTERYMARCH
   MODERATE ALLOCATION           GROWTH AND INCOME     MIST BLACKROCK HIGH YIELD
            SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------- --------------------------- -----------------------------
     2011         2010          2011          2010           2011           2010
------------ ------------ ------------- ------------- -------------- --------------
1,184,260      664,781    13,146,573    14,486,682     72,671,332     52,060,128
  396,221      808,378       325,646       356,006     40,297,898     40,939,185
 (263,692)    (288,899)   (1,628,586)   (1,696,115)   (50,476,658)   (20,327,981)
------------ ------------ ------------- ------------- -------------- --------------
1,316,789    1,184,260    11,843,633    13,146,573     62,492,572     72,671,332
============ ============ ============= ============= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH              MIST JANUS FORTY
                SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
----------------------------- -------------------------------- -----------------------------
       2011           2010          2011               2010           2011           2010
-------------- -------------- ------------- ------------------ -------------- --------------
 59,047,438     65,954,572     8,936,088          7,370,837    130,954,529    178,453,861
 49,612,720      9,563,786     9,597,322          5,167,753     46,190,455     12,501,286
(59,624,839)   (16,470,920)   (9,913,540)        (3,602,502)   (65,071,275)   (60,000,618)
-------------- -------------- ------------- ------------------ -------------- --------------
 49,035,319     59,047,438     8,619,870          8,936,088    112,073,709    130,954,529
============== ============== ============= ================== ============== ==============

     MIST LORD ABBETT BOND      MIST LORD ABBETT MID CAP     MIST MET/EATON VANCE
                 DEBENTURE                         VALUE            FLOATING RATE
                SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT
----------------------------- ----------------------------- ------------------------
       2011           2010           2011           2010          2011    2010 (b)
-------------- -------------- -------------- -------------- ------------- ----------
 40,480,659     45,437,764     59,583,746     70,579,098       711,474         --
 36,053,228      5,964,875     55,919,253      5,046,852     4,730,873    746,338
(44,031,249)   (10,921,980)   (66,859,725)   (16,042,204)   (4,227,497)   (34,864)
-------------- -------------- -------------- -------------- ------------- ----------
 32,502,638     40,480,659     48,643,274     59,583,746     1,214,850    711,474
============== ============== ============== ============== ============= ==========

   MIST METLIFE BALANCED         MIST METLIFE GROWTH       MIST METLIFE MODERATE
                STRATEGY                    STRATEGY                    STRATEGY
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
21,057,825    23,223,388    18,635,211    22,113,186    13,603,309    13,266,871
 1,162,148       821,968       331,684       314,170     2,197,858     1,872,377
(2,747,261)   (2,987,531)   (2,271,250)   (3,792,145)   (3,704,607)   (1,535,939)
------------- ------------- ------------- ------------- ------------- -------------
19,472,712    21,057,825    16,695,645    18,635,211    12,096,560    13,603,309
============= ============= ============= ============= ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                MIST MFS EMERGING MARKETS             MIST MFS RESEARCH          MIST MORGAN STANLEY
                                                   EQUITY                 INTERNATIONAL               MID CAP GROWTH
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ----------------------------- ----------------------------
                                      2011           2010           2011           2010           2011          2010
                               -------------- -------------- -------------- -------------- -------------- -------------
Units beginning of year         40,055,591     45,575,766     48,036,599     57,249,025     11,758,200    15,136,307
Units issued and transferred
  from other funding options    35,785,519      6,110,741     74,378,829      4,870,205     10,851,231       779,332
Units redeemed and transferred
  to other funding options     (43,026,471)   (11,630,916)   (44,825,929)   (14,082,631)   (13,363,298)   (4,157,439)
                               -------------- -------------- -------------- -------------- -------------- -------------
Units end of year               32,814,639     40,055,591     77,589,499     48,036,599      9,246,133    11,758,200
                               ============== ============== ============== ============== ============== =============

                                       MIST PIONEER FUND MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY
                                              SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                               ------------------------- -------------------------------- --------------------------
                                      2011          2010           2011           2010          2011      2010 (b)
                               -------------- ---------- -------------- ----------------- ------------- ------------
Units beginning of year         30,744,777    35,071,315    163,592,465    167,562,465     1,999,423           --
Units issued and transferred
  from other funding options    45,644,359     1,983,515    122,782,751     34,080,328    11,038,370    2,350,355
Units redeemed and transferred
  to other funding options     (32,867,420)   (6,310,053)  (151,615,685)   (38,050,328)   (2,529,444)    (350,932)
                               -------------- ------------------------- ----------------- ------------- ------------
Units end of year               43,521,716    30,744,777    134,759,531    163,592,465    10,508,349    1,999,423
                               ============== ========== ============== ================= ============= ============

                               MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                                   GROWTH                          VALUE    MIST TURNER MID CAP GROWTH
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ------------------------------ -----------------------------
                                     2011            2010           2011            2010         2011             2010
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units beginning of year         2,637,941       2,174,650    118,085,929     135,415,681    1,767,559        2,403,026
Units issued and transferred
  from other funding options    2,203,292         963,948     78,832,566       8,241,820      222,677          115,906
Units redeemed and transferred
  to other funding options     (1,966,931)       (500,657)   (94,189,121)    (25,571,572)    (337,762)        (751,373)
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units end of year               2,874,302       2,637,941    102,729,374     118,085,929    1,652,474        1,767,559
                               ============= =============== ============== =============== ============ ================

                                  MSF BLACKROCK AGGRESSIVE
                                                    GROWTH  MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED
                                                SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                               --------------------------- ----------------------------- -----------------------------
                                       2011           2010           2011        2010           2011           2010
                               --------------- ----------- -------------- -------------- -------------- --------------
Units beginning of year         116,770,017    136,340,583    225,736,980  254,242,025    118,061,128    141,009,077
Units issued and transferred
  from other funding options     95,970,287      7,706,233    158,016,694   24,492,753     10,254,747      5,527,923
Units redeemed and transferred
  to other funding options     (116,934,899)   (27,276,799)  (198,362,000) (52,997,798)   (22,781,035)   (28,475,872)
                               --------------- ----------- -------------- -------------- -------------- --------------
Units end of year                95,805,405    116,770,017    185,391,674  225,736,980    105,534,840    118,061,128
                               =============== =========== ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

  MIST OPPENHEIMER CAPITAL         MIST PIMCO INFLATION
              APPRECIATION               PROTECTED BOND     MIST PIMCO TOTAL RETURN
                SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
----------------------------- ------------------------- ------------------------------
       2011           2010           2011          2010            2011        2010
-------------- -------------- ------------- ----------- --------------- --------------
370,415,704    431,970,938     84,809,882    85,594,721     285,034,968  309,041,939
 22,718,995     18,814,014     81,258,980    20,671,578     267,862,443   53,577,555
(61,536,391)   (80,369,248)   (84,811,309)  (21,456,417)   (292,794,435) (77,584,526)
-------------- -------------- ------------- ----------- --------------- --------------
331,598,308    370,415,704     81,257,553    84,809,882     260,102,976  285,034,968
============== ============== ============= =========== =============== ==============

MIST SSGA GROWTH AND INCOME                               MIST T. ROWE PRICE LARGE CAP
                        ETF          MIST SSGA GROWTH ETF                        VALUE
                 SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
------------------------------ -------------------------- -------------------------------
       2011            2010           2011           2010           2011          2010
-------------- --------------- -------------- ----------- -------------- ----------------
110,185,544     118,121,815    142,607,091    151,971,206    153,267,618    178,302,083
  5,350,636       6,399,672      7,773,698      9,226,882    126,485,432      8,438,483
(13,241,302)    (14,335,943)   (17,293,082)   (18,590,997)  (151,168,289)   (33,472,948)
-------------- --------------- -------------- ----------- -------------- ----------------
102,294,878     110,185,544    133,087,707    142,607,091    128,584,761    153,267,618
============== =============== ============== =========== ============== ================

                               MORGAN STANLEY MULTI CAP    MSF BARCLAYS CAPITAL AGGREGATE
   MIST VAN KAMPEN COMSTOCK                      GROWTH                        BOND INDEX
                 SUBACCOUNT                  SUBACCOUNT                        SUBACCOUNT
------------------------------ --------------------------- ---------------------------------
        2011           2010          2011          2010          2011                2010
--------------- -------------- ------------- ------------- ------------- -------------------
 178,757,353    212,159,391       877,893       921,618    51,647,712          62,894,452
 160,196,705      6,094,947       865,238       129,304     3,228,498           3,441,205
(201,024,747)   (39,496,985)   (1,059,640)     (173,029)   (9,608,025)        (14,687,945)
--------------- -------------- ------------- ------------- ------------- -------------------
 137,929,311    178,757,353       683,491       877,893    45,268,185          51,647,712
=============== ============== ============= ============= ============= ===================

                                   MSF BLACKROCK LEGACY
MSF BLACKROCK LARGE CAP VALUE          LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET
                   SUBACCOUNT                SUBACCOUNT                      SUBACCOUNT
----------------------------- -------------------------- -------------------------------
      2011               2010          2011        2010           2011            2010
------------- --------------- ------------- ------------ -------------- ----------------
15,747,692         18,388,146   232,943,584  278,436,667   390,620,368     292,409,144
   698,899          1,312,882   181,176,484    6,729,530   476,826,492     419,479,748
(2,918,209)        (3,953,336) (216,847,587) (52,222,613) (511,848,766)   (321,268,524)
------------- --------------- -------------- ----------- -------------- ----------------
13,528,382         15,747,692   197,272,481  232,943,584   355,598,094     390,620,368
============= =============== ============== =========== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                   MSF DAVIS VENTURE VALUE           MSF FI VALUE LEADERS            MSF JENNISON GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          39,290,500     46,272,413     77,016,714      90,780,311     76,713,717      92,196,381
Units issued and transferred
  from other funding options     96,208,204      2,849,938     53,370,473       2,165,185     72,566,487       1,803,749
Units redeemed and transferred
  to other funding options      (39,110,852)    (9,831,851)   (67,002,902)    (15,928,782)   (88,790,634)    (17,286,413)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                96,387,852     39,290,500     63,384,285      77,016,714     60,489,570      76,713,717
                               =============== ============== ============== =============== ============== ===============

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          32,850,961     30,329,127     81,246,395      86,062,934      6,949,687       6,859,089
Units issued and transferred
  from other funding options     33,765,680     12,932,554     31,579,761      13,790,616      2,781,003       1,915,010
Units redeemed and transferred
  to other funding options      (34,800,276)   (10,410,720)   (37,687,409)    (18,607,155)    (2,862,923)     (1,824,412)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                31,816,365     32,850,961     75,138,747      81,246,395      6,867,767       6,949,687
                               =============== ============== ============== =============== ============== ===============

                                                                                                 MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year         365,263,272    424,517,109     55,157,576      58,644,242     39,250,929      48,947,939
Units issued and transferred
  from other funding options    283,119,661     17,845,189     33,120,541       8,621,095      2,117,134       2,927,357
Units redeemed and transferred
  to other funding options     (347,596,626)   (77,099,026)   (40,084,773)    (12,107,761)    (6,168,106)    (12,624,367)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year               300,786,307    365,263,272     48,193,344      55,157,576     35,199,957      39,250,929
                               =============== ============== ============== =============== ============== ===============

                                                              MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                    MSF RUSSELL 2000 INDEX                         GROWTH                         GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          41,489,141     52,166,793     45,753,740      53,594,235     76,912,938      84,858,983
Units issued and transferred
  from other funding options      2,697,285      4,873,800     35,502,982       5,286,363     37,828,196      13,139,178
Units redeemed and transferred
  to other funding options       (6,897,307)   (15,551,452)   (44,134,729)    (13,126,858)   (43,679,666)    (21,085,223)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                37,289,119     41,489,141     37,121,993      45,753,740     71,061,468      76,912,938
                               =============== ============== ============== =============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

            MSF LOOMIS SAYLES         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
               SMALL CAP CORE                           VALUE    INTERNATIONAL SMALL COMPANY
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011          2010 (b)          2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
       192,214        123,912      1,029,255               --         63,743          53,278
       503,095        108,633      1,063,204        1,304,952        100,017          38,421
      (273,434)       (40,331)    (1,173,615)        (275,697)       (80,927)        (27,956)
----------------- -------------- -------------- ---------------- -------------- ---------------
       421,875        192,214        918,844        1,029,255         82,833          63,743
================= ============== ============== ================ ============== ===============

         MSF METLIFE MODERATE         MSF METLIFE MODERATE TO
                   ALLOCATION           AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010             2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
   393,118,303    422,006,805    343,766,439      385,002,457      752,977,742     956,309,555
    73,459,725     44,353,655     42,817,441       27,755,862       85,985,098      40,443,876
  (100,741,870)   (73,242,157)   (66,390,615)     (68,991,880)    (178,658,782)   (243,775,689)
----------------- -------------- -------------- ---------------- -------------- ---------------
   365,836,158    393,118,303    320,193,265      343,766,439      660,304,058     752,977,742
================= ============== ============== ================ ============== ===============

 MSF NEUBERGER          MSF NEUBERGER BERMAN          MSF OPPENHEIMER GLOBAL
BERMAN GENESIS                 MID CAP VALUE                          EQUITY
    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
----------------- ----------------------------- -------------------------------
       2011 (a)          2011           2010             2011           2010
----------------- -------------- -------------- ---------------- --------------
            --     11,259,940     13,067,556      355,293,700    410,567,773
        12,540      9,927,449        335,670      112,061,168     24,058,567
            (1)   (11,890,571)    (2,143,286)    (147,867,280)   (79,332,640)
----------------- -------------- ------------------------------- --------------
        12,539      9,296,818     11,259,940      319,487,588    355,293,700
================= ============== ============== ================ ==============

 MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
 STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT       PIONEER VCT CULLEN VALUE
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010           2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
     3,494,208      3,762,287     125,335,567      140,576,689     13,452,820      14,948,808
    49,512,412        926,122     104,919,656       22,522,652        420,189         675,912
   (13,329,968)    (1,194,201)   (128,460,959)     (37,763,774)    (3,016,121)     (2,171,900)
----------------- -------------- -------------- ---------------- -------------- ---------------
    39,676,652      3,494,208     101,794,264      125,335,567     10,856,888      13,452,820
================= ============== ============== ================ ============== ===============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                            PIONEER VCT IBBOTSON GROWTH
                               PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME                     ALLOCATION
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         8,376,046         9,315,020     14,712,580    16,094,477    221,599,749     235,330,904
Units issued and transferred
  from other funding options      974,984           928,345      1,452,330     1,325,538      7,579,123       6,888,680
Units redeemed and transferred
  to other funding options     (2,846,272)       (1,867,319)    (3,389,099)   (2,707,435)   (22,360,030)    (20,619,835)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,504,758         8,376,046     12,775,811    14,712,580    206,818,842     221,599,749
                               ============= ================= ============== ============= ============== ===============

                                                                                                         WELLS FARGO VT
                                                 UIF GROWTH         UIF U.S. REAL ESTATE                SMALL CAP VALUE
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         7,852,817         9,106,525     16,338,780    20,079,803      2,391,673       2,853,960
Units issued and transferred
  from other funding options    6,260,195           217,061     16,433,965     1,451,787      1,338,898         158,613
Units redeemed and transferred
  to other funding options     (7,721,700)       (1,470,769)   (21,073,980)   (5,192,810)    (1,656,362)       (620,900)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,391,312         7,852,817     11,698,765    16,338,780      2,074,209       2,391,673
                               ============= ================= ============== ============= ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2011           2010           2011          2010          2011                2010
-------------- -------------- -------------- ------------- ------------- -------------------
119,014,176    127,523,679     27,106,926    31,686,148     8,080,999           8,382,574
  5,895,965      9,924,582     17,222,895     1,405,107       742,971           1,199,039
(17,012,069)   (18,434,085)   (22,605,446)   (5,984,329)   (2,111,196)         (1,500,614)
-------------- -------------- -------------- ------------- ------------- -------------------
107,898,072    119,014,176     21,724,375    27,106,926     6,712,774           8,080,999
============== ============== ============== ============= ============= ===================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Alger Capital Appreciation     2011   2,234,246 1.44 - 1.80   3,906,644            -- 1.55 - 2.65   (3.24) - (2.17)
  Subaccount                   2010   2,108,411 1.49 - 1.84   3,755,704          0.23 1.55 - 2.65    10.70 - 11.89
                               2009   2,568,654 1.34 - 1.65   4,100,549            -- 1.55 - 2.65    46.68 - 48.33
                               2008   2,726,355 0.91 - 1.11   2,946,088            -- 1.55 - 2.65 (46.69) - (46.09)
                               2007   3,117,230 1.71 - 2.06   6,258,265            -- 1.55 - 2.65   (1.42) - 31.11
AllianceBernstein Global       2011   1,221,384 0.70 - 0.72     873,875          0.36 1.65 - 1.90 (24.89) - (24.66)
  Thematic Growth Subaccount   2010   1,545,364 0.94 - 0.96   1,471,499          1.97 1.65 - 1.90    16.42 - 16.57
                               2009   1,859,710 0.80 - 0.82   1,520,169            -- 1.65 - 1.90    50.28 - 50.64
                               2008   1,967,504 0.54 - 0.55   1,068,173            -- 1.65 - 1.90 (48.51) - (48.29)
                               2007   2,675,537 1.04 - 1.05   2,814,482            -- 1.65 - 1.90    17.67 - 17.90
American Funds Bond Subaccount 2011   6,649,857 1.61 - 1.73  11,151,382          3.15 1.40 - 1.90      4.08 - 4.60
  (Commenced 4/28/2008)        2010   6,629,074 1.54 - 1.65  10,629,167          3.26 1.40 - 1.90      4.47 - 4.96
                               2009   5,354,874 1.48 - 1.57   8,185,030          4.01 1.40 - 1.90    10.47 - 11.08
                               2008   1,707,759 1.34 - 1.42   2,375,182          8.67 1.40 - 1.90 (10.75) - (10.45)
American Funds Global          2011  92,495,761 1.23 - 1.92 148,056,485          1.21 0.30 - 2.70  (11.30) - (9.16)
  Growth Subaccount            2010 115,240,903 1.38 - 2.14 206,239,786          1.45 0.30 - 2.70     8.71 - 11.44
                               2009 130,525,259 1.26 - 1.95 212,149,219          1.43 0.30 - 2.70    38.52 - 41.88
                               2008 148,315,752 0.89 - 1.39 171,788,338          1.71 0.30 - 2.70 (40.07) - (38.58)
                               2007 169,495,269 1.47 - 2.30 321,760,742          2.69 0.30 - 2.70   (4.70) - 14.13
American Funds Global Small    2011   1,623,025 2.32 - 2.48   3,907,280          1.46 1.40 - 1.90 (20.66) - (20.26)
  Capitalization Subaccount    2010   2,635,611 2.92 - 3.11   7,972,844          1.81 1.40 - 1.90    20.08 - 20.69
  (Commenced 4/28/2008)        2009   1,997,395 2.43 - 2.58   5,011,389          0.46 1.40 - 1.90    58.31 - 59.01
                               2008     638,633 1.54 - 1.62   1,017,332            -- 1.40 - 1.90 (49.55) - (49.38)
American Funds Growth          2011 226,708,667 1.06 - 1.69 323,137,038          0.58 0.30 - 2.70   (6.83) - (4.57)
  Subaccount                   2010 282,002,413 1.14 - 1.80 428,158,662          0.70 0.30 - 2.70    15.51 - 18.38
                               2009 323,767,342 0.99 - 1.54 421,186,273          0.66 0.30 - 2.70    35.68 - 38.90
                               2008 359,615,200 0.72 - 1.13 341,207,267          0.78 0.30 - 2.70 (45.51) - (44.10)
                               2007 404,396,586 1.30 - 2.04 695,771,349          0.76 0.30 - 2.70     1.50 - 11.72
American Funds                 2011 212,465,063 1.00 - 1.46 275,594,046          1.43 0.30 - 2.75   (4.48) - (2.15)
  Growth-Income Subaccount     2010 266,085,972 1.04 - 1.51 358,904,564          1.43 0.30 - 2.75     8.45 - 11.08
                               2009 305,682,875 0.95 - 1.38 376,941,251          1.60 0.30 - 2.75    27.57 - 30.86
                               2008 341,874,694 0.73 - 1.07 327,273,662          1.64 0.30 - 2.75 (39.52) - (38.03)
                               2007 401,435,769 1.20 - 1.75 629,811,177          1.45 0.30 - 2.75    (3.07) - 4.36
Delaware VIP Small Cap         2011   5,815,368 1.66 - 3.04  12,653,755          0.67 0.30 - 1.30   (2.60) - (1.66)
  Value Subaccount             2010  10,497,320 1.69 - 3.10  24,258,561          0.66 0.30 - 2.60    28.92 - 31.90
                               2009  11,809,419 1.28 - 2.36  21,004,334          1.02 0.30 - 2.60    28.40 - 31.49
                               2008  13,377,371 0.98 - 1.80  18,558,123          0.81 0.30 - 2.60 (31.67) - (30.11)
                               2007  16,388,529 1.40 - 2.58  33,497,643          0.53 0.30 - 2.60  (13.94) - (7.16)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
Dreyfus Socially Responsible 2011     536,060 1.05 - 1.29     663,326          0.67 1.55 - 2.65   (1.95) - (0.92)
  Growth Subaccount          2010     480,877 1.08 - 1.30     602,610          0.73 1.55 - 2.65    11.51 - 12.77
                             2009     574,094 0.96 - 1.15     639,903          0.64 1.55 - 2.65    29.92 - 31.39
                             2008     582,742 0.74 - 0.88     495,408          0.43 1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700 1.17 - 1.36     792,444          0.27 1.55 - 2.65      4.67 - 5.84
DWS I Capital Growth         2011   8,491,921 1.04 - 1.31  10,582,962          0.36 1.55 - 2.65   (7.23) - (6.23)
  Subaccount                 2010   7,420,886 1.12 - 1.40   9,928,161          0.58 1.55 - 2.65    13.26 - 14.61
                             2009   8,917,378 0.99 - 1.22  10,469,508          1.08 1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735 0.80 - 0.98   9,638,233          0.66 1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333 1.23 - 1.49  18,006,933          0.25 1.55 - 2.65   (1.15) - 10.47
DWS II Dreman Small Mid Cap  2011   4,665,637 1.16 - 1.91   8,261,005          0.68 1.55 - 2.65   (8.79) - (7.76)
  Value Subaccount           2010   5,549,304 1.27 - 2.08  10,696,706          0.93 1.55 - 2.65    19.45 - 20.78
                             2009   6,769,158 1.06 - 1.72  10,898,028          1.69 1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706 0.84 - 1.35   9,778,847          1.35 1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529 1.31 - 2.07  17,838,953          0.60 1.55 - 2.65    (0.07) - 1.13
DWS II Global Thematic       2011   2,219,665 1.00 - 1.45   3,026,970          0.24 1.55 - 2.65 (16.91) - (15.95)
  Subaccount                 2010   2,895,029 1.21 - 1.72   4,734,517          0.62 1.55 - 2.65    10.27 - 11.51
                             2009   3,417,264 1.09 - 1.55   5,030,435          1.26 1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900 0.78 - 1.10   4,073,603          1.13 1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961 1.54 - 2.14   9,874,816          0.24 1.55 - 2.65      3.02 - 4.24
DWS II Government & Agency   2011   5,140,392 1.19 - 1.31   6,487,438          3.81 1.55 - 2.65      4.39 - 5.49
  Securities Subaccount      2010   4,693,342 1.14 - 1.24   5,647,349          4.40 1.55 - 2.65      3.45 - 4.56
                             2009   5,472,346 1.10 - 1.18   6,311,542          4.70 1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315 1.05 - 1.12   7,663,328          4.25 1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580 1.03 - 1.09   4,755,051          4.04 1.55 - 2.65      2.69 - 3.93
Fidelity VIP Contrafund      2011 141,726,054 1.09 - 1.77 223,715,085          0.77 0.30 - 2.70   (5.31) - (3.06)
  Subaccount                 2010 160,809,148 1.15 - 1.85 264,096,436          1.01 0.30 - 2.70    13.91 - 16.63
                             2009 181,273,642 1.00 - 1.61 257,127,712          1.23 0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420 0.76 - 1.21 204,385,840          0.80 0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728 1.36 - 2.15 395,591,028          0.78 0.30 - 2.70     1.63 - 16.61
Fidelity VIP Dynamic Capital 2011   1,629,814 0.92 - 1.54   2,068,621            -- 0.30 - 2.50   (5.15) - (3.02)
  Appreciation Subaccount    2010   1,800,348 0.96 - 1.59   2,381,228          0.23 0.30 - 2.50    15.01 - 17.63
                             2009   2,259,227 0.82 - 1.35   2,578,968          0.02 0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553 0.61 - 1.00   2,110,918          0.42 0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214 1.06 - 1.74   4,597,424          0.11 0.30 - 2.50    (4.18) - 6.13
Fidelity VIP Equity-Income   2011  78,077,952 1.06 - 2.94 213,824,134          2.43 0.30 - 1.90    (1.18) - 0.67
  Subaccount                 2010  87,497,260 1.07 - 2.95 237,379,610          1.75 0.30 - 1.90    12.67 - 14.86
                             2009 108,541,676 0.95 - 2.60 240,102,941          2.34 0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779 0.74 - 2.02 199,519,894          2.41 0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044 1.32 - 3.57 400,892,976          1.74 0.30 - 1.90    (0.65) - 1.22
Fidelity VIP High Income     2011   9,899,875 1.50 - 2.64  25,924,805          6.54 0.60 - 1.30      2.66 - 3.40
  Subaccount                 2010  11,343,721 1.46 - 2.57  28,813,104          7.21 0.30 - 1.30    12.36 - 13.42
                             2009  14,725,421 1.25 - 2.29  31,480,724          8.11 0.30 - 1.30    42.09 - 43.51
                             2008  15,749,612 0.88 - 1.61  23,781,248          8.57 0.30 - 1.30 (25.93) - (25.18)
                             2007  17,441,474 1.18 - 2.17  35,721,575          7.77 0.30 - 1.30    (0.59) - 2.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------- ----------- ------------- ----------- -------------------
Fidelity VIP Mid Cap            2011 131,855,567 1.20 - 2.32 267,439,944          0.02 0.30 - 2.70 (13.21) - (11.08)
  Subaccount                    2010 150,237,224 1.38 - 2.65 346,905,399          0.12 0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353 1.10 - 2.10 298,753,019          0.47 0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157 0.81 - 1.53 232,101,268          0.24 0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164 1.37 - 2.57 435,231,658          0.49 0.30 - 2.70   (0.31) - 14.63
FTVIPT Franklin Income          2011  22,928,793 1.18 - 4.81  38,466,998          5.99 1.30 - 2.70    (0.34) - 1.02
  Securities Subaccount         2010  29,222,902 1.18 - 4.77  48,715,164          6.39 1.30 - 2.70     9.65 - 11.21
                                2009  30,320,651 1.08 - 4.29  41,814,022          8.12 1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181 0.82 - 3.21  25,140,094          5.49 1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936 1.19 - 1.26  34,418,610          3.38 1.30 - 2.70    (4.04) - 2.40
FTVIPT Franklin Rising          2011  15,551,161 1.14 - 1.54  22,145,063          1.52 1.50 - 2.65      3.20 - 4.38
  Dividends Securities          2010  16,928,302 1.06 - 1.47  23,199,262          1.60 1.50 - 2.65    17.54 - 18.83
  Subaccount                    2009  18,663,538 0.90 - 1.24  21,564,888          1.47 1.50 - 2.65    14.27 - 15.66
                                2008  21,627,695 0.79 - 1.07  21,687,343          1.84 1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683 1.10 - 1.50  36,386,985          2.37 1.50 - 2.65   (5.23) - (4.14)
FTVIPT Franklin Small-Mid       2011  25,729,063 0.93 - 1.71  34,957,797            -- 1.25 - 2.75   (7.35) - (5.96)
  Cap Growth Securities         2010  31,824,896 0.99 - 1.83  46,170,327            -- 1.25 - 2.75    24.11 - 26.04
  Subaccount                    2009  38,242,323 0.79 - 1.46  44,113,405            -- 1.25 - 2.75    39.60 - 41.80
                                2008  39,918,390 0.56 - 1.04  32,498,385            -- 1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557 1.00 - 1.84  67,189,742            -- 1.25 - 2.75      5.24 - 9.89
FTVIPT Mutual Shares            2011  26,399,650 1.22 - 1.35  33,103,285          2.15 1.40 - 1.90   (2.96) - (2.45)
  Securities Subaccount         2010  36,409,020 1.25 - 1.39  46,886,371          1.53 1.40 - 1.90      9.15 - 9.65
                                2009  42,535,689 1.15 - 1.26  50,121,663          1.91 1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032 0.93 - 1.02  45,238,751          2.96 1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398 1.50 - 1.64  88,384,934          1.44 1.40 - 1.90      1.49 - 2.05
FTVIPT Templeton Developing     2011  13,337,044 1.67 - 2.74  25,681,955          0.98 0.30 - 1.80 (17.32) - (16.11)
  Markets Securities Subaccount 2010  14,717,477 2.02 - 3.30  34,095,115          1.60 0.30 - 1.80    15.47 - 17.21
                                2009  15,673,026 1.75 - 2.85  31,239,521          4.01 0.30 - 1.80    69.58 - 72.16
                                2008  14,310,331 1.03 - 3.33  16,745,138          1.88 0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016 1.88 - 4.06 152,721,262          2.31 0.30 - 2.75     1.06 - 28.01
FTVIPT Templeton Foreign        2011  69,167,489 1.01 - 1.78  95,843,960          1.72 0.30 - 2.70 (13.04) - (10.86)
  Securities Subaccount         2010  84,974,211 1.16 - 2.03 133,825,834          1.91 0.30 - 2.75      5.44 - 8.03
                                2009  97,704,725 1.10 - 1.90 144,240,071          3.43 0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532 0.82 - 1.41 121,590,564          2.41 0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623 1.42 - 2.41 240,864,853          1.97 0.30 - 2.75     0.36 - 14.76
Invesco V.I. Dividend           2011   1,477,262 0.91 - 1.10   1,552,411          1.48 1.60 - 2.50   (2.58) - (1.70)
  Growth Subaccount             2010   1,892,620 0.93 - 1.12   2,026,368          1.54 1.60 - 2.50      7.49 - 8.45
                                2009   2,297,823 0.86 - 1.03   2,276,427          1.75 1.60 - 2.50    20.90 - 22.06
                                2008   2,424,014 0.71 - 0.84   1,981,211          0.42 1.60 - 2.50 (38.06) - (37.51)
                                2007   2,901,396 1.19 - 1.35   3,816,301          1.01 1.60 - 2.50    (5.62) - 2.27
Invesco V.I. Government         2011  16,254,323 1.10 - 1.59  20,877,260            -- 1.40 - 2.60      4.79 - 5.87
  Securities Subaccount
  (Commenced 5/2/2011)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Invesco V.I. S&P 500 Index     2011   2,706,272 0.99 - 1.23   3,145,074          1.76 1.55 - 2.60    (1.05) - 0.00
  Subaccount                   2010   6,211,524 1.00 - 1.24   7,379,716          1.68 1.55 - 2.60    11.62 - 12.79
                               2009   6,684,139 0.89 - 1.10   7,067,118          2.54 1.55 - 2.60    22.77 - 24.19
                               2008   6,631,301 0.72 - 0.88   5,673,311          2.18 1.55 - 2.60 (38.88) - (38.23)
                               2007   6,967,206 1.18 - 1.43   9,696,418          1.53 1.55 - 2.60      2.29 - 3.36
Invesco V.I. Utilities         2011   1,250,696 1.39 - 1.99   2,366,759          3.25 1.55 - 2.65    13.43 - 14.67
  Subaccount                   2010   1,414,907 1.22 - 1.73   2,340,520          3.67 1.55 - 2.65      3.53 - 4.66
                               2009   1,703,060 1.18 - 1.65   2,716,233          4.58 1.55 - 2.65    11.86 - 13.13
                               2008   2,120,045 1.05 - 1.46   3,005,689          2.63 1.55 - 2.65 (34.12) - (33.39)
                               2007   2,469,440 1.59 - 2.20   5,279,182          1.88 1.55 - 2.65     8.89 - 18.78
Invesco V.I. Van Kampen        2011  10,789,832 0.63 - 1.44  11,358,588            -- 1.40 - 2.60   (8.78) - (7.47)
  Capital Growth Subaccount    2010  12,335,955 0.68 - 1.55  15,074,925            -- 1.40 - 2.60    16.48 - 18.19
                               2009  15,018,782 0.58 - 1.31  15,653,524          0.02 1.40 - 2.60     0.00 - 63.84
                               2008  17,441,725 0.36 - 1.50  10,959,766          0.53 0.30 - 2.60  (50.44) - (4.25)
                               2007 157,200,754 0.56 - 1.60 129,155,686          0.01 0.30 - 2.60     5.60 - 15.96
Invesco V.I. Van Kampen        2011   8,566,782 0.63 - 1.32   8,042,543            -- 1.40 - 2.60  (11.45) - (3.30)
  Comstock Subaccount
  (Commenced 5/2/2011)
Invesco V.I. Van Kampen        2011  70,089,823 1.45 - 1.52 103,925,502          1.86 1.40 - 1.90   (3.14) - (2.70)
  Equity and Income Subaccount 2010  95,244,297 1.50 - 1.56 145,446,901          1.99 1.40 - 1.90     9.90 - 10.50
                               2009 106,877,677 1.36 - 1.41 148,131,048          2.80 1.40 - 1.90    20.19 - 20.74
                               2008 124,047,368 1.13 - 1.17 142,710,330          2.39 1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293 1.50 - 1.53 234,822,562          1.82 1.40 - 1.90      1.42 - 1.93
Invesco V.I. Van Kampen        2011  72,432,015 0.99 - 1.67  95,293,683          0.99 1.40 - 2.60   (4.70) - (3.41)
  Growth and Income Subaccount 2010  95,521,755 1.03 - 1.73 130,864,665          0.11 1.40 - 2.60     9.24 - 10.97
                               2009 114,335,077 0.94 - 1.56 141,710,332          3.64 1.40 - 2.60    21.02 - 22.66
                               2008 135,745,590 0.78 - 1.27 137,594,743          1.94 1.40 - 2.60 (34.00) - (33.00)
                               2007 171,568,422 1.18 - 1.90 260,145,192          1.42 1.40 - 2.60    (0.07) - 1.39
Janus Aspen Enterprise         2011  15,657,254 0.60 - 2.13  13,553,349            -- 0.30 - 2.60   (4.17) - (1.97)
  Subaccount                   2010  20,137,778 0.62 - 2.20  17,466,737            -- 0.30 - 2.60    22.28 - 25.15
                               2009  24,776,585 0.50 - 1.79  17,035,938            -- 0.30 - 2.60    40.68 - 44.00
                               2008  28,579,786 0.35 - 1.26  13,787,452          0.06 0.30 - 2.60 (45.29) - (44.02)
                               2007  32,312,340 0.64 - 2.30  27,341,621          0.07 0.30 - 2.60     3.53 - 21.04
Janus Aspen Overseas           2011  35,812,624 1.04 - 2.50  53,633,655          0.38 1.25 - 2.50 (34.01) - (33.19)
  Subaccount                   2010  40,655,745 1.57 - 3.78  91,389,889          0.54 1.25 - 2.50    21.93 - 23.50
                               2009  43,929,512 1.28 - 3.09  79,311,843          0.42 1.25 - 2.50    74.67 - 76.85
                               2008  45,196,584 0.73 - 1.77  45,301,896          1.14 1.25 - 2.50 (53.41) - (52.82)
                               2007  46,649,433 1.55 - 3.78  98,924,859          0.46 1.25 - 2.50    24.82 - 26.43
Janus Aspen Worldwide          2011     865,137 0.72 - 1.12     797,166          0.48 0.30 - 1.30 (15.12) - (14.24)
  Subaccount                   2010   1,013,409 0.85 - 1.31   1,072,638          0.50 0.30 - 1.30    14.04 - 15.17
                               2009   1,215,231 0.75 - 1.13   1,081,304          1.30 0.30 - 1.30    35.75 - 36.96
                               2008   1,473,348 0.55 - 1.61     933,270          0.15 0.30 - 2.45  (45.55) - (5.61)
                               2007  34,679,126 0.71 - 1.71  28,343,346          0.55 0.30 - 2.50    (5.11) - 8.61

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
LMPVET ClearBridge Variable    2011 346,829,648 0.95 - 1.60 392,842,683          0.17 0.30 - 2.70    (0.52) - 2.14
  Aggressive Growth Subaccount 2010 443,390,285 0.94 - 1.59 497,935,929          0.13 0.30 - 2.70    21.43 - 24.70
                               2009 532,331,659 0.76 - 1.32 486,236,715            -- 0.30 - 2.70    30.76 - 34.11
                               2008 622,180,674 0.57 - 1.00 428,934,280            -- 0.30 - 2.70 (42.18) - (40.60)
                               2007 741,329,212 0.98 - 1.82 873,001,582            -- 0.30 - 2.70    (6.31) - 6.75
LMPVET ClearBridge Variable    2011 264,460,402 1.13 - 1.67 345,221,069          1.44 0.60 - 2.70    (0.18) - 2.06
  Appreciation Subaccount      2010 340,812,870 1.12 - 1.65 439,981,790          1.52 0.60 - 2.70     9.69 - 11.88
                               2009 397,735,990 1.01 - 1.49 463,631,605          2.10 0.60 - 2.70    18.86 - 21.39
                               2008 467,330,035 0.80 - 1.24 453,131,027          1.19 0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.15 - 1.78 814,727,982          1.06 0.30 - 2.70      0.32 - 7.74
LMPVET ClearBridge Variable    2011 116,486,691 0.93 - 1.56 135,638,200          3.20 0.30 - 2.70    (2.40) - 7.56
  Equity Income Builder        2010 117,810,538 0.90 - 1.36 130,583,106          3.70 0.30 - 2.70     9.14 - 11.90
  Subaccount                   2009 135,980,347 0.82 - 1.22 137,170,481          3.17 0.30 - 2.70    19.33 - 22.53
                               2008 156,487,513 0.69 - 1.00 131,469,976          0.92 0.30 - 2.75 (36.73) - (35.21)
                               2007 193,635,280 1.09 - 1.55 255,776,152          1.33 0.30 - 2.75    (1.75) - 5.10
LMPVET ClearBridge Variable    2011 289,032,086 0.93 - 2.92 354,783,689          1.24 0.30 - 2.75   (8.77) - (6.50)
  Fundamental All Cap Value    2010 360,564,870 1.02 - 3.15 478,128,074          1.65 0.30 - 2.75    13.48 - 16.32
  Subaccount                   2009 428,072,804 0.90 - 2.73 494,512,064          1.33 0.30 - 2.75    25.84 - 28.91
                               2008 503,204,890 0.72 - 2.14 457,409,846          1.59 0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.16 - 3.41 899,059,753          1.20 0.30 - 2.75    (8.41) - 0.62
LMPVET ClearBridge Variable    2011  87,976,409 0.90 - 1.63  99,836,845          0.42 0.30 - 2.70   (3.33) - (0.98)
  Large Cap Growth Subaccount  2010 107,663,025 0.92 - 1.65 124,995,190          0.11 0.30 - 2.70      6.90 - 9.54
                               2009 128,748,339 0.86 - 1.51 137,942,475          0.27 0.30 - 2.70    38.57 - 42.03
                               2008 150,824,586 0.61 - 1.07 115,654,875          0.26 0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.99 - 1.71 234,261,631          0.04 0.30 - 2.70    (1.31) - 4.65
LMPVET ClearBridge Variable    2011 106,825,703 1.00 - 1.86 134,081,143          2.13 0.30 - 2.70      2.14 - 4.63
  Large Cap Value Subaccount   2010 129,276,662 0.98 - 1.79 156,733,252          2.92 0.30 - 2.70      6.61 - 9.13
                               2009 153,410,278 0.92 - 1.64 172,680,085          1.90 0.30 - 2.70    21.21 - 24.09
                               2008 180,915,479 0.76 - 1.33 166,124,166          1.22 0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.21 - 2.07 330,952,064          1.43 0.30 - 2.70    (4.61) - 3.29
LMPVET ClearBridge Variable    2011  29,141,332 1.22 - 1.71  42,401,069            -- 1.30 - 2.70   (6.52) - (5.18)
  Mid Cap Core Subaccount      2010  39,617,087 1.29 - 1.82  61,152,307            -- 1.30 - 2.70    19.30 - 20.96
                               2009  49,070,208 1.08 - 1.51  62,841,873          0.46 1.30 - 2.70    32.43 - 34.18
                               2008  57,996,976 0.81 - 1.13  55,520,897          0.19 1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.27 - 1.78 107,349,964          0.37 1.30 - 2.70    (3.30) - 5.81
LMPVET ClearBridge Variable    2011  38,530,720 1.17 - 2.17  59,480,568            -- 0.30 - 2.60    (1.24) - 1.10
  Small Cap Growth Subaccount  2010  46,003,583 1.18 - 2.18  71,509,944            -- 0.30 - 2.75    21.75 - 24.79
                               2009  54,202,034 0.96 - 1.77  68,494,048            -- 0.30 - 2.75    38.93 - 42.35
                               2008  59,867,011 0.69 - 1.26  53,919,156            -- 0.30 - 2.75 (42.32) - (40.89)
                               2007  71,547,703 1.18 - 2.17 110,867,024            -- 0.30 - 2.75    (2.50) - 9.34
LMPVET Investment Counsel      2011  23,310,011 0.94 - 3.10  43,793,657          1.04 0.30 - 2.50   (2.44) - (0.35)
  Variable Social Awareness    2010  28,992,998 0.95 - 3.14  53,105,312          1.29 0.30 - 2.50     9.32 - 11.87
  Subaccount                   2009  35,265,807 0.86 - 2.84  55,656,183          1.52 0.30 - 2.50    19.84 - 22.47
                               2008  39,745,946 0.71 - 2.34  50,092,116          1.84 0.30 - 2.50 (27.04) - (25.45)
                               2007  44,597,635 0.96 - 3.17  75,221,700          1.34 0.30 - 2.60     3.74 - 10.56

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------ ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS  HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------ ----------- ------------- ----------- -------------------
LMPVET Variable Lifestyle         2011  54,802,370  1.29 - 1.74  77,471,705          2.37 1.17 - 1.90    (0.77) - 0.00
  Allocation 50% Subaccount       2010  69,091,278  1.30 - 1.74  97,750,305          2.91 1.17 - 1.90    12.26 - 13.04
                                  2009  82,791,698  1.16 - 1.54 104,008,687          4.97 1.17 - 1.90    29.82 - 30.79
                                  2008 101,668,320  0.89 - 1.18  98,139,570          3.26 1.17 - 1.90 (28.75) - (28.20)
                                  2007 127,276,506  1.25 - 1.64 171,934,433          3.41 1.17 - 1.90      1.29 - 2.05
LMPVET Variable Lifestyle         2011  35,895,323  1.17 - 1.48  43,491,060          1.81 1.17 - 1.90   (2.42) - (1.79)
  Allocation 70% Subaccount       2010  44,663,513  1.20 - 1.51  55,155,290          2.03 1.17 - 1.90    12.81 - 13.70
                                  2009  52,457,087  1.06 - 1.33  57,089,042          3.47 1.17 - 1.90    30.47 - 31.36
                                  2008  61,066,781  0.81 - 1.01  50,738,235          2.32 1.17 - 1.90 (34.09) - (33.57)
                                  2007  73,092,932  1.24 - 1.52  91,454,984          2.55 1.17 - 1.90      1.90 - 2.63
LMPVET Variable Lifestyle         2011  24,183,514  1.08 - 1.43  27,425,036          1.40 1.17 - 1.90   (4.07) - (3.43)
  Allocation 85% Subaccount       2010  28,603,564  1.13 - 1.49  33,646,055          1.57 1.17 - 1.90    13.47 - 14.32
                                  2009  33,143,582  1.00 - 1.30  34,156,185          2.32 1.17 - 1.90    30.07 - 30.95
                                  2008  38,462,858  0.77 - 0.99  30,330,127          1.65 1.17 - 1.90 (38.60) - (38.15)
                                  2007  45,631,090  1.25 - 1.60  58,313,241          1.51 1.17 - 1.90      1.38 - 2.17
LMPVIT Western Asset              2011   7,281,992  1.21 - 1.96  11,544,768          7.29 1.40 - 2.60    (0.90) - 0.31
  Variable Global High Yield Bond 2010   8,965,094  1.22 - 1.95  14,183,211          8.24 1.40 - 2.60    12.05 - 13.34
  Subaccount                      2009  10,569,292  1.08 - 1.72  14,895,212         10.68 1.40 - 2.60    51.46 - 53.38
                                  2008  11,006,706  0.71 - 1.12  10,450,813         10.04 1.40 - 2.60 (32.56) - (31.80)
                                  2007  13,236,960  1.06 - 1.65  18,636,640          6.73 1.40 - 2.60   (4.92) - (1.44)
LMPVIT Western Asset              2011  66,903,303  1.33 - 2.36 113,968,018          7.96 0.30 - 2.70    (0.29) - 2.07
  Variable High Income            2010  85,709,100  1.32 - 2.33 144,770,864          9.24 0.30 - 2.70    13.47 - 16.27
  Subaccount                      2009 102,925,900  1.16 - 2.02 151,238,219         11.51 0.30 - 2.70    55.73 - 59.42
                                  2008 123,565,072  0.74 - 1.28 115,143,440         10.18 0.30 - 2.70 (31.84) - (30.18)
                                  2007 159,566,246  1.07 - 1.85 215,408,851          8.20 0.30 - 2.70    (2.40) - 0.97
MIST American Funds               2011   1,843,499  0.96 - 0.99   1,813,962          1.36 0.30 - 1.30   (3.33) - (2.36)
  Balanced Allocation Subaccount  2010   2,241,816  0.99 - 1.02   2,255,436          0.76 0.30 - 1.30    10.71 - 11.86
  (Commenced 4/28/2008)           2009   1,066,350  0.90 - 0.91     966,059            -- 0.30 - 1.30    27.64 - 28.85
                                  2008     460,585  0.70 - 0.71     324,976          9.23 0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth        2011   1,580,396  0.89 - 0.92   1,437,020          1.16 0.30 - 1.30   (6.04) - (4.95)
  Allocation Subaccount           2010   2,314,410  0.94 - 0.97   2,214,066          0.55 0.30 - 1.30    12.11 - 13.07
  (Commenced 4/28/2008)           2009     860,371  0.84 - 0.86     733,008            -- 0.30 - 1.30    32.18 - 33.70
                                  2008     361,073         0.64     231,081          8.34 0.30 - 1.30 (36.32) - (35.88)
MIST American Funds               2011   1,316,789  1.01 - 1.04   1,349,864          1.52 0.30 - 1.30   (1.08) - (0.10)
  Moderate Allocation Subaccount  2010   1,184,260  1.02 - 1.04   1,220,961          1.32 0.30 - 1.30      8.54 - 9.55
  (Commenced 4/28/2008)           2009     664,781  0.94 - 0.95     628,194            -- 0.30 - 1.30    21.85 - 22.97
                                  2008     127,658  0.77 - 0.78      98,733          6.60 0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth          2011  11,843,633 1.12 - 21.59 240,466,589          1.53 1.00 - 1.65    (0.27) - 0.37
  and Income Subaccount           2010  13,146,573 1.12 - 21.51 266,748,724          1.45 1.00 - 1.65    11.78 - 12.58
                                  2009  14,486,682 1.00 - 19.11 261,765,961          2.26 1.00 - 1.65    20.00 - 20.68
                                  2008  15,925,617 0.84 - 15.83 239,145,150          1.44 1.00 - 1.65 (37.92) - (37.50)
                                  2007  18,277,607 1.35 - 25.33 440,328,684          0.87 1.00 - 1.65      6.07 - 6.77

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST BlackRock High Yield      2011  62,492,572 1.17 - 7.66 132,699,654          6.91 0.19 - 2.75    (0.43) - 2.32
  Subaccount                   2010  72,671,332 1.18 - 7.56 150,232,781          5.46 0.19 - 2.75    12.17 - 15.88
                               2009  52,060,128 1.10 - 6.58 105,877,776          5.75 0.19 - 2.65    42.84 - 46.92
                               2008  55,599,982 0.77 - 4.52  78,057,547          7.33 0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456 1.13 - 6.04 120,841,696          5.94 0.19 - 2.64    (3.27) - 2.16
MIST BlackRock Large Cap       2011  46,368,859 0.78 - 1.43  46,041,512          1.01 0.30 - 2.75   (2.48) - (0.08)
  Core Subaccount              2010  54,907,593 0.79 - 1.45  54,941,051          1.24 0.30 - 2.75     9.44 - 12.18
                               2009  63,249,054 0.71 - 1.31  56,574,643          1.44 0.30 - 2.75    15.99 - 18.86
                               2008  71,441,239 0.61 - 1.12  54,264,589          0.59 0.30 - 2.75 (39.06) - (37.48)
                               2007  85,113,395 0.98 - 1.83 104,311,222          0.71 0.30 - 2.70    (2.36) - 5.26
MIST Clarion Global Real       2011  77,408,843 0.79 - 2.11  69,888,004          4.13 0.30 - 2.65   (8.05) - (5.57)
  Estate Subaccount            2010  89,036,157 0.85 - 2.26  86,851,730          8.52 0.30 - 2.75    13.07 - 15.96
                               2009  98,568,292 0.75 - 1.98  84,648,075          3.61 0.30 - 2.75    31.31 - 34.81
                               2008 105,420,478 0.57 - 1.49  68,580,445          2.12 0.30 - 2.75 (43.20) - (41.78)
                               2007 124,374,407 1.00 - 2.59 140,702,795          1.01 0.30 - 2.75  (24.83) - (2.70)
MIST Dreman Small Cap Value    2011   9,341,233 1.03 - 1.62  11,958,752          1.79 0.00 - 2.70 (12.47) - (10.14)
  Subaccount                   2010  11,051,153 1.16 - 1.53  15,942,525          0.88 0.30 - 2.70    16.33 - 19.24
                               2009  11,126,251 0.98 - 1.30  13,676,299          0.92 0.30 - 2.70    25.72 - 28.66
                               2008  11,190,143 0.77 - 1.02  10,817,418          0.75 0.30 - 2.70 (27.24) - (25.45)
                               2007  10,129,896 1.05 - 1.38  13,308,156            -- 0.30 - 2.70  (11.59) - (1.49)
MIST Harris Oakmark            2011  49,035,319 0.95 - 1.85  63,201,065          0.03 0.00 - 2.70 (16.26) - (14.01)
  International Subaccount     2010  59,047,438 1.13 - 2.05  89,505,876          2.13 0.30 - 2.70    13.54 - 16.31
                               2009  65,954,572 0.99 - 1.79  86,620,909          8.30 0.30 - 2.70    51.28 - 55.03
                               2008  73,645,655 0.65 - 1.17  62,788,056          2.06 0.30 - 2.70 (42.32) - (40.90)
                               2007  89,021,152 1.11 - 2.01 130,584,087          0.94 0.29 - 2.69  (11.52) - (1.45)
MIST Invesco Small Cap         2011   8,619,870 1.08 - 1.92  12,577,822            -- 0.30 - 2.70   (3.66) - (1.17)
  Growth Subaccount            2010   8,936,088 1.12 - 1.97  13,490,846            -- 0.30 - 2.70    16.36 - 26.09
                               2009   7,370,837 0.91 - 1.17   8,271,522            -- 0.30 - 2.70    30.71 - 33.87
                               2008   6,688,902 0.69 - 0.88   5,665,418            -- 0.30 - 2.70 (40.29) - (38.81)
                               2007   4,965,688 1.13 - 1.46   6,946,984            -- 0.30 - 2.70   (7.16) - 10.77
MIST Janus Forty Subaccount    2011 112,073,709 0.68 - 7.09 460,047,500          1.83 0.30 - 2.60   (9.72) - (7.57)
                               2010 130,954,529 0.74 - 7.75 563,298,004          1.83 0.30 - 2.75      6.69 - 9.36
                               2009 178,453,861 0.69 - 7.16 617,906,720            -- 0.30 - 2.75    39.33 - 42.78
                               2008 184,741,781 0.49 - 5.06 456,343,114          6.04 0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259 0.86 - 8.81 845,500,235          0.17 0.30 - 2.75   (0.95) - 30.11
MIST Lazard Mid Cap Subaccount 2011  50,098,545 0.95 - 2.52  78,292,549          0.91 0.30 - 2.65   (7.80) - (5.41)
  (Commenced 4/30/2007)        2010  55,785,950 1.03 - 2.68  94,335,966          1.07 0.30 - 2.65    19.63 - 22.86
                               2009  64,642,037 0.86 - 2.19  90,411,267          1.37 0.30 - 2.65    33.13 - 36.70
                               2008  69,717,278 0.64 - 1.60  72,983,686          0.08 0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059 1.06 - 1.16   6,737,323            -- 0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge    2011   4,640,959 0.59 - 0.87   2,996,585            -- 0.30 - 2.60   (10.09) - 3.32
  Aggressive Growth Subaccount 2010     243,732 0.76 - 0.84     194,775            -- 0.30 - 1.30    22.08 - 23.43
  (Commenced 4/28/2008)        2009     206,409 0.63 - 0.68     138,656            -- 0.30 - 1.30    31.30 - 32.62
                               2008     103,980 0.49 - 0.52      52,646            -- 0.30 - 0.90 (36.79) - (36.53)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                ---------------------------------- ---------------------------------------------
                                                                                  EXPENSE(2)         TOTAL(3)
                                            UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                             LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                ---------- ----------- ----------- ------------- ----------- -------------------
MIST Loomis Sayles Global  2011 30,124,440 1.69 - 5.08 150,849,568          2.53 0.60 - 1.65   (2.88) - (1.85)
  Markets Subaccount       2010 33,062,109 1.74 - 5.21 169,859,208          3.48 0.30 - 1.65    20.39 - 22.05
  (Commenced 4/30/2007)    2009 43,268,117 1.44 - 4.31 166,789,133          2.44 0.30 - 1.65    38.65 - 40.52
                           2008 46,805,268 1.04 - 3.10 129,910,023          5.05 0.30 - 1.65 (40.09) - (39.26)
                           2007 52,358,564 1.73 - 5.15 243,698,087            -- 0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond      2011 32,502,638 1.40 - 2.30  57,917,544          6.33 0.30 - 2.65      2.07 - 4.56
  Debenture Subaccount     2010 40,480,659 1.37 - 2.22  69,771,604          6.51 0.30 - 2.65    10.20 - 12.86
                           2009 45,437,764 1.25 - 1.98  70,758,842          7.78 0.30 - 2.65    33.50 - 36.72
                           2008 50,357,034 0.94 - 1.46  58,397,632          4.53 0.30 - 2.65 (20.53) - (18.67)
                           2007 60,470,520 1.18 - 1.81  88,568,023          5.47 0.30 - 2.65      1.31 - 6.16
MIST Lord Abbett Mid Cap   2011 48,643,274 0.88 - 1.30  45,537,282          0.55 0.30 - 2.70   (6.21) - (4.00)
  Value Subaccount         2010 59,583,746 0.93 - 1.35  59,037,980          0.62 0.30 - 2.70    22.09 - 25.23
                           2009 70,579,098 0.77 - 1.08  56,795,766          2.21 0.30 - 2.70    23.15 - 26.08
                           2008 80,119,831 0.62 - 0.86  51,848,646          0.58 0.30 - 2.75 (40.44) - (38.93)
                           2007 94,328,307 1.04 - 1.40 101,596,400          0.06 0.30 - 2.75  (11.39) - (0.56)
MIST Met/Eaton Vance       2011  1,214,850 1.01 - 1.02   1,239,402          1.64 1.70 - 2.60    (0.59) - 0.29
  Floating Rate Subaccount 2010    711,474 1.01 - 1.02     725,074            -- 1.70 - 2.60      1.44 - 2.04
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual   2011  1,093,751 0.84 - 0.86     933,129          2.91 1.70 - 2.50   (3.01) - (2.27)
  Shares Subaccount        2010    849,530 0.87 - 0.88     745,697            -- 1.70 - 2.35      8.38 - 9.15
  (Commenced 4/28/2008)    2009    658,147 0.80 - 0.81     530,058            -- 1.70 - 2.35    21.95 - 22.76
                           2008    386,422        0.66     254,151         10.69 1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth  2011 45,862,165 0.83 - 1.33  44,468,910          0.95 1.30 - 2.60   (9.26) - (8.07)
  Subaccount               2010 31,582,017 0.91 - 1.45  36,594,907            -- 1.30 - 2.60    10.07 - 11.55
  (Commenced 5/3/2010)
MIST MetLife Aggressive    2011 54,062,263 0.81 - 1.51  49,596,505            -- 0.30 - 2.55 (15.03) - (13.69)
  Strategy Subaccount
  (Commenced 5/2/2011)
MIST MetLife Balanced      2011 19,472,712 1.00 - 1.16  21,835,599          1.59 1.55 - 2.65   (4.22) - (3.18)
  Strategy Subaccount      2010 21,057,825 1.05 - 1.20  24,508,815          2.15 1.55 - 2.65    10.62 - 11.78
  (Commenced 5/4/2009)     2009 23,223,388 0.94 - 1.07  24,265,282            -- 1.55 - 2.65    22.33 - 23.27
MIST MetLife Growth        2011 16,695,645 0.99 - 1.17  18,833,183          1.52 1.55 - 2.55   (6.32) - (5.36)
  Strategy Subaccount      2010 18,635,211 1.06 - 1.23  22,297,948          1.78 1.55 - 2.55    12.60 - 13.67
  (Commenced 5/4/2009)     2009 22,113,186 0.94 - 1.08  23,350,459            -- 1.55 - 2.55    26.14 - 27.11
MIST MetLife Moderate      2011 12,096,560 1.06 - 1.21  14,146,314          1.72 1.55 - 2.55   (2.66) - (1.62)
  Strategy Subaccount      2010 13,603,309 1.09 - 1.23  16,268,189          2.50 1.55 - 2.55     9.64 - 10.60
  (Commenced 5/4/2009)     2009 13,266,871 1.00 - 1.11  14,418,041            -- 1.55 - 2.55    20.11 - 20.98
MIST MFS Emerging Markets  2011 32,814,639 1.22 - 3.09  74,236,005          1.55 0.30 - 2.70 (20.90) - (18.66)
  Equity Subaccount        2010 40,055,591 1.54 - 3.88 113,623,154          1.14 0.30 - 2.75    20.34 - 23.67
  (Commenced 4/30/2007)    2009 45,575,766 1.28 - 3.20 106,330,059          1.85 0.30 - 2.75    64.38 - 68.59
                           2008 49,186,008 0.78 - 1.93  69,356,966          0.98 0.30 - 2.75   (58.76) - 0.58
                           2007 22,838,831 2.03 - 4.09  69,677,937            -- 0.30 - 2.65     0.00 - 26.05

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MIST MFS Research            2011  77,589,499 0.98 - 1.72  99,020,711          1.25 0.30 - 2.65 (19.52) - (10.93)
  International Subaccount   2010  48,036,599 1.13 - 1.98  71,851,431          1.78 0.30 - 2.65     8.52 - 11.02
                             2009  57,249,025 1.04 - 1.81  77,964,871          3.25 0.30 - 2.65    28.09 - 31.20
                             2008  65,026,844 0.81 - 1.40  68,048,654          1.70 0.30 - 2.65 (44.56) - (42.53)
                             2007  57,544,188 1.44 - 2.47 102,336,302          0.15 0.30 - 2.60   (3.39) - 11.36
MIST Morgan Stanley Mid Cap  2011   9,246,133 0.89 - 2.43  12,904,996          0.71 0.30 - 2.60   (9.32) - (7.19)
  Growth Subaccount          2010  11,758,200 0.97 - 2.66  18,023,005          0.12 0.30 - 2.60    28.69 - 31.65
                             2009  15,136,307 0.75 - 2.05  17,892,218          0.01 0.30 - 2.60    53.24 - 56.78
                             2008  16,241,619 0.49 - 1.32  12,604,861          0.43 0.30 - 2.60 (49.06) - (47.29)
                             2007   3,986,582 1.31 - 1.34   5,299,998            -- 1.70 - 2.60   (7.20) - 21.34
MIST Oppenheimer Capital     2011 331,598,308 0.82 - 0.95 284,007,034          0.33 0.30 - 2.65   (3.89) - (1.25)
  Appreciation Subaccount    2010 370,415,704 0.84 - 0.96 324,669,577          0.67 0.30 - 2.65      6.57 - 9.34
                             2009 431,970,938 0.78 - 0.88 351,416,197            -- 0.30 - 2.65    39.93 - 43.70
                             2008 458,261,491 0.55 - 0.61 261,896,842          0.31 0.30 - 2.65 (47.40) - (45.98)
                             2007  26,945,381 1.11 - 1.14  30,451,362            -- 1.40 - 2.65   (3.52) - 12.69
MIST PIMCO Inflation         2011  81,257,553 1.25 - 1.55 115,644,635          1.81 0.00 - 2.75     8.31 - 11.45
  Protected Bond Subaccount  2010  84,809,882 1.15 - 1.41 110,311,164          2.54 0.30 - 2.75      5.00 - 7.67
                             2009  85,594,721 1.09 - 1.32 104,939,462          3.81 0.30 - 2.75    14.94 - 18.00
                             2008  84,875,080 0.95 - 1.13  89,827,203          3.82 0.30 - 2.70   (9.46) - (7.14)
                             2007  73,914,152 1.04 - 1.23  86,351,508          0.17 0.80 - 2.70     0.00 - 10.15
MIST PIMCO Total Return      2011 260,102,976 1.28 - 1.90 397,228,650          2.63 0.30 - 2.75    (1.23) - 2.81
  Subaccount                 2010 285,034,968 1.28 - 1.85 430,615,868          3.67 0.30 - 2.70      5.25 - 7.89
                             2009 309,041,939 1.21 - 1.72 437,011,528          0.57 0.30 - 2.70    10.87 - 16.13
                             2008  20,657,165 1.06 - 1.09  22,251,150          3.60 1.70 - 2.60   (2.22) - (1.36)
                             2007  17,237,540 1.08 - 1.10  18,856,207          3.31 1.70 - 2.60      4.86 - 5.77
MIST Pioneer Fund Subaccount 2011  43,521,716 0.83 - 1.83  60,273,626          0.93 0.30 - 2.65  (12.60) - (4.78)
                             2010  30,744,777 0.89 - 1.94  48,832,317          0.94 0.30 - 2.60    13.24 - 15.84
                             2009  35,071,315 0.78 - 1.69  48,615,076          1.01 0.30 - 2.60    20.72 - 26.30
                             2008  16,387,552 0.68 - 1.38  18,839,100          1.12 0.30 - 2.60 (34.56) - (32.98)
                             2007  18,642,832 1.03 - 2.08  32,327,745          0.89 0.30 - 2.60    (1.73) - 4.65
MIST Pioneer Strategic       2011 134,759,531 1.28 - 2.72 224,047,122          4.80 0.30 - 2.85      0.55 - 3.36
  Income Subaccount          2010 163,592,465 1.28 - 2.66 266,557,264          5.15 0.30 - 2.75     8.94 - 11.80
                             2009 167,562,465 1.17 - 2.40 249,602,835          4.51 0.30 - 2.75    22.59 - 32.67
                             2008 132,562,461 0.95 - 1.82 156,083,247          6.69 0.30 - 2.70 (14.11) - (10.96)
                             2007 137,915,159 1.09 - 2.07 187,183,787          0.68 0.30 - 2.70    (0.25) - 6.25
MIST RCM Technology          2011  10,508,349 0.42 - 1.80   8,570,794            -- 1.40 - 2.65 (19.68) - (11.36)
  Subaccount                 2010   1,999,423 1.14 - 1.42   2,724,803            -- 1.55 - 2.65    23.05 - 24.41
  (Commenced 5/3/2010)
MIST SSgA Growth and Income  2011 102,294,878        1.15 117,213,928          1.76        1.25            (0.17)
  ETF Subaccount             2010 110,185,544        1.15 126,498,036          1.37        1.25            10.81
                             2009 118,121,815        1.04 122,341,279          2.14        1.25            23.33
                             2008 130,577,256        0.84 109,653,164          1.90        1.25           (25.99)
                             2007 147,441,601        1.14 167,304,437            --        1.25             4.13

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST SSgA Growth ETF           2011 133,087,707        1.06 141,546,856          1.62        1.25            (3.27)
  Subaccount                   2010 142,607,091        1.10 156,916,020          1.53        1.25            12.70
                               2009 151,971,206        0.98 148,328,139          1.93        1.25            27.42
                               2008 161,274,026        0.77 123,461,622          1.56        1.25           (33.74)
                               2007 175,301,265        1.16 202,730,917            --        1.25             4.24
MIST T. Rowe Price Large       2011 128,584,761 0.82 - 4.97 117,195,273          0.65 0.30 - 2.70   (6.61) - (4.26)
  Cap Value Subaccount         2010 153,267,618 0.88 - 5.23 148,207,202          1.06 0.30 - 2.70    13.90 - 16.69
                               2009 178,302,083 0.77 - 4.00 149,934,901          2.27 0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476 0.67 - 3.43 145,054,521          1.55 0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828 1.08 - 1.41 267,772,267          0.68 0.05 - 2.70    (2.62) - 3.32
MIST T. Rowe Price Mid Cap     2011   2,874,302 0.89 - 1.59   3,490,853            -- 1.55 - 2.65   (4.25) - (3.18)
  Growth Subaccount            2010   2,637,941 0.93 - 1.64   3,627,883            -- 1.55 - 2.65    24.40 - 25.73
  (Commenced 4/28/2008)        2009   2,174,650 0.76 - 1.30   2,536,266            -- 1.55 - 2.65    29.50 - 43.23
                               2008   1,198,311 0.76 - 0.91   1,061,661            -- 1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap    2011 102,729,374 0.84 - 2.22 125,154,359          1.07 0.30 - 2.70  (16.37) - (9.27)
  Value Subaccount             2010 118,085,929 0.95 - 1.91 155,522,778          1.21 0.30 - 2.70    16.75 - 19.59
                               2009 135,415,681 0.81 - 1.62 149,634,615          1.19 0.30 - 2.70    23.10 - 26.11
                               2008 150,325,118 0.66 - 1.30 132,190,608          0.77 0.30 - 2.70 (31.74) - (30.08)
                               2007 177,121,221 0.96 - 1.88 223,905,276          0.36 0.30 - 2.70  (10.65) - (3.56)
MIST Turner Mid Cap Growth     2011   1,652,474 1.20 - 1.56   2,427,483            -- 1.55 - 2.65   (9.85) - (8.85)
  Subaccount                   2010   1,767,559 1.33 - 1.72   2,845,882            -- 1.55 - 2.65    23.84 - 25.24
  (Commenced 4/28/2008)        2009   2,403,026 1.07 - 1.37   3,118,333            -- 1.55 - 2.65    43.39 - 44.93
                               2008   2,586,292 0.75 - 0.95   2,331,082            -- 1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock       2011 137,929,311 0.90 - 1.54 168,446,892          1.19 0.30 - 2.75   (4.15) - (1.73)
  Subaccount                   2010 178,757,353 0.93 - 1.57 225,341,481          1.58 0.30 - 2.75    11.79 - 14.51
                               2009 212,159,391 0.83 - 1.37 237,036,843          0.01 0.30 - 2.75    23.19 - 31.15
                               2008     938,859 0.68 - 0.70     648,344          2.17 1.70 - 2.60 (37.55) - (37.01)
                               2007   1,286,953 1.08 - 1.11   1,416,028          1.48 1.70 - 2.60   (5.41) - (4.08)
Morgan Stanley Multi Cap       2011     683,491 1.29 - 1.63   1,037,271            -- 1.60 - 2.60   (9.30) - (8.48)
  Growth Subaccount            2010     877,893 1.40 - 1.78   1,463,366            -- 1.60 - 2.60    24.13 - 25.44
                               2009     921,618 1.13 - 1.42   1,228,624          0.12 1.60 - 2.60    66.53 - 68.13
                               2008     938,169 0.68 - 0.84     753,390          0.17 1.60 - 2.60 (49.11) - (48.57)
                               2007   1,543,165 1.33 - 1.64   2,443,108          0.16 1.60 - 2.60    16.12 - 17.30
MSF Barclays Capital Aggregate 2011  45,268,185 1.31 - 2.49 103,893,632          3.57 0.30 - 1.40      5.99 - 7.17
  Bond Index Subaccount        2010  51,647,712 1.24 - 2.35 111,235,771          3.84 0.30 - 1.40      4.57 - 5.75
  (Commenced 11/12/2007)       2009  62,894,452 1.18 - 2.24 124,909,151          6.40 0.30 - 1.40      3.69 - 4.85
                               2008  71,329,220 1.14 - 2.16 135,715,355          4.71 0.30 - 1.40      4.50 - 5.66
                               2007  85,048,945 1.09 - 2.06 154,016,372            -- 0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive       2011  95,805,405 0.57 - 1.57  90,389,497          0.22 0.30 - 2.70   (5.78) - (3.37)
  Growth Subaccount            2010 116,770,017 0.60 - 1.66 114,976,088            -- 0.30 - 2.70    12.16 - 14.83
                               2009 136,340,583 0.53 - 1.46 118,461,145          0.07 0.30 - 2.70    45.36 - 48.77
                               2008 154,809,818 0.36 - 1.00  91,555,768            -- 0.30 - 2.70 (47.24) - (45.92)
                               2007 185,128,306 0.68 - 1.87 206,830,312            -- 0.30 - 2.70   (0.56) - 19.69

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MSF BlackRock Bond Income      2011 185,391,674 1.06 - 2.03 250,881,660          3.98 0.30 - 2.75      3.53 - 6.25
  Subaccount                   2010 225,736,980 1.02 - 1.93 291,924,540          3.97 0.30 - 2.75      5.26 - 8.01
                               2009 254,242,025 0.97 - 1.81 310,155,879          6.84 0.30 - 2.75      5.70 - 9.11
                               2008 265,533,848 0.91 - 1.67 305,259,676          5.16 0.30 - 2.75   (9.43) - (3.72)
                               2007 316,222,898 1.04 - 1.75 388,189,298          3.22 0.30 - 2.70      1.11 - 6.01
MSF BlackRock Diversified      2011 105,534,840 1.05 - 2.53 241,546,529          2.45 0.30 - 2.65      0.87 - 3.44
  Subaccount                   2010 118,061,128 1.04 - 2.46 263,504,413          1.96 0.30 - 2.65      6.47 - 9.35
  (Commenced 4/30/2007)        2009 141,009,077 0.97 - 5.48 281,893,639          2.89 0.30 - 2.65    13.92 - 18.94
                               2008  68,632,597 0.86 - 1.96 122,906,726          2.82 0.30 - 2.65 (26.08) - (23.80)
                               2007  72,810,413 1.19 - 2.65 182,396,183            -- 0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap        2011  13,528,382 0.83 - 1.24  15,175,781          0.93 0.30 - 2.65    (0.64) - 1.81
  Value Subaccount             2010  15,747,692 0.84 - 1.21  17,609,264          0.86 0.30 - 2.65      6.10 - 8.59
  (Commenced 4/28/2008)        2009  18,388,146 0.79 - 1.12  19,257,470          1.36 0.30 - 2.65     8.19 - 10.69
                               2008  18,738,894 0.73 - 1.01  17,997,131            -- 0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large     2011 197,272,481 0.63 - 3.03 206,180,160          0.19 0.30 - 2.70  (11.49) - (9.26)
  Cap Growth Subaccount        2010 232,943,584 0.71 - 3.37 268,487,543          0.24 0.30 - 2.75    16.47 - 19.49
  (Commenced 4/28/2008)        2009 278,436,667 0.60 - 2.85 269,927,201            -- 0.30 - 2.75    28.38 - 30.51
                               2008       8,268        2.34      19,311            --        0.30           (34.82)
MSF BlackRock Money Market     2011 355,598,094 0.94 - 1.81 396,781,383            -- 0.30 - 2.85   (2.74) - (0.26)
  Subaccount                   2010 390,620,368 0.97 - 1.84 442,249,891          0.01 0.30 - 2.75    (2.77) - 0.55
                               2009 292,409,144 1.00 - 1.87 335,600,209          0.45 0.30 - 2.75    (2.34) - 0.09
                               2008 380,710,006 1.02 - 1.89 441,091,140          2.77 0.30 - 2.90    (0.10) - 3.28
                               2007 296,236,103 1.02 - 1.30 335,896,555          4.94 0.30 - 2.90      0.29 - 4.42
MSF Davis Venture Value        2011  96,387,852 0.85 - 1.46 110,626,783          0.48 0.30 - 2.70  (12.22) - (4.37)
  Subaccount                   2010  39,290,500 0.90 - 1.34  46,053,005          0.99 0.30 - 2.75     8.80 - 11.64
  (Commenced 4/28/2008)        2009  46,272,413 0.82 - 1.22  49,036,833          1.55 0.30 - 2.75    28.12 - 31.64
                               2008  50,458,028 0.63 - 0.94  41,210,080            -- 0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders           2011  63,384,285 0.81 - 1.56  75,345,632          1.05 0.30 - 2.65   (8.80) - (6.57)
  Subaccount                   2010  77,016,714 0.88 - 1.68  99,325,424          1.56 0.30 - 2.65    11.26 - 14.05
                               2009  90,780,311 0.79 - 1.49 103,755,815          2.82 0.30 - 2.65    18.31 - 21.34
                               2008 105,348,325 0.66 - 1.24 100,762,189          1.84 0.30 - 2.65 (40.60) - (39.17)
                               2007 122,428,834 1.11 - 2.07 196,125,953          0.85 0.30 - 2.65    (5.58) - 3.43
MSF Jennison Growth Subaccount 2011  60,489,570 0.53 - 1.48  43,819,251          0.11 0.30 - 2.60   (2.35) - (0.07)
  (Commenced 4/28/2008)        2010  76,713,717 0.54 - 1.50  56,595,399          0.46 0.30 - 2.60     8.51 - 10.94
                               2009  92,196,381 0.49 - 1.37  61,763,702          0.04 0.30 - 2.60    36.00 - 39.13
                               2008 110,066,602 0.36 - 1.00  52,990,327            -- 0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap    2011     421,875 2.86 - 3.35   1,346,982            -- 1.70 - 2.60   (2.22) - (1.35)
  Core Subaccount              2010     192,214 2.93 - 3.40     628,433            -- 1.70 - 2.60    23.94 - 25.06
  (Commenced 5/4/2009)         2009     123,912 2.40 - 2.72     325,388            -- 1.70 - 2.50    26.14 - 26.77
MSF Met/Artisan Mid Cap        2011     918,844 2.16 - 2.29   2,053,497          0.77 1.40 - 2.10      4.30 - 5.04
  Value Subaccount             2010   1,029,255 2.07 - 2.18   2,194,400            -- 1.40 - 2.10    14.63 - 15.44
  (Commenced 5/3/2010)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------- ------------- ------------- ----------- -------------------
MSF Met/Dimensional              2011      82,833 1.38 - 1.41       115,816          1.88 1.70 - 2.50 (18.35) - (17.63)
  International Small Company    2010      63,743 1.68 - 1.71       108,458          1.23 1.70 - 2.50    19.60 - 20.55
  Subaccount                     2009      53,278 1.41 - 1.42        75,431            -- 1.70 - 2.50    38.45 - 39.18
  (Commenced 5/4/2009)
MSF MetLife Conservative         2011  31,816,365 1.12 - 1.29    37,895,228          2.43 0.30 - 2.70      0.45 - 2.95
  Allocation Subaccount          2010  32,850,961 1.11 - 1.26    38,552,233          3.77 0.30 - 2.70      7.12 - 9.70
                                 2009  30,329,127 1.04 - 1.14    32,861,250          3.10 0.30 - 2.70    17.38 - 20.17
                                 2008  26,245,707 0.89 - 0.95    23,973,280          0.89 0.30 - 2.70 (16.65) - (14.70)
                                 2007  15,892,326 1.07 - 1.12    17,241,806            -- 0.30 - 2.50    (0.09) - 5.28
MSF MetLife Conservative to      2011  75,138,747 1.05 - 1.22    85,251,503          2.07 0.30 - 2.65    (1.60) - 0.75
  Moderate Allocation Subaccount 2010  81,246,395 1.06 - 1.21    92,534,789          3.47 0.30 - 2.65     8.59 - 11.14
                                 2009  86,062,934 0.98 - 1.09    89,073,057          3.32 0.30 - 2.50    20.61 - 23.27
                                 2008  89,863,744 0.82 - 0.88    76,216,690          1.12 0.30 - 2.50 (23.55) - (21.83)
                                 2007  93,106,882 1.07 - 1.13   102,041,214            -- 0.30 - 2.45    (1.10) - 4.55
MSF MetLife Mid Cap Stock        2011   6,867,767        1.10     7,567,180          0.93        1.25            (3.08)
  Index Subaccount               2010   6,949,687        1.14     7,903,300          1.00        1.25            24.67
                                 2009   6,859,089        0.91     6,254,414          1.77        1.25            35.31
                                 2008   6,459,837        0.67     4,353,823          1.37        1.25           (36.95)
                                 2007   5,333,803        1.07     5,703,436          0.72        1.25             6.37
MSF MetLife Moderate             2011 365,836,158 0.96 - 1.13   387,765,148          1.53 0.30 - 2.75   (4.00) - (1.65)
  Allocation Subaccount          2010 393,118,303 1.00 - 1.15   427,765,478          2.63 0.30 - 2.75    10.02 - 12.81
                                 2009 422,006,805 0.91 - 1.02   411,199,938          3.02 0.30 - 2.75    23.17 - 26.14
                                 2008 448,656,252 0.74 - 0.81   349,923,570          0.82 0.30 - 2.75 (30.60) - (28.80)
                                 2007 479,135,478 1.06 - 1.14   530,119,596            -- 0.30 - 2.70    (3.58) - 4.02
MSF MetLife Moderate to          2011 320,193,265 0.89 - 1.05   318,588,616          1.42 0.30 - 2.55   (6.22) - (4.01)
  Aggressive Allocation          2010 343,766,439 0.94 - 1.10   359,791,293          2.21 0.30 - 2.65    11.72 - 14.39
  Subaccount                     2009 385,002,457 0.85 - 0.96   356,369,177          2.58 0.30 - 2.65    25.71 - 28.72
                                 2008 401,062,441 0.67 - 0.75   290,979,056          0.62 0.30 - 2.65 (36.84) - (35.33)
                                 2007 442,105,761 1.07 - 1.15   499,873,765          0.02 0.30 - 2.60    (5.55) - 3.50
MSF MetLife Stock Index          2011 660,304,058 0.78 - 3.51   710,740,551          1.65 0.28 - 3.50    (1.73) - 1.51
  Subaccount                     2010 752,977,742 0.79 - 2.08   807,958,649          1.80 0.28 - 3.50    10.69 - 14.51
                                 2009 956,309,555 0.70 - 1.82   894,068,941          1.48 0.28 - 3.50    22.80 - 28.15
                                 2008 491,992,717 0.56 - 1.45   354,305,788          1.98 0.28 - 2.50 (38.82) - (37.32)
                                 2007 531,845,303 0.90 - 2.32   615,919,014          0.02 0.28 - 1.63    (1.67) - 3.87
MSF MFS Total Return             2011 300,786,307 0.90 - 2.86   499,287,986          2.65 0.30 - 2.75    (0.60) - 1.87
  Subaccount                     2010 365,263,272 0.90 - 2.83   594,788,580          2.94 0.30 - 2.75      6.82 - 9.55
                                 2009 424,517,109 0.85 - 2.61   636,362,549          4.24 0.30 - 2.75    15.10 - 18.01
                                 2008 485,162,845 0.74 - 2.23   625,319,073          3.54 0.30 - 2.90 (24.58) - (22.59)
                                 2007 592,318,130 0.97 - 2.90 1,001,081,924          2.00 0.30 - 2.90    (3.63) - 3.88
MSF MFS Value Subaccount         2011  48,193,344 1.11 - 1.58    63,956,024          1.61 0.30 - 2.70    (1.82) - 0.51
                                 2010  55,157,576 1.12 - 1.60    73,901,755          1.45 0.30 - 2.70     8.31 - 11.16
                                 2009  58,644,242 1.02 - 1.47    71,463,612            -- 0.30 - 2.70    17.51 - 20.39
                                 2008  62,480,214 0.86 - 1.25    64,279,938          1.88 0.30 - 2.70 (34.35) - (31.31)
                                 2007  61,212,759 1.31 - 1.89    95,032,956            -- 0.30 - 2.70    (2.29) - 6.94

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MSF Morgan Stanley EAFE      2011  35,199,957 0.78 - 1.87  56,199,006          2.51 0.30 - 1.60 (13.96) - (12.76)
  Index Subaccount           2010  39,250,929 0.91 - 2.16  72,320,627          2.90 0.30 - 1.60      6.56 - 7.83
                             2009  48,947,939 0.85 - 2.03  81,732,457          4.32 0.30 - 1.60    26.52 - 28.27
                             2008  52,994,262 0.68 - 1.59  69,092,998          3.03 0.30 - 1.60 (42.99) - (42.23)
                             2007  61,113,909 1.18 - 2.79 137,682,866          0.02 0.30 - 1.60    (1.47) - 9.29
MSF Neuberger Berman         2011      12,539 1.57 - 1.64      20,005            -- 1.70 - 2.10   (7.49) - (7.23)
  Genesis Subaccount
  (Commenced 5/2/2011)
MSF Neuberger Berman Mid     2011   9,296,818 1.04 - 2.21  14,451,092          0.81 1.40 - 2.60   (8.87) - (7.68)
  Cap Value Subaccount       2010  11,259,940 1.14 - 2.41  18,962,920          0.86 1.40 - 2.60    23.08 - 24.51
  (Commenced 4/30/2007)      2009  13,067,556 0.92 - 1.59  17,694,207          1.60 1.40 - 2.60    44.25 - 46.12
                             2008  15,069,022 0.64 - 1.09  13,966,556          0.88 1.40 - 2.60 (48.66) - (48.09)
                             2007  18,555,447 1.24 - 2.11  33,318,738            -- 1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global       2011 319,487,588 0.85 - 1.68 301,581,617          1.94 0.30 - 2.70  (10.84) - (8.68)
  Equity Subaccount          2010 355,293,700 0.96 - 1.86 371,423,984          1.52 0.30 - 2.70    12.45 - 16.53
                             2009 410,567,773 0.85 - 1.59 374,398,305          2.51 0.30 - 2.70    36.04 - 40.00
                             2008 448,654,570 0.62 - 1.15 295,841,010          2.07 0.30 - 2.75 (42.21) - (40.55)
                             2007 494,911,133 1.08 - 1.96 557,280,094          1.01 0.30 - 2.75    (3.86) - 6.12
MSF Russell 2000 Index       2011  37,289,119 1.25 - 2.83  93,301,295          1.08 0.30 - 1.65   (5.64) - (4.33)
  Subaccount                 2010  41,489,141 1.33 - 2.99 109,316,701          1.17 0.30 - 1.65    24.90 - 26.48
  (Commenced 4/30/2007)      2009  52,166,793 1.06 - 2.38 102,896,929          2.08 0.30 - 1.65    23.86 - 25.64
                             2008  54,971,926 0.86 - 1.92  87,292,343          1.30 0.30 - 1.65 (34.53) - (33.61)
                             2007  60,356,432 1.31 - 2.92 146,529,196            -- 0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap  2011  37,121,993 0.97 - 1.59  38,361,890            -- 0.30 - 2.65   (3.96) - (1.61)
  Growth Subaccount          2010  45,753,740 1.01 - 1.61  48,700,718          0.07 0.30 - 2.65    13.72 - 16.38
                             2009  53,594,235 0.89 - 1.39  49,610,845          0.34 0.30 - 2.65    39.25 - 42.59
                             2008  59,778,256 0.64 - 0.97  39,237,067          0.29 0.30 - 2.65 (43.53) - (42.18)
                             2007  64,027,839 1.13 - 1.16  73,516,561          0.20 1.17 - 2.60    (2.24) - 7.84
MSF T. Rowe Price Small Cap  2011  71,061,468 1.02 - 2.01  97,794,789            -- 0.30 - 2.65    (1.18) - 1.10
  Growth Subaccount          2010  76,912,938 1.03 - 2.00 105,806,004            -- 0.30 - 2.65    31.04 - 34.21
  (Commenced 4/28/2008)      2009  84,858,983 0.79 - 1.49  87,765,568          0.06 0.30 - 2.65    34.93 - 38.25
                             2008  91,237,701 0.58 - 1.08  69,058,943            -- 0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset            2011  39,676,652 1.11 - 2.65  59,620,518          0.87 1.17 - 2.60      0.69 - 4.89
  Management Strategic Bond  2010   3,494,208 2.29 - 2.52   8,424,280          6.37 1.17 - 1.45    11.08 - 11.45
  Opportunities Subaccount   2009   3,762,287 2.06 - 2.27   8,142,474          6.88 1.17 - 1.45    30.34 - 30.64
                             2008   4,192,426 1.58 - 1.74   6,937,973          4.25 1.17 - 1.45 (16.23) - (15.99)
                             2007   4,659,891 1.89 - 2.07   9,169,920          2.79 1.17 - 1.45      2.50 - 2.78
MSF Western Asset            2011 101,794,264 1.07 - 2.53 148,935,292          1.53 0.15 - 2.45      2.95 - 5.33
  Management U.S. Government 2010 125,335,567 1.04 - 2.42 173,254,111          2.75 0.15 - 2.45      3.23 - 5.63
  Subaccount                 2009 140,576,689 1.00 - 2.31 185,790,047          4.76 0.15 - 2.45      1.78 - 4.15
                             2008 165,146,188 1.01 - 2.24 209,916,401          3.03 0.15 - 2.45   (2.77) - (0.45)
                             2007  85,176,942 1.03 - 2.28 135,725,343          2.75 0.15 - 2.45      0.83 - 4.21

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Pioneer VCT Cullen Value       2011  10,856,888 0.94 - 1.02  10,766,616          0.73 1.50 - 2.75   (6.23) - (5.04)
  Subaccount                   2010  13,452,820 1.01 - 1.07  14,111,087          0.59 1.50 - 2.75      6.31 - 7.64
                               2009  14,948,808 0.94 - 1.00  14,626,585          0.78 1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008 0.84 - 0.87  12,564,364          1.38 1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835 1.27 - 1.32  19,730,517          0.81 1.50 - 2.75    (3.44) - 4.79
Pioneer VCT Emerging           2011   6,504,758 1.39 - 2.69  15,409,987            -- 1.50 - 2.75 (25.68) - (24.74)
  Markets Subaccount           2010   8,376,046 1.86 - 3.58  26,221,434          0.31 1.50 - 2.75    12.48 - 13.89
                               2009   9,315,020 1.65 - 3.15  25,836,006          0.89 1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485 0.97 - 1.84  13,714,981          0.09 1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.38 - 4.47  37,020,827          0.34 1.50 - 2.75     3.09 - 41.66
Pioneer VCT Equity Income      2011  12,775,811 1.13 - 1.60  19,180,928          1.99 1.50 - 2.60      3.05 - 4.17
  Subaccount                   2010  14,712,580 1.09 - 1.53  21,292,601          2.05 1.50 - 2.60    16.21 - 17.49
                               2009  16,094,477 0.91 - 1.31  19,818,006          3.08 1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498 0.82 - 1.17  20,833,195          2.58 1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.20 - 1.70  36,147,512          2.30 1.50 - 2.60   (9.22) - (0.96)
Pioneer VCT Ibbotson Growth    2011 206,818,842 0.93 - 1.11 217,767,479          1.96 1.50 - 2.90   (6.07) - (4.73)
  Allocation Subaccount        2010 221,599,749 0.99 - 1.16 246,699,062          1.91 1.50 - 2.90    11.41 - 13.12
                               2009 235,330,904 0.89 - 1.03 233,598,663          2.51 1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098 0.69 - 0.79 184,451,666          2.24 1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637 1.09 - 1.23 254,649,449          1.01 1.50 - 2.90    (5.52) - 4.06
Pioneer VCT Ibbotson Moderate  2011 107,898,072 0.97 - 1.13 116,552,439          2.52 1.50 - 2.90   (4.91) - (3.49)
  Allocation Subaccount        2010 119,014,176 1.02 - 1.18 134,202,065          2.54 1.50 - 2.90    10.65 - 12.23
                               2009 127,523,679 0.92 - 1.05 129,177,322          3.43 1.50 - 2.90    27.74 - 29.49
                               2008 131,739,676 0.72 - 0.81 103,808,691          2.90 1.50 - 2.90 (33.09) - (32.13)
                               2007 128,084,206 1.08 - 1.19 149,880,953          1.00 1.50 - 2.90    (3.28) - 4.10
Pioneer VCT Mid Cap Value      2011  21,724,375 1.10 - 1.67  32,437,470          0.65 1.40 - 2.75   (8.38) - (7.15)
  Subaccount                   2010  27,106,926 1.21 - 1.80  43,769,962          0.89 1.40 - 2.75    14.65 - 16.27
                               2009  31,686,148 0.95 - 1.55  43,949,273          1.29 1.40 - 2.75    21.93 - 23.45
                               2008  36,082,317 0.77 - 1.26  40,897,724          0.87 1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338 1.19 - 1.93  74,924,012          0.57 1.40 - 2.75      2.45 - 3.86
Pioneer VCT Real Estate Shares 2011   6,712,774 1.34 - 2.19  13,366,638          2.18 1.50 - 2.60      6.90 - 8.11
  Subaccount                   2010   8,080,999 1.24 - 2.03  15,025,737          2.45 1.50 - 2.60    25.25 - 26.68
                               2009   8,382,574 0.96 - 1.60  12,313,902          4.45 1.50 - 2.60    28.17 - 29.57
                               2008   8,720,284 0.75 - 1.24  10,025,395          3.91 1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836 1.24 - 2.04  18,378,703          2.53 1.50 - 2.60  (29.06) - (6.17)
UIF Growth Subaccount          2011   6,391,312 0.82 - 1.72   7,349,810          0.11 1.40 - 2.60   (5.22) - (4.13)
                               2010   7,852,817 0.86 - 1.81   9,543,702          0.12 1.40 - 2.60    19.72 - 21.27
                               2009   9,106,525 0.71 - 1.50   9,168,364            -- 1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955 0.44 - 0.92   6,578,629          0.19 1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589 0.88 - 1.85  16,896,083            -- 1.40 - 2.60   (4.56) - 20.24
UIF U.S. Real Estate           2011  11,698,765 1.31 - 1.36  15,642,002          0.84 1.40 - 1.90      3.96 - 4.46
  Subaccount                   2010  16,338,780 1.26 - 1.30  20,965,294          2.17 1.40 - 1.90    27.45 - 28.11
                               2009  20,079,803 0.99 - 1.01  20,149,396          3.29 1.40 - 1.90    25.92 - 26.59
                               2008  21,716,459 0.79 - 0.80  17,256,470          3.42 1.40 - 1.90 (39.04) - (38.76)
                               2007  25,452,950 1.29 - 1.31  33,106,666          1.14 1.40 - 1.90   (18.65) - 0.00

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                              -------------------------------- ---------------------------------------------
                                                                              EXPENSE(2)         TOTAL(3)
                                         UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                          LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                  UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                              --------- ----------- ---------- ------------- ----------- -------------------
Wells Fargo VT Small Cap 2011 2,074,209 1.36 - 2.09  3,218,582          0.65 0.30 - 1.85   (8.95) - (7.58)
  Value Subaccount       2010 2,391,673 1.48 - 2.27  4,028,620          1.51 0.30 - 1.85    15.16 - 16.95
                         2009 2,853,960 1.28 - 1.95  4,195,513          1.23 0.30 - 1.85    57.11 - 59.59
                         2008 2,939,820 0.81 - 1.22  2,659,523            -- 0.30 - 1.85 (45.53) - (44.70)
                         2007 3,380,492 1.48 - 2.22  5,618,575          0.02 0.30 - 1.85   (9.07) - (1.29)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                             PIONEER ANNUISTAR PLUS

                            PORTFOLIO ARCHITECT PLUS

                            SCUDDER ADVOCATE REWARDS


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book-70-71-75                                          April 30, 2012

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


     (1)  Statements of Assets and Liabilities as of December 31, 2011



     (2)  Statements of Operations for the year ended December 31, 2011



     (3) Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010


     (4)  Notes to Financial Statements

(b) The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2011 and 2010



     (2) Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS

 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
            Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement among the Registrant,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective
            Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-101778, filed
            April 7, 2009.)

3(b).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
            to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities' Registration Statement on Form N-4, File No. 033-65343, filed
            April 6, 2006.)

3(c).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
            MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(d).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 033-
            65343/811-07465, filed April 4, 2007.)

3(e).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
            No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
            Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
3(f).       Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution
            Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f)
            to Post-Effective Amendment No. 2 to MetLife of CT Separate Account QPN for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-156911,
            filed April 6, 2010.)

4(a).       Form of Variable Annuity Contract. (Incorporated herein by reference to
            Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on
            Form N-4, File No. 333-101778, filed April 17, 2003.)

4(b).       Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration
            Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)

4(c).       Company Name Change Endorsement The Travelers Insurance Company effective May
            1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
            Amendment No. 14 to The Travelers Fund ABD for Variable Annuities'
            Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

4(d).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities' Registration Statement on Form N-4, File No. 033-65343, filed
            April 6, 2006.)

4(e).       Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities' Registration Statement on Form N-4, File No. 033-65343, filed
            April 6, 2006.)

4(f).       403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)).
            (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective
            Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 6, 2010.)

4(g).       401(a)/403(a) Plan Endorsement (L-22492 (5/11)). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 4,
            2012.)

5(a).       Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-
            Effective Amendment No. 1 to the Registration Statement on Form N-4, File No.
            333-101778, filed April 17, 2003.)

5(b).       Form of Variable Annuity Application. (Incorporated herein by reference to
            Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities' Registration Statement on Form N-4, File No. 033-65343,
            filed April 6, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration
            Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No.
            033-65343, filed April 6, 2006.)

7(a).       Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
            File No. 333-65942, filed April 15, 2003.)

7(b).       Automatic Reinsurance Agreement between MetLife Insurance Company of
            Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).
            (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment
            No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed
            April 4, 2012.)

7(c).       Automatic Reinsurance Agreement between MetLife Life and Annuity Company of
            Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).
            (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment
            No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed
            April 4, 2012.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(a).       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT
            Separate Account Nine for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(a)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated August
            31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
            MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(b).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers
            Insurance Company and The Travelers Life and Annuity Company effective
            November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities'
            Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

8(b)(i).    First Amendment dated May 1, 2009 to the Participation Agreement dated
            November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers,
            LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(b)(ii).   Amendment dated April 30, 2010 to the Participation Agreement dated November
            1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC,
            MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-
            Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(c).       Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors,
            Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company
            and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31,
            2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c)
            to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven
            for Variable Annuities' Registration Statement on Form N-4, File No. 333-
            101778, filed April 7, 2009.)

8(c)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated October
            1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc.,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-
            Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 5, 2011.)

8(c)(ii).   Amendment dated April 30, 2010 to the Participation Agreement dated October
            1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance
            Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-
            Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 5, 2011.)

8(d).       Participation Agreement Among The Alger American Fund, The Travelers
            Insurance Company and Fred Alger & Company, Inc. effective April 23, 2003.
            (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment
            No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(d)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated April 23,
            2003 between The Alger Portfolios, Fred Alger & Company, Incorporated and
            MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 21 to MetLife of CT
            Separate Account Eleven for Variable Annuities' Registration Statement on
            Form N-4, File No. 333-101778, filed April 5, 2011.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(e).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, American Funds Insurance Series, American Funds
            Distributors, Inc. and Capital Research and Management Company effective
            October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
            and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
            Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

8(e)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated October
            1, 1999 between American Funds Insurance Series, Capital Research and
            Management Company and MetLife Insurance Company of Connecticut.
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152194, filed
            April 5, 2011.)

8(f).       Participation Agreement Among The Travelers Insurance Company, Credit Suisse
            Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management
            Securities effective June 8, 2003 and an Amendment to the Participation
            Agreement (effective December 10, 2004.) (Incorporated herein by reference to
            Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate
            Account Eleven for Variable Annuities' Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(g).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
            I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
            2003 and Amendments to the Participation Agreement (respectively effective
            August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
            (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment
            No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(g)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated June 5,
            2003 between DWS Variable Series I, DWS Investments Distributors, Inc.,
            Deutsche Investment Management Americas Inc. and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-
            Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 5, 2011.)

8(h).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
            II, Scudder Distributors, Inc. and Deutsche Asset Management effective June
            5, 2003 and Amendments to the Participation Agreement (respectively effective
            August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December
            28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-
            Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

8(h)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated June 5,
            2003 between DWS Variable Series II, DWS Investments Distributors, Inc.,
            Deutsche Investment Management Americas Inc. and MetLife Insurance Company of
            Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-
            Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 5, 2011.)

8(i).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
            Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
            Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
            Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to
            MetLife of CT Separate Account Eleven for Variable Annuities' Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(i)(i).    Amendment No. 5 dated October 5, 2010 to the Amended and Restated
            Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable
            Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife
            Insurance Company of Connecticut and MetLife Investors Distribution Company.
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 5, 2011.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(i)(ii).   Participation Agreement Addendum effective May 1, 2011 Among Franklin
            Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
            Inc., MetLife Insurance Company of Connecticut and MetLife Investors
            Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii)
            to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven
            for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
            152189/811-21262, filed April 4, 2012.)

8(j).       Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
            Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
            Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
            Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
            Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate
            Account Eleven for Variable Annuities' Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(j)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated January
            1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason
            Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason
            Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut.
            (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective
            Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 5, 2011.)

8(k).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer
            Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective
            January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate
            Account Eleven for Variable Annuities' Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(k)(i).    Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among
            MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust,
            Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
            (Filed herewith.)

8(l).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
            Fund III effective May 1, 2001 and Amendments to the Amended and Restated
            Participation Agreement (respectively effective May 1, 2003, December 8,
            2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
            herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to
            MetLife of CT Separate Account Eleven for Variable Annuities' Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(l)(i).    Summary Prospectus Agreement Among Fidelity Distributors Corporation and
            MetLife Insurance Company of Connecticut effective April 30, 2010.
            (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective
            Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 5, 2011.)

8(m).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment
            Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and
            Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the
            Amended and Restated Participation Agreement (respectively effective May 17,
            2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated
            herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to
            MetLife of CT Separate Account Eleven for Variable Annuities' Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(m)(i).    Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund
            Participation Agreement dated March 23, 1998 among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment
            Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and
            Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration
            Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment
            No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. (Filed herewith.)

11.         Not Applicable


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
12.         Not Applicable

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, Richard
            S. Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L. Saul, and Marie
            C. Swift to act as signatory for Michael K. Farrell, Maria R. Morris, Robert
            E. Sollmann, Jr., Peter M. Carlson and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 20 to MetLife of
            CT Separate Account Eleven for Variable Annuities' Registration Statement on
            Form N-4, File No. 333-101778, filed April 6, 2010.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Chairman of the Board, President, Chief Executive Officer and
10 Park Avenue                Director
Morristown, NJ 07962

Maria Regina Morris           Director
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven Jeffrey Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas Donald Latrenta      General Counsel
1095 Avenue of the Americas
New York, NY 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036

Robin Lenna                   Executive Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Marlene Beverly Debel         Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

William D. Cammarata          Senior Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
S. Peter Headley              Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                 Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Andrew T. Aoyama              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, NY 10036

Deirdre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

Mark J. Davis                 Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Sebastian J. Janssen          Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Katherine J. Schoos           Vice President
700 Quaker Lane
Warwick, RI 02886

Nan D. Tecotzky               Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Michael F. Tietz              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark H. Wilsmann              Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

                                        6




ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2012, there were 279,953 owners of qualified contracts and 80,224 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuitities).


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest
Tampa, FL 33647

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez               Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
200Park Avenue
40(th) Floor
New York, NY 10166



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $39,198,439             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910

MetLife, 501 Boylston Street, Boston, MA 02116

MetLife, 1095 Avenue of the Americas, New York, 10036

MetLife, 18210 Crane Nest Dr., Tampa, FL 33647

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Morristown, and state of New Jersey, on this 4th day of April 2012.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April 2012.




         /s/ *MICHAEL K. FARRELL                  Chairman of the Board, President and Chief
---------------------------------------------        Executive Officer
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)




                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact

* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2010.

..

                                  EXHIBIT INDEX


8(k)(i)   Amendment to Pioneer Variable Contracts Trust Participation Agreement

10        Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
          Firm